UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Strategic
Series
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 7
Franklin Small-Mid Cap Growth Fund 12
Financial Highlights and Schedules of Investments 17
Financial Statements 47
Notes to Financial Statements 52
Shareholder Information 75
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities Fund
This semiannual report for Franklin Growth Opportunities
Fund covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a +4.67% cumulative
total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a +1.00%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s
®
500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a +1.39% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
10/31/23
% of Total
Net Assets
Software 24.2%
Semiconductors & Semiconductor Equipment 9.6%
Interactive Media & Services 8.8%
Broadline Retail 6.3%
Financial Services 4.2%
Capital Markets 3.8%
Technology Hardware, Storage & Peripherals 3.8%
Life Sciences Tools & Services 3.4%
Pharmaceuticals 3.0%
Hotels, Restaurants & Leisure 2.8%
IT Services 2.6%
Health Care Providers & Services 2.5%
Health Care Equipment & Supplies 2.2%
Beverages 2.1%
Other
*
18.7%
Short-Term Investments & Other Net Assets 2.0%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry
% of Total
Net Assets
a aa
Amazon.com, Inc. 6.3%
Broadline Retail
Microsoft Corp. 5.2%
Software
NVIDIA Corp. 4.7%
Semiconductors & Semiconductor Equipment
Mastercard, Inc. 4.2%
Financial Services
Meta Platforms, Inc. 4.2%
Interactive Media & Services
Apple, Inc. 3.8%
Technology Hardware, Storage & Peripherals
Alphabet, Inc. 3.4%
Interactive Media & Services
ServiceNow, Inc. 2.6%
Software
Eli Lilly & Co. 2.5%
Pharmaceuticals
Monolithic Power Systems, Inc. 2.1%
Semiconductors & Semiconductor Equipment
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
22
.

Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +4.67% -1.09%
1-Year +14.31% +8.03%
5-Year +56.28% +8.11%
10-Year +154.90% +9.19%
Advisor
6-Month +4.78% +4.78%
1-Year +14.57% +14.57%
5-Year +58.22% +9.61%
10-Year +161.61% +10.09%
See page 5 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.94% 0.95%
Advisor 0.68% 0.69%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,046.70 $4.67 $1,020.57 $4.61 0.91%
C $1,000 $1,042.60 $8.51 $1,016.81 $8.40 1.66%
R $1,000 $1,045.40 $5.96 $1,019.31 $5.88 1.16%
R6 $1,000 $1,048.40 $2.97 $1,022.24 $2.93 0.58%
Advisor $1,000 $1,047.80 $3.38 $1,021.83 $3.34 0.66%

franklintempleton.com
Semiannual Report
Franklin Small Cap Growth Fund
This semiannual report for Franklin Small Cap Growth Fund
covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a -5.35% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a -7.36% cumulative total return.
2
The Standard &
Poor’s
®
500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +1.39% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
10/31/23
% of Total
Net Assets
Software 10.9%
Aerospace & Defense 6.6%
Biotechnology 6.3%
Health Care Equipment & Supplies 5.8%
Semiconductors & Semiconductor Equipment 5.6%
Hotels, Restaurants & Leisure 5.6%
Financial Services 4.6%
Health Care Providers & Services 4.4%
Capital Markets 3.6%
Construction & Engineering 3.5%
Food Products 3.4%
Specialty Retail 3.2%
Household Durables 2.9%
Personal Care Products 2.8%
Other
*
29.1%
Short-Term Investments & Other Net Assets 1.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry
% of Total
Net Assets
a aa
BWX Technologies, Inc. 2.5%
Aerospace & Defense
BellRing Brands, Inc. 2.3%
Personal Care Products
AAR Corp. 2.2%
Aerospace & Defense
Arcosa, Inc. 2.1%
Construction & Engineering
Onto Innovation, Inc. 2.1%
Semiconductors & Semiconductor Equipment
HealthEquity, Inc. 2.0%
Health Care Providers & Services
Matador Resources Co. 2.0%
Oil, Gas & Consumable Fuels
Liberty Energy, Inc. 1.9%
Energy Equipment & Services
Haemonetics Corp. 1.8%
Health Care Equipment & Supplies
Simply Good Foods Co. (The) 1.8%
Food Products
1. The Russell 2000
®
Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000
®
Index, which represent a small
amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
31
.

Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager

Performance Summary as of October 31, 2023
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -5.35% -10.56%
1-Year +0.55% -5.00%
5-Year +20.80% +2.68%
10-Year +81.36% +5.53%
Advisor
6-Month -5.21% -5.21%
1-Year +0.86% +0.86%
5-Year +22.34% +4.12%
10-Year +86.10% +6.41%
See page 10 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.12%
Advisor 0.86% 0.87%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $946.50 $5.28 $1,019.71 $5.48 1.08%
C $1,000 $944.30 $8.94 $1,015.94 $9.27 1.83%
R $1,000 $945.20 $6.50 $1,018.46 $6.74 1.33%
R6 $1,000 $948.40 $3.27 $1,021.78 $3.39 0.67%
Advisor $1,000 $947.90 $4.06 $1,020.97 $4.21 0.83%

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth Fund
This semiannual report for Franklin Small-Mid Cap Growth
Fund covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-capitalization (small-
cap) and mid-capitalization (mid-cap) companies. For this
Fund, small-cap companies are companies within the market
capitalization range of companies in the Russell 2500™
Index, at the time of purchase, and mid-cap companies
are companies within the market capitalization range of
companies in the Russell Midcap
®
Index, at the time of
purchase.
1
Performance Overview
The Fund’s Class A shares posted a -3.60% cumulative
total return for the six months under review. In comparison, the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Growth Index
companies with relatively higher price-to-book ratios and
higher forecasted growth rates, posted a -3.05% cumulative
total return.
2
Also in comparison, the Standard & Poor’s
®
500
Index (S&P 500), which tracks the broad U.S. stock market,
posted a +1.39% cumulative total return.
2
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
10/31/23
% of Total
Net Assets
Software 12.9%
Capital Markets 7.2%
Life Sciences Tools & Services 5.5%
Health Care Equipment & Supplies 5.3%
Professional Services 5.2%
Hotels, Restaurants & Leisure 4.6%
Specialty Retail 4.3%
Semiconductors & Semiconductor Equipment 3.9%
IT Services 3.8%
Oil, Gas & Consumable Fuels 3.0%
Aerospace & Defense 3.0%
Biotechnology 2.8%
Interactive Media & Services 2.6%
Health Care Technology 1.9%
Other
*
30.3%
Short-Term Investments & Other Net Assets 3.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry
% of Total
Net Assets
a aa
Crowdstrike Holdings, Inc. 2.3%
Software
Paychex, Inc. 2.0%
Professional Services
Ares Management Corp. 1.9%
Capital Markets
Dexcom, Inc. 1.8%
Health Care Equipment & Supplies
Trane Technologies plc 1.8%
Building Products
Veeva Systems, Inc. 1.7%
Health Care Technology
Fastenal Co. 1.7%
Trading Companies & Distributors
Agilent Technologies, Inc. 1.6%
Life Sciences Tools & Services
Pinterest, Inc. 1.5%
Interactive Media & Services
TransDigm Group, Inc. 1.5%
Aerospace & Defense
1. The Russell 2500
TM
Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000
®
Index, which represent a
modest amount of the Russell 3000
®
Index’s total market capitalization. The Russell Midcap
®
Index is market capitalization weighted and measures the performance of the approximately 800 smallest companies in the Russell 1000
®
Index, which represent a modest amount of the Russell 1000
®
Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 41.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael McCarthy, CFA
Portfolio Manager

Performance Summary as of October 31, 2023
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -3.60% -8.89%
1-Year +3.42% -2.26%
5-Year +45.00% +6.50%
10-Year +110.90% +7.14%
Advisor
6-Month -3.46% -3.46%
1-Year +3.71% +3.71%
5-Year +46.79% +7.98%
10-Year +116.23% +8.02%
See page 15 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.92%
Advisor 0.65% 0.67%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Per iod
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $964.00 $4.21 $1,020.85 $4.33 0.85%
C $1,000 $960.60 $7.90 $1,017.08 $8.12 1.60%
R $1,000 $963.10 $5.44 $1,019.59 $5.60 1.10%
R6 $1,000 $965.90 $2.42 $1,022.67 $2.49 0.49%
Advisor $1,000 $965.40 $2.98 $1,022.11 $3.06 0.60%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.15 $43.14 $56.25 $39.60 $39.57 $38.58
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.12) (0.28) (0.26) (0.14) (0.13)
Net realized and unrealized gains (losses) 1.91 (2.19) (7.76) 20.03 3.59 5.29
Total from investment operations ........ 1.83 (2.31) (8.04) 19.77 3.45 5.16
Less distributions from:
Net realized gains ................. — (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of period .......... $40.98 $39.15 $43.14 $56.25 $39.60 $39.57
Total return
c
....................... 4.67% (4.98)% (16.57)% 50.64% 8.90% 15.91%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.95% 0.90% 0.91% 0.95% 0.94%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.91%
f
0.94% 0.89% 0.91%
f
0.95%
f
0.94%
f
Net investment (loss) ................ (0.37)% (0.30)% (0.49)% (0.51)% (0.35)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $2,829,560 $2,765,017 $3,215,834 $4,203,693 $2,883,392 $2,819,007
Portfolio turnover rate ................ 20.67% 16.52%
g
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.86 $32.55 $43.87 $31.61 $32.47 $32.67
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.30) (0.54) (0.50) (0.35) (0.35)
Net realized and unrealized gains (losses) 1.40 (1.71) (5.71) 15.88 2.91 4.32
Total from investment operations ........ 1.23 (2.01) (6.25) 15.38 2.56 3.97
Less distributions from:
Net realized gains ................. — (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of period .......... $30.09 $28.86 $32.55 $43.87 $31.61 $32.47
Total return
c
....................... 4.26% (5.69)% (17.20)% 49.47% 8.10% 15.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.70% 1.65% 1.66% 1.70% 1.69%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.66%
f
1.69% 1.64% 1.66%
f
1.70%
f
1.69%
f
Net investment (loss) ................ (1.10)% (1.05)% (1.23)% (1.26)% (1.10)% (1.07)%
Supplemental data
Net assets, end of period (000’s) ........ $80,142 $119,070 $158,895 $278,804 $216,757 $244,574
Portfolio turnover rate ................ 20.67% 16.52%
g
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.13 $40.06 $52.69 $37.32 $37.57 $36.93
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.12) (0.20) (0.39) (0.36) (0.22) (0.21)
Net realized and unrealized gains (losses) 1.76 (2.05) (7.17) 18.85 3.39 5.02
Total from investment operations ........ 1.64 (2.25) (7.56) 18.49 3.17 4.81
Less distributions from:
Net realized gains ................. — (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of period .......... $37.77 $36.13 $40.06 $52.69 $37.32 $37.57
Total return
c
....................... 4.54% (5.21)% (16.79)% 50.26% 8.64% 15.66%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.20% 1.15% 1.15% 1.20% 1.19%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.16%
f
1.19% 1.14% 1.15%
f
1.20%
f
1.19%
f
Net investment (loss) ................ (0.62)% (0.55)% (0.73)% (0.75)% (0.60)% (0.57)%
Supplemental data
Net assets, end of period (000’s) ........ $23,586 $22,664 $27,009 $40,396 $31,060 $37,105
Portfolio turnover rate ................ 20.67% 16.52%
g
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $44.87 $48.98 $63.06 $43.97 $43.42 $41.78
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.02 (0.10) (0.10) 0.01 0.01
Net realized and unrealized gains (losses) 2.18 (2.45) (8.91) 22.31 3.96 5.80
Total from investment operations ........ 2.17 (2.43) (9.01) 22.21 3.97 5.81
Less distributions from:
Net realized gains ................. — (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of period .......... $47.04 $44.87 $48.98 $63.06 $43.97 $43.42
Total return
c
....................... 4.84% (4.62)% (16.32)% 51.13% 9.34% 16.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.59% 0.57% 0.57% 0.59% 0.59%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.58%
f
0.58% 0.57%
f
0.57%
f
0.59%
f
0.58%
Net investment income (loss) .......... (0. 03)% 0.05% (0.16)% (0.17)% 0.01% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $330,821 $449,119 $461,475 $563,918 $383,208 $418,174
Portfolio turnover rate ................ 20.67% 16.52%
g
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.96 $48.07 $62.01 $43.31 $42.87 $41.34
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.02) (0.15) (0.14) (0.04) (0.03)
Net realized and unrealized gains (losses) 2.13 (2.41) (8.72) 21.96 3.90 5.73
Total from investment operations ........ 2.10 (2.43) (8.87) 21.82 3.86 5.70
Less distributions from:
Net realized gains ................. — (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of period .......... $46.06 $43.96 $48.07 $62.01 $43.31 $42.87
Total return
c
....................... 4.78% (4.71)% (16.37)% 51.01% 9.20% 16.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.69% 0.65% 0.66% 0.70% 0.69%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.66%
f
0.68% 0.64% 0.66%
f
0.70%
f
0.69%
f
Net investment (loss) ................ (0.11)% (0.05)% (0.24)% (0.26)% (0.10)% (0.07)%
Supplemental data
Net assets, end of period (000’s) ........ $235,652 $325,234 $636,524 $643,449 $467,727 $506,964
Portfolio turnover rate ................ 20.67% 16.52%
g
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 1.6%
a
Axon Enterprise, Inc. ................................... United States 218,188 $ 44,617,264
a,b,c
Space Exploration Technologies Corp., A .................... United States 142,857 11,571,417
56,188,681
Automobiles 0.7%
a
Tesla, Inc. ........................................... United States 117,460 23,590,666
Beverages 2.1%
Constellation Brands, Inc., A ............................. United States 72,279 16,924,128
a
Monster Beverage Corp. ................................ United States 1,125,473 57,511,670
74,435,798
Broadline Retail 6.3%
a
Amazon.com, Inc. ..................................... United States 1,657,897 220,649,512
Capital Markets 3.8%
Ares Management Corp., A .............................. United States 528,051 52,060,548
MSCI, Inc., A ......................................... United States 73,034 34,439,183
S&P Global, Inc. ...................................... United States 132,492 46,280,780
132,780,511
Chemicals 1.7%
Linde plc ............................................ United States 156,596 59,844,727
Commercial Services & Supplies 1.5%
a,b,c
Celonis SE .......................................... Germany 4,619 1,253,201
a,b,c
Celonis SE, D ........................................ Germany 25,571 6,937,783
Republic Services, Inc., A ............................... United States 298,735 44,359,160
52,550,144
Entertainment 1.2%
a
Netflix, Inc. .......................................... United States 46,549 19,163,758
a
ROBLOX Corp., A ..................................... United States 721,340 22,945,825
42,109,583
Financial Services 4.2%
Mastercard, Inc., A .................................... United States 391,530 147,352,316
Food Products 1.1%
a
Freshpet, Inc. ........................................ United States 192,209 11,032,797
Lamb Weston Holdings, Inc. ............................. United States 317,259 28,489,858
39,522,655
Ground Transportation 1.9%
a
Uber Technologies, Inc. ................................. United States 1,094,511 47,370,436
Union Pacific Corp. .................................... United States 84,597 17,563,183
64,933,619
Health Care Equipment & Supplies 2.2%
a
IDEXX Laboratories, Inc. ................................ United States 75,200 30,040,144
a
IL MAKIAGE Cosmetics (2013) Ltd. ........................ Israel 580,952 14,843,324
a
Intuitive Surgical, Inc. .................................. United States 124,850 32,738,167
77,621,635
Health Care Providers & Services 2.1%
a
Guardant Health, Inc. .................................. United States 253,022 6,548,209
UnitedHealth Group, Inc. ................................ United States 127,267 68,159,115
74,707,324

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology 0.8%
a
Veeva Systems, Inc., A ................................. United States 138,133 $ 26,619,611
Hotels, Restaurants & Leisure 2.8%
a
Chipotle Mexican Grill, Inc., A ............................ United States 31,244 60,682,097
Wingstop, Inc. ........................................ United States 203,908 37,268,265
97,950,362
Interactive Media & Services 8.8%
a
Alphabet, Inc., C ...................................... United States 950,964 119,155,789
a
Meta Platforms, Inc., A ................................. United States 488,509 147,173,106
a
Pinterest, Inc., A ...................................... United States 1,402,654 41,911,302
308,240,197
IT Services 2.6%
a,b,c
Canva, Inc. .......................................... Australia 11,829 11,818,306
a
Gartner, Inc. ......................................... United States 132,002 43,829,944
a
MongoDB, Inc., A ..................................... United States 105,721 36,430,400
92,078,650
Leisure Products 1.9%
a,b,c
Fanatics Holdings, Inc. ................................. United States 1,029,939 66,191,423
Life Sciences Tools & Services 3.4%
Danaher Corp. ....................................... United States 234,799 45,086,104
Thermo Fisher Scientific, Inc. ............................ United States 64,705 28,778,843
West Pharmaceutical Services, Inc. ........................ United States 146,933 46,767,304
120,632,251
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................... United States 671,117 29,347,946
a,d
Oddity Tech Ltd., A .................................... Israel 180,449 4,610,472
33,958,418
Pharmaceuticals 3.0%
AstraZeneca plc, ADR .................................. United Kingdom 244,398 15,453,286
Eli Lilly & Co. ........................................ United States 158,925 88,033,325
103,486,611
Professional Services 2.1%
Paycom Software, Inc. ................................. United States 43,500 10,656,195
TransUnion .......................................... United States 557,790 24,475,825
Verisk Analytics, Inc., A ................................. United States 168,999 38,423,613
73,555,633
Real Estate Management & Development 1.0%
a
CoStar Group, Inc. .................................... United States 489,040 35,900,426
Semiconductors & Semiconductor Equipment 9.6%
Analog Devices, Inc. ................................... United States 199,753 31,427,140
a
ARM Holdings plc, ADR ................................ United States 237,100 11,686,659
ASML Holding NV, NYRS ............................... Netherlands 39,026 23,369,159
a
Lattice Semiconductor Corp. ............................. United States 539,432 29,997,814
Monolithic Power Systems, Inc. ........................... United States 169,776 74,996,850
NVIDIA Corp. ........................................ United States 403,291 164,462,070
335,939,692
Software 22.4%
a
Adobe, Inc. .......................................... United States 122,291 65,066,149
a
Atlassian Corp., A ..................................... United States 125,321 22,637,985
a
BILL Holdings, Inc. .................................... United States 169,882 15,508,528

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a,b,c
ClearMotion, Inc. ...................................... United States 6,309,366 $ 733,912
a
Confluent, Inc., A ...................................... United States 299,634 8,662,419
a
Crowdstrike Holdings, Inc., A ............................. United States 238,716 42,197,827
a
Datadog, Inc., A ...................................... United States 105,681 8,609,831
a
Fair Isaac Corp. ...................................... United States 50,324 42,567,562
a
HubSpot, Inc. ........................................ United States 59,062 25,028,704
Intuit, Inc. ........................................... United States 103,786 51,368,881
a
Klaviyo, Inc., A ....................................... United States 65,600 1,868,944
Microsoft Corp. ....................................... United States 538,088 181,932,934
a
Monday.com Ltd. ...................................... United States 72,676 9,447,153
Oracle Corp. ......................................... United States 401,902 41,556,667
Roper Technologies, Inc. ................................ United States 90,216 44,076,831
a
Salesforce, Inc. ....................................... United States 75,620 15,186,765
a
ServiceNow, Inc. ...................................... United States 155,481 90,466,620
a
Synopsys, Inc. ....................................... United States 116,156 54,528,273
a
Tyler Technologies, Inc. ................................. United States 75,967 28,328,094
a
Workday, Inc., A ...................................... United States 166,079 35,160,585
784,934,664
Specialized REITs 1.0%
SBA Communications Corp., A ........................... United States 169,294 35,319,807
Specialty Retail 0.6%
a
AutoZone, Inc. ....................................... United States 7,878 19,514,830
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. .......................................... United States 776,341 132,575,753
Textiles, Apparel & Luxury Goods 0.2%
a
Figs, Inc., A .......................................... United States 1,208,624 6,659,518
Water Utilities 0.2%
a
Veralto Corp. ......................................... United States 89,544 6,178,536
Total Common Stocks (Cost $1,666,873,956) ....................................
3,346,023,553
Convertible Preferred Stocks 1.3%
Software 1.3%
a,b,c
Databricks, Inc., G .................................... United States 338,280 24,863,580
a,b,c
Lacework, Inc., D ..................................... United States 810,440 14,173,618
a,b,c
OneTrust LLC, C ...................................... United States 517,056 6,871,167
45,908,365
Total Convertible Preferred Stocks (Cost $50,470,099) ...........................
45,908,365
Preferred Stocks 1.1%
Commercial Services & Supplies 0.2%
a,b,c,e
Optoro, Inc., E ....................................... United States 556,026 8,161,638
a
Health Care Providers & Services 0.4%
a,b,c
Tempus Labs, Inc., F ................................... United States 504,854 10,907,182
a,b,c
Tempus Labs, Inc., G .................................. United States 126,131 2,725,013
13,632,195
Software 0.5%
a,b,c
ClearMotion, Inc., A-3 .................................. United States 417,667 61,321
a,b,c
ClearMotion, Inc., A-4 .................................. United States 2,606,463 358,874
a,b,c,e
Talkdesk, Inc., C ...................................... United States 1,753,060 9,558,940

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,b,c
Tanium, Inc., G ....................................... United States 805,800 $ 6,076,910
16,056,045
Total Preferred Stocks (Cost $44,049,689) ......................................
37,849,878
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 382,355 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ United States 10,278 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,761,393,744) .............................
3,429,781,796
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 87,309,922 87,309,922
Total Money Market Funds (Cost $87,309,922) ..................................
87,309,922
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 4,627,800 4,627,800
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,627,800) ............................................................
4,627,800
Total Short Term Investments (Cost $91,937,722 ) ................................
91,937,722
a
Total Investments (Cost $1,853,331,466) 100.6% ................................
$3,521,719,518
Other Assets, less Liabilities (0.6)% ...........................................
(21,957,497)
Net Assets 100.0% ...........................................................
$3,499,762,021
a a a
See A bbreviations on page 74 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2023. See Note 1(c).
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.19 $17.78 $30.08 $18.85 $21.46 $23.01
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.09) (0.14) (0.18) (0.11) (0.15)
Net realized and unrealized gains (losses) (0.87) (0.40) (7.89) 14.24 (1.07) 2.86
Total from investment operations ........ (0.92) (0.49) (8.03) 14.06 (1.18) 2.71
Less distributions from:
Net realized gains ................. — (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of period .......... $16.27 $17.19 $17.78 $30.08 $18.85 $21.46
Total return
c
....................... (5.35)% (2.73)% (29.53)% 76.43% (6.25)% 16.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.11% 1.03% 1.03% 1.07% 1.07%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.08% 1.10% 1.03%
f
1.02% 1.06% 1.06%
Net investment (loss) ................ (0.54)% (0.54)% (0.54)% (0.69)% (0.51)% (0.68)%
Supplemental data
Net assets, end of period (000’s) ........ $689,572 $763,871 $860,536 $1,244,591 $686,791 $713,442
Portfolio turnover rate ................ 8.69% 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $12.37 $22.57 $14.69 $17.15 $19.41
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.15) (0.25) (0.29) (0.21) (0.28)
Net realized and unrealized gains (losses) (0.58) (0.28) (5.68) 11.00 (0.82) 2.28
Total from investment operations ........ (0.66) (0.43) (5.93) 10.71 (1.03) 2.00
Less distributions from:
Net realized gains ................. — (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of period .......... $11.18 $11.84 $12.37 $22.57 $14.69 $17.15
Total return
c
....................... (5.57)% (3.44)% (30.07)% 75.13% (6.97)% 15.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.84% 1.86% 1.78% 1.78% 1.82% 1.82%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.83% 1.84% 1.78%
f
1.77% 1.81% 1.81%
Net investment (loss) ................ (1.29)% (1.28)% (1.31)% (1.43)% (1.26)% (1.43)%
Supplemental data
Net assets, end of period (000’s) ........ $18,192 $20,551 $32,755 $86,394 $66,269 $90,513
Portfolio turnover rate ................ 8.69% 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.52 $16.10 $27.76 $17.58 $20.15 $21.93
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.12) (0.19) (0.23) (0.15) (0.20)
Net realized and unrealized gains (losses) (0.79) (0.36) (7.20) 13.24 (0.99) 2.68
Total from investment operations ........ (0.85) (0.48) (7.39) 13.01 (1.14) 2.48
Less distributions from:
Net realized gains ................. — (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of period .......... $14.67 $15.52 $16.10 $27.76 $17.58 $20.15
Total return
c
....................... (5.48)% (2.95)% (29.71)% 75.96% (6.47)% 15.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.34% 1.36% 1.28% 1.28% 1.32% 1.32%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.33% 1.35% 1.28%
f
1.27% 1.31% 1.31%
Net investment (loss) ................ (0.79)% (0.79)% (0.79)% (0.93)% (0.76)% (0.93)%
Supplemental data
Net assets, end of period (000’s) ........ $34,235 $39,777 $50,324 $79,314 $54,369 $74,634
Portfolio turnover rate ................ 8.69% 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.15 $20.73 $34.14 $21.07 $23.73 $24.88
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.02) (0.04) (0.09) (0.02) (0.07)
Net realized and unrealized gains (losses) (1.03) (0.46) (9.10) 15.99 (1.21) 3.18
Total from investment operations ........ (1.04) (0.48) (9.14) 15.90 (1.23) 3.11
Less distributions from:
Net realized gains ................. — (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of period .......... $19.11 $20.15 $20.73 $34.14 $21.07 $23.73
Total return
c
....................... (5.16)% (2.29)% (29.26)% 77.13% (5.86)% 16.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.68% 0.65% 0.65% 0.67% 0.67%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.67% 0.66% 0.64% 0.64% 0.64% 0.64%
Net investment (loss) ................ (0.13)% (0.10)% (0.15)% (0.31)% (0.09)% (0.26)%
Supplemental data
Net assets, end of period (000’s) ........ $1,178,858 $1,345,064 $1,529,170 $2,149,795 $1,136,759 $1,084,442
Portfolio turnover rate ................ 8.69% 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.59 $20.19 $33.43 $20.70 $23.37 $24.61
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.05) (0.08) (0.13) (0.06) (0.10)
Net realized and unrealized gains (losses) (0.99) (0.45) (8.89) 15.69 (1.18) 3.12
Total from investment operations ........ (1.02) (0.50) (8.97) 15.56 (1.24) 3.02
Less distributions from:
Net realized gains ................. — (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of period .......... $18.57 $19.59 $20.19 $33.43 $20.70 $23.37
Total return
c
....................... (5.21)% (2.50)% (29.34)% 76.86% (5.99)% 16.30%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.86% 0.78% 0.78% 0.82% 0.82%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.83% 0.85% 0.77% 0.77% 0.81% 0.81%
Net investment (loss) ................ (0.29)% (0.29)% (0.29)% (0.44)% (0.26)% (0.43)%
Supplemental data
Net assets, end of period (000’s) ........ $322,835 $341,973 $433,191 $739,985 $428,155 $725,622
Portfolio turnover rate ................ 8.69% 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 6.6%
a
AAR Corp. .......................................... United States 815,100 $ 48,384,336
a
Axon Enterprise, Inc. ................................... United States 64,900 13,271,401
BWX Technologies, Inc. ................................ United States 759,400 56,408,232
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,797,664 30,650,171
148,714,140
Banks 1.6%
Pinnacle Financial Partners, Inc. .......................... United States 359,704 22,431,141
Western Alliance Bancorp ............................... United States 324,800 13,349,280
35,780,421
Biotechnology 6.3%
a,b
Acumen Pharmaceuticals, Inc. ........................... United States 1,200,300 2,244,561
a,b
Apogee Therapeutics, Inc. ............................... United States 516,900 8,880,342
a
Ascendis Pharma A/S, ADR ............................. Denmark 217,200 19,398,132
a
Cullinan Oncology, Inc. ................................. United States 755,500 7,048,815
a
Cytokinetics, Inc. ...................................... United States 321,000 11,190,060
a
Day One Biopharmaceuticals, Inc. ......................... United States 1,172,622 13,872,118
a
Dyne Therapeutics, Inc. ................................ United States 736,500 5,192,325
a
Heron Therapeutics, Inc. ................................ United States 1,797,608 1,144,897
a
Insmed, Inc. ......................................... United States 1,019,000 25,536,140
a
Karuna Therapeutics, Inc. ............................... United States 71,700 11,945,937
a
Kura Oncology, Inc. .................................... United States 571,700 4,830,865
a
Merus NV ........................................... Netherlands 312,800 6,290,408
a
RayzeBio, Inc. ....................................... United States 449,900 8,728,060
a
Sutro Biopharma, Inc. .................................. United States 968,449 2,663,235
a
Twist Bioscience Corp. ................................. United States 119,862 1,889,025
a
Vaxcyte, Inc. ......................................... United States 204,100 9,817,210
140,672,130
Building Products 1.1%
a
Masonite International Corp. ............................. United States 300,200 23,757,828
Capital Markets 3.6%
Bridge Investment Group Holdings, Inc., A ................... United States 1,410,600 10,269,168
Evercore, Inc., A ...................................... United States 239,800 31,217,164
Houlihan Lokey, Inc., A ................................. United States 384,200 38,619,784
80,106,116
Communications Equipment 0.7%
a
Viavi Solutions, Inc. .................................... United States 2,100,600 16,342,668
Construction & Engineering 3.5%
Arcosa, Inc. ......................................... United States 685,200 47,326,764
Granite Construction, Inc. ............................... United States 772,843 31,284,685
78,611,449
Consumer Staples Distribution & Retail 0.5%
a
Performance Food Group Co. ............................ United States 202,400 11,690,624
Diversified Consumer Services 0.5%
a
Nerdy, Inc. .......................................... United States 3,825,800 11,783,464
Electronic Equipment, Instruments & Components 1.4%
Vontier Corp. ......................................... United States 1,091,200 32,255,872
Energy Equipment & Services 2.0%
Liberty Energy, Inc., A .................................. United States 2,215,100 43,637,470

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 4.6%
a
Flywire Corp. ........................................ United States 1,431,010 $ 38,479,859
a,c
Paymentus Holdings, Inc., A ............................. United States 2,013,888 29,322,209
a
Repay Holdings Corp., A ................................ United States 1,395,637 8,359,866
a
Shift4 Payments, Inc., A ................................ United States 587,900 26,173,308
102,335,242
Food Products 3.4%
a
Freshpet, Inc. ........................................ United States 414,800 23,809,520
a
Nomad Foods Ltd. .................................... United Kingdom 942,100 13,019,822
a
Simply Good Foods Co. (The) ............................ United States 1,055,300 39,352,137
76,181,479
Health Care Equipment & Supplies 5.8%
a
Haemonetics Corp. .................................... United States 485,600 41,387,688
a
Inari Medical, Inc. ..................................... United States 184,700 11,213,137
a
Inspire Medical Systems, Inc. ............................ United States 184,344 27,128,063
a
Integer Holdings Corp. ................................. United States 434,900 35,300,833
a
Neogen Corp. ........................................ United States 623,432 9,282,902
a
Pulmonx Corp. ....................................... United States 647,016 5,687,271
129,999,894
Health Care Providers & Services 4.4%
a
HealthEquity, Inc. ..................................... United States 636,216 45,603,963
a
Hims & Hers Health, Inc. ................................ United States 1,606,947 9,609,543
a
NeoGenomics, Inc. .................................... United States 1,270,400 17,811,008
a
Privia Health Group, Inc. ................................ United States 1,195,900 25,137,818
98,162,332
Health Care Technology 1.5%
a
Certara, Inc. ......................................... United States 1,274,100 15,531,279
a
Phreesia, Inc. ........................................ United States 1,302,582 17,793,270
33,324,549
Hotel & Resort REITs 0.6%
Pebblebrook Hotel Trust ................................ United States 1,174,800 14,015,364
Hotels, Restaurants & Leisure 5.6%
a,b
Cava Group, Inc. ...................................... United States 383,400 12,111,606
a
Portillo's, Inc., A ...................................... United States 1,188,100 17,762,095
Red Rock Resorts, Inc., A ............................... United States 913,900 36,144,745
Texas Roadhouse, Inc., A ............................... United States 249,500 25,334,230
Wingstop, Inc. ........................................ United States 191,613 35,021,108
126,373,784
Household Durables 2.9%
a
M/I Homes, Inc. ....................................... United States 340,346 27,932,196
a
Sonos, Inc. .......................................... United States 1,305,600 14,074,368
a
Tri Pointe Homes, Inc. .................................. United States 933,700 23,398,522
65,405,086
Industrial REITs 1.1%
Rexford Industrial Realty, Inc. ............................ United States 588,400 25,442,416
Interactive Media & Services 1.0%
a
ZoomInfo Technologies, Inc., A ........................... United States 1,666,100 21,592,656
IT Services 0.6%
a
BigCommerce Holdings, Inc., 1 ........................... United States 1,511,500 13,437,235

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.1%
a
CryoPort, Inc. ........................................ United States 330,300 $ 3,203,910
Machinery 2.3%
Kennametal, Inc. ...................................... United States 920,700 21,277,377
a
RBC Bearings, Inc. .................................... United States 141,700 31,151,328
52,428,705
Media 1.4%
New York Times Co. (The), A ............................. United States 754,656 30,420,183
Oil, Gas & Consumable Fuels 2.0%
Matador Resources Co. ................................ United States 719,000 44,355,110
Passenger Airlines 1.4%
Allegiant Travel Co. .................................... United States 473,648 31,554,430
Personal Care Products 2.8%
a
BellRing Brands, Inc. ................................... United States 1,163,300 50,871,109
a,b
Oddity Tech Ltd., A .................................... Israel 492,100 12,573,155
63,444,264
Pharmaceuticals 2.8%
a
Cymabay Therapeutics, Inc. ............................. United States 662,700 10,855,026
a
EyePoint Pharmaceuticals, Inc. ........................... United States 1,507,500 9,075,150
a
Intra-Cellular Therapies, Inc. ............................. United States 339,400 16,888,544
a
Pliant Therapeutics, Inc. ................................ United States 521,100 7,644,537
a
Revance Therapeutics, Inc. .............................. United States 1,536,492 12,122,922
a,d,e
Structure Therapeutics, Inc. .............................. United States 153,000 3,535,454
a,b
Structure Therapeutics, Inc., ADR ......................... United States 20,700 1,538,010
61,659,643
Professional Services 2.8%
a
Legalzoom.com, Inc. ................................... United States 2,680,980 26,729,371
a
Paycor HCM, Inc. ..................................... United States 1,616,200 34,877,596
61,606,967
Semiconductors & Semiconductor Equipment 5.6%
a
Lattice Semiconductor Corp. ............................. United States 595,600 33,121,316
a
Onto Innovation, Inc. ................................... United States 420,909 47,297,544
a
Silicon Laboratories, Inc. ................................ United States 123,100 11,347,358
a
SiTime Corp. ......................................... United States 346,912 34,621,818
126,388,036
Software 9.0%
a
Alkami Technology, Inc. ................................. United States 399,350 7,168,332
a
Alteryx, Inc., A ........................................ United States 293,900 9,407,739
a
AvePoint, Inc. ........................................ United States 1,340,400 10,039,596
a,d,e
ClearMotion, Inc. ...................................... United States 3,698,772 430,245
a
CS Disco, Inc. ........................................ United States 2,102,613 11,795,659
a
Envestnet, Inc. ....................................... United States 289,622 10,716,014
a
Freshworks, Inc., A .................................... United States 1,529,300 27,435,642
a
Gitlab, Inc., A ........................................ United States 793,000 34,321,040
a
HashiCorp, Inc., A ..................................... United States 1,057,700 20,826,113
a
LiveRamp Holdings, Inc. ................................ United States 1,191,900 32,967,954
a
Monday.com Ltd. ...................................... United States 254,900 33,134,451
a
Q2 Holdings, Inc. ..................................... United States 117,600 3,531,528
201,774,313

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.9%
American Eagle Outfitters, Inc. ........................... United States 624,300 $ 10,906,521
a
Boot Barn Holdings, Inc. ................................ United States 340,660 23,675,870
a
Five Below, Inc. ....................................... United States 116,900 20,338,262
Lithia Motors, Inc., A ................................... United States 44,726 10,833,084
65,753,737
Textiles, Apparel & Luxury Goods 1.1%
a
Figs, Inc., A .......................................... United States 957,700 5,276,927
Steven Madden Ltd. ................................... United States 604,450 19,819,915
25,096,842
Trading Companies & Distributors 1.4%
a
Beacon Roofing Supply, Inc. ............................. United States 451,000 32,097,670
Total Common Stocks (Cost $2,004,112,414) ....................................
2,129,406,029
Convertible Preferred Stocks 2.5%
Diversified Consumer Services 0.5%
a,d,e
Newsela, Inc., D ...................................... United States 709,046 12,140,632
a
Software 1.7%
a,c,d,e
Benchling, Inc., F ..................................... United States 382,306 4,812,992
a,d,e
Checkr, Inc., E ....................................... United States 1,388,889 21,000,432
a,d,e
OneTrust LLC, A ...................................... United States 625,361 8,310,434
a,d,e
OneTrust LLC, A-1 .................................... United States 56,457 750,258
a,d,e
Smule, Inc., J ........................................ United States 162,712 2,307,856
37,181,972
Specialty Retail 0.3%
a,c,d,e
1661, Inc., F ......................................... United States 3,436,485 7,194,673
a
Total Convertible Preferred Stocks (Cost $80,764,394) ...........................
56,517,277
Preferred Stocks 0.9%
Automobile Components 0.3%
a,d,e
Tula eTechnology, Inc. .................................. United States 361,111 —
a,d,e
Tula eTechnology, Inc., E ............................... United States 3,611,111 6,123,025
6,123,025
Commercial Services & Supplies 0.4%
a,c,d,e
Optoro, Inc., E ....................................... United States 554,878 8,144,787
a
Software 0.2%
a,d,e
ClearMotion, Inc., A-3 .................................. United States 1,037,942 152,389
a,d,e
ClearMotion, Inc., A-4 .................................. United States 6,477,294 891,833
a,d,e
Smule, Inc., 144A, G ................................... United States 1,542,673 2,576,963
a,d,e
Smule, Inc., 144A, H ................................... United States 352,675 696,353
4,317,538
Total Preferred Stocks (Cost $32,144,989) ......................................
18,585,350

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Chinook Therapeutics, Inc., CVR, 8/18/23 ................... United States 410,500 $ 354,128
Total Rights (Cost $160,095) ..................................................
354,128
Shares
Escrows and Litigation Trusts 0.0%
a,d
Proterra, Inc., Escrow Account ........................... United States 344,921 —
a,d
Wheels Up Experience, Inc., Escrow Account ................ United States 8,808 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,117,181,892) .............................
2,204,862,784
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 48,465,421 48,465,421
Total Money Market Funds (Cost $48,465,421) ..................................
48,465,421
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Money Market Funds 1.1%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 25,662,620 25,662,620
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $25,662,620) ...........................................................
25,662,620
Total Short Term Investments (Cost $74,128,041 ) ................................
74,128,041
a
Total Investments (Cost $2,191,309,933) 101.6% ................................
$2,278,990,825
Other Assets, less Liabilities (1.6)% ...........................................
(35,299,761)
Net Assets 100.0% ...........................................................
$2,243,691,064
a a a
See Abbreviations on page 74 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2023. See Note 1(c).
c
See Note 8 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.75 $33.07 $49.66 $32.15 $37.17 $36.07
Income from investment operations
a
:
Net investment (loss)
b
.............. (—)
c
(0.05) (0.25) (0.24) (0.07) (0.09)
Net realized and unrealized gains (losses) (1.07) (1.39) (9.42) 21.89 1.24 5.33
Total from investment operations ........ (1.07) (1.44) (9.67) 21.65 1.17 5.24
Less distributions from:
Net realized gains ................. — (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of period .......... $28.68 $29.75 $33.07 $49.66 $32.15 $37.17
Total return
d
....................... (3.60)% (4.07)% (22.83)% 68.37% 2.97% 17.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.90% 0.85% 0.86% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.85% 0.88% 0.84% 0.85% 0.87% 0.87%
Net investment (loss) ................ (0.02)% (0.17)% (0.54)% (0.54)% (0.21)% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $2,399,481 $2,578,199 $3,019,703 $4,217,167 $2,515,801 $2,684,131
Portfolio turnover rate ................ 26.91% 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.45 $16.20 $27.98 $19.41 $24.98 $25.84
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.13) (0.32) (0.33) (0.22) (0.26)
Net realized and unrealized gains (losses) (0.48) (0.74) (4.54) 13.04 0.84 3.54
Total from investment operations ........ (0.53) (0.87) (4.86) 12.71 0.62 3.28
Less distributions from:
Net realized gains ................. — (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of period .......... $12.92 $13.45 $16.20 $27.98 $19.41 $24.98
Total return
c
....................... (3.94)% (4.76)% (23.43)% 67.11% 2.14% 16.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.62% 1.65% 1.60% 1.61% 1.63% 1.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.60% 1.63% 1.59% 1.60% 1.62% 1.62%
Net investment (loss) ................ (0.76)% (0.92)% (1.29)% (1.28)% (0.96)% (1.00)%
Supplemental data
Net assets, end of period (000’s) ........ $55,619 $82,982 $110,596 $198,713 $138,940 $173,334
Portfolio turnover rate ................ 26.91% 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.93 $28.11 $43.32 $28.45 $33.66 $33.15
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.11) (0.32) (0.30) (0.14) (0.16)
Net realized and unrealized gains (losses) (0.89) (1.19) (7.97) 19.31 1.12 4.81
Total from investment operations ........ (0.92) (1.30) (8.29) 19.01 0.98 4.65
Less distributions from:
Net realized gains ................. — (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of period .......... $24.01 $24.93 $28.11 $43.32 $28.45 $33.66
Total return
c
....................... (3.69)% (4.30)% (23.00)% 67.96% 2.69% 17.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.15% 1.10% 1.10% 1.12% 1.12%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.10% 1.13% 1.09% 1.09% 1.11% 1.11%
Net investment (loss) ................ (0.27)% (0.42)% (0.79)% (0.78)% (0.45)% (0.49)%
Supplemental data
Net assets, end of period (000’s) ........ $32,374 $34,371 $38,761 $60,264 $40,997 $50,721
Portfolio turnover rate ................ 26.91% 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.39 $39.84 $58.24 $37.12 $41.83 $39.91
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.07 0.08 (0.10) (0.10) 0.07 0.05
Net realized and unrealized gains (losses) (1.31) (1.65) (11.38) 25.36 1.41 6.01
Total from investment operations ........ (1.24) (1.57) (11.48) 25.26 1.48 6.06
Less distributions from:
Net realized gains ................. — (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of period .......... $35.15 $36.39 $39.84 $58.24 $37.12 $41.83
Total return
c
....................... (3.41)% (3.70)% (22.57)% 68.95% 3.40% 17.82%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.53% 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.49% 0.49% 0.50% 0.49% 0.48% 0.49%
Net investment income (loss) .......... 0.35% 0.23% (0.19)% (0.19)% 0.18% 0.13%
Supplemental data
Net assets, end of period (000’s) ........ $435,250 $451,447 $540,509 $648,078 $224,341 $259,053
Portfolio turnover rate ................ 26.91% 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.22 $38.68 $56.79 $36.30 $41.09 $39.33
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.03 (0.15) (0.14) 0.02 0.01
Net realized and unrealized gains (losses) (1.26) (1.61) (11.04) 24.77 1.38 5.89
Total from investment operations ........ (1.22) (1.58) (11.19) 24.63 1.40 5.90
Less distributions from:
Net realized gains ................. — (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of period .......... $34.00 $35.22 $38.68 $56.79 $36.30 $41.09
Total return
c
....................... (3.46)% (3.81)% (22.65)% 68.77% 3.26% 17.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.65% 0.60% 0.61% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60% 0.63% 0.59% 0.60% 0.62% 0.62%
Net investment income (loss) .......... 0.23% 0.08% (0.28)% (0.29)% 0.04% —%
f
Supplemental data
Net assets, end of period (000’s) ........ $379,785 $469,050 $532,573 $552,987 $302,329 $355,141
Portfolio turnover rate ................ 26.91% 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 3.0%
a
Axon Enterprise, Inc. ................................... United States 226,400 $ 46,296,536
a
TransDigm Group, Inc. ................................. United States 61,600 51,010,344
97,306,880
Automobile Components 0.4%
a
Mobileye Global, Inc., A ................................. Israel 396,500 14,143,155
Beverages 0.6%
a
Celsius Holdings, Inc. .................................. United States 127,600 19,406,684
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 126,200 19,157,160
a
BioMarin Pharmaceutical, Inc. ............................ United States 121,700 9,912,465
a
Neurocrine Biosciences, Inc. ............................. United States 169,800 18,837,612
a
Seagen, Inc. ......................................... United States 173,000 36,816,130
a
Vaxcyte, Inc. ......................................... United States 148,100 7,123,610
91,846,977
Building Products 1.8%
Trane Technologies plc ................................. United States 312,100 59,395,751
Capital Markets 7.2%
Ares Management Corp., A .............................. United States 624,400 61,559,596
Blue Owl Capital, Inc., A ................................ United States 810,900 9,998,397
LPL Financial Holdings, Inc. ............................. United States 221,900 49,820,988
MSCI, Inc., A ......................................... United States 107,500 50,691,625
Nasdaq, Inc. ......................................... United States 604,400 29,978,240
Tradeweb Markets, Inc., A ............................... United States 389,300 35,040,893
237,089,739
Chemicals 0.7%
Albemarle Corp. ...................................... United States 182,500 23,137,350
Commercial Services & Supplies 1.2%
Republic Services, Inc., A ............................... United States 269,600 40,032,904
Communications Equipment 1.2%
a
Arista Networks, Inc. ................................... United States 204,500 40,975,665
Containers & Packaging 1.0%
Avery Dennison Corp. .................................. United States 183,600 31,959,252
Electrical Equipment 1.5%
AMETEK, Inc. ........................................ United States 142,300 20,031,571
Rockwell Automation, Inc. ............................... United States 112,300 29,513,563
49,545,134
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 477,400 38,454,570
Energy Equipment & Services 0.6%
Halliburton Co. ....................................... United States 532,300 20,940,682
Entertainment 1.3%
a
ROBLOX Corp., A ..................................... United States 1,317,600 41,912,856
Financial Services 1.0%
a
Block, Inc., A ......................................... United States 759,100 30,553,775
a
Toast, Inc., A ......................................... United States 238,200 3,808,818
34,362,593

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.5%
a
Freshpet, Inc. ........................................ United States 334,100 $ 19,177,340
Lamb Weston Holdings, Inc. ............................. United States 339,900 30,523,020
49,700,360
Ground Transportation 1.5%
Old Dominion Freight Line, Inc. ........................... United States 127,950 48,193,647
Health Care Equipment & Supplies 5.3%
a
Dexcom, Inc. ......................................... United States 682,756 60,649,216
a
IDEXX Laboratories, Inc. ................................ United States 121,200 48,415,764
a
Inari Medical, Inc. ..................................... United States 378,000 22,948,380
a
Insulet Corp. ......................................... United States 81,600 10,817,712
a
Penumbra, Inc. ....................................... United States 162,200 31,004,530
173,835,602
Health Care Providers & Services 0.8%
a
HealthEquity, Inc. ..................................... United States 355,600 25,489,408
Health Care Technology 1.9%
a
Certara, Inc. ......................................... United States 367,100 4,474,949
a
Veeva Systems, Inc., A ................................. United States 298,800 57,581,748
62,056,697
Hotels, Restaurants & Leisure 4.6%
a,b
Cava Group, Inc. ...................................... United States 214,800 6,785,532
Darden Restaurants, Inc. ............................... United States 310,700 45,216,171
a
DoorDash, Inc., A ..................................... United States 260,200 19,501,990
a
Expedia Group, Inc. ................................... United States 434,300 41,384,447
Wingstop, Inc. ........................................ United States 107,900 19,720,883
Wynn Resorts Ltd. .................................... United States 222,500 19,531,050
152,140,073
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 4,100 22,191,742
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 489,000 26,053,920
Insurance 1.1%
Arthur J Gallagher & Co. ................................ United States 154,300 36,336,107
Interactive Media & Services 2.6%
a
Match Group, Inc. ..................................... United States 1,011,259 34,989,561
a
Pinterest, Inc., A ...................................... United States 1,709,300 51,073,884
86,063,445
IT Services 3.8%
a
Cloudflare, Inc., A ..................................... United States 468,800 26,576,272
a
EPAM Systems, Inc. ................................... United States 106,600 23,192,962
a
Gartner, Inc. ......................................... United States 142,200 47,216,088
a
MongoDB, Inc., A ..................................... United States 87,100 30,013,789
126,999,111
Leisure Products 1.5%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 51,009,875
Life Sciences Tools & Services 5.5%
a
10X Genomics, Inc., A .................................. United States 492,300 17,368,344
Agilent Technologies, Inc. ............................... United States 523,200 54,083,184

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Mettler-Toledo International, Inc. .......................... United States 42,900 $ 42,265,080
a
Repligen Corp. ....................................... United States 212,500 28,594,000
West Pharmaceutical Services, Inc. ........................ United States 126,900 40,391,001
182,701,609
Machinery 1.7%
IDEX Corp. .......................................... United States 156,000 29,859,960
Xylem, Inc. .......................................... United States 293,200 27,425,928
57,285,888
Media 0.5%
New York Times Co. (The), A ............................. United States 404,200 16,293,302
Oil, Gas & Consumable Fuels 3.0%
Cheniere Energy, Inc. .................................. United States 277,200 46,131,624
Hess Corp. .......................................... United States 196,300 28,345,720
Targa Resources Corp. ................................. United States 286,100 23,920,821
98,398,165
Passenger Airlines 0.7%
Delta Air Lines, Inc. .................................... United States 767,400 23,981,250
Personal Care Products 1.3%
a
BellRing Brands, Inc. ................................... United States 800,500 35,005,865
a,b
Oddity Tech Ltd., A .................................... Israel 272,700 6,967,485
41,973,350
Pharmaceuticals 1.0%
a
Jazz Pharmaceuticals plc ............................... United States 248,300 31,539,066
Professional Services 5.2%
Paychex, Inc. ........................................ United States 581,300 64,553,365
a
Paylocity Holding Corp. ................................. United States 185,864 33,344,002
TransUnion .......................................... United States 648,100 28,438,628
Verisk Analytics, Inc., A ................................. United States 203,800 46,335,968
172,671,963
Residential REITs 1.0%
Equity LifeStyle Properties, Inc. ........................... United States 515,100 33,893,580
Semiconductors & Semiconductor Equipment 3.9%
a
ARM Holdings plc, ADR ................................ United States 211,900 10,444,551
a
Lattice Semiconductor Corp. ............................. United States 558,314 31,047,842
Monolithic Power Systems, Inc. ........................... United States 100,800 44,527,392
a
Onto Innovation, Inc. ................................... United States 70,400 7,910,848
a
SiTime Corp. ......................................... United States 230,414 22,995,317
a
Wolfspeed, Inc. ....................................... United States 334,500 11,319,480
128,245,430
Software 11.7%
a
Alkami Technology, Inc. ................................. United States 1,110,200 19,928,090
a
ANSYS, Inc. ......................................... United States 163,200 45,412,032
a
Arteris, Inc. .......................................... United States 1,324,600 7,219,070
a
Atlassian Corp., A ..................................... United States 133,200 24,061,248
a
BILL Holdings, Inc. .................................... United States 168,633 15,394,507
a
Crowdstrike Holdings, Inc., A ............................. United States 428,000 75,657,560
a
Datadog, Inc., A ...................................... United States 351,200 28,612,264
a
Fair Isaac Corp. ...................................... United States 54,700 46,269,089
a
HubSpot, Inc. ........................................ United States 92,800 39,325,856

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. ...................................... United States 139,000 $ 18,068,610
a
Synopsys, Inc. ....................................... United States 73,300 34,409,952
a
Workday, Inc., A ...................................... United States 151,900 32,158,749
386,517,027
Specialized REITs 0.9%
SBA Communications Corp., A ........................... United States 138,500 28,895,255
Specialty Retail 4.3%
a
Burlington Stores, Inc. .................................. United States 212,800 25,755,184
a
Five Below, Inc. ....................................... United States 170,400 29,646,192
Ross Stores, Inc. ..................................... United States 381,700 44,265,749
Tractor Supply Co. .................................... United States 217,600 41,901,056
141,568,181
Textiles, Apparel & Luxury Goods 0.9%
a
Lululemon Athletica, Inc. ................................ United States 79,100 31,124,268
Trading Companies & Distributors 1.7%
Fastenal Co. ......................................... United States 975,800 56,928,172
Total Common Stocks (Cost $2,701,529,120) ....................................
3,132,596,685
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D ...................................... United States 423,782 7,256,202
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic Devices, Inc., F ............................... United States 2,970,061 213,711
a
Software 1.1%
a,c,d,e
Benchling, Inc., F ..................................... United States 347,106 4,369,846
a,c,d,e
Blaize, Inc., D ........................................ United States 1,948,384 3,051,900
a,c,d,e
Blaize, Inc., D-2 ...................................... United States 1,467,659 1,094,514
a,c,d
Databricks, Inc., G .................................... United States 227,829 16,745,431
a,c,d,e
OneTrust LLC, C ...................................... United States 767,526 10,199,668
35,461,359
Total Convertible Preferred Stocks (Cost $83,781,543) ...........................
42,931,272
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic Devices, Inc., G-2 ............................. United States 513,050 175,337
a,c,d,e
Phononic, Inc., H ..................................... United States 117,763 489,474
664,811
Total Preferred Stocks (Cost $460,692) .........................................
664,811
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic, Inc., H, 10/17/27 .............................. United States 47,104 33,629
Software 0.0%
a,c,d,e
Blaize, Inc., 9/19/25 ................................... United States 146,765 —
a,c,d,e
Blaize, Inc., 12/09/25 ................................... United States 1 —
a,c,d,e
Blaize, Inc., 8/23/33 ................................... United States 1 —

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Software (continued)
a,c,d,e
Blaize, Inc., D, 2/28/24 ................................. United States 260,815 $ —
—
Total Warrants (Cost $44,091) .................................................
33,629
Principal
Amount
*
Convertible Bonds 0.1%
Software 0.1%
c,d,e
Blaize, Inc. , 10% , 1/03/25 ............................... United States 1,804,600 1,804,600
Total Convertible Bonds (Cost $1,804,600) .....................................
1,804,600
Corporate Bonds 0.0%
†
Software 0.0%
†
c,d,e
Blaize, Inc. , 10% , 12/09/24 .............................. United States 570,121 570,178
Total Corporate Bonds (Cost $570,121) ........................................
570,178
f
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d,e,g
Phononic, Inc. , Advance Term Loan , PIK, 12% , 6/30/25 ......... United States 869,933 725,278
Total Senior Floating Rate Interests (Cost $815,824) .............................
725,278
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Proterra, Inc., Escrow Account ........................... United States 134,477 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,789,005,991) .............................
3,179,326,453
a
Short Term Investments 4.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 125,213,135 125,213,135
Total Money Market Funds (Cost $125,213,135) .................................
125,213,135

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
j
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 13,466,000 $ 13,466,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $13,466,000) ...........................................................
13,466,000
Total Short Term Investments (Cost $138,679,135 ) ...............................
138,679,135
a
Total Investments (Cost $2,927,685,126) 100.5% ................................
$3,318,005,588
Other Assets, less Liabilities (0.5)% ...........................................
(15,497,449)
Net Assets 100.0% ...........................................................
$3,302,508,139
a a a
See Abbreviations on page 74 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2023. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 1(d) regarding senior floating rate interests.
g
Income may be received in additional securities and/or cash.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,738,933,197 $2,030,830,476 $2,723,964,163
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................. 114,398,269 160,479,457 203,720,963
Value - Unaffiliated issuers (Includes securities loaned of $4,379,270,
$25,116,288 and $13,061,810, respectively) ................... $3,412,061,218 $2,155,388,123 $3,156,598,318
Value - Non-controlled affiliates (Note 3 f and 8 ) ................. 109,658,300 123,602,702 161,407,270
Cash .................................................. 3,718 — —
Foreign currency, at value (cost $–, $– and $154, respectively) ....... — — 154
Receivables:
Investment securities sold ................................. — 909,717 12,827,935
Capital shares sold ...................................... 1,117,630 1,073,325 954,684
Dividends and interest ................................... 284,489 144,675 1,140,037
Due from custodian ...................................... — 143,100 —
Total assets ........................................ 3,523,125,355 2,281,261,642 3,332,928,398
Liabilities:
Payables:
Investment securities purchased ............................ 11,657,904 7,008,753 9,473,809
Capital shares redeemed ................................. 3,716,324 2,616,024 4,126,182
Management fees ....................................... 1,696,905 1,225,848 1,303,355
Distribution fees ........................................ 698,264 183,934 591,624
Transfer agent fees ...................................... 742,801 508,274 1,137,005
Trustees' fees and expenses ............................... 76 5 59
Payable upon return of securities loaned (Note 1 c ) ................ 4,627,800 25,805,720 13,466,000
Accrued expenses and other liabilities ......................... 223,260 222,020 322,225
Total liabilities ....................................... 23,363,334 37,570,578 30,420,259
Net assets, at value ............................... $3,499,762,021 $2,243,691,064 $3,302,508,139
Net assets consist of:
Paid-in capital ........................................... $1,319,217,626 $2,255,124,175 $3,202,109,532
Total distributable earnings (losses) ........................... 2,180,544,395 (11,433,111) 100,398,607
Net assets, at value ............................... $3,499,762,021 $2,243,691,064 $3,302,508,139

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $2,829,560,440 $689,572,283 $2,399,481,031
Shares outstanding ...................................... 69,054,147 42,376,407 83,655,276
Net asset value per share
a
................................ $40.98 $16.27 $28.68
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $43.37 $17.22 $30.35
Class C:
Net assets, at value ..................................... $80,142,494 $18,191,668 $55,618,533
Shares outstanding ...................................... 2,663,093 1,627,602 4,304,827
Net asset value and maximum offering price per share
a
........... $30.09 $11.18 $12.92
Class R:
Net assets, at value ..................................... $23,586,022 $34,234,914 $32,373,540
Shares outstanding ...................................... 624,513 2,333,810 1,348,439
Net asset value and maximum offering price per share ........... $37.77 $14.67 $24.01
Class R6:
Net assets, at value ..................................... $330,821,293 $1,178,857,691 $435,249,962
Shares outstanding ...................................... 7,032,685 61,687,183 12,382,240
Net asset value and maximum offering price per share ........... $47.04 $19.11 $35.15
Advisor Class:
Net assets, at value ..................................... $235,651,772 $322,834,508 $379,785,073
Shares outstanding ...................................... 5,116,264 17,386,796 11,170,496
Net asset value and maximum offering price per share ........... $46.06 $18.57 $34.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $14,234, $– and $–, respectively)
Unaffiliated issuers ...................................... $9,533,919 $5,639,230 $10,678,516
Non-controlled affiliates (Note 3 f and 8 ) ....................... 984,351 928,357 4,345,493
Interest:
Unaffiliated issuers ...................................... — — 244,556
Non-controlled affiliates (Note 3 f and 8 ) ....................... — — 102,203
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (145,520) (125,144) 44,001
Non-controlled affiliates (Note 3 f ) ........................... 263,203 471,468 141,171
Total investment income ................................. 10,635,953 6,913,911 15,555,940
Expenses:
Management fees (Note 3 a ) ................................. 10,694,970 7,898,380 8,484,403
Distribution fees: (Note 3c )
    Class A .............................................. 3,727,395 974,399 3,296,975
    Class C .............................................. 579,007 103,576 391,261
    Class R .............................................. 62,263 98,974 88,556
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,500,582 743,311 1,890,830
    Class C .............................................. 58,313 19,752 56,043
    Class R .............................................. 12,532 37,749 25,394
    Class R6 ............................................. 47,124 203,629 97,307
    Advisor Class .......................................... 170,975 336,127 350,981
Custodian fees (Note 4 ) .................................... 8,257 25,029 10,324
Reports to shareholders fees ................................ 120,107 121,538 173,414
Registration and filing fees .................................. 54,367 68,238 61,753
Professional fees ......................................... 56,571 61,973 46,874
Trustees' fees and expenses ................................ 23,219 15,103 21,995
Interest expense ......................................... 4,136 — —
Other .................................................. 63,127 44,923 58,338
Total expenses ....................................... 17,182,945 10,752,701 15,054,448
Expense reductions (Note 4 ) ............................. (547) (896) (586)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (85,193) (92,791) (344,945)
Net expenses ....................................... 17,097,205 10,659,014 14,708,917
Net investment income (loss) .......................... (6,461,252) (3,745,103) 847,023
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 505,649,808 (45,828,117) 166,915,280
Non-controlled affiliates (Note 3 f and 8 ) ..................... — (3,708,762) —
Foreign currency transactions .............................. (155) — 2,334
Net realized gain (loss) ................................ 505,649,653 (49,536,879) 166,917,614
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (316,836,600) (83,668,356) (286,948,929)
Non-controlled affiliates (Note 3 f and 8 ) ..................... (402,624) 16,093,065 (943,197)
Net change in unrealized appreciation (depreciation) .......... (317,239,224) (67,575,291) (287,892,126)
Net realized and unrealized gain (loss) .......................... 188,410,429 (117,112,170) (120,974,512)
Net increase (decrease) in net assets resulting from operations ........ $181,949,177 $(120,857,273) $(120,127,489)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(6,461,252) $(9,874,135) $(3,745,103) $(7,326,644)
Net realized gain (loss) ............ 505,649,653 159,660,518 (49,536,879) (95,635,906)
Net change in unrealized appreciation
(depreciation) ................. (317,239,224) (390,972,122) (67,575,291) 19,949,802
Net increase (decrease) in net
assets resulting from operations . 181,949,177 (241,185,739) (120,857,273) (83,012,748)
Distributions to shareholders:
Class A ........................ — (117,604,433) — (4,398,226)
Class C ........................ — (7,051,867) — (182,310)
Class R ........................ — (1,037,867) — (269,006)
Class R6 ....................... — (16,500,576) — (6,963,574)
Advisor Class ................... — (12,978,865) — (1,824,783)
Total distributions to shareholders ..... — (155,173,608) — (13,637,899)
Capital share transactions: (Note 2 )
Class A ........................ (65,550,779) (156,935,909) (36,299,202) (65,065,140)
Class C ........................ (46,752,695) (22,566,167) (1,334,614) (10,464,989)
Class R ........................ (132,231) (1,799,745) (3,639,091) (8,407,569)
Class R6 ....................... (143,917,176) 23,823,563 (104,743,508) (136,904,139)
Advisor Class ................... (106,937,370) (264,796,290) (670,187) (77,248,269)
Total capital share transactions ....... (363,290,251) (422,274,548) (146,686,602) (298,090,106)
Net increase (decrease) in net
assets ..................... (181,341,074) (818,633,895) (267,543,875) (394,740,753)
Net assets:
Beginning of period ................ 3,681,103,095 4,499,736,990 2,511,234,939 2,905,975,692
End of period ..................... $3,499,762,021 $3,681,103,095 $2,243,691,064 $2,511,234,939

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $847,023 $(3,896,955)
Net realized gain (loss) ................................................. 166,917,614 (241,439,881)
Net change in unrealized appreciation (depreciation) ........................... (287,892,126) 56,299,755
Net increase (decrease) in net assets resulting from operations ................ (120,127,489) (189,037,081)
Distributions to shareholders:
Class A ............................................................. — (158,598,985)
Class C ............................................................. — (10,930,574)
Class R ............................................................. — (2,417,236)
Class R6 ............................................................ — (22,679,273)
Advisor Class ........................................................ — (24,693,770)
Total distributions to shareholders .......................................... — (219,319,838)
Capital share transactions: (Note 2 )
Class A ............................................................. (91,697,089) (147,703,497)
Class C ............................................................. (26,061,412) (10,637,467)
Class R ............................................................. (805,884) (158,411)
Class R6 ............................................................ (759,658) (44,934,203)
Advisor Class ........................................................ (74,090,451) (14,301,398)
Total capital share transactions ............................................ (193,414,494) (217,734,976)
Net increase (decrease) in net assets ................................... (313,541,983) (626,091,895)
Net assets:
Beginning of period ..................................................... 3,616,050,122 4,242,142,017
End of period .......................................................... $3,302,508,139 $3,616,050,122

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6, and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

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Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
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d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Certain or all Funds may receive
other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Funds. Facility
fees are recognized as income over the expected term of
the loan. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023 , there were an unlimited number of shares authorized (without par value) . Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2023
Shares sold
a
................................... 5,386,775 $225,007,879 3,066,957 $54,410,074
Shares redeemed ............................... (6,952,638) (290,558,658) (5,124,602) (90,709,276)
Net increase (decrease) .......................... (1,565,863) $(65,550,779) (2,057,645) $(36,299,202)
Year ended April 30, 2023
Shares sold
a
................................... 4,502,909 $173,052,149 6,638,254 $110,403,207
Shares issued in reinvestment of distributions .......... 3,214,869 114,802,255 267,974 4,284,631
Shares redeemed ............................... (11,643,392) (444,790,313) (10,879,344) (179,752,978)
Net increase (decrease) .......................... (3,925,614) $(156,935,909) (3,973,116) $(65,065,140)
Class C
Class C Shares:
Six Months ended October 31, 2023
Shares sold ................................... 490,330 $14,958,651 227,457 $2,751,377
Shares redeemed
a
.............................. (1,952,437) (61,711,346) (335,235) (4,085,991)
Net increase (decrease) .......................... (1,462,107) $(46,752,695) (107,778) $(1,334,614)
Year ended April 30, 2023
Shares sold ................................... 619,760 $17,604,728 334,406 $3,847,147
Shares issued in reinvestment of distributions .......... 266,009 7,022,634 16,407 181,129
Shares redeemed
a
.............................. (1,642,280) (47,193,529) (1,263,004) (14,493,265)
Net increase (decrease) .......................... (756,511) $(22,566,167) (912,191) $(10,464,989)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended October 31, 2023
Shares sold ................................... 78,711 $3,031,533 277,535 $4,478,760
Shares redeemed ............................... (81,442) (3,163,764) (507,314) (8,117,851)
Net increase (decrease) .......................... (2,731) $(132,231) (229,779) $(3,639,091)
Year ended April 30, 2023
Shares sold ................................... 79,609 $2,804,309 449,685 $6,762,540
Shares issued in reinvestment of distributions .......... 31,444 1,037,342 18,629 269,006
Shares redeemed ............................... (158,057) (5,641,396) (1,031,229) (15,439,115)
Net increase (decrease) .......................... (47,004) $(1,799,745) (562,915) $(8,407,569)
Class R6
Class R6 Shares:
Six Months ended October 31, 2023
Shares sold ................................... 291,624 $14,260,116 6,137,386 $129,936,385
Shares redeemed ............................... (3,267,234) (158,177,292) (11,210,573) (234,679,893)
Net increase (decrease) .......................... (2,975,610) $(143,917,176) (5,073,187) $(104,743,508)
Year ended April 30, 2023
Shares sold ................................... 1,651,644 $70,823,865 12,663,755 $246,093,068
Shares issued in reinvestment of distributions .......... 295,080 12,059,884 331,570 6,203,670
Shares redeemed ............................... (1,359,181) (59,060,186) (20,016,884) (389,200,877)
Net increase (decrease) .......................... 587,543 $23,823,563 (7,021,559) $(136,904,139)
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2023
Shares sold ................................... 431,986 $20,835,857 2,147,682 $44,275,406
Shares redeemed ............................... (2,714,660) (127,773,227) (2,216,632) (44,945,593)
Net increase (decrease) .......................... (2,282,674) $(106,937,370) (68,950) $(670,187)
Year ended April 30, 2023
Shares sold ................................... 4,060,600 $171,533,914 4,622,859 $87,576,461
Shares issued in reinvestment of distributions .......... 315,501 12,635,806 88,186 1,604,993
Shares redeemed in-kind (Note 3 h ) .................. (5,364,050) (242,240,519) — —
Shares redeemed ............................... (4,855,182) (206,725,491) (8,708,001) (166,429,723)
Net increase (decrease) .......................... (5,843,131) $(264,796,290) (3,996,956) $(77,248,269)
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2023
Shares sold
a
................................... 5,580,860 $169,634,822
Shares redeemed ............................... (8,581,720) (261,331,911)
Net increase (decrease) .......................... (3,000,860) $(91,697,089)
Year ended April 30, 2023
Shares sold
a
................................... 6,633,600 $198,652,679
Shares issued in reinvestment of distributions .......... 5,494,365 154,666,446
Shares redeemed ............................... (16,780,836) (501,022,622)
Net increase (decrease) .......................... (4,652,871) $(147,703,497)
Class C
Class C Shares:
Six Months ended October 31, 2023
Shares sold ................................... 638,566 $8,656,362
Shares redeemed
a
.............................. (2,502,609) (34,717,774)
Net increase (decrease) .......................... (1,864,043) $(26,061,412)
Year ended April 30, 2023
Shares sold ................................... 860,980 $12,250,320
Shares issued in reinvestment of distributions .......... 851,635 10,866,855
Shares redeemed
a
.............................. (2,370,166) (33,754,642)
Net increase (decrease) .......................... (657,551) $(10,637,467)
Class R
Class R Shares:
Six Months ended October 31, 2023
Shares sold ................................... 135,072 $3,434,013
Shares redeemed ............................... (165,093) (4,239,897)
Net increase (decrease) .......................... (30,021) $(805,884)
Year ended April 30, 2023
Shares sold ................................... 229,482 $5,787,643
Shares issued in reinvestment of distributions .......... 101,961 2,408,346
Shares redeemed ............................... (331,668) (8,354,400)
Net increase (decrease) .......................... (225) $(158,411)
Class R6
Class R6 Shares:
Six Months ended October 31, 2023
Shares sold ................................... 1,434,816 $54,174,612
Shares redeemed ............................... (1,456,710) (54,934,270)
Net increase (decrease) .......................... (21,894) $(759,658)
Year ended April 30, 2023
Shares sold ................................... 2,952,937 $107,377,100
Shares issued in reinvestment of distributions .......... 581,100 19,984,012
Shares redeemed ............................... (4,697,122) (172,295,315)
Net increase (decrease) .......................... (1,163,085) $(44,934,203)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2023
Shares sold ................................... 1,150,116 $42,152,511
Shares redeemed ............................... (3,296,773) (116,242,962)
Net increase (decrease) .......................... (2,146,657) $(74,090,451)
Year ended April 30, 2023
Shares sold ................................... 2,320,439 $83,749,485
Shares issued in reinvestment of distributions .......... 724,960 24,141,123
Shares redeemed ............................... (3,498,606) (122,192,006)
Net increase (decrease) .......................... (453,207) $(14,301,398)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.545% 0.619% 0.457%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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Semiannual Report
the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ............................... 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $103,288 $49,256 $104,201
CDSC retained ........................... $7,012 $5,246 $7,305
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2023, investments in affiliated management investment companies were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $694,900 $561,752 $819,183 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $84,915,861 $587,796,611 $(585,402,550) $— $— $87,309,922 87,309,922 $984,351
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $24,476,348 $82,403,677 $(102,252,225) $— $— $4,627,800 4,627,800 $263,203
Total Affiliated Securities ... $109,392,209 $670,200,288 $(687,654,775) $— $— $91,937,722 $1,247,554
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $32,742,362 $261,795,392 $(246,072,333) $— $— $48,465,421 48,465,421 $928,357
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $12,159,690 $173,185,981 $(159,683,051) $— $— $25,662,620 25,662,620 $471,468
Total Affiliated Securities ... $44,902,052 $434,981,373 $(405,755,384) $— $— $74,128,041 $1,399,825
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2024.
h. Other Affiliated Transactions
During the year ended April 30, 2023, the New Jersey Better Educational Savings Trust Program - Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of the Franklin Growth Opportunities Fund. As a result, on
July 22, 2022, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $145,404,409 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $180,826,526 $245,137,583 $(300,750,974) $— $— $125,213,135 125,213,135 $4,345,493
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $— $76,708,295 $(63,242,295) $— $— $13,466,000 13,466,000 $141,171
Total Affiliated Securities ... $180,826,526 $321,845,878 $(363,993,269) $— $— $138,679,135 $4,486,664
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2023, the deferred losses were as follows:
At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and in-kind transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2023, were as follows:
At October 31, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 31,793,662 $ 420,583,613
Long term ............................. 63,983,400 21,321,771
Total capital loss carryforwards ............ $95,777,062 $441,905,384
Franklin Small Cap
Growth
Fund
Franklin
Small-Mid Cap
Growth Fund
Late-year ordinary loss ...........................
$3,841,241 $972,503
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,854,292,886 $2,198,508,114 $2,950,323,870
Unrealized appreciation ..................... $1,785,000,923 $582,628,122 $732,113,823
Unrealized depreciation ..................... (117,574,291) (502,145,411) (364,432,105)
Net unrealized appreciation (depreciation) ....... $1,667,426,632 $80,482,711 $367,681,718
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $791,038,637 $215,853,216 $940,086,002
Sales .................................. $1,140,933,861 $369,317,012 $1,031,133,819

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7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $4,627,800 $25,805,720 $13,466,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
11,829 Canva, Inc. ................................ 12/22/21 $ 20,158,531 $ 11,818,306
4,619 Celonis SE ................................. 6/16/21 1,708,060 1,253,201
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 6,937,783
6,309,366 ClearMotion, Inc. ............................
11/06/17
- 12/21/18 15,500,000 733,912
417,667 ClearMotion, Inc., A-3 ......................... 3/23/23 — 61,321
2,606,463 ClearMotion, Inc., A-4 ......................... 12/21/21 251,500 358,874
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 24,863,580
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 66,191,423
810,440 Lacework, Inc., D ............................ 11/12/21 20,330,471 14,173,618
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 6,871,167
556,026 Optoro, Inc., E .............................. 7/24/18 - 12/01/21 10,942,592 8,161,638
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 11,571,417
1,753,060 Talkdesk, Inc., C ............................ 7/15/20 11,517,955 9,558,940
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 6,076,910
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 10,907,182
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,426 2,725,013
Total Restricted Securities (Value is 5.2% of Net Assets) .............. $171,044,279 $182,264,285
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 7,194,673
382,306 Benchling, Inc., F ............................ 10/20/21 12,499,992 4,812,992
6. Investment Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
1,388,889 Checkr, Inc., E .............................. 8/24/21 $ 25,000,002 $ 21,000,432
3,698,772 ClearMotion, Inc. ............................ 12/21/18 10,000,000 430,245
1,037,942 ClearMotion, Inc., A-3 ......................... 3/23/23 — 152,389
6,477,294 ClearMotion, Inc., A-4 ......................... 12/21/21 625,000 891,833
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,140,632
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 8,310,434
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 750,258
554,878 Optoro, Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 8,144,787
1,542,673 Smule, Inc., 144A, G ......................... 5/31/16 11,099,995 2,576,963
352,675 Smule, Inc., 144A, H ......................... 4/27/17 2,999,995 696,353
162,712 Smule, Inc., J ............................... 8/05/22 - 11/28/22 764,393 2,307,856
153,000
a
Structure Therapeutics Inc ..................... 9/29/23 1,910,970 3,535,454
361,111 Tula eTechnology, Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology, Inc., E ...................... 9/08/17 6,500,000 6,123,025
Total Restricted Securities (Value is 3.5% of Net Assets) .............. $124,820,353 $79,068,326
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
347,106 Benchling, Inc., F ............................ 10/20/21 $ 11,349,082 $ 4,369,846
1,804,600 Blaize, Inc., 10%, 1/03/25 ...................... 8/23/23 1,804,600 1,804,600
570,121 Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 570,121 570,178
1 Blaize, Inc., 12/09/25 ......................... 1/19/23 57 —
1 Blaize, Inc., 8/23/33 .......................... 8/23/23 — —
146,765 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 5 —
1,948,384 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 20,346,009 3,051,900
260,815 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — —
1,467,659 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 7,099,996 1,094,514
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,850 16,745,431
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 51,009,875
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,256,202
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 10,199,668
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 213,711
513,050 Phononic Devices, Inc., G-2 .................... 1/17/20 - 11/03/20 47 175,337
869,933 Phononic, Inc., Advance Term Loan, PIK , 12% , 6/30/25
10/17/22
- 10/01/23 815,824 725,278
117,763 Phononic, Inc., H ............................ 10/17/22 460,645 489,474
47,104 Phononic, Inc., H, 10/17/27 .................... 10/17/22 44,029 33,629
Total Restricted Securities (Value is 3.0% of Net Assets) .............. $101,528,932 $97,739,643
*
In U.S. dollars unless otherwise indicated.
7. Restricted Securities
(continued)

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Notes to Financial Statements (unaudited)

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8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2023, investments in “affiliated companies” were as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,538,010 as of October 31, 2023.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Sh ares/Warrants/
Principal
Amount * Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Optoro, Inc., E ....... $ 8,167,495 $ — $ — $ — $ (5,857) $ 8,161,638 556,026 $ —
Talkdesk, Inc., C ..... 9,955,707 — — — (396,767) 9,558,940 1,753,060 —
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $18,123,202 $— $— $— $(402,624) $17,720,578 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ 6,545,566 — — — 649,107 7,194,673 3,436,485 —
Benchling, Inc., F ..... 5,803,206 — — — (990,214) 4,812,992 382,306 —
EyePoint Pharmaceuticals,
Inc. ............ 12,290,588 212,613 (5,353,442) (1,330,433) —
a
—
a
—
a
—
Optoro, Inc., E ....... 8,150,632 — — — (5,845) 8,144,787 554,878 —
Paymentus Holdings, Inc.,
A .............. 18,067,319 — (2,806,798) (2,378,329) 16,440,017 29,322,209 2,013,888 —
Total Affiliated Securities
(Value is 2.2% of Net
Assets) .......... $50,857,311 $212,613 $(8,160,240) $(3,708,762) $16,093,065 $49,474,661 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling, Inc., F ..... 5,268,888 — — — (899,042) 4,369,846 347,106 —
Blaize, Inc., 12/09/25 .. — — — — — — 1 —
Blaize, Inc., 8/23/33 ... — — — — — — 1 —
Blaize, Inc., 9/19/25 ... — — — — — — 146,765 —
Blaize, Inc., D ....... 3,051,900 — — — — 3,051,900 1,948,384 —
Blaize, Inc., D, 2/28/24 . — — — — — — 260,815 —
Blaize, Inc., D-2 ...... 1,094,514 — — — — 1,094,514 1,467,659 —
OneTrust LLC, C ..... 7,746,763 — — — 2,452,905 10,199,668 767,526 —
7. Restricted Securities
(continued)

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Notes to Financial Statements (unaudited)

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9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Phononic Devices, Inc., F $ 2,020,235 $ — $ — $ — $ (1,806,524) $ 213,711 2,970,061 $ —
Phononic Devices, Inc.,
G-2 ............ 771,484 — — — (596,147) 175,337 513,050 —
Phononic, Inc., H ..... 563,212 — — — (73,738) 489,474 117,763 —
Phononic, Inc., H,
10/17/27 ......... 60,114 — — — (26,485) 33,629 47,104 —
Interest
Blaize, Inc., 10%, 1/03/25 — 1,804,600 — — — 1,804,600 1,804,600 34,087
Blaize, Inc., 10%, 12/09/24 570,178 — — — — 570,178 570,121 28,506
Phononic, Inc., Advance
Term Loan, PIK , 12% ,
6/30/25 .......... 625,802 93,64 2
b
— — 5,834 725,278 869,933 39,610
Total Affiliated Securities
(Value is 0.7% of Net
Assets) .......... $21,773,090 $1,898,242 $— $— $(943,197) $22,728,135 $102,203
*
In U.S. dollars unless otherwise indicated.
a
As of October 31, 2023, no longer an affiliate.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 44,617,264 $ — $ 11,571,417 $ 56,188,681
Automobiles .......................... 23,590,666 — — 23,590,666
Beverages ........................... 74,435,798 — — 74,435,798
Broadline Retail ....................... 220,649,512 — — 220,649,512
Capital Markets ........................ 132,780,511 — — 132,780,511
Chemicals ........................... 59,844,727 — — 59,844,727
Commercial Services & Supplies ........... 44,359,160 — 8,190,984 52,550,144
Entertainment ......................... 42,109,583 — — 42,109,583
Financial Services ...................... 147,352,316 — — 147,352,316
Food Products ........................ 39,522,655 — — 39,522,655
Ground Transportation .................. 64,933,619 — — 64,933,619
Health Care Equipment & Supplies ......... 77,621,635 — — 77,621,635
Health Care Providers & Services .......... 74,707,324 — — 74,707,324
Health Care Technology ................. 26,619,611 — — 26,619,611
Hotels, Restaurants & Leisure ............. 97,950,362 — — 97,950,362
Interactive Media & Services .............. 308,240,197 — — 308,240,197
IT Services ........................... 80,260,344 — 11,818,306 92,078,650
Leisure Products ....................... — — 66,191,423 66,191,423
Life Sciences Tools & Services ............ 120,632,251 — — 120,632,251
Personal Care Products ................. 33,958,418 — — 33,958,418
Pharmaceuticals ....................... 103,486,611 — — 103,486,611
Professional Services ................... 73,555,633 — — 73,555,633
Real Estate Management & Development .... 35,900,426 — — 35,900,426
Semiconductors & Semiconductor Equipment . 335,939,692 — — 335,939,692
Software ............................. 784,200,752 — 733,912 784,934,664
Specialized REITs ...................... 35,319,807 — — 35,319,807
Specialty Retail ........................ 19,514,830 — — 19,514,830
Technology Hardware, Storage & Peripherals . 132,575,753 — — 132,575,753
Textiles, Apparel & Luxury Goods .......... 6,659,518 — — 6,659,518
Water Utilities ......................... 6,178,536 — — 6,178,536
Convertible Preferred Stocks ................ — — 45,908,365 45,908,365
Preferred Stocks ......................... — — 37,849,878 37,849,878
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 91,937,722 — — 91,937,722
Total Investments in Securities ........... $3,339,455,233 $— $182,264,285 $3,521,719,518
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 148,714,140 — — 148,714,140
Banks ............................... 35,780,421 — — 35,780,421
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Biotechnology ......................... $ 140,672,130 $ — $ — $ 140,672,130
Building Products ...................... 23,757,828 — — 23,757,828
Capital Markets ........................ 80,106,116 — — 80,106,116
Communications Equipment .............. 16,342,668 — — 16,342,668
Construction & Engineering ............... 78,611,449 — — 78,611,449
Consumer Staples Distribution & Retail ...... 11,690,624 — — 11,690,624
Diversified Consumer Services ............ 11,783,464 — — 11,783,464
Electronic Equipment, Instruments &
Components ........................ 32,255,872 — — 32,255,872
Energy Equipment & Services ............. 43,637,470 — — 43,637,470
Financial Services ...................... 102,335,242 — — 102,335,242
Food Products ........................ 76,181,479 — — 76,181,479
Health Care Equipment & Supplies ......... 129,999,894 — — 129,999,894
Health Care Providers & Services .......... 98,162,332 — — 98,162,332
Health Care Technology ................. 33,324,549 — — 33,324,549
Hotel & Resort REITs ................... 14,015,364 — — 14,015,364
Hotels, Restaurants & Leisure ............. 126,373,784 — — 126,373,784
Household Durables .................... 65,405,086 — — 65,405,086
Industrial REITs ....................... 25,442,416 — — 25,442,416
Interactive Media & Services .............. 21,592,656 — — 21,592,656
IT Services ........................... 13,437,235 — — 13,437,235
Life Sciences Tools & Services ............ 3,203,910 — — 3,203,910
Machinery ............................ 52,428,705 — — 52,428,705
Media ............................... 30,420,183 — — 30,420,183
Oil, Gas & Consumable Fuels ............. 44,355,110 — — 44,355,110
Passenger Airlines ..................... 31,554,430 — — 31,554,430
Personal Care Products ................. 63,444,264 — — 63,444,264
Pharmaceuticals ....................... 58,124,189 — 3,535,454 61,659,643
Professional Services ................... 61,606,967 — — 61,606,967
Semiconductors & Semiconductor Equipment . 126,388,036 — — 126,388,036
Software ............................. 201,344,068 — 430,245 201,774,313
Specialty Retail ........................ 65,753,737 — — 65,753,737
Textiles, Apparel & Luxury Goods .......... 25,096,842 — — 25,096,842
Trading Companies & Distributors .......... 32,097,670 — — 32,097,670
Convertible Preferred Stocks ................ — — 56,517,277 56,517,277
Preferred Stocks ......................... — — 18,585,350
a
18,585,350
Rights ................................. — — 354,128 354,128
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 74,128,041 — — 74,128,041
Total Investments in Securities ........... $2,199,568,371 $— $79,422,454 $2,278,990,825
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 97,306,880 — — 97,306,880
Automobile Components ................. 14,143,155 — — 14,143,155
Beverages ........................... 19,406,684 — — 19,406,684
Biotechnology ......................... 91,846,977 — — 91,846,977
Building Products ...................... 59,395,751 — — 59,395,751
Capital Markets ........................ 237,089,739 — — 237,089,739
Chemicals ........................... 23,137,350 — — 23,137,350
Commercial Services & Supplies ........... 40,032,904 — — 40,032,904
Communications Equipment .............. 40,975,665 — — 40,975,665
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2023, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Containers & Packaging ................. $ 31,959,252 $ — $ — $ 31,959,252
Electrical Equipment .................... 49,545,134 — — 49,545,134
Electronic Equipment, Instruments &
Components ........................ 38,454,570 — — 38,454,570
Energy Equipment & Services ............. 20,940,682 — — 20,940,682
Entertainment ......................... 41,912,856 — — 41,912,856
Financial Services ...................... 34,362,593 — — 34,362,593
Food Products ........................ 49,700,360 — — 49,700,360
Ground Transportation .................. 48,193,647 — — 48,193,647
Health Care Equipment & Supplies ......... 173,835,602 — — 173,835,602
Health Care Providers & Services .......... 25,489,408 — — 25,489,408
Health Care Technology ................. 62,056,697 — — 62,056,697
Hotels, Restaurants & Leisure ............. 152,140,073 — — 152,140,073
Household Durables .................... 22,191,742 — — 22,191,742
Industrial REITs ....................... 26,053,920 — — 26,053,920
Insurance ............................ 36,336,107 — — 36,336,107
Interactive Media & Services .............. 86,063,445 — — 86,063,445
IT Services ........................... 126,999,111 — — 126,999,111
Leisure Products ....................... — — 51,009,875 51,009,875
Life Sciences Tools & Services ............ 182,701,609 — — 182,701,609
Machinery ............................ 57,285,888 — — 57,285,888
Media ............................... 16,293,302 — — 16,293,302
Oil, Gas & Consumable Fuels ............. 98,398,165 — — 98,398,165
Passenger Airlines ..................... 23,981,250 — — 23,981,250
Personal Care Products ................. 41,973,350 — — 41,973,350
Pharmaceuticals ....................... 31,539,066 — — 31,539,066
Professional Services ................... 172,671,963 — — 172,671,963
Residential REITs ...................... 33,893,580 — — 33,893,580
Semiconductors & Semiconductor Equipment . 128,245,430 — — 128,245,430
Software ............................. 386,517,027 — — 386,517,027
Specialized REITs ...................... 28,895,255 — — 28,895,255
Specialty Retail ........................ 141,568,181 — — 141,568,181
Textiles, Apparel & Luxury Goods .......... 31,124,268 — — 31,124,268
Trading Companies & Distributors .......... 56,928,172 — — 56,928,172
Convertible Preferred Stocks ................ — — 42,931,272 42,931,272
Preferred Stocks ......................... — — 664,811 664,811
Warrants ............................... — — 33,629
a
33,629
Convertible Bonds ....................... — — 1,804,600 1,804,600
Corporate Bonds ........................ — — 570,178 570,178
Senior Floating Rate Interests ............... — — 725,278 725,278
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 138,679,135 — — 138,679,135
Total Investments in Securities ........... $3,220,265,945 $— $97,739,643 $3,318,005,588
a
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sale s
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 10,999,989 $ — $ — $ — $ — $ — $ — $ 571,428 $ 11,571,417 $ 571,428
Commercial Services &
Supplies ........ 7,056,488 — — — — — — 1,134,496 8,190,984 1,134,496
Health Care Equipment
& Supplies ....... 16,934,771 — — — (16,934,771) — — — — —
IT Services ........ 9,178,870 — — — — — — 2,639,436 11,818,306 2,639,436
Leisure Products .... 71,332,234 — — — — — — (5,140,811) 66,191,423 (5,140,811)
Software .......... 732,694 — — — — — — 1,218 733,912 1,218
Convertible Preferred
Stocks :
Software .......... 35,421,533 — — — — — — 10,486,832 45,908,365 10,486,832
Preferred Stocks :
Commercial Services &
Supplies ........ 8,167,495 — — — — — — (5,857) 8,161,638 (5,857)
Health Care Providers &
Services ........ 18,953,290 — — — — — — (5,321,095) 13,632,195 (5,321,095)
Software .......... 15,232,654 — — — — — — 823,391 16,056,045 823,391
Escrows and Litigation
Trusts : —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $194,010,018 $— $— $— $(16,934,771) $— $— $5,189,038 $182,264,285 $5,189,038
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... — 1,910,970 — — — — — 1,624,484 3,535,454 1,624,484
Software .......... 429,531 — — — — — — 714 430,245 714
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 12,019,999 — — — — — — 120,633 12,140,632 120,633
Software .......... 35,813,345 — — — — — — 1,368,627 37,181,972 1,368,627
Specialty Retail ..... 6,545,566 — — — — — — 649,107 7,194,673 649,107
Preferred Stocks :
Automobile Components 6,232,998
d
— — — — — — (109,973) 6,123,025
d
(109,973)
Commercial Services &
Supplies ........ 8,150,632 — — — — — — (5,845) 8,144,787 (5,845)
Software .......... 2,698,021 — — — — — — 1,619,517 4,317,538 1,619,517
Rights :
Biotechnology ...... — 160,095 — — — — — 194,033 354,128 194,033
Escrows and Litigation
Trusts ........... —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $71,890,092 $2,071,065 $— $— $— $— $— $5,461,297 $79,422,454 $5,461,297
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 54,971,598 $ — $ — $ — $ — $ — $ — $ (3,961,723) $ 51,009,875 $ (3,961,723)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,184,103 — — — — — — 72,099 7,256,202 72,099
Semiconductors &
Semiconductor
Equipment ....... 2,020,235 — — — — — — (1,806,524) 213,711 (1,806,524)
Software .......... 28,719,105 — — — — — — 6,742,254 35,461,359 6,742,254
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 1,334,696 — — — — — — (669,885) 664,811 (669,885)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 60,114 — — — — — — (26,485) 33,629 (26,485)
Software .......... —
d
—
d
— — — — — — —
d
—
Convertible Bonds :
Software .......... — 1,804,600 — — — — — — 1,804,600 —
Corporate Bonds :
Software .......... 570,178 — — — — — — — 570,178 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 625,802 81,298 — — — 12,344 — 5,834 725,278 5,834
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $95,485,831 $1,885,898 $— $— $— $12,344 $— $355,570 $97,739,643 $355,570
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $66,191,423 Market comparables Discount for lack of marketability
11.1% Decrease
EV / revenue multiple 4.3x Increase
All Other Investments. . . . 116,072,862
c,d
Total. . . . . . . . . . . . . . . . . . $182,264,285
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Diversified Consumer Services. . . . . .  $12,140,632 Discounted cash flow Discount for lack of marketability
10.5% Decrease
Discount rate 19.4% Decrease
Long term growth rate 5.0% Increase
Volatility of peers 43.2% Decrease
Software . . . . . . . . . . . . . .  21,000,432 Market comparables Discount for lack of marketability
11.0% Decrease
EV / revenue multiple 5.8x Increase
Volatility 38.0% Decrease
All Other Investments. . . . 46,281,390
c,d
Total. . . . . . . . . . . . . . . . . . $79,422,454
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
............
$51,009,875 Market comparables Discount for lack of
marketability
11.1% Decrease
EV / revenue multiple 4.3x Increase
All Other Investments. . . . . . . . . 46,729,768
c,d
Total. . . . . . . . . . . . . . . . . . . . . . $97,739,643
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 S 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Strategic
Series
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Biotechnology Discovery Fund 2
Franklin Natural Resources Fund 6
Financial Highlights and Schedules of Investments 11
Financial Statements 26
Notes to Financial Statements 30
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Biotechnology Discovery Fund
This semiannual report for Franklin Biotechnology Discovery
Fund covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a -9.24% cumulative total
return for the six months under review. In comparison, the
NASDAQ Biotechnology Index
®
, which tracks U.S. - and
international-based biotechnology stocks, posted a -11.40%
cumulative total return.
1
Also in comparison, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of the U.S. stock market, posted a +1.39% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
Portfolio Composition
10/31/23
% of Total
Net Assets
Biotechnology 73.6%
Pharmaceuticals 18.6%
Life Sciences Tools & Services 4.7%
Other
*
0.7%
Short-Term Investments & Other Net Assets 2.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Amgen, Inc. 8.3%
Biotechnology, United States
Vertex Pharmaceuticals, Inc. 7.5%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 7.3%
Biotechnology, United States
Biogen, Inc. 5.1%
Biotechnology, United States
Gilead Sciences, Inc. 4.7%
Biotechnology, United States
AstraZeneca plc 4.0%
Pharmaceuticals, United Kingdom
Jazz Pharmaceuticals plc 3.9%
Pharmaceuticals, United States
Ascendis Pharma A/S 3.9%
Biotechnology, Denmark
Argenx SE 3.2%
Biotechnology, Netherlands
Seagen , Inc. 3.1%
Biotechnology, United States
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Biotechnology Discovery Fund
3
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -9.24% -14.23%
1-Year -2.14% -7.52%
5-Year +9.20% +0.63%
10-Year +54.89% +3.88%
Advisor
6-Month -9.11% -9.11%
1-Year -1.89% -1.89%
5-Year +10.59% +2.03%
10-Year +58.86% +4.74%
See page 4 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
4
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 1.07%
Advisor 0.82%

Your Fund’s Expenses
Franklin Biotechnology Discovery Fund
5
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $907.60 $5.07 $1,019.82 $5.37 1.06%
C $1,000 $904.30 $8.65 $1,016.05 $9.16 1.81%
R6 $1,000 $909.40 $3.29 $1,021.69 $3.49 0.69%
Advisor $1,000 $908.90 $3.88 $1,021.08 $4.10 0.81%

6
franklintempleton.com
Semiannual Report
Franklin Natural Resources Fund
This semiannual report for Franklin Natural Resources Fund
covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +0.75% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted
a +1.77% cumulative total return.
1
Also in comparison,
the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of the U.S. stock market, posted a +1.39%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track any index but rather undertake investments on
the basis of fundamental research. The Fund’s strategy,
which focuses on companies with higher long-term growth
potential, differs from the natural resources index’s large
weighting in income-oriented companies that we believe
typically provide more limited opportunities for growth.
This difference may occasionally lead to wide performance
discrepancies, especially in periods when investors focus
on short-term “safety” and yield or, conversely, when
investors focus more heavily on companies with stronger
growth prospects and greater commodity price leverage.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
10/31/23
% of Total
Net Assets
North America 83.0%
Europe 8.4%
Australia & New Zealand 3.6%
Latin America & Caribbean 2.5%
Other 0.6%
Short-Term Investments & Other Net Assets 1.9%
Portfolio Composition
10/31/23
% of Total
Net Assets
Oil & Gas Exploration & Production 22.3%
Integrated Oil & Gas 16.8%
Oil & Gas Equipment & Services 12.6%
Oil & Gas Storage & Transportation 8.1%
Gold 6.5%
Oil & Gas Refining & Marketing 5.8%
Diversified Metals & Mining 5.4%
Copper 4.4%
Industrial Gases 2.8%
Fertilizers & Agricultural Chemicals 2.0%
Oil & Gas Drilling 1.9%
Electrical Components & Equipment 1.4%
Metal, Glass & Plastic Containers 1.2%
Agricultural Products & Services 1.1%
Other
*
5.8%
Short-Term Investments & Other Net Assets 1.9%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
22
.

Franklin Natural Resources Fund
7
franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
ConocoPhillips 4.6%
Oil, Gas & Consumable Fuels, United States
Chevron Corp. 4.6%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 4.0%
Oil, Gas & Consumable Fuels, United States
EOG Resources, Inc. 3.5%
Oil, Gas & Consumable Fuels, United States
Schlumberger NV 3.2%
Energy Equipment & Services, United States
Canadian Natural Resources Ltd. 2.9%
Oil, Gas & Consumable Fuels, Canada
Shell plc 2.6%
Oil, Gas & Consumable Fuels, Netherlands
Pioneer Natural Resources Co. 2.4%
Oil, Gas & Consumable Fuels, United States
Marathon Petroleum Corp. 2.3%
Oil, Gas & Consumable Fuels, United States
Suncor Energy, Inc. 2.2%
Oil, Gas & Consumable Fuels, Canada

Performance Summary as of October 31, 2023
Franklin Natural Resources Fund
8
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.75% -4.81%
1-Year +1.78% -3.82%
5-Year +29.05% +4.05%
10-Year -11.16% -1.73%
Advisor
6-Month +0.89% +0.89%
1-Year +2.03% +2.03%
5-Year +30.68% +5.50%
10-Year -8.80% -0.92%
See page 9 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
9
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. The investment style may become out of favor, which may have a negative impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Funds total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.97% 0.98%
Advisor 0.72% 0.73%

Your Fund’s Expenses
Franklin Natural Resources Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.50 $5.07 $1,020.09 $5.10 1.01%
C $1,000 $1,004.00 $8.84 $1,016.32 $8.89 1.75%
R6 $1,000 $1,009.90 $3.07 $1,022.08 $3.09 0.61%
Advisor $1,000 $1,008.90 $3.81 $1,021.34 $3.84 0.76%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $112.50 $101.90 $163.50 $150.48 $138.85 $146.14
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.26) (0.47) (0.75) (0.99) (0.69) (0.99)
Net realized and unrealized gains (losses) (10.13) 11.21 (43.17) 38.85 26.48 (1.75)
Total from investment operations ........ (10.39) 10.74 (43.92) 37.86 25.79 (2.74)
Less distributions from:
Net investment income .............. — (0.14) (1.01) — — —
Net realized gains ................. — — (16.67) (24.84) (14.16) (4.55)
Total distributions ................... — (0.14) (17.68) (24.84) (14.16) (4.55)
Net asset value, end of period .......... $102.11 $112.50 $101.90 $163.50 $150.48 $138.85
Total return
c
....................... (9.24)% 10.58% (28.56)% 24.26% 18.52% (1.60)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.06% 1.04% 0.98% 1.03% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
e,f
1.06%
f
1.04%
e,f
0.97%
e
1.01%
e
1.00%
e
Net investment (loss) ................ (0.47)% (0.45)% (0.54)% (0.58)% (0.49)% (0.67)%
Supplemental data
Net assets, end of period (000’s) ........ $582,690 $686,534 $705,915 $1,160,451 $960,305 $924,611
Portfolio turnover rate ................ 13.08% 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $103.78 $94.59 $152.95 $143.00 $133.51 $141.75
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.62) (1.16) (1.51) (2.16) (1.70) (2.03)
Net realized and unrealized gains (losses) (9.32) 10.35 (40.18) 36.95 25.35 (1.66)
Total from investment operations ........ (9.94) 9.19 (41.69) 34.79 23.65 (3.69)
Less distributions from:
Net realized gains ................. — — (16.67) (24.84) (14.16) (4.55)
Net asset value, end of period .......... $93.84 $103.78 $94.59 $152.95 $143.00 $133.51
Total return
c
....................... (9.57)% 9.75% (29.00)% 23.33% 17.62% (2.33)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.81% 1.81% 1.66% 1.73% 1.78% 1.77%
Expenses net of waiver and payments by
affiliates .......................... 1.81%
e,f
1.81%
f
1.66%
e,f
1.72%
e
1.76%
e
1.75%
e
Net investment (loss) ................ (1.22)% (1.20)% (1.16)% (1.32)% (1.24)% (1.42)%
Supplemental data
Net assets, end of period (000’s) ........ $23,378 $29,573 $33,905 $64,801 $48,363 $46,508
Portfolio turnover rate ................ 13.08% 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $119.33 $108.06 $172.21 $156.99 $143.83 $150.65
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.08) (0.23) (0.45) (0.18) (0.46)
Net realized and unrealized gains (losses) (10.76) 11.94 (45.64) 40.51 27.50 (1.81)
Total from investment operations ........ (10.82) 11.86 (45.87) 40.06 27.32 (2.27)
Less distributions from:
Net investment income .............. — (0.59) (1.61) — — —
Net realized gains ................. — — (16.67) (24.84) (14.16) (4.55)
Total distributions ................... — (0.59) (18.28) (24.84) (14.16) (4.55)
Net asset value, end of period .......... $108.51 $119.33 $108.06 $172.21 $156.99 $143.83
Total return
c
....................... (9.06)% 11.03% (28.29)% 24.67% 18.95% (1.24)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.80% 0.74% 0.71% 0.74% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.69%
e
0.65% 0.66%
e
0.64%
e
0.64%
e
0.63%
e
Net investment (loss) ................ (0.10)% (0.08)% (0.16)% (0.25)% (0.12)% (0.30)%
Supplemental data
Net assets, end of period (000’s) ........ $8,895 $11,692 $9,614 $16,721 $9,484 $6,164
Portfolio turnover rate ................ 13.08% 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $117.54 $106.46 $169.95 $155.30 $142.56 $149.54
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.22) (0.42) (0.59) (0.34) (0.63)
Net realized and unrealized gains (losses) (10.59) 11.72 (44.99) 40.08 27.24 (1.80)
Total from investment operations ........ (10.72) 11.50 (45.41) 39.49 26.90 (2.43)
Less distributions from:
Net investment income .............. — (0.42) (1.41) — — —
Net realized gains ................. — — (16.67) (24.84) (14.16) (4.55)
Total distributions ................... — (0.42) (18.08) (24.84) (14.16) (4.55)
Net asset value, end of period .......... $106.82 $117.54 $106.46 $169.95 $155.30 $142.56
Total return
c
....................... (9.11)% 10.86% (28.39)% 24.56% 18.82% (1.36)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.81% 0.79% 0.73% 0.78% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
e,f
0.81%
f
0.79%
e,f
0.72%
e
0.76%
e
0.75%
e
Net investment (loss) ................ (0.22)% (0.20)% (0.29)% (0.33)% (0.24)% (0.42)%
Supplemental data
Net assets, end of period (000’s) ........ $91,694 $110,607 $110,726 $206,375 $159,348 $153,874
Portfolio turnover rate ................ 13.08% 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Biotechnology 71.8%
a
89bio, Inc. ........................................... United States 254,237 $ 1,881,354
a
Abivax SA, ADR ...................................... France 269,100 2,475,720
a
ACELYRIN, Inc. ...................................... United States 257,390 2,621,517
a
Acumen Pharmaceuticals, Inc. ........................... United States 491,900 919,853
a
Alector , Inc. .......................................... United States 303,345 1,577,394
a
Alpine Immune Sciences, Inc. ............................ United States 205,104 2,100,265
Amgen, Inc. ......................................... United States 228,082 58,320,567
a
AnaptysBio , Inc. ...................................... United States 105,463 1,720,101
a
Apogee Therapeutics, Inc. ............................... United States 163,539 2,809,600
a,b
Applied Therapeutics, Inc. ............................... United States 2,584,054 6,201,730
a
Arcutis Biotherapeutics, Inc. ............................. United States 1,288,820 2,899,845
a
Argenx SE, ADR ...................................... Netherlands 47,485 22,297,531
a,c
ARS Pharmaceuticals, Inc. .............................. United States 1,229,989 4,391,061
a
Ascendis Pharma A/S, ADR ............................. Denmark 309,111 27,606,703
a
Benitec Biopharma, Inc. ................................ Australia 364,887 1,320,891
a
Biogen, Inc. ......................................... United States 152,922 36,325,092
a
BioMarin Pharmaceutical, Inc. ............................ United States 110,289 8,983,039
a
Candel Therapeutics, Inc. ............................... United States 383,296 344,928
a
Centessa Pharmaceuticals plc, ADR ....................... United States 189,736 1,246,566
a,c
Centessa Pharmaceuticals plc, ADR ....................... United States 89,257 586,418
a
Crinetics Pharmaceuticals, Inc. ........................... United States 43,322 1,268,901
a
Cullinan Oncology, Inc. ................................. United States 680,120 6,345,520
a
Cytokinetics, Inc. ...................................... United States 232,424 8,102,301
a
Day One Biopharmaceuticals, Inc. ......................... United States 908,581 10,748,513
a
Disc Medicine, Inc. .................................... United States 50,325 2,305,388
a
Dyne Therapeutics, Inc. ................................ United States 355,434 2,505,810
a,c
Equillium , Inc. ........................................ United States 253,462 126,731
Gilead Sciences, Inc. .................................. United States 420,314 33,011,462
a,d,e
Harpoon Therapeutics, Inc. .............................. United States 430,500 2,024,512
a,c
Harpoon Therapeutics, Inc. .............................. United States 44,529 224,426
a
Heron Therapeutics, Inc. ................................ United States 1,195,377 761,336
a
HilleVax , Inc. ......................................... United States 575,656 6,332,216
a
Insmed , Inc. ......................................... United States 720,116 18,046,107
a,c
Jasper Therapeutics, Inc. ............................... United States 1,439,300 983,762
a
Karuna Therapeutics, Inc. ............................... United States 38,051 6,339,677
a
Keros Therapeutics, Inc. ................................ United States 189,651 5,412,639
a
Kezar Life Sciences, Inc. ................................ United States 449,150 323,882
a
Kura Oncology, Inc. .................................... United States 178,292 1,506,567
a
Legend Biotech Corp., ADR ............................. United States 122,034 8,062,786
a
Merus NV ........................................... Netherlands 499,426 10,043,457
a
Mineralys Therapeutics, Inc. ............................. United States 143,600 1,110,028
a
Mirum Pharmaceuticals, Inc. ............................. United States 236,190 6,478,692
a,c
MoonLake Immunotherapeutics , A ......................... United States 67,535 3,498,988
a
Neurocrine Biosciences, Inc. ............................. United States 177,673 19,711,043
a
Nuvalent , Inc., A ...................................... United States 45,289 2,359,104
a,c
ORIC Pharmaceuticals, Inc. ............................. United States 234,001 1,567,807
a
PTC Therapeutics, Inc. ................................. United States 295,864 5,547,450
a
RayzeBio , Inc. ....................................... United States 126,900 2,461,860
a
Regeneron Pharmaceuticals, Inc. ......................... United States 65,833 51,342,498
a,c
Reneo Pharmaceuticals, Inc. ............................. United States 473,833 3,833,309
a
Rocket Pharmaceuticals, Inc. ............................ United States 217,526 3,937,221
a
Sarepta Therapeutics, Inc. .............................. United States 66,852 4,499,808
a
Seagen , Inc. ......................................... United States 103,566 22,039,880
a
Sutro Biopharma, Inc. .................................. United States 564,189 1,551,520
a,c
Taysha Gene Therapies, Inc. ............................. United States 199,900 467,766
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 60,696 2,148,638
a
Vaxcyte , Inc. ......................................... United States 176,239 8,477,096
a
Vertex Pharmaceuticals, Inc. ............................. United States 146,635 53,098,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Xenon Pharmaceuticals, Inc. ............................. Canada 55,051 $ 1,706,581
506,943,457
Health Care Providers & Services 0.6%
a
Guardant Health, Inc. .................................. United States 173,066 4,478,948
Life Sciences Tools & Services 4.4%
a
Avantor, Inc. ......................................... United States 450,529 7,852,721
a
Illumina, Inc. ......................................... United States 117,900 12,900,618
Thermo Fisher Scientific, Inc. ............................ United States 22,679 10,086,939
30,840,278
Pharmaceuticals 18.6%
a
Amylyx Pharmaceuticals, Inc. ............................ United States 224,524 3,661,987
AstraZeneca plc, ADR .................................. United Kingdom 451,308 28,536,205
a
Catalent, Inc. ........................................ United States 22,700 780,653
a
Cymabay Therapeutics, Inc. ............................. United States 775,553 12,703,558
a
EyePoint Pharmaceuticals, Inc. ........................... United States 783,533 4,716,869
a
Intra-Cellular Therapies, Inc. ............................. United States 442,216 22,004,668
a
Jazz Pharmaceuticals plc ............................... United States 219,463 27,876,190
a
Marinus Pharmaceuticals, Inc. ............................ United States 1,200,781 8,333,420
a
Pliant Therapeutics, Inc. ................................ United States 300,500 4,408,335
a
Revance Therapeutics, Inc. .............................. United States 845,760 6,673,046
a,d,e
Structure Therapeutics, Inc. .............................. United States 103,899 2,400,850
a,c
Structure Therapeutics, Inc., ADR ......................... United States 80,210 5,959,603
a
Terns Pharmaceuticals, Inc. ............................. United States 682,684 3,590,918
131,646,302
Total Common Stocks (Cost $517,095,185) .....................................
673,908,985
Convertible Preferred Stocks 1.0%
Biotechnology 1.0%
a,d,e
Aeglea BioTherapeutics , Inc. ............................. United States 5,500 2,406,397
a,d,e
Carmot Therapeutics, Inc., E ............................. United States 83,100 1,363,794
a,b,d,e
Pipeline Therapeutics, Inc., C ............................ United States 1,651,505 3,237,485
7,007,676
Total Convertible Preferred Stocks (Cost $7,938,794) ............................
7,007,676
Preferred Stocks 0.4%
Health Care Providers & Services 0.1%
a,b,d,e
Artiva Biotherapeutics, Inc., B ............................ United States 189,499 645,750
a
Life Sciences Tools & Services 0.3%
f
Sartorius AG, 0.61% ................................... Germany 9,200 2,305,669
Total Preferred Stocks (Cost $6,268,523) .......................................
2,951,419
Warrants
Warrants 0.8%
Biotechnology 0.8%
a,b
Applied Therapeutics, Inc., 6/27/27 ........................ United States 814,000 1,953,518
a,b,d
Applied Therapeutics, Inc., 6/27/27 ........................ United States 1,628,100 2,318,017
a
Benitec Biopharma, Inc., 2/20/49 .......................... Australia 310,881 1,125,358
a,d
Benitec Biopharma, Inc., 2/20/49 .......................... Australia 310,881 237,993
a,d
Benitec Biopharma, Inc., II, 9/14/27 ........................ Australia 7,019,473 118,601

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
See Abbreviations on page 43.
a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Biotechnology (continued)
a,d,e
Harpoon Therapeutics, Inc., 2/01/49 ....................... United States 215,250 $ 352,444
6,105,931
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 4,611
Total Warrants (Cost $1,414,590) ..............................................
6,110,542
Shares
Escrows and Litigation Trusts 0.0%
a,d
Sanofi SA, Escrow Account .............................. France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $532,717,092) ...............................
689,978,622
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 14,528,873 14,528,873
Total Money Market Funds (Cost $14,528,873) ..................................
14,528,873
a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 9,845,985 9,845,985
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $9,845,985) ............................................................
9,845,985
Total Short Term Investments (Cost $24,374,858 ) ................................
24,374,858
a
Total Investments (Cost $557,091,950) 101.0% ..................................
$714,353,480
Other Assets, less Liabilities (1.0)% ...........................................
(7,696,216)
Net Assets 100.0% ...........................................................
$706,657,264
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at October 31, 2023. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.10 $27.01 $20.02 $13.60 $23.58 $27.96
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.68 0.50 0.28 0.34 0.31
Net realized and unrealized gains (losses) (0.08) 1.09 6.77 6.54 (9.96) (4.20)
Total from investment operations ........ 0.21 1.77 7.27 6.82 (9.62) (3.89)
Less distributions from:
Net investment income .............. — (0.68) (0.28) (0.40) (0.36) (0.49)
Net asset value, end of period .......... $28.31 $28.10 $27.01 $20.02 $13.60 $23.58
Total return
c
....................... 0.75% 6.56% 36.63% 50.55% (41.30)% (13.69)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.97% 1.10% 1.24% 1.17% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.01%
e,f
0.96%
e
1.10%
f
1.24%
e,f
1.17%
e,f
1.03%
e,f
Net investment income ............... 1.98% 2.45% 2.17% 1.71% 1.75% 1.21%
Supplemental data
Net assets, end of period (000’s) ........ $270,015 $301,153 $289,403 $176,127 $123,467 $247,362
Portfolio turnover rate ................ 7.51% 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.43 $26.45 $19.58 $13.25 $22.82 $27.17
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.46 0.32 0.15 0.19 0.11
Net realized and unrealized gains (losses) (0.06) 1.06 6.63 6.38 (9.70) (4.07)
Total from investment operations ........ 0.11 1.52 6.95 6.53 (9.51) (3.96)
Less distributions from:
Net investment income .............. — (0.54) (0.08) (0.20) (0.06) (0.39)
Net asset value, end of period .......... $27.54 $27.43 $26.45 $19.58 $13.25 $22.82
Total return
c
....................... 0.40% 5.75% 35.59% 49.42% (41.71)% (14.37)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.76% 1.72% 1.86% 1.99% 1.92% 1.78%
Expenses net of waiver and payments by
affiliates .......................... 1.75%
e
1.71%
e
1.86%
f
1.99%
e,f
1.92%
e,f
1.78%
e,f
Net investment income ............... 1.24% 1.72% 1.41% 0.93% 1.00% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $20,490 $25,090 $30,427 $27,753 $23,391 $49,620
Portfolio turnover rate ................ 7.51% 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.45 $29.17 $21.58 $14.63 $25.22 $29.79
Income from investment operations
a
:
Net investment income
b
............. 0.38 0.79 0.64 0.39 0.54 0.45
Net realized and unrealized gains (losses) (0.08) 1.24 7.31 7.05 (10.76) (4.49)
Total from investment operations ........ 0.30 2.03 7.95 7.44 (10.22) (4.04)
Less distributions from:
Net investment income .............. — (0.75) (0.36) (0.49) (0.37) (0.53)
Net asset value, end of period .......... $30.75 $30.45 $29.17 $21.58 $14.63 $25.22
Total return
c
....................... 0.99% 6.99% 37.24% 51.43% (41.02)% (13.31)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.65% 0.80% 0.89% 0.72% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
e
0.56%
e
0.65% 0.72%
e
0.66%
e
0.59%
e
Net investment income ............... 2.42% 2.65% 2.53% 2.22% 2.26% 1.65%
Supplemental data
Net assets, end of period (000’s) ........ $8,880 $12,387 $4,943 $1,722 $839 $15,627
Portfolio turnover rate ................ 7.51% 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.23 $28.97 $21.44 $14.54 $25.20 $29.80
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.80 0.60 0.33 0.41 0.40
Net realized and unrealized gains (losses) (0.08) 1.18 7.24 7.01 (10.64) (4.49)
Total from investment operations ........ 0.27 1.98 7.84 7.34 (10.23) (4.09)
Less distributions from:
Net investment income .............. — (0.72) (0.31) (0.44) (0.43) (0.51)
Net asset value, end of period .......... $30.50 $30.23 $28.97 $21.44 $14.54 $25.20
Total return
c
....................... 0.89% 6.86% 36.93% 50.95% (41.15)% (13.50)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.72% 0.85% 1.00% 0.92% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.76%
e,f
0.71%
e
0.85%
f
1.00%
e,f
0.92%
e,f
0.78%
e,f
Net investment income ............... 2.23% 2.71% 2.39% 1.93% 2.00% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $78,056 $82,840 $87,707 $39,562 $28,334 $62,639
Portfolio turnover rate ................ 7.51% 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares a Value
a
Common Stocks 97.6%
Agricultural Products & Services 1.1%
Bunge Ltd. .......................................... United States 23,700 $ 2,511,726
a
Darling Ingredients, Inc. ................................ United States 34,400 1,523,576
4,035,302
Construction & Engineering 0.4%
Eneti, Inc. ........................................... United States 155,500 1,578,325
Construction Materials 1.0%
Martin Marietta Materials, Inc. ............................ United States 8,900 3,639,566
Copper 4.4%
Antofagasta plc ....................................... Chile 173,700 2,839,677
a
Capstone Copper Corp. ................................ Canada 568,400 1,934,560
a
ERO Copper Corp. .................................... Brazil 131,200 1,780,490
Freeport-McMoRan, Inc. ................................ United States 239,700 8,097,066
Lundin Mining Corp. ................................... Chile 347,600 2,170,620
16,822,413
Diversified Chemicals 0.8%
Huntsman Corp. ...................................... United States 131,400 3,065,562
Diversified Metals & Mining 5.4%
a
29Metals Ltd. ........................................ Australia 1,870,255 736,799
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 142,866
a,b
Aclara Resources, Inc., 144A ............................ United Kingdom 510,754 149,160
Anglo American plc .................................... South Africa 84,900 2,162,774
BHP Group Ltd., ADR .................................. Australia 108,000 6,162,480
Glencore plc ......................................... Australia 334,000 1,768,778
a
MP Materials Corp. .................................... United States 84,400 1,384,160
Rio Tinto plc, ADR ..................................... Australia 55,900 3,596,606
South32 Ltd. ......................................... Australia 565,300 1,209,299
Teck Resources Ltd., B ................................. Canada 82,400 2,912,016
20,224,938
Electrical Components & Equipment 1.4%
a
Fluence Energy, Inc., A ................................. United States 74,000 1,281,680
a
FREYR Battery SA .................................... Norway 465,000 1,492,650
a
NEXTracker, Inc., A .................................... United States 25,600 889,856
a
SES AI Corp. ........................................ United States 227,544 411,855
a
Shoals Technologies Group, Inc., A ........................ United States 79,800 1,225,728
5,301,769
Environmental & Facilities Services 0.1%
a
Li-Cycle Holdings Corp. ................................. Canada 367,300 492,182
492,182
Fertilizers & Agricultural Chemicals 2.0%
Corteva, Inc. ......................................... United States 78,100 3,759,734
Nutrien Ltd. .......................................... Canada 67,000 3,597,900
7,357,634
Gold 6.5%
Agnico Eagle Mines Ltd. ................................ Canada 93,200 4,371,018
Alamos Gold, Inc., A ................................... Canada 344,700 4,267,738
B2Gold Corp. ........................................ Canada 326,200 1,044,367
Barrick Gold Corp. .................................... Canada 321,500 5,137,570
Newmont Corp. ....................................... United States 175,300 6,568,491

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
SSR Mining, Inc. ...................................... Canada 214,900 $ 2,982,812
24,371,996
Heavy Electrical Equipment 0.1%
a
TPI Composites, Inc. ................................... United States 116,500 269,115
a
Industrial Gases 2.8%
Air Products and Chemicals, Inc. .......................... United States 18,600 5,253,384
Linde plc ............................................ United States 14,200 5,426,672
10,680,056
Industrial Machinery & Supplies & Components 1.0%
Xylem, Inc. .......................................... United States 39,400 3,685,476
Integrated Oil & Gas 16.6%
Chevron Corp. ....................................... United States 118,400 17,254,432
Exxon Mobil Corp. ..................................... United States 143,200 15,157,720
Occidental Petroleum Corp. ............................. United States 98,700 6,100,647
Shell plc, ADR ........................................ Netherlands 149,800 9,757,972
Suncor Energy, Inc. .................................... Canada 257,200 8,329,140
TotalEnergies SE, ADR ................................. France 93,410 6,221,106
62,821,017
Metal, Glass & Plastic Containers 1.2%
Ball Corp. ........................................... United States 53,100 2,556,765
Crown Holdings, Inc. ................................... United States 22,100 1,781,260
4,338,025
Oil & Gas Drilling 1.9%
Helmerich & Payne, Inc. ................................ United States 45,100 1,784,607
Patterson-UTI Energy, Inc. .............................. United States 312,024 3,962,705
a
Precision Drilling Corp. ................................. Canada 24,800 1,439,640
7,186,952
Oil & Gas Equipment & Services 12.3%
Baker Hughes Co., A ................................... United States 155,500 5,352,310
Cactus, Inc., A ........................................ United States 45,600 2,140,464
ChampionX Corp. ..................................... United States 84,900 2,614,920
Halliburton Co. ....................................... United States 115,200 4,531,968
Liberty Energy, Inc., A .................................. United States 127,600 2,513,720
a
Nine Energy Service, Inc. ............................... United States 105,492 371,332
a
Oceaneering International, Inc. ........................... United States 85,600 1,882,344
a
Oil States International, Inc. ............................. United States 103,700 752,862
Ranger Energy Services, Inc., A .......................... United States 214,200 2,486,862
Schlumberger NV ..................................... United States 216,200 12,033,692
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 17,600 889,299
Select Water Solutions, Inc., A ............................ United States 223,400 1,662,096
Technip Energies NV ................................... France 76,999 1,686,869
TechnipFMC plc ...................................... United Kingdom 351,300 7,559,976
46,478,714
Oil & Gas Exploration & Production 22.3%
Aker BP ASA ......................................... Norway 136,200 3,925,450
Canadian Natural Resources Ltd. ......................... Canada 170,900 10,851,928
ConocoPhillips ....................................... United States 147,200 17,487,360
Coterra Energy, Inc. ................................... United States 239,800 6,594,500
Devon Energy Corp. ................................... United States 152,600 7,106,582
EOG Resources, Inc. .................................. United States 103,500 13,066,875

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
EQT Corp. .......................................... United States 47,000 $ 1,991,860
Hess Corp. .......................................... United States 50,100 7,234,440
Matador Resources Co. ................................ United States 55,100 3,399,119
Permian Resources Corp., A ............................. United States 122,200 1,780,454
Pioneer Natural Resources Co. ........................... United States 38,201 9,130,039
Tourmaline Oil Corp. ................................... Canada 33,900 1,792,535
84,361,142
Oil & Gas Refining & Marketing 5.8%
Marathon Petroleum Corp. .............................. United States 56,300 8,515,375
Phillips 66 ........................................... United States 59,800 6,821,386
Valero Energy Corp. ................................... United States 49,400 6,273,800
21,610,561
Oil & Gas Storage & Transportation 8.1%
Cheniere Energy, Inc. .................................. United States 17,600 2,928,992
Enbridge, Inc. ........................................ Canada 71,000 2,274,840
Kinder Morgan, Inc. .................................... United States 357,100 5,785,020
New Fortress Energy, Inc. ............................... United States 76,000 2,302,800
Targa Resources Corp. ................................. United States 51,800 4,330,998
TC Energy Corp. ...................................... Canada 172,900 5,956,405
Williams Cos., Inc. (The) ................................ United States 205,400 7,065,760
30,644,815
Paper & Plastic Packaging Products & Materials 0.7%
Packaging Corp. of America ............................. United States 18,700 2,862,035
Specialty Chemicals 1.0%
Albemarle Corp. ...................................... United States 17,100 2,167,938
Ecolab, Inc. .......................................... United States 5,700 956,118
Neo Performance Materials, Inc. .......................... Canada 23,600 116,571
b
Neo Performance Materials, Inc., 144A ..................... Canada 85,000 419,851
3,660,478
Steel 0.7%
Vale SA, ADR, B ...................................... Brazil 199,400 2,733,774
Total Common Stocks (Cost $242,778,949) .....................................
368,221,847
Warrants
a a a a a
Warrants 0.2%
Integrated Oil & Gas 0.2%
a
Occidental Petroleum Corp., 8/03/27 ....................... United States 17,900 713,494
Total Warrants (Cost $88,605) .................................................
713,494
Principal
Amount
*
Convertible Bonds 0.3%
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc., Senior Note, 4.75%, 4/01/26 ....... United States 1,200,000 1,261,732
Total Convertible Bonds (Cost $1,200,000) .....................................
1,261,732
Total Long Term Investments (Cost $244,067,554) ...............................
370,197,073
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 7,382,054 $ 7,382,054
Total Money Market Funds (Cost $7,382,054) ...................................
7,382,054
Total Short Term Investments (Cost $7,382,054 ) .................................
7,382,054
a
Total Investments (Cost $251,449,608) 100.1% ..................................
$377,579,127
Other Assets, less Liabilities (0.1)% ...........................................
(137,998)
Net Assets 100.0% ...........................................................
$377,441,129
See Abbreviations on page 43 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $569,011, representing 0.2% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $515,490,453 $244,067,554
Cost - Non-controlled affiliates (Note 3 f and 8 ) ................................... 41,601,497 7,382,054
Value - Unaffiliated issuers (Includes securities loaned of $ 9,593,232 and $ — , respectively) $675,622,122 $370,197,073
Value - Non-controlled affiliates (Note 3 f and 8 ) .................................. 38,731,358 7,382,054
Cash ................................................................... 146,820 47,603
Foreign currency, at value (cost $ – and $ 101,919 respectively) ........................ — 101,919
Receivables:
Investment securities sold .................................................. 3,736,036 —
Capital shares sold ....................................................... 167,508 297,756
Dividends and interest .................................................... 49,661 310,876
European Union tax reclaims (Note 1 d ) ........................................ — 177,287
Due from custodian ....................................................... 222,500 —
Total assets ......................................................... 718,676,005 378,514,568
Liabilities:
Payables:
Investment securities purchased ............................................. 17,177 205,730
Capital shares redeemed .................................................. 1,100,041 453,911
Management fees ........................................................ 385,271 164,880
Distribution fees ......................................................... 150,121 76,852
Transfer agent fees ....................................................... 184,474 127,425
Trustees' fees and expenses ................................................ 5 625
Payable upon return of securities loaned (Note 1 c ) ................................. 10,068,485 —
Accrued expenses and other liabilities .......................................... 113,167 44,016
Total liabilities ........................................................ 12,018,741 1,073,439
Net assets, at value ................................................ $706,657,264 $377,441,129
Net assets consist of:
Paid-in capital ............................................................ $562,137,731 $440,266,131
Total distributable earnings (losses) ............................................ 144,519,533 (62,825,002)
Net assets, at value ................................................ $706,657,264 $377,441,129

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $582,690,294 $270,014,858
Shares outstanding ....................................................... 5,706,513 9,536,682
Net asset value per share
a
................................................. $102.11 $28.31
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ............... $108.05 $29.96
Class C:
Net assets, at value ...................................................... $23,378,442 $20,490,359
Shares outstanding ....................................................... 249,124 744,046
Net asset value and maximum offering price per share
a
............................ $93.84 $27.54
Class R6:
Net assets, at value ...................................................... $8,894,517 $8,879,672
Shares outstanding ....................................................... 81,968 288,803
Net asset value and maximum offering price per share ............................ $108.51 $30.75
Advisor Class:
Net assets, at value ...................................................... $91,694,011 $78,056,240
Shares outstanding ....................................................... 858,373 2,559,286
Net asset value and maximum offering price per share ............................ $106.82 $30.50
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
.51
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $253,388, respectively)
Unaffiliated issuers ....................................................... $1,975,055 $5,728,956
Non-controlled affiliates (Note 3 f and 8 ) ........................................ 184,359 76,480
Interest:
Unaffiliated issuers ....................................................... — 28,500
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 23,834 (26,820)
Non-controlled affiliates (Note 3 f ) ............................................ 178,052 29,512
Other income (Note 1 d ) ..................................................... — 83,175
Total investment income .................................................. 2,361,300 5,919,803
Expenses:
Management fees (Note 3 a ) .................................................. 2,469,958 1,016,780
Distribution fees: (Note 3c )
Class A ............................................................... 823,265 355,443
Class C ............................................................... 137,444 114,404
Transfer agent fees: (Note 3e )
Class A ............................................................... 499,148 250,522
Class C ............................................................... 20,830 20,134
Class R6 .............................................................. 6,616 3,891
Advisor Class ........................................................... 79,861 69,767
Custodian fees (Note 4 ) ..................................................... 21,727 3,224
Reports to shareholders fees ................................................. 55,192 24,541
Registration and filing fees ................................................... 43,619 53,266
Professional fees .......................................................... 45,857 32,177
Trustees' fees and expenses ................................................. 4,640 2,354
Interest expense .......................................................... — 590
Other ................................................................... 15,945 20,134
Total expenses ........................................................ 4,224,102 1,967,227
Expense reductions (Note 4 ) .............................................. (191) (877)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (28,926) (9,339)
Net expenses ........................................................ 4,194,985 1,957,011
Net investment income (loss) ........................................... (1,833,685) 3,962,792
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 18,593,504 2,263,744
Foreign currency transactions ............................................... — (3,112)
Net realized gain (loss) ................................................. 18,593,504 2,260,632
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (92,156,900) (4,018,452)
Non-controlled affiliates (Note 3 f and 8 ) ...................................... 2,520,503 —
Translation of other assets and liabilities denominated in foreign currencies ............. — (7,385)
Net change in unrealized appreciation (depreciation) ........................... (89,636,397) (4,025,837)
Net realized and unrealized gain (loss) ........................................... (71,042,893) (1,765,205)
Net increase (decrease) in net assets resulting from operations ......................... $(72,876,578) $2,197,587

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
T
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(1,833,685) $(3,661,842) $3,962,792 $10,632,094
Net realized gain (loss) ............ 18,593,504 27,149,552 2,260,632 11,835,014
Net change in unrealized appreciation
(depreciation) ................. (89,636,397) 58,889,212 (4,025,837) 1,604,535
Net increase (decrease) in net
assets resulting from operations . (72,876,578) 82,376,922 2,197,587 24,071,643
Distributions to shareholders:
Class A ........................ — (904,691) — (7,499,623)
Class C ........................ — — — (603,835)
Class R6 ....................... — (47,834) — (157,126)
Advisor Class ................... — (416,127) — (2,191,684)
Total distributions to shareholders ..... — (1,368,652) — (10,452,268)
Capital share transactions: (Note 2 )
Class A ........................ (43,798,643) (85,965,290) (32,815,765) 1,741,488
Class C ........................ (3,661,608) (7,011,858) (4,718,502) (6,228,814)
Class R6 ....................... (1,881,649) 997,279 (3,496,087) 7,004,889
Advisor Class ................... (9,529,651) (10,783,345) (5,195,656) (7,147,183)
Total capital share transactions ....... (58,871,551) (102,763,214) (46,226,010) (4,629,620)
Net increase (decrease) in net
assets ..................... (131,748,129) (21,754,944) (44,028,423) 8,989,755
Net assets:
Beginning of period ................ 838,405,393 860,160,337 421,469,552 412,479,797
End of period ..................... $706,657,264 $838,405,393 $377,441,129 $421,469,552

Franklin Strategic Series
Notes to Financial Statements (unaudited)
30
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Franklin Strategic Series
Notes to Financial Statements (unaudited)
31
franklintempleton.com
Semiannual Report
take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
32
franklintempleton.com
Semiannual Report
agreed to indemnify the Fund in the event of default by a
third party borrower. At October 31, 2023, Franklin Natural
Resources Fund had no securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
 As a result of several court cases, in certain countries
across the European Union, certain or all Funds filed
additional tax reclaims for previously withheld taxes on
dividends earned in those countries (EU reclaims). Income
recognized, if any, for EU reclaims is reflected as other
income in the Statements of Operations and any related
receivable, if any, is reflected as European Union tax
reclaims in the Statements of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Statements of Operations. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2023
Shares sold
a
................................... 293,586 $32,274,495 759,286 $21,404,426
Shares redeemed ............................... (689,795) (76,073,138) (1,941,056) (54,220,191)
Net increase (decrease) .......................... (396,209) $(43,798,643) (1,181,770) $(32,815,765)
Year ended April 30, 2023
Shares sold
a
................................... 412,448 $42,946,165 3,647,273 $101,114,332
Shares issued in reinvestment of distributions .......... 8,033 859,459 265,105 7,409,681
Shares redeemed ............................... (1,245,319) (129,770,914) (3,910,363) (106,782,525)
Net increase (decrease) .......................... (824,838) $(85,965,290) 2,015 $1,741,488
Class C
Class C Shares:
Six Months ended October 31, 2023
Shares sold ................................... 25,871 $2,622,205 60,040 $1,617,306
Shares redeemed
a
.............................. (61,702) (6,283,813) (230,635) (6,335,808)
Net increase (decrease) .......................... (35,831) $(3,661,608) (170,595) $(4,718,502)
Year ended April 30, 2023
Shares sold ................................... 23,788 $2,280,883 401,440 $10,974,990
Shares issued in reinvestment of distributions .......... — — 21,669 592,875
Shares redeemed
a
.............................. (97,280) (9,292,741) (658,964) (17,796,679)
Net increase (decrease) .......................... (73,492) $(7,011,858) (235,855) $(6,228,814)
Class R6
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended October 31, 2023
Shares sold ................................... 8,281 $975,526 49,785 $1,546,021
Shares redeemed ............................... (24,295) (2,857,175) (167,766) (5,042,108)
Net increase (decrease) .......................... (16,014) $(1,881,649) (117,981) $(3,496,087)
Year ended April 30, 2023
Shares sold ................................... 56,562 $6,304,709 343,698 $10,093,852
Shares issued in reinvestment of distributions .......... 405 45,955 5,194 157,126
Shares redeemed ............................... (47,951) (5,353,385) (111,579) (3,246,089)
Net increase (decrease) .......................... 9,016 $997,279 237,313 $7,004,889
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2023
Shares sold ................................... 59,915 $6,951,873 454,481 $14,143,918
Shares redeemed ............................... (142,544) (16,481,524) (635,655) (19,339,574)
Net increase (decrease) .......................... (82,629) $(9,529,651) (181,174) $(5,195,656)
Year ended April 30, 2023
Shares sold ................................... 243,071 $26,463,616 924,804 $27,535,454
Shares issued in reinvestment of distributions .......... 3,436 384,000 72,395 2,174,756
Shares redeemed ............................... (345,613) (37,630,961) (1,283,885) (36,857,393)
Net increase (decrease) .......................... (99,106) $(10,783,345) (286,686) $(7,147,183)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.616% 0.513%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
36
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the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $23,312 $12,653
CDSC retained ........................... $6,795 $2,793
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $191,675 $129,633
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2023, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2024.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $16,832,344 $102,246,391 $(104,549,862) $— $— $14,528,873 14,528,873 $184,359
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $2,337,680 $79,933,000 $(72,424,695) $— $— $9,845,985 9,845,985 $178,052
Total Affiliated Securities ... $19,170,024 $182,179,391 $(176,974,557) $— $— $24,374,858 $362,411
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $631,197 $53,690,363 $(46,939,506) $— $— $7,382,054 7,382,054 $76,480
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $684,160 $29,607,699 $(30,291,859) $— $— $— — $29,512
Total Affiliated Securities ... $1,315,357 $83,298,062 $(77,231,365) $— $— $7,382,054 $105,992
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2023, the Franklin Biotechnology Discovery Fund deferred late-year ordinary losses of $977,896.
At October 31 , 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2023, were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,657,690 $ 1,961,609
Long term ............................. 3,326,369 194,793,518
Total capital loss carryforwards ............ $22,984,059 $196,755,127
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $562,631,810 $259,384,684
Unrealized appreciation ..................... $281,998,302 $149,239,485
Unrealized depreciation ..................... (130,276,632) (31,045,042)
Net unrealized appreciation (depreciation) ....... $151,721,670 $118,194,443
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $102,112,022 $29,358,034
Sales .................................. $163,232,729 $78,489,633

Franklin Strategic Series
Notes to Financial Statements (unaudited)
39
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At October 31, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 3 1 , 2023 , investments in “affiliated companies” were as follows:
Franklin
Biotechnology
Discovery Fund
Securities lending transactions
a
:
Equity investments
b
........................ $10,068,485
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
5,500 Aeglea BioTherapeutics, Inc. ................... 6/22/23 $ 1,600,940 $ 2,406,397
189,499 Artiva Biotherapeutics, Inc., B ................... 2/22/21 2,084,489 645,750
83,100 Carmot Therapeutics, Inc., E ................... 5/24/23 1,911,986 1,363,794
430,500
a
Harpoon Therapeutics Inc ..................... 10/23/23 2,511,752 2,024,512
215,250
a
Harpoon Therapeutics, Inc., 2/01/49 .............. 10/23/23 — 352,444
1,651,505 Pipeline Therapeutics, Inc., C ................... 2/09/21 - 5/25/23 4,425,868 3,237,485
103,899
b
Structure Therapeutics Inc ..................... 9/29/23 1,297,699 2,400,850
Total Restricted Securities (Value is 1.8% of Net Assets) .............. $13,832,734 $12,431,232
a
The Fund also invests in unrestricted securities of the issuer, valued at $224,426 as of October 31, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $5,959,603 as of October 31, 2023.
6. Investment Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
40
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9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Applied Therapeutics, Inc $ 4,392,892 $ — $ — $ — $ 1,808,838 $ 6,201,730 2,584,054 $ —
Applied Therapeutics, Inc.,
6/27/27 .......... 1,383,719 — — — 569,799 1,953,518 814,000 —
Applied Therapeutics, Inc.,
6/27/27 . ......... 1,457,250 — — — 860,767 2,318,017 1,628,100 —
Artiva Biotherapeutics,
Inc., B .......... 829,888 — — — (184,138) 645,750 189,499 —
Benitec Biopharma, Inc. 1,247,436 — — — —
a
—
a
—
a
—
Benitec Biopharma, Inc., II,
9/14/27 .......... 366,803 — — — —
a
—
a
—
a
—
Pipeline Therapeutics, Inc.,
C .............. 1,435,375 2,336,873 — — (534,763) 3,237,485 1,651,505 —
Total Affiliated Securities
(Value is 2.0% of Net
Assets) .......... $11,113,363 $2,336,873 $— $— $2,520,503 $14,356,500 $—
a
As of October 31, 2023, no longer an affiliate.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
41
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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 504,918,945 $ — $ 2,024,512 $ 506,943,457
Health Care Providers & Services .......... 4,478,948 — — 4,478,948
Life Sciences Tools & Services ............ 30,840,278 — — 30,840,278
Pharmaceuticals ....................... 129,245,452 — 2,400,850 131,646,302
Convertible Preferred Stocks ................ — — 7,007,676 7,007,676
Preferred Stocks :
Health Care Providers & Services .......... — — 645,750 645,750
Life Sciences Tools & Services ............ — 2,305,669 — 2,305,669
Warrants :
Biotechnology ......................... — 3,078,876 3,027,055 6,105,931
Pharmaceuticals ....................... 4,611 — — 4,611
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 24,374,858 — — 24,374,858
Total Investments in Securities ........... $693,863,092 $5,384,545
b
$15,105,843 $714,353,480
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products & Services ........... $ 4,035,302 $ — $ — $ 4,035,302
Construction & Engineering ............... 1,578,325 — — 1,578,325
Construction Materials .................. 3,639,566 — — 3,639,566
Copper .............................. 13,982,736 2,839,677 — 16,822,413
Diversified Chemicals ................... 3,065,562 — — 3,065,562
Diversified Metals & Mining ............... 14,347,288 5,877,650 — 20,224,938
Electrical Components & Equipment ........ 5,301,769 — — 5,301,769
Environmental & Facilities Services ......... 492,182 — — 492,182
Fertilizers & Agricultural Chemicals ......... 7,357,634 — — 7,357,634
Gold ................................ 24,371,996 — — 24,371,996
Heavy Electrical Equipment .............. 269,115 — — 269,115
Industrial Gases ....................... 10,680,056 — — 10,680,056
Industrial Machinery & Supplies & Components 3,685,476 — — 3,685,476
Integrated Oil & Gas .................... 62,821,017 — — 62,821,017
Metal, Glass & Plastic Containers .......... 4,338,025 — — 4,338,025
Oil & Gas Drilling ...................... 7,186,952 — — 7,186,952
Oil & Gas Equipment & Services ........... 43,902,546 2,576,168 — 46,478,714
Oil & Gas Exploration & Production ......... 80,435,692 3,925,450 — 84,361,142
Oil & Gas Refining & Marketing ............ 21,610,561 — — 21,610,561
Oil & Gas Storage & Transportation ......... 30,644,815 — — 30,644,815
Paper & Plastic Packaging Products & Materials 2,862,035 — — 2,862,035
Specialty Chemicals .................... 3,660,478 — — 3,660,478
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2023, the reconciliation is as follows:
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Steel ................................ $ 2,733,774 $ — $ — $ 2,733,774
Warrants .............................. 713,494 — — 713,494
Convertible Bonds ....................... — 1,261,732 — 1,261,732
Short Term Investments ................... 7,382,054 — — 7,382,054
Total Investments in Securities ........... $361,098,450 $16,480,677
c
$— $377,579,127
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $2,305,669, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $15,218,945, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 2,511,752 $ — $ — $ — $ — $ — $ (487,240) $ 2,024,512 $ (487,241)
Pharmaceuticals .... — 1,297,699 — — — — — 1,103,151 2,400,850 1,103,151
Convertible Preferred
Stocks :
Biotechnology ...... 1,435,375 5,849,799 — — — — — (277,498) 7,007,676 (277,498)
Preferred Stocks :
Health Care Providers &
Services ........ 829,888 — — — — — — (184,138) 645,750 (184,138)
Warrants :
Biotechnology ...... 1,824,053 31
c
— — — — — 1,202,971 3,027,055 1,202,971
Escrows and Litigation
Trusts : —
c
— (776,290) — — — 766,542 9,748 —
c
—
Total Investments in
Securities ............ $4,089,316 $9,659,281 $(776,290) $— $— $— $766,542 $1,366,994 $15,105,843 $1,357,245
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
43
franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Strategic Series
Shareholder Information
44
franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information
45
franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 S 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 117
Notes to Financial Statements 121
Shareholder Information 139
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
This semiannual report for Franklin Strategic Income Fund
covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a -2.60% cumulative total
return for the six months under review. In comparison, the
Bloomberg U.S. Aggregate Index, which represents the U.S.
investment-grade fixed rate taxable bond market, posted
a -6.13% cumulative total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 3 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without
the return of capital and without an associated impact from
return of capital on the Fund’s net asset value per share.
The policy had no material impact on the Fund’s investment
strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Patricia O’Connor, CFA
Thomas Runkel, CFA
Benjamin Cryer, CFA
Portfolio Management Team
Portfolio Composition
10/31/23
% of Total Net
Assets
Corporate Bonds 51.7%
U.S. Government and Agency Securities 19.3%
Mortgage-Backed Securities 11.4%
Asset-Backed Securities
*
4.4%
Management Investment Companies 3.5%
Residential Mortgage-Backed Securities 3.1%
Foreign Government and Agency Securities 2.1%
Marketplace Loans 1.7%
Other
†
1.3%
Short-Term Investments & Other Net Assets 1.5%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Strategic Income Fund
3
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -2.60% -6.24%
1-Year +4.34% +0.39%
5-Year +2.25% -0.32%
10-Year +11.86% +0.74%
Advisor
6-Month -2.48% -2.48%
1-Year +4.59% +4.59%
5-Year +3.52% +0.69%
10-Year +14.67% +1.38%
30 -Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.67% 5.06% 5.03%
Advisor 5.10% 5.54% 5.52%
See page 4 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
4
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase loss-
es, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past six months and the maximum offering price (NAV for Advisor Class) per share on 10/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/23–10/31/23)
Share Class
Net Investment
Income
A $0.1890
C $0.1713
R $0.1785
R6 $0.2038
Advisor $0.1989
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.98%
Advisor 0.68% 0.73%

Your Fund’s Expenses
Franklin Strategic Income Fund
5
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $974.00 $4.48 $1,020.60 $4.58 0.90%
C $1,000 $973.10 $6.45 $1,018.60 $6.60 1.30%
R $1,000 $972.60 $5.71 $1,019.35 $5.85 1.15%
R6 $1,000 $975.80 $2.65 $1,022.45 $2.71 0.53%
Advisor $1,000 $975.20 $3.24 $1,021.86 $3.31 0.65%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
2
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.23 $8.55 $9.44 $8.67 $9.61 $9.61
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.36 0.29 0.37 0.38 0.42
Net realized and unrealized gains (losses) (0.39) (0.31) (0.84) 0.75 (0.90) —
d
Total from investment operations ........ (0.21) 0.05 (0.55) 1.12 (0.52) 0.42
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) (0.37) (0.34) (0.35) (0.42) (0.42)
Net asset value, end of period .......... $7.83 $8.23 $8.55 $9.44 $8.67 $9.61
Total return
e
....................... (2.60)% 0.73% (6.07)% 13.05% (5.72)% 4.52%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.94% 0.90% 0.88% 0.88% 0.89%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.90% 0.89% 0.84% 0.86% 0.86% 0.84%
Net investment income ............... 4.55% 4.34% 3.11% 3.93% 4.01% 4.39%
Supplemental data
Net assets, end of period (000’s) ........ $2,094,024 $2,285,374 $2,609,533 $2,862,068 $2,686,523 $3,131,799
Portfolio turnover rate ................ 28.89% 69.77% 52.98% 111.72%
h
118.64% 116.21%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 28.89% 69.77% 41.46% 54.21%
h
86.69% 39.01%
h
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.23 $8.55 $9.44 $8.67 $9.61 $9.60
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.25 0.33 0.34 0.38
Net realized and unrealized gains (losses) (0.39) (0.30) (0.84) 0.75 (0.90) 0.01
Total from investment operations ........ (0.22) 0.02 (0.59) 1.08 (0.56) 0.39
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) (0.34) (0.30) (0.31) (0.38) (0.38)
Net asset value, end of period .......... $7.84 $8.23 $8.55 $9.44 $8.67 $9.61
Total return
d
....................... (2.69)% 0.30% (6.48)% 12.58% (6.11)% 4.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.34% 1.29% 1.28% 1.28% 1.29%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.30% 1.29% 1.24% 1.26% 1.26% 1.24%
Net investment income ............... 4.14% 3.92% 2.70% 3.51% 3.61% 3.99%
Supplemental data
Net assets, end of period (000’s) ........ $74,474 $100,037 $171,374 $387,589 $518,795 $716,327
Portfolio turnover rate ................ 28.89% 69.77% 52.98% 111.72%
g
118.64% 116.21%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 28.89% 69.77% 41.46% 54.21%
g
86.69% 39.01%
g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions .
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.19 $8.51 $9.40 $8.63 $9.57 $9.57
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.27 0.34 0.36 0.39
Net realized and unrealized gains (losses) (0.39) (0.30) (0.85) 0.76 (0.91) 0.01
Total from investment operations ........ (0.22) 0.03 (0.58) 1.10 (0.55) 0.40
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) (0.35) (0.31) (0.33) (0.39) (0.40)
Net asset value, end of period .......... $7.79 $8.19 $8.51 $9.40 $8.63 $9.57
Total return
d
....................... (2.74)% 0.48% (6.33)% 12.83% (5.98)% 4.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.19% 1.15% 1.13% 1.13% 1.14%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.15% 1.14% 1.09% 1.11% 1.11% 1.09%
Net investment income ............... 4.29% 4.09% 2.86% 3.68% 3.76% 4.14%
Supplemental data
Net assets, end of period (000’s) ........ $36,438 $40,939 $48,447 $59,366 $62,063 $85,458
Portfolio turnover rate ................ 28.89% 69.77% 52.98% 111.72%
g
118.64% 116.21%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 28.89% 69.77% 41.46% 54.21%
g
86.69% 39.01%
g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.24 $8.56 $9.45 $8.68 $9.63 $9.62
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.32 0.40 0.43 0.45
Net realized and unrealized gains (losses) (0.40) (0.31) (0.84) 0.75 (0.93) 0.02
Total from investment operations ........ (0.20) 0.08 (0.52) 1.15 (0.50) 0.47
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.20) (0.40) (0.37) (0.38) (0.45) (0.46)
Net asset value, end of period .......... $7.84 $8.24 $8.56 $9.45 $8.68 $9.63
Total return
d
....................... (2.42)% 1.12% (5.72)% 13.45% (5.46)% 5.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.55% 0.54% 0.52% 0.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53% 0.51% 0.48% 0.50% 0.49% 0.45%
Net investment income ............... 4.92% 4.73% 3.47% 4.30% 4.38% 4.78%
Supplemental data
Net assets, end of period (000’s) ........ $127,886 $132,950 $136,184 $132,736 $133,575 $307,287
Portfolio turnover rate ................ 28.89% 69.77% 52.98% 111.72%
g
118.64% 116.21%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 28.89% 69.77% 41.46% 54.21%
g
86.69% 39.01%
g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.24 $8.56 $9.45 $8.68 $9.62 $9.62
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.31 0.39 0.40 0.44
Net realized and unrealized gains (losses) (0.40) (0.31) (0.84) 0.75 (0.90) —
d
Total from investment operations ........ (0.20) 0.07 (0.53) 1.14 (0.50) 0.44
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.20) (0.39) (0.36) (0.37) (0.44) (0.44)
Net asset value, end of period .......... $7.84 $8.24 $8.56 $9.45 $8.68 $9.62
Total return
e
....................... (2.48)% 0.98% (5.83)% 13.32% (5.47)% 4.88%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.69% 0.65% 0.63% 0.63% 0.64%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.65% 0.64% 0.59% 0.61% 0.61% 0.59%
Net investment income ............... 4.80% 4.59% 3.36% 4.18% 4.26% 4.64%
Supplemental data
Net assets, end of period (000’s) ........ $267,017 $311,142 $390,465 $462,624 $517,522 $608,317
Portfolio turnover rate ................ 28.89% 69.77% 52.98% 111.72%
h
118.64% 116.21%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 28.89% 69.77% 41.46% 54.21%
h
86.69% 39.01%
h
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.7%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.7%
b
Amplify Energy Corp. .................................. United States 5,288 36,752
Birch Permian Holdings, Inc. ............................. United States 46,176 513,708
Quarternorth Energy Holding, Inc. ......................... United States 142,136 19,200,228
19,750,688
Total Common Stocks (Cost $24,902,563) ......................................
19,750,688
Management Investment Companies 3.5%
Capital Markets 3.5%
d
Franklin Floating Rate Income Fund ....................... United States 11,365,166 90,125,767
Total Management Investment Companies (Cost $103,286,654) ...................
90,125,767
Warrants
Warrants 0.0%
Oil, Gas & Consumable Fuels 0.0%
a,b
Canvas Energy, Inc., 10/01/24 ............................ United States 9 —
a,b
Canvas Energy, Inc., 10/01/25 ............................ United States 9 —
—
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
—
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 711,806 49,095
Total Convertible Bonds (Cost $196,542) .......................................
49,095
Corporate Bonds 51.7%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 5,000,000 4,216,188
Senior Note, 5.15%, 5/01/30 ........................... United States 8,100,000 7,593,268
h
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 10,000,000 9,779,047
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 2,500,000 2,430,583
24,019,086
Air Freight & Logistics 0.1%
h
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 2,300,000 2,212,110
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 836,459
3,048,569

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 1.0%
h
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 3,300,000 $ 3,214,707
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 2,000,000 1,970,790
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 6,496,820
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 3,400,000 2,698,080
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 6,600,000 5,199,314
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 8,300,000 7,150,722
26,730,433
Automobiles 0.2%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 7,000,000 6,041,534
Banks 6.0%
h,i
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 2,100,000 2,077,816
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,000,000 2,190,054
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 8,000,000 6,902,125
Senior Bond, 2.676% to 6/18/40, FRN thereafter, 6/19/41 ..... United States 4,000,000 2,440,257
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 9,500,000 8,870,839
h
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 4,400,000 4,234,212
h
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 7,900,000 6,897,122
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 15,500,000 15,306,608
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 8,300,000 6,516,095
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 9,100,000 8,863,828
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 5,850,000 5,581,620
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 7,479,128
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 4,000,000 2,391,737
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,000,000 4,651,624
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 9,200,000 9,100,775
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 5,100,000 4,982,666
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ............
Canada 8,300,000 8,009,031
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,700,000 5,842,792
h
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 7,500,000 5,519,122
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 7,200,000 6,329,895
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 9,900,000 9,432,222
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 7,900,000 7,771,249
h
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 5,300,000 3,974,574
Wells Fargo & Co. ,
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 4,700,000 4,556,334

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .... United States 7,400,000 $ 7,340,674
157,262,399
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,300,000 1,142,987
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 9,000,000 7,604,190
8,747,177
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 6,000,000 5,230,729
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 4,000,000 3,450,821
Senior Bond, 5.25%, 3/02/33 ........................... United States 6,600,000 6,158,347
14,839,897
Broadline Retail 0.0%
a,e,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,914,248 —
a,e,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 4,807,777 —
—
Building Products 0.8%
h
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 3,300,000 3,084,642
h
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 5,000,000 4,739,818
h
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 7,000,000 6,667,500
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 4,301,086
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,308,772
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,061,062
21,162,880
Capital Markets 2.5%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 7,800,000 7,547,842
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 7,000,000 4,545,615
Senior Note, 5.7%, 11/01/24 ........................... United States 6,200,000 6,177,835
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 3,400,000 3,249,288
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 3,000,000 2,631,802
h
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 8,000,000 6,826,195
Morgan Stanley , Senior Bond , 3.591% , 7/22/28 ...............
United States 10,000,000 9,072,371
h
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 11,800,000 8,742,488
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 4,000,000 3,825,038
h
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 1,000,000 931,167
h
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 3,050,000 3,032,313
h
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 8,150,000 8,018,860
64,600,814

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.8%
h
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 2,600,000 $ 1,759,178
h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,000,000 4,137,787
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 4,850,000 4,735,867
h
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 6,700,000 5,512,257
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 6,600,000 5,623,190
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 7,900,000 7,745,121
h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 4,508,814
e,h
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 2,500,000 1,815,625
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 1,150,000 1,102,259
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 6,385,000 6,241,937
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 2,500,000 2,079,757
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,130,077
46,391,869
Commercial Services & Supplies 0.9%
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 6,000,000 4,994,752
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,000,000 9,682,327
h
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 9,500,000 8,082,335
22,759,414
Communications Equipment 0.1%
h
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 5,518,000 3,319,105
Construction & Engineering 0.2%
h
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,600,000 4,892,412
Construction Materials 0.3%
h
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 7,000,000 6,984,588
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 4,500,000 3,367,257
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 3,800,000 3,701,742
h
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 3,100,000 3,078,841
h
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 8,000,000 5,317,256
h
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 5,800,000 4,922,344
20,387,440
Consumer Staples Distribution & Retail 0.5%
h
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 10,400,000 8,878,438
h
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 3,300,000 3,229,425
12,107,863
Containers & Packaging 1.7%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 2,695,780
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 5,000,000 4,417,600
h
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 5,000,000 4,261,100
h
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 7.25% ,
5/15/31 ........................................... United States 3,000,000 2,748,750
h
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 6,100,000 5,196,119

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 4,600,000 $ 4,018,784
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 3,000,000 2,943,282
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 8,000,000 7,624,513
h
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 7,000,000 6,356,516
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 2,752,760
43,015,204
Distributors 0.2%
h
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 2,700,000 2,710,125
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 1,500,000 1,471,842
4,181,967
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 7,500,000 6,654,750
Diversified REITs 0.5%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 5,833,111
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 3,000,000 2,082,951
Senior Bond, 3.25%, 9/13/49 ........................... United States 7,000,000 4,058,555
11,974,617
Diversified Telecommunication Services 1.5%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 4,000,000 1,757,983
h
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 ................ France 1,500,000 1,115,943
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,000,000 2,065,937
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 8,000,000 5,744,023
Senior Bond, 3.65%, 9/15/59 ........................... United States 4,000,000 2,316,168
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 7,000,000 5,364,113
h
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,800,000 2,618,985
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 5,400,000 4,891,089
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 8,400,000 6,284,301
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 7,000,000 5,780,530
37,939,072
Electric Utilities 2.3%
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 6,200,000 4,944,856
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,044,064
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 1,000,000 940,432
h
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 7,800,000 7,560,944
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 11,843,706
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,029,544
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 3,300,000 3,299,091

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 5,000,000 $ 3,692,984
Senior Note, 5.5%, 3/15/29 ............................ United States 6,100,000 5,980,249
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 799,235
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 9,355,610
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 5,224,102
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 4,500,000 4,195,743
59,910,560
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 1,900,000 1,672,302
h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 8,500,000 7,438,008
9,110,310
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 5,000,000 4,226,704
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,100,000 6,449,457
10,676,161
Energy Equipment & Services 0.1%
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 3,503,938
Entertainment 0.2%
h
Banijay Entertainment SASU , Senior Secured Note , 144A, 7% ,
5/01/29 ........................................... France 2,800,000 EUR 2,940,182
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ......
United States 2,100,000 1,858,712
4,798,894
Financial Services 0.5%
a,i
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 11,513,000 BRL 1,228,110
h
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 4,900,000 4,603,035
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 6,120,358
11,951,503
Food Products 0.8%
h
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 1,368,882
h
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 9,000,000 8,452,345
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 1,550,000 1,533,902
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 2,400,000 2,207,110
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 2.5%, 1/15/27 ............................ United States 4,800,000 4,219,032
Senior Note, 3%, 2/02/29 ............................. United States 1,500,000 1,236,030
Senior Note, 3.625%, 1/15/32 .......................... United States 3,500,000 2,693,542
21,710,843
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 1,629,146
Ground Transportation 0.3%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,191,655

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
h
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 9,500,000 $ 7,658,520
8,850,175
Health Care Equipment & Supplies 0.8%
h
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 2,700,000 2,685,150
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........
United States 4,700,000 3,890,896
h
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 4,700,000 4,854,442
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 4,700,000 4,675,219
h
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 5,300,000 4,516,696
20,622,403
Health Care Providers & Services 2.3%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 2,763,630
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 1,936,887
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,056,524
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,158,849
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 3,986,183
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 1,000,000 413,955
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,008,946
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 2,300,000 1,744,711
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 4,000,000 3,024,217
Senior Bond, 5.3%, 6/01/33 ............................ United States 3,000,000 2,772,086
Senior Bond, 2.7%, 8/21/40 ............................ United States 6,300,000 3,817,811
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,000,000 7,060,681
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 1,400,000 920,623
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 11,900,000 9,852,820
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 5,500,000 4,105,723
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 1,663,342
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 10,000,000 9,267,704
59,554,692
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 3,000,000 2,320,519
Senior Bond, 3.5%, 3/15/31 ............................ United States 4,000,000 2,429,630
4,750,149
Health Care Technology 0.3%
h
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 7,200,000 6,993,000
Hotel & Resort REITs 0.1%
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 2,964,829
Hotels, Restaurants & Leisure 1.2%
h
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 6,000,000 5,945,760
h
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 4,000,000 3,324,375
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,300,000 7,176,556
h
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 7,500,000 6,161,005
h
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 3,100,000 2,680,232

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 8,000,000 $ 5,750,000
31,037,928
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 2,900,000 2,310,227
Household Products 0.3%
h
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 5,000,000 3,983,735
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 4,500,000 3,606,615
7,590,350
Independent Power and Renewable Electricity Producers 1.0%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 5,000,000 4,324,154
h
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 3,472,607
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 4,000,000 3,381,750
h
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 6,100,000 4,763,542
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 2,000,000 1,935,065
h
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 7,200,000 7,323,185
25,200,303
Insurance 1.3%
h
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 3,100,000 2,849,272
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 6,000,000 5,707,892
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 6,362,567
h
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 2,100,000 2,075,793
h
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 9,600,000 9,317,843
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 3,000,000 2,757,015
h
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 5,600,000 5,379,851
34,450,233
Interactive Media & Services 0.5%
Meta Platforms, Inc. , Senior Note , 4.8% , 5/15/30 ..............
United States 7,000,000 6,751,605
h
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 9,100,000 7,200,984
13,952,589
IT Services 1.0%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 7,518,002
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 6,308,599
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 3,800,000 3,212,985
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 11,000,000 10,092,194
27,131,780
Life Sciences Tools & Services 0.1%
h
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 3,900,000 3,768,375
Machinery 0.3%
h
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 5,500,000 5,407,794

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 3,700,000 $ 3,510,143
8,917,937
Media 2.2%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 12,164,849
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 3,980,705
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 2,400,000 2,135,198
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 5,200,000 4,745,037
h
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 5,000,000 3,202,222
h
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 6,000,000 5,263,020
h
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 4,000,000 2,912,500
Fox Corp. ,
Senior Bond, 3.5%, 4/08/30 ............................ United States 1,400,000 1,187,716
Senior Bond, 6.5%, 10/13/33 ........................... United States 11,500,000 11,236,944
h
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 2,500,000 1,582,050
h
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 9,000,000 7,662,215
56,072,456
Metals & Mining 1.0%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 9,200,000 7,584,263
h
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 6,900,000 6,411,446
h
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 3,200,000 2,718,542
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 2,700,000 2,406,461
h
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 7,950,000 7,894,659
27,015,371
Mortgage Real Estate Investment Trusts (REITs) 0.3%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 10,000,000 8,055,168
Multi-Utilities 0.6%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 3,200,000 2,771,903
C, Senior Note, 3.375%, 4/01/30 ........................ United States 7,800,000 6,563,886
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 5,700,000 5,424,894
14,760,683
Oil, Gas & Consumable Fuels 5.3%
h
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 8,700,000 6,839,365
h
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 4,969,000 5,035,947
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,018,923
h
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 8,300,000 8,228,260
h
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 3,300,000 3,324,456
Senior Note, 144A, 8.625%, 11/01/30 .................... United States 1,000,000 1,018,886
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 3,300,000 3,334,705
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 4,000,000 3,874,420

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 6,500,000 $ 6,136,650
h
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 3,824,646
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 8,700,000 8,354,610
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 7,300,000 6,241,671
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 9,982,866
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,604,622
h
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 800,000 793,124
h
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 2,548,320 2,070,163
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 4,900,000 4,310,645
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 1,700,000 1,486,627
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 1,802,740
h
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 5,000,000 4,592,648
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 11,855,152
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 10,000,000 8,973,233
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 ..
United States 12,000,000 10,408,765
h
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 9,000,000 9,293,175
h
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ..................................... United States 2,600,000 2,093,083
h
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 5,500,000 5,252,500
h
Viper Energy Partners LP , Senior Note , 144A, 7.375% , 11/01/31 .. United States 3,600,000 3,594,402
137,346,284
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 5,765,544
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 4,400,000 3,319,329
9,084,873
Passenger Airlines 0.5%
h
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 5,327,876
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,934,000 6,741,192
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,578,636
13,647,704
Personal Care Products 1.2%
h
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 6,200,000 6,028,136
h
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ............ United States 8,000,000 7,091,040
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 8,800,000 8,004,183
Kenvue, Inc. , WI , Senior Note , 5.05% , 3/22/28 ...............
United States 8,600,000 8,443,059
h
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 3,700,000 2,942,425
32,508,843
Pharmaceuticals 1.2%
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 10,725,844
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 7,000,000 6,052,796

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 3,500,000 $ 3,218,446
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 5,300,000 3,351,469
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 9,100,000 7,951,489
31,300,044
Real Estate Management & Development 0.2%
h
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 4,000,000 3,987,500
Software 0.2%
h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 6,000,000 4,805,224
Specialized REITs 0.3%
h
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 8,200,000 7,953,271
Specialty Retail 0.3%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 1,665,131
h
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 2,500,000 1,912,690
h
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,700,000 3,409,850
6,987,671
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 2,100,000 1,653,615
Textiles, Apparel & Luxury Goods 0.2%
h,j
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 6,000,000 5,576,011
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 12,400,000 10,375,750
h
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 2,800,000 2,705,451
Senior Bond, 144A, 3.875%, 7/26/29 ..................... United Kingdom 2,200,000 1,919,768
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 7,200,000 6,655,063
21,656,032
Trading Companies & Distributors 0.7%
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,200,000 8,650,881
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,800,000 1,693,919
h
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 7,000,000 6,963,041
17,307,841
Transportation Infrastructure 0.0%
†
h
Rutas 2 & 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,040,000 662,142
Wireless Telecommunication Services 0.6%
e,f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 146,354 30,734
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 4,800,000 2,822,934
Senior Note, 3.875%, 4/15/30 .......................... United States 13,400,000 11,671,622
14,525,290
Total Corporate Bonds (Cost $1,543,609,387) ...................................
1,343,353,438

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests 0.0%
Software 0.0%
a,c,f
WorkCapital BSD SARL , Term Loan , 6.5% , 1/01/38 ............ Luxembourg 20,000,000 $ —
Total Senior Floating Rate Interests (Cost $19,530,078) ..........................
—
l
Marketplace Loans 1.7%
a
Financial Services 1.7%
a a a a a a
Total Marketplace Loans (Cost $48,370,766) ....................................
43,002,967
Foreign Government and Agency Securities 2.1%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
13,600,000 11,062,716
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
11,500,000 10,254,734
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 55,750,000,000 COP 12,809,632
h
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 9,500,000 7,231,377
h
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 1,700,000 1,664,548
h
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,400,000 3,382,705
h
Petroleos Mexicanos , Senior Bond , 144A, 10% , 2/07/33 ........ Mexico 3,200,000 2,831,689
h
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 4,700,000 4,064,551
Total Foreign Government and Agency Securities (Cost $69,571,824) ..............
53,301,952
U.S. Government and Agency Securities 19.3%
FFCB , 2.1%, 2/25/36 ...................................
United States 7,700,000 5,138,556
U.S. Treasury Bonds ,
6.875%, 8/15/25 ..................................... United States 1,000,000 1,029,531
2.875%, 5/15/49 ..................................... United States 13,400,000 8,996,844
U.S. Treasury Notes ,
2.625%, 12/31/23 .................................... United States 8,800,000 8,758,809
4.375%, 10/31/24 .................................... United States 35,500,000 35,130,046
1.75%, 12/31/24 ..................................... United States 31,500,000 30,224,004
4.125%, 1/31/25 ..................................... United States 30,500,000 30,062,158
1.5%, 2/15/25 ...................................... United States 66,800,000 63,650,484
n
Index Linked, 0.625%, 1/15/26 .......................... United States 27,000,000 33,194,172
3.875%, 1/15/26 ..................................... United States 32,500,000 31,730,664
4%, 2/15/26 ........................................ United States 85,000,000 83,163,867
2.375%, 4/30/26 ..................................... United States 100,000 94,000
3.625%, 5/15/26 ..................................... United States 3,500,000 3,390,488
4.375%, 8/15/26 ..................................... United States 12,100,000 11,927,953
2.75%, 7/31/27 ..................................... United States 39,000,000 36,174,023
3.875%, 11/30/27 .................................... United States 43,700,000 42,107,340
2.875%, 5/15/28 ..................................... United States 9,800,000 9,015,617
3.125%, 11/15/28 .................................... United States 15,100,000 13,925,621
3.875%, 9/30/29 ..................................... United States 18,700,000 17,702,180
3.5%, 1/31/30 ...................................... United States 15,600,000 14,412,633
4.125%, 8/31/30 ..................................... United States 15,000,000 14,310,938
3.5%, 2/15/33 ...................................... United States 9,800,000 8,774,063
Total U.S. Government and Agency Securities (Cost $510,698,021) ................
502,913,991
Asset-Backed Securities 4.4%
Commercial Services & Supplies 0.1%
h,o
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.605% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ..................... United States 3,070,000 3,011,854

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 4.3%
h,o
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 7.177% ,
( 3-month SOFR + 1.762% ), 10/20/29 . .................... United States 3,500,000 $ 3,477,178
h,o
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
7.855% , ( 3-month SOFR + 2.462% ), 10/15/31 . .............. United States 12,000,000 11,731,311
h,o
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 7.355%, (3-month SOFR + 1.962%),
10/15/30 .......................................... United States 300,000 292,847
2014-2RA, B, 144A, FRN, 7.451%, (3-month SOFR + 2.087%),
5/15/31 ........................................... United States 580,000 562,091
h,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 25.86%, 12/15/43 ................ United States 9,168 8,696
2019-26, PT, 144A, FRN, 16.108%, 8/15/44 ................ United States 322,761 302,992
2019-31, PT, 144A, FRN, 12.109%, 9/15/44 ................ United States 275,329 252,813
2019-37, PT, 144A, FRN, 15.935%, 10/17/44 ............... United States 316,835 299,665
2019-42, PT, 144A, FRN, 14.513%, 11/15/44 ............... United States 337,017 315,337
2019-51, PT, 144A, FRN, 14.731%, 1/15/45 ................ United States 357,601 336,565
2019-52, PT, 144A, FRN, 13.603%, 1/15/45 ................ United States 340,634 320,180
2019-S1, PT, 144A, FRN, 4.311%, 4/15/44 ................. United States 43,481 41,990
2019-S2, PT, 144A, FRN, 8.762%, 5/16/44 ................. United States 67,849 62,810
2019-S3, PT, 144A, FRN, 9.663%, 6/15/44 ................. United States 112,012 103,133
2019-S4, PT, 144A, FRN, 9.816%, 8/15/44 ................. United States 178,414 171,252
2019-S5, PT, 144A, FRN, 10.314%, 9/15/44 ................ United States 178,625 166,472
2019-S6, PT, 144A, FRN, 8.155%, 10/17/44 ................ United States 241,086 223,128
2019-S7, PT, 144A, FRN, 8.271%, 12/15/44 ................ United States 155,244 143,379
2019-S8, PT, 144A, FRN, 8.946%, 1/15/45 ................. United States 191,993 177,793
2020-2, PT, 144A, FRN, 14.503%, 3/15/45 ................. United States 352,886 330,897
2020-7, PT, 144A, FRN, 15.031%, 4/17/45 ................. United States 220,497 203,820
h,o
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.695% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 30,321,000 29,926,493
h
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 11,907,982 10,480,548
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 4,382,124 3,693,419
h,o
LCM XVII LP , 17A , BRR , 144A, FRN , 7.255% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 4,590,000 4,508,090
h,o
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
7.864% , ( 3-month SOFR + 2.462% ), 10/17/30 . .............. United States 2,129,630 2,093,090
h,o
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.758% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 7,461,588 7,446,067
h,o
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.46% , ( 3-month SOFR + 2.062% ), 10/24/30 . ............... United States 3,914,730 3,877,944
h,o
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.625% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............... United States 7,088,426 7,071,661
h,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 14.089%, 3/15/26 ................ United States 188,967 183,237
2020-PT2, A, 144A, FRN, 12.177%, 4/15/26 ................ United States 225,166 213,934
2020-PT3, A, 144A, FRN, 5.076%, 5/15/26 ................. United States 77,585 70,491
h,o
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.855% , ( 3-month SOFR
+ 2.462% ), 1/15/31 . .................................. United States 14,100,000 14,164,135
h,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 30.725%, 6/15/25 ................ United States 54,432 48,505
2019-PT2, A, 144A, FRN, 21.642%, 2/15/26 ................ United States 166,372 162,190
h,o
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 7.04%, (3-month SOFR + 1.662%),
4/25/31 ........................................... United States 2,200,000 2,150,724
2013-2A, BR, 144A, FRN, 7.49%, (3-month SOFR + 2.112%),
4/25/31 ........................................... United States 5,770,000 5,504,128

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
h,o
Voya CLO Ltd., (continued)
2016-1A, BR, 144A, FRN, 7.477%, (3-month SOFR + 2.062%),
1/20/31 ........................................... United States 590,000 $ 562,203
111,681,208
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 729,600 699,684
Total Asset-Backed Securities (Cost $118,775,048) ..............................
115,392,746
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
p
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 640,000 641,148
h,o
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.149%, (1-month SOFR + 0.814%),
9/15/36 ........................................... United States 2,480,000 2,405,440
2021-VOLT, B, 144A, FRN, 6.399%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 3,890,000 3,764,063
2022-LP2, A, 144A, FRN, 6.347%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 7,614,653 7,401,372
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 2,336,688 1,012,954
15,224,977
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $16,862,855) ................
15,224,977
Mortgage-Backed Securities 11.4%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 8,328 8,134
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.3%
FHLMC Gold Pool, 20 Year, 5%, 5/01/27 - 5/01/30 ............. United States 93,532 89,942
FHLMC Gold Pool, 30 Year, 4.5%, 10/01/40 ................. United States 37,375 34,583
FHLMC Gold Pool, 30 Year, 5%, 3/01/34 - 2/01/38 ............. United States 242,492 235,659
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 6/01/36 ........... United States 329,814 323,870
FHLMC Gold Pool, 30 Year, 6%, 6/01/33 - 6/01/37 ............. United States 153,370 152,630
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/25 - 6/01/36 .......... United States 31,314 31,847
FHLMC Gold Pool, 30 Year, 7%, 8/01/32 .................... United States 2,021 2,047
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 1/01/31 ........... United States 1,739 1,782
FHLMC Gold Pool, 30 Year, 8%, 11/01/25 ................... United States 17 17
FHLMC Gold Pool, 30 Year, 9%, 12/01/24 ................... United States 7 6
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 35,341,274 25,993,344
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 37,753,257 32,655,365
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 57,984,360 51,863,794
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 27,718,566 26,334,849
137,719,735
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 5.391%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 45,753 45,504
Federal National Mortgage Association (FNMA) Fixed Rate 6.1%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 53,355 50,923
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 16,366 15,561
FNMA, 20 Year, 5%, 1/01/26 - 6/01/31 ...................... United States 125,208 119,683
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 16,332,268 13,277,235
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 8,279,931 7,349,778
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 122,772 113,425
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 277,196 268,909

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 417,444 $ 409,467
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 751,791 745,677
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 27,166,894 26,475,319
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 119,059 121,004
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 2,110 2,155
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 381 381
r
FNMA, Single-family, 30 Year, 5.5%, 11/25/53 ................ United States 85,360,000 80,965,294
r
FNMA, Single-family, 30 Year, 6%, 11/25/53 ................. United States 28,920,000 28,142,423
158,057,234
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 3 3
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 38,552 37,027
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 162,775 159,446
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 10,235 10,337
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 2,637 2,659
GNMA I, Single-family, 30 Year, 7%, 5/15/28 ................. United States 33 33
GNMA I, Single-family, 30 Year, 7.5%, 1/15/26 - 5/15/27 ........ United States 214 213
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 1,240 1,240
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 8 8
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 114 113
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 74,807 72,197
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 39,631 39,311
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 41,810 42,651
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 24,581 24,943
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 6,982 7,044
397,225
Total Mortgage-Backed Securities (Cost $315,046,758) ...........................
296,227,832
Residential Mortgage-Backed Securities 3.1%
Financial Services 3.1%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 829,458 812,250
p
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 3,161,133 2,948,159
h,p
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 783,827 706,986
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,643,898 1,475,573
h,p
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,583,208 3,320,836
o
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.435%, (30-day SOFR Average + 4.114%),
8/25/24 ........................................... United States 172,959 173,381
2014-DN4, M3, FRN, 9.985%, (30-day SOFR Average + 4.664%),
10/25/24 .......................................... United States 1,674,394 1,687,070
2015-DNA1, M3, FRN, 8.735%, (30-day SOFR Average +
3.414%), 10/25/27 ................................... United States 250,280 252,453
2016-DNA2, M3, FRN, 10.085%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 5,371,903 5,643,037
o
FNMA Connecticut Avenue Securities ,
2014-C01, M2, FRN, 9.835%, (30-day SOFR Average + 4.514%),
1/25/24 ........................................... United States 4,844,936 4,881,629
2014-C03, 2M2, FRN, 8.335%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 509,054 513,607
2015-C01, 1M2, FRN, 9.735%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 1,143,446 1,177,800

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
o
FNMA Connecticut Avenue Securities, (continued)
2015-C02, 1M2, FRN, 9.435%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 4,388,551 $ 4,535,546
2015-C03, 1M2, FRN, 10.435%, (30-day SOFR Average +
5.114%), 7/25/25 .................................... United States 5,184,081 5,449,647
2016-C01, 1M2, FRN, 12.185%, (30-day SOFR Average +
6.864%), 8/25/28 .................................... United States 840,745 896,283
2017-C04, 2M2, FRN, 8.285%, (30-day SOFR Average + 2.964%),
11/25/29 .......................................... United States 3,975,550 4,079,917
h,p
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 12,199,036 10,102,762
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 3,947,783 3,240,576
h,p
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 6,294,343 5,995,038
h,p
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 2,577,806 2,127,181
h,p
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 8,283,697 6,808,967
h,p
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,511,254 1,198,748
h,p
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 14,538,510 12,198,051
80,225,497
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $91,500,284) .................
80,225,497
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 435,000
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
435,000
Total Long Term Investments (Cost $2,868,808,269) .............................
2,560,003,950
a
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 33,988,351 33,988,351
Total Money Market Funds (Cost $33,988,351) ..................................
33,988,351

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.0%
t
Joint Repurchase Agreement, 5.215%, 11/01/23 (Maturity Value
$77,890,942)
BNP Paribas Securities Corp. (Maturity Value $35,917,071)
Deutsche Bank Securities, Inc. (Maturity Value $17,550,387)
HSBC Securities (USA), Inc. (Maturity Value $24,423,484)
Collateralized by U.S. Government Agency Securities, 1.8% -
7.5%, 5/15/27 - 10/20/53; U.S. Government Agency Strips, 2/15/30
- 5/15/46; U.S. Treasury Bonds, 6.13% - 6.88%, 8/15/25 - 11/15/27;
and U.S. Treasury Notes, 0.38% - 4.75%, 11/30/23 - 8/31/28
(valued at $79,520,122) ............................... 77,879,659 $ 77,879,659
Total Repurchase Agreements (Cost $77,879,659) ...............................
77,879,659
Total Short Term Investments (Cost $111,868,010 ) ...............................
111,868,010
a
Total Investments (Cost $2,980,676,279) 102.8% ................................
$2,671,871,960
Other Assets, less Liabilities (2.8)% ...........................................
(72,032,798)
Net Assets 100.0% ...........................................................
$2,599,839,162
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
See Note 7 regarding credit risk and defaulted securities.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $989,818,262, representing 38.1% of net assets.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security is on loan at October 31, 2023. See Note 1(f).
k
See Note 1(i) regarding senior floating rate interests.
l
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation. See Note1(k).
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
At October 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 1.7%
Block, Inc.
5382984.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 643 $ 288
5393796.SQ.FTS.B, Zero Cpn, 11/30/23 .. 717 82
5397535.SQ.FTS.B, Zero Cpn, 11/30/23 .. 5,543 1,366
5408127.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,021 283
5409973.SQ.FTS.B, Zero Cpn, 12/01/23 .. 465 171
5411388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 563 121
5412456.SQ.FTS.B, Zero Cpn, 12/01/23 .. 560 120
5412734.SQ.FTS.B, Zero Cpn, 12/01/23 .. 8,127 1,973
5413423.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,550 758
5415130.SQ.FTS.B, Zero Cpn, 12/01/23 .. 886 228
5447961.SQ.FTS.B, Zero Cpn, 12/02/23 .. 697 307
5452329.SQ.FTS.B, Zero Cpn, 12/02/23 .. 216 74
5456242.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,569 438
5463036.SQ.FTS.B, Zero Cpn, 12/03/23 .. 485 135
5467355.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,898 666
5471641.SQ.FTS.B, Zero Cpn, 12/03/23 .. 313 120
5472733.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,804 937
5472760.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,648 1,201
5472809.SQ.FTS.B, Zero Cpn, 12/04/23 .. 346 224
5472855.SQ.FTS.B, Zero Cpn, 12/04/23 .. 360 96
5473041.SQ.FTS.B, Zero Cpn, 12/04/23 .. 962 362
5473353.SQ.FTS.B, Zero Cpn, 12/04/23 .. 459 174
5475686.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,736 606
5479438.SQ.FTS.B, Zero Cpn, 12/06/23 .. 716 171
5480752.SQ.FTS.B, Zero Cpn, 12/06/23 .. 3,098 713
5495504.SQ.FTS.B, Zero Cpn, 12/07/23 .. 200 115
5505930.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,048 190
5506828.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,623 1,522
5507000.SQ.FTS.B, Zero Cpn, 12/08/23 .. 38,614 9,386
5515187.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,692 1,390
5516154.SQ.FTS.B, Zero Cpn, 12/08/23 .. 12,489 2,865
5518310.SQ.FTS.B, Zero Cpn, 12/08/23 .. 390 56
5531950.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,445 832
5533995.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,384 1,148
5534121.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,159 992
5534560.SQ.FTS.B, Zero Cpn, 12/10/23 .. 147 75
5534689.SQ.FTS.B, Zero Cpn, 12/10/23 .. 19,176 4,843
5535547.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,404 1,072
5536969.SQ.FTS.B, Zero Cpn, 12/10/23 .. 61 28
5537728.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,668 521
5537817.SQ.FTS.B, Zero Cpn, 12/10/23 .. 798 72
5537953.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,030 380
5539715.SQ.FTS.B, Zero Cpn, 12/11/23 .. 239 109
5539822.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,471 1,192
5539948.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,314 359
5541044.SQ.FTS.B, Zero Cpn, 12/12/23 .. 612 435
5541083.SQ.FTS.B, Zero Cpn, 12/12/23 .. 114 37
5541094.SQ.FTS.B, Zero Cpn, 12/12/23 .. 5,085 1,255
5542444.SQ.FTS.B, Zero Cpn, 12/13/23 .. 604 286
5542667.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,698 826
5546515.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,064 681
5547946.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,134 244
5547986.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,881 881
5552344.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,674 383
5554641.SQ.FTS.B, Zero Cpn, 12/15/23 .. 62,255 15,943
5556129.SQ.FTS.B, Zero Cpn, 12/15/23 .. 543 243
Description
Principal
Amount Value
Block, Inc. (continued)
5556696.SQ.FTS.B, Zero Cpn, 12/15/23 .. $ 5,553 $ 2,029
5562047.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,095 512
5563038.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,772 510
5564628.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,717 3,074
5565862.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,427 457
5565992.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,924 779
5567586.SQ.FTS.B, Zero Cpn, 12/17/23 .. 532 307
5567951.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,065 1,277
5568506.SQ.FTS.B, Zero Cpn, 12/18/23 .. 611 230
5568881.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,314 286
5569070.SQ.FTS.B, Zero Cpn, 12/19/23 .. 29,610 8,379
5572327.SQ.FTS.B, Zero Cpn, 12/20/23 .. 243 84
5573406.SQ.FTS.B, Zero Cpn, 12/21/23 .. 363 141
5574351.SQ.FTS.B, Zero Cpn, 12/21/23 .. 10,696 3,928
5575886.SQ.FTS.B, Zero Cpn, 12/21/23 .. 894 273
5576489.SQ.FTS.B, Zero Cpn, 12/22/23 .. 7,365 934
5579302.SQ.FTS.B, Zero Cpn, 12/22/23 .. 628 339
5581198.SQ.FTS.B, Zero Cpn, 12/23/23 .. 320 225
5581252.SQ.FTS.B, Zero Cpn, 12/23/23 .. 51 20
5583434.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,094 551
5584166.SQ.FTS.B, Zero Cpn, 12/23/23 .. 48 29
5585235.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,198 633
5585522.SQ.FTS.B, Zero Cpn, 12/24/23 .. 609 226
5585981.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,947 773
5586899.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,468 327
5587431.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,047 182
5588173.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,797 2,786
5588206.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,049 1,775
5588243.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,000 285
5588411.SQ.FTS.B, Zero Cpn, 12/25/23 .. 69 43
5588462.SQ.FTS.B, Zero Cpn, 12/25/23 .. 461 135
5588832.SQ.FTS.B, Zero Cpn, 12/26/23 .. 7,140 2,334
5588959.SQ.FTS.B, Zero Cpn, 12/26/23 .. 749 233
5589322.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,040 1,136
5593219.SQ.FTS.B, Zero Cpn, 12/28/23 .. 9,054 3,825
5594180.SQ.FTS.B, Zero Cpn, 12/28/23 .. 732 177
5595540.SQ.FTS.B, Zero Cpn, 12/28/23 .. 313 51
5595624.SQ.FTS.B, Zero Cpn, 12/28/23 .. 789 74
5597497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,429 596
5597681.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,999 1,031
5598844.SQ.FTS.B, Zero Cpn, 12/29/23 .. 856 583
5599728.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,867 1,621
5600496.SQ.FTS.B, Zero Cpn, 12/29/23 .. 892 383
5600526.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,008 94
5600632.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,133 311
5611517.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,019 1,091
5612313.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,262 1,269
5612507.SQ.FTS.B, Zero Cpn, 12/30/23 .. 11,600 3,664
5614938.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,379 498
5616046.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,625 168
5616216.SQ.FTS.B, Zero Cpn, 1/01/24 ... 5,841 1,962
5618116.SQ.FTS.B, Zero Cpn, 1/02/24 ... 8,099 2,443
5618863.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,492 639
5619464.SQ.FTS.B, Zero Cpn, 1/04/24 ... 646 161
5619821.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,271 756
5619959.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,374 1,143

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5620066.SQ.FTS.B, Zero Cpn, 1/04/24 ... $ 2,868 $ 703
5622024.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,135 436
5622763.SQ.FTS.B, Zero Cpn, 1/05/24 ... 424 96
5623363.SQ.FTS.B, Zero Cpn, 1/05/24 ... 10,990 3,504
5624299.SQ.FTS.B, Zero Cpn, 1/05/24 ... 6,091 1,374
5630151.SQ.FTS.B, Zero Cpn, 1/06/24 ... 506 294
5641620.SQ.FTS.B, Zero Cpn, 1/07/24 ... 540 161
5647775.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,305 172
5650606.SQ.FTS.B, Zero Cpn, 1/08/24 ... 638 405
5652373.SQ.FTS.B, Zero Cpn, 1/08/24 ... 864 429
5654133.SQ.FTS.B, Zero Cpn, 1/08/24 ... 32,774 8,714
5655586.SQ.FTS.B, Zero Cpn, 1/09/24 ... 880 504
5655643.SQ.FTS.B, Zero Cpn, 1/09/24 ... 4,363 417
5655850.SQ.FTS.B, Zero Cpn, 1/09/24 ... 1,359 732
5656207.SQ.FTS.B, Zero Cpn, 1/09/24 ... 8,733 2,351
5662691.SQ.FTS.B, Zero Cpn, 1/11/24 ... 731 543
5663245.SQ.FTS.B, Zero Cpn, 1/11/24 ... 500 187
5663983.SQ.FTS.B, Zero Cpn, 1/11/24 ... 461 172
5666806.SQ.FTS.B, Zero Cpn, 1/12/24 ... 13,430 4,447
5670327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,730 2,077
5671581.SQ.FTS.B, Zero Cpn, 1/12/24 ... 18,583 6,310
5672476.SQ.FTS.B, Zero Cpn, 1/12/24 ... 260 228
5672653.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,454 2,232
5673210.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,838 522
5675130.SQ.FTS.B, Zero Cpn, 1/13/24 ... 490 259
5678440.SQ.FTS.B, Zero Cpn, 1/13/24 ... 701 386
5689248.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,934 473
5694816.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,074 122
5694969.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,214 685
5695450.SQ.FTS.B, Zero Cpn, 1/14/24 ... 26,349 6,655
5696963.SQ.FTS.B, Zero Cpn, 1/15/24 ... 8,836 1,463
5697818.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,156 1,874
5698927.SQ.FTS.B, Zero Cpn, 1/15/24 ... 846 334
5700306.SQ.FTS.B, Zero Cpn, 1/15/24 ... 461 190
5700432.SQ.FTS.B, Zero Cpn, 1/15/24 ... 929 189
5700842.SQ.FTS.B, Zero Cpn, 1/15/24 ... 736 450
5701882.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,798 999
5702466.SQ.FTS.B, Zero Cpn, 1/16/24 ... 188 45
5702515.SQ.FTS.B, Zero Cpn, 1/16/24 ... 821 318
5703401.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,653 336
5703531.SQ.FTS.B, Zero Cpn, 1/17/24 ... 924 641
5703743.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,391 381
5706022.SQ.FTS.B, Zero Cpn, 1/18/24 ... 243 186
5706985.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,465 546
5708263.SQ.FTS.B, Zero Cpn, 1/18/24 ... 80 31
5708392.SQ.FTS.B, Zero Cpn, 1/18/24 ... 9,171 2,127
5708905.SQ.FTS.B, Zero Cpn, 1/18/24 ... 613 89
5709449.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,174 579
5709549.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,160 1,179
5715529.SQ.FTS.B, Zero Cpn, 1/19/24 ... 133 126
5719509.SQ.FTS.B, Zero Cpn, 1/20/24 ... 947 581
5719940.SQ.FTS.B, Zero Cpn, 1/20/24 ... 301 152
5721102.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,302 214
5721582.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,131 355
5728577.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,482 1,329
5728944.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,810 1,817
5729373.SQ.FTS.B, Zero Cpn, 1/21/24 ... 667 376
5729395.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,472 5,834
Description
Principal
Amount Value
Block, Inc. (continued)
5730277.SQ.FTS.B, Zero Cpn, 1/21/24 ... $ 878 $ 246
5730943.SQ.FTS.B, Zero Cpn, 1/21/24 ... 398 281
5731303.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,418 424
5732624.SQ.FTS.B, Zero Cpn, 1/22/24 ... 11,619 1,259
5732684.SQ.FTS.B, Zero Cpn, 1/22/24 ... 921 679
5732996.SQ.FTS.B, Zero Cpn, 1/22/24 ... 76 48
5735367.SQ.FTS.B, Zero Cpn, 1/24/24 ... 701 121
5735573.SQ.FTS.B, Zero Cpn, 1/24/24 ... 5,816 1,622
5735989.SQ.FTS.B, Zero Cpn, 1/24/24 ... 2,793 1,169
5737632.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,796 806
5741303.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,294 861
5741694.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,425 1,082
5742838.SQ.FTS.B, Zero Cpn, 1/26/24 ... 688 147
5743589.SQ.FTS.B, Zero Cpn, 1/27/24 ... 133 103
5744005.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,085 672
5744990.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,888 781
5745113.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,128 633
5745135.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,583 1,790
5745280.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,853 571
5745765.SQ.FTS.B, Zero Cpn, 1/27/24 ... 126 41
5751520.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,991 268
5752156.SQ.FTS.B, Zero Cpn, 1/28/24 ... 968 103
5754310.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,070 316
5754783.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,398 749
5755417.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,093 705
5755879.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,977 1,801
5756221.SQ.FTS.B, Zero Cpn, 1/29/24 ... 8,577 6,243
5756610.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,556 1,547
5756833.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,949 794
5757071.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,078 430
5757607.SQ.FTS.B, Zero Cpn, 1/31/24 ... 9,346 871
5758291.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,772 1,060
5758638.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,266 1,033
5759456.SQ.FTS.B, Zero Cpn, 2/01/24 ... 881 629
5760954.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,824 708
5763172.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,879 1,119
5763445.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,520 1,345
5763642.SQ.FTS.B, Zero Cpn, 2/02/24 ... 375 148
5764817.SQ.FTS.B, Zero Cpn, 2/02/24 ... 888 290
5765966.SQ.FTS.B, Zero Cpn, 2/02/24 ... 839 646
5767311.SQ.FTS.B, Zero Cpn, 2/03/24 ... 38 31
5767488.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,233 409
5771803.SQ.FTS.B, Zero Cpn, 2/04/24 ... 630 218
5773116.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,729 628
5777772.SQ.FTS.B, Zero Cpn, 2/05/24 ... 8,178 1,946
5778008.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,729 2,704
5780501.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,455 2,754
5781142.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,022 1,867
5781951.SQ.FTS.B, Zero Cpn, 2/08/24 ... 4,019 1,227
5784874.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,818 451
5791689.SQ.FTS.B, Zero Cpn, 2/10/24 ... 907 558
5792518.SQ.FTS.B, Zero Cpn, 2/10/24 ... 16,456 1,582
5802478.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,637 2,057
5805008.SQ.FTS.B, Zero Cpn, 2/11/24 ... 736 607
5806252.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,632 1,115
5809201.SQ.FTS.B, Zero Cpn, 2/12/24 ... 718 228
5810852.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,700 1,123
5812068.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,774 2,845

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5812645.SQ.FTS.B, Zero Cpn, 2/12/24 ... $ 21,862 $ 4,023
5813184.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,676 452
5813253.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,311 2,018
5813462.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,731 637
5814016.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,868 1,238
5814576.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,223 859
5815447.SQ.FTS.B, Zero Cpn, 2/15/24 ... 7,061 1,183
5815722.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,067 854
5816945.SQ.FTS.B, Zero Cpn, 2/15/24 ... 4,714 2,839
5817070.SQ.FTS.B, Zero Cpn, 2/15/24 ... 30,140 6,919
5817474.SQ.FTS.B, Zero Cpn, 2/15/24 ... 279 185
5819322.SQ.FTS.B, Zero Cpn, 2/16/24 ... 230 121
5819453.SQ.FTS.B, Zero Cpn, 2/16/24 ... 781 656
5821163.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,566 1,428
5823030.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,018 438
5823283.SQ.FTS.B, Zero Cpn, 2/17/24 ... 18 13
5823345.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,884 367
5823515.SQ.FTS.B, Zero Cpn, 2/17/24 ... 524 421
5824742.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,324 662
5825002.SQ.FTS.B, Zero Cpn, 2/17/24 ... 35,998 6,818
5825354.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,925 926
5827842.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,668 1,248
5828926.SQ.FTS.B, Zero Cpn, 2/18/24 ... 17,907 5,172
5829638.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,354 749
5830080.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,236 445
5830440.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,577 697
5830672.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,317 2,937
5831192.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,347 519
5831833.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,898 1,315
5832209.SQ.FTS.B, Zero Cpn, 2/19/24 ... 26,211 5,377
5832576.SQ.FTS.B, Zero Cpn, 2/19/24 ... 229 93
5832609.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,194 736
5834028.SQ.FTS.B, Zero Cpn, 2/19/24 ... 618 240
5834294.SQ.FTS.B, Zero Cpn, 2/20/24 ... 670 470
5834318.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,185 2,211
5834411.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,579 1,192
5834476.SQ.FTS.B, Zero Cpn, 2/20/24 ... 89 76
5835079.SQ.FTS.B, Zero Cpn, 2/20/24 ... 683 92
5836920.SQ.FTS.B, Zero Cpn, 2/22/24 ... 722 612
5837211.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,901 974
5837252.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,427 233
5837315.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,547 509
5839815.SQ.FTS.B, Zero Cpn, 2/23/24 ... 615 173
5840394.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,735 1,769
5840821.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,351 1,174
5842093.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,367 463
5842110.SQ.FTS.B, Zero Cpn, 2/23/24 ... 719 142
5844459.SQ.FTS.B, Zero Cpn, 2/24/24 ... 845 355
5844650.SQ.FTS.B, Zero Cpn, 2/24/24 ... 418 299
5846033.SQ.FTS.B, Zero Cpn, 2/24/24 ... 356 321
5848551.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,782 2,581
5850831.SQ.FTS.B, Zero Cpn, 2/25/24 ... 5,627 4,456
5851647.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,396 538
5852027.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,366 387
5852610.SQ.FTS.B, Zero Cpn, 2/26/24 ... 836 179
5852840.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,961 1,460
5853740.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,104 340
5853859.SQ.FTS.B, Zero Cpn, 2/26/24 ... 32,333 13,454
Description
Principal
Amount Value
Block, Inc. (continued)
5854288.SQ.FTS.B, Zero Cpn, 2/26/24 ... $ 1,244 $ 620
5854311.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,696 2,037
5854386.SQ.FTS.B, Zero Cpn, 2/26/24 ... 9,627 2,628
5855240.SQ.FTS.B, Zero Cpn, 2/27/24 ... 6,098 2,712
5855858.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,285 408
5855911.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,925 742
5856353.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,425 633
5856382.SQ.FTS.B, Zero Cpn, 2/28/24 ... 7,786 3,893
5856562.SQ.FTS.B, Zero Cpn, 2/28/24 ... 435 93
5856586.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,914 726
5856978.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,045 1,478
5857039.SQ.FTS.B, Zero Cpn, 2/29/24 ... 219 193
5860847.SQ.FTS.B, Zero Cpn, 2/29/24 ... 68 66
5861125.SQ.FTS.B, Zero Cpn, 2/29/24 ... 619 98
5861134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 14,061 9,038
5861986.SQ.FTS.B, Zero Cpn, 2/29/24 ... 165 157
5862485.SQ.FTS.B, Zero Cpn, 2/29/24 ... 620 556
5862630.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,065 1,539
5862693.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,255 1,254
5866310.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,443 4,477
5866568.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,638 803
5866864.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,965 911
5866944.SQ.FTS.B, Zero Cpn, 2/29/24 ... 13,730 5,909
5872378.SQ.FTS.B, Zero Cpn, 3/01/24 ... 48 40
5872494.SQ.FTS.B, Zero Cpn, 3/01/24 ... 9,406 4,081
5872625.SQ.FTS.B, Zero Cpn, 3/01/24 ... 930 513
5873138.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,581 953
5873189.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,082 476
5873613.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,249 2,436
5873819.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,232 419
5874329.SQ.FTS.B, Zero Cpn, 3/02/24 ... 938 187
5874482.SQ.FTS.B, Zero Cpn, 3/02/24 ... 657 78
5874516.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,179 694
5876036.SQ.FTS.B, Zero Cpn, 3/02/24 ... 821 677
5877063.SQ.FTS.B, Zero Cpn, 3/02/24 ... 700 301
5877065.SQ.FTS.B, Zero Cpn, 3/02/24 ... 102 85
5877776.SQ.FTS.B, Zero Cpn, 3/03/24 ... 761 147
5878297.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,683 499
5878846.SQ.FTS.B, Zero Cpn, 3/05/24 ... 840 335
5879122.SQ.FTS.B, Zero Cpn, 3/05/24 ... 172 34
5882869.SQ.FTS.B, Zero Cpn, 3/06/24 ... 470 414
5882889.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,125 833
5883334.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,109 303
5883938.SQ.FTS.B, Zero Cpn, 3/07/24 ... 16 14
5884190.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,005 4,714
5884477.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,186 253
5885192.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,394 398
5888881.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,157 428
5889080.SQ.FTS.B, Zero Cpn, 3/08/24 ... 771 419
5889273.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,367 4,491
5889436.SQ.FTS.B, Zero Cpn, 3/08/24 ... 18,451 4,309
5889597.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,235 439
5889750.SQ.FTS.B, Zero Cpn, 3/08/24 ... 281 245
5889875.SQ.FTS.B, Zero Cpn, 3/08/24 ... 311 144
5889963.SQ.FTS.B, Zero Cpn, 3/08/24 ... 580 392
5889976.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,245 1,485
5891419.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,396 4,848
5892624.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,261 1,017

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5893541.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 4,112 $ 578
5893549.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,026 579
5893657.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,499 1,109
5893815.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,195 113
5893929.SQ.FTS.B, Zero Cpn, 3/09/24 ... 788 153
5894091.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,167 442
5894734.SQ.FTS.B, Zero Cpn, 3/10/24 ... 741 647
5895353.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,715 1,418
5896558.SQ.FTS.B, Zero Cpn, 3/12/24 ... 830 673
5898320.SQ.FTS.B, Zero Cpn, 3/12/24 ... 8,262 2,487
5898446.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,206 1,160
5898769.SQ.FTS.B, Zero Cpn, 3/12/24 ... 11,837 6,478
5900093.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,426 768
5900390.SQ.FTS.B, Zero Cpn, 3/13/24 ... 13,495 7,224
5900600.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,701 1,951
5900918.SQ.FTS.B, Zero Cpn, 3/13/24 ... 358 325
5900989.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,386 1,404
5901345.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,609 1,091
5902210.SQ.FTS.B, Zero Cpn, 3/13/24 ... 191 167
5903364.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,592 2,097
5903864.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,296 230
5910869.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,647 2,222
5911495.SQ.FTS.B, Zero Cpn, 3/16/24 ... 40,359 21,593
5911917.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,188 1,064
5913989.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,527 866
5914290.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,791 1,308
5914387.SQ.FTS.B, Zero Cpn, 3/18/24 ... 541 277
5914396.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,467 287
5914535.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,748 1,439
5915505.SQ.FTS.B, Zero Cpn, 3/19/24 ... 16,318 5,119
5917148.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,770 2,005
5917707.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,061 1,295
5918081.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,932 452
5918143.SQ.FTS.B, Zero Cpn, 3/19/24 ... 832 744
5918534.SQ.FTS.B, Zero Cpn, 3/19/24 ... 10,868 3,947
5918756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,621 1,206
5920829.SQ.FTS.B, Zero Cpn, 3/20/24 ... 940 446
5921285.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,698 2,247
5921918.SQ.FTS.B, Zero Cpn, 3/20/24 ... 11,547 6,007
5923022.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,435 678
5924262.SQ.FTS.B, Zero Cpn, 3/21/24 ... 570 293
5924327.SQ.FTS.B, Zero Cpn, 3/21/24 ... 211 183
5928081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,626 4,617
5928628.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,271 246
5930281.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,556 1,110
5930851.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,986 2,928
5932601.SQ.FTS.B, Zero Cpn, 3/23/24 ... 245 215
5932633.SQ.FTS.B, Zero Cpn, 3/23/24 ... 693 239
5933493.SQ.FTS.B, Zero Cpn, 3/23/24 ... 339 279
5933972.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,835 1,698
5934044.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,142 732
5934059.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,242 133
5934219.SQ.FTS.B, Zero Cpn, 3/24/24 ... 22,379 10,595
5934701.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,129 283
5934730.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,564 252
5934944.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,585 2,734
5936902.SQ.FTS.B, Zero Cpn, 3/26/24 ... 179 130
5936923.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,927 1,129
Description
Principal
Amount Value
Block, Inc. (continued)
5937124.SQ.FTS.B, Zero Cpn, 3/26/24 ... $ 181 $ 18
5938584.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,806 2,397
5938667.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,671 2,252
5940667.SQ.FTS.B, Zero Cpn, 3/27/24 ... 566 56
5940805.SQ.FTS.B, Zero Cpn, 3/27/24 ... 45 42
5940809.SQ.FTS.B, Zero Cpn, 3/27/24 ... 918 214
5941367.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,768 3,229
5943004.SQ.FTS.B, Zero Cpn, 3/28/24 ... 158 129
5943067.SQ.FTS.B, Zero Cpn, 3/28/24 ... 238 152
5943947.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,354 437
5944020.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,518 1,309
5944130.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,812 1,321
5945082.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,001 1,097
5945214.SQ.FTS.B, Zero Cpn, 3/28/24 ... 656 473
5945226.SQ.FTS.B, Zero Cpn, 3/28/24 ... 398 380
5945299.SQ.FTS.B, Zero Cpn, 3/28/24 ... 12,821 8,970
5945528.SQ.FTS.B, Zero Cpn, 3/28/24 ... 61 55
5950244.SQ.FTS.B, Zero Cpn, 3/29/24 ... 14,688 7,821
5950686.SQ.FTS.B, Zero Cpn, 3/29/24 ... 810 311
5950688.SQ.FTS.B, Zero Cpn, 3/29/24 ... 7,225 3,052
5952964.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,629 1,835
5953097.SQ.FTS.B, Zero Cpn, 3/30/24 ... 922 285
5954440.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,514 2,608
5954764.SQ.FTS.B, Zero Cpn, 3/30/24 ... 415 397
5956268.SQ.FTS.B, Zero Cpn, 4/02/24 ... 609 215
5956601.SQ.FTS.B, Zero Cpn, 4/02/24 ... 929 523
5956650.SQ.FTS.B, Zero Cpn, 4/02/24 ... 619 264
5956888.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,980 1,039
5957515.SQ.FTS.B, Zero Cpn, 4/03/24 ... 448 371
5959009.SQ.FTS.B, Zero Cpn, 4/03/24 ... 356 210
5959036.SQ.FTS.B, Zero Cpn, 4/03/24 ... 649 566
5959931.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,644 590
5959978.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,403 894
5960434.SQ.FTS.B, Zero Cpn, 4/03/24 ... 375 156
5962366.SQ.FTS.B, Zero Cpn, 4/04/24 ... 820 609
5962409.SQ.FTS.B, Zero Cpn, 4/04/24 ... 577 435
5963691.SQ.FTS.B, Zero Cpn, 4/04/24 ... 239 223
5963750.SQ.FTS.B, Zero Cpn, 4/04/24 ... 238 185
5963754.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,018 887
5963929.SQ.FTS.B, Zero Cpn, 4/04/24 ... 252 123
5964109.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,953 2,501
5964730.SQ.FTS.B, Zero Cpn, 4/05/24 ... 844 705
5966156.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,422 1,027
5975969.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,787 892
5977024.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,750 579
5977392.SQ.FTS.B, Zero Cpn, 4/07/24 ... 462 391
5978631.SQ.FTS.B, Zero Cpn, 4/08/24 ... 138 121
5979619.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,763 2,156
5980129.SQ.FTS.B, Zero Cpn, 4/10/24 ... 695 436
5980216.SQ.FTS.B, Zero Cpn, 4/10/24 ... 448 243
5981924.SQ.FTS.B, Zero Cpn, 4/11/24 ... 19,322 5,393
5983705.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,402 1,305
5983869.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,671 2,024
5986027.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,601 590
5989444.SQ.FTS.B, Zero Cpn, 4/13/24 ... 252 234
5989473.SQ.FTS.B, Zero Cpn, 4/13/24 ... 638 492
5990599.SQ.FTS.B, Zero Cpn, 4/13/24 ... 964 902
5990989.SQ.FTS.B, Zero Cpn, 4/13/24 ... 77 71

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5990992.SQ.FTS.B, Zero Cpn, 4/13/24 ... $ 1,345 $ 1,272
5991404.SQ.FTS.B, Zero Cpn, 4/13/24 ... 10,473 8,070
5993795.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,024 433
5994965.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,502 2,249
5995769.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,698 1,226
5995853.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,553 1,400
5996582.SQ.FTS.B, Zero Cpn, 4/15/24 ... 330 160
5996999.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,281 900
6000218.SQ.FTS.B, Zero Cpn, 4/17/24 ... 180 167
6000328.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,618 497
6001519.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,792 1,341
6001714.SQ.FTS.B, Zero Cpn, 4/18/24 ... 258 253
6001985.SQ.FTS.B, Zero Cpn, 4/18/24 ... 571 327
6003390.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,166 4,723
6010572.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,145 1,462
6010664.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,420 1,255
6010705.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,090 1,216
6010780.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,444 716
6011639.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,576 1,433
6012819.SQ.FTS.B, Zero Cpn, 4/21/24 ... 818 476
6012841.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,405 2,182
6014633.SQ.FTS.B, Zero Cpn, 4/21/24 ... 291 255
6015748.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,151 314
6016109.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,853 1,210
6021430.SQ.FTS.B, Zero Cpn, 4/25/24 ... 12,625 3,060
6023977.SQ.FTS.B, Zero Cpn, 4/25/24 ... 871 524
6024177.SQ.FTS.B, Zero Cpn, 4/25/24 ... 721 680
6024354.SQ.FTS.B, Zero Cpn, 4/26/24 ... 13,543 4,015
6026339.SQ.FTS.B, Zero Cpn, 4/26/24 ... 31,398 13,996
6027029.SQ.FTS.B, Zero Cpn, 4/26/24 ... 17,565 4,301
6032854.SQ.FTS.B, Zero Cpn, 4/27/24 ... 9,988 4,433
6033284.SQ.FTS.B, Zero Cpn, 4/28/24 ... 720 700
6035583.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,718 1,138
6035742.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,444 2,215
6037042.SQ.FTS.B, Zero Cpn, 4/29/24 ... 195 175
6037378.SQ.FTS.B, Zero Cpn, 4/29/24 ... 732 76
6038361.SQ.FTS.B, Zero Cpn, 4/30/24 ... 2,968 1,169
6042494.SQ.FTS.B, Zero Cpn, 5/01/24 ... 983 670
6043250.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,114 280
6043309.SQ.FTS.B, Zero Cpn, 5/01/24 ... 601 578
6043867.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,758 2,518
6047375.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,600 1,174
6047650.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,358 1,131
6047908.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,667 1,612
6048065.SQ.FTS.B, Zero Cpn, 5/02/24 ... 13,469 11,267
6052148.SQ.FTS.B, Zero Cpn, 5/03/24 ... 218 53
6052422.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,584 2,195
6053603.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,251 3,169
6057823.SQ.FTS.B, Zero Cpn, 5/04/24 ... 17,849 5,997
6058385.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,149 835
6058413.SQ.FTS.B, Zero Cpn, 5/05/24 ... 5,385 2,698
6059272.SQ.FTS.B, Zero Cpn, 5/06/24 ... 5,653 2,680
6060917.SQ.FTS.B, Zero Cpn, 5/07/24 ... 1,567 1,369
6063087.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,299 1,796
6063486.SQ.FTS.B, Zero Cpn, 5/07/24 ... 233 127
6064155.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,703 856
6064190.SQ.FTS.B, Zero Cpn, 5/08/24 ... 540 320
6064260.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,662 1,651
Description
Principal
Amount Value
Block, Inc. (continued)
6064464.SQ.FTS.B, Zero Cpn, 5/08/24 ... $ 3,001 $ 621
6066945.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,746 1,202
6066989.SQ.FTS.B, Zero Cpn, 5/08/24 ... 662 501
6106878.SQ.FTS.B, Zero Cpn, 5/09/24 ... 4,533 3,324
6107120.SQ.FTS.B, Zero Cpn, 5/09/24 ... 410 397
6111911.SQ.FTS.B, Zero Cpn, 5/09/24 ... 1,257 1,165
6120978.SQ.FTS.B, Zero Cpn, 5/10/24 ... 836 414
6122243.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,355 3,231
6122683.SQ.FTS.B, Zero Cpn, 5/10/24 ... 9,407 997
6122851.SQ.FTS.B, Zero Cpn, 5/10/24 ... 5,276 2,227
6123828.SQ.FTS.B, Zero Cpn, 5/10/24 ... 15,343 8,108
6125411.SQ.FTS.B, Zero Cpn, 5/11/24 ... 34,766 10,553
6126187.SQ.FTS.B, Zero Cpn, 5/12/24 ... 837 754
6126292.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,410 2,200
6126543.SQ.FTS.B, Zero Cpn, 5/12/24 ... 768 282
6127024.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,054 883
6127052.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,897 595
6127148.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,744 2,663
6127262.SQ.FTS.B, Zero Cpn, 5/13/24 ... 617 579
6127392.SQ.FTS.B, Zero Cpn, 5/13/24 ... 668 631
6133021.SQ.FTS.B, Zero Cpn, 5/15/24 ... 534 492
6133138.SQ.FTS.B, Zero Cpn, 5/15/24 ... 12,428 11,216
6134462.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,190 5,757
6143084.SQ.FTS.B, Zero Cpn, 5/17/24 ... 622 66
6143090.SQ.FTS.B, Zero Cpn, 5/17/24 ... 659 617
6143325.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,020 1,963
6145383.SQ.FTS.B, Zero Cpn, 5/18/24 ... 25,311 5,748
6145899.SQ.FTS.B, Zero Cpn, 5/18/24 ... 13,157 12,252
6147104.SQ.FTS.B, Zero Cpn, 5/19/24 ... 9,070 4,247
6147485.SQ.FTS.B, Zero Cpn, 5/19/24 ... 118 108
6147718.SQ.FTS.B, Zero Cpn, 5/20/24 ... 3,362 1,224
6147775.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,022 433
6147847.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,449 1,381
6148142.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,398 1,273
6149268.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,411 1,109
6149657.SQ.FTS.B, Zero Cpn, 5/21/24 ... 8,931 3,943
6150963.SQ.FTS.B, Zero Cpn, 5/21/24 ... 14,178 4,975
6151673.SQ.FTS.B, Zero Cpn, 5/21/24 ... 282 279
6151826.SQ.FTS.B, Zero Cpn, 5/21/24 ... 474 390
6153029.SQ.FTS.B, Zero Cpn, 5/22/24 ... 526 369
6153050.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,313 2,221
6154074.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,237 2,046
6154815.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,231 5,039
6155652.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,924 1,643
6157480.SQ.FTS.B, Zero Cpn, 5/23/24 ... 378 247
6159444.SQ.FTS.B, Zero Cpn, 5/23/24 ... 908 806
6159521.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,479 955
6159619.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,408 1,100
6160108.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,632 1,256
6160262.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,566 2,538
6160578.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,002 2,488
6160821.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,846 1,690
6161028.SQ.FTS.B, Zero Cpn, 5/24/24 ... 694 493
6161261.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,545 291
6162505.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,884 398
6163373.SQ.FTS.B, Zero Cpn, 5/25/24 ... 183 165
6163434.SQ.FTS.B, Zero Cpn, 5/25/24 ... 2,338 1,813
6164819.SQ.FTS.B, Zero Cpn, 5/26/24 ... 730 316

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6164840.SQ.FTS.B, Zero Cpn, 5/26/24 ... $ 648 $ 644
6164962.SQ.FTS.B, Zero Cpn, 5/26/24 ... 3,150 704
6164985.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,788 1,536
6165691.SQ.FTS.B, Zero Cpn, 5/27/24 ... 901 652
6165709.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,146 936
6166298.SQ.FTS.B, Zero Cpn, 5/28/24 ... 965 717
6168721.SQ.FTS.B, Zero Cpn, 5/28/24 ... 15,167 8,876
6169262.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,046 976
6169516.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,718 1,183
6169581.SQ.FTS.B, Zero Cpn, 5/28/24 ... 251 241
6169660.SQ.FTS.B, Zero Cpn, 5/29/24 ... 5,995 5,856
6173073.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,253 1,586
6173109.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,368 2,671
6173965.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,146 2,185
6178565.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,526 1,223
6178645.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,335 1,007
6180787.SQ.FTS.B, Zero Cpn, 6/01/24 ... 5,343 2,524
6181976.SQ.FTS.B, Zero Cpn, 6/02/24 ... 5,812 5,695
6183917.SQ.FTS.B, Zero Cpn, 6/02/24 ... 602 595
6185725.SQ.FTS.B, Zero Cpn, 6/03/24 ... 742 682
6185770.SQ.FTS.B, Zero Cpn, 6/03/24 ... 2,564 709
6185954.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,743 304
6186115.SQ.FTS.B, Zero Cpn, 6/03/24 ... 3,319 2,190
6186378.SQ.FTS.B, Zero Cpn, 6/03/24 ... 3,315 2,458
6187158.SQ.FTS.B, Zero Cpn, 6/04/24 ... 6,119 5,843
6190982.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,546 2,435
6191154.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,148 1,103
6192534.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,168 2,087
6192760.SQ.FTS.B, Zero Cpn, 6/06/24 ... 328 316
6193526.SQ.FTS.B, Zero Cpn, 6/06/24 ... 368 199
6193538.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,622 1,401
6193647.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,458 1,043
6194207.SQ.FTS.B, Zero Cpn, 6/06/24 ... 566 535
6195812.SQ.FTS.B, Zero Cpn, 6/07/24 ... 205 203
6195876.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,301 2,244
6196365.SQ.FTS.B, Zero Cpn, 6/07/24 ... 904 884
6196456.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,642 1,542
6196597.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,104 1,045
6196636.SQ.FTS.B, Zero Cpn, 6/07/24 ... 869 781
6197025.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,910 879
6204172.SQ.FTS.B, Zero Cpn, 6/08/24 ... 62 62
6204308.SQ.FTS.B, Zero Cpn, 6/08/24 ... 21,746 6,975
6205057.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,873 2,787
6205579.SQ.FTS.B, Zero Cpn, 6/08/24 ... 216 183
6207454.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,380 1,222
6207951.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,129 1,042
6208768.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,905 5,524
6209210.SQ.FTS.B, Zero Cpn, 6/09/24 ... 6,712 6,370
6209706.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,534 1,788
6209843.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,234 3,058
6210087.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,858 2,765
6210392.SQ.FTS.B, Zero Cpn, 6/10/24 ... 154 145
6210405.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,929 1,253
6211202.SQ.FTS.B, Zero Cpn, 6/11/24 ... 1,521 1,357
6211496.SQ.FTS.B, Zero Cpn, 6/12/24 ... 399 383
6211694.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,639 1,074
6211842.SQ.FTS.B, Zero Cpn, 6/12/24 ... 114 111
6212456.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,779 1,769
Description
Principal
Amount Value
Block, Inc. (continued)
6215598.SQ.FTS.B, Zero Cpn, 6/13/24 ... $ 2,834 $ 2,773
6217315.SQ.FTS.B, Zero Cpn, 6/13/24 ... 692 392
6217699.SQ.FTS.B, Zero Cpn, 6/13/24 ... 7,716 6,128
6217830.SQ.FTS.B, Zero Cpn, 6/13/24 ... 226 223
6217917.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,770 2,575
6218171.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,038 973
6218284.SQ.FTS.B, Zero Cpn, 6/14/24 ... 18,085 14,931
6219108.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,776 1,749
6219911.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,438 647
6220404.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,636 3,406
6220586.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,444 1,255
6220625.SQ.FTS.B, Zero Cpn, 6/14/24 ... 8,814 3,707
6221348.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,060 1,868
6223652.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,854 5,820
6225507.SQ.FTS.B, Zero Cpn, 6/15/24 ... 7,031 4,010
6225966.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,103 1,970
6226298.SQ.FTS.B, Zero Cpn, 6/15/24 ... 239 234
6226763.SQ.FTS.B, Zero Cpn, 6/15/24 ... 570 551
6226903.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,948 3,380
6226984.SQ.FTS.B, Zero Cpn, 6/16/24 ... 111 94
6227044.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,509 2,279
6227194.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,188 451
6227644.SQ.FTS.B, Zero Cpn, 6/16/24 ... 10,723 9,749
6228350.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,852 2,644
6228782.SQ.FTS.B, Zero Cpn, 6/16/24 ... 282 258
6228865.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,213 390
6229024.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,195 1,069
6229186.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,788 4,181
6229407.SQ.FTS.B, Zero Cpn, 6/16/24 ... 974 953
6235012.SQ.FTS.B, Zero Cpn, 6/17/24 ... 18,398 18,106
6236255.SQ.FTS.B, Zero Cpn, 6/18/24 ... 2,023 1,339
6237088.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,309 832
6237213.SQ.FTS.B, Zero Cpn, 6/19/24 ... 994 345
6237296.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,326 1,302
6238378.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,044 1,017
6238498.SQ.FTS.B, Zero Cpn, 6/19/24 ... 580 242
6238676.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,318 1,270
6240356.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,912 1,863
6241005.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,957 3,702
6241476.SQ.FTS.B, Zero Cpn, 6/20/24 ... 4,060 3,928
6241869.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,668 2,446
6243283.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,056 2,903
6243468.SQ.FTS.B, Zero Cpn, 6/20/24 ... 12,676 7,901
6243792.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,709 3,034
6243926.SQ.FTS.B, Zero Cpn, 6/21/24 ... 46 45
6244281.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,053 1,421
6244407.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,951 1,836
6244606.SQ.FTS.B, Zero Cpn, 6/21/24 ... 595 592
6244872.SQ.FTS.B, Zero Cpn, 6/21/24 ... 480 406
6245571.SQ.FTS.B, Zero Cpn, 6/21/24 ... 533 428
6245714.SQ.FTS.B, Zero Cpn, 6/21/24 ... 677 624
6245757.SQ.FTS.B, Zero Cpn, 6/21/24 ... 19,312 13,242
6246312.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,157 2,102
6246365.SQ.FTS.B, Zero Cpn, 6/21/24 ... 550 541
6248726.SQ.FTS.B, Zero Cpn, 6/22/24 ... 863 766
6251727.SQ.FTS.B, Zero Cpn, 6/22/24 ... 107 96
6252082.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,779 2,727
6252494.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,201 5,576

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6252766.SQ.FTS.B, Zero Cpn, 6/23/24 ... $ 4,818 $ 4,686
6253296.SQ.FTS.B, Zero Cpn, 6/23/24 ... 2,838 2,408
6254110.SQ.FTS.B, Zero Cpn, 6/23/24 ... 2,131 2,092
6254212.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,226 3,143
6254361.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,745 1,293
6254473.SQ.FTS.B, Zero Cpn, 6/23/24 ... 15,036 4,285
6254841.SQ.FTS.B, Zero Cpn, 6/23/24 ... 7,756 3,033
6255520.SQ.FTS.B, Zero Cpn, 6/24/24 ... 453 386
6256584.SQ.FTS.B, Zero Cpn, 6/26/24 ... 951 912
6256624.SQ.FTS.B, Zero Cpn, 6/26/24 ... 4,847 3,119
6256788.SQ.FTS.B, Zero Cpn, 6/26/24 ... 179 173
6256896.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,314 1,283
6257332.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,926 1,818
6258694.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,558 2,390
6259376.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,540 3,433
6259695.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,225 611
6259881.SQ.FTS.B, Zero Cpn, 6/27/24 ... 612 552
6259920.SQ.FTS.B, Zero Cpn, 6/27/24 ... 854 781
6260137.SQ.FTS.B, Zero Cpn, 6/28/24 ... 20,550 17,381
6261141.SQ.FTS.B, Zero Cpn, 6/28/24 ... 693 674
6261171.SQ.FTS.B, Zero Cpn, 6/28/24 ... 3,286 2,991
6261647.SQ.FTS.B, Zero Cpn, 6/28/24 ... 963 942
6261675.SQ.FTS.B, Zero Cpn, 6/28/24 ... 2,162 2,081
6261909.SQ.FTS.B, Zero Cpn, 6/28/24 ... 5,529 4,909
6262015.SQ.FTS.B, Zero Cpn, 6/28/24 ... 380 368
6262066.SQ.FTS.B, Zero Cpn, 6/28/24 ... 324 270
6262078.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,788 1,713
6262166.SQ.FTS.B, Zero Cpn, 6/28/24 ... 393 380
6262242.SQ.FTS.B, Zero Cpn, 6/28/24 ... 16,881 12,586
6265153.SQ.FTS.B, Zero Cpn, 6/29/24 ... 11,421 10,203
6265569.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,868 1,824
6266370.SQ.FTS.B, Zero Cpn, 6/29/24 ... 27,991 15,874
6267469.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,288 2,532
6268081.SQ.FTS.B, Zero Cpn, 6/29/24 ... 2,531 2,334
6268240.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,591 611
6268406.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,603 4,435
6269030.SQ.FTS.B, Zero Cpn, 6/30/24 ... 5,044 4,877
6270020.SQ.FTS.B, Zero Cpn, 6/30/24 ... 444 353
6270136.SQ.FTS.B, Zero Cpn, 6/30/24 ... 932 901
6270218.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,050 2,963
6270711.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,376 2,332
6270801.SQ.FTS.B, Zero Cpn, 6/30/24 ... 606 583
6270955.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,031 1,984
6271702.SQ.FTS.B, Zero Cpn, 7/01/24 ... 515 169
6271708.SQ.FTS.B, Zero Cpn, 7/01/24 ... 3,853 2,753
6271885.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,186 2,884
6272123.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,295 1,277
6272266.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,846 2,751
6272326.SQ.FTS.B, Zero Cpn, 7/02/24 ... 21 21
6272382.SQ.FTS.B, Zero Cpn, 7/02/24 ... 11,505 9,095
6273534.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,244 1,222
6273667.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,021 898
6273758.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,472 1,087
6274482.SQ.FTS.B, Zero Cpn, 7/03/24 ... 264 254
6274513.SQ.FTS.B, Zero Cpn, 7/03/24 ... 6,186 6,092
6275203.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,794 2,668
6275326.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,025 676
6275411.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,948 3,599
Description
Principal
Amount Value
Block, Inc. (continued)
6275549.SQ.FTS.B, Zero Cpn, 7/03/24 ... $ 346 $ 341
6275684.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,051 2,023
6276755.SQ.FTS.B, Zero Cpn, 7/04/24 ... 8,160 6,081
6277033.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,011 2,121
6277663.SQ.FTS.B, Zero Cpn, 7/04/24 ... 5,825 5,254
6277889.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,887 1,708
6277934.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,432 978
6278139.SQ.FTS.B, Zero Cpn, 7/04/24 ... 993 812
6278193.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,008 888
6278671.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,619 1,588
6279873.SQ.FTS.B, Zero Cpn, 7/05/24 ... 7,962 7,831
6280292.SQ.FTS.B, Zero Cpn, 7/05/24 ... 963 944
6281030.SQ.FTS.B, Zero Cpn, 7/05/24 ... 6,514 6,261
6282043.SQ.FTS.B, Zero Cpn, 7/05/24 ... 430 419
6282812.SQ.FTS.B, Zero Cpn, 7/06/24 ... 15,894 14,844
6283635.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,524 1,326
6283883.SQ.FTS.B, Zero Cpn, 7/06/24 ... 401 396
6284320.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,816 2,573
6284447.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,373 2,270
6284632.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,329 1,837
6285105.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4 3
6285215.SQ.FTS.B, Zero Cpn, 7/06/24 ... 210 198
6285291.SQ.FTS.B, Zero Cpn, 7/06/24 ... 21,510 18,664
6285821.SQ.FTS.B, Zero Cpn, 7/07/24 ... 2,154 909
6285959.SQ.FTS.B, Zero Cpn, 7/07/24 ... 8,099 2,919
6286097.SQ.FTS.B, Zero Cpn, 7/07/24 ... 4,969 4,840
6286608.SQ.FTS.B, Zero Cpn, 7/08/24 ... 1,317 1,266
6288150.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,983 3,036
6288517.SQ.FTS.B, Zero Cpn, 7/09/24 ... 15,838 15,461
6289281.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,289 2,606
6290604.SQ.FTS.B, Zero Cpn, 7/10/24 ... 6,380 3,294
6291208.SQ.FTS.B, Zero Cpn, 7/10/24 ... 612 592
6292603.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,688 1,480
6292949.SQ.FTS.B, Zero Cpn, 7/11/24 ... 13,486 11,416
6293502.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,844 2,703
6294090.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,140 1,128
6294205.SQ.FTS.B, Zero Cpn, 7/11/24 ... 23,628 22,981
6297784.SQ.FTS.B, Zero Cpn, 7/12/24 ... 1,108 1,078
6300599.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,699 2,370
6300866.SQ.FTS.B, Zero Cpn, 7/13/24 ... 682 377
6301259.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,399 4,305
6301612.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,638 1,586
6301755.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,008 863
6301864.SQ.FTS.B, Zero Cpn, 7/13/24 ... 407 386
6301915.SQ.FTS.B, Zero Cpn, 7/13/24 ... 13,491 8,265
6302668.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,710 1,188
6303891.SQ.FTS.B, Zero Cpn, 7/14/24 ... 23,165 18,700
6304223.SQ.FTS.B, Zero Cpn, 7/14/24 ... 5,634 5,475
6304611.SQ.FTS.B, Zero Cpn, 7/15/24 ... 1,454 1,411
6304681.SQ.FTS.B, Zero Cpn, 7/15/24 ... 2,703 2,627
6304835.SQ.FTS.B, Zero Cpn, 7/15/24 ... 2,298 2,196
6305170.SQ.FTS.B, Zero Cpn, 7/16/24 ... 6,427 6,150
6305487.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,435 2,218
6305535.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,514 1,481
6305705.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,154 1,105
6305775.SQ.FTS.B, Zero Cpn, 7/16/24 ... 546 371
6305783.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,409 1,106
6306239.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,085 1,962

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6306881.SQ.FTS.B, Zero Cpn, 7/17/24 ... $ 837 $ 824
6306980.SQ.FTS.B, Zero Cpn, 7/17/24 ... 226 214
6307110.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,924 3,841
6307502.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,152 1,691
6307782.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,480 1,428
6308012.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,826 951
6308340.SQ.FTS.B, Zero Cpn, 7/17/24 ... 8,107 8,050
6308551.SQ.FTS.B, Zero Cpn, 7/18/24 ... 14,398 11,286
6308998.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,458 2,309
6309341.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,719 960
6309408.SQ.FTS.B, Zero Cpn, 7/18/24 ... 8,578 8,163
6310540.SQ.FTS.B, Zero Cpn, 7/18/24 ... 18,430 17,703
6311127.SQ.FTS.B, Zero Cpn, 7/18/24 ... 861 620
6311146.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,868 4,755
6313293.SQ.FTS.B, Zero Cpn, 7/19/24 ... 20,373 18,086
6314763.SQ.FTS.B, Zero Cpn, 7/19/24 ... 982 570
6314821.SQ.FTS.B, Zero Cpn, 7/19/24 ... 15,923 15,606
6318268.SQ.FTS.B, Zero Cpn, 7/20/24 ... 3,467 2,841
6318395.SQ.FTS.B, Zero Cpn, 7/20/24 ... 1,148 1,049
6318502.SQ.FTS.B, Zero Cpn, 7/20/24 ... 1,473 1,435
6318905.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,280 2,185
6319056.SQ.FTS.B, Zero Cpn, 7/21/24 ... 18,066 17,086
6321267.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,321 3,147
6321682.SQ.FTS.B, Zero Cpn, 7/23/24 ... 118 115
6323554.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,581 3,007
6328683.SQ.FTS.B, Zero Cpn, 7/23/24 ... 882 612
6331375.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,614 2,269
6335990.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,461 1,351
6337721.SQ.FTS.B, Zero Cpn, 7/23/24 ... 242 237
6350485.SQ.FTS.B, Zero Cpn, 7/23/24 ... 745 193
6350994.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,016 979
6351277.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,339 2,260
6351343.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,999 4,223
6351585.SQ.FTS.B, Zero Cpn, 7/23/24 ... 26,992 23,777
6351823.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,700 1,292
6351975.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,649 950
6352107.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,173 1,164
6352630.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,004 3,805
6353401.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,054 1,016
6353581.SQ.FTS.B, Zero Cpn, 7/24/24 ... 916 871
6353625.SQ.FTS.B, Zero Cpn, 7/24/24 ... 5,709 5,652
6354516.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,469 3,415
6355174.SQ.FTS.B, Zero Cpn, 7/25/24 ... 38,711 35,498
6357160.SQ.FTS.B, Zero Cpn, 7/25/24 ... 6,911 6,604
6357410.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,332 1,316
6357497.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,705 1,974
6357583.SQ.FTS.B, Zero Cpn, 7/25/24 ... 3,130 2,118
6359468.SQ.FTS.B, Zero Cpn, 7/26/24 ... 432 315
6359718.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,388 1,327
6360785.SQ.FTS.B, Zero Cpn, 7/26/24 ... 42,063 39,325
6362421.SQ.FTS.B, Zero Cpn, 7/26/24 ... 16 16
6363931.SQ.FTS.B, Zero Cpn, 7/27/24 ... 525 516
6365244.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,040 2,989
6367525.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,388 2,332
6368053.SQ.FTS.B, Zero Cpn, 7/30/24 ... 4,466 4,358
6368728.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,325 2,112
6369494.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,556 3,447
6369909.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,713 2,651
Description
Principal
Amount Value
Block, Inc. (continued)
6370198.SQ.FTS.B, Zero Cpn, 7/30/24 ... $ 1,100 $ 992
6370285.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,998 613
6371621.SQ.FTS.B, Zero Cpn, 7/31/24 ... 10,360 6,099
6371938.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,821 2,747
6372533.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,917 1,880
6372671.SQ.FTS.B, Zero Cpn, 7/31/24 ... 830 798
6372693.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,107 940
6372714.SQ.FTS.B, Zero Cpn, 7/31/24 ... 8,989 7,171
6372961.SQ.FTS.B, Zero Cpn, 7/31/24 ... 61,560 26,962
6373735.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,384 4,042
6373834.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,936 1,425
6373877.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,513 2,448
6374394.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,474 3,274
6374599.SQ.FTS.B, Zero Cpn, 8/01/24 ... 11,661 10,519
6375767.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,677 2,542
6378866.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,681 528
6379023.SQ.FTS.B, Zero Cpn, 8/02/24 ... 187 185
6379092.SQ.FTS.B, Zero Cpn, 8/02/24 ... 954 338
6379126.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,037 996
6379377.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,738 2,678
6382243.SQ.FTS.B, Zero Cpn, 8/03/24 ... 54,460 28,232
6383527.SQ.FTS.B, Zero Cpn, 8/03/24 ... 8,290 7,753
6384023.SQ.FTS.B, Zero Cpn, 8/03/24 ... 28,334 14,739
6384961.SQ.FTS.B, Zero Cpn, 8/03/24 ... 910 405
6384969.SQ.FTS.B, Zero Cpn, 8/03/24 ... 5,287 5,119
6385195.SQ.FTS.B, Zero Cpn, 8/03/24 ... 17,356 16,895
6385264.SQ.FTS.B, Zero Cpn, 8/04/24 ... 5,164 4,981
6386181.SQ.FTS.B, Zero Cpn, 8/05/24 ... 180 147
6386635.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,423 909
6389202.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,677 1,792
6389269.SQ.FTS.B, Zero Cpn, 8/06/24 ... 5,130 1,416
6390152.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,934 1,878
6390309.SQ.FTS.B, Zero Cpn, 8/07/24 ... 9,112 8,570
6391615.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,300 2,238
6392690.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,942 2,833
6392793.SQ.FTS.B, Zero Cpn, 8/07/24 ... 902 849
6392846.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,706 2,562
6392950.SQ.FTS.B, Zero Cpn, 8/07/24 ... 552 539
6392987.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,102 2,004
6393293.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,286 3,134
6393441.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,703 2,297
6393862.SQ.FTS.B, Zero Cpn, 8/08/24 ... 9,960 9,070
6394418.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,610 4,514
6394736.SQ.FTS.B, Zero Cpn, 8/08/24 ... 5,127 4,504
6394981.SQ.FTS.B, Zero Cpn, 8/08/24 ... 276 271
6395015.SQ.FTS.B, Zero Cpn, 8/08/24 ... 545 291
6395906.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,400 1,379
6399251.SQ.FTS.B, Zero Cpn, 8/09/24 ... 942 938
6399791.SQ.FTS.B, Zero Cpn, 8/09/24 ... 930 854
6401009.SQ.FTS.B, Zero Cpn, 8/09/24 ... 1,157 1,093
6401183.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,866 2,795
6401384.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,080 2,031
6401621.SQ.FTS.B, Zero Cpn, 8/10/24 ... 7,332 6,115
6402076.SQ.FTS.B, Zero Cpn, 8/10/24 ... 566 466
6402426.SQ.FTS.B, Zero Cpn, 8/10/24 ... 28,745 16,857
6403343.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,180 2,116
6403694.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,789 1,614
6403789.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,957 879

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6403845.SQ.FTS.B, Zero Cpn, 8/10/24 ... $ 1,141 $ 1,110
6403953.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,600 1,507
6404033.SQ.FTS.B, Zero Cpn, 8/11/24 ... 2,159 1,412
6404145.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,321 1,288
6404527.SQ.FTS.B, Zero Cpn, 8/11/24 ... 892 825
6406527.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,354 3,247
6406913.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,573 5,528
6407456.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,321 1,304
6407517.SQ.FTS.B, Zero Cpn, 8/13/24 ... 667 502
6407857.SQ.FTS.B, Zero Cpn, 8/13/24 ... 6,715 6,405
6410034.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,059 2,029
6410608.SQ.FTS.B, Zero Cpn, 8/14/24 ... 23,537 11,446
6411129.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,263 1,122
6412147.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,904 1,822
6412264.SQ.FTS.B, Zero Cpn, 8/15/24 ... 798 610
6412310.SQ.FTS.B, Zero Cpn, 8/15/24 ... 180 177
6413090.SQ.FTS.B, Zero Cpn, 8/15/24 ... 14,328 3,421
6413381.SQ.FTS.B, Zero Cpn, 8/15/24 ... 9,634 9,258
6414217.SQ.FTS.B, Zero Cpn, 8/15/24 ... 20,823 15,595
6414500.SQ.FTS.B, Zero Cpn, 8/15/24 ... 23,707 21,796
6417940.SQ.FTS.B, Zero Cpn, 8/16/24 ... 6,315 6,168
6418605.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,715 1,640
6419949.SQ.FTS.B, Zero Cpn, 8/16/24 ... 21,086 20,304
6420983.SQ.FTS.B, Zero Cpn, 8/16/24 ... 7,171 6,995
6421824.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,721 3,527
6422193.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,144 2,026
6422335.SQ.FTS.B, Zero Cpn, 8/17/24 ... 543 537
6422493.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,036 931
6422559.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,621 3,299
6422816.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,080 1,064
6422872.SQ.FTS.B, Zero Cpn, 8/17/24 ... 11,937 11,731
6423716.SQ.FTS.B, Zero Cpn, 8/17/24 ... 164 162
6423780.SQ.FTS.B, Zero Cpn, 8/17/24 ... 829 798
6423847.SQ.FTS.B, Zero Cpn, 8/17/24 ... 5,259 4,859
6424176.SQ.FTS.B, Zero Cpn, 8/18/24 ... 23,042 17,927
6424759.SQ.FTS.B, Zero Cpn, 8/18/24 ... 5,396 2,828
6425057.SQ.FTS.B, Zero Cpn, 8/19/24 ... 2,891 2,826
6425295.SQ.FTS.B, Zero Cpn, 8/19/24 ... 2,974 2,815
6425371.SQ.FTS.B, Zero Cpn, 8/19/24 ... 542 536
6425728.SQ.FTS.B, Zero Cpn, 8/20/24 ... 581 570
6425836.SQ.FTS.B, Zero Cpn, 8/20/24 ... 3,218 3,117
6426051.SQ.FTS.B, Zero Cpn, 8/20/24 ... 286 280
6426378.SQ.FTS.B, Zero Cpn, 8/20/24 ... 5,058 3,894
6426769.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,558 1,452
6427044.SQ.FTS.B, Zero Cpn, 8/21/24 ... 507 495
6427394.SQ.FTS.B, Zero Cpn, 8/21/24 ... 24,524 14,131
6428486.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,794 1,705
6428704.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,294 1,263
6428786.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,743 1,328
6430083.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,165 3,227
6430693.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,463 3,896
6431015.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,371 2,957
6431580.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,134 1,077
6432176.SQ.FTS.B, Zero Cpn, 8/22/24 ... 580 572
6432819.SQ.FTS.B, Zero Cpn, 8/22/24 ... 323 307
6432973.SQ.FTS.B, Zero Cpn, 8/22/24 ... 726 705
6433051.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,321 868
6435561.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,647 1,529
Description
Principal
Amount Value
Block, Inc. (continued)
6436390.SQ.FTS.B, Zero Cpn, 8/23/24 ... $ 3,413 $ 1,969
6436784.SQ.FTS.B, Zero Cpn, 8/23/24 ... 370 363
6436884.SQ.FTS.B, Zero Cpn, 8/23/24 ... 6,323 6,095
6439473.SQ.FTS.B, Zero Cpn, 8/23/24 ... 90 85
6439581.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,467 563
6439616.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,011 2,704
6439657.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,705 1,658
6439737.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,196 2,031
6439850.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,981 3,981
6440981.SQ.FTS.B, Zero Cpn, 8/24/24 ... 12,338 10,258
6441773.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,948 2,572
6442031.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,241 2,226
6442480.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,319 2,325
6442691.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,899 1,863
6442768.SQ.FTS.B, Zero Cpn, 8/24/24 ... 15,350 15,085
6443460.SQ.FTS.B, Zero Cpn, 8/24/24 ... 8,540 5,671
6443725.SQ.FTS.B, Zero Cpn, 8/24/24 ... 3,269 1,986
6443882.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,834 1,719
6444489.SQ.FTS.B, Zero Cpn, 8/25/24 ... 364 356
6445311.SQ.FTS.B, Zero Cpn, 8/26/24 ... 4,838 4,661
6445636.SQ.FTS.B, Zero Cpn, 8/26/24 ... 6,403 4,916
6446212.SQ.FTS.B, Zero Cpn, 8/27/24 ... 401 346
6447783.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,499 2,841
6448004.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,590 1,697
6448230.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,984 6,913
6449433.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,894 2,853
6449585.SQ.FTS.B, Zero Cpn, 8/28/24 ... 786 768
6449941.SQ.FTS.B, Zero Cpn, 8/28/24 ... 7,474 7,375
6451008.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,690 1,551
6451146.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,915 1,362
6451217.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,394 4,382
6451818.SQ.FTS.B, Zero Cpn, 8/28/24 ... 32,683 23,745
6452462.SQ.FTS.B, Zero Cpn, 8/28/24 ... 655 637
6452549.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,174 2,142
6452609.SQ.FTS.B, Zero Cpn, 8/28/24 ... 231 226
6452694.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,922 1,112
6452723.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,879 224
6452738.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,146 1,105
6452770.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,783 3,429
6452903.SQ.FTS.B, Zero Cpn, 9/01/24 ... 691 630
6452942.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,882 1,837
6453032.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,582 1,562
6453434.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,450 2,368
6453799.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,006 622
6454314.SQ.FTS.B, Zero Cpn, 9/01/24 ... 6,133 4,617
6454405.SQ.FTS.B, Zero Cpn, 9/01/24 ... 22,753 21,575
6457417.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,063 2,795
6457468.SQ.FTS.B, Zero Cpn, 9/02/24 ... 85 83
6457547.SQ.FTS.B, Zero Cpn, 9/02/24 ... 51,882 27,242
6458499.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,027 1,924
6458584.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,314 3,164
6458708.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,060 1,042
6458821.SQ.FTS.B, Zero Cpn, 9/02/24 ... 952 895
6458923.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,721 6,136
6459270.SQ.FTS.B, Zero Cpn, 9/02/24 ... 21,362 19,344
6460417.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,697 3,641
6461088.SQ.FTS.B, Zero Cpn, 9/03/24 ... 3,771 3,411
6461434.SQ.FTS.B, Zero Cpn, 9/03/24 ... 9,104 8,387

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6462068.SQ.FTS.B, Zero Cpn, 9/03/24 ... $ 818 $ 785
6462310.SQ.FTS.B, Zero Cpn, 9/03/24 ... 7,937 7,649
6463011.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,201 2,153
6463337.SQ.FTS.B, Zero Cpn, 9/03/24 ... 12,162 10,001
6463659.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,718 2,635
6464039.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,732 1,545
6464078.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,585 1,350
6464356.SQ.FTS.B, Zero Cpn, 9/04/24 ... 347 335
6464361.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,920 3,612
6464459.SQ.FTS.B, Zero Cpn, 9/04/24 ... 89 87
6464466.SQ.FTS.B, Zero Cpn, 9/05/24 ... 3,261 3,108
6464558.SQ.FTS.B, Zero Cpn, 9/05/24 ... 1,189 928
6464587.SQ.FTS.B, Zero Cpn, 9/05/24 ... 5,566 5,023
6464959.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,417 4,315
6465222.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,218 2,108
6465421.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,639 1,210
6465655.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,504 1,070
6466934.SQ.FTS.B, Zero Cpn, 9/06/24 ... 862 814
6467022.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,207 4,134
6467555.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,596 2,907
6467681.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,690 2,092
6467754.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,718 5,560
6469001.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,073 1,913
6469467.SQ.FTS.B, Zero Cpn, 9/07/24 ... 380 373
6469746.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,160 2,072
6470092.SQ.FTS.B, Zero Cpn, 9/07/24 ... 4,997 3,842
6472384.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,505 1,345
6472450.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,186 4,922
6472645.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,918 1,318
6473168.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,965 7,555
6473644.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,179 9,997
6474286.SQ.FTS.B, Zero Cpn, 9/08/24 ... 7,387 5,835
6475060.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,651 4,768
6475454.SQ.FTS.B, Zero Cpn, 9/08/24 ... 2,818 1,774
6475554.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,062 2,348
6477774.SQ.FTS.B, Zero Cpn, 9/09/24 ... 51,773 35,004
6479516.SQ.FTS.B, Zero Cpn, 9/09/24 ... 376 372
6479577.SQ.FTS.B, Zero Cpn, 9/09/24 ... 33,601 32,107
6481120.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,895 2,820
6481328.SQ.FTS.B, Zero Cpn, 9/09/24 ... 9,456 5,477
6481464.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,778 7,130
6482592.SQ.FTS.B, Zero Cpn, 9/10/24 ... 8,876 8,439
6483182.SQ.FTS.B, Zero Cpn, 9/10/24 ... 9,969 9,234
6483513.SQ.FTS.B, Zero Cpn, 9/10/24 ... 8,822 5,977
6483819.SQ.FTS.B, Zero Cpn, 9/10/24 ... 11,515 10,037
6484336.SQ.FTS.B, Zero Cpn, 9/10/24 ... 22,221 14,029
6484909.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,854 2,157
6485101.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,024 2,227
6485148.SQ.FTS.B, Zero Cpn, 9/11/24 ... 8,488 5,574
6485317.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,040 1,876
6485400.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,737 3,664
6485531.SQ.FTS.B, Zero Cpn, 9/11/24 ... 1,341 1,324
6485616.SQ.FTS.B, Zero Cpn, 9/11/24 ... 7,153 6,786
6486340.SQ.FTS.B, Zero Cpn, 9/12/24 ... 983 555
6486361.SQ.FTS.B, Zero Cpn, 9/12/24 ... 3,044 2,610
6486448.SQ.FTS.B, Zero Cpn, 9/12/24 ... 5,275 4,410
6486663.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,399 6,114
6487708.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,255 3,075
Description
Principal
Amount Value
Block, Inc. (continued)
6487929.SQ.FTS.B, Zero Cpn, 9/13/24 ... $ 269 $ 257
6488356.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,633 3,284
6489083.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,816 3,806
6489330.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,582 1,401
6489483.SQ.FTS.B, Zero Cpn, 9/13/24 ... 5,141 4,883
6489711.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,794 5,772
6490385.SQ.FTS.B, Zero Cpn, 9/14/24 ... 981 926
6490736.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,736 5,430
6491440.SQ.FTS.B, Zero Cpn, 9/14/24 ... 303 302
6491504.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,082 970
6491615.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,103 2,017
6491686.SQ.FTS.B, Zero Cpn, 9/14/24 ... 7,035 6,354
6492333.SQ.FTS.B, Zero Cpn, 9/14/24 ... 186 182
6492739.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,228 2,159
6493143.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,126 3,107
6493234.SQ.FTS.B, Zero Cpn, 9/14/24 ... 7,457 7,153
6493440.SQ.FTS.B, Zero Cpn, 9/14/24 ... 862 769
6493467.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,332 1,521
6493935.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,195 1,139
6494091.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,543 1,431
6494266.SQ.FTS.B, Zero Cpn, 9/15/24 ... 14,708 11,144
6494878.SQ.FTS.B, Zero Cpn, 9/15/24 ... 611 599
6494926.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,490 4,291
6495115.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,932 1,766
6495171.SQ.FTS.B, Zero Cpn, 9/15/24 ... 7,181 6,884
6495862.SQ.FTS.B, Zero Cpn, 9/15/24 ... 177 163
6495876.SQ.FTS.B, Zero Cpn, 9/15/24 ... 7,793 7,648
6496050.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,621 733
6496082.SQ.FTS.B, Zero Cpn, 9/15/24 ... 10,934 9,205
6496235.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,870 3,715
6496559.SQ.FTS.B, Zero Cpn, 9/15/24 ... 12,355 11,676
6500163.SQ.FTS.B, Zero Cpn, 9/16/24 ... 6,059 5,759
6500689.SQ.FTS.B, Zero Cpn, 9/16/24 ... 26,247 25,189
6503026.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,566 1,217
6503133.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,242 959
6503201.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,828 1,151
6503282.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,629 1,603
6503671.SQ.FTS.B, Zero Cpn, 9/17/24 ... 6,653 6,302
6504651.SQ.FTS.B, Zero Cpn, 9/17/24 ... 10,071 8,656
6505246.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,300 3,180
6505688.SQ.FTS.B, Zero Cpn, 9/18/24 ... 592 574
6505929.SQ.FTS.B, Zero Cpn, 9/18/24 ... 187 179
6506049.SQ.FTS.B, Zero Cpn, 9/18/24 ... 3,774 3,051
6506162.SQ.FTS.B, Zero Cpn, 9/18/24 ... 806 773
6506217.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,151 194
6506478.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,388 1,328
6506564.SQ.FTS.B, Zero Cpn, 9/19/24 ... 477 468
6506649.SQ.FTS.B, Zero Cpn, 9/19/24 ... 5,369 5,245
6506988.SQ.FTS.B, Zero Cpn, 9/19/24 ... 2,585 2,007
6507269.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,876 1,802
6507459.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,426 3,709
6508052.SQ.FTS.B, Zero Cpn, 9/20/24 ... 530 499
6508186.SQ.FTS.B, Zero Cpn, 9/20/24 ... 9,173 8,799
6508534.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,474 1,769
6508622.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,695 2,397
6508745.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,094 2,044
6509112.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,183 1,153
6509173.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,363 983

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6509202.SQ.FTS.B, Zero Cpn, 9/20/24 ... $ 1,361 $ 1,340
6509277.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,957 1,907
6509330.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,631 3,534
6510832.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,724 2,677
6511032.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,164 2,085
6511241.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,984 2,913
6511428.SQ.FTS.B, Zero Cpn, 9/21/24 ... 6,790 5,812
6511781.SQ.FTS.B, Zero Cpn, 9/21/24 ... 42,308 41,085
6513331.SQ.FTS.B, Zero Cpn, 9/21/24 ... 9,081 8,755
6513636.SQ.FTS.B, Zero Cpn, 9/21/24 ... 6,661 6,370
6513891.SQ.FTS.B, Zero Cpn, 9/21/24 ... 792 744
6513921.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,428 1,396
6513946.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,522 3,466
6514102.SQ.FTS.B, Zero Cpn, 9/21/24 ... 518 514
6514328.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,684 5,539
6514843.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,133 1,417
6514979.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,231 4,831
6515207.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,530 3,333
6515564.SQ.FTS.B, Zero Cpn, 9/22/24 ... 6,185 5,997
6516752.SQ.FTS.B, Zero Cpn, 9/22/24 ... 19,067 17,601
6518779.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,125 5,948
6519017.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,514 2,208
6519119.SQ.FTS.B, Zero Cpn, 9/23/24 ... 9,876 9,631
6520171.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,512 2,209
6520294.SQ.FTS.B, Zero Cpn, 9/23/24 ... 15,942 15,360
6520794.SQ.FTS.B, Zero Cpn, 9/23/24 ... 48,825 47,399
6522390.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,703 1,656
6522552.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,376 2,311
6522783.SQ.FTS.B, Zero Cpn, 9/24/24 ... 6,426 6,296
6523267.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,889 4,697
6523516.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,383 1,046
6523578.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,294 3,295
6523846.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,488 4,293
6524017.SQ.FTS.B, Zero Cpn, 9/24/24 ... 38,788 30,685
6525367.SQ.FTS.B, Zero Cpn, 9/24/24 ... 27,702 26,046
6526051.SQ.FTS.B, Zero Cpn, 9/25/24 ... 554 550
6526119.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,280 1,218
6526245.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,010 3,914
6526432.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,729 1,669
6526489.SQ.FTS.B, Zero Cpn, 9/26/24 ... 878 818
6526591.SQ.FTS.B, Zero Cpn, 9/26/24 ... 950 930
6527011.SQ.FTS.B, Zero Cpn, 9/26/24 ... 11,169 10,848
6529184.SQ.FTS.B, Zero Cpn, 9/27/24 ... 932 913
6529284.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,233 3,642
6529391.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,508 7,299
6529703.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,349 1,207
6530839.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,450 4,269
6530993.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,443 3,187
6531074.SQ.FTS.B, Zero Cpn, 9/28/24 ... 24,833 13,087
6532045.SQ.FTS.B, Zero Cpn, 9/28/24 ... 908 893
6532409.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,688 1,650
6532458.SQ.FTS.B, Zero Cpn, 9/28/24 ... 755 745
6533333.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,093 6,793
6533670.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,446 2,973
6533786.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,543 3,426
6534257.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,610 3,280
6534305.SQ.FTS.B, Zero Cpn, 9/29/24 ... 796 679
6534326.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,208 3,069
Description
Principal
Amount Value
Block, Inc. (continued)
6534533.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 2,977 $ 2,945
6534962.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,812 3,404
6535186.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,190 3,066
6535323.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,234 4,828
6535514.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,874 2,766
6535953.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,931 4,699
6537003.SQ.FTS.B, Zero Cpn, 9/29/24 ... 274 272
6537042.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,618 3,431
6537176.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,944 4,491
6537318.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,619 2,577
6537472.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,567 504
6537801.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,704 6,891
6537905.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,109 3,927
6537991.SQ.FTS.B, Zero Cpn, 9/29/24 ... 354 342
6540738.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,210 4,020
6541317.SQ.FTS.B, Zero Cpn, 9/30/24 ... 316 304
6541353.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,745 881
6543102.SQ.FTS.B, Zero Cpn, 9/30/24 ... 11,061 10,842
6543166.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,108 1,318
6543345.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,731 2,693
6544501.SQ.FTS.B, Zero Cpn, 9/30/24 ... 13,585 10,296
6545005.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,382 4,771
6545631.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,343 6,228
6545882.SQ.FTS.B, Zero Cpn, 9/30/24 ... 16,030 13,541
6546849.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,276 4,179
6547283.SQ.FTS.B, Zero Cpn, 10/01/24 .. 411 375
6547304.SQ.FTS.B, Zero Cpn, 10/01/24 .. 992 951
6547360.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,472 1,376
6547411.SQ.FTS.B, Zero Cpn, 10/01/24 .. 22,069 17,475
6547946.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,283 1,186
6548032.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,010 966
6548177.SQ.FTS.B, Zero Cpn, 10/02/24 .. 45 45
6548750.SQ.FTS.B, Zero Cpn, 10/03/24 .. 5,376 5,256
6549184.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,179 3,106
6549425.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,150 1,095
6549603.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,473 1,312
6549954.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,107 1,908
6550151.SQ.FTS.B, Zero Cpn, 10/03/24 .. 48,874 47,471
6552110.SQ.FTS.B, Zero Cpn, 10/04/24 .. 9,240 7,931
6552948.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,811 1,089
6552996.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,976 2,805
6553144.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,480 1,428
6553220.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,862 2,826
6553336.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,140 2,109
6553419.SQ.FTS.B, Zero Cpn, 10/04/24 .. 8,443 8,369
6554242.SQ.FTS.B, Zero Cpn, 10/04/24 .. 12,631 12,170
6554875.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,349 2,265
6554986.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,283 1,258
6555041.SQ.FTS.B, Zero Cpn, 10/04/24 .. 38,246 33,407
6555644.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,724 1,497
6556002.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,487 2,334
6556175.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,109 3,057
6556395.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,760 1,955
6556964.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,016 1,595
6557065.SQ.FTS.B, Zero Cpn, 10/05/24 .. 11,678 10,920
6557603.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,423 3,281
6558022.SQ.FTS.B, Zero Cpn, 10/05/24 .. 48,538 46,710
6560193.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,574 2,088

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6560334.SQ.FTS.B, Zero Cpn, 10/06/24 .. $ 2,562 $ 2,507
6560576.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,102 2,022
6560968.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,103 984
6561336.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,077 2,047
6563116.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,091 617
6563182.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,424 1,379
6563299.SQ.FTS.B, Zero Cpn, 10/07/24 .. 828 705
6563410.SQ.FTS.B, Zero Cpn, 10/07/24 .. 6,272 5,962
6564134.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,007 1,869
6564756.SQ.FTS.B, Zero Cpn, 10/07/24 .. 7,125 6,944
6565723.SQ.FTS.B, Zero Cpn, 10/07/24 .. 438 431
6565793.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8,124 7,978
6566178.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,939 5,355
6566349.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,992 1,935
6566403.SQ.FTS.B, Zero Cpn, 10/08/24 .. 7,588 7,289
6566625.SQ.FTS.B, Zero Cpn, 10/08/24 .. 11,334 7,982
6566798.SQ.FTS.B, Zero Cpn, 10/08/24 .. 864 708
6566816.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,689 5,137
6566945.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,421 951
6566968.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,743 1,704
6567415.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,538 2,514
6567990.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,952 4,892
6568600.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,251 2,203
6569010.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,499 2,399
6569642.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,956 4,845
6569857.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,053 1,007
6569951.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,488 7,295
6570607.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,325 2,230
6570679.SQ.FTS.B, Zero Cpn, 10/10/24 .. 23,293 13,188
6571245.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,516 2,477
6571537.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,590 1,440
6571609.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,017 5,989
6571945.SQ.FTS.B, Zero Cpn, 10/11/24 .. 269 265
6572100.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,987 1,930
6572171.SQ.FTS.B, Zero Cpn, 10/11/24 .. 997 976
6572397.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,185 1,060
6572521.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,875 2,288
6572748.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,490 1,120
6573851.SQ.FTS.B, Zero Cpn, 10/11/24 .. 16,690 16,017
6574331.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,323 4,216
6575241.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,496 1,448
6575286.SQ.FTS.B, Zero Cpn, 10/12/24 .. 588 576
6575350.SQ.FTS.B, Zero Cpn, 10/12/24 .. 16,882 16,645
6576266.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,055 1,585
6577747.SQ.FTS.B, Zero Cpn, 10/12/24 .. 628 612
6577981.SQ.FTS.B, Zero Cpn, 10/12/24 .. 10,021 9,003
6580068.SQ.FTS.B, Zero Cpn, 10/13/24 .. 10,870 8,696
6580399.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,934 2,654
6580754.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,212 4,462
6580943.SQ.FTS.B, Zero Cpn, 10/13/24 .. 16,900 15,629
6581786.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,024 1,878
6581897.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,891 8,328
6582337.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,013 2,204
6582712.SQ.FTS.B, Zero Cpn, 10/13/24 .. 906 882
6582733.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,224 892
6584141.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,950 1,911
6584272.SQ.FTS.B, Zero Cpn, 10/14/24 .. 886 869
6584321.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,556 2,483
Description
Principal
Amount Value
Block, Inc. (continued)
6584430.SQ.FTS.B, Zero Cpn, 10/14/24 .. $ 2,257 $ 2,235
6584904.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,492 4,414
6585083.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,085 2,048
6585188.SQ.FTS.B, Zero Cpn, 10/14/24 .. 15,391 8,642
6585598.SQ.FTS.B, Zero Cpn, 10/14/24 .. 9,164 8,535
6585961.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,914 3,812
6586037.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,817 4,761
6586332.SQ.FTS.B, Zero Cpn, 10/14/24 .. 956 924
6586488.SQ.FTS.B, Zero Cpn, 10/14/24 .. 744 667
6586553.SQ.FTS.B, Zero Cpn, 10/14/24 .. 564 555
6586666.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,142 2,066
6586764.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,875 5,758
6586996.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,233 2,152
6587135.SQ.FTS.B, Zero Cpn, 10/15/24 .. 873 591
6587152.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,510 5,388
6587662.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,014 1,949
6587726.SQ.FTS.B, Zero Cpn, 10/16/24 .. 4,661 4,405
6587839.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,080 4,918
6588192.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,363 2,323
6588340.SQ.FTS.B, Zero Cpn, 10/17/24 .. 687 676
6588371.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,272 1,259
6588545.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,992 6,873
6589018.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,827 6,690
6589821.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,125 2,072
6589877.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,192 1,993
6589926.SQ.FTS.B, Zero Cpn, 10/17/24 .. 24,070 22,975
6591053.SQ.FTS.B, Zero Cpn, 10/17/24 .. 7,374 7,215
6591405.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,184 5,039
6591444.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,956 655
6591519.SQ.FTS.B, Zero Cpn, 10/18/24 .. 18,371 17,774
6592468.SQ.FTS.B, Zero Cpn, 10/18/24 .. 26,389 16,616
6592840.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,167 1,152
6592890.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,477 1,313
6593036.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,356 1,308
6593081.SQ.FTS.B, Zero Cpn, 10/18/24 .. 27,448 25,662
6594535.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,039 10,554
6595155.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,661 1,616
6595336.SQ.FTS.B, Zero Cpn, 10/19/24 .. 9,918 9,544
6595701.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,048 1,028
6596278.SQ.FTS.B, Zero Cpn, 10/19/24 .. 26,916 26,014
6596934.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,696 2,639
6597134.SQ.FTS.B, Zero Cpn, 10/19/24 .. 4,607 4,479
6600209.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,868 3,766
6600369.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,414 4,289
6600558.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,219 1,080
6600631.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,052 2,984
6600811.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,191 1,165
6601726.SQ.FTS.B, Zero Cpn, 10/20/24 .. 195 185
6601739.SQ.FTS.B, Zero Cpn, 10/20/24 .. 5,295 5,173
6601801.SQ.FTS.B, Zero Cpn, 10/21/24 .. 47,320 45,766
6603765.SQ.FTS.B, Zero Cpn, 10/21/24 .. 12,270 11,241
6604282.SQ.FTS.B, Zero Cpn, 10/21/24 .. 580 530
6604327.SQ.FTS.B, Zero Cpn, 10/21/24 .. 438 427
6604385.SQ.FTS.B, Zero Cpn, 10/22/24 .. 907 887
6604416.SQ.FTS.B, Zero Cpn, 10/22/24 .. 499 475
6604422.SQ.FTS.B, Zero Cpn, 10/22/24 .. 622 604
6604437.SQ.FTS.B, Zero Cpn, 10/22/24 .. 9,942 9,828
6604802.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,825 2,779

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6604895.SQ.FTS.B, Zero Cpn, 10/22/24 .. $ 6,257 $ 6,139
6605226.SQ.FTS.B, Zero Cpn, 10/23/24 .. 10,995 10,092
6605375.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,575 811
6605987.SQ.FTS.B, Zero Cpn, 10/24/24 .. 18,365 15,157
6607172.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,860 1,841
6607385.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,796 3,601
6607464.SQ.FTS.B, Zero Cpn, 10/24/24 .. 29,853 29,235
6608364.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,308 994
6608375.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,568 1,485
6608419.SQ.FTS.B, Zero Cpn, 10/24/24 .. 6,157 5,921
6608485.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,084 2,045
6608563.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,648 3,488
6608623.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,459 4,295
6608756.SQ.FTS.B, Zero Cpn, 10/25/24 .. 9,255 6,717
6609720.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,323 7,377
6610005.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,568 3,530
6610240.SQ.FTS.B, Zero Cpn, 10/25/24 .. 6,749 6,182
6610498.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,521 7,292
6610854.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,455 1,369
6610873.SQ.FTS.B, Zero Cpn, 10/25/24 .. 27,575 26,551
6611559.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,798 7,805
6611748.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,023 1,907
6612175.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,499 3,318
6612559.SQ.FTS.B, Zero Cpn, 10/26/24 .. 860 846
6612738.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,429 5,612
6613071.SQ.FTS.B, Zero Cpn, 10/26/24 .. 33,784 32,549
6614457.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,819 3,498
6614647.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,163 1,140
6614776.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,507 1,384
6614831.SQ.FTS.B, Zero Cpn, 10/26/24 .. 802 782
6614872.SQ.FTS.B, Zero Cpn, 10/26/24 .. 4,305 4,216
6616874.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,430 3,233
6617414.SQ.FTS.B, Zero Cpn, 10/27/24 .. 5,739 4,417
6617695.SQ.FTS.B, Zero Cpn, 10/27/24 .. 4,821 4,740
6618263.SQ.FTS.B, Zero Cpn, 10/27/24 .. 616 612
6618490.SQ.FTS.B, Zero Cpn, 10/27/24 .. 30 30
6618582.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,041 1,028
6619177.SQ.FTS.B, Zero Cpn, 10/27/24 .. 6,739 5,702
6619658.SQ.FTS.B, Zero Cpn, 10/27/24 .. 10,764 10,497
6620546.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,903 2,763
6620693.SQ.FTS.B, Zero Cpn, 10/28/24 .. 8,453 8,327
6621282.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,602 3,527
6621487.SQ.FTS.B, Zero Cpn, 10/28/24 .. 804 399
6621588.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,485 3,352
6621876.SQ.FTS.B, Zero Cpn, 10/28/24 .. 257 252
6622042.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,132 3,053
6622222.SQ.FTS.B, Zero Cpn, 10/28/24 .. 443 432
6622270.SQ.FTS.B, Zero Cpn, 10/28/24 .. 5,128 4,951
6622378.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,875 2,826
6622629.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,159 2,126
6623527.SQ.FTS.B, Zero Cpn, 10/28/24 .. 915 900
6623561.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,827 1,630
6623607.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,830 1,264
6624151.SQ.FTS.B, Zero Cpn, 10/29/24 .. 21,218 20,288
6624688.SQ.FTS.B, Zero Cpn, 10/29/24 .. 1,706 1,462
6624957.SQ.FTS.B, Zero Cpn, 10/30/24 .. 3,396 1,395
6625004.SQ.FTS.B, Zero Cpn, 10/30/24 .. 162 156
6625012.SQ.FTS.B, Zero Cpn, 10/30/24 .. 11,737 11,506
Description
Principal
Amount Value
Block, Inc. (continued)
6625388.SQ.FTS.B, Zero Cpn, 10/30/24 .. $ 1,323 $ 1,311
6625511.SQ.FTS.B, Zero Cpn, 10/30/24 .. 4,377 4,264
6625822.SQ.FTS.B, Zero Cpn, 11/01/24 .. 4,324 3,886
6626404.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,673 2,291
6626526.SQ.FTS.B, Zero Cpn, 11/01/24 .. 572 483
6626560.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,560 3,472
6626756.SQ.FTS.B, Zero Cpn, 11/01/24 .. 30,681 29,943
6627906.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,009 6,889
6628077.SQ.FTS.B, Zero Cpn, 11/01/24 .. 616 595
6628104.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,424 2,961
6628247.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,964 8,440
6628495.SQ.FTS.B, Zero Cpn, 11/01/24 .. 9,472 9,207
6628906.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,250 5,751
6629413.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,450 2,337
6629767.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,025 995
6629787.SQ.FTS.B, Zero Cpn, 11/02/24 .. 7,692 5,024
6629946.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,626 2,428
6630025.SQ.FTS.B, Zero Cpn, 11/02/24 .. 14,540 13,400
6630743.SQ.FTS.B, Zero Cpn, 11/02/24 .. 9,764 9,354
6631137.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,220 1,162
6631651.SQ.FTS.B, Zero Cpn, 11/02/24 .. 910 862
6631689.SQ.FTS.B, Zero Cpn, 11/02/24 .. 14,956 14,433
6632388.SQ.FTS.B, Zero Cpn, 11/02/24 .. 6,006 4,017
6632563.SQ.FTS.B, Zero Cpn, 11/02/24 .. 594 584
6633124.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,625 2,478
6633231.SQ.FTS.B, Zero Cpn, 11/03/24 .. 716 684
6633292.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,465 2,369
6634473.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,239 1,194
6634505.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,088 1,050
6634580.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,285 2,191
6634647.SQ.FTS.B, Zero Cpn, 11/03/24 .. 8,385 8,180
6634848.SQ.FTS.B, Zero Cpn, 11/03/24 .. 11,122 9,544
6635306.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,668 2,467
6635374.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,245 1,068
6635391.SQ.FTS.B, Zero Cpn, 11/03/24 .. 24,915 24,408
6637887.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,330 1,293
6638301.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,887 4,803
6638629.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,632 2,496
6639032.SQ.FTS.B, Zero Cpn, 11/04/24 .. 12,807 10,091
6639430.SQ.FTS.B, Zero Cpn, 11/04/24 .. 163 161
6639559.SQ.FTS.B, Zero Cpn, 11/04/24 .. 166 163
6639798.SQ.FTS.B, Zero Cpn, 11/04/24 .. 294 289
6639843.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,071 1,330
6639899.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,729 2,141
6640094.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,117 1,292
6640162.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,316 1,282
6640238.SQ.FTS.B, Zero Cpn, 11/04/24 .. 9,113 8,782
6640554.SQ.FTS.B, Zero Cpn, 11/04/24 .. 915 872
6640568.SQ.FTS.B, Zero Cpn, 11/04/24 .. 286 282
6640769.SQ.FTS.B, Zero Cpn, 11/04/24 .. 16,188 15,760
6641366.SQ.FTS.B, Zero Cpn, 11/05/24 .. 342 298
6641408.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,039 841
6641527.SQ.FTS.B, Zero Cpn, 11/05/24 .. 8,113 7,216
6641788.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,794 1,683
6641907.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,766 2,586
6642090.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,372 1,849
6642127.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,889 1,842
6642261.SQ.FTS.B, Zero Cpn, 11/05/24 .. 914 888

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6642327.SQ.FTS.B, Zero Cpn, 11/05/24 .. $ 3,788 $ 3,424
6642469.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,058 1,047
6642636.SQ.FTS.B, Zero Cpn, 11/05/24 .. 24,035 23,354
6643396.SQ.FTS.B, Zero Cpn, 11/05/24 .. 5,385 5,015
6644191.SQ.FTS.B, Zero Cpn, 11/05/24 .. 51,928 50,173
6644584.SQ.FTS.B, Zero Cpn, 11/06/24 .. 6,323 6,115
6645017.SQ.FTS.B, Zero Cpn, 11/06/24 .. 948 901
6645052.SQ.FTS.B, Zero Cpn, 11/06/24 .. 3,077 3,002
6645190.SQ.FTS.B, Zero Cpn, 11/06/24 .. 4,352 4,186
6645308.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,195 1,177
6645366.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,529 1,473
6645497.SQ.FTS.B, Zero Cpn, 11/07/24 .. 4,810 4,770
6646093.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,220 2,139
6646233.SQ.FTS.B, Zero Cpn, 11/08/24 .. 372 366
6647296.SQ.FTS.B, Zero Cpn, 11/08/24 .. 4,104 3,551
6647698.SQ.FTS.B, Zero Cpn, 11/08/24 .. 571 566
6648033.SQ.FTS.B, Zero Cpn, 11/08/24 .. 7,281 6,401
6648232.SQ.FTS.B, Zero Cpn, 11/08/24 .. 22,805 21,741
6649005.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,121 2,061
6649077.SQ.FTS.B, Zero Cpn, 11/08/24 .. 11,143 10,690
6649600.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,992 1,640
6649660.SQ.FTS.B, Zero Cpn, 11/09/24 .. 2,509 2,320
6649882.SQ.FTS.B, Zero Cpn, 11/09/24 .. 738 544
6649911.SQ.FTS.B, Zero Cpn, 11/09/24 .. 5,672 5,571
6650629.SQ.FTS.B, Zero Cpn, 11/09/24 .. 3,552 3,281
6650770.SQ.FTS.B, Zero Cpn, 11/09/24 .. 19,709 17,681
6651402.SQ.FTS.B, Zero Cpn, 11/09/24 .. 2,701 2,380
6651437.SQ.FTS.B, Zero Cpn, 11/09/24 .. 905 527
6651688.SQ.FTS.B, Zero Cpn, 11/09/24 .. 54,046 48,588
6652967.SQ.FTS.B, Zero Cpn, 11/10/24 .. 5,236 5,031
6653184.SQ.FTS.B, Zero Cpn, 11/10/24 .. 10,834 10,465
6653850.SQ.FTS.B, Zero Cpn, 11/10/24 .. 803 778
6653918.SQ.FTS.B, Zero Cpn, 11/10/24 .. 904 843
6653960.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,634 1,552
6654077.SQ.FTS.B, Zero Cpn, 11/10/24 .. 11,771 11,442
6654402.SQ.FTS.B, Zero Cpn, 11/10/24 .. 533 530
6654448.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,430 3,332
6654571.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,564 2,520
6654712.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,104 2,050
6654772.SQ.FTS.B, Zero Cpn, 11/10/24 .. 11,508 10,985
6655117.SQ.FTS.B, Zero Cpn, 11/10/24 .. 556 544
6655130.SQ.FTS.B, Zero Cpn, 11/10/24 .. 983 705
6655176.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,001 2,833
6655279.SQ.FTS.B, Zero Cpn, 11/10/24 .. 8,644 6,164
6655452.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,750 2,478
6655499.SQ.FTS.B, Zero Cpn, 11/10/24 .. 406 372
6655538.SQ.FTS.B, Zero Cpn, 11/10/24 .. 8,248 5,042
6655825.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,627 3,509
6655894.SQ.FTS.B, Zero Cpn, 11/10/24 .. 7,257 6,564
6657882.SQ.FTS.B, Zero Cpn, 11/11/24 .. 67,715 53,265
6660329.SQ.FTS.B, Zero Cpn, 11/11/24 .. 27,421 26,666
6661587.SQ.FTS.B, Zero Cpn, 11/12/24 .. 5,216 3,834
6662189.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,205 2,568
6662341.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,376 2,222
6662501.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,546 1,878
6662596.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,059 969
6662849.SQ.FTS.B, Zero Cpn, 11/12/24 .. 4,483 3,754
6662933.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,474 1,370
Description
Principal
Amount Value
Block, Inc. (continued)
6662983.SQ.FTS.B, Zero Cpn, 11/12/24 .. $ 2,969 $ 2,677
6663098.SQ.FTS.B, Zero Cpn, 11/12/24 .. 20,236 19,272
6663871.SQ.FTS.B, Zero Cpn, 11/12/24 .. 5,802 5,576
6664005.SQ.FTS.B, Zero Cpn, 11/12/24 .. 5,426 2,293
6664093.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,860 1,820
6664138.SQ.FTS.B, Zero Cpn, 11/12/24 .. 879 592
6664180.SQ.FTS.B, Zero Cpn, 11/12/24 .. 7,830 7,643
6664532.SQ.FTS.B, Zero Cpn, 11/12/24 .. 560 523
6664549.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,704 2,550
6664703.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,322 1,702
6664793.SQ.FTS.B, Zero Cpn, 11/13/24 .. 11,138 10,076
6664985.SQ.FTS.B, Zero Cpn, 11/13/24 .. 544 532
6664999.SQ.FTS.B, Zero Cpn, 11/13/24 .. 3,137 3,082
6665128.SQ.FTS.B, Zero Cpn, 11/13/24 .. 4,283 4,081
6665226.SQ.FTS.B, Zero Cpn, 11/13/24 .. 10,147 9,487
6665478.SQ.FTS.B, Zero Cpn, 11/13/24 .. 535 527
6665514.SQ.FTS.B, Zero Cpn, 11/14/24 .. 1,573 1,534
6665553.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,501 2,216
6665588.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,535 2,399
6665744.SQ.FTS.B, Zero Cpn, 11/14/24 .. 351 339
6665779.SQ.FTS.B, Zero Cpn, 11/14/24 .. 1,293 739
6665796.SQ.FTS.B, Zero Cpn, 11/14/24 .. 986 958
6665868.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,791 2,197
6665968.SQ.FTS.B, Zero Cpn, 11/14/24 .. 777 734
6666009.SQ.FTS.B, Zero Cpn, 11/14/24 .. 7,269 7,140
6666581.SQ.FTS.B, Zero Cpn, 11/15/24 .. 15,082 14,634
6667637.SQ.FTS.B, Zero Cpn, 11/15/24 .. 9,410 9,227
6668267.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,304 2,275
6668411.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,289 1,250
6668497.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,039 1,916
6668558.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,994 1,952
6668630.SQ.FTS.B, Zero Cpn, 11/15/24 .. 614 600
6668701.SQ.FTS.B, Zero Cpn, 11/15/24 .. 591 574
6668714.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,947 1,890
6668780.SQ.FTS.B, Zero Cpn, 11/15/24 .. 9,355 6,532
6668981.SQ.FTS.B, Zero Cpn, 11/15/24 .. 6,316 5,687
6669111.SQ.FTS.B, Zero Cpn, 11/15/24 .. 142 140
6669161.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,393 5,158
6669301.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,825 1,185
6669342.SQ.FTS.B, Zero Cpn, 11/15/24 .. 768 719
6669357.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,575 3,500
6669451.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,128 3,644
6669508.SQ.FTS.B, Zero Cpn, 11/15/24 .. 6,293 5,693
6669674.SQ.FTS.B, Zero Cpn, 11/15/24 .. 877 745
6669707.SQ.FTS.B, Zero Cpn, 11/15/24 .. 23,804 19,999
6670037.SQ.FTS.B, Zero Cpn, 11/16/24 .. 6,805 4,218
6670357.SQ.FTS.B, Zero Cpn, 11/16/24 .. 9,511 8,015
6671398.SQ.FTS.B, Zero Cpn, 11/16/24 .. 10,903 10,666
6671816.SQ.FTS.B, Zero Cpn, 11/16/24 .. 17,096 16,551
6672262.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,864 2,641
6672313.SQ.FTS.B, Zero Cpn, 11/16/24 .. 5,132 4,898
6672424.SQ.FTS.B, Zero Cpn, 11/16/24 .. 49,874 37,254
6673493.SQ.FTS.B, Zero Cpn, 11/17/24 .. 5,235 4,901
6673736.SQ.FTS.B, Zero Cpn, 11/17/24 .. 23,899 22,514
6674753.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,484 2,420
6674843.SQ.FTS.B, Zero Cpn, 11/17/24 .. 825 736
6674912.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,193 1,086
6674961.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,115 5,552

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6675190.SQ.FTS.B, Zero Cpn, 11/17/24 .. $ 2,974 $ 2,887
6675254.SQ.FTS.B, Zero Cpn, 11/17/24 .. 5,891 5,785
6675448.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,329 2,263
6675558.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,074 2,267
6675711.SQ.FTS.B, Zero Cpn, 11/17/24 .. 5,328 5,167
6675891.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,467 891
6675926.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,538 2,387
6676011.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,852 1,712
6676172.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,831 1,779
6676401.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,941 3,357
6676490.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,423 1,394
6678245.SQ.FTS.B, Zero Cpn, 11/18/24 .. 6,531 5,581
6678636.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,232 1,199
6678696.SQ.FTS.B, Zero Cpn, 11/18/24 .. 19,755 16,904
6679343.SQ.FTS.B, Zero Cpn, 11/18/24 .. 7,696 6,939
6679671.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,300 1,283
6679858.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,072 2,042
6680333.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,313 2,254
6680421.SQ.FTS.B, Zero Cpn, 11/18/24 .. 18,859 17,579
6680996.SQ.FTS.B, Zero Cpn, 11/18/24 .. 8,203 8,101
6681393.SQ.FTS.B, Zero Cpn, 11/18/24 .. 3,914 3,121
6681455.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,538 2,487
6681539.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,250 2,186
6681578.SQ.FTS.B, Zero Cpn, 11/18/24 .. 11,163 9,567
6681705.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,389 4,254
6681987.SQ.FTS.B, Zero Cpn, 11/19/24 .. 7,920 7,691
6682519.SQ.FTS.B, Zero Cpn, 11/19/24 .. 3,141 2,847
6682625.SQ.FTS.B, Zero Cpn, 11/19/24 .. 3,914 3,792
6682751.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,044 966
6682841.SQ.FTS.B, Zero Cpn, 11/19/24 .. 10,445 10,161
6683722.SQ.FTS.B, Zero Cpn, 11/19/24 .. 3,081 3,043
6683810.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,041 1,527
6683849.SQ.FTS.B, Zero Cpn, 11/19/24 .. 923 566
6683861.SQ.FTS.B, Zero Cpn, 11/19/24 .. 26,813 26,049
6684387.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,197 661
6684426.SQ.FTS.B, Zero Cpn, 11/19/24 .. 467 444
6684507.SQ.FTS.B, Zero Cpn, 11/19/24 .. 452 425
6684513.SQ.FTS.B, Zero Cpn, 11/19/24 .. 5,979 5,601
6684869.SQ.FTS.B, Zero Cpn, 11/19/24 .. 9,322 8,464
6685009.SQ.FTS.B, Zero Cpn, 11/20/24 .. 6,241 5,703
6685109.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,844 1,816
6685359.SQ.FTS.B, Zero Cpn, 11/20/24 .. 924 842
6685425.SQ.FTS.B, Zero Cpn, 11/20/24 .. 5,793 5,267
6685503.SQ.FTS.B, Zero Cpn, 11/20/24 .. 941 884
6685741.SQ.FTS.B, Zero Cpn, 11/21/24 .. 13,613 10,831
6685907.SQ.FTS.B, Zero Cpn, 11/21/24 .. 7,735 6,864
6686035.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,491 2,275
6686086.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,029 1,940
6686120.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,458 1,355
6686170.SQ.FTS.B, Zero Cpn, 11/21/24 .. 9,819 9,370
6686639.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,144 1,111
6686940.SQ.FTS.B, Zero Cpn, 11/22/24 .. 6,857 5,740
6687230.SQ.FTS.B, Zero Cpn, 11/22/24 .. 5,366 5,210
6687436.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,416 1,385
6687496.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,870 1,803
6687558.SQ.FTS.B, Zero Cpn, 11/22/24 .. 28,579 27,280
6688457.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,848 3,455
6688623.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,557 2,082
Description
Principal
Amount Value
Block, Inc. (continued)
6688688.SQ.FTS.B, Zero Cpn, 11/22/24 .. $ 5,441 $ 5,227
6688820.SQ.FTS.B, Zero Cpn, 11/22/24 .. 6,093 4,074
6688906.SQ.FTS.B, Zero Cpn, 11/22/24 .. 7,850 7,604
6689152.SQ.FTS.B, Zero Cpn, 11/22/24 .. 17,884 17,455
6689641.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,436 4,402
6689856.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,087 3,209
6689979.SQ.FTS.B, Zero Cpn, 11/23/24 .. 21,885 19,861
6691158.SQ.FTS.B, Zero Cpn, 11/23/24 .. 14,329 13,752
6691806.SQ.FTS.B, Zero Cpn, 11/23/24 .. 2,252 2,206
6692002.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,321 3,914
6692234.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,774 4,592
6692529.SQ.FTS.B, Zero Cpn, 11/23/24 .. 6,963 6,467
6692715.SQ.FTS.B, Zero Cpn, 11/23/24 .. 41,079 39,921
6693422.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,568 1,431
6693487.SQ.FTS.B, Zero Cpn, 11/24/24 .. 813 789
6693747.SQ.FTS.B, Zero Cpn, 11/24/24 .. 465 453
6693785.SQ.FTS.B, Zero Cpn, 11/24/24 .. 7,802 7,335
6694025.SQ.FTS.B, Zero Cpn, 11/24/24 .. 8,037 7,705
6694499.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,730 1,684
6695405.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,532 1,486
6695705.SQ.FTS.B, Zero Cpn, 11/24/24 .. 19,660 17,895
6696070.SQ.FTS.B, Zero Cpn, 11/24/24 .. 10,677 9,690
6696323.SQ.FTS.B, Zero Cpn, 11/24/24 .. 10,148 9,554
6699675.SQ.FTS.B, Zero Cpn, 11/25/24 .. 6,630 6,051
6699890.SQ.FTS.B, Zero Cpn, 11/25/24 .. 8,391 8,018
6700802.SQ.FTS.B, Zero Cpn, 11/25/24 .. 43,134 41,824
6702969.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,168 3,070
6703046.SQ.FTS.B, Zero Cpn, 11/25/24 .. 6,296 6,114
6703676.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,372 1,279
6703703.SQ.FTS.B, Zero Cpn, 11/25/24 .. 35,077 34,026
6704085.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,035 1,943
6706191.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,457 3,159
6706675.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,175 3,931
6707223.SQ.FTS.B, Zero Cpn, 11/27/24 .. 2,623 2,270
6707845.SQ.FTS.B, Zero Cpn, 11/27/24 .. 1,968 1,925
6707897.SQ.FTS.B, Zero Cpn, 11/27/24 .. 17,306 16,660
6708277.SQ.FTS.B, Zero Cpn, 11/28/24 .. 7,459 7,272
6708472.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,560 1,532
6708506.SQ.FTS.B, Zero Cpn, 11/28/24 .. 6,763 6,497
6708729.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,218 1,187
6708811.SQ.FTS.B, Zero Cpn, 11/29/24 .. 7,103 6,875
6708987.SQ.FTS.B, Zero Cpn, 11/29/24 .. 7,002 6,381
6709316.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,131 747
6709323.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,657 3,582
6709403.SQ.FTS.B, Zero Cpn, 11/29/24 .. 18,159 16,557
6709785.SQ.FTS.B, Zero Cpn, 11/30/24 .. 11,786 11,473
6714012.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,795 1,349
6714287.SQ.FTS.B, Zero Cpn, 11/30/24 .. 6,478 6,293
6714559.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,122 773
6714594.SQ.FTS.B, Zero Cpn, 11/30/24 .. 3,186 3,113
6714782.SQ.FTS.B, Zero Cpn, 11/30/24 .. 3,584 3,542
6715158.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,883 1,521
6715261.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,539 1,395
6715308.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,575 2,071
6715568.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,172 1,128
6715622.SQ.FTS.B, Zero Cpn, 11/30/24 .. 3,538 2,822
6715777.SQ.FTS.B, Zero Cpn, 11/30/24 .. 452 436
6715798.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,672 1,611

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6716032.SQ.FTS.B, Zero Cpn, 11/30/24 .. $ 7,020 $ 6,569
6716198.SQ.FTS.B, Zero Cpn, 11/30/24 .. 10,360 9,815
6718425.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,542 3,464
6718586.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,209 4,073
6718749.SQ.FTS.B, Zero Cpn, 12/01/24 .. 674 652
6718776.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,866 1,837
6719072.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,801 1,652
6719144.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,993 1,923
6719310.SQ.FTS.B, Zero Cpn, 12/01/24 .. 5,645 5,420
6719669.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,383 1,295
6719710.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,024 1,970
6719810.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,688 807
6719896.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,618 2,561
6719998.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,268 1,221
6720277.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,725 1,679
6720355.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,317 2,307
6720557.SQ.FTS.B, Zero Cpn, 12/01/24 .. 8,661 8,522
6720935.SQ.FTS.B, Zero Cpn, 12/01/24 .. 830 663
6720946.SQ.FTS.B, Zero Cpn, 12/01/24 .. 13,905 12,767
6721312.SQ.FTS.B, Zero Cpn, 12/01/24 .. 26,948 26,171
6722018.SQ.FTS.B, Zero Cpn, 12/02/24 .. 258 245
6722086.SQ.FTS.B, Zero Cpn, 12/02/24 .. 13,479 12,657
6722689.SQ.FTS.B, Zero Cpn, 12/02/24 .. 2,367 2,221
6722820.SQ.FTS.B, Zero Cpn, 12/02/24 .. 5,606 5,466
6723980.SQ.FTS.B, Zero Cpn, 12/02/24 .. 6,857 5,965
6724171.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,376 3,569
6724303.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,425 4,051
6724464.SQ.FTS.B, Zero Cpn, 12/02/24 .. 9,907 7,056
6724791.SQ.FTS.B, Zero Cpn, 12/02/24 .. 776 746
6724841.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,695 4,605
6725014.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,731 1,676
6725080.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,284 4,108
6725346.SQ.FTS.B, Zero Cpn, 12/02/24 .. 182 178
6725388.SQ.FTS.B, Zero Cpn, 12/02/24 .. 17,587 17,358
6725593.SQ.FTS.B, Zero Cpn, 12/03/24 .. 5,022 4,883
6725712.SQ.FTS.B, Zero Cpn, 12/03/24 .. 13,489 9,320
6726004.SQ.FTS.B, Zero Cpn, 12/03/24 .. 12,056 11,739
6726296.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,053 1,011
6726320.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,826 2,712
6726451.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,384 2,293
6726510.SQ.FTS.B, Zero Cpn, 12/04/24 .. 7,147 6,176
6727020.SQ.FTS.B, Zero Cpn, 12/05/24 .. 7,484 6,856
6727643.SQ.FTS.B, Zero Cpn, 12/05/24 .. 11,887 11,398
6728151.SQ.FTS.B, Zero Cpn, 12/05/24 .. 420 416
6728190.SQ.FTS.B, Zero Cpn, 12/05/24 .. 37,538 36,412
6729082.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,491 1,447
6729129.SQ.FTS.B, Zero Cpn, 12/05/24 .. 929 880
6729149.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,779 1,726
6729195.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,168 1,143
6729242.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,527 2,326
6729311.SQ.FTS.B, Zero Cpn, 12/05/24 .. 16,422 14,698
6729657.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,548 3,403
6729710.SQ.FTS.B, Zero Cpn, 12/05/24 .. 363 354
6729723.SQ.FTS.B, Zero Cpn, 12/05/24 .. 4,485 3,052
6729777.SQ.FTS.B, Zero Cpn, 12/05/24 .. 808 797
6729866.SQ.FTS.B, Zero Cpn, 12/05/24 .. 743 727
6729931.SQ.FTS.B, Zero Cpn, 12/05/24 .. 5,439 4,370
6730115.SQ.FTS.B, Zero Cpn, 12/05/24 .. 4,943 4,788
Description
Principal
Amount Value
Block, Inc. (continued)
6730198.SQ.FTS.B, Zero Cpn, 12/06/24 .. $ 27,198 $ 26,124
6730881.SQ.FTS.B, Zero Cpn, 12/06/24 .. 10,365 7,353
6731182.SQ.FTS.B, Zero Cpn, 12/06/24 .. 968 950
6731255.SQ.FTS.B, Zero Cpn, 12/06/24 .. 6,598 6,309
6731762.SQ.FTS.B, Zero Cpn, 12/06/24 .. 2,229 2,168
6731838.SQ.FTS.B, Zero Cpn, 12/06/24 .. 24,528 22,305
6732398.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,043 947
6732421.SQ.FTS.B, Zero Cpn, 12/06/24 .. 520 501
6732450.SQ.FTS.B, Zero Cpn, 12/06/24 .. 313 305
6732463.SQ.FTS.B, Zero Cpn, 12/06/24 .. 13,021 12,707
6732866.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,775 4,304
6733011.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,666 1,644
6733136.SQ.FTS.B, Zero Cpn, 12/06/24 .. 2,748 2,557
6733215.SQ.FTS.B, Zero Cpn, 12/06/24 .. 34,261 29,877
6733823.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,450 2,368
6733936.SQ.FTS.B, Zero Cpn, 12/07/24 .. 432 428
6734003.SQ.FTS.B, Zero Cpn, 12/07/24 .. 8,550 8,201
6734265.SQ.FTS.B, Zero Cpn, 12/07/24 .. 885 873
6734339.SQ.FTS.B, Zero Cpn, 12/07/24 .. 92 91
6734359.SQ.FTS.B, Zero Cpn, 12/07/24 .. 7,724 7,219
6734573.SQ.FTS.B, Zero Cpn, 12/07/24 .. 19,068 18,330
6735986.SQ.FTS.B, Zero Cpn, 12/07/24 .. 5,312 5,129
6736202.SQ.FTS.B, Zero Cpn, 12/07/24 .. 7,216 6,969
6736471.SQ.FTS.B, Zero Cpn, 12/07/24 .. 6,980 6,600
6736791.SQ.FTS.B, Zero Cpn, 12/07/24 .. 15,369 14,742
6737164.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,143 2,100
6737291.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,651 1,540
6737529.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,744 1,705
6739517.SQ.FTS.B, Zero Cpn, 12/08/24 .. 7,879 7,232
6739796.SQ.FTS.B, Zero Cpn, 12/08/24 .. 558 533
6740942.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,236 1,110
6741000.SQ.FTS.B, Zero Cpn, 12/08/24 .. 28,516 27,159
6742103.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,223 1,097
6742131.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,807 4,678
6742865.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,854 3,801
6743009.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,667 1,576
6743084.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,024 936
6743133.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,406 1,322
6743331.SQ.FTS.B, Zero Cpn, 12/09/24 .. 11,171 9,210
6743834.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,819 3,663
6744187.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,413 1,358
6744250.SQ.FTS.B, Zero Cpn, 12/09/24 .. 13,155 12,622
6744669.SQ.FTS.B, Zero Cpn, 12/09/24 .. 14,453 14,091
6745048.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,093 2,971
6745247.SQ.FTS.B, Zero Cpn, 12/09/24 .. 775 721
6745298.SQ.FTS.B, Zero Cpn, 12/09/24 .. 8,023 7,517
6745936.SQ.FTS.B, Zero Cpn, 12/09/24 .. 513 481
6745957.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,046 2,838
6746047.SQ.FTS.B, Zero Cpn, 12/09/24 .. 622 608
6746092.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,629 1,608
6746164.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,551 1,355
6746227.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,163 1,045
6746243.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,952 3,768
6746303.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,852 2,808
6746382.SQ.FTS.B, Zero Cpn, 12/09/24 .. 6,374 6,174
6746489.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,516 2,345
6746574.SQ.FTS.B, Zero Cpn, 12/09/24 .. 317 313
6746610.SQ.FTS.B, Zero Cpn, 12/09/24 .. 37,721 35,222

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6746683.SQ.FTS.B, Zero Cpn, 12/10/24 .. $ 2,260 $ 2,100
6746867.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,421 3,265
6746947.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,143 1,092
6746977.SQ.FTS.B, Zero Cpn, 12/10/24 .. 16,015 11,213
6747181.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,300 1,289
6747280.SQ.FTS.B, Zero Cpn, 12/10/24 .. 5,764 5,484
6747381.SQ.FTS.B, Zero Cpn, 12/11/24 .. 3,278 3,183
6747474.SQ.FTS.B, Zero Cpn, 12/11/24 .. 8,829 8,610
6747704.SQ.FTS.B, Zero Cpn, 12/11/24 .. 7,799 7,582
6747900.SQ.FTS.B, Zero Cpn, 12/11/24 .. 2,153 2,046
6747947.SQ.FTS.B, Zero Cpn, 12/11/24 .. 6,796 5,967
6748221.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,816 2,747
6748908.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,397 2,292
6749058.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,772 4,606
6749321.SQ.FTS.B, Zero Cpn, 12/12/24 .. 13,498 13,246
6749922.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,976 1,898
6749980.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,151 2,960
6750119.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,892 1,815
6750163.SQ.FTS.B, Zero Cpn, 12/12/24 .. 509 501
6750186.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,883 2,795
6750262.SQ.FTS.B, Zero Cpn, 12/12/24 .. 673 648
6750281.SQ.FTS.B, Zero Cpn, 12/12/24 .. 518 508
6750314.SQ.FTS.B, Zero Cpn, 12/12/24 .. 5,361 5,080
6750452.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,722 1,681
6750503.SQ.FTS.B, Zero Cpn, 12/12/24 .. 7,710 7,321
6750663.SQ.FTS.B, Zero Cpn, 12/12/24 .. 6,099 5,873
6750803.SQ.FTS.B, Zero Cpn, 12/12/24 .. 9,282 8,723
6751389.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,191 1,115
6751424.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,954 4,698
6751956.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,613 1,586
6752389.SQ.FTS.B, Zero Cpn, 12/13/24 .. 14,088 13,615
6753008.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,957 5,206
6753247.SQ.FTS.B, Zero Cpn, 12/13/24 .. 14,294 11,886
6753622.SQ.FTS.B, Zero Cpn, 12/13/24 .. 3,114 2,954
6753796.SQ.FTS.B, Zero Cpn, 12/13/24 .. 14,161 13,862
6754810.SQ.FTS.B, Zero Cpn, 12/13/24 .. 978 860
6754849.SQ.FTS.B, Zero Cpn, 12/13/24 .. 17,770 17,184
6755408.SQ.FTS.B, Zero Cpn, 12/14/24 .. 982 968
6755575.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,066 1,972
6755643.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,107 2,723
6755759.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,095 1,026
6755811.SQ.FTS.B, Zero Cpn, 12/14/24 .. 7,190 6,964
6756228.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,068 1,504
6756294.SQ.FTS.B, Zero Cpn, 12/14/24 .. 6,598 4,814
6756506.SQ.FTS.B, Zero Cpn, 12/14/24 .. 6,887 6,608
6756782.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,824 1,619
6756818.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,179 2,092
6756921.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,955 5,404
6757116.SQ.FTS.B, Zero Cpn, 12/14/24 .. 708 671
6757140.SQ.FTS.B, Zero Cpn, 12/14/24 .. 8,356 8,020
6757268.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,890 4,698
6757454.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,668 2,539
6757541.SQ.FTS.B, Zero Cpn, 12/14/24 .. 7,599 6,956
6758000.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,477 1,452
6758068.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,170 2,041
6758148.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,371 1,302
6758188.SQ.FTS.B, Zero Cpn, 12/14/24 .. 721 714
6758233.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,975 1,894
Description
Principal
Amount Value
Block, Inc. (continued)
6758298.SQ.FTS.B, Zero Cpn, 12/14/24 .. $ 45,236 $ 43,731
6762124.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,524 1,464
6762246.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,026 1,599
6762339.SQ.FTS.B, Zero Cpn, 12/15/24 .. 11,310 10,954
6763242.SQ.FTS.B, Zero Cpn, 12/15/24 .. 19,346 18,541
6764023.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,185 1,190
6764093.SQ.FTS.B, Zero Cpn, 12/15/24 .. 11,203 10,761
6764489.SQ.FTS.B, Zero Cpn, 12/15/24 .. 31,522 27,719
6765245.SQ.FTS.B, Zero Cpn, 12/15/24 .. 47,605 43,125
6765822.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,962 2,887
6766799.SQ.FTS.B, Zero Cpn, 12/16/24 .. 53,348 51,906
6768969.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,174 2,124
6769042.SQ.FTS.B, Zero Cpn, 12/17/24 .. 1,577 1,499
6769066.SQ.FTS.B, Zero Cpn, 12/17/24 .. 8,090 7,821
6769341.SQ.FTS.B, Zero Cpn, 12/17/24 .. 8,511 7,050
6769494.SQ.FTS.B, Zero Cpn, 12/17/24 .. 1,843 1,750
6769533.SQ.FTS.B, Zero Cpn, 12/17/24 .. 5,414 5,317
6769728.SQ.FTS.B, Zero Cpn, 12/18/24 .. 5,003 4,812
6769864.SQ.FTS.B, Zero Cpn, 12/18/24 .. 9,309 8,952
6770345.SQ.FTS.B, Zero Cpn, 12/19/24 .. 6,430 6,215
6770530.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,236 1,186
6770555.SQ.FTS.B, Zero Cpn, 12/19/24 .. 6,861 6,290
6770741.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,068 3,006
6770869.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,126 2,073
6770923.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,460 3,310
6770986.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,085 1,064
6771027.SQ.FTS.B, Zero Cpn, 12/19/24 .. 6,031 5,882
6771134.SQ.FTS.B, Zero Cpn, 12/19/24 .. 18,561 11,998
6771304.SQ.FTS.B, Zero Cpn, 12/19/24 .. 28,081 26,961
6772311.SQ.FTS.B, Zero Cpn, 12/20/24 .. 51,661 49,859
6773708.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,111 1,082
6773812.SQ.FTS.B, Zero Cpn, 12/20/24 .. 532 511
6773825.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,697 5,208
6773883.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,911 3,702
6773985.SQ.FTS.B, Zero Cpn, 12/20/24 .. 10,755 10,256
6774211.SQ.FTS.B, Zero Cpn, 12/20/24 .. 10,921 10,565
6774360.SQ.FTS.B, Zero Cpn, 12/20/24 .. 11,687 11,158
6774551.SQ.FTS.B, Zero Cpn, 12/20/24 .. 17,810 16,955
6774838.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,501 1,475
6774854.SQ.FTS.B, Zero Cpn, 12/20/24 .. 950 912
6774858.SQ.FTS.B, Zero Cpn, 12/20/24 .. 28,434 27,613
6774958.SQ.FTS.B, Zero Cpn, 12/21/24 .. 16,865 16,263
6775668.SQ.FTS.B, Zero Cpn, 12/21/24 .. 782 608
6775693.SQ.FTS.B, Zero Cpn, 12/21/24 .. 7,321 6,534
6775850.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,368 3,231
6775919.SQ.FTS.B, Zero Cpn, 12/21/24 .. 25,145 20,999
6776459.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,081 1,058
6776500.SQ.FTS.B, Zero Cpn, 12/21/24 .. 57,779 56,262
6777834.SQ.FTS.B, Zero Cpn, 12/21/24 .. 725 710
6779448.SQ.FTS.B, Zero Cpn, 12/22/24 .. 4,109 3,947
6779581.SQ.FTS.B, Zero Cpn, 12/22/24 .. 32,005 28,356
6780851.SQ.FTS.B, Zero Cpn, 12/22/24 .. 854 835
6781139.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,894 1,846
6781202.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,179 2,083
6781272.SQ.FTS.B, Zero Cpn, 12/22/24 .. 50,519 46,165
6782880.SQ.FTS.B, Zero Cpn, 12/23/24 .. 6,191 5,994
6783247.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,900 1,786
6783369.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,851 1,687

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6783442.SQ.FTS.B, Zero Cpn, 12/23/24 .. $ 2,414 $ 2,270
6783863.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,676 1,467
6784214.SQ.FTS.B, Zero Cpn, 12/23/24 .. 15,199 14,403
6784735.SQ.FTS.B, Zero Cpn, 12/23/24 .. 25,986 25,315
6785742.SQ.FTS.B, Zero Cpn, 12/23/24 .. 3,492 3,339
6785833.SQ.FTS.B, Zero Cpn, 12/23/24 .. 8,905 8,787
6787099.SQ.FTS.B, Zero Cpn, 12/25/24 .. 6,406 6,191
6787540.SQ.FTS.B, Zero Cpn, 12/26/24 .. 11,542 11,221
6788275.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,554 1,519
6788376.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,028 8,341
6788695.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,732 1,680
6788785.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,862 8,274
6789025.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,413 8,484
6789460.SQ.FTS.B, Zero Cpn, 12/26/24 .. 6,912 6,618
6790119.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,359 8,975
6790407.SQ.FTS.B, Zero Cpn, 12/26/24 .. 8,451 8,066
6790701.SQ.FTS.B, Zero Cpn, 12/26/24 .. 14,351 13,581
6790990.SQ.FTS.B, Zero Cpn, 12/27/24 .. 635 616
6791071.SQ.FTS.B, Zero Cpn, 12/27/24 .. 20,784 18,955
6791631.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,986 1,903
6791771.SQ.FTS.B, Zero Cpn, 12/27/24 .. 9,001 8,723
6792040.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,374 1,352
6792087.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,092 2,028
6792152.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,324 1,287
6792217.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,056 2,839
6792314.SQ.FTS.B, Zero Cpn, 12/27/24 .. 6,973 4,805
6792440.SQ.FTS.B, Zero Cpn, 12/27/24 .. 12,705 12,020
6793771.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,424 1,365
6793816.SQ.FTS.B, Zero Cpn, 12/27/24 .. 907 813
6793845.SQ.FTS.B, Zero Cpn, 12/27/24 .. 4,460 4,318
6793971.SQ.FTS.B, Zero Cpn, 12/27/24 .. 32,908 30,941
6794636.SQ.FTS.B, Zero Cpn, 12/27/24 .. 351 341
6794663.SQ.FTS.B, Zero Cpn, 12/27/24 .. 42,989 41,258
6795269.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,066 1,034
6795315.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,229 1,174
6795391.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,553 1,532
6795506.SQ.FTS.B, Zero Cpn, 12/28/24 .. 21,762 20,906
6796301.SQ.FTS.B, Zero Cpn, 12/28/24 .. 13,208 12,954
6796713.SQ.FTS.B, Zero Cpn, 12/28/24 .. 331 327
6796730.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,435 1,411
6796824.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,401 1,330
6796843.SQ.FTS.B, Zero Cpn, 12/28/24 .. 17,441 17,013
6797114.SQ.FTS.B, Zero Cpn, 12/28/24 .. 14,021 12,826
6797393.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,309 2,256
6797472.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,240 965
6797487.SQ.FTS.B, Zero Cpn, 12/28/24 .. 8,194 7,848
6797675.SQ.FTS.B, Zero Cpn, 12/28/24 .. 39,501 31,249
6800044.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,245 2,987
6800228.SQ.FTS.B, Zero Cpn, 12/29/24 .. 4,213 4,050
6800374.SQ.FTS.B, Zero Cpn, 12/29/24 .. 6,417 6,167
6800644.SQ.FTS.B, Zero Cpn, 12/29/24 .. 7,729 7,590
6801003.SQ.FTS.B, Zero Cpn, 12/29/24 .. 14,243 13,067
6801359.SQ.FTS.B, Zero Cpn, 12/29/24 .. 6,347 6,150
6801988.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,672 3,418
6802056.SQ.FTS.B, Zero Cpn, 12/29/24 .. 227 225
6802079.SQ.FTS.B, Zero Cpn, 12/29/24 .. 12,668 11,804
6802481.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,022 677
6802494.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,645 2,579
Description
Principal
Amount Value
Block, Inc. (continued)
6802576.SQ.FTS.B, Zero Cpn, 12/29/24 .. $ 3,435 $ 2,477
6802609.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,565 5,391
6802734.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,839 1,787
6802842.SQ.FTS.B, Zero Cpn, 12/29/24 .. 6,091 5,845
6803048.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,028 1,999
6803097.SQ.FTS.B, Zero Cpn, 12/29/24 .. 6,833 6,648
6803212.SQ.FTS.B, Zero Cpn, 12/29/24 .. 44,593 42,683
6804745.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,589 1,445
6804901.SQ.FTS.B, Zero Cpn, 12/30/24 .. 4,709 4,429
6805012.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,863 2,344
6805130.SQ.FTS.B, Zero Cpn, 12/30/24 .. 6,253 5,897
6805400.SQ.FTS.B, Zero Cpn, 12/30/24 .. 8,984 7,592
6805682.SQ.FTS.B, Zero Cpn, 12/30/24 .. 4,717 4,140
6805923.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,433 3,004
6806017.SQ.FTS.B, Zero Cpn, 12/30/24 .. 16,806 15,818
6806677.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,293 2,191
6806781.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,307 3,137
6806888.SQ.FTS.B, Zero Cpn, 12/30/24 .. 36,717 31,043
6807979.SQ.FTS.B, Zero Cpn, 12/30/24 .. 13,568 13,313
6808162.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,953 2,857
6808206.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,818 2,749
6808256.SQ.FTS.B, Zero Cpn, 1/01/25 ... 794 750
6808314.SQ.FTS.B, Zero Cpn, 1/01/25 ... 4,581 4,520
6808439.SQ.FTS.B, Zero Cpn, 1/01/25 ... 790 780
6808546.SQ.FTS.B, Zero Cpn, 1/01/25 ... 711 698
6808563.SQ.FTS.B, Zero Cpn, 1/01/25 ... 979 954
6808602.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,729 2,568
6808668.SQ.FTS.B, Zero Cpn, 1/01/25 ... 5,206 5,111
6808852.SQ.FTS.B, Zero Cpn, 1/01/25 ... 3,621 3,505
6808928.SQ.FTS.B, Zero Cpn, 1/01/25 ... 18,357 17,320
6809267.SQ.FTS.B, Zero Cpn, 1/02/25 ... 5,011 4,813
6809363.SQ.FTS.B, Zero Cpn, 1/02/25 ... 769 748
6809383.SQ.FTS.B, Zero Cpn, 1/02/25 ... 9,625 8,541
6809623.SQ.FTS.B, Zero Cpn, 1/02/25 ... 9,477 8,824
6809914.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,047 997
6809989.SQ.FTS.B, Zero Cpn, 1/03/25 ... 14,254 13,777
6810642.SQ.FTS.B, Zero Cpn, 1/03/25 ... 6,058 4,370
6810830.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,104 1,042
6810848.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,348 2,271
6810914.SQ.FTS.B, Zero Cpn, 1/03/25 ... 13,077 12,491
6811193.SQ.FTS.B, Zero Cpn, 1/03/25 ... 8,273 7,926
6811388.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,419 1,184
6811437.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,590 1,514
6811483.SQ.FTS.B, Zero Cpn, 1/03/25 ... 14,610 10,119
6811723.SQ.FTS.B, Zero Cpn, 1/03/25 ... 20,666 19,787
6812218.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,703 1,627
6812388.SQ.FTS.B, Zero Cpn, 1/03/25 ... 96 95
6812453.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,827 1,762
6812517.SQ.FTS.B, Zero Cpn, 1/03/25 ... 14,910 13,734
6812850.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,268 2,202
6812901.SQ.FTS.B, Zero Cpn, 1/03/25 ... 17,233 16,500
6813248.SQ.FTS.B, Zero Cpn, 1/04/25 ... 534 508
6813269.SQ.FTS.B, Zero Cpn, 1/04/25 ... 1,527 1,517
6813347.SQ.FTS.B, Zero Cpn, 1/04/25 ... 4,442 4,363
6813490.SQ.FTS.B, Zero Cpn, 1/04/25 ... 3,382 3,086
6813580.SQ.FTS.B, Zero Cpn, 1/04/25 ... 1,916 1,877
6813615.SQ.FTS.B, Zero Cpn, 1/04/25 ... 1,985 1,900
6813645.SQ.FTS.B, Zero Cpn, 1/04/25 ... 16,186 15,528

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6813980.SQ.FTS.B, Zero Cpn, 1/04/25 ... $ 3,031 $ 2,924
6814239.SQ.FTS.B, Zero Cpn, 1/05/25 ... 2,565 1,942
6814415.SQ.FTS.B, Zero Cpn, 1/05/25 ... 5,104 4,953
6814737.SQ.FTS.B, Zero Cpn, 1/05/25 ... 496 334
6814746.SQ.FTS.B, Zero Cpn, 1/05/25 ... 924 887
6814760.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,807 1,707
6814811.SQ.FTS.B, Zero Cpn, 1/05/25 ... 584 571
6814971.SQ.FTS.B, Zero Cpn, 1/05/25 ... 3,205 3,039
6815092.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,972 1,830
6815132.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,865 1,835
6815234.SQ.FTS.B, Zero Cpn, 1/05/25 ... 499 482
6815258.SQ.FTS.B, Zero Cpn, 1/05/25 ... 4,743 4,567
6815367.SQ.FTS.B, Zero Cpn, 1/05/25 ... 2,109 2,030
6815433.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,328 1,196
6815459.SQ.FTS.B, Zero Cpn, 1/05/25 ... 32,374 31,355
6816296.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,294 1,252
6816368.SQ.FTS.B, Zero Cpn, 1/05/25 ... 7,675 6,194
6816521.SQ.FTS.B, Zero Cpn, 1/05/25 ... 2,331 2,283
6816582.SQ.FTS.B, Zero Cpn, 1/05/25 ... 40,413 38,278
6818955.SQ.FTS.B, Zero Cpn, 1/06/25 ... 7,814 6,894
6819086.SQ.FTS.B, Zero Cpn, 1/06/25 ... 4,033 3,538
6819252.SQ.FTS.B, Zero Cpn, 1/06/25 ... 4,886 4,669
6819440.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,130 1,081
6819485.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,900 1,853
6819609.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,194 1,184
6819723.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,153 1,123
6819849.SQ.FTS.B, Zero Cpn, 1/06/25 ... 5,133 4,771
6820050.SQ.FTS.B, Zero Cpn, 1/06/25 ... 12,102 9,643
6820387.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,259 1,057
6820626.SQ.FTS.B, Zero Cpn, 1/06/25 ... 983 960
6820693.SQ.FTS.B, Zero Cpn, 1/06/25 ... 21,541 19,771
6820983.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,194 1,157
6821028.SQ.FTS.B, Zero Cpn, 1/06/25 ... 42,230 41,111
6822097.SQ.FTS.B, Zero Cpn, 1/06/25 ... 3,689 3,539
6822254.SQ.FTS.B, Zero Cpn, 1/06/25 ... 894 810
6822297.SQ.FTS.B, Zero Cpn, 1/06/25 ... 9,279 8,986
6822497.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,959 2,813
6822573.SQ.FTS.B, Zero Cpn, 1/07/25 ... 9,951 9,421
6822823.SQ.FTS.B, Zero Cpn, 1/07/25 ... 4,558 4,402
6823228.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,989 1,886
6823276.SQ.FTS.B, Zero Cpn, 1/07/25 ... 5,404 4,993
6823439.SQ.FTS.B, Zero Cpn, 1/07/25 ... 15,782 13,597
6823811.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,496 2,305
6823890.SQ.FTS.B, Zero Cpn, 1/07/25 ... 9,671 9,168
6824197.SQ.FTS.B, Zero Cpn, 1/07/25 ... 926 889
6824236.SQ.FTS.B, Zero Cpn, 1/07/25 ... 3,338 3,280
6824389.SQ.FTS.B, Zero Cpn, 1/07/25 ... 6,261 6,046
6824568.SQ.FTS.B, Zero Cpn, 1/07/25 ... 5,458 5,379
6824822.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,448 1,399
6824870.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,328 2,197
6824908.SQ.FTS.B, Zero Cpn, 1/07/25 ... 21,441 20,011
6825473.SQ.FTS.B, Zero Cpn, 1/07/25 ... 56,782 54,440
6825757.SQ.FTS.B, Zero Cpn, 1/08/25 ... 4,500 4,353
6825984.SQ.FTS.B, Zero Cpn, 1/08/25 ... 1,811 1,783
6826076.SQ.FTS.B, Zero Cpn, 1/08/25 ... 12,191 11,532
6826371.SQ.FTS.B, Zero Cpn, 1/08/25 ... 5,697 5,496
6826532.SQ.FTS.B, Zero Cpn, 1/08/25 ... 4,035 2,647
6826603.SQ.FTS.B, Zero Cpn, 1/08/25 ... 14,708 13,835
Description
Principal
Amount Value
Block, Inc. (continued)
6826906.SQ.FTS.B, Zero Cpn, 1/09/25 ... $ 14,772 $ 14,025
6827190.SQ.FTS.B, Zero Cpn, 1/09/25 ... 3,665 3,503
6827303.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,186 1,168
6827373.SQ.FTS.B, Zero Cpn, 1/09/25 ... 8,011 6,602
6828266.SQ.FTS.B, Zero Cpn, 1/10/25 ... 538 481
6828284.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,626 5,097
6828468.SQ.FTS.B, Zero Cpn, 1/10/25 ... 3,231 3,141
6828723.SQ.FTS.B, Zero Cpn, 1/10/25 ... 3,665 3,469
6828877.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,851 2,273
6828941.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,061 916
6829097.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,957 1,914
6829136.SQ.FTS.B, Zero Cpn, 1/10/25 ... 43,425 40,928
6829626.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,142 4,997
6829735.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,328 2,268
6829785.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,974 4,602
6830180.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,707 6,240
6830364.SQ.FTS.B, Zero Cpn, 1/10/25 ... 31,858 28,638
6830671.SQ.FTS.B, Zero Cpn, 1/11/25 ... 609 583
6830723.SQ.FTS.B, Zero Cpn, 1/11/25 ... 9,767 9,510
6831057.SQ.FTS.B, Zero Cpn, 1/11/25 ... 3,852 3,748
6831256.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,530 5,264
6831458.SQ.FTS.B, Zero Cpn, 1/11/25 ... 2,544 2,460
6831517.SQ.FTS.B, Zero Cpn, 1/11/25 ... 7,917 7,624
6831725.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,440 814
6831783.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,692 4,558
6831980.SQ.FTS.B, Zero Cpn, 1/11/25 ... 538 517
6831995.SQ.FTS.B, Zero Cpn, 1/11/25 ... 871 864
6832051.SQ.FTS.B, Zero Cpn, 1/11/25 ... 635 611
6832093.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,131 918
6832118.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,871 5,590
6832259.SQ.FTS.B, Zero Cpn, 1/11/25 ... 3,852 3,729
6832343.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,917 1,869
6832371.SQ.FTS.B, Zero Cpn, 1/11/25 ... 7,367 6,817
6832524.SQ.FTS.B, Zero Cpn, 1/11/25 ... 636 630
6832546.SQ.FTS.B, Zero Cpn, 1/11/25 ... 10,652 10,304
6832929.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,720 5,600
6833212.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,670 4,505
6833319.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,679 1,642
6833356.SQ.FTS.B, Zero Cpn, 1/11/25 ... 26,073 18,399
6833692.SQ.FTS.B, Zero Cpn, 1/11/25 ... 8,489 8,120
6833875.SQ.FTS.B, Zero Cpn, 1/12/25 ... 11,060 9,254
6834221.SQ.FTS.B, Zero Cpn, 1/12/25 ... 699 691
6834279.SQ.FTS.B, Zero Cpn, 1/12/25 ... 777 735
6834301.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,451 4,240
6834544.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,635 1,563
6834572.SQ.FTS.B, Zero Cpn, 1/12/25 ... 12,680 12,249
6835014.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,645 1,573
6835238.SQ.FTS.B, Zero Cpn, 1/12/25 ... 55,177 51,769
6836269.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,983 1,781
6836329.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,800 4,605
6836478.SQ.FTS.B, Zero Cpn, 1/12/25 ... 2,186 2,094
6836515.SQ.FTS.B, Zero Cpn, 1/12/25 ... 8,108 7,056
6836687.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,753 3,623
6838613.SQ.FTS.B, Zero Cpn, 1/13/25 ... 5,278 5,065
6838796.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,992 1,123
6838880.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,707 6,816
6839257.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,397 3,141
6839356.SQ.FTS.B, Zero Cpn, 1/13/25 ... 8,720 8,048

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6839643.SQ.FTS.B, Zero Cpn, 1/13/25 ... $ 627 $ 515
6839650.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,335 1,307
6839928.SQ.FTS.B, Zero Cpn, 1/13/25 ... 376 372
6839957.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,368 4,203
6840112.SQ.FTS.B, Zero Cpn, 1/13/25 ... 21,138 19,707
6840598.SQ.FTS.B, Zero Cpn, 1/13/25 ... 24,760 19,968
6841575.SQ.FTS.B, Zero Cpn, 1/13/25 ... 452 445
6841626.SQ.FTS.B, Zero Cpn, 1/13/25 ... 5,625 4,041
6841788.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,254 7,081
6842120.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,518 7,243
6842194.SQ.FTS.B, Zero Cpn, 1/14/25 ... 387 377
6842431.SQ.FTS.B, Zero Cpn, 1/14/25 ... 6,474 5,994
6842726.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,486 1,456
6842944.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,429 1,373
6843000.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,640 1,504
6843045.SQ.FTS.B, Zero Cpn, 1/14/25 ... 12,808 12,010
6843608.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,271 1,204
6843667.SQ.FTS.B, Zero Cpn, 1/14/25 ... 32,216 31,087
6844587.SQ.FTS.B, Zero Cpn, 1/14/25 ... 22,649 21,487
6845183.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,995 4,770
6845302.SQ.FTS.B, Zero Cpn, 1/15/25 ... 709 699
6845337.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,814 2,761
6845396.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,823 2,594
6845456.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,396 2,318
6845501.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,503 3,410
6845621.SQ.FTS.B, Zero Cpn, 1/15/25 ... 13,662 13,081
6845875.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,829 3,686
6845947.SQ.FTS.B, Zero Cpn, 1/15/25 ... 413 406
6845960.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,993 3,329
6846042.SQ.FTS.B, Zero Cpn, 1/15/25 ... 1,419 1,399
6846098.SQ.FTS.B, Zero Cpn, 1/15/25 ... 1,735 1,675
6846131.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,355 2,144
6846176.SQ.FTS.B, Zero Cpn, 1/16/25 ... 7,100 6,752
6846348.SQ.FTS.B, Zero Cpn, 1/16/25 ... 749 740
6846421.SQ.FTS.B, Zero Cpn, 1/16/25 ... 2,479 2,417
6846652.SQ.FTS.B, Zero Cpn, 1/16/25 ... 974 948
6846670.SQ.FTS.B, Zero Cpn, 1/16/25 ... 5,377 5,186
6846765.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,469 1,407
6846797.SQ.FTS.B, Zero Cpn, 1/16/25 ... 5,572 5,381
6847036.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,119 1,089
6847053.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,117 1,062
6847075.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,587 1,556
6847111.SQ.FTS.B, Zero Cpn, 1/17/25 ... 10,731 9,926
6847660.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,638 3,545
6847769.SQ.FTS.B, Zero Cpn, 1/17/25 ... 12,337 11,223
6848159.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,271 3,166
6848220.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,714 1,639
6848265.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,166 1,086
6848288.SQ.FTS.B, Zero Cpn, 1/17/25 ... 10,493 10,337
6848565.SQ.FTS.B, Zero Cpn, 1/17/25 ... 26,967 25,582
6849119.SQ.FTS.B, Zero Cpn, 1/17/25 ... 6,631 5,186
6849233.SQ.FTS.B, Zero Cpn, 1/17/25 ... 10,476 10,044
6849498.SQ.FTS.B, Zero Cpn, 1/17/25 ... 8,973 8,725
6849679.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,960 1,908
6849711.SQ.FTS.B, Zero Cpn, 1/17/25 ... 628 567
6849735.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,663 2,527
6849785.SQ.FTS.B, Zero Cpn, 1/17/25 ... 10,150 9,809
6850149.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,969 2,890
Description
Principal
Amount Value
Block, Inc. (continued)
6850198.SQ.FTS.B, Zero Cpn, 1/17/25 ... $ 1,202 $ 1,172
6850370.SQ.FTS.B, Zero Cpn, 1/18/25 ... 2,144 2,031
6850462.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,174 1,155
6850514.SQ.FTS.B, Zero Cpn, 1/18/25 ... 5,489 5,297
6850673.SQ.FTS.B, Zero Cpn, 1/18/25 ... 264 259
6850693.SQ.FTS.B, Zero Cpn, 1/18/25 ... 17,324 16,683
6851281.SQ.FTS.B, Zero Cpn, 1/18/25 ... 10,758 10,319
6851555.SQ.FTS.B, Zero Cpn, 1/18/25 ... 21,516 20,756
6852057.SQ.FTS.B, Zero Cpn, 1/18/25 ... 11,375 10,971
6852293.SQ.FTS.B, Zero Cpn, 1/18/25 ... 15,316 14,574
6852512.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,057 3,008
6852615.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,312 705
6852644.SQ.FTS.B, Zero Cpn, 1/18/25 ... 16,642 15,395
6853018.SQ.FTS.B, Zero Cpn, 1/18/25 ... 7,199 6,887
6853136.SQ.FTS.B, Zero Cpn, 1/18/25 ... 12,494 11,349
6853384.SQ.FTS.B, Zero Cpn, 1/18/25 ... 8,032 7,713
6853607.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,473 3,333
6853727.SQ.FTS.B, Zero Cpn, 1/19/25 ... 11,102 10,322
6854147.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,518 1,467
6854221.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,402 1,284
6854306.SQ.FTS.B, Zero Cpn, 1/19/25 ... 788 761
6854339.SQ.FTS.B, Zero Cpn, 1/19/25 ... 16,897 15,942
6854811.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,527 1,503
6854874.SQ.FTS.B, Zero Cpn, 1/19/25 ... 477 464
6854899.SQ.FTS.B, Zero Cpn, 1/19/25 ... 13,179 12,827
6855209.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,187 4,066
6855301.SQ.FTS.B, Zero Cpn, 1/19/25 ... 24,382 22,437
6855849.SQ.FTS.B, Zero Cpn, 1/19/25 ... 6,556 6,320
6856022.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,651 1,006
6856126.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,080 1,013
6856176.SQ.FTS.B, Zero Cpn, 1/19/25 ... 10,048 9,852
6856450.SQ.FTS.B, Zero Cpn, 1/19/25 ... 462 454
6856480.SQ.FTS.B, Zero Cpn, 1/19/25 ... 971 805
6856503.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,789 2,701
6858167.SQ.FTS.B, Zero Cpn, 1/20/25 ... 8,327 7,788
6858450.SQ.FTS.B, Zero Cpn, 1/20/25 ... 2,639 2,508
6858621.SQ.FTS.B, Zero Cpn, 1/20/25 ... 973 890
6858689.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,145 3,844
6858888.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,299 5,163
6859049.SQ.FTS.B, Zero Cpn, 1/20/25 ... 2,524 2,446
6859134.SQ.FTS.B, Zero Cpn, 1/20/25 ... 8,311 7,874
6859384.SQ.FTS.B, Zero Cpn, 1/20/25 ... 22,875 21,354
6860233.SQ.FTS.B, Zero Cpn, 1/20/25 ... 71,544 67,347
6861615.SQ.FTS.B, Zero Cpn, 1/21/25 ... 4,434 4,243
6862863.SQ.FTS.B, Zero Cpn, 1/21/25 ... 2,375 2,180
6862957.SQ.FTS.B, Zero Cpn, 1/21/25 ... 6,961 4,868
6863147.SQ.FTS.B, Zero Cpn, 1/21/25 ... 12,658 12,005
6863421.SQ.FTS.B, Zero Cpn, 1/21/25 ... 7,347 6,850
6863654.SQ.FTS.B, Zero Cpn, 1/21/25 ... 3,806 3,725
6863856.SQ.FTS.B, Zero Cpn, 1/21/25 ... 20,798 20,153
6864440.SQ.FTS.B, Zero Cpn, 1/21/25 ... 30,646 29,914
6864609.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,468 2,384
6864687.SQ.FTS.B, Zero Cpn, 1/22/25 ... 15,614 14,999
6864999.SQ.FTS.B, Zero Cpn, 1/22/25 ... 894 884
6865054.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,641 2,567
6865089.SQ.FTS.B, Zero Cpn, 1/22/25 ... 5,844 5,561
6865186.SQ.FTS.B, Zero Cpn, 1/22/25 ... 5,045 4,920
6865269.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,519 2,416

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6865428.SQ.FTS.B, Zero Cpn, 1/23/25 ... $ 3,733 $ 3,627
6865503.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,814 1,717
6865537.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,068 973
6865566.SQ.FTS.B, Zero Cpn, 1/23/25 ... 3,793 3,662
6865627.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,663 2,575
6865689.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,921 2,874
6865793.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,903 1,867
6866189.SQ.FTS.B, Zero Cpn, 1/24/25 ... 821 727
6866209.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,382 1,297
6866317.SQ.FTS.B, Zero Cpn, 1/24/25 ... 452 442
6866356.SQ.FTS.B, Zero Cpn, 1/24/25 ... 8,337 8,003
6866804.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,872 3,045
6866935.SQ.FTS.B, Zero Cpn, 1/24/25 ... 802 750
6866967.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,526 5,322
6867103.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,388 2,863
6867196.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,887 2,366
6867236.SQ.FTS.B, Zero Cpn, 1/24/25 ... 574 563
6867264.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,419 7,146
6867437.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,059 1,022
6867467.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,736 7,398
6867611.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,355 2,079
6867652.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,379 2,314
6867691.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,912 1,793
6867729.SQ.FTS.B, Zero Cpn, 1/24/25 ... 895 789
6867755.SQ.FTS.B, Zero Cpn, 1/24/25 ... 32,636 31,389
6868391.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,861 2,221
6868415.SQ.FTS.B, Zero Cpn, 1/24/25 ... 11,457 10,951
6868587.SQ.FTS.B, Zero Cpn, 1/24/25 ... 13,902 13,393
6868847.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,488 4,079
6868908.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,691 7,422
6869072.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,923 2,794
6869137.SQ.FTS.B, Zero Cpn, 1/24/25 ... 16,085 15,525
6869440.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,598 3,429
6869513.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,123 3,355
6869755.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,542 2,304
6869935.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,992 1,900
6869981.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,718 2,650
6870054.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,698 1,516
6870103.SQ.FTS.B, Zero Cpn, 1/25/25 ... 22,745 21,500
6870826.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,225 1,185
6870842.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,124 1,072
6870865.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,282 2,862
6870905.SQ.FTS.B, Zero Cpn, 1/25/25 ... 9,413 9,080
6870998.SQ.FTS.B, Zero Cpn, 1/25/25 ... 9,203 8,874
6871155.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,560 2,307
6871205.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,238 3,104
6871266.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,263 2,969
6871369.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,033 6,527
6871453.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,618 1,564
6871477.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,349 2,277
6871539.SQ.FTS.B, Zero Cpn, 1/25/25 ... 8,837 8,590
6871671.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,048 2,973
6871735.SQ.FTS.B, Zero Cpn, 1/25/25 ... 9,710 9,319
6871856.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,093 4,038
6871986.SQ.FTS.B, Zero Cpn, 1/25/25 ... 610 604
6872006.SQ.FTS.B, Zero Cpn, 1/25/25 ... 5,884 5,572
6872132.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,827 3,701
6872188.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,982 2,826
Description
Principal
Amount Value
Block, Inc. (continued)
6872242.SQ.FTS.B, Zero Cpn, 1/25/25 ... $ 1,215 $ 1,161
6872252.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,262 1,236
6872367.SQ.FTS.B, Zero Cpn, 1/25/25 ... 5,057 4,808
6872469.SQ.FTS.B, Zero Cpn, 1/25/25 ... 6,651 6,377
6872654.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,888 4,717
6872741.SQ.FTS.B, Zero Cpn, 1/26/25 ... 855 826
6872768.SQ.FTS.B, Zero Cpn, 1/26/25 ... 946 897
6872794.SQ.FTS.B, Zero Cpn, 1/26/25 ... 290 284
6873066.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,882 4,737
6873383.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,156 1,051
6873424.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,551 4,407
6873530.SQ.FTS.B, Zero Cpn, 1/26/25 ... 7,332 5,808
6873680.SQ.FTS.B, Zero Cpn, 1/26/25 ... 788 447
6873687.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,756 1,691
6873718.SQ.FTS.B, Zero Cpn, 1/26/25 ... 411 393
6873742.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,861 3,824
6873908.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,920 1,894
6873961.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,281 1,252
6874004.SQ.FTS.B, Zero Cpn, 1/26/25 ... 840 822
6874035.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,477 2,284
6874217.SQ.FTS.B, Zero Cpn, 1/26/25 ... 15,941 15,530
6874544.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,585 1,538
6874588.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,042 3,904
6874616.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,458 1,416
6874644.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,950 1,724
6874679.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,254 1,156
6874849.SQ.FTS.B, Zero Cpn, 1/26/25 ... 689 669
6874864.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,603 5,379
6874983.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,754 1,709
6875037.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,245 5,018
6875105.SQ.FTS.B, Zero Cpn, 1/26/25 ... 14,610 14,249
6875459.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,554 5,362
6875569.SQ.FTS.B, Zero Cpn, 1/26/25 ... 6,747 6,251
6877236.SQ.FTS.B, Zero Cpn, 1/27/25 ... 17,474 16,363
6877754.SQ.FTS.B, Zero Cpn, 1/27/25 ... 818 790
6877778.SQ.FTS.B, Zero Cpn, 1/27/25 ... 3,078 3,010
6878147.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,485 4,330
6878250.SQ.FTS.B, Zero Cpn, 1/27/25 ... 18,739 16,609
6878624.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,326 2,044
6878704.SQ.FTS.B, Zero Cpn, 1/27/25 ... 9,326 8,895
6878992.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,210 6,671
6879176.SQ.FTS.B, Zero Cpn, 1/27/25 ... 3,887 3,240
6879228.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,760 1,670
6879230.SQ.FTS.B, Zero Cpn, 1/27/25 ... 5,277 4,873
6879329.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,779 1,709
6879375.SQ.FTS.B, Zero Cpn, 1/27/25 ... 35,392 32,449
6880154.SQ.FTS.B, Zero Cpn, 1/27/25 ... 504 483
6880167.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,286 2,196
6880203.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,629 4,524
6880320.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,153 6,673
6880561.SQ.FTS.B, Zero Cpn, 1/27/25 ... 25,617 23,738
6880856.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,729 2,211
6880946.SQ.FTS.B, Zero Cpn, 1/28/25 ... 7,432 7,154
6881277.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,319 3,240
6881645.SQ.FTS.B, Zero Cpn, 1/28/25 ... 18,393 17,784
6882508.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,737 3,539
6882641.SQ.FTS.B, Zero Cpn, 1/28/25 ... 12,784 12,011
6882976.SQ.FTS.B, Zero Cpn, 1/28/25 ... 9,952 9,231

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6883232.SQ.FTS.B, Zero Cpn, 1/28/25 ... $ 1,385 $ 1,292
6883287.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,666 2,589
6883392.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,405 3,039
6883473.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,566 1,515
6883510.SQ.FTS.B, Zero Cpn, 1/28/25 ... 11,170 8,979
6883690.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,973 1,823
6883717.SQ.FTS.B, Zero Cpn, 1/28/25 ... 4,793 4,498
6883818.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,367 2,270
6883889.SQ.FTS.B, Zero Cpn, 1/28/25 ... 978 963
6883907.SQ.FTS.B, Zero Cpn, 1/28/25 ... 818 675
6883923.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,786 3,547
6884103.SQ.FTS.B, Zero Cpn, 1/29/25 ... 5,612 5,368
6884217.SQ.FTS.B, Zero Cpn, 1/29/25 ... 8,662 8,364
6884328.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,345 2,176
6884366.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,731 2,262
6884403.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,472 1,217
6884421.SQ.FTS.B, Zero Cpn, 1/29/25 ... 4,671 4,285
6884500.SQ.FTS.B, Zero Cpn, 1/29/25 ... 4,824 3,316
6884565.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,372 1,344
6884599.SQ.FTS.B, Zero Cpn, 1/29/25 ... 5,870 5,653
6884694.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,985 1,932
6884735.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,072 1,983
6884787.SQ.FTS.B, Zero Cpn, 1/29/25 ... 5,525 5,109
6884872.SQ.FTS.B, Zero Cpn, 1/30/25 ... 2,098 2,057
6884939.SQ.FTS.B, Zero Cpn, 1/30/25 ... 21,376 20,040
6885300.SQ.FTS.B, Zero Cpn, 1/30/25 ... 3,640 3,499
6885371.SQ.FTS.B, Zero Cpn, 1/30/25 ... 5,794 3,850
6885756.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,104 1,086
6885863.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,733 5,513
6886115.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,798 5,680
6886483.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,151 987
6886508.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,471 4,092
6886652.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,049 1,997
6886711.SQ.FTS.B, Zero Cpn, 1/31/25 ... 19,004 18,344
6887353.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,428 4,226
6887470.SQ.FTS.B, Zero Cpn, 1/31/25 ... 9,506 9,071
6887664.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,740 1,723
6887745.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,502 3,267
6887828.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,480 2,411
6887898.SQ.FTS.B, Zero Cpn, 1/31/25 ... 33,008 32,055
6888667.SQ.FTS.B, Zero Cpn, 1/31/25 ... 16,851 16,102
6888979.SQ.FTS.B, Zero Cpn, 1/31/25 ... 6,101 5,883
6889093.SQ.FTS.B, Zero Cpn, 1/31/25 ... 835 824
6889109.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,974 1,422
6889119.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,584 2,777
6889176.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,544 2,457
6889216.SQ.FTS.B, Zero Cpn, 1/31/25 ... 664 634
6889240.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,285 3,660
6889376.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,191 2,099
6889468.SQ.FTS.B, Zero Cpn, 2/01/25 ... 7,759 7,437
6889637.SQ.FTS.B, Zero Cpn, 2/01/25 ... 447 434
6889680.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,905 2,693
6889743.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,234 2,164
6889828.SQ.FTS.B, Zero Cpn, 2/01/25 ... 13,519 12,766
6890345.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,942 1,646
6890420.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,849 1,778
6890465.SQ.FTS.B, Zero Cpn, 2/01/25 ... 655 636
6890486.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,667 3,523
Description
Principal
Amount Value
Block, Inc. (continued)
6890578.SQ.FTS.B, Zero Cpn, 2/01/25 ... $ 1,616 $ 1,506
6890641.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,721 1,596
6890783.SQ.FTS.B, Zero Cpn, 2/01/25 ... 15,108 14,481
6891067.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,566 5,284
6891224.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,533 3,414
6891310.SQ.FTS.B, Zero Cpn, 2/01/25 ... 27,703 26,653
6892101.SQ.FTS.B, Zero Cpn, 2/01/25 ... 4,252 4,125
6892289.SQ.FTS.B, Zero Cpn, 2/01/25 ... 7,094 6,712
6892473.SQ.FTS.B, Zero Cpn, 2/01/25 ... 29,866 28,587
6892842.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,400 1,034
6892902.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,831 1,761
6892957.SQ.FTS.B, Zero Cpn, 2/02/25 ... 974 944
6893023.SQ.FTS.B, Zero Cpn, 2/02/25 ... 18,191 15,870
6893617.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,793 3,654
6893704.SQ.FTS.B, Zero Cpn, 2/02/25 ... 44,577 42,341
6894789.SQ.FTS.B, Zero Cpn, 2/02/25 ... 7,160 6,908
6894990.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,709 3,484
6895068.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,194 2,920
6895139.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,442 1,385
6895183.SQ.FTS.B, Zero Cpn, 2/02/25 ... 2,606 2,513
6895282.SQ.FTS.B, Zero Cpn, 2/02/25 ... 4,907 4,657
6895440.SQ.FTS.B, Zero Cpn, 2/02/25 ... 7,171 6,865
6895588.SQ.FTS.B, Zero Cpn, 2/02/25 ... 10,603 9,924
6895827.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,588 3,458
6897596.SQ.FTS.B, Zero Cpn, 2/03/25 ... 46,012 44,259
6899085.SQ.FTS.B, Zero Cpn, 2/03/25 ... 498 485
6899194.SQ.FTS.B, Zero Cpn, 2/03/25 ... 633 389
6899300.SQ.FTS.B, Zero Cpn, 2/03/25 ... 2,568 2,403
6899394.SQ.FTS.B, Zero Cpn, 2/03/25 ... 3,847 3,672
6899510.SQ.FTS.B, Zero Cpn, 2/03/25 ... 2,548 2,469
6899638.SQ.FTS.B, Zero Cpn, 2/03/25 ... 22,102 20,794
6900254.SQ.FTS.B, Zero Cpn, 2/03/25 ... 7,882 7,552
6900496.SQ.FTS.B, Zero Cpn, 2/03/25 ... 15,035 14,451
6900884.SQ.FTS.B, Zero Cpn, 2/03/25 ... 25,845 24,818
6901005.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,620 3,495
6901282.SQ.FTS.B, Zero Cpn, 2/04/25 ... 4,950 4,591
6901499.SQ.FTS.B, Zero Cpn, 2/04/25 ... 11,034 10,593
6902071.SQ.FTS.B, Zero Cpn, 2/04/25 ... 53,830 50,923
6903265.SQ.FTS.B, Zero Cpn, 2/04/25 ... 384 369
6903274.SQ.FTS.B, Zero Cpn, 2/04/25 ... 319 311
6903284.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,163 2,962
6903366.SQ.FTS.B, Zero Cpn, 2/04/25 ... 34,991 32,759
6904072.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,666 3,422
6904224.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,461 3,374
6904280.SQ.FTS.B, Zero Cpn, 2/05/25 ... 10,792 10,365
6904508.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,651 3,506
6904666.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,998 3,784
6904714.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,736 1,667
6904822.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,629 1,524
6904846.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,766 3,606
6904932.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,499 1,409
6904963.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,833 1,624
6904989.SQ.FTS.B, Zero Cpn, 2/05/25 ... 32,146 28,658
6905437.SQ.FTS.B, Zero Cpn, 2/06/25 ... 11,843 11,408
6905652.SQ.FTS.B, Zero Cpn, 2/06/25 ... 22,214 20,891
6906858.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,150 3,957
6907027.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,496 3,338
6907146.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,937 4,743

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6907289.SQ.FTS.B, Zero Cpn, 2/07/25 ... $ 13,609 $ 10,974
6907526.SQ.FTS.B, Zero Cpn, 2/07/25 ... 5,610 5,404
6907635.SQ.FTS.B, Zero Cpn, 2/07/25 ... 9,569 8,395
6907859.SQ.FTS.B, Zero Cpn, 2/07/25 ... 877 659
6907873.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,808 4,602
6908001.SQ.FTS.B, Zero Cpn, 2/07/25 ... 23,167 19,796
6908375.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,518 4,389
6908509.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,115 3,943
6908581.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,408 3,247
6908654.SQ.FTS.B, Zero Cpn, 2/07/25 ... 5,391 5,164
6908773.SQ.FTS.B, Zero Cpn, 2/07/25 ... 5,240 5,036
6909057.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,289 2,537
6909141.SQ.FTS.B, Zero Cpn, 2/08/25 ... 21,940 20,691
6909618.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,287 2,187
6909925.SQ.FTS.B, Zero Cpn, 2/08/25 ... 16,006 15,312
6910308.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,697 5,501
6910466.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,986 1,744
6910503.SQ.FTS.B, Zero Cpn, 2/08/25 ... 8,170 6,992
6910703.SQ.FTS.B, Zero Cpn, 2/08/25 ... 6,825 6,607
6910843.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,046 2,925
6910940.SQ.FTS.B, Zero Cpn, 2/08/25 ... 17,436 16,590
6911295.SQ.FTS.B, Zero Cpn, 2/08/25 ... 16,633 15,960
6911614.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,692 5,288
6911698.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,652 3,417
6911745.SQ.FTS.B, Zero Cpn, 2/08/25 ... 14,861 14,268
6912225.SQ.FTS.B, Zero Cpn, 2/09/25 ... 7,339 7,033
6912397.SQ.FTS.B, Zero Cpn, 2/09/25 ... 5,396 5,203
6912701.SQ.FTS.B, Zero Cpn, 2/09/25 ... 389 377
6912801.SQ.FTS.B, Zero Cpn, 2/09/25 ... 692 636
6912832.SQ.FTS.B, Zero Cpn, 2/09/25 ... 4,686 4,500
6912966.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,775 2,260
6913052.SQ.FTS.B, Zero Cpn, 2/09/25 ... 6,222 5,932
6913360.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,952 1,890
6913417.SQ.FTS.B, Zero Cpn, 2/09/25 ... 4,538 4,348
6913498.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,677 2,181
6913580.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,526 2,381
6913628.SQ.FTS.B, Zero Cpn, 2/09/25 ... 12,019 11,478
6914291.SQ.FTS.B, Zero Cpn, 2/09/25 ... 6,750 6,515
6914485.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,552 1,495
6914495.SQ.FTS.B, Zero Cpn, 2/09/25 ... 12,612 11,970
6914678.SQ.FTS.B, Zero Cpn, 2/09/25 ... 5,231 4,393
6914724.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,763 1,684
6916076.SQ.FTS.B, Zero Cpn, 2/10/25 ... 3,365 3,197
6916173.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,314 1,266
6916216.SQ.FTS.B, Zero Cpn, 2/10/25 ... 851 811
6916274.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,045 1,911
6916577.SQ.FTS.B, Zero Cpn, 2/10/25 ... 4,015 2,729
6916754.SQ.FTS.B, Zero Cpn, 2/10/25 ... 6,105 5,842
6916947.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,755 1,667
6917025.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,830 2,655
6917130.SQ.FTS.B, Zero Cpn, 2/10/25 ... 10,741 10,235
6917385.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,824 1,751
6917414.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,704 5,376
6917508.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,754 2,587
6917559.SQ.FTS.B, Zero Cpn, 2/10/25 ... 11,653 10,981
6917835.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,590 5,195
6917911.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,841 5,609
6918086.SQ.FTS.B, Zero Cpn, 2/10/25 ... 38,969 37,389
Description
Principal
Amount Value
Block, Inc. (continued)
6918966.SQ.FTS.B, Zero Cpn, 2/11/25 ... $ 5,049 $ 4,883
6919099.SQ.FTS.B, Zero Cpn, 2/11/25 ... 12,517 11,900
6919370.SQ.FTS.B, Zero Cpn, 2/11/25 ... 11,238 10,450
6919648.SQ.FTS.B, Zero Cpn, 2/11/25 ... 3,025 2,920
6919721.SQ.FTS.B, Zero Cpn, 2/11/25 ... 5,239 5,030
6919826.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,916 1,849
6919976.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,768 2,490
6919998.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,455 2,335
6920026.SQ.FTS.B, Zero Cpn, 2/11/25 ... 5,361 5,185
6920131.SQ.FTS.B, Zero Cpn, 2/11/25 ... 6,096 5,847
6920246.SQ.FTS.B, Zero Cpn, 2/11/25 ... 13,723 13,073
6920447.SQ.FTS.B, Zero Cpn, 2/11/25 ... 29,202 26,728
6920532.SQ.FTS.B, Zero Cpn, 2/12/25 ... 8,729 8,375
6920682.SQ.FTS.B, Zero Cpn, 2/12/25 ... 712 696
6920701.SQ.FTS.B, Zero Cpn, 2/12/25 ... 6,103 5,710
6920793.SQ.FTS.B, Zero Cpn, 2/12/25 ... 5,069 4,848
6920877.SQ.FTS.B, Zero Cpn, 2/12/25 ... 6,269 5,970
6920966.SQ.FTS.B, Zero Cpn, 2/12/25 ... 2,398 2,305
6920993.SQ.FTS.B, Zero Cpn, 2/13/25 ... 2,923 2,789
6921045.SQ.FTS.B, Zero Cpn, 2/13/25 ... 3,358 3,149
6921099.SQ.FTS.B, Zero Cpn, 2/13/25 ... 3,441 3,263
6921229.SQ.FTS.B, Zero Cpn, 2/13/25 ... 11,358 10,851
6921424.SQ.FTS.B, Zero Cpn, 2/13/25 ... 281 273
6921768.SQ.FTS.B, Zero Cpn, 2/14/25 ... 6,765 6,520
6921997.SQ.FTS.B, Zero Cpn, 2/14/25 ... 10,435 10,031
6922192.SQ.FTS.B, Zero Cpn, 2/14/25 ... 24,807 23,731
6922457.SQ.FTS.B, Zero Cpn, 2/14/25 ... 11,958 11,442
6922549.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,722 4,516
6922648.SQ.FTS.B, Zero Cpn, 2/14/25 ... 1,201 1,159
6922674.SQ.FTS.B, Zero Cpn, 2/14/25 ... 1,076 1,039
6922707.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,000 3,821
6922761.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,676 4,510
6922824.SQ.FTS.B, Zero Cpn, 2/14/25 ... 735 705
6922836.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,969 4,790
6922922.SQ.FTS.B, Zero Cpn, 2/14/25 ... 996 956
6922938.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,853 4,629
6923016.SQ.FTS.B, Zero Cpn, 2/14/25 ... 7,371 7,070
6923101.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,682 4,515
6923168.SQ.FTS.B, Zero Cpn, 2/14/25 ... 945 909
6923193.SQ.FTS.B, Zero Cpn, 2/14/25 ... 15,985 15,292
6923318.SQ.FTS.B, Zero Cpn, 2/15/25 ... 3,931 3,734
6923496.SQ.FTS.B, Zero Cpn, 2/15/25 ... 19,557 15,413
6923825.SQ.FTS.B, Zero Cpn, 2/15/25 ... 8,394 8,179
6928558.SQ.FTS.B, Zero Cpn, 2/16/25 ... 7,316 7,052
6932504.SQ.FTS.B, Zero Cpn, 2/17/25 ... 70,045 67,208
6934259.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,844 4,608
6934329.SQ.FTS.B, Zero Cpn, 2/17/25 ... 16,644 13,173
6934575.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,793 2,667
6934630.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,635 1,579
6934672.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,479 9,887
6934833.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,999 10,513
6935014.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,687 3,449
6935049.SQ.FTS.B, Zero Cpn, 2/17/25 ... 6,652 6,240
6935175.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,063 1,000
6935196.SQ.FTS.B, Zero Cpn, 2/17/25 ... 25,360 24,240
6935598.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,645 5,411
6935755.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,967 5,680
6935856.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,543 1,451

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6935886.SQ.FTS.B, Zero Cpn, 2/17/25 ... $ 826 $ 794
6935910.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,934 4,641
6936001.SQ.FTS.B, Zero Cpn, 2/17/25 ... 13,904 13,044
6936219.SQ.FTS.B, Zero Cpn, 2/17/25 ... 11,747 11,308
6936426.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,348 2,080
6936448.SQ.FTS.B, Zero Cpn, 2/17/25 ... 9,514 8,843
6936532.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,701 5,049
6936592.SQ.FTS.B, Zero Cpn, 2/17/25 ... 21,734 20,850
6936806.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,332 4,934
6936847.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,442 2,331
6936882.SQ.FTS.B, Zero Cpn, 2/17/25 ... 12,323 11,821
6936955.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,504 1,421
6936990.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,491 2,283
6937026.SQ.FTS.B, Zero Cpn, 2/18/25 ... 8,869 8,503
6937104.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,258 3,084
6937130.SQ.FTS.B, Zero Cpn, 2/18/25 ... 814 602
6937145.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,061 1,953
6937191.SQ.FTS.B, Zero Cpn, 2/18/25 ... 56,145 53,654
6937979.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,779 1,721
6938051.SQ.FTS.B, Zero Cpn, 2/18/25 ... 494 483
6938069.SQ.FTS.B, Zero Cpn, 2/18/25 ... 633 598
6938095.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,436 2,353
6938172.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,256 1,206
6938215.SQ.FTS.B, Zero Cpn, 2/18/25 ... 13,767 12,887
6938552.SQ.FTS.B, Zero Cpn, 2/18/25 ... 9,712 9,225
6938929.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,081 1,027
6939001.SQ.FTS.B, Zero Cpn, 2/18/25 ... 6,083 5,831
6939154.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,807 1,734
6939343.SQ.FTS.B, Zero Cpn, 2/18/25 ... 12,601 11,967
6939617.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,586 3,416
6939714.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,647 2,514
6939763.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,676 2,587
6939838.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,785 3,574
6939964.SQ.FTS.B, Zero Cpn, 2/18/25 ... 9,113 8,724
6940148.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,742 5,488
6940261.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,270 2,185
6940324.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,881 2,750
6940432.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,657 3,420
6940544.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,166 2,601
6940592.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,573 2,477
6940675.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,420 2,652
6940754.SQ.FTS.B, Zero Cpn, 2/18/25 ... 6,753 6,427
6940935.SQ.FTS.B, Zero Cpn, 2/18/25 ... 11,088 10,495
6941120.SQ.FTS.B, Zero Cpn, 2/19/25 ... 33,854 31,607
6941562.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,222 906
6941583.SQ.FTS.B, Zero Cpn, 2/19/25 ... 7,627 7,255
6941695.SQ.FTS.B, Zero Cpn, 2/19/25 ... 428 408
6941712.SQ.FTS.B, Zero Cpn, 2/19/25 ... 6,434 6,167
6941840.SQ.FTS.B, Zero Cpn, 2/19/25 ... 728 540
6941851.SQ.FTS.B, Zero Cpn, 2/19/25 ... 6,598 6,324
6941969.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,976 1,907
6942016.SQ.FTS.B, Zero Cpn, 2/20/25 ... 15,631 14,801
6942251.SQ.FTS.B, Zero Cpn, 2/20/25 ... 7,921 7,591
6942362.SQ.FTS.B, Zero Cpn, 2/20/25 ... 5,096 4,885
6942462.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,838 1,770
6942505.SQ.FTS.B, Zero Cpn, 2/20/25 ... 2,271 2,169
6942558.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,365 1,165
6942575.SQ.FTS.B, Zero Cpn, 2/20/25 ... 893 856
Description
Principal
Amount Value
Block, Inc. (continued)
6942589.SQ.FTS.B, Zero Cpn, 2/20/25 ... $ 1,705 $ 1,621
6942619.SQ.FTS.B, Zero Cpn, 2/20/25 ... 5,018 4,818
6942929.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,820 1,724
6943017.SQ.FTS.B, Zero Cpn, 2/21/25 ... 9,042 8,684
6943431.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,404 5,212
6943720.SQ.FTS.B, Zero Cpn, 2/21/25 ... 19,865 18,811
6944161.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,445 2,363
6944232.SQ.FTS.B, Zero Cpn, 2/21/25 ... 82,704 78,751
6945862.SQ.FTS.B, Zero Cpn, 2/21/25 ... 724 699
6945871.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,861 4,651
6945944.SQ.FTS.B, Zero Cpn, 2/21/25 ... 656 631
6945968.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,038 3,873
6946078.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,711 3,529
6946120.SQ.FTS.B, Zero Cpn, 2/21/25 ... 12,843 11,455
6946261.SQ.FTS.B, Zero Cpn, 2/21/25 ... 6,086 5,817
6946354.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,036 4,810
6946459.SQ.FTS.B, Zero Cpn, 2/21/25 ... 34,007 32,392
6946597.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,766 3,349
6946689.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,317 1,055
6946715.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,946 3,782
6946791.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,541 5,311
6946867.SQ.FTS.B, Zero Cpn, 2/22/25 ... 8,462 8,098
6947136.SQ.FTS.B, Zero Cpn, 2/22/25 ... 30,242 29,026
6948005.SQ.FTS.B, Zero Cpn, 2/22/25 ... 7,888 7,565
6948255.SQ.FTS.B, Zero Cpn, 2/22/25 ... 12,950 12,418
6948470.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,632 2,537
6948541.SQ.FTS.B, Zero Cpn, 2/22/25 ... 6,393 6,189
6948739.SQ.FTS.B, Zero Cpn, 2/22/25 ... 48,522 46,253
6949579.SQ.FTS.B, Zero Cpn, 2/22/25 ... 77,580 64,162
6950012.SQ.FTS.B, Zero Cpn, 2/23/25 ... 6,013 5,632
6950147.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,904 1,830
6950180.SQ.FTS.B, Zero Cpn, 2/23/25 ... 3,176 3,061
6950249.SQ.FTS.B, Zero Cpn, 2/23/25 ... 632 557
6950255.SQ.FTS.B, Zero Cpn, 2/23/25 ... 50,507 46,604
6951456.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,082 1,019
6951493.SQ.FTS.B, Zero Cpn, 2/23/25 ... 14,494 13,913
6951741.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,134 2,775
6951768.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,380 1,334
6951799.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,175 3,979
6951848.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,482 1,426
6951869.SQ.FTS.B, Zero Cpn, 2/23/25 ... 517 487
6951871.SQ.FTS.B, Zero Cpn, 2/23/25 ... 8,356 7,278
6951985.SQ.FTS.B, Zero Cpn, 2/23/25 ... 6,959 5,963
6952076.SQ.FTS.B, Zero Cpn, 2/23/25 ... 52,238 48,776
6952974.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,275 2,175
6952999.SQ.FTS.B, Zero Cpn, 2/23/25 ... 379 369
6953082.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,274 2,123
6954769.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,330 3,136
6954916.SQ.FTS.B, Zero Cpn, 2/24/25 ... 6,651 6,404
6955216.SQ.FTS.B, Zero Cpn, 2/24/25 ... 30,510 29,215
6956002.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,697 3,548
6956076.SQ.FTS.B, Zero Cpn, 2/24/25 ... 6,065 5,351
6956185.SQ.FTS.B, Zero Cpn, 2/24/25 ... 17,599 17,002
6956719.SQ.FTS.B, Zero Cpn, 2/24/25 ... 18,580 17,799
6957149.SQ.FTS.B, Zero Cpn, 2/24/25 ... 25,371 24,226
6957627.SQ.FTS.B, Zero Cpn, 2/24/25 ... 6,613 6,299
6957756.SQ.FTS.B, Zero Cpn, 2/24/25 ... 37,069 35,315
6958376.SQ.FTS.B, Zero Cpn, 2/25/25 ... 8,445 8,086

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6958677.SQ.FTS.B, Zero Cpn, 2/25/25 ... $ 3,470 $ 3,324
6958838.SQ.FTS.B, Zero Cpn, 2/25/25 ... 20,201 18,966
6959516.SQ.FTS.B, Zero Cpn, 2/25/25 ... 17,134 16,370
6959867.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,929 4,763
6959993.SQ.FTS.B, Zero Cpn, 2/25/25 ... 684 661
6960000.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,035 3,860
6960042.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,583 5,287
6960126.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,633 2,538
6960223.SQ.FTS.B, Zero Cpn, 2/25/25 ... 10,041 9,561
6960346.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,838 5,559
6960551.SQ.FTS.B, Zero Cpn, 2/25/25 ... 440 428
6960562.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,703 5,472
6960669.SQ.FTS.B, Zero Cpn, 2/25/25 ... 3,363 3,172
6960761.SQ.FTS.B, Zero Cpn, 2/25/25 ... 34,655 32,597
6962127.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,211 2,098
6962173.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,372 1,320
6962188.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,853 1,777
6962221.SQ.FTS.B, Zero Cpn, 2/25/25 ... 3,693 3,446
6962288.SQ.FTS.B, Zero Cpn, 2/25/25 ... 11,424 10,948
6962382.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,184 3,048
6962432.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,137 1,097
6962450.SQ.FTS.B, Zero Cpn, 2/26/25 ... 7,166 6,824
6962496.SQ.FTS.B, Zero Cpn, 2/26/25 ... 5,032 4,793
6962547.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,370 2,038
6962568.SQ.FTS.B, Zero Cpn, 2/26/25 ... 7,071 6,639
6962640.SQ.FTS.B, Zero Cpn, 2/26/25 ... 9,170 8,759
6962763.SQ.FTS.B, Zero Cpn, 2/26/25 ... 12,302 11,413
6962892.SQ.FTS.B, Zero Cpn, 2/26/25 ... 770 698
6962904.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,928 3,754
6962943.SQ.FTS.B, Zero Cpn, 2/26/25 ... 14,911 13,767
6963136.SQ.FTS.B, Zero Cpn, 2/27/25 ... 9,031 8,674
6963276.SQ.FTS.B, Zero Cpn, 2/27/25 ... 4,609 4,389
6963337.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,106 1,071
6963362.SQ.FTS.B, Zero Cpn, 2/27/25 ... 10,927 10,429
6963512.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,655 2,541
6963550.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,170 2,061
6963590.SQ.FTS.B, Zero Cpn, 2/27/25 ... 681 651
6963596.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,097 2,011
6963616.SQ.FTS.B, Zero Cpn, 2/27/25 ... 5,136 4,947
6963691.SQ.FTS.B, Zero Cpn, 2/27/25 ... 4,028 2,927
6963925.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,046 1,011
6963944.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,584 1,509
6964008.SQ.FTS.B, Zero Cpn, 2/28/25 ... 756 722
6964037.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,597 5,403
6964251.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,506 5,278
6964529.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,504 2,429
6964654.SQ.FTS.B, Zero Cpn, 2/28/25 ... 721 498
6964699.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,273 3,139
6964773.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,692 7,351
6964914.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,078 9,654
6965070.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,382 2,242
6965137.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,761 1,692
6965308.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,515 9,049
6965466.SQ.FTS.B, Zero Cpn, 2/28/25 ... 20,608 19,193
6965795.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,305 2,220
6965855.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,437 6,178
6965965.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,754 3,502
6966014.SQ.FTS.B, Zero Cpn, 2/28/25 ... 26,436 25,220
Description
Principal
Amount Value
Block, Inc. (continued)
6966301.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 1,807 $ 1,726
6966319.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,039 2,858
6966362.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,643 2,542
6966412.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,680 5,380
6966531.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,997 2,762
6966595.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,812 2,425
6966621.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,752 1,698
6966696.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,206 6,936
6966854.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,055 7,559
6966960.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,622 5,387
6967092.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,252 3,130
6967145.SQ.FTS.B, Zero Cpn, 2/28/25 ... 23,551 22,175
6967506.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,583 2,482
6967556.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,625 4,360
6967673.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,078 1,005
6967741.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,437 4,014
6967832.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,756 4,574
6967973.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,322 1,257
6968020.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,033 1,957
6968060.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,782 2,594
6968103.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,860 1,365
6968139.SQ.FTS.B, Zero Cpn, 2/28/25 ... 15,791 15,101
6968599.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,776 1,684
6968616.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,038 7,659
6968822.SQ.FTS.B, Zero Cpn, 2/28/25 ... 25,541 24,264
6969306.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,293 4,117
6969376.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,613 1,119
6969402.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,176 2,330
6969459.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,513 6,202
6969563.SQ.FTS.B, Zero Cpn, 2/28/25 ... 409 399
6969586.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,040 3,830
6969662.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,691 3,550
6969752.SQ.FTS.B, Zero Cpn, 2/28/25 ... 27,751 26,792
6970442.SQ.FTS.B, Zero Cpn, 2/28/25 ... 14,338 13,736
6970646.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,231 3,956
6970716.SQ.FTS.B, Zero Cpn, 2/28/25 ... 13,166 12,376
6971019.SQ.FTS.B, Zero Cpn, 2/28/25 ... 704 667
6971028.SQ.FTS.B, Zero Cpn, 2/28/25 ... 891 865
6971054.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,456 2,288
6971087.SQ.FTS.B, Zero Cpn, 2/28/25 ... 15,492 14,759
6971351.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,971 8,588
6971521.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,141 2,079
6971755.SQ.FTS.B, Zero Cpn, 2/28/25 ... 433 420
6971766.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,727 8,314
6972022.SQ.FTS.B, Zero Cpn, 2/28/25 ... 20,473 19,682
6972492.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,103 9,360
6972686.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,388 7,078
6972812.SQ.FTS.B, Zero Cpn, 2/28/25 ... 24,599 23,737
6973349.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,878 1,803
6973388.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,915 4,712
6973520.SQ.FTS.B, Zero Cpn, 2/28/25 ... 38,201 36,455
6974212.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,260 3,084
6977392.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,737 3,605
6977572.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,754 10,323
6977842.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,036 1,944
6977915.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,700 1,545
6977996.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,160 3,026
6978141.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,521 2,396

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6978269.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 5,079 $ 4,335
6978418.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,451 1,322
6978456.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,188 1,068
6978496.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,483 3,282
6978565.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,023 2,923
6978718.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,176 7,825
6978845.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,007 3,810
6978939.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,499 1,411
6978952.SQ.FTS.B, Zero Cpn, 2/28/25 ... 61,930 57,401
6979873.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,486 4,192
6980002.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,784 8,838
6980196.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,033 1,949
6980227.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,175 3,054
6980331.SQ.FTS.B, Zero Cpn, 2/28/25 ... 44,830 42,759
6981068.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,478 1,981
6981095.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,282 10,908
6981267.SQ.FTS.B, Zero Cpn, 3/01/25 ... 6,776 6,419
6981491.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,328 1,210
6981536.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,611 4,932
6981643.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,839 3,659
6981750.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,824 2,686
6981964.SQ.FTS.B, Zero Cpn, 3/01/25 ... 14,112 12,638
6982291.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,384 1,325
6982310.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,977 5,714
6982511.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,928 3,737
6982643.SQ.FTS.B, Zero Cpn, 3/01/25 ... 19,608 18,683
6982998.SQ.FTS.B, Zero Cpn, 3/01/25 ... 983 925
6983003.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,192 2,044
6983051.SQ.FTS.B, Zero Cpn, 3/01/25 ... 48,495 46,329
6983959.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,151 2,057
6983994.SQ.FTS.B, Zero Cpn, 3/01/25 ... 13,762 13,198
6984332.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,065 2,916
6984383.SQ.FTS.B, Zero Cpn, 3/01/25 ... 10,864 10,349
6984629.SQ.FTS.B, Zero Cpn, 3/01/25 ... 457 439
6984655.SQ.FTS.B, Zero Cpn, 3/01/25 ... 22,235 21,256
6984708.SQ.FTS.B, Zero Cpn, 3/02/25 ... 1,426 1,255
6984748.SQ.FTS.B, Zero Cpn, 3/02/25 ... 6,080 5,867
6984847.SQ.FTS.B, Zero Cpn, 3/02/25 ... 9,702 9,275
6985038.SQ.FTS.B, Zero Cpn, 3/02/25 ... 525 506
6985048.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,704 2,170
6985088.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,676 2,583
6985153.SQ.FTS.B, Zero Cpn, 3/02/25 ... 31,076 29,277
6985592.SQ.FTS.B, Zero Cpn, 3/03/25 ... 936 910
6985611.SQ.FTS.B, Zero Cpn, 3/03/25 ... 4,408 4,213
6985703.SQ.FTS.B, Zero Cpn, 3/03/25 ... 6,788 6,481
6985793.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,658 2,538
6985841.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,620 2,394
6985878.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,716 1,641
6985899.SQ.FTS.B, Zero Cpn, 3/03/25 ... 27,085 25,836
6986336.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,090 997
6986355.SQ.FTS.B, Zero Cpn, 3/04/25 ... 824 792
6986370.SQ.FTS.B, Zero Cpn, 3/04/25 ... 7,591 7,258
6986476.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,271 1,233
6986518.SQ.FTS.B, Zero Cpn, 3/04/25 ... 6,513 6,045
6986601.SQ.FTS.B, Zero Cpn, 3/04/25 ... 9,178 8,624
6986717.SQ.FTS.B, Zero Cpn, 3/04/25 ... 8,394 6,762
6986827.SQ.FTS.B, Zero Cpn, 3/04/25 ... 15,089 14,478
6986974.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,345 1,272
Description
Principal
Amount Value
Block, Inc. (continued)
6986997.SQ.FTS.B, Zero Cpn, 3/04/25 ... $ 10,047 $ 9,020
6987089.SQ.FTS.B, Zero Cpn, 3/04/25 ... 16,254 15,540
6987501.SQ.FTS.B, Zero Cpn, 3/05/25 ... 5,068 4,615
6987569.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,671 3,488
6987650.SQ.FTS.B, Zero Cpn, 3/05/25 ... 8,160 7,110
6987935.SQ.FTS.B, Zero Cpn, 3/05/25 ... 4,723 4,491
6988082.SQ.FTS.B, Zero Cpn, 3/05/25 ... 9,355 9,031
6988488.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,690 1,626
6988557.SQ.FTS.B, Zero Cpn, 3/05/25 ... 5,124 4,929
6988666.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,466 2,378
6988751.SQ.FTS.B, Zero Cpn, 3/05/25 ... 8,829 8,315
6988943.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,268 1,216
6988983.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,706 2,571
6989059.SQ.FTS.B, Zero Cpn, 3/05/25 ... 15,022 14,391
6989404.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,328 1,278
6989435.SQ.FTS.B, Zero Cpn, 3/05/25 ... 15,375 14,421
6989741.SQ.FTS.B, Zero Cpn, 3/05/25 ... 19,653 18,791
6989887.SQ.FTS.B, Zero Cpn, 3/05/25 ... 263 258
6989891.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,808 3,620
6989943.SQ.FTS.B, Zero Cpn, 3/05/25 ... 14,299 12,849
6990056.SQ.FTS.B, Zero Cpn, 3/05/25 ... 13,585 12,999
6990177.SQ.FTS.B, Zero Cpn, 3/05/25 ... 10,406 9,958
6990260.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,736 1,663
6990297.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,511 1,080
6990305.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,703 1,635
6990315.SQ.FTS.B, Zero Cpn, 3/05/25 ... 651 628
6990326.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,513 1,453
6990422.SQ.FTS.B, Zero Cpn, 3/06/25 ... 16,800 16,041
6990602.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,783 1,674
6990634.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,113 7,805
6990771.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,562 3,108
6990845.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,787 2,663
6990898.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,547 2,438
6990935.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,596 3,453
6991027.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,769 3,605
6991076.SQ.FTS.B, Zero Cpn, 3/06/25 ... 11,411 10,870
6991229.SQ.FTS.B, Zero Cpn, 3/06/25 ... 22,972 21,627
6991581.SQ.FTS.B, Zero Cpn, 3/06/25 ... 9,184 8,577
6991688.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,717 5,479
6991749.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,103 7,567
6992349.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,541 3,361
6992584.SQ.FTS.B, Zero Cpn, 3/06/25 ... 40,212 37,824
6993089.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,940 1,671
6993141.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,073 1,990
6993187.SQ.FTS.B, Zero Cpn, 3/06/25 ... 9,200 8,809
6993405.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,383 2,275
6993453.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,805 5,506
6993568.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,980 8,633
6995635.SQ.FTS.B, Zero Cpn, 3/07/25 ... 912 856
6995689.SQ.FTS.B, Zero Cpn, 3/07/25 ... 2,121 1,992
6995742.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,674 1,420
6995761.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,153 1,103
6995974.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,083 2,774
6996026.SQ.FTS.B, Zero Cpn, 3/07/25 ... 34,462 30,458
6996881.SQ.FTS.B, Zero Cpn, 3/07/25 ... 12,663 12,081
6997185.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,158 3,055
6997293.SQ.FTS.B, Zero Cpn, 3/07/25 ... 11,585 11,056
6997516.SQ.FTS.B, Zero Cpn, 3/07/25 ... 26,427 24,793

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6997810.SQ.FTS.B, Zero Cpn, 3/07/25 ... $ 4,963 $ 4,771
6997894.SQ.FTS.B, Zero Cpn, 3/07/25 ... 4,979 4,840
6997998.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,258 3,140
6998051.SQ.FTS.B, Zero Cpn, 3/07/25 ... 6,239 5,970
6999268.SQ.FTS.B, Zero Cpn, 3/08/25 ... 17,147 16,480
6999962.SQ.FTS.B, Zero Cpn, 3/08/25 ... 16,435 15,965
7000313.SQ.FTS.B, Zero Cpn, 3/08/25 ... 11,488 11,056
7000460.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,722 3,501
7000516.SQ.FTS.B, Zero Cpn, 3/08/25 ... 12,989 12,483
7000748.SQ.FTS.B, Zero Cpn, 3/08/25 ... 11,582 11,074
7000868.SQ.FTS.B, Zero Cpn, 3/08/25 ... 10,987 10,586
7001065.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,852 2,764
7001131.SQ.FTS.B, Zero Cpn, 3/08/25 ... 462 449
7001137.SQ.FTS.B, Zero Cpn, 3/08/25 ... 7,091 6,623
7001238.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,627 3,300
7001315.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,550 4,349
7001417.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,625 4,437
7001522.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,669 2,587
7001551.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,733 4,439
7001643.SQ.FTS.B, Zero Cpn, 3/08/25 ... 5,457 5,217
7001717.SQ.FTS.B, Zero Cpn, 3/08/25 ... 9,413 8,947
7001805.SQ.FTS.B, Zero Cpn, 3/08/25 ... 10,663 9,663
7001926.SQ.FTS.B, Zero Cpn, 3/08/25 ... 53,705 50,495
7002315.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,723 1,652
7002355.SQ.FTS.B, Zero Cpn, 3/09/25 ... 4,948 4,407
7002418.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,069 1,929
7002453.SQ.FTS.B, Zero Cpn, 3/09/25 ... 14,512 13,888
7002636.SQ.FTS.B, Zero Cpn, 3/09/25 ... 10,381 9,861
7002805.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,587 2,491
7002839.SQ.FTS.B, Zero Cpn, 3/09/25 ... 7,085 6,660
7002916.SQ.FTS.B, Zero Cpn, 3/09/25 ... 11,267 10,697
7003078.SQ.FTS.B, Zero Cpn, 3/09/25 ... 9,253 7,871
7003182.SQ.FTS.B, Zero Cpn, 3/09/25 ... 19,617 18,893
7003487.SQ.FTS.B, Zero Cpn, 3/10/25 ... 7,240 6,807
7003565.SQ.FTS.B, Zero Cpn, 3/10/25 ... 7,523 7,071
7003653.SQ.FTS.B, Zero Cpn, 3/10/25 ... 16,516 12,030
7003833.SQ.FTS.B, Zero Cpn, 3/10/25 ... 1,996 1,876
7003857.SQ.FTS.B, Zero Cpn, 3/10/25 ... 2,291 2,075
7003880.SQ.FTS.B, Zero Cpn, 3/10/25 ... 37,123 34,898
7004982.SQ.FTS.B, Zero Cpn, 3/11/25 ... 8,998 8,499
7005128.SQ.FTS.B, Zero Cpn, 3/11/25 ... 9,674 9,291
7005362.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,314 1,269
7005388.SQ.FTS.B, Zero Cpn, 3/11/25 ... 17,712 16,954
7005638.SQ.FTS.B, Zero Cpn, 3/11/25 ... 9,276 8,377
7005777.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,105 4,881
7005866.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,029 3,785
7005926.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,144 1,998
7005944.SQ.FTS.B, Zero Cpn, 3/11/25 ... 547 519
7005947.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,560 2,409
7005973.SQ.FTS.B, Zero Cpn, 3/11/25 ... 17,684 16,927
7006228.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,508 1,432
7006240.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,480 4,274
7006290.SQ.FTS.B, Zero Cpn, 3/11/25 ... 8,156 7,562
7006402.SQ.FTS.B, Zero Cpn, 3/11/25 ... 16,525 14,508
7006704.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,038 1,944
7006737.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,076 1,879
7006776.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,523 3,968
7006846.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,800 2,676
Description
Principal
Amount Value
Block, Inc. (continued)
7006885.SQ.FTS.B, Zero Cpn, 3/11/25 ... $ 1,919 $ 1,845
7006910.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,224 6,856
7007003.SQ.FTS.B, Zero Cpn, 3/11/25 ... 9,748 9,238
7007140.SQ.FTS.B, Zero Cpn, 3/11/25 ... 29,436 28,084
7007466.SQ.FTS.B, Zero Cpn, 3/12/25 ... 4,823 4,615
7007563.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,811 1,737
7007598.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,003 1,935
7007655.SQ.FTS.B, Zero Cpn, 3/12/25 ... 16,368 15,514
7008102.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,854 2,728
7008210.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,993 1,873
7008245.SQ.FTS.B, Zero Cpn, 3/12/25 ... 11,016 10,529
7008486.SQ.FTS.B, Zero Cpn, 3/12/25 ... 3,099 2,957
7008548.SQ.FTS.B, Zero Cpn, 3/12/25 ... 30,584 29,250
7008985.SQ.FTS.B, Zero Cpn, 3/12/25 ... 13,193 12,548
7009209.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,122 4,833
7009269.SQ.FTS.B, Zero Cpn, 3/12/25 ... 22,063 20,609
7009540.SQ.FTS.B, Zero Cpn, 3/12/25 ... 24,854 22,608
7009878.SQ.FTS.B, Zero Cpn, 3/12/25 ... 7,236 6,958
7009982.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,915 1,774
7010025.SQ.FTS.B, Zero Cpn, 3/12/25 ... 67,041 61,135
7010833.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,017 3,656
7010932.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,583 2,335
7010971.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,125 1,893
7011015.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,153 2,074
7011082.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,950 2,732
7011133.SQ.FTS.B, Zero Cpn, 3/13/25 ... 24,963 23,859
7012154.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,304 1,266
7012225.SQ.FTS.B, Zero Cpn, 3/13/25 ... 957 925
7012242.SQ.FTS.B, Zero Cpn, 3/13/25 ... 10,717 10,222
7012593.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,303 4,042
7012661.SQ.FTS.B, Zero Cpn, 3/13/25 ... 11,967 11,415
7012891.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,189 3,058
7012949.SQ.FTS.B, Zero Cpn, 3/13/25 ... 6,420 5,006
7013036.SQ.FTS.B, Zero Cpn, 3/13/25 ... 8,635 8,112
7013177.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,777 1,655
7013232.SQ.FTS.B, Zero Cpn, 3/13/25 ... 9,686 9,178
7013365.SQ.FTS.B, Zero Cpn, 3/13/25 ... 766 713
7013377.SQ.FTS.B, Zero Cpn, 3/13/25 ... 5,653 5,442
7013520.SQ.FTS.B, Zero Cpn, 3/13/25 ... 28,470 26,756
7014068.SQ.FTS.B, Zero Cpn, 3/13/25 ... 10,307 9,545
7014159.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,042 1,965
7014182.SQ.FTS.B, Zero Cpn, 3/13/25 ... 11,618 10,973
7014345.SQ.FTS.B, Zero Cpn, 3/13/25 ... 11,758 11,253
7014492.SQ.FTS.B, Zero Cpn, 3/13/25 ... 6,335 6,013
7016320.SQ.FTS.B, Zero Cpn, 3/14/25 ... 17,229 16,391
7016702.SQ.FTS.B, Zero Cpn, 3/14/25 ... 38,571 36,931
7018034.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,228 1,171
7018062.SQ.FTS.B, Zero Cpn, 3/14/25 ... 490 471
7018080.SQ.FTS.B, Zero Cpn, 3/14/25 ... 3,203 2,370
7018206.SQ.FTS.B, Zero Cpn, 3/14/25 ... 6,838 5,464
7018355.SQ.FTS.B, Zero Cpn, 3/14/25 ... 8,574 8,176
7018517.SQ.FTS.B, Zero Cpn, 3/14/25 ... 8,714 8,193
7018665.SQ.FTS.B, Zero Cpn, 3/14/25 ... 17,448 15,350
7018946.SQ.FTS.B, Zero Cpn, 3/14/25 ... 3,448 3,279
7019048.SQ.FTS.B, Zero Cpn, 3/14/25 ... 28,339 27,011
7019532.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,229 2,134
7019564.SQ.FTS.B, Zero Cpn, 3/14/25 ... 3,911 3,567
7019615.SQ.FTS.B, Zero Cpn, 3/14/25 ... 14,764 13,943

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7019936.SQ.FTS.B, Zero Cpn, 3/14/25 ... $ 10,114 $ 9,665
7020113.SQ.FTS.B, Zero Cpn, 3/14/25 ... 4,470 4,270
7020159.SQ.FTS.B, Zero Cpn, 3/14/25 ... 48,211 45,959
7020328.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,527 2,464
7020537.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,895 2,768
7020620.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,861 5,611
7020809.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,958 2,826
7020921.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,830 3,657
7021016.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,629 1,559
7021055.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,357 2,257
7021116.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,580 1,496
7021179.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,540 1,447
7021238.SQ.FTS.B, Zero Cpn, 3/15/25 ... 9,436 8,307
7021479.SQ.FTS.B, Zero Cpn, 3/15/25 ... 8,127 7,766
7021699.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,082 1,949
7021732.SQ.FTS.B, Zero Cpn, 3/15/25 ... 11,097 10,606
7022017.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,373 2,266
7022101.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,832 1,764
7022161.SQ.FTS.B, Zero Cpn, 3/15/25 ... 4,335 3,927
7022239.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,450 3,283
7022298.SQ.FTS.B, Zero Cpn, 3/15/25 ... 13,779 13,345
7022701.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,831 1,756
7022730.SQ.FTS.B, Zero Cpn, 3/15/25 ... 7,913 7,485
7022921.SQ.FTS.B, Zero Cpn, 3/15/25 ... 15,183 14,392
7023270.SQ.FTS.B, Zero Cpn, 3/15/25 ... 17,220 16,017
7023513.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,010 978
7023533.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,709 3,548
7023586.SQ.FTS.B, Zero Cpn, 3/15/25 ... 7,563 7,164
7023843.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,706 1,621
7023914.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,371 3,223
7023999.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,782 1,675
7024017.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,217 1,167
7024049.SQ.FTS.B, Zero Cpn, 3/15/25 ... 29,031 27,774
7024634.SQ.FTS.B, Zero Cpn, 3/16/25 ... 7,300 6,971
7024745.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,891 2,706
7024788.SQ.FTS.B, Zero Cpn, 3/16/25 ... 8,497 7,576
7024893.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,047 998
7024906.SQ.FTS.B, Zero Cpn, 3/16/25 ... 735 701
7024912.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,912 1,831
7024944.SQ.FTS.B, Zero Cpn, 3/16/25 ... 5,897 5,546
7025010.SQ.FTS.B, Zero Cpn, 3/16/25 ... 4,369 4,151
7025080.SQ.FTS.B, Zero Cpn, 3/16/25 ... 5,057 4,748
7025130.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,255 1,191
7025149.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,227 1,963
7025173.SQ.FTS.B, Zero Cpn, 3/16/25 ... 8,661 8,228
7025279.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,030 1,935
7025304.SQ.FTS.B, Zero Cpn, 3/16/25 ... 3,988 3,708
7025353.SQ.FTS.B, Zero Cpn, 3/16/25 ... 14,415 13,763
7025559.SQ.FTS.B, Zero Cpn, 3/17/25 ... 5,994 5,679
7025639.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,693 2,578
7025685.SQ.FTS.B, Zero Cpn, 3/17/25 ... 4,006 3,791
7025751.SQ.FTS.B, Zero Cpn, 3/17/25 ... 26,347 25,159
7026089.SQ.FTS.B, Zero Cpn, 3/17/25 ... 3,931 3,745
7026140.SQ.FTS.B, Zero Cpn, 3/17/25 ... 4,317 4,071
7026440.SQ.FTS.B, Zero Cpn, 3/18/25 ... 9,156 8,579
7026600.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,316 1,270
7026651.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,275 4,072
7026779.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,510 6,937
Description
Principal
Amount Value
Block, Inc. (continued)
7027109.SQ.FTS.B, Zero Cpn, 3/18/25 ... $ 4,214 $ 4,028
7027218.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,380 4,751
7027332.SQ.FTS.B, Zero Cpn, 3/18/25 ... 824 792
7027355.SQ.FTS.B, Zero Cpn, 3/18/25 ... 197 192
7027379.SQ.FTS.B, Zero Cpn, 3/18/25 ... 32,234 30,675
7028002.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,079 1,030
7028020.SQ.FTS.B, Zero Cpn, 3/18/25 ... 25,446 24,249
7028433.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,112 3,715
7028476.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,975 1,884
7028500.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,747 2,599
7028537.SQ.FTS.B, Zero Cpn, 3/18/25 ... 66,962 63,429
7029537.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,529 4,047
7029578.SQ.FTS.B, Zero Cpn, 3/18/25 ... 8,669 8,237
7029744.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,283 5,020
7029846.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,451 1,273
7029879.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,340 6,963
7029984.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,976 5,706
7030059.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,558 4,242
7030157.SQ.FTS.B, Zero Cpn, 3/18/25 ... 10,227 9,741
7030353.SQ.FTS.B, Zero Cpn, 3/18/25 ... 8,245 7,863
7030466.SQ.FTS.B, Zero Cpn, 3/19/25 ... 4,938 4,708
7030602.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,634 5,380
7030648.SQ.FTS.B, Zero Cpn, 3/19/25 ... 933 890
7030676.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,217 3,047
7030741.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,728 1,633
7030781.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,565 1,474
7030820.SQ.FTS.B, Zero Cpn, 3/19/25 ... 4,401 4,253
7031071.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,948 1,850
7031118.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,139 4,901
7031258.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,830 1,750
7031302.SQ.FTS.B, Zero Cpn, 3/19/25 ... 6,266 5,943
7031483.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,898 3,694
7031577.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,091 2,972
7031642.SQ.FTS.B, Zero Cpn, 3/19/25 ... 10,420 9,462
7031775.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,845 1,743
7031801.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,280 1,223
7031810.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,854 3,500
7031881.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,421 5,174
7031973.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,574 3,412
7032049.SQ.FTS.B, Zero Cpn, 3/19/25 ... 13,310 12,507
7032279.SQ.FTS.B, Zero Cpn, 3/19/25 ... 7,550 6,752
7032344.SQ.FTS.B, Zero Cpn, 3/19/25 ... 71,240 67,469
7033198.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,609 1,549
7033222.SQ.FTS.B, Zero Cpn, 3/19/25 ... 21,363 19,890
7033411.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,084 1,035
7033424.SQ.FTS.B, Zero Cpn, 3/19/25 ... 72,668 65,999
7034177.SQ.FTS.B, Zero Cpn, 3/20/25 ... 684 664
7034217.SQ.FTS.B, Zero Cpn, 3/20/25 ... 5,656 5,371
7034406.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,814 1,744
7034454.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,446 2,316
7034510.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,479 1,379
7034546.SQ.FTS.B, Zero Cpn, 3/20/25 ... 12,299 11,825
7035030.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,304 2,689
7035154.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,933 3,697
7035207.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,629 1,415
7035232.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,675 2,292
7035266.SQ.FTS.B, Zero Cpn, 3/20/25 ... 7,932 7,592
7035553.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,472 2,338

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7035799.SQ.FTS.B, Zero Cpn, 3/20/25 ... $ 86,623 $ 82,235
7036970.SQ.FTS.B, Zero Cpn, 3/20/25 ... 612 588
7036979.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,308 1,165
7036994.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,399 1,215
7037003.SQ.FTS.B, Zero Cpn, 3/20/25 ... 77,949 74,194
7037993.SQ.FTS.B, Zero Cpn, 3/20/25 ... 4,471 4,297
7039772.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,094 2,974
7039842.SQ.FTS.B, Zero Cpn, 3/21/25 ... 14,174 13,535
7040160.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,892 1,806
7040179.SQ.FTS.B, Zero Cpn, 3/21/25 ... 13,725 12,872
7040512.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,511 3,299
7040643.SQ.FTS.B, Zero Cpn, 3/21/25 ... 17,702 16,875
7041176.SQ.FTS.B, Zero Cpn, 3/21/25 ... 5,988 5,626
7041357.SQ.FTS.B, Zero Cpn, 3/21/25 ... 18,486 17,754
7041725.SQ.FTS.B, Zero Cpn, 3/21/25 ... 10,559 10,141
7041966.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,631 1,573
7042023.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,567 3,377
7042110.SQ.FTS.B, Zero Cpn, 3/21/25 ... 73,919 70,517
7043404.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,106 1,073
7043444.SQ.FTS.B, Zero Cpn, 3/21/25 ... 9,678 9,163
7043635.SQ.FTS.B, Zero Cpn, 3/21/25 ... 6,963 6,604
7043824.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,490 2,169
7043910.SQ.FTS.B, Zero Cpn, 3/22/25 ... 8,860 8,412
7044138.SQ.FTS.B, Zero Cpn, 3/22/25 ... 8,432 7,969
7044330.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,581 4,382
7044429.SQ.FTS.B, Zero Cpn, 3/22/25 ... 28,488 27,257
7045249.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,126 3,940
7045332.SQ.FTS.B, Zero Cpn, 3/22/25 ... 7,165 6,844
7045483.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,019 2,854
7045538.SQ.FTS.B, Zero Cpn, 3/22/25 ... 54,430 51,818
7046581.SQ.FTS.B, Zero Cpn, 3/22/25 ... 15,716 14,505
7046741.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,390 3,228
7046787.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,275 3,124
7046819.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,907 1,820
7046836.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,494 4,188
7046906.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,182 1,129
7046917.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,811 1,740
7046945.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,172 2,059
7046965.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,063 1,011
7046976.SQ.FTS.B, Zero Cpn, 3/22/25 ... 901 840
7046986.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,422 2,082
7047020.SQ.FTS.B, Zero Cpn, 3/22/25 ... 887 853
7047032.SQ.FTS.B, Zero Cpn, 3/22/25 ... 7,937 7,472
7047074.SQ.FTS.B, Zero Cpn, 3/23/25 ... 24,630 23,136
7047321.SQ.FTS.B, Zero Cpn, 3/23/25 ... 9,041 8,582
7047417.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,563 3,134
7047454.SQ.FTS.B, Zero Cpn, 3/23/25 ... 6,452 6,107
7047536.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,831 3,662
7047566.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,225 2,039
7047583.SQ.FTS.B, Zero Cpn, 3/23/25 ... 21,646 20,481
7047940.SQ.FTS.B, Zero Cpn, 3/23/25 ... 5,147 4,929
7048113.SQ.FTS.B, Zero Cpn, 3/24/25 ... 503 476
7048127.SQ.FTS.B, Zero Cpn, 3/24/25 ... 10,120 9,486
7048252.SQ.FTS.B, Zero Cpn, 3/24/25 ... 1,735 1,661
7048285.SQ.FTS.B, Zero Cpn, 3/24/25 ... 15,266 14,520
7048466.SQ.FTS.B, Zero Cpn, 3/24/25 ... 6,589 6,253
7048541.SQ.FTS.B, Zero Cpn, 3/24/25 ... 7,037 6,761
7048672.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,797 2,672
Description
Principal
Amount Value
Block, Inc. (continued)
7048711.SQ.FTS.B, Zero Cpn, 3/24/25 ... $ 3,029 $ 2,890
7048975.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,950 6,615
7049107.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,276 1,209
7049151.SQ.FTS.B, Zero Cpn, 3/25/25 ... 9,531 9,034
7049368.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,586 1,514
7049394.SQ.FTS.B, Zero Cpn, 3/25/25 ... 13,990 13,418
7049780.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,047 1,955
7049811.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,222 2,146
7049845.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,619 5,268
7049930.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,184 4,956
7049995.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,004 10,540
7050197.SQ.FTS.B, Zero Cpn, 3/25/25 ... 15,591 14,284
7050449.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,891 1,799
7050468.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,049 3,861
7050515.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,017 946
7050526.SQ.FTS.B, Zero Cpn, 3/25/25 ... 995 947
7050533.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,420 4,974
7050585.SQ.FTS.B, Zero Cpn, 3/25/25 ... 814 659
7050592.SQ.FTS.B, Zero Cpn, 3/25/25 ... 977 894
7050598.SQ.FTS.B, Zero Cpn, 3/25/25 ... 78 75
7050615.SQ.FTS.B, Zero Cpn, 3/25/25 ... 50,128 47,691
7051088.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,021 4,812
7051136.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,849 4,629
7051230.SQ.FTS.B, Zero Cpn, 3/25/25 ... 8,734 8,346
7051332.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,013 4,794
7051387.SQ.FTS.B, Zero Cpn, 3/25/25 ... 17,303 16,488
7051616.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,265 6,897
7051719.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,047 3,835
7051781.SQ.FTS.B, Zero Cpn, 3/25/25 ... 8,371 7,449
7051880.SQ.FTS.B, Zero Cpn, 3/25/25 ... 18,508 17,762
7052092.SQ.FTS.B, Zero Cpn, 3/25/25 ... 24,072 22,539
7052401.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,613 2,507
7052443.SQ.FTS.B, Zero Cpn, 3/25/25 ... 14,255 13,507
7052564.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,474 4,270
7052632.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,481 2,393
7052668.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,259 3,102
7052707.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,949 5,585
7052795.SQ.FTS.B, Zero Cpn, 3/26/25 ... 26,457 25,298
7053292.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,592 5,317
7053454.SQ.FTS.B, Zero Cpn, 3/26/25 ... 39,922 37,868
7054215.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,496 4,300
7054287.SQ.FTS.B, Zero Cpn, 3/26/25 ... 12,690 12,176
7054449.SQ.FTS.B, Zero Cpn, 3/26/25 ... 10,358 9,802
7054593.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,244 1,193
7054612.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,943 5,203
7054663.SQ.FTS.B, Zero Cpn, 3/26/25 ... 7,050 6,772
7055830.SQ.FTS.B, Zero Cpn, 3/27/25 ... 3,996 3,826
7055882.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,328 2,220
7055908.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,652 1,593
7055934.SQ.FTS.B, Zero Cpn, 3/27/25 ... 8,194 7,575
7056018.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,115 9,651
7056124.SQ.FTS.B, Zero Cpn, 3/27/25 ... 7,943 7,271
7056251.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,725 1,656
7056285.SQ.FTS.B, Zero Cpn, 3/27/25 ... 20,540 19,426
7056743.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,013 4,741
7056845.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,809 1,694
7056867.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,397 5,097
7056959.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,606 1,524

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7057013.SQ.FTS.B, Zero Cpn, 3/27/25 ... $ 11,622 $ 11,071
7057284.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,534 4,962
7057514.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,589 10,097
7057720.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,526 9,987
7057940.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,643 2,536
7057972.SQ.FTS.B, Zero Cpn, 3/27/25 ... 8,239 7,723
7058120.SQ.FTS.B, Zero Cpn, 3/27/25 ... 18,803 17,934
7058367.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,197 4,015
7058440.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,201 9,747
7058652.SQ.FTS.B, Zero Cpn, 3/27/25 ... 37,405 35,839
7060928.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,075 2,862
7061030.SQ.FTS.B, Zero Cpn, 3/28/25 ... 4,598 4,270
7061151.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,564 1,438
7061185.SQ.FTS.B, Zero Cpn, 3/28/25 ... 5,626 5,161
7061323.SQ.FTS.B, Zero Cpn, 3/28/25 ... 36,347 33,831
7062302.SQ.FTS.B, Zero Cpn, 3/28/25 ... 5,116 4,797
7062421.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,171 1,056
7062463.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,006 1,804
7062520.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,246 2,058
7062587.SQ.FTS.B, Zero Cpn, 3/28/25 ... 590 509
7062617.SQ.FTS.B, Zero Cpn, 3/28/25 ... 20,920 19,144
7062963.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,640 1,522
7062997.SQ.FTS.B, Zero Cpn, 3/28/25 ... 12,385 11,502
7063158.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,698 3,399
7063302.SQ.FTS.B, Zero Cpn, 3/28/25 ... 51,189 47,814
7063881.SQ.FTS.B, Zero Cpn, 3/28/25 ... 6,266 5,787
7063990.SQ.FTS.B, Zero Cpn, 3/28/25 ... 933 862
7064020.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,974 2,730
7064129.SQ.FTS.B, Zero Cpn, 3/28/25 ... 21,429 19,998
7064581.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,417 1,311
7064618.SQ.FTS.B, Zero Cpn, 3/28/25 ... 13,499 12,261
7064813.SQ.FTS.B, Zero Cpn, 3/29/25 ... 5,689 5,310
7065020.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,036 3,662
7065179.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,862 1,706
7065240.SQ.FTS.B, Zero Cpn, 3/29/25 ... 6,232 5,798
7065573.SQ.FTS.B, Zero Cpn, 3/29/25 ... 17,272 15,742
7066061.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,728 2,557
7066150.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,032 951
7066163.SQ.FTS.B, Zero Cpn, 3/29/25 ... 95,617 89,000
7067737.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,261 3,995
7067874.SQ.FTS.B, Zero Cpn, 3/29/25 ... 5,405 4,968
7068056.SQ.FTS.B, Zero Cpn, 3/29/25 ... 8,275 7,604
7068142.SQ.FTS.B, Zero Cpn, 3/30/25 ... 5,414 5,054
7068205.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,356 1,256
7068217.SQ.FTS.B, Zero Cpn, 3/30/25 ... 9,449 8,681
7068321.SQ.FTS.B, Zero Cpn, 3/30/25 ... 31,653 29,388
7068715.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,119 1,021
7068736.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,629 1,508
7068749.SQ.FTS.B, Zero Cpn, 3/30/25 ... 10,451 9,751
7068882.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,370 3,157
7068913.SQ.FTS.B, Zero Cpn, 3/30/25 ... 6,041 5,596
7068973.SQ.FTS.B, Zero Cpn, 3/30/25 ... 5,588 5,176
7069042.SQ.FTS.B, Zero Cpn, 4/01/25 ... 5,660 5,204
7069138.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,141 1,957
7069166.SQ.FTS.B, Zero Cpn, 4/01/25 ... 7,131 6,539
7069240.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,875 1,736
7069264.SQ.FTS.B, Zero Cpn, 4/01/25 ... 6,783 6,309
7069364.SQ.FTS.B, Zero Cpn, 4/01/25 ... 18,921 17,255
Description
Principal
Amount Value
Block, Inc. (continued)
7069578.SQ.FTS.B, Zero Cpn, 4/01/25 ... $ 2,499 $ 2,306
7069593.SQ.FTS.B, Zero Cpn, 4/01/25 ... 10,665 9,994
7069692.SQ.FTS.B, Zero Cpn, 4/01/25 ... 7,593 7,037
7069775.SQ.FTS.B, Zero Cpn, 4/01/25 ... 12,095 11,288
7070173.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,499 3,279
7070237.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,513 4,181
7071000.SQ.FTS.B, Zero Cpn, 4/02/25 ... 645 591
7071024.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,064 4,713
7071117.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,294 3,010
7071207.SQ.FTS.B, Zero Cpn, 4/02/25 ... 737 677
7071223.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,078 6,561
7071351.SQ.FTS.B, Zero Cpn, 4/02/25 ... 22,554 21,034
7071767.SQ.FTS.B, Zero Cpn, 4/02/25 ... 10,341 9,501
7071948.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,106 2,852
7071966.SQ.FTS.B, Zero Cpn, 4/02/25 ... 15,327 14,066
7072106.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,477 5,038
7072198.SQ.FTS.B, Zero Cpn, 4/02/25 ... 71,291 66,124
7073414.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,230 2,965
7073455.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,537 1,424
7073486.SQ.FTS.B, Zero Cpn, 4/02/25 ... 8,933 8,245
7073623.SQ.FTS.B, Zero Cpn, 4/02/25 ... 663 611
7073629.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,679 3,320
7073696.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,583 2,375
7073718.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,283 1,166
7073749.SQ.FTS.B, Zero Cpn, 4/02/25 ... 9,468 8,691
7074005.SQ.FTS.B, Zero Cpn, 4/03/25 ... 13,976 13,009
7074163.SQ.FTS.B, Zero Cpn, 4/03/25 ... 880 802
7074171.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,494 3,208
7074204.SQ.FTS.B, Zero Cpn, 4/03/25 ... 6,814 6,196
7074453.SQ.FTS.B, Zero Cpn, 4/03/25 ... 28,172 25,708
7075178.SQ.FTS.B, Zero Cpn, 4/03/25 ... 5,280 4,820
7075287.SQ.FTS.B, Zero Cpn, 4/03/25 ... 6,788 6,336
7075418.SQ.FTS.B, Zero Cpn, 4/03/25 ... 7,210 6,669
7075529.SQ.FTS.B, Zero Cpn, 4/03/25 ... 77,287 72,341
7076876.SQ.FTS.B, Zero Cpn, 4/03/25 ... 18,937 17,739
7077158.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,567 2,345
7077192.SQ.FTS.B, Zero Cpn, 4/03/25 ... 7,250 6,630
7077255.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,531 2,322
7077298.SQ.FTS.B, Zero Cpn, 4/03/25 ... 31,752 29,378
7077653.SQ.FTS.B, Zero Cpn, 4/03/25 ... 741 673
7077679.SQ.FTS.B, Zero Cpn, 4/03/25 ... 737 678
7077692.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,494 1,381
7077716.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,086 1,937
7077760.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,612 2,395
7077800.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,050 956
7077831.SQ.FTS.B, Zero Cpn, 4/04/25 ... 6,658 6,153
7077978.SQ.FTS.B, Zero Cpn, 4/04/25 ... 10,323 9,542
7078197.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,432 1,330
7078219.SQ.FTS.B, Zero Cpn, 4/04/25 ... 36,269 32,978
7079133.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,774 3,538
7079198.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,638 2,434
7079287.SQ.FTS.B, Zero Cpn, 4/04/25 ... 4,465 4,116
7079363.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,641 3,397
7079420.SQ.FTS.B, Zero Cpn, 4/04/25 ... 55,844 51,699
7080123.SQ.FTS.B, Zero Cpn, 4/04/25 ... 27,869 25,990
7080510.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,561 1,420
7080535.SQ.FTS.B, Zero Cpn, 4/04/25 ... 12,512 11,536
7080716.SQ.FTS.B, Zero Cpn, 4/04/25 ... 56,311 52,573

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7084957.SQ.FTS.B, Zero Cpn, 4/05/25 ... $ 1,844 $ 1,701
7085121.SQ.FTS.B, Zero Cpn, 4/05/25 ... 15,493 14,515
7085283.SQ.FTS.B, Zero Cpn, 4/05/25 ... 4,091 3,764
7085433.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,960 2,688
7085620.SQ.FTS.B, Zero Cpn, 4/05/25 ... 10,710 9,862
7085934.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,500 1,390
7085979.SQ.FTS.B, Zero Cpn, 4/05/25 ... 14,775 13,618
7086382.SQ.FTS.B, Zero Cpn, 4/05/25 ... 53,746 49,832
7087303.SQ.FTS.B, Zero Cpn, 4/05/25 ... 26,407 24,732
7087718.SQ.FTS.B, Zero Cpn, 4/05/25 ... 9,144 8,478
7087819.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,060 2,798
7087837.SQ.FTS.B, Zero Cpn, 4/05/25 ... 33,875 31,618
7088239.SQ.FTS.B, Zero Cpn, 4/05/25 ... 23,262 21,396
7088677.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,348 2,151
7088734.SQ.FTS.B, Zero Cpn, 4/05/25 ... 27,241 25,091
7088940.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,080 1,931
7089009.SQ.FTS.B, Zero Cpn, 4/06/25 ... 6,541 6,130
7089156.SQ.FTS.B, Zero Cpn, 4/06/25 ... 10,346 9,693
7089319.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,951 1,791
7089376.SQ.FTS.B, Zero Cpn, 4/06/25 ... 892 828
7089405.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,483 1,351
7089445.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,638 5,174
7089598.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,360 5,020
7089774.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,707 2,501
7089901.SQ.FTS.B, Zero Cpn, 4/06/25 ... 10,573 9,790
7090196.SQ.FTS.B, Zero Cpn, 4/06/25 ... 6,626 6,158
7090367.SQ.FTS.B, Zero Cpn, 4/06/25 ... 6,859 6,347
7090463.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,510 4,223
7090542.SQ.FTS.B, Zero Cpn, 4/06/25 ... 86,400 80,613
7091540.SQ.FTS.B, Zero Cpn, 4/06/25 ... 17,170 15,856
7091737.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,563 3,243
7091802.SQ.FTS.B, Zero Cpn, 4/06/25 ... 23,140 21,577
7092185.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,940 5,541
7092334.SQ.FTS.B, Zero Cpn, 4/06/25 ... 967 890
7092353.SQ.FTS.B, Zero Cpn, 4/07/25 ... 1,583 1,453
7092397.SQ.FTS.B, Zero Cpn, 4/07/25 ... 24,302 22,666
7092933.SQ.FTS.B, Zero Cpn, 4/07/25 ... 4,120 3,798
7093002.SQ.FTS.B, Zero Cpn, 4/07/25 ... 8,009 7,444
7093161.SQ.FTS.B, Zero Cpn, 4/07/25 ... 7,524 6,927
7093356.SQ.FTS.B, Zero Cpn, 4/08/25 ... 9,557 8,748
7093625.SQ.FTS.B, Zero Cpn, 4/08/25 ... 7,929 7,426
7093818.SQ.FTS.B, Zero Cpn, 4/08/25 ... 10,416 9,660
7094118.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,335 3,093
7094198.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,411 5,068
7094290.SQ.FTS.B, Zero Cpn, 4/09/25 ... 4,229 3,899
7094380.SQ.FTS.B, Zero Cpn, 4/09/25 ... 2,269 2,097
7094417.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,481 1,357
7094450.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,658 1,528
7094476.SQ.FTS.B, Zero Cpn, 4/09/25 ... 17,413 16,086
7094784.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,724 1,593
7094796.SQ.FTS.B, Zero Cpn, 4/09/25 ... 7,951 7,346
7094888.SQ.FTS.B, Zero Cpn, 4/09/25 ... 2,891 2,636
7094926.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,298 1,123
7094966.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,677 3,414
7095033.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,295 1,182
7095051.SQ.FTS.B, Zero Cpn, 4/09/25 ... 10,047 9,319
7095240.SQ.FTS.B, Zero Cpn, 4/09/25 ... 8,861 8,284
7095396.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,032 4,647
Description
Principal
Amount Value
Block, Inc. (continued)
7095666.SQ.FTS.B, Zero Cpn, 4/10/25 ... $ 8,986 $ 8,413
7095850.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,285 2,127
7095892.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,129 2,889
7096035.SQ.FTS.B, Zero Cpn, 4/10/25 ... 12,259 11,224
7096493.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,579 3,293
7096613.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,578 4,239
7096738.SQ.FTS.B, Zero Cpn, 4/10/25 ... 6,741 6,239
7096908.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,799 4,478
7097027.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,221 1,129
7097071.SQ.FTS.B, Zero Cpn, 4/10/25 ... 8,625 7,946
7097309.SQ.FTS.B, Zero Cpn, 4/10/25 ... 7,004 6,530
7097449.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,735 2,508
7097492.SQ.FTS.B, Zero Cpn, 4/10/25 ... 6,509 6,096
7097638.SQ.FTS.B, Zero Cpn, 4/10/25 ... 990 921
7097652.SQ.FTS.B, Zero Cpn, 4/10/25 ... 12,826 11,855
7097916.SQ.FTS.B, Zero Cpn, 4/10/25 ... 36,656 33,529
7098703.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,285 2,021
7098792.SQ.FTS.B, Zero Cpn, 4/10/25 ... 15,110 14,155
7099097.SQ.FTS.B, Zero Cpn, 4/11/25 ... 30,861 28,248
7099787.SQ.FTS.B, Zero Cpn, 4/11/25 ... 6,964 6,452
7099916.SQ.FTS.B, Zero Cpn, 4/11/25 ... 6,456 6,023
7099999.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,031 1,858
7100012.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,665 2,496
7100028.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,249 1,135
7100047.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,264 2,114
7100062.SQ.FTS.B, Zero Cpn, 4/11/25 ... 20,660 19,191
7100289.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,439 2,258
7100334.SQ.FTS.B, Zero Cpn, 4/11/25 ... 5,499 5,032
7100936.SQ.FTS.B, Zero Cpn, 4/11/25 ... 34,747 31,903
7101623.SQ.FTS.B, Zero Cpn, 4/11/25 ... 4,898 4,505
7101698.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,608 1,489
7101740.SQ.FTS.B, Zero Cpn, 4/11/25 ... 5,567 5,112
7101803.SQ.FTS.B, Zero Cpn, 4/11/25 ... 10,812 10,126
7102105.SQ.FTS.B, Zero Cpn, 4/11/25 ... 50,406 46,260
7102625.SQ.FTS.B, Zero Cpn, 4/11/25 ... 4,337 3,944
7102664.SQ.FTS.B, Zero Cpn, 4/11/25 ... 10,491 9,626
7102724.SQ.FTS.B, Zero Cpn, 4/11/25 ... 12,690 11,743
7102893.SQ.FTS.B, Zero Cpn, 4/11/25 ... 5,152 4,757
7102928.SQ.FTS.B, Zero Cpn, 4/11/25 ... 753 701
7102932.SQ.FTS.B, Zero Cpn, 4/11/25 ... 3,575 3,271
7102952.SQ.FTS.B, Zero Cpn, 4/11/25 ... 14,803 13,509
7105121.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,565 6,107
7105271.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,756 1,616
7105293.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,627 2,428
7105335.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,283 5,790
7105455.SQ.FTS.B, Zero Cpn, 4/12/25 ... 37,463 34,694
7106350.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,297 1,184
7106370.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,515 1,385
7106451.SQ.FTS.B, Zero Cpn, 4/12/25 ... 20,660 19,158
7106823.SQ.FTS.B, Zero Cpn, 4/12/25 ... 29,451 27,323
7107269.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,006 4,687
7107331.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,524 1,387
7107343.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,626 7,026
7107406.SQ.FTS.B, Zero Cpn, 4/12/25 ... 12,427 11,587
7107539.SQ.FTS.B, Zero Cpn, 4/12/25 ... 56,876 53,261
7108215.SQ.FTS.B, Zero Cpn, 4/12/25 ... 10,912 10,174
7108350.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,021 6,407
7108477.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,462 3,190

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7108551.SQ.FTS.B, Zero Cpn, 4/12/25 ... $ 3,012 $ 2,746
7108586.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,267 2,935
7108662.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,095 4,745
7108730.SQ.FTS.B, Zero Cpn, 4/12/25 ... 13,471 12,412
7108783.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,568 2,387
7108839.SQ.FTS.B, Zero Cpn, 4/13/25 ... 14,023 13,127
7109079.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,218 2,011
7109108.SQ.FTS.B, Zero Cpn, 4/13/25 ... 30,988 28,800
7109840.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,742 2,534
7109927.SQ.FTS.B, Zero Cpn, 4/13/25 ... 9,342 8,531
7110102.SQ.FTS.B, Zero Cpn, 4/13/25 ... 11,099 10,258
7110287.SQ.FTS.B, Zero Cpn, 4/13/25 ... 7,367 6,895
7110433.SQ.FTS.B, Zero Cpn, 4/13/25 ... 107,606 99,963
7111816.SQ.FTS.B, Zero Cpn, 4/13/25 ... 27,187 24,951
7112026.SQ.FTS.B, Zero Cpn, 4/14/25 ... 6,614 6,083
7112146.SQ.FTS.B, Zero Cpn, 4/14/25 ... 5,803 5,347
7112255.SQ.FTS.B, Zero Cpn, 4/14/25 ... 2,544 2,326
7112304.SQ.FTS.B, Zero Cpn, 4/14/25 ... 18,309 17,076
7112626.SQ.FTS.B, Zero Cpn, 4/14/25 ... 4,423 4,098
7112706.SQ.FTS.B, Zero Cpn, 4/14/25 ... 6,523 6,059
7112817.SQ.FTS.B, Zero Cpn, 4/14/25 ... 3,490 3,233
7112878.SQ.FTS.B, Zero Cpn, 4/14/25 ... 28,015 26,030
7113379.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,517 1,400
7113405.SQ.FTS.B, Zero Cpn, 4/15/25 ... 13,987 13,035
7113640.SQ.FTS.B, Zero Cpn, 4/15/25 ... 15,323 14,018
7114191.SQ.FTS.B, Zero Cpn, 4/16/25 ... 9,050 8,468
7114730.SQ.FTS.B, Zero Cpn, 4/16/25 ... 17,589 16,290
7115231.SQ.FTS.B, Zero Cpn, 4/16/25 ... 5,437 5,002
7115331.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,365 1,257
7115351.SQ.FTS.B, Zero Cpn, 4/16/25 ... 2,010 1,878
7115405.SQ.FTS.B, Zero Cpn, 4/16/25 ... 57,485 53,806
7116416.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,972 1,807
7116478.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,847 1,715
7116512.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,798 6,318
7116655.SQ.FTS.B, Zero Cpn, 4/16/25 ... 9,368 8,682
7116789.SQ.FTS.B, Zero Cpn, 4/16/25 ... 12,760 11,946
7116937.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,193 1,094
7116978.SQ.FTS.B, Zero Cpn, 4/16/25 ... 7,884 7,299
7117157.SQ.FTS.B, Zero Cpn, 4/16/25 ... 2,221 2,071
7117174.SQ.FTS.B, Zero Cpn, 4/16/25 ... 14,278 13,107
7117443.SQ.FTS.B, Zero Cpn, 4/16/25 ... 2,106 1,963
7117463.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,675 1,556
7117503.SQ.FTS.B, Zero Cpn, 4/16/25 ... 8,010 7,365
7117566.SQ.FTS.B, Zero Cpn, 4/16/25 ... 3,457 3,176
7117675.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,707 2,493
7117730.SQ.FTS.B, Zero Cpn, 4/17/25 ... 12,944 11,956
7118008.SQ.FTS.B, Zero Cpn, 4/17/25 ... 310 281
7118029.SQ.FTS.B, Zero Cpn, 4/17/25 ... 8,525 7,831
7118245.SQ.FTS.B, Zero Cpn, 4/17/25 ... 20,390 18,587
7118779.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,889 6,447
7118920.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,775 6,299
7118984.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,776 3,519
7119041.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,007 3,736
7119074.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,439 5,070
7119242.SQ.FTS.B, Zero Cpn, 4/17/25 ... 52,731 49,132
7119773.SQ.FTS.B, Zero Cpn, 4/17/25 ... 13,384 12,437
7119881.SQ.FTS.B, Zero Cpn, 4/17/25 ... 19,967 18,107
7120098.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,522 1,399
Description
Principal
Amount Value
Block, Inc. (continued)
7120119.SQ.FTS.B, Zero Cpn, 4/17/25 ... $ 30,945 $ 28,753
7120558.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,939 6,359
7120693.SQ.FTS.B, Zero Cpn, 4/17/25 ... 13,279 12,429
7120877.SQ.FTS.B, Zero Cpn, 4/17/25 ... 22,391 20,751
7121272.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,479 4,115
7121339.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,078 2,824
7121428.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,886 2,636
7121470.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,544 3,265
7121521.SQ.FTS.B, Zero Cpn, 4/18/25 ... 11,556 10,816
7121775.SQ.FTS.B, Zero Cpn, 4/18/25 ... 22,234 20,731
7122345.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,755 1,622
7122434.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,192 2,020
7122509.SQ.FTS.B, Zero Cpn, 4/18/25 ... 9,111 8,441
7122628.SQ.FTS.B, Zero Cpn, 4/18/25 ... 12,223 11,352
7122838.SQ.FTS.B, Zero Cpn, 4/18/25 ... 852 773
7122846.SQ.FTS.B, Zero Cpn, 4/18/25 ... 12,762 11,936
7123005.SQ.FTS.B, Zero Cpn, 4/18/25 ... 22,000 20,433
7123229.SQ.FTS.B, Zero Cpn, 4/18/25 ... 6,147 5,694
7123343.SQ.FTS.B, Zero Cpn, 4/18/25 ... 23,331 21,413
7123616.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,459 1,344
7123656.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,086 1,011
7123668.SQ.FTS.B, Zero Cpn, 4/18/25 ... 16,874 15,731
7124014.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,721 2,546
7124082.SQ.FTS.B, Zero Cpn, 4/18/25 ... 6,206 5,713
7124218.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,851 1,714
7124254.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,223 2,029
7124312.SQ.FTS.B, Zero Cpn, 4/18/25 ... 37,636 35,080
7125056.SQ.FTS.B, Zero Cpn, 4/18/25 ... 12,314 11,167
7125252.SQ.FTS.B, Zero Cpn, 4/18/25 ... 997 929
7125266.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,308 2,138
7125329.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,444 3,165
7125398.SQ.FTS.B, Zero Cpn, 4/18/25 ... 24,930 23,120
7126005.SQ.FTS.B, Zero Cpn, 4/18/25 ... 7,515 7,033
7128413.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,485 6,022
7128581.SQ.FTS.B, Zero Cpn, 4/19/25 ... 44,377 41,348
7132068.SQ.FTS.B, Zero Cpn, 4/19/25 ... 601 558
7132177.SQ.FTS.B, Zero Cpn, 4/19/25 ... 16,836 15,551
7132689.SQ.FTS.B, Zero Cpn, 4/19/25 ... 24,662 23,068
7133279.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,621 6,104
7133436.SQ.FTS.B, Zero Cpn, 4/19/25 ... 862 790
7133482.SQ.FTS.B, Zero Cpn, 4/19/25 ... 16,998 15,711
7133911.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,756 5,316
7134111.SQ.FTS.B, Zero Cpn, 4/19/25 ... 12,596 11,666
7134421.SQ.FTS.B, Zero Cpn, 4/19/25 ... 9,290 8,692
7134642.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,218 3,916
7134680.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,591 4,212
7134716.SQ.FTS.B, Zero Cpn, 4/19/25 ... 17,183 15,922
7134885.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,233 3,902
7134939.SQ.FTS.B, Zero Cpn, 4/19/25 ... 15,920 14,655
7135119.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,705 1,572
7135140.SQ.FTS.B, Zero Cpn, 4/19/25 ... 24,674 23,078
7135432.SQ.FTS.B, Zero Cpn, 4/19/25 ... 11,345 10,378
7135572.SQ.FTS.B, Zero Cpn, 4/19/25 ... 7,917 7,353
7135640.SQ.FTS.B, Zero Cpn, 4/19/25 ... 12,906 11,886
7135856.SQ.FTS.B, Zero Cpn, 4/20/25 ... 27,541 25,440
7136509.SQ.FTS.B, Zero Cpn, 4/20/25 ... 23,565 21,821
7137083.SQ.FTS.B, Zero Cpn, 4/20/25 ... 7,471 6,938
7137247.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,404 5,989

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7137369.SQ.FTS.B, Zero Cpn, 4/20/25 ... $ 11,574 $ 10,664
7137611.SQ.FTS.B, Zero Cpn, 4/20/25 ... 38,608 35,842
7138552.SQ.FTS.B, Zero Cpn, 4/20/25 ... 32,372 30,156
7139071.SQ.FTS.B, Zero Cpn, 4/20/25 ... 68,845 64,148
7141030.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,391 5,933
7141141.SQ.FTS.B, Zero Cpn, 4/20/25 ... 8,478 7,805
7141282.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,740 5,347
7141347.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,880 5,501
7141413.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,466 2,280
7141454.SQ.FTS.B, Zero Cpn, 4/21/25 ... 6,688 6,231
7141560.SQ.FTS.B, Zero Cpn, 4/21/25 ... 3,909 3,599
7141640.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,212 1,107
7141663.SQ.FTS.B, Zero Cpn, 4/21/25 ... 3,685 3,411
7141745.SQ.FTS.B, Zero Cpn, 4/21/25 ... 9,152 8,560
7141925.SQ.FTS.B, Zero Cpn, 4/21/25 ... 22,700 20,970
7142409.SQ.FTS.B, Zero Cpn, 4/21/25 ... 12,400 11,512
7142702.SQ.FTS.B, Zero Cpn, 4/22/25 ... 4,933 4,529
7142834.SQ.FTS.B, Zero Cpn, 4/22/25 ... 4,267 3,958
7142919.SQ.FTS.B, Zero Cpn, 4/22/25 ... 2,712 2,498
7142960.SQ.FTS.B, Zero Cpn, 4/22/25 ... 17,882 16,726
7143327.SQ.FTS.B, Zero Cpn, 4/22/25 ... 3,401 3,127
7143410.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,453 1,313
7143723.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,416 1,304
7143739.SQ.FTS.B, Zero Cpn, 4/23/25 ... 5,182 4,827
7143843.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,090 2,837
7144079.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,955 3,607
7144234.SQ.FTS.B, Zero Cpn, 4/23/25 ... 14,034 12,996
7144688.SQ.FTS.B, Zero Cpn, 4/23/25 ... 5,054 4,728
7144806.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,374 2,199
7144873.SQ.FTS.B, Zero Cpn, 4/23/25 ... 7,433 6,818
7145123.SQ.FTS.B, Zero Cpn, 4/23/25 ... 21,143 19,471
7145862.SQ.FTS.B, Zero Cpn, 4/23/25 ... 58,063 54,081
7146804.SQ.FTS.B, Zero Cpn, 4/23/25 ... 8,702 8,013
7146992.SQ.FTS.B, Zero Cpn, 4/23/25 ... 10,960 10,212
7147233.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,720 1,591
7147279.SQ.FTS.B, Zero Cpn, 4/23/25 ... 13,121 12,151
7147597.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,428 2,250
7147648.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,274 1,167
7147683.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,834 1,678
7147737.SQ.FTS.B, Zero Cpn, 4/24/25 ... 12,954 12,014
7147952.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,517 4,194
7147968.SQ.FTS.B, Zero Cpn, 4/24/25 ... 6,738 6,142
7148062.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,325 4,005
7148145.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,771 9,970
7148314.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,398 3,137
7148408.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,128 3,831
7148524.SQ.FTS.B, Zero Cpn, 4/24/25 ... 23,728 22,195
7148927.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,036 1,889
7148960.SQ.FTS.B, Zero Cpn, 4/24/25 ... 9,853 9,124
7149069.SQ.FTS.B, Zero Cpn, 4/24/25 ... 12,343 11,544
7149252.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,483 4,147
7149327.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,356 1,263
7149367.SQ.FTS.B, Zero Cpn, 4/24/25 ... 9,334 8,622
7149510.SQ.FTS.B, Zero Cpn, 4/24/25 ... 5,210 4,836
7149585.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,215 2,027
7149622.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,407 2,228
7149658.SQ.FTS.B, Zero Cpn, 4/24/25 ... 9,097 8,382
7149774.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,605 9,918
Description
Principal
Amount Value
Block, Inc. (continued)
7149920.SQ.FTS.B, Zero Cpn, 4/24/25 ... $ 1,463 $ 1,351
7149937.SQ.FTS.B, Zero Cpn, 4/24/25 ... 6,448 6,007
7150018.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,952 3,657
7150045.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,442 9,765
7150158.SQ.FTS.B, Zero Cpn, 4/24/25 ... 7,859 7,320
7150301.SQ.FTS.B, Zero Cpn, 4/24/25 ... 21,041 19,420
7150613.SQ.FTS.B, Zero Cpn, 4/24/25 ... 5,586 5,224
7150727.SQ.FTS.B, Zero Cpn, 4/24/25 ... 14,072 13,063
7150936.SQ.FTS.B, Zero Cpn, 4/24/25 ... 5,050 4,688
7150991.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,717 2,514
7151035.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,255 2,069
7151063.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,781 1,601
7151096.SQ.FTS.B, Zero Cpn, 4/24/25 ... 11,967 10,980
7151245.SQ.FTS.B, Zero Cpn, 4/24/25 ... 12,942 11,949
7151375.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,681 4,359
7151518.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,584 7,091
7151665.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,402 5,898
7151772.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,758 3,455
7151829.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,558 6,049
7151927.SQ.FTS.B, Zero Cpn, 4/25/25 ... 8,458 7,909
7152052.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,911 1,772
7152089.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,443 6,815
7152311.SQ.FTS.B, Zero Cpn, 4/25/25 ... 11,118 10,356
7152513.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,061 968
7152527.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,005 937
7152548.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,830 3,540
7152580.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,226 6,663
7152646.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,073 1,899
7152650.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,336 1,219
7152674.SQ.FTS.B, Zero Cpn, 4/25/25 ... 103,284 94,568
7153920.SQ.FTS.B, Zero Cpn, 4/25/25 ... 38,349 35,721
7154350.SQ.FTS.B, Zero Cpn, 4/25/25 ... 10,574 9,673
7154471.SQ.FTS.B, Zero Cpn, 4/25/25 ... 13,831 12,803
7154615.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,835 6,328
7154675.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,922 2,698
7154719.SQ.FTS.B, Zero Cpn, 4/25/25 ... 8,024 7,391
7156747.SQ.FTS.B, Zero Cpn, 4/26/25 ... 7,755 7,090
7156861.SQ.FTS.B, Zero Cpn, 4/26/25 ... 13,596 12,616
7157024.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,516 2,301
7157037.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,968 6,432
7157156.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,375 5,916
7157270.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,564 2,344
7157304.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,690 4,294
7157392.SQ.FTS.B, Zero Cpn, 4/26/25 ... 465 424
7157411.SQ.FTS.B, Zero Cpn, 4/26/25 ... 11,361 10,513
7157610.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,779 2,566
7157658.SQ.FTS.B, Zero Cpn, 4/26/25 ... 10,036 9,382
7157788.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,499 2,311
7157845.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,559 5,131
7157899.SQ.FTS.B, Zero Cpn, 4/26/25 ... 11,425 10,602
7157975.SQ.FTS.B, Zero Cpn, 4/26/25 ... 7,331 6,785
7158066.SQ.FTS.B, Zero Cpn, 4/26/25 ... 12,898 11,768
7158189.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,934 2,682
7158226.SQ.FTS.B, Zero Cpn, 4/26/25 ... 7,081 6,594
7158285.SQ.FTS.B, Zero Cpn, 4/26/25 ... 734 679
7158286.SQ.FTS.B, Zero Cpn, 4/26/25 ... 11,800 10,948
7158353.SQ.FTS.B, Zero Cpn, 4/26/25 ... 43,556 40,718
7159530.SQ.FTS.B, Zero Cpn, 4/26/25 ... 30,848 28,625

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7159932.SQ.FTS.B, Zero Cpn, 4/26/25 ... $ 7,228 $ 6,594
7160007.SQ.FTS.B, Zero Cpn, 4/26/25 ... 9,164 8,481
7160113.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,155 4,771
7160183.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,111 3,764
7160263.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,702 1,558
7160326.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,044 2,810
7160364.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,165 2,894
7160420.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,906 3,647
7160489.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,775 6,287
7160589.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,378 4,951
7160682.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,427 2,226
4578615.SQ.FTS.B, Zero Cpn, 4/01/33 ... 1,525 21
4580233.SQ.FTS.B, Zero Cpn, 4/01/33 ... 690 15
4583983.SQ.FTS.B, Zero Cpn, 4/04/33 ... 3,383 121
4585288.SQ.FTS.B, Zero Cpn, 4/04/33 ... 13,554 184
4587010.SQ.FTS.B, Zero Cpn, 4/05/33 ... 1,755 50
4588245.SQ.FTS.B, Zero Cpn, 4/05/33 ... 3,204 108
4589702.SQ.FTS.B, Zero Cpn, 4/05/33 ... 3,489 93
4590358.SQ.FTS.B, Zero Cpn, 4/05/33 ... 226 5
4598182.SQ.FTS.B, Zero Cpn, 4/07/33 ... 1,281 24
4602285.SQ.FTS.B, Zero Cpn, 4/08/33 ... 31,712 812
4604615.SQ.FTS.B, Zero Cpn, 4/09/33 ... 13,726 472
4604886.SQ.FTS.B, Zero Cpn, 4/10/33 ... 2,273 62
4606179.SQ.FTS.B, Zero Cpn, 4/11/33 ... 10,364 114
4606224.SQ.FTS.B, Zero Cpn, 4/11/33 ... 201 3
4606335.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,103 47
4606464.SQ.FTS.B, Zero Cpn, 4/11/33 ... 12,284 293
4609551.SQ.FTS.B, Zero Cpn, 4/12/33 ... 5,454 100
4610443.SQ.FTS.B, Zero Cpn, 4/13/33 ... 10,147 366
4612920.SQ.FTS.B, Zero Cpn, 4/13/33 ... 2,172 63
4621133.SQ.FTS.B, Zero Cpn, 4/15/33 ... 1,574 64
4622639.SQ.FTS.B, Zero Cpn, 4/15/33 ... 3,183 78
4624403.SQ.FTS.B, Zero Cpn, 4/17/33 ... 646 8
4624869.SQ.FTS.B, Zero Cpn, 4/17/33 ... 1,488 39
4626298.SQ.FTS.B, Zero Cpn, 4/18/33 ... 10,268 121
4626514.SQ.FTS.B, Zero Cpn, 4/18/33 ... 2,949 50
4627586.SQ.FTS.B, Zero Cpn, 4/18/33 ... 4,624 167
4629149.SQ.FTS.B, Zero Cpn, 4/19/33 ... 6,425 255
4632596.SQ.FTS.B, Zero Cpn, 4/20/33 ... 848 13
4635753.SQ.FTS.B, Zero Cpn, 4/21/33 ... 11,156 310
4636668.SQ.FTS.B, Zero Cpn, 4/21/33 ... 1,343 59
4642502.SQ.FTS.B, Zero Cpn, 4/25/33 ... 1,021 18
4643970.SQ.FTS.B, Zero Cpn, 4/26/33 ... 2,081 69
4656958.SQ.FTS.B, Zero Cpn, 4/30/33 ... 3,103 127
4657373.SQ.FTS.B, Zero Cpn, 4/30/33 ... 3,122 139
4661015.SQ.FTS.B, Zero Cpn, 5/01/33 ... 2,307 88
4661890.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,289 86
4662184.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,428 46
4663096.SQ.FTS.B, Zero Cpn, 5/02/33 ... 27,120 973
4663916.SQ.FTS.B, Zero Cpn, 5/02/33 ... 24,742 585
4665676.SQ.FTS.B, Zero Cpn, 5/03/33 ... 4,628 170
4675799.SQ.FTS.B, Zero Cpn, 5/05/33 ... 3,286 84
4677893.SQ.FTS.B, Zero Cpn, 5/06/33 ... 2,173 77
4691756.SQ.FTS.B, Zero Cpn, 5/09/33 ... 7,269 227
4692191.SQ.FTS.B, Zero Cpn, 5/09/33 ... 9,113 466
4692982.SQ.FTS.B, Zero Cpn, 5/09/33 ... 430 7
4693423.SQ.FTS.B, Zero Cpn, 5/09/33 ... 11,504 473
4693941.SQ.FTS.B, Zero Cpn, 5/09/33 ... 8,872 137
Description
Principal
Amount Value
Block, Inc. (continued)
4694140.SQ.FTS.B, Zero Cpn, 5/09/33 ... $ 587 $ 17
4701939.SQ.FTS.B, Zero Cpn, 5/10/33 ... 1,446 61
4706450.SQ.FTS.B, Zero Cpn, 5/10/33 ... 6,009 213
4706808.SQ.FTS.B, Zero Cpn, 5/10/33 ... 5,406 178
4707248.SQ.FTS.B, Zero Cpn, 5/11/33 ... 641 19
4711828.SQ.FTS.B, Zero Cpn, 5/12/33 ... 3,618 63
4714060.SQ.FTS.B, Zero Cpn, 5/13/33 ... 1,082 40
4714469.SQ.FTS.B, Zero Cpn, 5/14/33 ... 828 23
4738688.SQ.FTS.B, Zero Cpn, 5/18/33 ... 840 39
4747188.SQ.FTS.B, Zero Cpn, 5/19/33 ... 553 16
4750103.SQ.FTS.B, Zero Cpn, 5/20/33 ... 8,831 352
4750803.SQ.FTS.B, Zero Cpn, 5/21/33 ... 3,382 109
4754132.SQ.FTS.B, Zero Cpn, 5/22/33 ... 847 55
4764584.SQ.FTS.B, Zero Cpn, 5/23/33 ... 523 22
4773604.SQ.FTS.B, Zero Cpn, 5/24/33 ... 9,605 447
4774144.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,718 85
4777755.SQ.FTS.B, Zero Cpn, 5/24/33 ... – –
4777853.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,347 57
4779678.SQ.FTS.B, Zero Cpn, 5/25/33 ... 1,529 100
4782528.SQ.FTS.B, Zero Cpn, 5/26/33 ... 102 2
4789370.SQ.FTS.B, Zero Cpn, 5/29/33 ... 6,301 282
4790824.SQ.FTS.B, Zero Cpn, 5/29/33 ... 3,330 85
4796651.SQ.FTS.B, Zero Cpn, 6/01/33 ... 3,524 176
4807880.SQ.FTS.B, Zero Cpn, 6/02/33 ... 19,813 427
4808500.SQ.FTS.B, Zero Cpn, 6/02/33 ... 7,711 439
4815646.SQ.FTS.B, Zero Cpn, 6/05/33 ... 5,300 386
4820091.SQ.FTS.B, Zero Cpn, 6/07/33 ... 1,630 95
4820553.SQ.FTS.B, Zero Cpn, 6/07/33 ... 10,164 317
4821904.SQ.FTS.B, Zero Cpn, 6/08/33 ... 796 36
4830931.SQ.FTS.B, Zero Cpn, 6/10/33 ... 80 4
4831001.SQ.FTS.B, Zero Cpn, 6/10/33 ... 847 28
4831110.SQ.FTS.B, Zero Cpn, 6/10/33 ... 962 44
4831269.SQ.FTS.B, Zero Cpn, 6/10/33 ... 815 35
4831653.SQ.FTS.B, Zero Cpn, 6/10/33 ... 2,099 80
4832548.SQ.FTS.B, Zero Cpn, 6/10/33 ... 4,121 100
4833520.SQ.FTS.B, Zero Cpn, 6/11/33 ... 3,210 184
4834162.SQ.FTS.B, Zero Cpn, 6/12/33 ... 208 11
4838333.SQ.FTS.B, Zero Cpn, 6/14/33 ... 750 29
4839102.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,596 63
4841116.SQ.FTS.B, Zero Cpn, 6/15/33 ... 11,234 754
4842605.SQ.FTS.B, Zero Cpn, 6/15/33 ... 4,000 150
4842631.SQ.FTS.B, Zero Cpn, 6/15/33 ... 5,776 271
4843200.SQ.FTS.B, Zero Cpn, 6/15/33 ... 186 15
4848370.SQ.FTS.B, Zero Cpn, 6/16/33 ... 1,342 113
4848622.SQ.FTS.B, Zero Cpn, 6/16/33 ... 2,069 167
4862341.SQ.FTS.B, Zero Cpn, 6/18/33 ... 527 28
4862443.SQ.FTS.B, Zero Cpn, 6/18/33 ... 7,578 438
4862938.SQ.FTS.B, Zero Cpn, 6/19/33 ... 691 39
4862998.SQ.FTS.B, Zero Cpn, 6/19/33 ... 1,298 65
4863062.SQ.FTS.B, Zero Cpn, 6/19/33 ... 3,882 193
4863238.SQ.FTS.B, Zero Cpn, 6/19/33 ... 2,993 167
4863412.SQ.FTS.B, Zero Cpn, 6/19/33 ... 11,632 899
4867257.SQ.FTS.B, Zero Cpn, 6/20/33 ... 607 16
4867843.SQ.FTS.B, Zero Cpn, 6/21/33 ... 493 29
4868757.SQ.FTS.B, Zero Cpn, 6/21/33 ... 3,219 186
4869815.SQ.FTS.B, Zero Cpn, 6/21/33 ... 7,257 440
4871837.SQ.FTS.B, Zero Cpn, 6/22/33 ... 1,490 59
4872072.SQ.FTS.B, Zero Cpn, 6/22/33 ... 4,085 261

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4873297.SQ.FTS.B, Zero Cpn, 6/22/33 ... $ 113 $ 7
4873313.SQ.FTS.B, Zero Cpn, 6/22/33 ... 1,287 74
4873405.SQ.FTS.B, Zero Cpn, 6/22/33 ... 5,886 364
4874157.SQ.FTS.B, Zero Cpn, 6/23/33 ... 3,873 263
4874535.SQ.FTS.B, Zero Cpn, 6/23/33 ... 977 55
4874544.SQ.FTS.B, Zero Cpn, 6/23/33 ... 873 74
4874845.SQ.FTS.B, Zero Cpn, 6/23/33 ... 3,811 333
4875940.SQ.FTS.B, Zero Cpn, 6/23/33 ... 7,944 663
4877017.SQ.FTS.B, Zero Cpn, 6/24/33 ... 360 10
4877067.SQ.FTS.B, Zero Cpn, 6/24/33 ... 1,174 30
4877254.SQ.FTS.B, Zero Cpn, 6/25/33 ... 1,462 116
4877394.SQ.FTS.B, Zero Cpn, 6/25/33 ... 4,239 367
4877534.SQ.FTS.B, Zero Cpn, 6/25/33 ... 1,841 52
4878103.SQ.FTS.B, Zero Cpn, 6/27/33 ... 627 43
4878787.SQ.FTS.B, Zero Cpn, 6/27/33 ... 4,067 270
4879124.SQ.FTS.B, Zero Cpn, 6/27/33 ... 4,098 341
4879371.SQ.FTS.B, Zero Cpn, 6/27/33 ... 536 16
4879728.SQ.FTS.B, Zero Cpn, 6/27/33 ... 2,694 151
4879828.SQ.FTS.B, Zero Cpn, 6/27/33 ... 1,574 93
4880273.SQ.FTS.B, Zero Cpn, 6/27/33 ... 32,499 2,156
4880374.SQ.FTS.B, Zero Cpn, 6/28/33 ... 7,277 451
4880840.SQ.FTS.B, Zero Cpn, 6/28/33 ... 2,350 94
4880881.SQ.FTS.B, Zero Cpn, 6/28/33 ... 274 12
4881595.SQ.FTS.B, Zero Cpn, 6/28/33 ... 1,106 98
4881625.SQ.FTS.B, Zero Cpn, 6/28/33 ... 1,074 35
4881632.SQ.FTS.B, Zero Cpn, 6/28/33 ... 5,202 300
4881933.SQ.FTS.B, Zero Cpn, 6/28/33 ... 502 31
4881967.SQ.FTS.B, Zero Cpn, 6/28/33 ... 819 52
4882127.SQ.FTS.B, Zero Cpn, 6/28/33 ... 35,043 2,025
4882630.SQ.FTS.B, Zero Cpn, 6/28/33 ... 5,042 438
4886903.SQ.FTS.B, Zero Cpn, 6/30/33 ... 2,071 96
4886912.SQ.FTS.B, Zero Cpn, 6/30/33 ... 2,287 61
4889268.SQ.FTS.B, Zero Cpn, 6/30/33 ... 524 32
4889574.SQ.FTS.B, Zero Cpn, 7/01/33 ... 2,976 115
4893066.SQ.FTS.B, Zero Cpn, 7/04/33 ... 3,265 91
4894101.SQ.FTS.B, Zero Cpn, 7/04/33 ... 12,955 842
4896547.SQ.FTS.B, Zero Cpn, 7/05/33 ... 4,712 291
4898852.SQ.FTS.B, Zero Cpn, 7/06/33 ... 2,213 106
4899151.SQ.FTS.B, Zero Cpn, 7/06/33 ... 3,147 204
4907364.SQ.FTS.B, Zero Cpn, 7/11/33 ... 1,373 42
4908064.SQ.FTS.B, Zero Cpn, 7/11/33 ... 16,814 1,420
4916400.SQ.FTS.B, Zero Cpn, 7/14/33 ... 955 69
4916673.SQ.FTS.B, Zero Cpn, 7/14/33 ... 9,163 634
4922562.SQ.FTS.B, Zero Cpn, 7/14/33 ... 6,112 508
4923493.SQ.FTS.B, Zero Cpn, 7/15/33 ... 134 6
4925329.SQ.FTS.B, Zero Cpn, 7/18/33 ... 1,389 45
4926230.SQ.FTS.B, Zero Cpn, 7/18/33 ... 616 35
4928876.SQ.FTS.B, Zero Cpn, 7/19/33 ... 514 45
4930391.SQ.FTS.B, Zero Cpn, 7/20/33 ... 487 46
4931016.SQ.FTS.B, Zero Cpn, 7/20/33 ... 717 69
4931020.SQ.FTS.B, Zero Cpn, 7/20/33 ... 10,152 878
4935511.SQ.FTS.B, Zero Cpn, 7/22/33 ... 450 35
4941224.SQ.FTS.B, Zero Cpn, 7/25/33 ... 4,401 269
4945879.SQ.FTS.B, Zero Cpn, 7/27/33 ... 73 5
4947272.SQ.FTS.B, Zero Cpn, 7/27/33 ... 1,224 102
4954105.SQ.FTS.B, Zero Cpn, 7/28/33 ... 2,531 247
4961597.SQ.FTS.B, Zero Cpn, 7/31/33 ... 6,826 742
4964338.SQ.FTS.B, Zero Cpn, 8/01/33 ... 1,028 59
Description
Principal
Amount Value
Block, Inc. (continued)
4975322.SQ.FTS.B, Zero Cpn, 8/05/33 ... $ 1,106 $ 41
4976561.SQ.FTS.B, Zero Cpn, 8/07/33 ... 2,306 150
4977248.SQ.FTS.B, Zero Cpn, 8/07/33 ... 23,393 1,954
4978982.SQ.FTS.B, Zero Cpn, 8/08/33 ... 8,763 1,241
4979694.SQ.FTS.B, Zero Cpn, 8/08/33 ... 7,423 290
4980976.SQ.FTS.B, Zero Cpn, 8/08/33 ... 3,062 130
4981159.SQ.FTS.B, Zero Cpn, 8/09/33 ... 3,162 214
4981981.SQ.FTS.B, Zero Cpn, 8/09/33 ... 488 55
4983108.SQ.FTS.B, Zero Cpn, 8/09/33 ... 419 29
4984948.SQ.FTS.B, Zero Cpn, 8/10/33 ... 93 9
4989442.SQ.FTS.B, Zero Cpn, 8/11/33 ... 717 65
4990668.SQ.FTS.B, Zero Cpn, 8/12/33 ... 1,655 126
4995431.SQ.FTS.B, Zero Cpn, 8/15/33 ... 6,247 322
5004424.SQ.FTS.B, Zero Cpn, 8/16/33 ... 1,835 128
5016072.SQ.FTS.B, Zero Cpn, 8/17/33 ... 5,014 394
5023148.SQ.FTS.B, Zero Cpn, 8/18/33 ... 974 153
5025752.SQ.FTS.B, Zero Cpn, 8/19/33 ... 6,406 270
5025882.SQ.FTS.B, Zero Cpn, 8/19/33 ... 1,669 76
5027373.SQ.FTS.B, Zero Cpn, 8/21/33 ... 8,844 384
5030831.SQ.FTS.B, Zero Cpn, 8/22/33 ... 5,213 228
5031471.SQ.FTS.B, Zero Cpn, 8/22/33 ... 5,258 628
5033148.SQ.FTS.B, Zero Cpn, 8/23/33 ... 471 36
5035669.SQ.FTS.B, Zero Cpn, 8/23/33 ... 3,399 151
5037826.SQ.FTS.B, Zero Cpn, 8/24/33 ... 334 25
5044258.SQ.FTS.B, Zero Cpn, 8/27/33 ... 8,147 946
5044404.SQ.FTS.B, Zero Cpn, 8/27/33 ... 391 44
5044794.SQ.FTS.B, Zero Cpn, 8/28/33 ... 5,731 441
5045662.SQ.FTS.B, Zero Cpn, 8/28/33 ... 2,040 93
5047314.SQ.FTS.B, Zero Cpn, 8/28/33 ... 751 55
5047321.SQ.FTS.B, Zero Cpn, 8/28/33 ... 5,110 260
5051538.SQ.FTS.B, Zero Cpn, 9/02/33 ... 208 25
5059326.SQ.FTS.B, Zero Cpn, 9/04/33 ... 13,048 607
5062120.SQ.FTS.B, Zero Cpn, 9/05/33 ... 888 108
5062340.SQ.FTS.B, Zero Cpn, 9/06/33 ... 2,080 136
5062512.SQ.FTS.B, Zero Cpn, 9/06/33 ... 3,648 389
5065106.SQ.FTS.B, Zero Cpn, 9/07/33 ... 354 54
5065196.SQ.FTS.B, Zero Cpn, 9/07/33 ... 2,538 360
5065404.SQ.FTS.B, Zero Cpn, 9/07/33 ... 2,680 127
5065943.SQ.FTS.B, Zero Cpn, 9/07/33 ... 180 16
5067242.SQ.FTS.B, Zero Cpn, 9/08/33 ... 5,386 744
5067403.SQ.FTS.B, Zero Cpn, 9/08/33 ... 2,045 147
5068551.SQ.FTS.B, Zero Cpn, 9/08/33 ... 7,198 1,341
5071139.SQ.FTS.B, Zero Cpn, 9/09/33 ... 2,776 335
5072967.SQ.FTS.B, Zero Cpn, 9/10/33 ... 542 36
5074442.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,909 162
5075119.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,660 263
5075424.SQ.FTS.B, Zero Cpn, 9/10/33 ... 521 67
5077583.SQ.FTS.B, Zero Cpn, 9/11/33 ... 3,691 197
5080816.SQ.FTS.B, Zero Cpn, 9/14/33 ... 1,515 240
5081612.SQ.FTS.B, Zero Cpn, 9/14/33 ... 1,324 159
5081691.SQ.FTS.B, Zero Cpn, 9/14/33 ... 312 51
5082283.SQ.FTS.B, Zero Cpn, 9/15/33 ... 184 11
5084934.SQ.FTS.B, Zero Cpn, 9/16/33 ... 33,929 4,561
5085858.SQ.FTS.B, Zero Cpn, 9/16/33 ... 884 111
5090272.SQ.FTS.B, Zero Cpn, 9/17/33 ... 4,187 339
5092317.SQ.FTS.B, Zero Cpn, 9/18/33 ... 875 146
5093863.SQ.FTS.B, Zero Cpn, 9/19/33 ... 9,864 815
5094324.SQ.FTS.B, Zero Cpn, 9/19/33 ... 446 26

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5094427.SQ.FTS.B, Zero Cpn, 9/20/33 ... $ 2,121 $ 314
5095917.SQ.FTS.B, Zero Cpn, 9/21/33 ... 17,638 1,005
5096674.SQ.FTS.B, Zero Cpn, 9/21/33 ... 13,763 723
5098275.SQ.FTS.B, Zero Cpn, 9/22/33 ... 6,026 484
5100485.SQ.FTS.B, Zero Cpn, 9/23/33 ... 4,264 236
5106538.SQ.FTS.B, Zero Cpn, 9/24/33 ... 11,727 1,049
5107353.SQ.FTS.B, Zero Cpn, 9/24/33 ... 1,383 179
5109145.SQ.FTS.B, Zero Cpn, 9/25/33 ... 1,195 112
5110636.SQ.FTS.B, Zero Cpn, 9/26/33 ... 2,456 425
5110762.SQ.FTS.B, Zero Cpn, 9/27/33 ... 267 27
5111024.SQ.FTS.B, Zero Cpn, 9/27/33 ... 3,059 318
5111117.SQ.FTS.B, Zero Cpn, 9/27/33 ... 247 16
5112445.SQ.FTS.B, Zero Cpn, 9/28/33 ... 344 73
5112955.SQ.FTS.B, Zero Cpn, 9/28/33 ... 4,811 295
5113266.SQ.FTS.B, Zero Cpn, 9/28/33 ... 1,765 265
5114206.SQ.FTS.B, Zero Cpn, 9/28/33 ... 573 87
5117309.SQ.FTS.B, Zero Cpn, 9/30/33 ... 281 32
5117854.SQ.FTS.B, Zero Cpn, 9/30/33 ... 527 34
5119131.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,817 380
5119221.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,448 357
5119608.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,249 468
5121651.SQ.FTS.B, Zero Cpn, 9/30/33 ... 3,055 719
5124518.SQ.FTS.B, Zero Cpn, 9/30/33 ... 11,687 1,679
5126438.SQ.FTS.B, Zero Cpn, 10/01/33 .. 23,198 2,899
5128413.SQ.FTS.B, Zero Cpn, 10/02/33 .. 1,332 75
5128523.SQ.FTS.B, Zero Cpn, 10/03/33 .. 44 10
5131238.SQ.FTS.B, Zero Cpn, 10/04/33 .. 2,860 408
5131669.SQ.FTS.B, Zero Cpn, 10/04/33 .. 22,967 3,090
5132006.SQ.FTS.B, Zero Cpn, 10/04/33 .. 790 93
5133917.SQ.FTS.B, Zero Cpn, 10/05/33 .. 184 30
5136863.SQ.FTS.B, Zero Cpn, 10/06/33 .. 759 89
5138072.SQ.FTS.B, Zero Cpn, 10/06/33 .. 4,185 615
5138860.SQ.FTS.B, Zero Cpn, 10/06/33 .. 501 33
5139115.SQ.FTS.B, Zero Cpn, 10/06/33 .. 45 8
5141482.SQ.FTS.B, Zero Cpn, 10/07/33 .. 2,827 475
5142028.SQ.FTS.B, Zero Cpn, 10/07/33 .. 612 40
5142049.SQ.FTS.B, Zero Cpn, 10/07/33 .. 537 98
5145760.SQ.FTS.B, Zero Cpn, 10/08/33 .. 739 50
5145849.SQ.FTS.B, Zero Cpn, 10/08/33 .. 25 2
5148107.SQ.FTS.B, Zero Cpn, 10/09/33 .. 883 141
5148859.SQ.FTS.B, Zero Cpn, 10/10/33 .. 781 121
5149269.SQ.FTS.B, Zero Cpn, 10/10/33 .. 941 56
5150453.SQ.FTS.B, Zero Cpn, 10/11/33 .. 117 23
5150470.SQ.FTS.B, Zero Cpn, 10/11/33 .. 769 88
5152767.SQ.FTS.B, Zero Cpn, 10/11/33 .. 2,599 587
5152822.SQ.FTS.B, Zero Cpn, 10/11/33 .. 13,363 1,957
5153190.SQ.FTS.B, Zero Cpn, 10/11/33 .. 522 37
5153369.SQ.FTS.B, Zero Cpn, 10/11/33 .. 12,680 1,697
5153611.SQ.FTS.B, Zero Cpn, 10/12/33 .. 1,253 258
5153956.SQ.FTS.B, Zero Cpn, 10/12/33 .. 2,957 416
5154181.SQ.FTS.B, Zero Cpn, 10/12/33 .. 955 65
5154314.SQ.FTS.B, Zero Cpn, 10/12/33 .. 2,780 290
5154612.SQ.FTS.B, Zero Cpn, 10/12/33 .. 1,314 200
5156156.SQ.FTS.B, Zero Cpn, 10/12/33 .. 1,210 288
5157152.SQ.FTS.B, Zero Cpn, 10/12/33 .. 4,186 756
5157279.SQ.FTS.B, Zero Cpn, 10/12/33 .. 4,921 607
5157821.SQ.FTS.B, Zero Cpn, 10/13/33 .. 4,950 828
5159258.SQ.FTS.B, Zero Cpn, 10/13/33 .. 1,878 390
Description
Principal
Amount Value
Block, Inc. (continued)
5159356.SQ.FTS.B, Zero Cpn, 10/13/33 .. $ 5,373 $ 1,004
5159643.SQ.FTS.B, Zero Cpn, 10/13/33 .. 1,281 218
5160236.SQ.FTS.B, Zero Cpn, 10/13/33 .. 3,918 439
5162509.SQ.FTS.B, Zero Cpn, 10/14/33 .. 55,221 7,570
5163000.SQ.FTS.B, Zero Cpn, 10/14/33 .. 6,619 1,439
5165378.SQ.FTS.B, Zero Cpn, 10/14/33 .. 2,214 343
5165754.SQ.FTS.B, Zero Cpn, 10/14/33 .. 1,316 90
5168750.SQ.FTS.B, Zero Cpn, 10/15/33 .. 2,545 400
5170843.SQ.FTS.B, Zero Cpn, 10/15/33 .. 14,553 3,373
5171656.SQ.FTS.B, Zero Cpn, 10/16/33 .. 875 64
5172517.SQ.FTS.B, Zero Cpn, 10/17/33 .. 3,285 334
5172676.SQ.FTS.B, Zero Cpn, 10/17/33 .. 1,509 407
5173148.SQ.FTS.B, Zero Cpn, 10/17/33 .. 670 135
5175259.SQ.FTS.B, Zero Cpn, 10/18/33 .. 182 13
5175826.SQ.FTS.B, Zero Cpn, 10/18/33 .. 3,737 551
5176617.SQ.FTS.B, Zero Cpn, 10/18/33 .. 935 116
5176935.SQ.FTS.B, Zero Cpn, 10/18/33 .. 489 35
5177078.SQ.FTS.B, Zero Cpn, 10/18/33 .. 779 135
5179181.SQ.FTS.B, Zero Cpn, 10/18/33 .. 331 62
5184366.SQ.FTS.B, Zero Cpn, 10/19/33 .. 3,564 618
5189604.SQ.FTS.B, Zero Cpn, 10/20/33 .. 4,636 1,015
5203664.SQ.FTS.B, Zero Cpn, 10/21/33 .. 739 128
5203735.SQ.FTS.B, Zero Cpn, 10/21/33 .. 6,108 1,456
5204240.SQ.FTS.B, Zero Cpn, 10/22/33 .. 524 69
5210519.SQ.FTS.B, Zero Cpn, 10/24/33 .. 11,522 1,674
5210616.SQ.FTS.B, Zero Cpn, 10/24/33 .. 297 64
5210691.SQ.FTS.B, Zero Cpn, 10/24/33 .. 1,929 473
5211496.SQ.FTS.B, Zero Cpn, 10/25/33 .. 68 16
5219348.SQ.FTS.B, Zero Cpn, 10/26/33 .. 266 59
5223636.SQ.FTS.B, Zero Cpn, 10/27/33 .. 2,509 632
5230330.SQ.FTS.B, Zero Cpn, 10/28/33 .. 1,320 288
5230521.SQ.FTS.B, Zero Cpn, 10/28/33 .. 447 105
5230601.SQ.FTS.B, Zero Cpn, 10/28/33 .. 5,805 1,481
5234006.SQ.FTS.B, Zero Cpn, 10/28/33 .. 32,690 8,339
5235712.SQ.FTS.B, Zero Cpn, 10/29/33 .. 665 132
5237941.SQ.FTS.B, Zero Cpn, 10/29/33 .. 1,554 154
5238462.SQ.FTS.B, Zero Cpn, 10/29/33 .. 96 29
5238828.SQ.FTS.B, Zero Cpn, 10/29/33 .. 19,166 4,518
5240481.SQ.FTS.B, Zero Cpn, 10/30/33 .. 1,280 327
5240546.SQ.FTS.B, Zero Cpn, 10/30/33 .. 1,371 119
5240561.SQ.FTS.B, Zero Cpn, 10/30/33 .. 993 230
5240923.SQ.FTS.B, Zero Cpn, 11/01/33 .. 7,658 715
5241173.SQ.FTS.B, Zero Cpn, 11/01/33 .. 659 111
5245023.SQ.FTS.B, Zero Cpn, 11/02/33 .. 1,235 244
5245998.SQ.FTS.B, Zero Cpn, 11/02/33 .. 161 46
5246013.SQ.FTS.B, Zero Cpn, 11/02/33 .. 196 48
5246421.SQ.FTS.B, Zero Cpn, 11/02/33 .. 10,251 1,017
5251953.SQ.FTS.B, Zero Cpn, 11/04/33 .. 1,860 171
5252966.SQ.FTS.B, Zero Cpn, 11/04/33 .. 2,234 305
5256925.SQ.FTS.B, Zero Cpn, 11/04/33 .. 15,694 5,255
5257285.SQ.FTS.B, Zero Cpn, 11/04/33 .. 78 14
5262837.SQ.FTS.B, Zero Cpn, 11/05/33 .. 1,914 395
5264439.SQ.FTS.B, Zero Cpn, 11/05/33 .. 477 87
5264599.SQ.FTS.B, Zero Cpn, 11/05/33 .. 1,345 485
5266384.SQ.FTS.B, Zero Cpn, 11/05/33 .. 783 79
5266471.SQ.FTS.B, Zero Cpn, 11/05/33 .. 1,836 660
5267196.SQ.FTS.B, Zero Cpn, 11/06/33 .. 2,396 607
5267302.SQ.FTS.B, Zero Cpn, 11/06/33 .. 212 22

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5270825.SQ.FTS.B, Zero Cpn, 11/06/33 .. $ 4,533 $ 569
5273714.SQ.FTS.B, Zero Cpn, 11/08/33 .. 2,043 415
5276774.SQ.FTS.B, Zero Cpn, 11/09/33 .. 3,264 723
5276919.SQ.FTS.B, Zero Cpn, 11/09/33 .. 1,806 472
5280986.SQ.FTS.B, Zero Cpn, 11/10/33 .. 1,327 126
5284007.SQ.FTS.B, Zero Cpn, 11/11/33 .. 1,049 402
5287039.SQ.FTS.B, Zero Cpn, 11/12/33 .. 8,750 2,335
5287635.SQ.FTS.B, Zero Cpn, 11/12/33 .. 531 151
5288567.SQ.FTS.B, Zero Cpn, 11/12/33 .. 833 174
5288588.SQ.FTS.B, Zero Cpn, 11/12/33 .. 54,975 8,805
5289293.SQ.FTS.B, Zero Cpn, 11/12/33 .. 4,459 1,723
5289917.SQ.FTS.B, Zero Cpn, 11/12/33 .. 702 64
5292026.SQ.FTS.B, Zero Cpn, 11/13/33 .. 5,106 1,168
5293536.SQ.FTS.B, Zero Cpn, 11/13/33 .. 414 204
5293871.SQ.FTS.B, Zero Cpn, 11/14/33 .. 2,186 233
5293907.SQ.FTS.B, Zero Cpn, 11/14/33 .. 2,714 500
5293955.SQ.FTS.B, Zero Cpn, 11/14/33 .. 5,278 1,325
5295185.SQ.FTS.B, Zero Cpn, 11/16/33 .. 519 274
5295255.SQ.FTS.B, Zero Cpn, 11/16/33 .. 2,835 340
5296246.SQ.FTS.B, Zero Cpn, 11/16/33 .. 1,628 343
5300321.SQ.FTS.B, Zero Cpn, 11/17/33 .. 564 60
5300323.SQ.FTS.B, Zero Cpn, 11/17/33 .. 1,387 249
5303109.SQ.FTS.B, Zero Cpn, 11/17/33 .. 690 171
5304517.SQ.FTS.B, Zero Cpn, 11/17/33 .. 3,166 766
5304956.SQ.FTS.B, Zero Cpn, 11/17/33 .. 1,128 321
5307959.SQ.FTS.B, Zero Cpn, 11/18/33 .. 327 50
5308247.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,896 424
5309391.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,083 490
5311109.SQ.FTS.B, Zero Cpn, 11/18/33 .. 7,600 1,794
5312373.SQ.FTS.B, Zero Cpn, 11/18/33 .. 803 321
5316097.SQ.FTS.B, Zero Cpn, 11/19/33 .. 154 33
5317234.SQ.FTS.B, Zero Cpn, 11/19/33 .. 1,119 320
5317481.SQ.FTS.B, Zero Cpn, 11/19/33 .. 593 104
5319057.SQ.FTS.B, Zero Cpn, 11/19/33 .. 2,284 715
5321250.SQ.FTS.B, Zero Cpn, 11/20/33 .. 872 150
5324739.SQ.FTS.B, Zero Cpn, 11/21/33 .. 1,860 410
5325009.SQ.FTS.B, Zero Cpn, 11/22/33 .. 6,374 1,875
5325109.SQ.FTS.B, Zero Cpn, 11/22/33 .. 3,741 338
5325953.SQ.FTS.B, Zero Cpn, 11/23/33 .. 27,323 7,055
5326788.SQ.FTS.B, Zero Cpn, 11/23/33 .. 332 76
5330611.SQ.FTS.B, Zero Cpn, 11/24/33 .. 1,918 240
5331997.SQ.FTS.B, Zero Cpn, 11/24/33 .. 1,138 182
5332017.SQ.FTS.B, Zero Cpn, 11/24/33 .. 3,457 880
5332382.SQ.FTS.B, Zero Cpn, 11/24/33 .. 1,453 131
5333523.SQ.FTS.B, Zero Cpn, 11/24/33 .. 620 119
5333772.SQ.FTS.B, Zero Cpn, 11/24/33 .. 967 95
5334010.SQ.FTS.B, Zero Cpn, 11/24/33 .. 435 116
5334017.SQ.FTS.B, Zero Cpn, 11/24/33 .. 710 295
5334919.SQ.FTS.B, Zero Cpn, 11/24/33 .. 1,216 194
5336258.SQ.FTS.B, Zero Cpn, 11/25/33 .. 4,115 1,179
5337318.SQ.FTS.B, Zero Cpn, 11/25/33 .. 1,470 565
5338841.SQ.FTS.B, Zero Cpn, 11/25/33 .. 1,192 389
5357298.SQ.FTS.B, Zero Cpn, 11/26/33 .. 100 70
5364437.SQ.FTS.B, Zero Cpn, 11/26/33 .. 6,155 2,351
5364900.SQ.FTS.B, Zero Cpn, 11/26/33 .. 1,391 143
5365379.SQ.FTS.B, Zero Cpn, 11/26/33 .. 768 262
5369148.SQ.FTS.B, Zero Cpn, 11/27/33 .. 969 374
5377413.SQ.FTS.B, Zero Cpn, 11/27/33 .. 944 108
Description
Principal
Amount Value
Block, Inc. (continued)
5377620.SQ.FTS.B, Zero Cpn, 11/27/33 .. $ 13,408 $ 3,729
5378585.SQ.FTS.B, Zero Cpn, 11/27/33 .. 392 46
22,587,473
Freedom Financial Asset Management LLC
APP-11695207.FP.FTS.B, 15.49%, 12/12/23 1,033 1,035
APP-11878331.FP.FTS.B, 5.99%, 1/22/24 . 1,031 1,033
APP-12050449.FP.FTS.B, 5.99%, 1/22/24 . 408 409
APP-11694096.FP.FTS.B, 5.99%, 1/30/24 . 670 672
APP-12436440.FP.FTS.B, 18.99%, 2/09/24 3,005 331
APP-12139572.FP.FTS.B, 5.99%, 3/01/24 . 1,849 1,854
APP-12139722.FP.FTS.B, 5.99%, 3/02/24 . 1,945 1,950
APP-12050193.FP.FTS.B, 5.99%, 3/06/24 . 2,046 2,053
APP-12412711.FP.FTS.B, 5.99%, 3/16/24 . 2,010 2,019
APP-11550730.FP.FTS.B, 23.99%, 5/03/24 2,838 2,884
APP-17433587.FP.FTS.B, 5.99%, 8/12/24 . 4,215 4,249
APP-10161712.FP.FTS.B, 23.99%, 8/15/24 1,203 1,196
APP-16681389.FP.FTS.B, 5.99%, 9/01/24 . 2,881 2,899
APP-16681827.FP.FTS.B, 5.99%, 9/01/24 . 4,311 4,342
APP-16688861.FP.FTS.B, 5.99%, 9/01/24 . 4,639 4,673
APP-16667764.FP.FTS.B, 5.99%, 9/10/24 . 4,327 4,362
APP-17493062.FP.FTS.B, 5.99%, 9/13/24 . 3,050 3,068
APP-16660226.FP.FTS.B, 5.99%, 9/14/24 . 4,057 4,087
APP-16682744.FP.FTS.B, 11.24%, 9/14/24 9,413 9,500
APP-16652913.FP.FTS.B, 16.24%, 9/14/24 18,639 18,852
APP-17485719.FP.FTS.B, 5.99%, 9/15/24 . 3,881 3,914
APP-16473194.FP.FTS.B, 10.74%, 9/18/24 6,437 6,500
APP-17451429.FP.FTS.B, 5.99%, 9/24/24 . 5,254 5,307
APP-16336846.FP.FTS.B, 14.24%, 9/24/24 8,713 8,804
APP-17490514.FP.FTS.B, 5.99%, 9/27/24 . 3,193 3,224
APP-10901539.FP.FTS.B, 15.49%, 11/27/24 12,852 13,023
APP-10784743.FP.FTS.B, 23.99%, 11/28/24 5,971 6,086
APP-11694740.FP.FTS.B, 7.49%, 12/15/24 8,550 8,611
APP-11595022.FP.FTS.B, 8.49%, 12/16/24 7,918 7,983
APP-11731526.FP.FTS.B, 16.49%, 12/21/24 5,905 5,971
APP-11694509.FP.FTS.B, 9.74%, 12/22/24 1,836 1,839
APP-11736995.FP.FTS.B, 17.99%, 12/22/24 4,878 4,922
APP-12144621.FP.FTS.B, 25.49%, 1/21/25 5,054 5,106
APP-11798754.FP.FTS.B, 6.99%, 1/22/25 . 13,256 13,377
APP-12148090.FP.FTS.B, 9.74%, 1/22/25 . 8,125 8,198
APP-12173761.FP.FTS.B, 25.49%, 1/22/25 4,558 4,609
APP-12164966.FP.FTS.B, 11.74%, 1/23/25 9,628 9,718
APP-12179908.FP.FTS.B, 18.99%, 1/23/25 4,840 4,892
APP-12087415.FP.FTS.B, 12.99%, 1/25/25 12,203 12,344
APP-11924017.FP.FTS.B, 15.99%, 1/28/25 8,598 8,676
APP-11509368.FP.FTS.B, 14.99%, 1/29/25 11,312 11,446
APP-12414484.FP.FTS.B, 17.24%, 2/02/25 16,287 16,273
APP-12287483.FP.FTS.B, 12.99%, 2/03/25 11,262 11,301
APP-11733782.FP.FTS.B, 15.74%, 2/03/25 10,185 10,152
APP-12175602.FP.FTS.B, 17.49%, 2/25/25 6,646 6,725
APP-12029075.FP.FTS.B, 15.99%, 3/05/25 10,153 10,164
APP-12124683.FP.FTS.B, 16.99%, 3/06/25 6,593 6,575
APP-12172939.FP.FTS.B, 9.74%, 3/07/25 . 8,052 8,103
APP-10156554.FP.FTS.B, 9.49%, 3/08/25 . 12,350 12,450
APP-12188446.FP.FTS.B, 11.99%, 3/08/25 9,876 9,945
APP-12168882.FP.FTS.B, 17.49%, 3/08/25 12,421 12,438
APP-12175546.FP.FTS.B, 17.99%, 3/08/25 10,055 1,083
APP-12031531.FP.FTS.B, 20.99%, 3/08/25 8,868 8,824

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12139801.FP.FTS.B, 9.49%, 3/11/25 . $ 10,516 $ 10,607
APP-11853561.FP.FTS.B, 17.99%, 3/18/25 7,758 7,809
APP-12050722.FP.FTS.B, 9.49%, 3/20/25 . 9,779 9,871
APP-12413819.FP.FTS.B, 16.99%, 3/21/25 5,780 5,825
APP-12106203.FP.FTS.B, 9.74%, 3/22/25 . 9,409 9,503
APP-12270743.FP.FTS.B, 16.49%, 3/22/25 7,960 8,031
APP-12381356.FP.FTS.B, 9.74%, 3/24/25 . 7,630 7,703
APP-12414413.FP.FTS.B, 17.99%, 3/25/25 8,437 8,517
APP-12185763.FP.FTS.B, 12.99%, 4/08/25 13,263 13,335
APP-15099844.FP.FTS.B, 19.99%, 7/15/25 9,953 9,907
APP-15063599.FP.FTS.B, 8.24%, 7/23/25 . 14,997 15,150
APP-12210758.FP.FTS.B, 22.49%, 7/25/25 3,066 3,092
APP-15073908.FP.FTS.B, 22.74%, 7/25/25 6,456 6,402
APP-15052562.FP.FTS.B, 10.24%, 7/29/25 19,581 19,813
APP-15077310.FP.FTS.B, 25.49%, 7/29/25 7,614 7,505
APP-17112174.FP.FTS.B, 11.74%, 8/12/25 8,262 8,330
APP-10157776.FP.FTS.B, 22.49%, 8/13/25 21,041 22,085
APP-12017283.FP.FTS.B, 14.24%, 8/22/25 21,816 7,200
APP-17041993.FP.FTS.B, 13.74%, 9/05/25 23,207 23,399
APP-17017611.FP.FTS.B, 11.99%, 9/06/25 27,222 27,447
APP-16692788.FP.FTS.B, 10.74%, 9/10/25 7,805 7,876
APP-16716169.FP.FTS.B, 9.49%, 9/14/25 . 10,175 10,277
APP-17284270.FP.FTS.B, 13.74%, 9/15/25 26,360 26,560
APP-16721812.FP.FTS.B, 14.24%, 9/15/25 9,104 9,182
APP-16622583.FP.FTS.B, 15.99%, 9/16/25 9,076 9,022
APP-17495714.FP.FTS.B, 11.74%, 9/26/25 9,843 9,957
APP-10833798.FP.FTS.B, 15.99%,
10/18/25 .......................... 11,563 11,873
APP-11579289.FP.FTS.B, 10.99%, 12/05/25 7,681 7,769
APP-10861885.FP.FTS.B, 15.49%,
12/17/25 .......................... 12,979 13,185
APP-11737115.FP.FTS.B, 12.49%, 12/18/25 9,193 9,334
APP-11531737.FP.FTS.B, 13.99%, 12/22/25 8,048 8,171
APP-11442801.FP.FTS.B, 16.49%, 12/22/25 11,807 12,145
APP-10314724.FP.FTS.B, 11.74%, 1/08/26 14,258 14,401
APP-12165054.FP.FTS.B, 10.24%, 1/14/26 11,550 11,700
APP-12174416.FP.FTS.B, 10.24%, 1/22/26 12,529 12,726
APP-12171910.FP.FTS.B, 12.49%, 1/22/26 9,830 9,982
APP-11799040.FP.FTS.B, 15.74%, 1/22/26 24,997 25,536
APP-12006366.FP.FTS.B, 20.99%, 1/22/26 6,595 6,781
APP-11687753.FP.FTS.B, 13.49%, 1/25/26 13,819 14,071
APP-11657555.FP.FTS.B, 18.49%, 1/28/26 29,738 30,669
APP-12287012.FP.FTS.B, 17.49%, 2/01/26 9,145 9,345
APP-12458983.FP.FTS.B, 15.99%, 2/02/26 7,854 7,958
APP-11579337.FP.FTS.B, 10.99%, 2/04/26 16,301 16,540
APP-11595092.FP.FTS.B, 19.49%, 2/05/26 26,588 27,184
APP-12168235.FP.FTS.B, 19.49%, 2/23/26 6,033 6,189
APP-12139578.FP.FTS.B, 15.24%, 2/24/26 7,424 7,543
APP-12119897.FP.FTS.B, 10.24%, 2/28/26 13,666 13,889
APP-11731020.FP.FTS.B, 19.99%, 2/28/26 21,481 15,332
APP-12176488.FP.FTS.B, 14.99%, 3/04/26 13,170 13,372
APP-12050179.FP.FTS.B, 16.49%, 3/07/26 11,218 11,405
APP-12128364.FP.FTS.B, 13.24%, 3/08/26 14,306 14,415
APP-12463162.FP.FTS.B, 18.49%, 3/10/26 10,722 10,920
APP-12209184.FP.FTS.B, 19.49%, 3/11/26 3,823 3,806
APP-12287014.FP.FTS.B, 16.99%, 3/15/26 10,428 10,634
APP-12466087.FP.FTS.B, 18.99%, 3/15/26 9,806 1,077
APP-12397804.FP.FTS.B, 16.99%, 3/16/26 8,405 8,575
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12400371.FP.FTS.B, 16.99%, 3/16/26 $ 12,035 $ 12,205
APP-12372783.FP.FTS.B, 14.99%, 3/17/26 2,987 2,984
APP-12431691.FP.FTS.B, 9.49%, 3/20/26 . 19,262 19,566
APP-12286988.FP.FTS.B, 10.99%, 3/21/26 30,941 31,441
APP-12448349.FP.FTS.B, 14.99%, 3/23/26 15,801 3,146
APP-12443256.FP.FTS.B, 16.74%, 3/24/26 12,652 12,724
APP-12414591.FP.FTS.B, 19.49%, 3/24/26 6,416 6,593
APP-12459668.FP.FTS.B, 14.99%, 3/25/26 12,864 13,163
APP-12464227.FP.FTS.B, 16.24%, 3/25/26 21,196 21,817
APP-12414582.FP.FTS.B, 18.49%, 3/25/26 13,526 13,876
APP-12343526.FP.FTS.B, 16.99%, 5/21/26 18,697 19,050
APP-12199831.FP.FTS.B, 16.99%, 5/22/26 11,101 11,287
APP-15117837.FP.FTS.B, 22.24%, 7/15/26 11,394 11,541
APP-15068337.FP.FTS.B, 8.99%, 7/20/26 . 12,628 12,814
APP-14891119.FP.FTS.B, 18.74%, 7/24/26 37,592 38,270
APP-15053612.FP.FTS.B, 13.99%, 7/26/26 8,540 8,687
APP-15053337.FP.FTS.B, 17.99%, 7/26/26 9,039 9,212
APP-15004884.FP.FTS.B, 15.99%, 7/27/26 20,018 20,383
APP-15119191.FP.FTS.B, 18.49%, 7/28/26 4,725 1,469
APP-14912105.FP.FTS.B, 20.99%, 7/29/26 14,201 14,542
APP-16636359.FP.FTS.B, 14.74%, 7/30/26 19,563 19,861
APP-16690474.FP.FTS.B, 9.24%, 8/01/26 . 22,352 22,627
APP-16637564.FP.FTS.B, 15.99%, 9/03/26 6,537 6,610
APP-16719236.FP.FTS.B, 10.49%, 9/04/26 13,497 13,669
APP-16676602.FP.FTS.B, 11.24%, 9/05/26 18,826 19,062
APP-10573456.FP.FTS.B, 17.49%, 9/10/26 11,130 6,306
APP-16630984.FP.FTS.B, 14.49%, 9/12/26 11,548 11,713
APP-17112604.FP.FTS.B, 11.74%, 9/15/26 19,051 19,299
APP-16335651.FP.FTS.B, 14.49%, 9/15/26 13,005 13,214
APP-17464221.FP.FTS.B, 16.74%, 9/15/26 10,709 10,836
APP-17032039.FP.FTS.B, 10.49%, 9/16/26 19,483 19,780
APP-16710569.FP.FTS.B, 15.49%, 9/16/26 19,318 19,638
APP-16640009.FP.FTS.B, 12.49%, 9/19/26 13,997 14,231
APP-10406165.FP.FTS.B, 18.99%, 9/20/26 12,513 12,866
APP-16275007.FP.FTS.B, 12.49%, 9/22/26 10,647 10,807
APP-17279512.FP.FTS.B, 16.74%, 9/22/26 11,666 11,820
APP-17112160.FP.FTS.B, 12.24%, 9/25/26 19,177 19,479
APP-17112272.FP.FTS.B, 14.24%, 9/25/26 17,452 17,734
APP-17457461.FP.FTS.B, 16.74%, 9/27/26 11,002 11,172
APP-16637316.FP.FTS.B, 18.24%, 9/27/26 14,063 14,264
APP-16632934.FP.FTS.B, 14.49%,
10/15/26 .......................... 42,102 7,634
APP-11021919.FP.FTS.B, 17.99%, 11/03/26 12,896 13,204
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 18,051 18,612
APP-11744624.FP.FTS.B, 13.24%, 12/09/26 16,822 17,060
APP-11579549.FP.FTS.B, 13.49%, 12/15/26 33,052 33,582
APP-11700609.FP.FTS.B, 19.99%, 12/15/26 36,789 37,863
APP-11737058.FP.FTS.B, 22.49%, 12/15/26 7,320 7,521
APP-11671786.FP.FTS.B, 22.49%, 12/16/26 7,126 755
APP-11736851.FP.FTS.B, 19.99%, 12/17/26 11,396 1,376
APP-11693245.FP.FTS.B, 18.49%, 12/18/26 15,206 15,672
APP-11719573.FP.FTS.B, 19.99%, 12/18/26 9,596 9,886
APP-11022370.FP.FTS.B, 16.49%, 12/20/26 7,657 7,805
APP-11733566.FP.FTS.B, 19.24%, 12/20/26 5,362 5,345
APP-11740523.FP.FTS.B, 10.99%, 12/21/26 17,078 17,369
APP-11694985.FP.FTS.B, 12.99%, 12/21/26 9,710 9,884
APP-11730592.FP.FTS.B, 17.99%, 12/21/26 30,685 31,530
APP-11723942.FP.FTS.B, 19.49%, 12/21/26 35,276 36,313

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11731905.FP.FTS.B, 18.99%, 12/22/26 $ 15,821 $ 1,746
APP-11730543.FP.FTS.B, 19.99%, 12/22/26 10,561 10,838
APP-11401848.FP.FTS.B, 15.49%, 1/05/27 9,385 9,551
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 11,045 11,208
APP-11146646.FP.FTS.B, 12.74%, 1/07/27 23,457 12,147
APP-11397497.FP.FTS.B, 11.99%, 1/10/27 16,736 17,050
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 22,265 22,732
APP-11413059.FP.FTS.B, 13.74%, 1/11/27 9,398 9,562
APP-11946615.FP.FTS.B, 16.49%, 1/11/27 16,386 16,645
APP-12090452.FP.FTS.B, 16.99%, 1/15/27 14,981 15,246
APP-12139980.FP.FTS.B, 19.99%, 1/15/27 2,576 2,569
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 17,916 18,193
APP-12073890.FP.FTS.B, 10.99%, 1/20/27 15,586 15,831
APP-12132313.FP.FTS.B, 11.24%, 1/21/27 9,231 9,378
APP-12173162.FP.FTS.B, 17.49%, 1/21/27 12,448 12,721
APP-11798808.FP.FTS.B, 10.99%, 1/22/27 14,197 14,427
APP-12172519.FP.FTS.B, 11.24%, 1/22/27 10,657 10,830
APP-12154405.FP.FTS.B, 14.49%, 1/22/27 10,902 11,098
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 23,160 23,733
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 29,303 29,788
APP-12107351.FP.FTS.B, 16.49%, 1/23/27 16,205 16,621
APP-12105986.FP.FTS.B, 10.99%, 1/25/27 24,389 24,808
APP-12209707.FP.FTS.B, 25.49%, 1/25/27 8,613 8,865
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 10,058 10,245
APP-11579435.FP.FTS.B, 15.49%, 1/28/27 13,817 14,183
APP-11694310.FP.FTS.B, 16.74%, 1/28/27 32,891 33,578
APP-11739118.FP.FTS.B, 16.99%, 1/28/27 12,967 1,506
APP-11595260.FP.FTS.B, 18.99%, 1/29/27 11,037 11,352
APP-12414657.FP.FTS.B, 10.99%, 2/01/27 26,230 26,575
APP-11711469.FP.FTS.B, 19.99%, 2/01/27 13,232 1,445
APP-11705115.FP.FTS.B, 21.49%, 2/01/27 38,502 39,123
APP-11732543.FP.FTS.B, 20.99%, 2/03/27 11,330 11,541
APP-11694211.FP.FTS.B, 11.99%, 2/04/27 36,421 37,132
APP-11724908.FP.FTS.B, 12.74%, 2/04/27 29,612 30,112
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 11,119 11,310
APP-11712504.FP.FTS.B, 17.99%, 2/04/27 7,537 7,671
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 37,685 38,351
APP-11731565.FP.FTS.B, 18.99%, 2/04/27 38,652 21,722
APP-11732774.FP.FTS.B, 19.49%, 2/04/27 3,997 3,969
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 8,664 8,820
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 22,402 22,944
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 15,751 16,007
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 20,179 20,513
APP-11740935.FP.FTS.B, 13.99%, 2/05/27 36,566 37,190
APP-11608429.FP.FTS.B, 17.49%, 2/05/27 30,064 30,606
APP-09759707.FP.FTS.B, 18.99%, 2/05/27 5,699 5,804
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 15,654 15,951
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 6,009 6,098
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 8,587 8,758
APP-11553389.FP.FTS.B, 12.24%, 2/22/27 14,807 15,054
APP-12161019.FP.FTS.B, 20.49%, 2/22/27 8,235 8,407
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 14,013 14,365
APP-12033253.FP.FTS.B, 17.99%, 2/24/27 10,672 10,995
APP-12159528.FP.FTS.B, 18.99%, 2/28/27 11,291 11,562
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 30,967 31,413
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 14,819 15,030
APP-12211243.FP.FTS.B, 17.24%, 3/01/27 27,514 27,877
APP-12107891.FP.FTS.B, 17.99%, 3/01/27 12,061 12,203
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12208717.FP.FTS.B, 21.74%, 3/01/27 $ 19,437 $ 19,649
APP-12150597.FP.FTS.B, 25.49%, 3/01/27 8,423 8,508
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 15,811 15,985
APP-12005996.FP.FTS.B, 15.49%, 3/03/27 8,030 8,114
APP-12105218.FP.FTS.B, 10.99%, 3/05/27 18,388 18,696
APP-12101962.FP.FTS.B, 13.49%, 3/05/27 12,388 2,327
APP-12214905.FP.FTS.B, 16.49%, 3/05/27 9,097 9,243
APP-12159801.FP.FTS.B, 16.99%, 3/05/27 21,045 21,422
APP-11741297.FP.FTS.B, 19.24%, 3/05/27 16,276 16,516
APP-12164096.FP.FTS.B, 21.49%, 3/05/27 11,252 11,402
APP-12168034.FP.FTS.B, 18.99%, 3/06/27 12,127 12,309
APP-12172482.FP.FTS.B, 20.49%, 3/06/27 23,115 23,376
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 25,797 26,221
APP-12125835.FP.FTS.B, 19.99%, 3/07/27 11,504 2,493
APP-12140862.FP.FTS.B, 8.99%, 3/08/27 . 18,837 19,181
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 16,471 16,736
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 11,544 11,731
APP-12097459.FP.FTS.B, 13.24%, 3/08/27 18,615 18,922
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 11,753 11,950
APP-12050743.FP.FTS.B, 14.99%, 3/08/27 13,229 13,448
APP-12150738.FP.FTS.B, 16.74%, 3/08/27 32,765 33,340
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 27,026 27,448
APP-12366828.FP.FTS.B, 16.99%, 3/09/27 12,058 12,242
APP-11965580.FP.FTS.B, 20.49%, 3/09/27 21,498 21,861
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 22,135 22,460
APP-12216897.FP.FTS.B, 10.99%, 3/10/27 29,019 29,446
APP-12448900.FP.FTS.B, 13.24%, 3/10/27 25,515 2,957
APP-12451319.FP.FTS.B, 17.49%, 3/10/27 4,425 1,061
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 8,764 8,921
APP-12199670.FP.FTS.B, 10.99%, 3/11/27 24,039 24,388
APP-12459432.FP.FTS.B, 13.24%, 3/11/27 18,405 18,722
APP-12464629.FP.FTS.B, 16.49%, 3/11/27 11,336 11,535
APP-12459441.FP.FTS.B, 17.49%, 3/11/27 12,890 13,096
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 38,590 39,297
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 21,175 21,558
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 29,077 29,543
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 23,278 23,661
APP-12442169.FP.FTS.B, 14.49%, 3/15/27 16,498 3,067
APP-12291770.FP.FTS.B, 16.49%, 3/15/27 4,399 4,397
APP-12420649.FP.FTS.B, 16.74%, 3/15/27 32,334 32,888
APP-12379303.FP.FTS.B, 13.24%, 3/16/27 18,822 19,125
APP-12345397.FP.FTS.B, 19.74%, 3/16/27 9,885 9,800
APP-12196952.FP.FTS.B, 19.99%, 3/16/27 12,221 12,458
APP-12407602.FP.FTS.B, 19.99%, 3/16/27 5,256 5,227
APP-12462116.FP.FTS.B, 17.49%, 3/18/27 22,125 22,557
APP-11948900.FP.FTS.B, 17.74%, 3/18/27 33,614 34,270
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 15,918 16,171
APP-12433361.FP.FTS.B, 18.49%, 3/18/27 14,434 14,730
APP-12461150.FP.FTS.B, 18.49%, 3/18/27 13,827 14,110
APP-12421799.FP.FTS.B, 19.74%, 3/18/27 21,804 22,196
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 7,642 7,813
APP-12357813.FP.FTS.B, 10.99%, 3/20/27 23,330 23,735
APP-12287686.FP.FTS.B, 11.24%, 3/20/27 17,539 17,846
APP-12422648.FP.FTS.B, 13.24%, 3/20/27 17,169 17,480
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 8,125 8,274
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 39,911 40,526
APP-12412709.FP.FTS.B, 20.24%, 3/20/27 36,802 37,590
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 25,943 26,537

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 $ 24,639 $ 25,073
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 15,995 16,280
APP-12402614.FP.FTS.B, 13.74%, 3/21/27 20,069 20,431
APP-12450320.FP.FTS.B, 19.99%, 3/21/27 10,887 11,132
APP-12176796.FP.FTS.B, 8.99%, 3/22/27 . 20,138 20,443
APP-12345892.FP.FTS.B, 13.49%, 3/22/27 11,635 11,846
APP-12345261.FP.FTS.B, 15.49%, 3/22/27 18,499 18,878
APP-12443158.FP.FTS.B, 17.49%, 3/22/27 9,200 9,406
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 29,449 30,118
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 23,771 24,255
APP-12435676.FP.FTS.B, 20.49%, 3/23/27 31,270 32,024
APP-12420863.FP.FTS.B, 17.49%, 3/24/27 14,657 14,985
APP-12463499.FP.FTS.B, 17.49%, 3/24/27 17,658 18,065
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 24,656 25,223
APP-12468934.FP.FTS.B, 19.99%, 3/24/27 8,116 4,975
APP-12408200.FP.FTS.B, 21.74%, 3/24/27 8,721 8,689
APP-12468566.FP.FTS.B, 19.74%, 3/25/27 25,358 25,622
APP-11872544.FP.FTS.B, 19.99%, 3/25/27 10,695 10,962
APP-12175594.FP.FTS.B, 18.99%, 4/01/27 11,127 11,219
APP-11709913.FP.FTS.B, 21.49%, 4/02/27 41,158 41,845
APP-11744076.FP.FTS.B, 17.49%, 4/05/27 18,610 10,528
APP-12171005.FP.FTS.B, 23.99%, 4/08/27 25,327 25,742
APP-12408935.FP.FTS.B, 19.99%, 4/17/27 11,224 11,378
APP-12133804.FP.FTS.B, 10.99%, 4/30/27 17,078 17,329
APP-12176276.FP.FTS.B, 19.99%, 5/09/27 7,391 7,388
APP-14835801.FP.FTS.B, 11.24%, 6/05/27 23,844 24,124
APP-15016056.FP.FTS.B, 19.24%, 6/06/27 28,709 28,967
APP-14953646.FP.FTS.B, 24.24%, 7/06/27 36,370 36,289
APP-15007182.FP.FTS.B, 16.99%, 7/11/27 9,292 9,404
APP-15105817.FP.FTS.B, 11.74%, 7/15/27 17,337 17,575
APP-15110260.FP.FTS.B, 13.99%, 7/15/27 25,529 25,866
APP-14523455.FP.FTS.B, 17.24%, 7/15/27 32,000 32,268
APP-15113452.FP.FTS.B, 18.49%, 7/15/27 10,532 10,628
APP-15103060.FP.FTS.B, 19.99%, 7/15/27 12,985 13,091
APP-15871573.FP.FTS.B, 10.99%, 7/20/27 26,420 26,741
APP-14544639.FP.FTS.B, 11.99%, 7/21/27 11,872 12,056
APP-16662334.FP.FTS.B, 15.24%, 7/26/27 21,133 21,416
APP-15066733.FP.FTS.B, 18.99%, 7/26/27 11,653 11,795
APP-15119411.FP.FTS.B, 9.74%, 7/28/27 . 18,403 18,714
APP-15116487.FP.FTS.B, 21.49%, 7/28/27 14,297 14,495
APP-14371097.FP.FTS.B, 14.74%, 7/29/27 40,387 41,131
APP-16465567.FP.FTS.B, 15.49%, 7/30/27 12,238 12,421
APP-16645516.FP.FTS.B, 10.99%, 7/31/27 16,744 16,932
APP-12402250.FP.FTS.B, 19.99%, 7/31/27 21,462 21,563
APP-16640475.FP.FTS.B, 12.74%, 8/02/27 14,651 14,820
APP-16637899.FP.FTS.B, 15.49%, 8/02/27 15,656 15,821
APP-17319474.FP.FTS.B, 16.49%, 8/07/27 41,486 41,882
APP-17245315.FP.FTS.B, 17.74%, 8/09/27 8,789 8,827
APP-16283011.FP.FTS.B, 11.74%, 8/10/27 40,710 41,190
APP-17385444.FP.FTS.B, 15.24%, 8/12/27 20,698 20,930
APP-15122204.FP.FTS.B, 20.74%, 8/28/27 10,782 1,032
APP-15106325.FP.FTS.B, 23.24%, 8/28/27 16,072 16,224
APP-16679044.FP.FTS.B, 8.99%, 9/01/27 . 10,881 11,002
APP-16632155.FP.FTS.B, 11.49%, 9/01/27 14,257 14,427
APP-16448250.FP.FTS.B, 13.49%, 9/01/27 5,757 5,819
APP-16676570.FP.FTS.B, 15.24%, 9/01/27 17,409 17,472
APP-16718578.FP.FTS.B, 15.74%, 9/02/27 9,144 9,249
APP-16852920.FP.FTS.B, 10.99%, 9/04/27 31,650 32,045
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16640455.FP.FTS.B, 10.99%, 9/05/27 $ 18,340 $ 18,561
APP-16800634.FP.FTS.B, 15.99%, 9/10/27 40,907 41,435
APP-16335596.FP.FTS.B, 10.99%, 9/12/27 21,740 22,050
APP-16627732.FP.FTS.B, 12.99%, 9/12/27 20,624 20,928
APP-16399010.FP.FTS.B, 15.24%, 9/12/27 17,564 17,812
APP-15052242.FP.FTS.B, 11.74%, 9/13/27 41,053 41,949
APP-16664397.FP.FTS.B, 12.99%, 9/13/27 20,583 20,891
APP-17484422.FP.FTS.B, 15.24%, 9/13/27 19,455 2,000
APP-10624729.FP.FTS.B, 15.74%, 9/13/27 22,493 22,834
APP-17458875.FP.FTS.B, 16.49%, 9/13/27 4,165 4,215
APP-16687847.FP.FTS.B, 9.49%, 9/15/27 . 16,217 16,455
APP-17011228.FP.FTS.B, 14.74%, 9/15/27 41,764 42,381
APP-16720658.FP.FTS.B, 15.24%, 9/15/27 32,258 32,744
APP-17027051.FP.FTS.B, 14.49%, 9/16/27 11,815 11,976
APP-17010091.FP.FTS.B, 15.49%, 9/18/27 33,474 34,010
APP-16637461.FP.FTS.B, 18.49%, 9/20/27 16,054 16,251
APP-17497296.FP.FTS.B, 17.74%, 9/23/27 10,963 11,060
APP-17082038.FP.FTS.B, 12.49%, 9/26/27 25,292 25,697
APP-17490395.FP.FTS.B, 15.24%, 9/26/27 27,549 27,982
APP-17115062.FP.FTS.B, 17.99%, 9/26/27 16,504 16,676
APP-17461708.FP.FTS.B, 12.49%, 9/27/27 26,092 26,517
APP-17239533.FP.FTS.B, 13.74%, 9/27/27 16,580 16,854
APP-17504832.FP.FTS.B, 13.74%, 9/27/27 17,936 18,250
APP-17102136.FP.FTS.B, 14.24%, 9/27/27 41,435 42,120
APP-17485387.FP.FTS.B, 15.24%, 9/30/27 31,203 31,697
APP-10590417.FP.FTS.B, 17.99%, 9/30/27 18,272 3,939
APP-16677695.FP.FTS.B, 12.99%,
10/14/27 .......................... 22,904 23,245
APP-15098807.FP.FTS.B, 26.99%,
10/28/27 .......................... 11,127 11,164
APP-12415203.FP.FTS.B, 21.24%, 11/21/27 21,910 4,873
APP-15602293.FP.FTS.B, 15.49%, 1/30/28 14,102 1,533
5,555,864
LendingClub Corp. - LCX
159198648.LC.FTS.B, 17.74%, 9/25/24 ... 3,700 3,691
158981937.LC.FTS.B, 16.12%, 9/26/24 ... 3,717 3,714
161888275.LC.FTS.B, 15.24%, 11/14/24 .. 4,274 4,222
162030908.LC.FTS.B, 12.4%, 11/19/24 ... 4,350 4,099
162266279.LC.FTS.B, 11.02%, 11/22/24 .. 7,962 7,820
162318190.LC.FTS.B, 13.08%, 12/13/24 .. 1,590 1,486
163115691.LC.FTS.B, 13.08%, 12/13/24 .. 11,190 10,979
163479653.LC.FTS.B, 20.55%, 12/30/24 .. 3,827 3,833
163615560.LC.FTS.B, 20.55%, 12/30/24 .. 4,964 4,990
163919650.LC.FTS.B, 20.55%, 12/30/24 .. 2,018 2,029
164050345.LC.FTS.B, 13.08%, 12/31/24 .. 9,403 9,173
164510336.LC.FTS.B, 13.08%, 1/15/25 ... 9,487 9,045
164586812.LC.FTS.B, 8.19%, 1/27/25 ... 3,991 3,829
161858763.LC.FTS.B, 14.3%, 1/29/25 ... 1,536 1,268
162966512.LC.FTS.B, 11.02%, 2/12/25 ... 7,398 6,860
166880211.LC.FTS.B, 8.19%, 2/18/25 .... 6,080 5,762
163292439.LC.FTS.B, 8.19%, 2/23/25 ... 5,223 4,893
167466589.LC.FTS.B, 8.19%, 2/27/25 ... 4,000 3,821
166039716.LC.FTS.B, 10.33%, 2/28/25 ... 12,373 12,064
164067189.LC.FTS.B, 13.08%, 2/28/25 ... 12,656 12,299
165441115.LC.FTS.B, 8.81%, 4/05/25 .... 5,781 1,956
168296354.LC.FTS.B, 13.08%, 5/13/25 ... 8,102 7,570
168006688.LC.FTS.B, 8.19%, 11/21/25 ... 10,893 10,101

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
$ 135,504
LendingClub Corp. - LCX PM
173236004.LC.FTS.B, 19.12%, 12/23/23 .. $ 717 722
173241001.LC.FTS.B, 17.3%, 12/29/23 ... 263 265
173362025.LC.FTS.B, 20.74%, 12/29/23 .. 548 553
173391094.LC.FTS.B, 17.3%, 1/05/24 ... 313 313
172997854.LC.FTS.B, 19.12%, 1/08/24 ... 320 320
173417195.LC.FTS.B, 14.71%, 1/09/24 ... 2,018 1,038
173898269.LC.FTS.B, 16.99%, 1/19/24 ... 1,372 1,368
173997873.LC.FTS.B, 17.49%, 1/20/24 ... 1,151 1,147
173912279.LC.FTS.B, 9.99%, 1/21/24 ... 1,232 1,215
174033162.LC.FTS.B, 16.49%, 1/21/24 ... 259 258
173509997.LC.FTS.B, 10.81%, 1/27/24 ... 486 481
174195278.LC.FTS.B, 16.49%, 1/27/24 ... 620 619
174192330.LC.FTS.B, 20.74%, 1/27/24 ... 1,758 1,769
174098270.LC.FTS.B, 6.74%, 2/01/24 ... 2,426 2,396
174115077.LC.FTS.B, 8.49%, 2/01/24 .... 3,721 3,680
174204894.LC.FTS.B, 12.34%, 2/01/24 ... 1,957 1,936
174276782.LC.FTS.B, 17.19%, 2/01/24 ... 137 136
173826580.LC.FTS.B, 16.99%, 4/24/24 ... 2,579 2,350
174033886.LC.FTS.B, 12.49%, 6/05/24 ... 5,711 5,675
170431322.LC.FTS.B, 18.24%, 9/14/25 ... 2,461 2,419
170592201.LC.FTS.B, 14.02%, 9/16/25 ... 9,345 9,075
170055181.LC.FTS.B, 16.08%, 9/16/25 ... 7,193 7,050
170639161.LC.FTS.B, 19.12%, 9/18/25 ... 4,975 4,896
170786159.LC.FTS.B, 14.02%, 9/25/25 ... 11,211 10,726
170163928.LC.FTS.B, 15.4%, 9/25/25 ... 4,792 4,705
170812112.LC.FTS.B, 14.02%, 9/29/25 ... 9,342 9,009
171032242.LC.FTS.B, 19.12%, 10/02/25 .. 7,730 7,556
170941274.LC.FTS.B, 16.08%, 10/05/25 .. 14,914 14,349
171264911.LC.FTS.B, 19.12%, 10/14/25 .. 7,730 7,581
171461721.LC.FTS.B, 16.08%, 10/20/25 .. 5,589 5,463
170983832.LC.FTS.B, 20.74%, 10/20/25 .. 13,916 13,539
171322854.LC.FTS.B, 16.08%, 10/22/25 .. 12,428 12,065
172156822.LC.FTS.B, 14.02%, 11/24/25 .. 5,021 4,675
172665217.LC.FTS.B, 5%, 12/04/25 ..... 7,346 5,139
172752552.LC.FTS.B, 16.08%, 12/10/25 .. 6,382 6,249
173203429.LC.FTS.B, 15.4%, 12/23/25 ... 18,154 17,704
173295643.LC.FTS.B, 19.12%, 12/28/25 .. 6,601 6,511
173301532.LC.FTS.B, 17.3%, 1/06/26 ... 16,685 16,162
173496629.LC.FTS.B, 16.08%, 1/14/26 ... 15,247 14,340
172611713.LC.FTS.B, 19.12%, 1/14/26 ... 9,190 8,990
173772624.LC.FTS.B, 14.44%, 1/15/26 ... 2,694 2,603
173580706.LC.FTS.B, 17.3%, 1/15/26 ... 13,580 10,571
173303101.LC.FTS.B, 19.95%, 1/15/26 ... 8,799 8,608
173821408.LC.FTS.B, 21.49%, 1/19/26 ... 9,064 9,018
173896730.LC.FTS.B, 23.99%, 1/19/26 ... 5,956 6,007
173933933.LC.FTS.B, 13.49%, 1/20/26 ... 10,663 10,166
173875674.LC.FTS.B, 14.74%, 1/20/26 ... 19,467 18,233
173270899.LC.FTS.B, 15.4%, 1/20/26 ... 22,182 21,260
173854798.LC.FTS.B, 21.49%, 1/20/26 ... 5,853 5,796
173871807.LC.FTS.B, 21.99%, 1/20/26 ... 7,073 7,118
174045948.LC.FTS.B, 17.44%, 1/22/26 ... 10,583 10,427
174087634.LC.FTS.B, 23.99%, 1/22/26 ... 8,934 9,024
172757520.LC.FTS.B, 19.12%, 1/24/26 ... 7,183 918
173785381.LC.FTS.B, 16.74%, 1/25/26 ... 8,916 8,774
173956639.LC.FTS.B, 18.19%, 1/25/26 ... 3,733 3,651
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
173841383.LC.FTS.B, 21.49%, 1/25/26 ... $ 17,621 $ 17,515
173813936.LC.FTS.B, 19.74%, 1/27/26 ... 13,700 13,623
173737758.LC.FTS.B, 9.59%, 1/28/26 ... 11,906 1,479
174278232.LC.FTS.B, 23.99%, 2/01/26 ... 20,105 2,296
170877107.LC.FTS.B, 5%, 9/29/33 ...... 4,650 1,900
171444548.LC.FTS.B, 10.81%, 10/22/33 .. 5,767 542
171357136.LC.FTS.B, 9.02%, 10/31/33 ... 334 332
171666793.LC.FTS.B, 18.24%, 11/01/33 .. 293 291
171032133.LC.FTS.B, 10.81%, 11/14/33 .. 129 22
170963456.LC.FTS.B, 19.95%, 11/14/33 .. 1,489 329
171974686.LC.FTS.B, 10.81%, 11/17/33 .. 226 226
170309569.LC.FTS.B, 19.12%, 11/17/33 .. 650 25
172080082.LC.FTS.B, 9.02%, 11/18/33 ... 789 788
172294502.LC.FTS.B, 8.46%, 11/24/33 ... 313 312
386,298
Prosper Funding LLC
1491946.PS.FTS.B, 15.49%, 12/22/23 ... 610 15
1602993.PS.FTS.B, 8.7%, 7/23/24 ...... 14,158 –
1609512.PS.FTS.B, 16%, 8/05/24 ....... 2,945 2,903
1603345.PS.FTS.B, 12.8%, 8/06/24 ..... 621 612
1603741.PS.FTS.B, 16.6%, 8/06/24 ..... 2,468 2,434
1603033.PS.FTS.B, 24.6%, 8/07/24 ..... 3,194 2,104
1611408.PS.FTS.B, 15.4%, 8/09/24 ..... 3,253 3,212
1611363.PS.FTS.B, 18.24%, 8/09/24 .... 4,011 3,960
1602197.PS.FTS.B, 18.41%, 8/14/24 .... 1,614 1,594
1610577.PS.FTS.B, 19.8%, 8/21/24 ..... 2,259 2,243
1608881.PS.FTS.B, 14.7%, 8/23/24 ..... 969 962
1609535.PS.FTS.B, 26.21%, 8/24/24 .... 3,596 3,625
1610579.PS.FTS.B, 15%, 8/25/24 ....... 1,620 1,609
1620627.PS.FTS.B, 16.9%, 8/25/24 ..... 3,648 3,613
1622424.PS.FTS.B, 16.1%, 8/27/24 ..... 1,432 1,423
1634217.PS.FTS.B, 24.51%, 9/21/24 .... 4,347 3,861
1623656.PS.FTS.B, 25.71%, 9/21/24 .... 3,891 3,925
1628356.PS.FTS.B, 11.6%, 9/22/24 ..... 857 845
1635063.PS.FTS.B, 14.56%, 9/22/24 .... 4,023 3,957
1624643.PS.FTS.B, 15.12%, 9/22/24 .... 1,268 1,255
1635060.PS.FTS.B, 16.64%, 9/22/24 .... 5,390 5,335
1624631.PS.FTS.B, 17.8%, 9/22/24 ..... 8,729 1,208
1624646.PS.FTS.B, 18.4%, 9/22/24 ..... 1,095 1,098
1624622.PS.FTS.B, 18.41%, 9/22/24 .... 5,764 5,704
1628338.PS.FTS.B, 18.41%, 9/22/24 .... 3,599 3,562
1635348.PS.FTS.B, 26.3%, 9/22/24 ..... 782 789
1635768.PS.FTS.B, 14.89%, 9/23/24 .... 3,403 3,369
1629058.PS.FTS.B, 15.7%, 9/23/24 ..... 891 882
1636260.PS.FTS.B, 12.76%, 9/24/24 .... 693 684
1636335.PS.FTS.B, 13%, 9/24/24 ....... 5,211 5,139
1636458.PS.FTS.B, 13.8%, 9/24/24 ..... 1,575 1,553
1636308.PS.FTS.B, 14.56%, 9/24/24 .... 1,058 1,043
1626602.PS.FTS.B, 16.1%, 9/24/24 ..... 1,440 1,425
1625990.PS.FTS.B, 16.28%, 9/24/24 .... 12,535 12,417
1629244.PS.FTS.B, 17.96%, 9/24/24 .... 3,528 3,494
1636947.PS.FTS.B, 20.34%, 9/24/24 .... 743 745
1630390.PS.FTS.B, 11.6%, 9/27/24 ..... 3,723 3,674
1630750.PS.FTS.B, 11.7%, 9/27/24 ..... 4,303 4,246
1637526.PS.FTS.B, 12.3%, 9/27/24 ..... 5,622 5,547
1626884.PS.FTS.B, 15%, 9/27/24 ....... 3,071 3,046
1637235.PS.FTS.B, 15.1%, 9/27/24 ..... 1,921 1,905

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1630384.PS.FTS.B, 16%, 9/27/24 ....... $ 3,867 $ 3,835
1630447.PS.FTS.B, 16%, 9/27/24 ....... 1,549 1,536
1637214.PS.FTS.B, 16.39%, 9/27/24 .... 3,058 426
1630396.PS.FTS.B, 16.43%, 9/27/24 .... 7,425 7,363
1630414.PS.FTS.B, 16.43%, 9/27/24 .... 778 771
1630936.PS.FTS.B, 12%, 9/28/24 ....... 3,139 3,098
1631188.PS.FTS.B, 13.36%, 9/28/24 .... 3,972 3,921
1630918.PS.FTS.B, 13.8%, 9/28/24 ..... 3,039 2,999
1627706.PS.FTS.B, 15.1%, 9/28/24 ..... 768 762
1627796.PS.FTS.B, 15.4%, 9/28/24 ..... 3,852 3,822
1628048.PS.FTS.B, 15.4%, 9/28/24 ..... 2,506 2,484
1630837.PS.FTS.B, 15.4%, 9/28/24 ..... 2,383 120
1638096.PS.FTS.B, 16.1%, 9/28/24 ..... 213 212
1627961.PS.FTS.B, 19.3%, 9/28/24 ..... 797 801
1631467.PS.FTS.B, 20.46%, 9/28/24 .... 4,454 4,462
1638306.PS.FTS.B, 21.56%, 9/28/24 .... 2,246 2,252
1627514.PS.FTS.B, 13.5%, 10/02/24 .... 3,849 3,782
1625708.PS.FTS.B, 17.8%, 10/10/24 .... 4,804 4,796
1638078.PS.FTS.B, 18.11%, 10/11/24 .... 6,622 –
1630822.PS.FTS.B, 13.86%, 10/16/24 ... 6,189 6,108
1639245.PS.FTS.B, 11.6%, 10/21/24 .... 2,763 –
1648597.PS.FTS.B, 15.5%, 10/27/24 .... 4,173 4,118
1648606.PS.FTS.B, 18.11%, 10/27/24 .... 1,274 1,260
1649488.PS.FTS.B, 11.7%, 10/28/24 .... 4,422 4,355
1646303.PS.FTS.B, 11.89%, 10/28/24 .... 6,040 5,949
1649524.PS.FTS.B, 14.39%, 10/28/24 ... 823 815
1649797.PS.FTS.B, 17.05%, 10/28/24 ... 5,700 5,626
1656462.PS.FTS.B, 27.62%, 10/28/24 ... 6,871 6,950
1647104.PS.FTS.B, 10.8%, 10/29/24 .... 1,992 1,963
1647374.PS.FTS.B, 13.13%, 10/29/24 ... 3,450 197
1650016.PS.FTS.B, 13.5%, 10/29/24 .... 8,166 8,087
1656681.PS.FTS.B, 17%, 10/29/24 ...... 916 915
1650046.PS.FTS.B, 19.41%, 10/29/24 ... 9,728 9,764
1648730.PS.FTS.B, 17%, 11/02/24 ...... 5,043 4,985
1651379.PS.FTS.B, 10.8%, 11/05/24 .... 6,377 6,234
1661403.PS.FTS.B, 14.11%, 11/05/24 .... 10,253 10,022
1635077.PS.FTS.B, 20.57%, 11/05/24 .... 6,718 6,654
1653476.PS.FTS.B, 10.8%, 11/09/24 .... 1,227 1,198
1652624.PS.FTS.B, 12.3%, 11/09/24 .... 1,615 1,581
1653332.PS.FTS.B, 12.79%, 11/09/24 .... 8,110 7,930
1659052.PS.FTS.B, 15.29%, 11/09/24 .... 1,657 1,625
1659220.PS.FTS.B, 16.6%, 11/09/24 .... 4,203 4,155
1659274.PS.FTS.B, 19.5%, 11/09/24 .... 6,005 5,957
1665651.PS.FTS.B, 19.6%, 11/09/24 .... 6,883 4,286
1654961.PS.FTS.B, 11.88%, 11/12/24 .... 6,035 5,909
1654955.PS.FTS.B, 15.5%, 11/12/24 .... 4,017 3,944
1654004.PS.FTS.B, 15.29%, 11/16/24 .... 2,078 2,033
1486265.PS.FTS.B, 19.99%, 11/16/24 .... 4,531 4,507
1658144.PS.FTS.B, 14.49%, 11/17/24 .... 12,221 12,056
1650442.PS.FTS.B, 16.57%, 11/23/24 .... 4,000 3,960
1503354.PS.FTS.B, 20.74%, 11/24/24 .... 2,602 370
1660819.PS.FTS.B, 17%, 11/26/24 ...... 1,273 1,261
1651990.PS.FTS.B, 18.41%, 12/01/24 ... 10,672 10,410
1680283.PS.FTS.B, 11.07%, 12/16/24 .... 1,928 1,886
1674119.PS.FTS.B, 11.6%, 12/16/24 ..... 4,304 4,210
1674128.PS.FTS.B, 12.3%, 12/16/24 .... 1,080 1,057
1687134.PS.FTS.B, 12.6%, 12/16/24 .... 3,038 2,981
1687119.PS.FTS.B, 13.5%, 12/16/24 .... 6,558 6,435
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1680238.PS.FTS.B, 13.81%, 12/16/24 ... $ 10,958 $ 10,718
1673705.PS.FTS.B, 16%, 12/16/24 ...... 4,804 4,077
1686747.PS.FTS.B, 16.5%, 12/16/24 .... 1,634 1,617
1680268.PS.FTS.B, 19.6%, 12/16/24 .... 7,518 1,866
1680457.PS.FTS.B, 13.1%, 12/17/24 .... 7,054 5,988
1689480.PS.FTS.B, 13.7%, 12/21/24 .... 3,071 3,011
1689501.PS.FTS.B, 15.9%, 12/21/24 .... 4,458 4,382
1676387.PS.FTS.B, 16.2%, 12/21/24 .... 4,469 4,452
1674137.PS.FTS.B, 18.2%, 12/21/24 .... 915 906
1689882.PS.FTS.B, 15.29%, 12/22/24 ... 2,440 2,399
1683121.PS.FTS.B, 16.8%, 12/22/24 .... 12,026 10,253
1689870.PS.FTS.B, 18.09%, 12/22/24 ... 2,758 2,740
1683241.PS.FTS.B, 22.6%, 12/22/24 .... 2,003 1,761
1678466.PS.FTS.B, 11.4%, 12/24/24 .... 4,576 –
1690275.PS.FTS.B, 21.5%, 12/25/24 .... 4,208 4,179
1686151.PS.FTS.B, 14.6%, 12/29/24 .... 940 927
1675928.PS.FTS.B, 10.97%, 12/30/24 ... 4,298 4,201
1679818.PS.FTS.B, 17.8%, 12/30/24 .... 7,842 7,888
1686726.PS.FTS.B, 18.41%, 12/30/24 ... 12,213 12,151
1693752.PS.FTS.B, 23.9%, 12/30/24 .... 2,615 2,631
1676435.PS.FTS.B, 16.93%, 12/31/24 ... 6,405 3,810
1683092.PS.FTS.B, 24.4%, 1/04/25 ..... 2,525 2,505
1694922.PS.FTS.B, 24.11%, 1/06/25 .... 1,515 1,496
1684433.PS.FTS.B, 24.4%, 1/06/25 ..... 2,418 2,399
1697064.PS.FTS.B, 24.4%, 1/06/25 ..... 1,009 1,002
1687799.PS.FTS.B, 13.41%, 1/12/25 .... 7,602 7,528
1694614.PS.FTS.B, 11.4%, 1/13/25 ..... 1,832 1,787
1688987.PS.FTS.B, 12%, 1/13/25 ....... 4,898 620
1694584.PS.FTS.B, 12.2%, 1/13/25 ..... 9,218 8,992
1701780.PS.FTS.B, 12.3%, 1/13/25 ..... 7,462 4,300
1688570.PS.FTS.B, 13.87%, 1/13/25 .... 2,802 2,740
1688558.PS.FTS.B, 16.43%, 1/13/25 .... 1,429 1,397
1701342.PS.FTS.B, 17.7%, 1/13/25 ..... 12,019 11,900
1694587.PS.FTS.B, 19.6%, 1/13/25 ..... 4,876 4,827
1701807.PS.FTS.B, 24.09%, 1/13/25 .... 1,281 –
1689359.PS.FTS.B, 12.3%, 1/14/25 ..... 2,341 2,279
1689344.PS.FTS.B, 13.9%, 1/14/25 ..... 4,671 4,569
1702149.PS.FTS.B, 15%, 1/14/25 ....... 4,710 4,608
1695340.PS.FTS.B, 15.7%, 1/14/25 ..... 4,736 4,632
1689368.PS.FTS.B, 16.2%, 1/14/25 ..... 2,232 2,208
1695364.PS.FTS.B, 16.8%, 1/14/25 ..... 2,432 2,373
1695355.PS.FTS.B, 18.4%, 1/14/25 ..... 2,416 2,393
1695982.PS.FTS.B, 25.4%, 1/14/25 ..... 3,832 3,811
1690361.PS.FTS.B, 18.5%, 1/18/25 ..... 1,935 1,920
1696480.PS.FTS.B, 18.8%, 1/18/25 ..... 2,424 2,406
1697491.PS.FTS.B, 16.7%, 1/19/25 ..... 2,403 2,378
1704390.PS.FTS.B, 17.8%, 1/19/25 ..... 962 956
1692221.PS.FTS.B, 23%, 1/19/25 ....... 3,462 3,465
1676915.PS.FTS.B, 12.3%, 1/20/25 ..... 4,886 4,089
1699183.PS.FTS.B, 13.05%, 1/20/25 .... 16,240 15,923
1700809.PS.FTS.B, 22.6%, 1/24/25 ..... 2,492 2,503
1696034.PS.FTS.B, 13.5%, 1/25/25 ..... 964 947
1709424.PS.FTS.B, 23.4%, 1/26/25 ..... 1,052 1,055
1684772.PS.FTS.B, 24.4%, 1/29/25 ..... 2,757 2,733
1702809.PS.FTS.B, 14.89%, 1/31/25 .... 12,380 12,092
1706926.PS.FTS.B, 19.8%, 2/01/25 ..... 3,098 3,041
1695688.PS.FTS.B, 13.96%, 2/07/25 .... 3,254 3,163
1706807.PS.FTS.B, 17.8%, 2/11/25 ..... 2,037 2,010

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1715170.PS.FTS.B, 10.8%, 2/15/25 ..... $ 1,452 $ 1,414
1708031.PS.FTS.B, 12.9%, 2/15/25 ..... 3,785 3,686
1708067.PS.FTS.B, 13%, 2/15/25 ....... 4,919 4,791
1715161.PS.FTS.B, 14.11%, 2/15/25 .... 1,033 1,011
1708871.PS.FTS.B, 14.49%, 2/15/25 .... 4,973 4,855
1721421.PS.FTS.B, 16.3%, 2/15/25 ..... 9,404 9,267
1715173.PS.FTS.B, 16.6%, 2/15/25 ..... 1,991 1,943
1721052.PS.FTS.B, 16.8%, 2/15/25 ..... 2,154 87
1708904.PS.FTS.B, 23.4%, 2/15/25 ..... 2,646 2,638
1708478.PS.FTS.B, 24.34%, 2/15/25 .... 2,528 2,516
1708040.PS.FTS.B, 26.46%, 2/15/25 .... 2,160 2,153
1716160.PS.FTS.B, 11.55%, 2/16/25 .... 4,866 4,741
1715854.PS.FTS.B, 13.2%, 2/16/25 ..... 3,293 3,216
1716088.PS.FTS.B, 17.8%, 2/16/25 ..... 2,546 2,519
1715845.PS.FTS.B, 19.83%, 2/16/25 .... 6,982 269
1723593.PS.FTS.B, 22.6%, 2/18/25 ..... 7,895 7,885
1722492.PS.FTS.B, 16.64%, 2/20/25 .... 4,802 4,689
1709597.PS.FTS.B, 18.5%, 2/20/25 ..... 3,083 3,039
1708070.PS.FTS.B, 14.2%, 2/21/25 ..... 5,001 4,869
1724148.PS.FTS.B, 12.3%, 2/22/25 ..... 4,421 4,306
1718062.PS.FTS.B, 20.4%, 2/22/25 ..... 1,037 1,029
1713806.PS.FTS.B, 10.07%, 2/23/25 .... 19,250 18,852
1713725.PS.FTS.B, 13.9%, 2/23/25 ..... 4,430 4,338
1721427.PS.FTS.B, 17.96%, 2/24/25 .... 9,035 8,796
1652873.PS.FTS.B, 19.6%, 2/25/25 ..... 6,277 4,300
1712954.PS.FTS.B, 12.4%, 2/26/25 ..... 1,962 1,911
1715152.PS.FTS.B, 21%, 2/28/25 ....... 5,582 5,548
1708484.PS.FTS.B, 22.6%, 2/28/25 ..... 2,265 2,251
1710380.PS.FTS.B, 23.59%, 2/28/25 .... 1,548 1,569
1730775.PS.FTS.B, 16.3%, 3/03/25 ..... 1,052 1,031
1708448.PS.FTS.B, 15.86%, 3/14/25 .... 10,061 5,719
1724859.PS.FTS.B, 11.4%, 6/18/25 ..... 5,162 3,429
1686607.PS.FTS.B, 26.09%, 6/30/25 .... 1,944 1,317
1683602.PS.FTS.B, 23.4%, 7/05/25 ..... 1,368 1,343
1642194.PS.FTS.B, 19.5%, 8/17/25 ..... 11,930 433
1626683.PS.FTS.B, 15.4%, 9/26/25 ..... 3,557 176
1655328.PS.FTS.B, 15.4%, 9/27/25 ..... 1,992 1,891
1638183.PS.FTS.B, 17.71%, 9/27/25 .... 7,556 7,293
1681405.PS.FTS.B, 16.9%, 10/12/25 .... 8,943 5,258
1685272.PS.FTS.B, 16.7%, 11/28/25 .... 13,480 6,956
1692336.PS.FTS.B, 21.8%, 11/28/25 .... 6,069 3,801
1716226.PS.FTS.B, 13.9%, 11/30/25 .... 5,311 3,002
1489833.PS.FTS.B, 16.99%, 11/30/25 .... 5,369 5,350
1705071.PS.FTS.B, 18.7%, 12/01/25 .... 3,731 927
1689362.PS.FTS.B, 13.77%, 12/14/25 ... 29,999 3,894
1485878.PS.FTS.B, 11.99%, 12/17/25 .... 8,111 8,030
1708055.PS.FTS.B, 20.25%, 1/15/26 .... 17,968 17,174
1709591.PS.FTS.B, 22.6%, 1/16/26 ..... 10,727 5,987
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 5,165 5,046
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... 1,435 1,465
1600460.PS.FTS.B, 15.2%, 8/06/26 ..... 9,853 9,573
1603750.PS.FTS.B, 15.9%, 8/06/26 ..... 5,287 5,124
1600466.PS.FTS.B, 18.73%, 8/06/26 .... 10,149 9,834
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 6,868 6,804
1604551.PS.FTS.B, 13.74%, 8/09/26 .... 14,679 14,258
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 6,494 6,293
1611387.PS.FTS.B, 19.33%, 8/09/26 .... 6,119 6,073
1611390.PS.FTS.B, 22.8%, 8/09/26 ..... 1,397 1,426
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1611810.PS.FTS.B, 13%, 8/10/26 ....... $ 1,611 $ 1,562
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 10,482 10,161
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 10,216 10,145
1602347.PS.FTS.B, 20.3%, 8/10/26 ..... 1,370 1,361
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 4,124 4,094
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 4,573 4,538
1606183.PS.FTS.B, 12.6%, 8/11/26 ..... 9,630 9,338
1606945.PS.FTS.B, 12.5%, 8/12/26 ..... 4,957 609
1607296.PS.FTS.B, 13.3%, 8/12/26 ..... 3,997 3,877
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 7,248 7,205
1612131.PS.FTS.B, 19.48%, 8/15/26 .... 5,119 5,084
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 22,450 21,837
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 7,132 6,927
1604576.PS.FTS.B, 18.3%, 8/19/26 ..... 6,775 6,740
1611805.PS.FTS.B, 16.18%, 8/20/26 .... 19,541 19,033
1602449.PS.FTS.B, 25%, 8/21/26 ....... 1,431 1,461
1619901.PS.FTS.B, 13.5%, 8/24/26 ..... 7,766 7,562
1620930.PS.FTS.B, 15.8%, 8/25/26 ..... 6,535 6,390
1615105.PS.FTS.B, 12.7%, 8/26/26 ..... 12,209 11,894
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 2,647 2,579
1612100.PS.FTS.B, 16.3%, 8/27/26 ..... 6,785 6,624
1615246.PS.FTS.B, 16.64%, 8/27/26 .... 8,164 7,971
1615636.PS.FTS.B, 12.5%, 8/30/26 ..... 9,875 9,718
1612853.PS.FTS.B, 13%, 8/30/26 ....... 26,399 26,039
1611798.PS.FTS.B, 25.74%, 9/01/26 .... 7,446 7,547
1617610.PS.FTS.B, 15.29%, 9/11/26 .... 9,176 –
1622321.PS.FTS.B, 19.23%, 9/17/26 .... 2,082 2,076
1634619.PS.FTS.B, 19%, 9/21/26 ....... 6,926 6,923
1624628.PS.FTS.B, 12.9%, 9/22/26 ..... 16,477 16,017
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 4,570 4,443
1625246.PS.FTS.B, 12.5%, 9/23/26 ..... 6,240 6,067
1630114.PS.FTS.B, 11.7%, 9/24/26 ...... 5,871 5,710
1630111.PS.FTS.B, 13.03%, 9/24/26 ..... 11,393 2,483
1629628.PS.FTS.B, 14.31%, 9/24/26 .... 8,004 7,812
1637199.PS.FTS.B, 12.4%, 9/27/26 ..... 10,750 10,462
1626860.PS.FTS.B, 15%, 9/27/26 ....... 4,460 4,357
1631629.PS.FTS.B, 11.7%, 9/28/26 ..... 2,490 2,430
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 9,976 9,711
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 4,403 4,286
1628072.PS.FTS.B, 14.53%, 9/28/26 .... 13,740 13,374
1627559.PS.FTS.B, 14.89%, 9/28/26 .... 11,654 11,390
1638453.PS.FTS.B, 16.1%, 9/28/26 ..... 10,382 10,144
1639041.PS.FTS.B, 11.7%, 9/29/26 ..... 10,019 9,756
1469063.PS.FTS.B, 19.24%, 10/12/26 ... 8,066 7,886
1646769.PS.FTS.B, 11.79%, 10/13/26 .... 6,757 6,563
1626833.PS.FTS.B, 14.7%, 10/25/26 .... 10,413 10,130
1648282.PS.FTS.B, 14%, 10/26/26 ...... 10,212 9,956
1648288.PS.FTS.B, 14.96%, 10/26/26 ... 8,576 8,360
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 6,092 5,923
1645646.PS.FTS.B, 10.8%, 10/27/26 .... 10,179 9,896
1648582.PS.FTS.B, 10.9%, 10/27/26 .... 6,792 6,603
1645232.PS.FTS.B, 11.2%, 10/27/26 .... 7,875 7,658
1645649.PS.FTS.B, 12.7%, 10/27/26 .... 4,928 1,076
1655325.PS.FTS.B, 13.08%, 10/27/26 ... 14,029 13,637
1648945.PS.FTS.B, 14.29%, 10/27/26 ... 24,451 23,790
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 10,472 10,213
1648621.PS.FTS.B, 15.29%, 10/27/26 ... 22,557 21,982
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 10,434 10,147

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1649809.PS.FTS.B, 11.1%, 10/28/26 .... $ 4,521 $ 1,938
1646066.PS.FTS.B, 16.18%, 10/28/26 ... 10,615 10,354
1645916.PS.FTS.B, 16.3%, 10/28/26 .... 1,816 1,800
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 9,162 9,429
1650307.PS.FTS.B, 10.08%, 10/29/26 ... 8,770 8,530
1647161.PS.FTS.B, 10.5%, 10/29/26 .... 4,738 4,609
1657278.PS.FTS.B, 10.5%, 10/29/26 .... 5,315 5,170
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 2,723 2,649
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 10,551 10,262
1650547.PS.FTS.B, 13.7%, 10/29/26 .... 8,151 7,953
1650847.PS.FTS.B, 13.93%, 10/29/26 ... 5,565 5,412
1647071.PS.FTS.B, 14.38%, 10/29/26 ... 14,027 13,520
1650865.PS.FTS.B, 15.18%, 10/29/26 ... 7,023 6,830
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 5,244 5,085
1649791.PS.FTS.B, 15.1%, 10/31/26 .... 17,563 17,055
1655343.PS.FTS.B, 16.65%, 10/31/26 ... 9,477 9,446
1648990.PS.FTS.B, 18.33%, 10/31/26 ... 12,249 12,163
1649806.PS.FTS.B, 12.33%, 11/01/26 .... 11,784 11,810
1648793.PS.FTS.B, 26.43%, 11/02/26 .... 7,580 7,658
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 7,698 7,501
1661388.PS.FTS.B, 11.55%, 11/05/26 .... 2,730 2,637
1650968.PS.FTS.B, 16.33%, 11/05/26 .... 12,743 12,306
1654723.PS.FTS.B, 18.6%, 11/05/26 .... 6,117 6,033
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 13,533 13,086
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 10,485 10,138
1652300.PS.FTS.B, 21.18%, 11/08/26 .... 10,479 10,338
1666515.PS.FTS.B, 11.2%, 11/09/26 ..... 16,702 8,463
1665864.PS.FTS.B, 11.97%, 11/09/26 .... 5,820 5,628
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 8,037 7,773
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 10,489 10,142
1658842.PS.FTS.B, 17%, 11/09/26 ...... 8,893 8,791
1659079.PS.FTS.B, 19%, 11/09/26 ...... 4,330 4,279
1665660.PS.FTS.B, 27.4%, 11/09/26 .... 5,854 –
1667148.PS.FTS.B, 11.6%, 11/10/26 ..... 6,817 –
1651394.PS.FTS.B, 15.29%, 11/10/26 .... 14,687 3,293
1654735.PS.FTS.B, 18.25%, 11/10/26 .... 18,022 17,706
1660333.PS.FTS.B, 21.18%, 11/10/26 .... 2,928 2,893
1654187.PS.FTS.B, 22.5%, 11/10/26 .... 11,519 2,998
1667997.PS.FTS.B, 11.79%, 11/12/26 .... 6,153 5,955
1655114.PS.FTS.B, 12.32%, 11/12/26 .... 8,756 472
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 9,333 9,237
1667178.PS.FTS.B, 13.3%, 11/15/26 .... 6,940 6,701
1661914.PS.FTS.B, 13.5%, 11/15/26 .... 17,324 16,794
1661875.PS.FTS.B, 18.33%, 11/15/26 .... 10,775 10,680
1661797.PS.FTS.B, 21%, 11/15/26 ...... 1,479 1,502
1657538.PS.FTS.B, 21.3%, 11/16/26 .... 1,492 1,516
1658339.PS.FTS.B, 16%, 11/17/26 ...... 5,297 5,258
1653086.PS.FTS.B, 18.2%, 11/19/26 .... 9,250 7,808
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 2,862 2,817
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 8,367 8,096
1687128.PS.FTS.B, 12.3%, 12/16/26 .... 7,019 6,791
1680286.PS.FTS.B, 12.5%, 12/16/26 .... 7,029 6,801
1687125.PS.FTS.B, 13.4%, 12/16/26 .... 7,077 6,847
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 17,817 17,237
1680235.PS.FTS.B, 14.41%, 12/16/26 ... 24,918 24,106
1674101.PS.FTS.B, 14.53%, 12/16/26 ... 12,725 12,310
1687113.PS.FTS.B, 15.18%, 12/16/26 .... 11,830 11,448
1679824.PS.FTS.B, 18.2%, 12/16/26 .... 7,187 7,101
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1680301.PS.FTS.B, 18.5%, 12/16/26 .... $ 3,669 $ 3,628
1673699.PS.FTS.B, 26.43%, 12/16/26 ... 12,322 207
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 15,920 15,419
1681006.PS.FTS.B, 15.29%, 12/20/26 ... 16,503 15,993
1676534.PS.FTS.B, 6%, 12/21/26 ....... 10,492 10,179
1682455.PS.FTS.B, 11.43%, 12/21/26 .... 20,917 20,262
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 10,657 10,322
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 14,279 13,843
1689054.PS.FTS.B, 14.89%, 12/21/26 ... 10,732 10,401
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 22,860 22,145
1674110.PS.FTS.B, 14.7%, 12/22/26 .... 25,103 24,240
1677269.PS.FTS.B, 25.9%, 12/22/26 .... 4,617 4,679
1690638.PS.FTS.B, 11.1%, 12/23/26 .... 6,607 6,403
1688076.PS.FTS.B, 16.4%, 12/24/26 .... 10,195 9,875
1680116.PS.FTS.B, 14%, 12/29/26 ...... 19,595 19,051
1690116.PS.FTS.B, 23.11%, 12/31/26 .... 11,615 11,725
1686735.PS.FTS.B, 25.27%, 12/31/26 ... 11,912 11,915
1694608.PS.FTS.B, 10.62%, 1/13/27 .... 6,843 6,611
1701387.PS.FTS.B, 11.1%, 1/13/27 ..... 5,683 5,490
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 15,545 15,015
1695022.PS.FTS.B, 11.7%, 1/13/27 ..... 10,582 10,222
1688996.PS.FTS.B, 11.79%, 1/13/27 .... 17,494 16,897
1694605.PS.FTS.B, 15.2%, 1/13/27 ..... 1,536 1,482
1688990.PS.FTS.B, 17.82%, 1/13/27 .... 22,328 21,535
1694623.PS.FTS.B, 18.5%, 1/13/27 ..... 5,233 5,150
1701375.PS.FTS.B, 21.69%, 1/13/27 .... 7,624 7,703
1694593.PS.FTS.B, 23.4%, 1/13/27 ..... 7,801 1,124
1701396.PS.FTS.B, 27.4%, 1/13/27 ..... 3,983 3,998
1702062.PS.FTS.B, 11.79%, 1/14/27 .... 6,044 5,842
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 4,318 4,171
1695343.PS.FTS.B, 12.9%, 1/14/27 ..... 3,887 3,755
1702287.PS.FTS.B, 15.29%, 1/14/27 .... 7,318 7,063
1689365.PS.FTS.B, 15.8%, 1/14/27 ..... 14,687 14,174
1702137.PS.FTS.B, 16.2%, 1/14/27 ..... 4,786 4,619
1702161.PS.FTS.B, 18.13%, 1/14/27 .... 2,983 2,878
1689329.PS.FTS.B, 18.4%, 1/14/27 ..... 7,321 7,209
1674146.PS.FTS.B, 18.78%, 1/14/27 .... 7,641 7,471
1689347.PS.FTS.B, 19%, 1/14/27 ....... 6,112 3,541
1695361.PS.FTS.B, 26.13%, 1/14/27 .... 11,739 11,853
1688534.PS.FTS.B, 12.9%, 1/16/27 ..... 18,016 17,384
1703139.PS.FTS.B, 25.9%, 1/18/27 ..... 1,571 1,582
1704984.PS.FTS.B, 10.29%, 1/19/27 .... 9,181 8,881
1692188.PS.FTS.B, 11.2%, 1/19/27 ..... 17,668 17,089
1691687.PS.FTS.B, 12.7%, 1/19/27 ..... 21,562 20,853
1675340.PS.FTS.B, 16%, 1/19/27 ....... 10,084 9,926
1692281.PS.FTS.B, 16.5%, 1/19/27 ..... 26,327 25,397
1704129.PS.FTS.B, 21.18%, 1/19/27 .... 7,559 7,454
1692593.PS.FTS.B, 10.5%, 1/20/27 ..... 14,147 13,687
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... 10,970 10,611
1695031.PS.FTS.B, 15.5%, 1/27/27 ..... 7,527 7,246
1695725.PS.FTS.B, 16.1%, 1/30/27 ..... 7,329 7,310
1708451.PS.FTS.B, 10.26%, 2/15/27 .... 6,135 5,950
1721439.PS.FTS.B, 12%, 2/15/27 ....... 2,190 2,114
1721037.PS.FTS.B, 12.24%, 2/15/27 .... 8,868 1,150
1715149.PS.FTS.B, 12.62%, 2/15/27 .... 18,323 17,687
1708763.PS.FTS.B, 15.62%, 2/15/27 .... 17,193 16,567
1715143.PS.FTS.B, 16.33%, 2/15/27 .... 15,069 14,490
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 15,205 14,929

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... $ 14,871 $ 14,540
1708466.PS.FTS.B, 18.6%, 2/15/27 ..... 4,950 4,860
1708103.PS.FTS.B, 18.78%, 2/15/27 .... 1,675 1,637
1721007.PS.FTS.B, 22%, 2/15/27 ....... 9,322 9,388
1715353.PS.FTS.B, 25.9%, 2/15/27 ..... 1,587 1,597
1709507.PS.FTS.B, 13.5%, 2/16/27 ..... 5,898 5,687
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 7,936 7,988
1722801.PS.FTS.B, 23.31%, 2/17/27 .... 3,585 3,596
1708907.PS.FTS.B, 18.13%, 2/20/27 .... 11,837 9,669
1718479.PS.FTS.B, 11.1%, 2/22/27 ..... 6,544 6,322
1724556.PS.FTS.B, 17.38%, 2/22/27 .... 4,862 4,790
1611804.PS.FTS.B, 18%, 2/22/27 ....... 17,371 17,208
1719415.PS.FTS.B, 10.8%, 2/23/27 ..... 8,613 8,331
1719667.PS.FTS.B, 12.5%, 2/23/27 ..... 10,985 10,623
1722171.PS.FTS.B, 18.78%, 2/28/27 .... 5,871 5,722
1739157.PS.FTS.B, 11.5%, 3/18/27 ..... 29,754 28,692
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 8,734 8,540
1749429.PS.FTS.B, 25.9%, 4/01/27 ..... 4,925 4,921
1613553.PS.FTS.B, 19.78%, 6/15/27 .... 9,986 83
1647098.PS.FTS.B, 11.55%, 8/01/27 .... 23,136 11,551
1637205.PS.FTS.B, 11.7%, 8/27/27 ..... 8,268 1,038
1631731.PS.FTS.B, 16.8%, 8/28/27 ..... 13,125 690
1654196.PS.FTS.B, 11.6%, 9/03/27 ..... 14,126 13,631
1687137.PS.FTS.B, 28.08%, 9/23/27 .... 13,640 5,512
1686133.PS.FTS.B, 10.44%, 11/22/27 .... 9,805 7,875
1478692.PS.FTS.B, 18.99%, 11/24/33 .... 1,293 –
2,554,211
Upgrade, Inc.
23712149.UG.FTS.B, 29.69%, 11/06/24 .. 8,821 9,294
24548048.UG.FTS.B, 28.99%, 11/20/24 .. 18,161 19,268
24415650.UG.FTS.B, 26.77%, 11/22/24 .. 5,315 5,576
24697398.UG.FTS.B, 26.77%, 11/25/24 .. 7,131 620
24468287.UG.FTS.B, 29.69%, 11/26/24 .. 17,864 14,558
24606347.UG.FTS.B, 30.17%, 12/03/24 .. 10,076 10,544
24618663.UG.FTS.B, 29.69%, 12/21/24 .. 10,051 10,676
25533971.UG.FTS.B, 29.69%, 12/26/24 .. 4,392 4,660
25721348.UG.FTS.B, 28.99%, 1/06/25 ... 11,162 10,017
25684301.UG.FTS.B, 29.69%, 1/06/25 ... 3,739 3,816
25595802.UG.FTS.B, 28.99%, 1/22/25 ... 11,373 11,751
24508053.UG.FTS.B, 22.34%, 11/20/27 .. 89 89
25513053.UG.FTS.B, 24.29%, 12/24/27 .. 920 70
25111074.UG.FTS.B, 25.26%, 8/26/28 ... 13 13
100,952
Upgrade, Inc. - Card
991578462.UG.FTS.B, 28.98%, 11/17/23 . 10 10
991784966.UG.FTS.B, 29.49%, 12/06/23 . 8 8
991622139.UG.FTS.B, 28.48%, 1/18/24 .. 109 109
991536585.UG.FTS.B, 29.49%, 1/18/24 .. 35 35
991546337.UG.FTS.B, 29.49%, 1/18/24 .. 28 28
991629208.UG.FTS.B, 29.49%, 1/18/24 .. 29 30
991727329.UG.FTS.B, 29.49%, 1/18/24 .. 54 54
991769780.UG.FTS.B, 29.49%, 1/18/24 .. 24 24
991546995.UG.FTS.B, 19.99%, 1/19/24 .. 13 13
991546826.UG.FTS.B, 28.48%, 1/19/24 .. 16 17
991765474.UG.FTS.B, 28.48%, 1/19/24 .. 21 21
991781301.UG.FTS.B, 28.48%, 1/19/24 .. 42 42
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991782715.UG.FTS.B, 28.98%, 1/19/24 .. $ – $ –
991644301.UG.FTS.B, 29.48%, 1/19/24 .. 19 19
991689540.UG.FTS.B, 29.48%, 1/19/24 .. 59 –
991759026.UG.FTS.B, 29.48%, 1/19/24 .. 36 36
991542914.UG.FTS.B, 29.49%, 1/19/24 .. 35 35
991546985.UG.FTS.B, 29.49%, 1/19/24 .. 21 21
991547308.UG.FTS.B, 29.49%, 1/19/24 .. – –
991547551.UG.FTS.B, 29.49%, 1/19/24 .. 49 49
991598993.UG.FTS.B, 29.49%, 1/19/24 .. 17 17
991623047.UG.FTS.B, 29.49%, 1/19/24 .. 47 47
991660122.UG.FTS.B, 29.49%, 1/19/24 .. 3 3
991662782.UG.FTS.B, 29.49%, 1/19/24 .. – –
991697701.UG.FTS.B, 29.49%, 1/19/24 .. 24 24
991712782.UG.FTS.B, 29.49%, 1/19/24 .. 18 17
991765089.UG.FTS.B, 29.49%, 1/19/24 .. 23 23
991572954.UG.FTS.B, Zero Cpn, 1/20/24 . 325 23
991757872.UG.FTS.B, Zero Cpn, 1/20/24 . 26 2
991676903.UG.FTS.B, 18.47%, 1/20/24 .. 6 6
991782434.UG.FTS.B, 19.3%, 1/20/24 ... 175 175
991546567.UG.FTS.B, 19.99%, 1/20/24 .. 14 14
991558368.UG.FTS.B, 19.99%, 1/20/24 .. 154 155
991572409.UG.FTS.B, 19.99%, 1/20/24 .. 11 11
991591617.UG.FTS.B, 19.99%, 1/20/24 .. 24 –
991663622.UG.FTS.B, 25.45%, 1/20/24 .. 6 6
991573254.UG.FTS.B, 26.44%, 1/20/24 .. 33 33
991549025.UG.FTS.B, 28.48%, 1/20/24 .. 13 13
991554027.UG.FTS.B, 28.48%, 1/20/24 .. 9 9
991554902.UG.FTS.B, 28.48%, 1/20/24 .. 15 15
991569197.UG.FTS.B, 28.48%, 1/20/24 .. 24 24
991590348.UG.FTS.B, 28.48%, 1/20/24 .. 21 21
991644127.UG.FTS.B, 28.48%, 1/20/24 .. 45 45
991691451.UG.FTS.B, 28.48%, 1/20/24 .. 24 24
991754575.UG.FTS.B, 28.48%, 1/20/24 .. 117 –
991756843.UG.FTS.B, 28.48%, 1/20/24 .. 13 14
991545055.UG.FTS.B, 29.46%, 1/20/24 .. 18 18
991561413.UG.FTS.B, 29.47%, 1/20/24 .. 2 2
991546096.UG.FTS.B, 29.48%, 1/20/24 .. 52 52
991547890.UG.FTS.B, 29.48%, 1/20/24 .. 90 91
991573314.UG.FTS.B, 29.48%, 1/20/24 .. 23 23
991593773.UG.FTS.B, 29.48%, 1/20/24 .. 8 8
991690864.UG.FTS.B, 29.48%, 1/20/24 .. 229 232
991723500.UG.FTS.B, 29.48%, 1/20/24 .. 22 22
991544517.UG.FTS.B, 29.49%, 1/20/24 .. 35 36
991545502.UG.FTS.B, 29.49%, 1/20/24 .. 68 69
991547820.UG.FTS.B, 29.49%, 1/20/24 .. – –
991547826.UG.FTS.B, 29.49%, 1/20/24 .. 57 57
991548275.UG.FTS.B, 29.49%, 1/20/24 .. 40 40
991548490.UG.FTS.B, 29.49%, 1/20/24 .. 51 51
991549381.UG.FTS.B, 29.49%, 1/20/24 .. 56 57
991552461.UG.FTS.B, 29.49%, 1/20/24 .. 25 26
991556087.UG.FTS.B, 29.49%, 1/20/24 .. 15 15
991557821.UG.FTS.B, 29.49%, 1/20/24 .. 86 6
991561923.UG.FTS.B, 29.49%, 1/20/24 .. 48 48
991562972.UG.FTS.B, 29.49%, 1/20/24 .. 136 137
991567858.UG.FTS.B, 29.49%, 1/20/24 .. 71 71
991569938.UG.FTS.B, 29.49%, 1/20/24 .. 15 15
991575740.UG.FTS.B, 29.49%, 1/20/24 .. 13 2
991576674.UG.FTS.B, 29.49%, 1/20/24 .. 15 15

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991577337.UG.FTS.B, 29.49%, 1/20/24 .. $ – $ –
991579389.UG.FTS.B, 29.49%, 1/20/24 .. 69 5
991579802.UG.FTS.B, 29.49%, 1/20/24 .. 66 11
991579854.UG.FTS.B, 29.49%, 1/20/24 .. 21 21
991585183.UG.FTS.B, 29.49%, 1/20/24 .. 14 14
991585361.UG.FTS.B, 29.49%, 1/20/24 .. 9 9
991587497.UG.FTS.B, 29.49%, 1/20/24 .. 79 79
991588825.UG.FTS.B, 29.49%, 1/20/24 .. 15 15
991593009.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
991597653.UG.FTS.B, 29.49%, 1/20/24 .. 23 23
991598266.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991598552.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991603595.UG.FTS.B, 29.49%, 1/20/24 .. 33 33
991608834.UG.FTS.B, 29.49%, 1/20/24 .. 40 40
991611241.UG.FTS.B, 29.49%, 1/20/24 .. 35 35
991612399.UG.FTS.B, 29.49%, 1/20/24 .. 37 37
991612448.UG.FTS.B, 29.49%, 1/20/24 .. 27 27
991617558.UG.FTS.B, 29.49%, 1/20/24 .. 96 97
991629452.UG.FTS.B, 29.49%, 1/20/24 .. 83 84
991631740.UG.FTS.B, 29.49%, 1/20/24 .. 37 37
991638936.UG.FTS.B, 29.49%, 1/20/24 .. 18 18
991642104.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
991642333.UG.FTS.B, 29.49%, 1/20/24 .. 43 6
991651171.UG.FTS.B, 29.49%, 1/20/24 .. 14 14
991674489.UG.FTS.B, 29.49%, 1/20/24 .. 50 50
991677407.UG.FTS.B, 29.49%, 1/20/24 .. 48 4
991682318.UG.FTS.B, 29.49%, 1/20/24 .. 31 31
991683321.UG.FTS.B, 29.49%, 1/20/24 .. 210 212
991697236.UG.FTS.B, 29.49%, 1/20/24 .. 65 66
991706145.UG.FTS.B, 29.49%, 1/20/24 .. 2 2
991717301.UG.FTS.B, 29.49%, 1/20/24 .. 54 54
991721227.UG.FTS.B, 29.49%, 1/20/24 .. 16 16
991730813.UG.FTS.B, 29.49%, 1/20/24 .. 31 32
991734330.UG.FTS.B, 29.49%, 1/20/24 .. 14 14
991741702.UG.FTS.B, 29.49%, 1/20/24 .. 33 33
991765334.UG.FTS.B, 29.49%, 1/20/24 .. 16 16
991782660.UG.FTS.B, 29.49%, 1/20/24 .. 16 16
991790198.UG.FTS.B, 29.49%, 1/20/24 .. 27 28
991677773.UG.FTS.B, 28.48%, 1/21/24 .. 10 10
991693767.UG.FTS.B, 28.48%, 1/21/24 .. 14 14
991711024.UG.FTS.B, 28.48%, 1/21/24 .. 22 22
991723171.UG.FTS.B, 28.48%, 1/21/24 .. 45 45
991723414.UG.FTS.B, 28.48%, 1/21/24 .. 71 71
991730921.UG.FTS.B, 28.48%, 1/21/24 .. 12 12
991731530.UG.FTS.B, 28.48%, 1/21/24 .. 78 78
991784545.UG.FTS.B, 28.48%, 1/21/24 .. 20 21
991702778.UG.FTS.B, 29.48%, 1/21/24 .. 26 26
991703577.UG.FTS.B, 29.48%, 1/21/24 .. 234 –
991663489.UG.FTS.B, 29.49%, 1/21/24 .. 25 25
991677244.UG.FTS.B, 29.49%, 1/21/24 .. 38 38
991680983.UG.FTS.B, 29.49%, 1/21/24 .. 18 18
991693634.UG.FTS.B, 29.49%, 1/21/24 .. 29 29
991703953.UG.FTS.B, 29.49%, 1/21/24 .. 30 30
991705635.UG.FTS.B, 29.49%, 1/21/24 .. 53 53
991706927.UG.FTS.B, 29.49%, 1/21/24 .. 20 20
991713176.UG.FTS.B, 29.49%, 1/21/24 .. – –
991717827.UG.FTS.B, 29.49%, 1/21/24 .. 77 11
991717854.UG.FTS.B, 29.49%, 1/21/24 .. 37 38
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991730534.UG.FTS.B, 29.49%, 1/21/24 .. $ 23 $ 24
991732216.UG.FTS.B, 29.49%, 1/21/24 .. 12 12
991737559.UG.FTS.B, 29.49%, 1/21/24 .. 79 80
991741497.UG.FTS.B, 29.49%, 1/21/24 .. 48 49
991743560.UG.FTS.B, 29.49%, 1/21/24 .. 10 10
991747055.UG.FTS.B, 29.49%, 1/21/24 .. 104 –
991753846.UG.FTS.B, 29.49%, 1/21/24 .. 83 84
991761541.UG.FTS.B, 29.49%, 1/21/24 .. 29 29
991773483.UG.FTS.B, 29.49%, 1/21/24 .. 6 6
991782683.UG.FTS.B, 29.49%, 1/21/24 .. 126 127
991784482.UG.FTS.B, 29.49%, 1/21/24 .. 33 33
991792435.UG.FTS.B, 29.49%, 1/21/24 .. 237 238
991651259.UG.FTS.B, 18.71%, 1/22/24 .. 20 20
991739678.UG.FTS.B, 18.71%, 1/22/24 .. 33 34
991660263.UG.FTS.B, 19.3%, 1/22/24 ... 41 42
991635081.UG.FTS.B, 19.96%, 1/22/24 .. 58 58
991712989.UG.FTS.B, 20.47%, 1/22/24 .. 40 40
991775322.UG.FTS.B, 20.47%, 1/22/24 .. 22 22
991651393.UG.FTS.B, 21.48%, 1/22/24 .. 71 71
991699664.UG.FTS.B, 25.45%, 1/22/24 .. 26 2
991662739.UG.FTS.B, 28.48%, 1/22/24 .. 32 32
991725934.UG.FTS.B, 28.48%, 1/22/24 .. 20 20
991637365.UG.FTS.B, 29.48%, 1/22/24 .. 26 26
991639954.UG.FTS.B, 29.48%, 1/22/24 .. 28 28
991608552.UG.FTS.B, 29.49%, 1/22/24 .. 7 7
991649089.UG.FTS.B, 29.49%, 1/22/24 .. 314 47
991672504.UG.FTS.B, 29.49%, 1/22/24 .. 43 43
991696271.UG.FTS.B, 29.49%, 1/22/24 .. 4 4
991722363.UG.FTS.B, 29.49%, 1/22/24 .. 24 24
991732382.UG.FTS.B, 29.49%, 1/22/24 .. 12 12
991734177.UG.FTS.B, 29.49%, 1/22/24 .. 23 23
991765647.UG.FTS.B, 29.49%, 1/22/24 .. 48 48
991774569.UG.FTS.B, 18.47%, 1/23/24 .. 17 17
991643208.UG.FTS.B, 19.3%, 1/23/24 ... 33 33
991784139.UG.FTS.B, 19.3%, 1/23/24 ... 344 344
991810762.UG.FTS.B, 19.96%, 1/23/24 .. 147 147
991772621.UG.FTS.B, 20.96%, 1/23/24 .. 30 30
991805841.UG.FTS.B, 24.45%, 1/23/24 .. 21 21
991631116.UG.FTS.B, 28.48%, 1/23/24 .. 26 26
991692289.UG.FTS.B, 28.48%, 1/23/24 .. 1 1
991710024.UG.FTS.B, 28.48%, 1/23/24 .. 55 55
991730901.UG.FTS.B, 28.48%, 1/23/24 .. 180 182
991798676.UG.FTS.B, 28.48%, 1/23/24 .. 5 5
991635388.UG.FTS.B, 29.48%, 1/23/24 .. 212 15
991678696.UG.FTS.B, 29.48%, 1/23/24 .. 75 6
991809474.UG.FTS.B, 29.48%, 1/23/24 .. 32 32
991637143.UG.FTS.B, 29.49%, 1/23/24 .. 33 33
991653477.UG.FTS.B, 29.49%, 1/23/24 .. 10 10
991655971.UG.FTS.B, 29.49%, 1/23/24 .. 28 28
991662802.UG.FTS.B, 29.49%, 1/23/24 .. 237 239
991681725.UG.FTS.B, 29.49%, 1/23/24 .. – –
991701176.UG.FTS.B, 29.49%, 1/23/24 .. 8 8
991724292.UG.FTS.B, 29.49%, 1/23/24 .. 84 85
991731683.UG.FTS.B, 29.49%, 1/23/24 .. 126 128
991744187.UG.FTS.B, 29.49%, 1/23/24 .. 31 31
991771610.UG.FTS.B, 29.49%, 1/23/24 .. 58 59
991656328.UG.FTS.B, Zero Cpn, 1/24/24 . 80 6
991678748.UG.FTS.B, 20.47%, 1/24/24 .. 23 23

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991675015.UG.FTS.B, 21.48%, 1/24/24 .. $ 150 $ 150
991693039.UG.FTS.B, 22.47%, 1/24/24 .. 38 39
991638057.UG.FTS.B, 29.48%, 1/24/24 .. 3 3
991795779.UG.FTS.B, 29.48%, 1/24/24 .. 35 3
991597915.UG.FTS.B, 29.49%, 1/24/24 .. 16 16
991650075.UG.FTS.B, 29.49%, 1/24/24 .. 100 101
991665767.UG.FTS.B, 29.49%, 1/24/24 .. 13 13
991686888.UG.FTS.B, 29.49%, 1/24/24 .. 27 28
991719521.UG.FTS.B, 29.49%, 1/24/24 .. 15 15
991768107.UG.FTS.B, 29.49%, 1/24/24 .. 11 11
991775830.UG.FTS.B, 29.49%, 1/24/24 .. 24 24
991690086.UG.FTS.B, 16.49%, 1/25/24 .. 33 33
991702421.UG.FTS.B, 16.49%, 1/25/24 .. 11 11
991642537.UG.FTS.B, 18.47%, 1/25/24 .. 21 21
991658713.UG.FTS.B, 18.47%, 1/25/24 .. 17 17
991638927.UG.FTS.B, 20.96%, 1/25/24 .. 30 30
991639306.UG.FTS.B, 21.48%, 1/25/24 .. 11 11
991661968.UG.FTS.B, 21.48%, 1/25/24 .. 24 24
991675457.UG.FTS.B, 22.47%, 1/25/24 .. 21 21
991628803.UG.FTS.B, 25.44%, 1/25/24 .. 39 39
991652053.UG.FTS.B, 26.44%, 1/25/24 .. 17 17
991729257.UG.FTS.B, 27.99%, 1/25/24 .. 41 41
991631472.UG.FTS.B, 28.48%, 1/25/24 .. 32 32
991668456.UG.FTS.B, 28.48%, 1/25/24 .. 17 17
991710726.UG.FTS.B, 28.48%, 1/25/24 .. 23 1
991606137.UG.FTS.B, 29.48%, 1/25/24 .. 14 14
991616807.UG.FTS.B, 29.48%, 1/25/24 .. 28 28
991585669.UG.FTS.B, 29.49%, 1/25/24 .. 46 46
991590828.UG.FTS.B, 29.49%, 1/25/24 .. 41 41
991604373.UG.FTS.B, 29.49%, 1/25/24 .. 72 11
991619556.UG.FTS.B, 29.49%, 1/25/24 .. 11 11
991633646.UG.FTS.B, 29.49%, 1/25/24 .. 15 15
991641518.UG.FTS.B, 29.49%, 1/25/24 .. 5 –
991649590.UG.FTS.B, 29.49%, 1/25/24 .. 15 15
991654938.UG.FTS.B, 29.49%, 1/25/24 .. 233 237
991663576.UG.FTS.B, 29.49%, 1/25/24 .. 176 177
991671286.UG.FTS.B, 29.49%, 1/25/24 .. 82 83
991679898.UG.FTS.B, 29.49%, 1/25/24 .. 26 26
991686636.UG.FTS.B, 29.49%, 1/25/24 .. 23 23
991700798.UG.FTS.B, 29.49%, 1/25/24 .. 16 16
991714482.UG.FTS.B, 29.49%, 1/25/24 .. 34 34
991729432.UG.FTS.B, 29.49%, 1/25/24 .. 66 67
991731430.UG.FTS.B, 29.49%, 1/25/24 .. 20 20
991751813.UG.FTS.B, 29.49%, 1/25/24 .. 73 74
991758703.UG.FTS.B, 29.49%, 1/25/24 .. 63 5
991766815.UG.FTS.B, 29.49%, 1/25/24 .. 5 5
991786634.UG.FTS.B, 29.49%, 1/25/24 .. 52 53
991795056.UG.FTS.B, 29.49%, 1/25/24 .. 28 28
991803621.UG.FTS.B, 29.49%, 1/25/24 .. 10 11
991820253.UG.FTS.B, 29.49%, 1/25/24 .. 15 15
991828617.UG.FTS.B, 29.49%, 1/25/24 .. 12 12
991633373.UG.FTS.B, Zero Cpn, 1/26/24 . 177 12
991784174.UG.FTS.B, 16.49%, 1/26/24 .. 16 16
991590508.UG.FTS.B, 19.99%, 1/26/24 .. 28 5
991679320.UG.FTS.B, 21.48%, 1/26/24 .. 49 49
991749734.UG.FTS.B, 21.48%, 1/26/24 .. 27 2
991660260.UG.FTS.B, 28.48%, 1/26/24 .. 90 91
991706943.UG.FTS.B, 28.48%, 1/26/24 .. 76 77
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991719423.UG.FTS.B, 28.48%, 1/26/24 .. $ 63 $ 63
991826702.UG.FTS.B, 28.48%, 1/26/24 .. 43 43
991834361.UG.FTS.B, 28.48%, 1/26/24 .. 19 19
991651287.UG.FTS.B, 29.46%, 1/26/24 .. – –
991717920.UG.FTS.B, 29.48%, 1/26/24 .. 197 199
991731025.UG.FTS.B, 29.48%, 1/26/24 .. – –
991592956.UG.FTS.B, 29.49%, 1/26/24 .. 16 16
991599536.UG.FTS.B, 29.49%, 1/26/24 .. 181 33
991618299.UG.FTS.B, 29.49%, 1/26/24 .. 55 56
991629683.UG.FTS.B, 29.49%, 1/26/24 .. 40 40
991633572.UG.FTS.B, 29.49%, 1/26/24 .. 28 28
991642017.UG.FTS.B, 29.49%, 1/26/24 .. 19 19
991642061.UG.FTS.B, 29.49%, 1/26/24 .. 29 29
991648245.UG.FTS.B, 29.49%, 1/26/24 .. 33 33
991649659.UG.FTS.B, 29.49%, 1/26/24 .. 22 23
991658296.UG.FTS.B, 29.49%, 1/26/24 .. 122 –
991683106.UG.FTS.B, 29.49%, 1/26/24 .. 70 12
991698192.UG.FTS.B, 29.49%, 1/26/24 .. 20 21
991713721.UG.FTS.B, 29.49%, 1/26/24 .. 16 17
991725699.UG.FTS.B, 29.49%, 1/26/24 .. 143 144
991752959.UG.FTS.B, 29.49%, 1/26/24 .. 14 14
991764433.UG.FTS.B, 29.49%, 1/26/24 .. 18 18
991783361.UG.FTS.B, 29.49%, 1/26/24 .. 32 32
991787533.UG.FTS.B, 29.49%, 1/26/24 .. 15 15
991795277.UG.FTS.B, 29.49%, 1/26/24 .. 17 17
991819010.UG.FTS.B, 29.49%, 1/26/24 .. 23 23
991836284.UG.FTS.B, 29.49%, 1/26/24 .. 119 119
991674709.UG.FTS.B, Zero Cpn, 1/27/24 . – –
991720808.UG.FTS.B, Zero Cpn, 1/27/24 . 149 11
991750772.UG.FTS.B, Zero Cpn, 1/27/24 . 76 5
991842241.UG.FTS.B, 15.47%, 1/27/24 .. 6 6
991706691.UG.FTS.B, 17.49%, 1/27/24 .. 23 23
991609765.UG.FTS.B, 27.99%, 1/27/24 .. 90 92
991638924.UG.FTS.B, 28.48%, 1/27/24 .. – –
991661576.UG.FTS.B, 28.48%, 1/27/24 .. 74 75
991711799.UG.FTS.B, 28.48%, 1/27/24 .. 44 44
991723489.UG.FTS.B, 28.48%, 1/27/24 .. 35 35
991728658.UG.FTS.B, 28.48%, 1/27/24 .. 32 33
991741153.UG.FTS.B, 28.48%, 1/27/24 .. 118 120
991801395.UG.FTS.B, 28.48%, 1/27/24 .. 48 48
991614264.UG.FTS.B, 29.48%, 1/27/24 .. 17 18
991699163.UG.FTS.B, 29.48%, 1/27/24 .. 75 76
991594915.UG.FTS.B, 29.49%, 1/27/24 .. 22 22
991595863.UG.FTS.B, 29.49%, 1/27/24 .. 95 96
991602939.UG.FTS.B, 29.49%, 1/27/24 .. 22 22
991602960.UG.FTS.B, 29.49%, 1/27/24 .. 29 30
991604986.UG.FTS.B, 29.49%, 1/27/24 .. 16 16
991605049.UG.FTS.B, 29.49%, 1/27/24 .. 78 6
991605352.UG.FTS.B, 29.49%, 1/27/24 .. 61 61
991605361.UG.FTS.B, 29.49%, 1/27/24 .. 15 15
991610027.UG.FTS.B, 29.49%, 1/27/24 .. 31 32
991627130.UG.FTS.B, 29.49%, 1/27/24 .. 56 57
991630132.UG.FTS.B, 29.49%, 1/27/24 .. 20 20
991630928.UG.FTS.B, 29.49%, 1/27/24 .. 31 32
991634012.UG.FTS.B, 29.49%, 1/27/24 .. 2 2
991637485.UG.FTS.B, 29.49%, 1/27/24 .. 10 10
991649457.UG.FTS.B, 29.49%, 1/27/24 .. 42 43
991658001.UG.FTS.B, 29.49%, 1/27/24 .. 143 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991662634.UG.FTS.B, 29.49%, 1/27/24 .. $ 50 $ 51
991664036.UG.FTS.B, 29.49%, 1/27/24 .. 39 39
991680326.UG.FTS.B, 29.49%, 1/27/24 .. 111 112
991683102.UG.FTS.B, 29.49%, 1/27/24 .. 27 27
991687929.UG.FTS.B, 29.49%, 1/27/24 .. 55 4
991688029.UG.FTS.B, 29.49%, 1/27/24 .. 69 70
991691583.UG.FTS.B, 29.49%, 1/27/24 .. 39 40
991698229.UG.FTS.B, 29.49%, 1/27/24 .. 22 2
991704857.UG.FTS.B, 29.49%, 1/27/24 .. 75 76
991711124.UG.FTS.B, 29.49%, 1/27/24 .. 28 29
991715767.UG.FTS.B, 29.49%, 1/27/24 .. 27 27
991739164.UG.FTS.B, 29.49%, 1/27/24 .. 160 161
991739656.UG.FTS.B, 29.49%, 1/27/24 .. 355 363
991763575.UG.FTS.B, 29.49%, 1/27/24 .. 19 20
991766023.UG.FTS.B, 29.49%, 1/27/24 .. 1 1
991769140.UG.FTS.B, 29.49%, 1/27/24 .. 21 21
991791557.UG.FTS.B, 29.49%, 1/27/24 .. 17 17
991792738.UG.FTS.B, 29.49%, 1/27/24 .. 16 16
991793121.UG.FTS.B, 29.49%, 1/27/24 .. 32 32
991801330.UG.FTS.B, 29.49%, 1/27/24 .. 23 24
991811048.UG.FTS.B, 29.49%, 1/27/24 .. 31 7
991617189.UG.FTS.B, 16.49%, 1/28/24 .. 20 20
991696310.UG.FTS.B, 21.48%, 1/28/24 .. 3 3
991638160.UG.FTS.B, 19.96%, 1/29/24 .. 49 49
991851931.UG.FTS.B, 15.47%, 1/30/24 .. 140 3
991677257.UG.FTS.B, 17.49%, 1/30/24 .. 15 15
991754447.UG.FTS.B, 17.49%, 1/30/24 .. 58 59
991633973.UG.FTS.B, 19.3%, 1/30/24 ... 20 20
991695974.UG.FTS.B, 21.47%, 1/30/24 .. 16 16
991688841.UG.FTS.B, 22.47%, 1/30/24 .. 52 52
991702014.UG.FTS.B, Zero Cpn, 1/31/24 . 45 3
991631266.UG.FTS.B, 16.49%, 1/31/24 .. 129 130
991635849.UG.FTS.B, 16.49%, 1/31/24 .. 30 30
991642956.UG.FTS.B, 16.49%, 1/31/24 .. 31 32
991677334.UG.FTS.B, 16.49%, 1/31/24 .. 71 71
991705318.UG.FTS.B, 16.49%, 1/31/24 .. 12 12
991747537.UG.FTS.B, 17.47%, 1/31/24 .. 13 13
991637676.UG.FTS.B, 17.49%, 1/31/24 .. 13 13
991642846.UG.FTS.B, 17.49%, 1/31/24 .. 17 17
991869281.UG.FTS.B, 17.49%, 1/31/24 .. 61 61
991661216.UG.FTS.B, 19.3%, 1/31/24 ... 54 55
991687417.UG.FTS.B, 19.3%, 1/31/24 ... 17 17
991628348.UG.FTS.B, 19.96%, 1/31/24 .. 40 40
991672930.UG.FTS.B, 19.96%, 1/31/24 .. 14 14
991681323.UG.FTS.B, 19.96%, 1/31/24 .. 24 24
991650296.UG.FTS.B, 20.47%, 1/31/24 .. 147 149
991705966.UG.FTS.B, 21.48%, 1/31/24 .. 28 28
991643834.UG.FTS.B, 22.45%, 1/31/24 .. 23 23
991710192.UG.FTS.B, 22.47%, 1/31/24 .. – –
991764182.UG.FTS.B, 15.47%, 2/01/24 .. 48 48
991724946.UG.FTS.B, 16.49%, 2/01/24 .. 380 380
991807161.UG.FTS.B, 16.49%, 2/01/24 .. 18 18
991669770.UG.FTS.B, 17.49%, 2/01/24 .. 253 253
991677316.UG.FTS.B, 17.49%, 2/01/24 .. 24 24
991869528.UG.FTS.B, 17.49%, 2/01/24 .. 24 24
991678784.UG.FTS.B, 14.48%, 2/02/24 .. – –
991722113.UG.FTS.B, 15.49%, 2/02/24 .. 95 95
991668499.UG.FTS.B, 16.49%, 2/02/24 .. 20 20
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991684166.UG.FTS.B, 16.49%, 2/02/24 .. $ 19 $ 19
991688897.UG.FTS.B, 17.49%, 2/02/24 .. 184 14
991733262.UG.FTS.B, 17.49%, 2/02/24 .. 34 33
991734120.UG.FTS.B, 17.49%, 2/02/24 .. 34 34
991733227.UG.FTS.B, Zero Cpn, 2/03/24 . 579 41
991681257.UG.FTS.B, 17.49%, 2/03/24 .. 31 31
991702806.UG.FTS.B, 23.45%, 2/03/24 .. 71 70
991690009.UG.FTS.B, 28.48%, 2/03/24 .. 75 75
991705815.UG.FTS.B, 29.48%, 2/03/24 .. 88 88
991687586.UG.FTS.B, 29.49%, 2/03/24 .. 22 22
991785226.UG.FTS.B, 29.49%, 2/03/24 .. 29 29
991795299.UG.FTS.B, 29.49%, 2/03/24 .. 33 32
991815788.UG.FTS.B, 29.49%, 2/03/24 .. 29 29
991861447.UG.FTS.B, 29.49%, 2/03/24 .. 16 16
991909246.UG.FTS.B, 29.49%, 2/03/24 .. 42 42
991854905.UG.FTS.B, 15.47%, 2/04/24 .. 75 76
991686911.UG.FTS.B, 18.47%, 2/04/24 .. 22 22
991685554.UG.FTS.B, 18.71%, 2/04/24 .. 23 23
991711305.UG.FTS.B, 29.48%, 2/04/24 .. 34 34
991702984.UG.FTS.B, 29.49%, 2/04/24 .. 23 23
991726705.UG.FTS.B, 29.49%, 2/04/24 .. 21 21
991756664.UG.FTS.B, 29.49%, 2/04/24 .. 58 5
991764301.UG.FTS.B, 29.49%, 2/04/24 .. 44 3
991788801.UG.FTS.B, 29.49%, 2/04/24 .. 36 36
991804405.UG.FTS.B, 29.49%, 2/04/24 .. 32 –
991813259.UG.FTS.B, 29.49%, 2/04/24 .. 141 141
991894355.UG.FTS.B, 29.49%, 2/04/24 .. – –
991909049.UG.FTS.B, 29.49%, 2/04/24 .. 15 15
991910876.UG.FTS.B, 29.49%, 2/04/24 .. 20 20
991911528.UG.FTS.B, 29.49%, 2/04/24 .. 58 58
991696162.UG.FTS.B, Zero Cpn, 2/05/24 . 56 4
991723083.UG.FTS.B, Zero Cpn, 2/05/24 . 88 6
991936900.UG.FTS.B, Zero Cpn, 2/05/24 . 48 3
991711452.UG.FTS.B, 19.96%, 2/05/24 .. 53 20
991693126.UG.FTS.B, 19.99%, 2/05/24 .. 25 26
991827138.UG.FTS.B, 21.48%, 2/05/24 .. 21 21
991854090.UG.FTS.B, 21.48%, 2/05/24 .. 45 45
991776899.UG.FTS.B, 22.47%, 2/05/24 .. 20 20
991698945.UG.FTS.B, 23.45%, 2/05/24 .. 80 11
991725398.UG.FTS.B, 23.45%, 2/05/24 .. 11 11
991938019.UG.FTS.B, 23.45%, 2/05/24 .. 40 40
991866679.UG.FTS.B, 26.44%, 2/05/24 .. 25 11
991712635.UG.FTS.B, 28.48%, 2/05/24 .. 79 79
991738161.UG.FTS.B, 28.48%, 2/05/24 .. 53 53
991739512.UG.FTS.B, 28.48%, 2/05/24 .. 31 31
991751198.UG.FTS.B, 28.48%, 2/05/24 .. 72 73
991766340.UG.FTS.B, 28.48%, 2/05/24 .. 166 64
991785400.UG.FTS.B, 28.48%, 2/05/24 .. 23 23
991835745.UG.FTS.B, 28.48%, 2/05/24 .. 36 37
991916369.UG.FTS.B, 28.48%, 2/05/24 .. 41 41
991805200.UG.FTS.B, 29.46%, 2/05/24 .. 43 3
991701867.UG.FTS.B, 29.48%, 2/05/24 .. 19 19
991714933.UG.FTS.B, 29.48%, 2/05/24 .. 18 18
991716572.UG.FTS.B, 29.48%, 2/05/24 .. 21 21
991781448.UG.FTS.B, 29.48%, 2/05/24 .. 24 24
991797219.UG.FTS.B, 29.48%, 2/05/24 .. 168 169
991833863.UG.FTS.B, 29.48%, 2/05/24 .. 42 42
991838320.UG.FTS.B, 29.48%, 2/05/24 .. 11 11

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991898289.UG.FTS.B, 29.48%, 2/05/24 .. $ 20 $ 20
991692055.UG.FTS.B, 29.49%, 2/05/24 .. 130 44
991693089.UG.FTS.B, 29.49%, 2/05/24 .. 27 28
991693783.UG.FTS.B, 29.49%, 2/05/24 .. 6 6
991696616.UG.FTS.B, 29.49%, 2/05/24 .. 127 –
991696879.UG.FTS.B, 29.49%, 2/05/24 .. 239 6
991697144.UG.FTS.B, 29.49%, 2/05/24 .. 30 13
991701473.UG.FTS.B, 29.49%, 2/05/24 .. 66 66
991705462.UG.FTS.B, 29.49%, 2/05/24 .. 60 59
991705465.UG.FTS.B, 29.49%, 2/05/24 .. 10 10
991706846.UG.FTS.B, 29.49%, 2/05/24 .. 40 40
991711397.UG.FTS.B, 29.49%, 2/05/24 .. 105 106
991712546.UG.FTS.B, 29.49%, 2/05/24 .. 22 22
991713288.UG.FTS.B, 29.49%, 2/05/24 .. 24 1
991713498.UG.FTS.B, 29.49%, 2/05/24 .. 19 20
991718017.UG.FTS.B, 29.49%, 2/05/24 .. 26 27
991729702.UG.FTS.B, 29.49%, 2/05/24 .. – –
991737989.UG.FTS.B, 29.49%, 2/05/24 .. 5 5
991744990.UG.FTS.B, 29.49%, 2/05/24 .. 20 20
991752632.UG.FTS.B, 29.49%, 2/05/24 .. 22 22
991757885.UG.FTS.B, 29.49%, 2/05/24 .. 99 99
991760937.UG.FTS.B, 29.49%, 2/05/24 .. – –
991786506.UG.FTS.B, 29.49%, 2/05/24 .. 54 55
991787648.UG.FTS.B, 29.49%, 2/05/24 .. 126 127
991788922.UG.FTS.B, 29.49%, 2/05/24 .. 4 4
991796027.UG.FTS.B, 29.49%, 2/05/24 .. 39 40
991799165.UG.FTS.B, 29.49%, 2/05/24 .. 22 22
991801405.UG.FTS.B, 29.49%, 2/05/24 .. 161 54
991831270.UG.FTS.B, 29.49%, 2/05/24 .. 65 29
991833796.UG.FTS.B, 29.49%, 2/05/24 .. 32 32
991858745.UG.FTS.B, 29.49%, 2/05/24 .. 66 66
991879388.UG.FTS.B, 29.49%, 2/05/24 .. 18 18
991889487.UG.FTS.B, 29.49%, 2/05/24 .. 21 21
991905879.UG.FTS.B, 29.49%, 2/05/24 .. 26 26
991932864.UG.FTS.B, 29.49%, 2/05/24 .. 5 5
991780601.UG.FTS.B, Zero Cpn, 2/06/24 . 60 4
991811603.UG.FTS.B, Zero Cpn, 2/06/24 . 47 3
991766242.UG.FTS.B, 18.47%, 2/06/24 .. 23 23
991894070.UG.FTS.B, 19.96%, 2/06/24 .. 50 50
991718257.UG.FTS.B, 20.96%, 2/06/24 .. 35 35
991809389.UG.FTS.B, 20.96%, 2/06/24 .. 84 84
991714545.UG.FTS.B, 21.48%, 2/06/24 .. 24 24
991747919.UG.FTS.B, 21.48%, 2/06/24 .. 20 20
991764160.UG.FTS.B, 21.48%, 2/06/24 .. 32 32
991734865.UG.FTS.B, 25.45%, 2/06/24 .. 30 30
991702392.UG.FTS.B, 28.48%, 2/06/24 .. 40 40
991730449.UG.FTS.B, 28.48%, 2/06/24 .. 81 –
991740055.UG.FTS.B, 28.48%, 2/06/24 .. 147 148
991780645.UG.FTS.B, 28.48%, 2/06/24 .. 75 76
991785489.UG.FTS.B, 28.48%, 2/06/24 .. 137 137
991803786.UG.FTS.B, 28.48%, 2/06/24 .. 19 19
991853055.UG.FTS.B, 28.48%, 2/06/24 .. 49 49
991853534.UG.FTS.B, 28.48%, 2/06/24 .. 40 40
991704767.UG.FTS.B, 29.48%, 2/06/24 .. 3 3
991819053.UG.FTS.B, 29.48%, 2/06/24 .. 19 19
991835222.UG.FTS.B, 29.48%, 2/06/24 .. 258 43
991894999.UG.FTS.B, 29.48%, 2/06/24 .. 144 145
991914678.UG.FTS.B, 29.48%, 2/06/24 .. 50 50
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991928677.UG.FTS.B, 29.48%, 2/06/24 .. $ 41 $ 41
991702835.UG.FTS.B, 29.49%, 2/06/24 .. 48 48
991703043.UG.FTS.B, 29.49%, 2/06/24 .. 7 7
991704372.UG.FTS.B, 29.49%, 2/06/24 .. 17 17
991706434.UG.FTS.B, 29.49%, 2/06/24 .. 73 74
991706794.UG.FTS.B, 29.49%, 2/06/24 .. 21 21
991707306.UG.FTS.B, 29.49%, 2/06/24 .. 131 131
991709169.UG.FTS.B, 29.49%, 2/06/24 .. 29 2
991711265.UG.FTS.B, 29.49%, 2/06/24 .. 88 –
991717524.UG.FTS.B, 29.49%, 2/06/24 .. 124 –
991723140.UG.FTS.B, 29.49%, 2/06/24 .. 107 109
991730343.UG.FTS.B, 29.49%, 2/06/24 .. 54 54
991731423.UG.FTS.B, 29.49%, 2/06/24 .. 20 20
991734953.UG.FTS.B, 29.49%, 2/06/24 .. 46 46
991735402.UG.FTS.B, 29.49%, 2/06/24 .. 22 22
991736969.UG.FTS.B, 29.49%, 2/06/24 .. 48 49
991738288.UG.FTS.B, 29.49%, 2/06/24 .. 1 1
991738514.UG.FTS.B, 29.49%, 2/06/24 .. 42 42
991739473.UG.FTS.B, 29.49%, 2/06/24 .. 25 26
991741909.UG.FTS.B, 29.49%, 2/06/24 .. – –
991750749.UG.FTS.B, 29.49%, 2/06/24 .. 71 71
991754554.UG.FTS.B, 29.49%, 2/06/24 .. 28 28
991756713.UG.FTS.B, 29.49%, 2/06/24 .. 193 194
991760581.UG.FTS.B, 29.49%, 2/06/24 .. 87 87
991762718.UG.FTS.B, 29.49%, 2/06/24 .. 19 19
991766882.UG.FTS.B, 29.49%, 2/06/24 .. 47 47
991767912.UG.FTS.B, 29.49%, 2/06/24 .. 39 39
991775218.UG.FTS.B, 29.49%, 2/06/24 .. 55 55
991802450.UG.FTS.B, 29.49%, 2/06/24 .. 9 9
991803366.UG.FTS.B, 29.49%, 2/06/24 .. 34 34
991804272.UG.FTS.B, 29.49%, 2/06/24 .. 10 10
991812453.UG.FTS.B, 29.49%, 2/06/24 .. 30 30
991845179.UG.FTS.B, 29.49%, 2/06/24 .. 42 42
991848888.UG.FTS.B, 29.49%, 2/06/24 .. 21 21
991854055.UG.FTS.B, 29.49%, 2/06/24 .. 268 118
991854221.UG.FTS.B, 29.49%, 2/06/24 .. 210 211
991864157.UG.FTS.B, 29.49%, 2/06/24 .. 61 27
991865672.UG.FTS.B, 29.49%, 2/06/24 .. 70 70
991876619.UG.FTS.B, 29.49%, 2/06/24 .. – –
991879365.UG.FTS.B, 29.49%, 2/06/24 .. 55 55
991903049.UG.FTS.B, 29.49%, 2/06/24 .. 4 4
991908232.UG.FTS.B, 29.49%, 2/06/24 .. 21 21
991908563.UG.FTS.B, 29.49%, 2/06/24 .. 4 4
991913163.UG.FTS.B, 29.49%, 2/06/24 .. 38 6
991916003.UG.FTS.B, 29.49%, 2/06/24 .. 64 65
991925585.UG.FTS.B, 29.49%, 2/06/24 .. 59 59
991709711.UG.FTS.B, Zero Cpn, 2/07/24 . 166 12
991711547.UG.FTS.B, Zero Cpn, 2/07/24 . 34 2
991714530.UG.FTS.B, Zero Cpn, 2/07/24 . 72 5
991847296.UG.FTS.B, Zero Cpn, 2/07/24 . 221 16
991952896.UG.FTS.B, 17.49%, 2/07/24 .. 190 190
991726829.UG.FTS.B, 18.47%, 2/07/24 .. 13 13
991908299.UG.FTS.B, 18.47%, 2/07/24 .. 19 19
991758069.UG.FTS.B, 28.48%, 2/07/24 .. 93 93
991764700.UG.FTS.B, 28.48%, 2/07/24 .. 22 22
991803011.UG.FTS.B, 28.48%, 2/07/24 .. 30 31
991815918.UG.FTS.B, 28.48%, 2/07/24 .. 6 6
991818712.UG.FTS.B, 28.48%, 2/07/24 .. 171 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991917220.UG.FTS.B, 28.48%, 2/07/24 .. $ 43 $ 44
991715983.UG.FTS.B, 29.48%, 2/07/24 .. – –
991728869.UG.FTS.B, 29.48%, 2/07/24 .. 23 23
991760237.UG.FTS.B, 29.48%, 2/07/24 .. 66 66
991797551.UG.FTS.B, 29.48%, 2/07/24 .. 88 14
991813154.UG.FTS.B, 29.48%, 2/07/24 .. 40 40
991707631.UG.FTS.B, 29.49%, 2/07/24 .. 30 30
991711765.UG.FTS.B, 29.49%, 2/07/24 .. 108 109
991712289.UG.FTS.B, 29.49%, 2/07/24 .. 6 5
991712442.UG.FTS.B, 29.49%, 2/07/24 .. 45 45
991712942.UG.FTS.B, 29.49%, 2/07/24 .. 29 29
991714110.UG.FTS.B, 29.49%, 2/07/24 .. 38 39
991721981.UG.FTS.B, 29.49%, 2/07/24 .. 32 32
991724940.UG.FTS.B, 29.49%, 2/07/24 .. 129 53
991729259.UG.FTS.B, 29.49%, 2/07/24 .. 64 64
991734419.UG.FTS.B, 29.49%, 2/07/24 .. 28 28
991742022.UG.FTS.B, 29.49%, 2/07/24 .. 40 40
991747730.UG.FTS.B, 29.49%, 2/07/24 .. – –
991760583.UG.FTS.B, 29.49%, 2/07/24 .. 15 15
991767246.UG.FTS.B, 29.49%, 2/07/24 .. 39 17
991768735.UG.FTS.B, 29.49%, 2/07/24 .. 150 149
991772407.UG.FTS.B, 29.49%, 2/07/24 .. 18 18
991781548.UG.FTS.B, 29.49%, 2/07/24 .. 288 293
991794751.UG.FTS.B, 29.49%, 2/07/24 .. 57 57
991795789.UG.FTS.B, 29.49%, 2/07/24 .. 38 39
991817987.UG.FTS.B, 29.49%, 2/07/24 .. 11 11
991822013.UG.FTS.B, 29.49%, 2/07/24 .. 34 34
991835130.UG.FTS.B, 29.49%, 2/07/24 .. 31 32
991840310.UG.FTS.B, 29.49%, 2/07/24 .. 37 37
991842041.UG.FTS.B, 29.49%, 2/07/24 .. 25 25
991844653.UG.FTS.B, 29.49%, 2/07/24 .. 112 113
991852247.UG.FTS.B, 29.49%, 2/07/24 .. 110 110
991852683.UG.FTS.B, 29.49%, 2/07/24 .. 28 28
991860524.UG.FTS.B, 29.49%, 2/07/24 .. – –
991881568.UG.FTS.B, 29.49%, 2/07/24 .. 65 65
991889120.UG.FTS.B, 29.49%, 2/07/24 .. 65 65
991920714.UG.FTS.B, 29.49%, 2/07/24 .. 31 31
991734323.UG.FTS.B, 16.49%, 2/09/24 .. 42 42
991689785.UG.FTS.B, 29.49%, 2/17/24 .. 65 60
991711411.UG.FTS.B, 29.49%, 2/18/24 .. 14 14
991922854.UG.FTS.B, 21.46%, 3/07/24 .. 20 18
991828622.UG.FTS.B, 16.49%, 3/23/24 .. 61 62
991712564.UG.FTS.B, 29.48%, 4/17/24 .. 127 113
991575505.UG.FTS.B, 29.49%, 4/17/24 .. 317 320
991638900.UG.FTS.B, 29.47%, 4/18/24 .. 40 –
991689800.UG.FTS.B, 29.49%, 4/18/24 .. 48 44
991716207.UG.FTS.B, 29.49%, 4/18/24 .. 61 62
991783332.UG.FTS.B, 20.47%, 4/19/24 .. 138 121
991655876.UG.FTS.B, 28.48%, 4/21/24 .. 129 111
991721326.UG.FTS.B, 29.49%, 4/22/24 .. 90 85
991636176.UG.FTS.B, 29.49%, 4/23/24 .. 153 135
991676577.UG.FTS.B, 29.49%, 4/23/24 .. 498 508
991781162.UG.FTS.B, 29.49%, 4/23/24 .. 50 51
991601477.UG.FTS.B, 28.48%, 4/24/24 .. 25 25
991741014.UG.FTS.B, 29.49%, 4/24/24 .. 168 172
991681844.UG.FTS.B, 29.49%, 5/05/24 .. 455 34
991785049.UG.FTS.B, 29.49%, 5/05/24 .. 55 1
991827302.UG.FTS.B, 29.49%, 5/05/24 .. 33 33
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991896635.UG.FTS.B, 21.48%, 5/06/24 .. $ 139 $ 128
991713731.UG.FTS.B, 29.49%, 5/06/24 .. 29 30
991894974.UG.FTS.B, 29.49%, 5/06/24 .. 228 232
991736572.UG.FTS.B, 29.48%, 5/07/24 .. 83 72
991720763.UG.FTS.B, 29.49%, 5/07/24 .. 102 16
991552817.UG.FTS.B, 29.49%, 5/15/24 .. 80 31
991671486.UG.FTS.B, 29.49%, 5/16/24 .. 89 90
991756734.UG.FTS.B, Zero Cpn, 5/18/24 . 47 3
991774181.UG.FTS.B, 20.96%, 5/19/24 .. 93 78
991642255.UG.FTS.B, Zero Cpn, 5/22/24 . 79 6
991832099.UG.FTS.B, 29.49%, 5/23/24 .. 31 27
991716555.UG.FTS.B, 28.98%, 5/24/24 .. 36 37
991693378.UG.FTS.B, 23.44%, 6/03/24 .. 69 25
991588559.UG.FTS.B, 29.46%, 6/17/24 .. 40 41
991562352.UG.FTS.B, 29.49%, 6/17/24 .. 45 38
991658433.UG.FTS.B, 16.49%, 6/30/24 .. 367 56
991608248.UG.FTS.B, 19.99%, 7/21/24 .. 35 30
991633451.UG.FTS.B, 29.49%, 7/22/24 .. 128 113
991924883.UG.FTS.B, 23.95%, 8/05/24 .. 47 15
991725148.UG.FTS.B, 19.8%, 8/06/24 ... 48 49
991787803.UG.FTS.B, 29.46%, 8/20/24 .. 44 39
991712265.UG.FTS.B, 29.49%, 9/07/24 .. 83 5
991671753.UG.FTS.B, 19.96%, 9/23/24 .. 132 133
991802395.UG.FTS.B, 29.49%, 10/06/24 . 130 133
991732331.UG.FTS.B, 28.48%, 10/15/24 . 65 9
991661636.UG.FTS.B, 29.49%, 10/20/24 . 46 38
991682766.UG.FTS.B, 29.49%, 10/20/24 . 239 –
991639187.UG.FTS.B, Zero Cpn, 10/29/24 238 17
991556675.UG.FTS.B, 29.49%, 11/17/24 . 58 47
991591790.UG.FTS.B, 29.49%, 12/21/24 . 331 336
991487037.UG.FTS.B, 14.98%, 1/13/25 .. 804 807
991499314.UG.FTS.B, 16.99%, 1/14/25 .. 205 210
991514741.UG.FTS.B, 17.99%, 1/15/25 .. 540 541
991729446.UG.FTS.B, 19.99%, 1/16/25 .. 8 8
991773734.UG.FTS.B, 29.49%, 1/16/25 .. 1 1
991594803.UG.FTS.B, 28.98%, 1/17/25 .. 23 23
991545817.UG.FTS.B, 29.49%, 1/17/25 .. 5 5
991562985.UG.FTS.B, 29.49%, 1/17/25 .. 13 13
991628720.UG.FTS.B, 29.49%, 1/17/25 .. 6 6
991578090.UG.FTS.B, Zero Cpn, 1/18/25 . – –
991534259.UG.FTS.B, 19.99%, 1/18/25 .. 6 6
991542919.UG.FTS.B, 19.99%, 1/18/25 .. 275 287
991543349.UG.FTS.B, 19.99%, 1/18/25 .. 641 669
991596625.UG.FTS.B, 19.99%, 1/18/25 .. 161 167
991535930.UG.FTS.B, 27.95%, 1/18/25 .. 1,067 1,114
991541397.UG.FTS.B, 27.95%, 1/18/25 .. 163 55
991536394.UG.FTS.B, 28.98%, 1/18/25 .. 4,143 4,359
991541730.UG.FTS.B, 28.98%, 1/18/25 .. 415 420
991547864.UG.FTS.B, 28.98%, 1/18/25 .. 408 426
991586801.UG.FTS.B, 28.98%, 1/18/25 .. 132 136
991605601.UG.FTS.B, 28.98%, 1/18/25 .. 8 8
991633024.UG.FTS.B, 28.98%, 1/18/25 .. 39 39
991643598.UG.FTS.B, 28.98%, 1/18/25 .. 93 95
991662279.UG.FTS.B, 28.98%, 1/18/25 .. 69 71
991669237.UG.FTS.B, 28.98%, 1/18/25 .. 34 35
991766780.UG.FTS.B, 29.45%, 1/18/25 .. 90 93
991670069.UG.FTS.B, 29.46%, 1/18/25 .. 380 27
991567035.UG.FTS.B, 29.48%, 1/18/25 .. 335 352

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991535459.UG.FTS.B, 29.49%, 1/18/25 .. $ 142 $ 150
991535708.UG.FTS.B, 29.49%, 1/18/25 .. 50 51
991536072.UG.FTS.B, 29.49%, 1/18/25 .. 261 266
991536876.UG.FTS.B, 29.49%, 1/18/25 .. 164 171
991536929.UG.FTS.B, 29.49%, 1/18/25 .. 743 767
991537021.UG.FTS.B, 29.49%, 1/18/25 .. 20 20
991540546.UG.FTS.B, 29.49%, 1/18/25 .. 60 63
991540582.UG.FTS.B, 29.49%, 1/18/25 .. 424 426
991541260.UG.FTS.B, 29.49%, 1/18/25 .. 51 53
991543638.UG.FTS.B, 29.49%, 1/18/25 .. 101 8
991544799.UG.FTS.B, 29.49%, 1/18/25 .. 144 151
991545277.UG.FTS.B, 29.49%, 1/18/25 .. 237 64
991560367.UG.FTS.B, 29.49%, 1/18/25 .. 339 –
991563278.UG.FTS.B, 29.49%, 1/18/25 .. 102 106
991576670.UG.FTS.B, 29.49%, 1/18/25 .. – –
991577286.UG.FTS.B, 29.49%, 1/18/25 .. 278 289
991637270.UG.FTS.B, 29.49%, 1/18/25 .. 27 28
991678184.UG.FTS.B, 29.49%, 1/18/25 .. 10 10
991692788.UG.FTS.B, 29.49%, 1/18/25 .. 21 21
991755790.UG.FTS.B, 29.49%, 1/18/25 .. 31 32
991765962.UG.FTS.B, 29.49%, 1/18/25 .. 46 48
991768700.UG.FTS.B, 29.49%, 1/18/25 .. 120 123
991664635.UG.FTS.B, 18.97%, 1/19/25 .. – –
991713909.UG.FTS.B, 18.97%, 1/19/25 .. 151 153
991553350.UG.FTS.B, 19.99%, 1/19/25 .. 43 –
991556775.UG.FTS.B, 19.99%, 1/19/25 .. 83 6
991593524.UG.FTS.B, 19.99%, 1/19/25 .. 44 44
991617879.UG.FTS.B, 19.99%, 1/19/25 .. 767 800
991640553.UG.FTS.B, 19.99%, 1/19/25 .. 42 42
991650417.UG.FTS.B, 19.99%, 1/19/25 .. 146 152
991764139.UG.FTS.B, 19.99%, 1/19/25 .. 8 8
991698886.UG.FTS.B, 21.46%, 1/19/25 .. 62 63
991690575.UG.FTS.B, 25.95%, 1/19/25 .. 316 326
991779529.UG.FTS.B, 27.99%, 1/19/25 .. 209 217
991544331.UG.FTS.B, 28.98%, 1/19/25 .. 372 385
991547565.UG.FTS.B, 28.98%, 1/19/25 .. 93 95
991556346.UG.FTS.B, 28.98%, 1/19/25 .. 139 146
991580652.UG.FTS.B, 28.98%, 1/19/25 .. 60 63
991652010.UG.FTS.B, 28.98%, 1/19/25 .. 190 196
991655297.UG.FTS.B, 28.98%, 1/19/25 .. 14 14
991680250.UG.FTS.B, 28.98%, 1/19/25 .. 254 257
991684419.UG.FTS.B, 28.98%, 1/19/25 .. 534 556
991689404.UG.FTS.B, 28.98%, 1/19/25 .. 119 124
991694508.UG.FTS.B, 28.98%, 1/19/25 .. 174 180
991729327.UG.FTS.B, 28.98%, 1/19/25 .. 85 12
991734745.UG.FTS.B, 28.98%, 1/19/25 .. 260 270
991746200.UG.FTS.B, 28.98%, 1/19/25 .. 282 293
991746728.UG.FTS.B, 28.98%, 1/19/25 .. 59 62
991747421.UG.FTS.B, 28.98%, 1/19/25 .. 15 15
991748030.UG.FTS.B, 28.98%, 1/19/25 .. 84 87
991783620.UG.FTS.B, 28.98%, 1/19/25 .. 207 215
991784176.UG.FTS.B, 28.98%, 1/19/25 .. 188 194
991616379.UG.FTS.B, 29.45%, 1/19/25 .. 80 80
991547157.UG.FTS.B, 29.46%, 1/19/25 .. 327 333
991550875.UG.FTS.B, 29.47%, 1/19/25 .. 1,062 1,115
991767247.UG.FTS.B, 29.47%, 1/19/25 .. 326 339
991551878.UG.FTS.B, 29.48%, 1/19/25 .. 124 124
991542015.UG.FTS.B, 29.49%, 1/19/25 .. 196 197
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991547832.UG.FTS.B, 29.49%, 1/19/25 .. $ 120 $ 123
991556769.UG.FTS.B, 29.49%, 1/19/25 .. 89 93
991559196.UG.FTS.B, 29.49%, 1/19/25 .. 1,884 1,879
991567620.UG.FTS.B, 29.49%, 1/19/25 .. 162 167
991571908.UG.FTS.B, 29.49%, 1/19/25 .. 97 102
991575387.UG.FTS.B, 29.49%, 1/19/25 .. 132 139
991579317.UG.FTS.B, 29.49%, 1/19/25 .. 90 93
991587154.UG.FTS.B, 29.49%, 1/19/25 .. 148 21
991589395.UG.FTS.B, 29.49%, 1/19/25 .. 290 301
991590614.UG.FTS.B, 29.49%, 1/19/25 .. 146 152
991668851.UG.FTS.B, 29.49%, 1/19/25 .. 77 5
991700162.UG.FTS.B, 29.49%, 1/19/25 .. – –
991710813.UG.FTS.B, 29.49%, 1/19/25 .. 31 32
991719174.UG.FTS.B, 29.49%, 1/19/25 .. 892 929
991721350.UG.FTS.B, 29.49%, 1/19/25 .. 1,300 1,360
991732729.UG.FTS.B, 29.49%, 1/19/25 .. 85 85
991769796.UG.FTS.B, 29.49%, 1/19/25 .. 79 82
991771466.UG.FTS.B, 29.49%, 1/19/25 .. 102 106
991773161.UG.FTS.B, 29.49%, 1/19/25 .. 260 270
991782580.UG.FTS.B, 29.49%, 1/19/25 .. 62 65
991558482.UG.FTS.B, Zero Cpn, 1/20/25 . 1,320 91
991575963.UG.FTS.B, Zero Cpn, 1/20/25 . 117 8
991609600.UG.FTS.B, Zero Cpn, 1/20/25 . 1,153 79
991648690.UG.FTS.B, Zero Cpn, 1/20/25 . 85 6
991718671.UG.FTS.B, Zero Cpn, 1/20/25 . 203 14
991736469.UG.FTS.B, Zero Cpn, 1/20/25 . 41 3
991787423.UG.FTS.B, 14.98%, 1/20/25 .. 236 35
991550110.UG.FTS.B, 19.99%, 1/20/25 .. 198 207
991551168.UG.FTS.B, 19.99%, 1/20/25 .. 1,400 –
991558664.UG.FTS.B, 19.99%, 1/20/25 .. 229 237
991560098.UG.FTS.B, 19.99%, 1/20/25 .. 109 114
991563863.UG.FTS.B, 19.99%, 1/20/25 .. 201 209
991567021.UG.FTS.B, 19.99%, 1/20/25 .. 268 280
991569516.UG.FTS.B, 19.99%, 1/20/25 .. 553 577
991575551.UG.FTS.B, 19.99%, 1/20/25 .. 669 698
991579043.UG.FTS.B, 19.99%, 1/20/25 .. 1,407 1,098
991579154.UG.FTS.B, 19.99%, 1/20/25 .. 99 103
991580969.UG.FTS.B, 19.99%, 1/20/25 .. 680 706
991591112.UG.FTS.B, 19.99%, 1/20/25 .. 190 197
991612039.UG.FTS.B, 19.99%, 1/20/25 .. 55 56
991613122.UG.FTS.B, 19.99%, 1/20/25 .. 134 140
991615000.UG.FTS.B, 19.99%, 1/20/25 .. 259 270
991635746.UG.FTS.B, 19.99%, 1/20/25 .. 178 179
991642370.UG.FTS.B, 19.99%, 1/20/25 .. 163 170
991646361.UG.FTS.B, 19.99%, 1/20/25 .. 150 155
991650312.UG.FTS.B, 19.99%, 1/20/25 .. 168 173
991666023.UG.FTS.B, 19.99%, 1/20/25 .. 129 135
991676336.UG.FTS.B, 19.99%, 1/20/25 .. 67 68
991699684.UG.FTS.B, 19.99%, 1/20/25 .. 84 88
991751909.UG.FTS.B, 19.99%, 1/20/25 .. 97 100
991674160.UG.FTS.B, 25.95%, 1/20/25 .. 163 167
991693406.UG.FTS.B, 27.95%, 1/20/25 .. 671 674
991567052.UG.FTS.B, 27.99%, 1/20/25 .. 52 54
991653855.UG.FTS.B, 27.99%, 1/20/25 .. 155 161
991682363.UG.FTS.B, 27.99%, 1/20/25 .. 1,107 1,148
991544408.UG.FTS.B, 28.98%, 1/20/25 .. 70 73
991545892.UG.FTS.B, 28.98%, 1/20/25 .. 37 37
991546136.UG.FTS.B, 28.98%, 1/20/25 .. 46 46

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991547409.UG.FTS.B, 28.98%, 1/20/25 .. $ 60 $ 62
991547592.UG.FTS.B, 28.98%, 1/20/25 .. 5,159 354
991547593.UG.FTS.B, 28.98%, 1/20/25 .. 186 194
991547777.UG.FTS.B, 28.98%, 1/20/25 .. 53 54
991552067.UG.FTS.B, 28.98%, 1/20/25 .. 22 22
991552893.UG.FTS.B, 28.98%, 1/20/25 .. 289 300
991553649.UG.FTS.B, 28.98%, 1/20/25 .. 796 832
991554237.UG.FTS.B, 28.98%, 1/20/25 .. – –
991556261.UG.FTS.B, 28.98%, 1/20/25 .. 587 609
991557666.UG.FTS.B, 28.98%, 1/20/25 .. 704 722
991557809.UG.FTS.B, 28.98%, 1/20/25 .. 69 72
991558522.UG.FTS.B, 28.98%, 1/20/25 .. 66 68
991559055.UG.FTS.B, 28.98%, 1/20/25 .. 2,158 2,196
991559725.UG.FTS.B, 28.98%, 1/20/25 .. 450 471
991561334.UG.FTS.B, 28.98%, 1/20/25 .. 282 295
991562380.UG.FTS.B, 28.98%, 1/20/25 .. 132 138
991564330.UG.FTS.B, 28.98%, 1/20/25 .. 77 80
991566285.UG.FTS.B, 28.98%, 1/20/25 .. 156 163
991568849.UG.FTS.B, 28.98%, 1/20/25 .. 98 102
991568936.UG.FTS.B, 28.98%, 1/20/25 .. 185 194
991570565.UG.FTS.B, 28.98%, 1/20/25 .. 85 89
991571433.UG.FTS.B, 28.98%, 1/20/25 .. 107 112
991572223.UG.FTS.B, 28.98%, 1/20/25 .. 817 113
991572292.UG.FTS.B, 28.98%, 1/20/25 .. 16 16
991575019.UG.FTS.B, 28.98%, 1/20/25 .. 317 332
991575102.UG.FTS.B, 28.98%, 1/20/25 .. 823 861
991575747.UG.FTS.B, 28.98%, 1/20/25 .. 11 11
991579033.UG.FTS.B, 28.98%, 1/20/25 .. 110 115
991580751.UG.FTS.B, 28.98%, 1/20/25 .. 205 209
991581464.UG.FTS.B, 28.98%, 1/20/25 .. 102 103
991581893.UG.FTS.B, 28.98%, 1/20/25 .. 213 222
991583574.UG.FTS.B, 28.98%, 1/20/25 .. 30 30
991584117.UG.FTS.B, 28.98%, 1/20/25 .. 374 388
991588111.UG.FTS.B, 28.98%, 1/20/25 .. 79 81
991589534.UG.FTS.B, 28.98%, 1/20/25 .. 315 329
991589805.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991590552.UG.FTS.B, 28.98%, 1/20/25 .. 237 248
991591623.UG.FTS.B, 28.98%, 1/20/25 .. 74 –
991592663.UG.FTS.B, 28.98%, 1/20/25 .. 29 29
991594115.UG.FTS.B, 28.98%, 1/20/25 .. 554 577
991602891.UG.FTS.B, 28.98%, 1/20/25 .. 64 67
991603854.UG.FTS.B, 28.98%, 1/20/25 .. 213 222
991604545.UG.FTS.B, 28.98%, 1/20/25 .. 130 134
991604665.UG.FTS.B, 28.98%, 1/20/25 .. 122 126
991606337.UG.FTS.B, 28.98%, 1/20/25 .. 68 68
991608131.UG.FTS.B, 28.98%, 1/20/25 .. 127 133
991608902.UG.FTS.B, 28.98%, 1/20/25 .. 570 78
991609515.UG.FTS.B, 28.98%, 1/20/25 .. 263 275
991613998.UG.FTS.B, 28.98%, 1/20/25 .. 317 331
991616232.UG.FTS.B, 28.98%, 1/20/25 .. 88 91
991617883.UG.FTS.B, 28.98%, 1/20/25 .. 787 823
991621078.UG.FTS.B, 28.98%, 1/20/25 .. 78 78
991624075.UG.FTS.B, 28.98%, 1/20/25 .. – –
991625260.UG.FTS.B, 28.98%, 1/20/25 .. 77 80
991628122.UG.FTS.B, 28.98%, 1/20/25 .. 64 67
991629144.UG.FTS.B, 28.98%, 1/20/25 .. 364 380
991631399.UG.FTS.B, 28.98%, 1/20/25 .. 105 105
991634045.UG.FTS.B, 28.98%, 1/20/25 .. 92 96
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991634258.UG.FTS.B, 28.98%, 1/20/25 .. $ 245 $ 251
991639978.UG.FTS.B, 28.98%, 1/20/25 .. 112 9
991643294.UG.FTS.B, 28.98%, 1/20/25 .. 104 108
991645700.UG.FTS.B, 28.98%, 1/20/25 .. 655 670
991652792.UG.FTS.B, 28.98%, 1/20/25 .. 26 26
991653273.UG.FTS.B, 28.98%, 1/20/25 .. 93 96
991655177.UG.FTS.B, 28.98%, 1/20/25 .. 107 107
991655284.UG.FTS.B, 28.98%, 1/20/25 .. 35 36
991658226.UG.FTS.B, 28.98%, 1/20/25 .. 232 234
991661646.UG.FTS.B, 28.98%, 1/20/25 .. 228 234
991662576.UG.FTS.B, 28.98%, 1/20/25 .. 241 250
991665002.UG.FTS.B, 28.98%, 1/20/25 .. 657 687
991668194.UG.FTS.B, 28.98%, 1/20/25 .. 307 320
991672473.UG.FTS.B, 28.98%, 1/20/25 .. 173 180
991678497.UG.FTS.B, 28.98%, 1/20/25 .. 55 57
991683658.UG.FTS.B, 28.98%, 1/20/25 .. 25 25
991685455.UG.FTS.B, 28.98%, 1/20/25 .. 90 92
991686339.UG.FTS.B, 28.98%, 1/20/25 .. 127 132
991688152.UG.FTS.B, 28.98%, 1/20/25 .. 102 107
991688819.UG.FTS.B, 28.98%, 1/20/25 .. 222 230
991691824.UG.FTS.B, 28.98%, 1/20/25 .. 81 85
991695244.UG.FTS.B, 28.98%, 1/20/25 .. 12 13
991704987.UG.FTS.B, 28.98%, 1/20/25 .. 42 44
991708940.UG.FTS.B, 28.98%, 1/20/25 .. 19 19
991709725.UG.FTS.B, 28.98%, 1/20/25 .. 39 40
991711174.UG.FTS.B, 28.98%, 1/20/25 .. 44 45
991719591.UG.FTS.B, 28.98%, 1/20/25 .. 86 87
991727362.UG.FTS.B, 28.98%, 1/20/25 .. 122 126
991731657.UG.FTS.B, 28.98%, 1/20/25 .. 217 223
991737941.UG.FTS.B, 28.98%, 1/20/25 .. 38 39
991743913.UG.FTS.B, 28.98%, 1/20/25 .. 20 20
991745775.UG.FTS.B, 28.98%, 1/20/25 .. 54 54
991750085.UG.FTS.B, 28.98%, 1/20/25 .. 60 62
991752117.UG.FTS.B, 28.98%, 1/20/25 .. 130 134
991760438.UG.FTS.B, 28.98%, 1/20/25 .. 58 60
991764409.UG.FTS.B, 28.98%, 1/20/25 .. – –
991773470.UG.FTS.B, 28.98%, 1/20/25 .. 59 61
991773912.UG.FTS.B, 28.98%, 1/20/25 .. 118 122
991775579.UG.FTS.B, 28.98%, 1/20/25 .. 104 108
991544892.UG.FTS.B, 29.45%, 1/20/25 .. 503 527
991546469.UG.FTS.B, 29.45%, 1/20/25 .. 189 198
991590390.UG.FTS.B, 29.45%, 1/20/25 .. 83 87
991749201.UG.FTS.B, 29.45%, 1/20/25 .. 420 432
991546140.UG.FTS.B, 29.46%, 1/20/25 .. 282 293
991552999.UG.FTS.B, 29.46%, 1/20/25 .. 49 50
991554451.UG.FTS.B, 29.46%, 1/20/25 .. 422 442
991556833.UG.FTS.B, 29.46%, 1/20/25 .. 227 233
991572725.UG.FTS.B, 29.46%, 1/20/25 .. 73 76
991607542.UG.FTS.B, 29.46%, 1/20/25 .. 533 557
991638849.UG.FTS.B, 29.46%, 1/20/25 .. 171 178
991649368.UG.FTS.B, 29.46%, 1/20/25 .. 34 35
991666110.UG.FTS.B, 29.46%, 1/20/25 .. 63 64
991559050.UG.FTS.B, 29.47%, 1/20/25 .. 463 471
991570910.UG.FTS.B, 29.47%, 1/20/25 .. 71 73
991584353.UG.FTS.B, 29.47%, 1/20/25 .. 167 174
991584440.UG.FTS.B, 29.47%, 1/20/25 .. 90 92
991658968.UG.FTS.B, 29.47%, 1/20/25 .. 106 111
991545016.UG.FTS.B, 29.48%, 1/20/25 .. 402 423

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991546168.UG.FTS.B, 29.48%, 1/20/25 .. $ 146 $ 147
991555928.UG.FTS.B, 29.48%, 1/20/25 .. 160 169
991622988.UG.FTS.B, 29.48%, 1/20/25 .. 76 80
991674255.UG.FTS.B, 29.48%, 1/20/25 .. 645 668
991544466.UG.FTS.B, 29.49%, 1/20/25 .. 18 17
991544749.UG.FTS.B, 29.49%, 1/20/25 .. 447 462
991544865.UG.FTS.B, 29.49%, 1/20/25 .. 97 97
991544945.UG.FTS.B, 29.49%, 1/20/25 .. 242 255
991546174.UG.FTS.B, 29.49%, 1/20/25 .. 948 987
991546669.UG.FTS.B, 29.49%, 1/20/25 .. 63 64
991547049.UG.FTS.B, 29.49%, 1/20/25 .. 102 107
991547329.UG.FTS.B, 29.49%, 1/20/25 .. 92 97
991547440.UG.FTS.B, 29.49%, 1/20/25 .. 100 104
991547641.UG.FTS.B, 29.49%, 1/20/25 .. 56 57
991547872.UG.FTS.B, 29.49%, 1/20/25 .. 305 314
991547930.UG.FTS.B, 29.49%, 1/20/25 .. 15 15
991549454.UG.FTS.B, 29.49%, 1/20/25 .. 372 390
991552397.UG.FTS.B, 29.49%, 1/20/25 .. 121 9
991554242.UG.FTS.B, 29.49%, 1/20/25 .. 100 105
991555165.UG.FTS.B, 29.49%, 1/20/25 .. 115 122
991556819.UG.FTS.B, 29.49%, 1/20/25 .. 107 110
991557327.UG.FTS.B, 29.49%, 1/20/25 .. 531 557
991557786.UG.FTS.B, 29.49%, 1/20/25 .. 1,119 77
991559863.UG.FTS.B, 29.49%, 1/20/25 .. 186 195
991561412.UG.FTS.B, 29.49%, 1/20/25 .. 656 686
991562399.UG.FTS.B, 29.49%, 1/20/25 .. 80 2
991565868.UG.FTS.B, 29.49%, 1/20/25 .. 288 295
991570228.UG.FTS.B, 29.49%, 1/20/25 .. 94 98
991570854.UG.FTS.B, 29.49%, 1/20/25 .. 85 87
991571176.UG.FTS.B, 29.49%, 1/20/25 .. 84 88
991572440.UG.FTS.B, 29.49%, 1/20/25 .. 26 26
991576324.UG.FTS.B, 29.49%, 1/20/25 .. 1,606 1,689
991577211.UG.FTS.B, 29.49%, 1/20/25 .. 132 138
991577542.UG.FTS.B, 29.49%, 1/20/25 .. 24 24
991578455.UG.FTS.B, 29.49%, 1/20/25 .. 302 318
991578944.UG.FTS.B, 29.49%, 1/20/25 .. 111 117
991581659.UG.FTS.B, 29.49%, 1/20/25 .. 529 560
991582174.UG.FTS.B, 29.49%, 1/20/25 .. 84 87
991582980.UG.FTS.B, 29.49%, 1/20/25 .. 117 122
991583081.UG.FTS.B, 29.49%, 1/20/25 .. 96 –
991583340.UG.FTS.B, 29.49%, 1/20/25 .. 84 88
991583430.UG.FTS.B, 29.49%, 1/20/25 .. 204 214
991584191.UG.FTS.B, 29.49%, 1/20/25 .. 687 718
991584247.UG.FTS.B, 29.49%, 1/20/25 .. 476 36
991584881.UG.FTS.B, 29.49%, 1/20/25 .. 107 112
991586964.UG.FTS.B, 29.49%, 1/20/25 .. 129 136
991587665.UG.FTS.B, 29.49%, 1/20/25 .. 7 7
991587677.UG.FTS.B, 29.49%, 1/20/25 .. 643 658
991588325.UG.FTS.B, 29.49%, 1/20/25 .. 121 126
991591834.UG.FTS.B, 29.49%, 1/20/25 .. 114 119
991592214.UG.FTS.B, 29.49%, 1/20/25 .. 136 140
991593970.UG.FTS.B, 29.49%, 1/20/25 .. 646 676
991596930.UG.FTS.B, 29.49%, 1/20/25 .. 87 14
991598790.UG.FTS.B, 29.49%, 1/20/25 .. 149 152
991600631.UG.FTS.B, 29.49%, 1/20/25 .. 193 27
991601559.UG.FTS.B, 29.49%, 1/20/25 .. 265 277
991605866.UG.FTS.B, 29.49%, 1/20/25 .. 232 244
991607008.UG.FTS.B, 29.49%, 1/20/25 .. 136 138
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991612971.UG.FTS.B, 29.49%, 1/20/25 .. $ 102 $ 15
991614076.UG.FTS.B, 29.49%, 1/20/25 .. 674 705
991616553.UG.FTS.B, 29.49%, 1/20/25 .. 74 78
991617166.UG.FTS.B, 29.49%, 1/20/25 .. 314 49
991617328.UG.FTS.B, 29.49%, 1/20/25 .. 1,412 1,480
991617793.UG.FTS.B, 29.49%, 1/20/25 .. 100 104
991620217.UG.FTS.B, 29.49%, 1/20/25 .. 54 56
991621352.UG.FTS.B, 29.49%, 1/20/25 .. 184 191
991633281.UG.FTS.B, 29.49%, 1/20/25 .. 93 97
991644250.UG.FTS.B, 29.49%, 1/20/25 .. 35 6
991655092.UG.FTS.B, 29.49%, 1/20/25 .. 418 433
991655877.UG.FTS.B, 29.49%, 1/20/25 .. 68 72
991656434.UG.FTS.B, 29.49%, 1/20/25 .. 245 39
991657357.UG.FTS.B, 29.49%, 1/20/25 .. 999 1,058
991660718.UG.FTS.B, 29.49%, 1/20/25 .. 223 234
991666604.UG.FTS.B, 29.49%, 1/20/25 .. 525 550
991670103.UG.FTS.B, 29.49%, 1/20/25 .. 525 549
991672222.UG.FTS.B, 29.49%, 1/20/25 .. 236 246
991672277.UG.FTS.B, 29.49%, 1/20/25 .. 6 6
991676079.UG.FTS.B, 29.49%, 1/20/25 .. 214 226
991679088.UG.FTS.B, 29.49%, 1/20/25 .. 273 281
991681019.UG.FTS.B, 29.49%, 1/20/25 .. 776 811
991690090.UG.FTS.B, 29.49%, 1/20/25 .. 141 146
991692717.UG.FTS.B, 29.49%, 1/20/25 .. 65 68
991693352.UG.FTS.B, 29.49%, 1/20/25 .. 14 15
991693696.UG.FTS.B, 29.49%, 1/20/25 .. 166 170
991702622.UG.FTS.B, 29.49%, 1/20/25 .. 77 81
991704174.UG.FTS.B, 29.49%, 1/20/25 .. 64 66
991704331.UG.FTS.B, 29.49%, 1/20/25 .. 63 67
991706369.UG.FTS.B, 29.49%, 1/20/25 .. 69 72
991706803.UG.FTS.B, 29.49%, 1/20/25 .. 16 16
991709703.UG.FTS.B, 29.49%, 1/20/25 .. 77 80
991714458.UG.FTS.B, 29.49%, 1/20/25 .. 186 193
991716502.UG.FTS.B, 29.49%, 1/20/25 .. 605 628
991717405.UG.FTS.B, 29.49%, 1/20/25 .. 115 117
991718693.UG.FTS.B, 29.49%, 1/20/25 .. 121 9
991724082.UG.FTS.B, 29.49%, 1/20/25 .. 92 97
991724684.UG.FTS.B, 29.49%, 1/20/25 .. 45 46
991726589.UG.FTS.B, 29.49%, 1/20/25 .. 63 65
991729024.UG.FTS.B, 29.49%, 1/20/25 .. 135 –
991731378.UG.FTS.B, 29.49%, 1/20/25 .. 62 65
991731411.UG.FTS.B, 29.49%, 1/20/25 .. 398 408
991731675.UG.FTS.B, 29.49%, 1/20/25 .. 56 58
991733097.UG.FTS.B, 29.49%, 1/20/25 .. 63 66
991734979.UG.FTS.B, 29.49%, 1/20/25 .. 74 76
991736419.UG.FTS.B, 29.49%, 1/20/25 .. 64 66
991737012.UG.FTS.B, 29.49%, 1/20/25 .. 125 130
991740302.UG.FTS.B, 29.49%, 1/20/25 .. 86 89
991744616.UG.FTS.B, 29.49%, 1/20/25 .. 23 23
991745338.UG.FTS.B, 29.49%, 1/20/25 .. 78 81
991749746.UG.FTS.B, 29.49%, 1/20/25 .. 522 539
991753458.UG.FTS.B, 29.49%, 1/20/25 .. 122 127
991766938.UG.FTS.B, 29.49%, 1/20/25 .. 139 144
991769449.UG.FTS.B, 29.49%, 1/20/25 .. – –
991771215.UG.FTS.B, 29.49%, 1/20/25 .. 111 115
991771844.UG.FTS.B, 29.49%, 1/20/25 .. 72 75
991772908.UG.FTS.B, 29.49%, 1/20/25 .. 416 432
991775501.UG.FTS.B, 29.49%, 1/20/25 .. 132 135

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991783396.UG.FTS.B, 29.49%, 1/20/25 .. $ 260 $ 271
991791018.UG.FTS.B, 29.49%, 1/20/25 .. 4 4
991683560.UG.FTS.B, Zero Cpn, 1/21/25 . 119 8
991737499.UG.FTS.B, Zero Cpn, 1/21/25 . 260 18
991774631.UG.FTS.B, Zero Cpn, 1/21/25 . 246 17
991784133.UG.FTS.B, Zero Cpn, 1/21/25 . 401 27
991713284.UG.FTS.B, 15.97%, 1/21/25 .. 62 63
991636992.UG.FTS.B, 16.99%, 1/21/25 .. 25 25
991655053.UG.FTS.B, 17.99%, 1/21/25 .. 4,418 4,519
991793260.UG.FTS.B, 17.99%, 1/21/25 .. 4,802 4,893
991764938.UG.FTS.B, 18.97%, 1/21/25 .. 131 133
991749978.UG.FTS.B, 19.8%, 1/21/25 ... 168 171
991716662.UG.FTS.B, 19.99%, 1/21/25 .. 202 210
991722265.UG.FTS.B, 19.99%, 1/21/25 .. 755 779
991757989.UG.FTS.B, 19.99%, 1/21/25 .. 108 111
991700316.UG.FTS.B, 20.46%, 1/21/25 .. 55 56
991762170.UG.FTS.B, 20.46%, 1/21/25 .. 398 403
991748280.UG.FTS.B, 21.98%, 1/21/25 .. 43 44
991673663.UG.FTS.B, 22.97%, 1/21/25 .. 500 505
991741785.UG.FTS.B, 27.99%, 1/21/25 .. 125 130
991642567.UG.FTS.B, 28.98%, 1/21/25 .. 241 251
991662823.UG.FTS.B, 28.98%, 1/21/25 .. 178 183
991665576.UG.FTS.B, 28.98%, 1/21/25 .. 367 384
991670622.UG.FTS.B, 28.98%, 1/21/25 .. 258 265
991675079.UG.FTS.B, 28.98%, 1/21/25 .. 469 487
991678858.UG.FTS.B, 28.98%, 1/21/25 .. 100 104
991680977.UG.FTS.B, 28.98%, 1/21/25 .. 627 648
991681791.UG.FTS.B, 28.98%, 1/21/25 .. 519 542
991682680.UG.FTS.B, 28.98%, 1/21/25 .. 182 190
991694207.UG.FTS.B, 28.98%, 1/21/25 .. 110 114
991694819.UG.FTS.B, 28.98%, 1/21/25 .. 7 7
991695760.UG.FTS.B, 28.98%, 1/21/25 .. – –
991698062.UG.FTS.B, 28.98%, 1/21/25 .. 104 109
991701470.UG.FTS.B, 28.98%, 1/21/25 .. 240 249
991705041.UG.FTS.B, 28.98%, 1/21/25 .. 104 108
991705300.UG.FTS.B, 28.98%, 1/21/25 .. 297 306
991706808.UG.FTS.B, 28.98%, 1/21/25 .. 339 349
991708246.UG.FTS.B, 28.98%, 1/21/25 .. 104 105
991725073.UG.FTS.B, 28.98%, 1/21/25 .. 71 74
991733515.UG.FTS.B, 28.98%, 1/21/25 .. 74 77
991740862.UG.FTS.B, 28.98%, 1/21/25 .. 130 135
991761552.UG.FTS.B, 28.98%, 1/21/25 .. 64 66
991761801.UG.FTS.B, 28.98%, 1/21/25 .. 111 115
991767899.UG.FTS.B, 28.98%, 1/21/25 .. 70 70
991665122.UG.FTS.B, 29.49%, 1/21/25 .. 580 607
991666036.UG.FTS.B, 29.49%, 1/21/25 .. 412 432
991669205.UG.FTS.B, 29.49%, 1/21/25 .. 106 112
991687042.UG.FTS.B, 29.49%, 1/21/25 .. 209 34
991688094.UG.FTS.B, 29.49%, 1/21/25 .. 707 748
991689751.UG.FTS.B, 29.49%, 1/21/25 .. 57 57
991690832.UG.FTS.B, 29.49%, 1/21/25 .. 78 82
991691912.UG.FTS.B, 29.49%, 1/21/25 .. 151 159
991694190.UG.FTS.B, 29.49%, 1/21/25 .. 146 154
991709042.UG.FTS.B, 29.49%, 1/21/25 .. 103 104
991712669.UG.FTS.B, 29.49%, 1/21/25 .. 85 14
991714196.UG.FTS.B, 29.49%, 1/21/25 .. 10 10
991716170.UG.FTS.B, 29.49%, 1/21/25 .. 18 18
991717859.UG.FTS.B, 29.49%, 1/21/25 .. 149 153
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991717914.UG.FTS.B, 29.49%, 1/21/25 .. $ 282 $ 294
991718350.UG.FTS.B, 29.49%, 1/21/25 .. 157 164
991721576.UG.FTS.B, 29.49%, 1/21/25 .. 31 32
991722825.UG.FTS.B, 29.49%, 1/21/25 .. 413 58
991731739.UG.FTS.B, 29.49%, 1/21/25 .. 192 193
991736128.UG.FTS.B, 29.49%, 1/21/25 .. 26 27
991738527.UG.FTS.B, 29.49%, 1/21/25 .. 64 –
991740528.UG.FTS.B, 29.49%, 1/21/25 .. 1,272 1,310
991741010.UG.FTS.B, 29.49%, 1/21/25 .. 97 101
991751558.UG.FTS.B, 29.49%, 1/21/25 .. 2,104 296
991758421.UG.FTS.B, 29.49%, 1/21/25 .. 96 100
991773655.UG.FTS.B, 29.49%, 1/21/25 .. 156 162
991776264.UG.FTS.B, 29.49%, 1/21/25 .. 97 90
991777636.UG.FTS.B, 29.49%, 1/21/25 .. 77 77
991785876.UG.FTS.B, 29.49%, 1/21/25 .. 212 223
991679933.UG.FTS.B, Zero Cpn, 1/22/25 . – –
991683610.UG.FTS.B, Zero Cpn, 1/22/25 . 95 7
991718275.UG.FTS.B, 14.98%, 1/22/25 .. 943 965
991737948.UG.FTS.B, 14.98%, 1/22/25 .. 290 292
991790203.UG.FTS.B, 14.98%, 1/22/25 .. 88 90
991756518.UG.FTS.B, 15%, 1/22/25 ..... 125 127
991754215.UG.FTS.B, 15.97%, 1/22/25 .. 52 53
991775455.UG.FTS.B, 16.99%, 1/22/25 .. 668 681
991698551.UG.FTS.B, 17.99%, 1/22/25 .. 311 319
991737115.UG.FTS.B, 17.99%, 1/22/25 .. 333 340
991634646.UG.FTS.B, 18.97%, 1/22/25 .. 244 250
991718040.UG.FTS.B, 18.97%, 1/22/25 .. 187 191
991685413.UG.FTS.B, 19.21%, 1/22/25 .. 103 105
991691716.UG.FTS.B, 19.21%, 1/22/25 .. 1,218 1,248
991719610.UG.FTS.B, 19.21%, 1/22/25 .. 1,285 163
991789966.UG.FTS.B, 19.8%, 1/22/25 ... 138 140
991643928.UG.FTS.B, 19.97%, 1/22/25 .. 76 78
991683557.UG.FTS.B, 19.99%, 1/22/25 .. 1,559 1,633
991788027.UG.FTS.B, 19.99%, 1/22/25 .. 147 153
991662768.UG.FTS.B, 20.97%, 1/22/25 .. 61 61
991695092.UG.FTS.B, 21.46%, 1/22/25 .. 64 64
991754484.UG.FTS.B, 21.46%, 1/22/25 .. 87 89
991637211.UG.FTS.B, 21.97%, 1/22/25 .. 123 16
991678173.UG.FTS.B, 21.98%, 1/22/25 .. 56 58
991801534.UG.FTS.B, 22.97%, 1/22/25 .. 73 75
991672498.UG.FTS.B, 23.95%, 1/22/25 .. 81 83
991652030.UG.FTS.B, 26.94%, 1/22/25 .. 94 97
991632809.UG.FTS.B, 28.98%, 1/22/25 .. 78 80
991654067.UG.FTS.B, 28.98%, 1/22/25 .. 599 603
991655233.UG.FTS.B, 28.98%, 1/22/25 .. 144 150
991657460.UG.FTS.B, 28.98%, 1/22/25 .. 260 272
991678788.UG.FTS.B, 28.98%, 1/22/25 .. 34 34
991694072.UG.FTS.B, 28.98%, 1/22/25 .. 435 456
991722351.UG.FTS.B, 28.98%, 1/22/25 .. 521 545
991644808.UG.FTS.B, 29.49%, 1/22/25 .. 29 29
991646259.UG.FTS.B, 29.49%, 1/22/25 .. 371 391
991672394.UG.FTS.B, 29.49%, 1/22/25 .. 50 52
991682094.UG.FTS.B, 29.49%, 1/22/25 .. 385 386
991688247.UG.FTS.B, 29.49%, 1/22/25 .. 79 83
991713706.UG.FTS.B, 29.49%, 1/22/25 .. 90 –
991718290.UG.FTS.B, 29.49%, 1/22/25 .. 104 109
991736296.UG.FTS.B, 29.49%, 1/22/25 .. 83 –
991746532.UG.FTS.B, 29.49%, 1/22/25 .. 767 800

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991749787.UG.FTS.B, 29.49%, 1/22/25 .. $ 170 $ 175
991751645.UG.FTS.B, 29.49%, 1/22/25 .. 59 61
991758788.UG.FTS.B, 29.49%, 1/22/25 .. 170 177
991765455.UG.FTS.B, 29.49%, 1/22/25 .. 179 187
991779420.UG.FTS.B, 29.49%, 1/22/25 .. 146 148
991792431.UG.FTS.B, 29.49%, 1/22/25 .. 465 473
991802876.UG.FTS.B, 29.49%, 1/22/25 .. 260 272
991661550.UG.FTS.B, Zero Cpn, 1/23/25 . 60 4
991672381.UG.FTS.B, Zero Cpn, 1/23/25 . 401 28
991734227.UG.FTS.B, Zero Cpn, 1/23/25 . 193 13
991636779.UG.FTS.B, 14.98%, 1/23/25 .. 74 76
991673294.UG.FTS.B, 14.98%, 1/23/25 .. 2,759 2,773
991685301.UG.FTS.B, 14.98%, 1/23/25 .. 663 679
991810697.UG.FTS.B, 14.98%, 1/23/25 .. 702 716
991669666.UG.FTS.B, 15.97%, 1/23/25 .. 156 3
991720270.UG.FTS.B, 16.99%, 1/23/25 .. 407 411
991713762.UG.FTS.B, 18.21%, 1/23/25 .. 59 59
991629464.UG.FTS.B, 18.97%, 1/23/25 .. 31 32
991652563.UG.FTS.B, 18.97%, 1/23/25 .. 896 918
991654901.UG.FTS.B, 18.97%, 1/23/25 .. 4,881 5,001
991655628.UG.FTS.B, 19.21%, 1/23/25 .. 212 216
991700455.UG.FTS.B, 19.21%, 1/23/25 .. 210 210
991632705.UG.FTS.B, 19.99%, 1/23/25 .. 477 483
991655150.UG.FTS.B, 19.99%, 1/23/25 .. 279 285
991671970.UG.FTS.B, 19.99%, 1/23/25 .. 175 183
991679224.UG.FTS.B, 19.99%, 1/23/25 .. 78 79
991665786.UG.FTS.B, 20.46%, 1/23/25 .. 137 138
991701667.UG.FTS.B, 20.46%, 1/23/25 .. 89 90
991722899.UG.FTS.B, 20.46%, 1/23/25 .. 147 151
991705904.UG.FTS.B, 20.98%, 1/23/25 .. 41 41
991677495.UG.FTS.B, 21.46%, 1/23/25 .. 82 84
991700214.UG.FTS.B, 21.46%, 1/23/25 .. 160 164
991710233.UG.FTS.B, 21.46%, 1/23/25 .. 320 328
991745840.UG.FTS.B, 21.46%, 1/23/25 .. 124 125
991666562.UG.FTS.B, 21.97%, 1/23/25 .. 41 41
991641726.UG.FTS.B, 21.98%, 1/23/25 .. 545 552
991759715.UG.FTS.B, 21.98%, 1/23/25 .. 298 304
991784495.UG.FTS.B, 25.98%, 1/23/25 .. 104 15
991636074.UG.FTS.B, 28.98%, 1/23/25 .. 355 366
991636843.UG.FTS.B, 28.98%, 1/23/25 .. 204 208
991644625.UG.FTS.B, 28.98%, 1/23/25 .. 117 16
991644719.UG.FTS.B, 28.98%, 1/23/25 .. 485 504
991665490.UG.FTS.B, 28.98%, 1/23/25 .. 262 275
991667605.UG.FTS.B, 28.98%, 1/23/25 .. 352 369
991671248.UG.FTS.B, 28.98%, 1/23/25 .. 128 2
991671791.UG.FTS.B, 28.98%, 1/23/25 .. 143 145
991675411.UG.FTS.B, 28.98%, 1/23/25 .. 448 463
991693174.UG.FTS.B, 28.98%, 1/23/25 .. 129 135
991693333.UG.FTS.B, 28.98%, 1/23/25 .. 151 156
991714226.UG.FTS.B, 28.98%, 1/23/25 .. 33 33
991719766.UG.FTS.B, 28.98%, 1/23/25 .. 256 267
991720618.UG.FTS.B, 28.98%, 1/23/25 .. 75 6
991740876.UG.FTS.B, 28.98%, 1/23/25 .. 2,141 2,204
991743895.UG.FTS.B, 28.98%, 1/23/25 .. 160 166
991755793.UG.FTS.B, 28.98%, 1/23/25 .. 108 90
991759756.UG.FTS.B, 28.98%, 1/23/25 .. 44 45
991772947.UG.FTS.B, 28.98%, 1/23/25 .. 516 536
991774877.UG.FTS.B, 28.98%, 1/23/25 .. 99 103
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991782023.UG.FTS.B, 28.98%, 1/23/25 .. $ 254 $ 264
991782508.UG.FTS.B, 28.98%, 1/23/25 .. 181 13
991635514.UG.FTS.B, 29.49%, 1/23/25 .. 1,562 1,612
991640354.UG.FTS.B, 29.49%, 1/23/25 .. 214 225
991643437.UG.FTS.B, 29.49%, 1/23/25 .. 91 95
991648051.UG.FTS.B, 29.49%, 1/23/25 .. 264 278
991650076.UG.FTS.B, 29.49%, 1/23/25 .. 10 10
991651099.UG.FTS.B, 29.49%, 1/23/25 .. 77 80
991655169.UG.FTS.B, 29.49%, 1/23/25 .. 105 112
991659040.UG.FTS.B, 29.49%, 1/23/25 .. 15 15
991662010.UG.FTS.B, 29.49%, 1/23/25 .. 125 131
991662703.UG.FTS.B, 29.49%, 1/23/25 .. – –
991664752.UG.FTS.B, 29.49%, 1/23/25 .. 784 817
991664791.UG.FTS.B, 29.49%, 1/23/25 .. 120 126
991669828.UG.FTS.B, 29.49%, 1/23/25 .. 160 168
991670618.UG.FTS.B, 29.49%, 1/23/25 .. 92 94
991678185.UG.FTS.B, 29.49%, 1/23/25 .. 46 48
991682804.UG.FTS.B, 29.49%, 1/23/25 .. – –
991684319.UG.FTS.B, 29.49%, 1/23/25 .. 37 38
991685999.UG.FTS.B, 29.49%, 1/23/25 .. 14 14
991688858.UG.FTS.B, 29.49%, 1/23/25 .. 99 102
991694241.UG.FTS.B, 29.49%, 1/23/25 .. 75 77
991705948.UG.FTS.B, 29.49%, 1/23/25 .. 48 50
991710464.UG.FTS.B, 29.49%, 1/23/25 .. 75 78
991711068.UG.FTS.B, 29.49%, 1/23/25 .. 12 12
991739566.UG.FTS.B, 29.49%, 1/23/25 .. 628 507
991740952.UG.FTS.B, 29.49%, 1/23/25 .. 114 119
991758368.UG.FTS.B, 29.49%, 1/23/25 .. 238 249
991762640.UG.FTS.B, 29.49%, 1/23/25 .. 70 73
991763398.UG.FTS.B, 29.49%, 1/23/25 .. 66 69
991764778.UG.FTS.B, 29.49%, 1/23/25 .. 86 90
991764948.UG.FTS.B, 29.49%, 1/23/25 .. 12 12
991781870.UG.FTS.B, 29.49%, 1/23/25 .. 192 199
991792329.UG.FTS.B, 29.49%, 1/23/25 .. 196 205
991795103.UG.FTS.B, 29.49%, 1/23/25 .. 9 9
991798958.UG.FTS.B, 29.49%, 1/23/25 .. 109 110
991816343.UG.FTS.B, 29.49%, 1/23/25 .. 86 90
991704768.UG.FTS.B, Zero Cpn, 1/24/25 . 558 39
991799064.UG.FTS.B, Zero Cpn, 1/24/25 . 642 45
991823070.UG.FTS.B, Zero Cpn, 1/24/25 . 728 51
991755553.UG.FTS.B, 14.98%, 1/24/25 .. 182 185
991648853.UG.FTS.B, 15%, 1/24/25 ..... 2,308 2,331
991800979.UG.FTS.B, 15.97%, 1/24/25 .. 3,314 3,378
991746840.UG.FTS.B, 17.99%, 1/24/25 .. 751 763
991699954.UG.FTS.B, 18.97%, 1/24/25 .. 67 69
991629457.UG.FTS.B, 19.99%, 1/24/25 .. 297 307
991642292.UG.FTS.B, 19.99%, 1/24/25 .. 101 105
991653352.UG.FTS.B, 19.99%, 1/24/25 .. 79 83
991670504.UG.FTS.B, 19.99%, 1/24/25 .. 42 42
991799920.UG.FTS.B, 19.99%, 1/24/25 .. 1,032 1,071
991805172.UG.FTS.B, 19.99%, 1/24/25 .. 52 54
991805637.UG.FTS.B, 19.99%, 1/24/25 .. 127 132
991807354.UG.FTS.B, 19.99%, 1/24/25 .. 33 34
991813869.UG.FTS.B, 19.99%, 1/24/25 .. 29 29
991722377.UG.FTS.B, 20.46%, 1/24/25 .. 1,476 1,514
991745755.UG.FTS.B, 20.46%, 1/24/25 .. 232 237
991631506.UG.FTS.B, 21.46%, 1/24/25 .. 169 173
991722423.UG.FTS.B, 21.98%, 1/24/25 .. 2,238 2,301

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991706518.UG.FTS.B, 24.95%, 1/24/25 .. $ 677 $ 697
991780248.UG.FTS.B, 27.95%, 1/24/25 .. 49 51
991575802.UG.FTS.B, 28.98%, 1/24/25 .. 452 456
991577230.UG.FTS.B, 28.98%, 1/24/25 .. 106 111
991577662.UG.FTS.B, 28.98%, 1/24/25 .. 130 133
991578656.UG.FTS.B, 28.98%, 1/24/25 .. 519 533
991617118.UG.FTS.B, 28.98%, 1/24/25 .. 1 1
991628863.UG.FTS.B, 28.98%, 1/24/25 .. 495 519
991639159.UG.FTS.B, 28.98%, 1/24/25 .. 54 56
991640485.UG.FTS.B, 28.98%, 1/24/25 .. 790 822
991645339.UG.FTS.B, 28.98%, 1/24/25 .. 294 303
991659856.UG.FTS.B, 28.98%, 1/24/25 .. 75 79
991665878.UG.FTS.B, 28.98%, 1/24/25 .. 231 242
991667154.UG.FTS.B, 28.98%, 1/24/25 .. 263 266
991670648.UG.FTS.B, 28.98%, 1/24/25 .. 62 63
991673929.UG.FTS.B, 28.98%, 1/24/25 .. 46 46
991685641.UG.FTS.B, 28.98%, 1/24/25 .. 136 138
991689399.UG.FTS.B, 28.98%, 1/24/25 .. 90 93
991692103.UG.FTS.B, 28.98%, 1/24/25 .. 314 329
991713017.UG.FTS.B, 28.98%, 1/24/25 .. 115 121
991722576.UG.FTS.B, 28.98%, 1/24/25 .. 30 31
991724136.UG.FTS.B, 28.98%, 1/24/25 .. 82 86
991725390.UG.FTS.B, 28.98%, 1/24/25 .. 6 6
991725698.UG.FTS.B, 28.98%, 1/24/25 .. 174 179
991733516.UG.FTS.B, 28.98%, 1/24/25 .. 213 221
991754851.UG.FTS.B, 28.98%, 1/24/25 .. 66 69
991761556.UG.FTS.B, 28.98%, 1/24/25 .. 28 29
991780591.UG.FTS.B, 28.98%, 1/24/25 .. 124 125
991781585.UG.FTS.B, 28.98%, 1/24/25 .. 24 24
991781826.UG.FTS.B, 28.98%, 1/24/25 .. 186 188
991783742.UG.FTS.B, 28.98%, 1/24/25 .. 410 424
991785319.UG.FTS.B, 28.98%, 1/24/25 .. 343 356
991789793.UG.FTS.B, 28.98%, 1/24/25 .. 707 734
991789906.UG.FTS.B, 28.98%, 1/24/25 .. 146 153
991791199.UG.FTS.B, 28.98%, 1/24/25 .. 123 126
991791520.UG.FTS.B, 28.98%, 1/24/25 .. 47 48
991580987.UG.FTS.B, 29.49%, 1/24/25 .. 1 1
991589214.UG.FTS.B, 29.49%, 1/24/25 .. 460 482
991598092.UG.FTS.B, 29.49%, 1/24/25 .. 86 90
991598173.UG.FTS.B, 29.49%, 1/24/25 .. 222 226
991635775.UG.FTS.B, 29.49%, 1/24/25 .. 172 181
991637080.UG.FTS.B, 29.49%, 1/24/25 .. 70 74
991645022.UG.FTS.B, 29.49%, 1/24/25 .. 64 67
991648884.UG.FTS.B, 29.49%, 1/24/25 .. 51 51
991650579.UG.FTS.B, 29.49%, 1/24/25 .. 108 110
991658664.UG.FTS.B, 29.49%, 1/24/25 .. 120 126
991660665.UG.FTS.B, 29.49%, 1/24/25 .. 269 274
991662002.UG.FTS.B, 29.49%, 1/24/25 .. 292 305
991671992.UG.FTS.B, 29.49%, 1/24/25 .. 464 487
991678623.UG.FTS.B, 29.49%, 1/24/25 .. 21 22
991679445.UG.FTS.B, 29.49%, 1/24/25 .. 81 85
991684181.UG.FTS.B, 29.49%, 1/24/25 .. 451 473
991685612.UG.FTS.B, 29.49%, 1/24/25 .. 28 28
991692536.UG.FTS.B, 29.49%, 1/24/25 .. 200 210
991697044.UG.FTS.B, 29.49%, 1/24/25 .. 162 171
991700205.UG.FTS.B, 29.49%, 1/24/25 .. 246 256
991714607.UG.FTS.B, 29.49%, 1/24/25 .. 166 167
991714762.UG.FTS.B, 29.49%, 1/24/25 .. 71 75
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991715066.UG.FTS.B, 29.49%, 1/24/25 .. $ 75 $ 76
991723894.UG.FTS.B, 29.49%, 1/24/25 .. 173 182
991731570.UG.FTS.B, 29.49%, 1/24/25 .. 35 36
991736234.UG.FTS.B, 29.49%, 1/24/25 .. 209 211
991738330.UG.FTS.B, 29.49%, 1/24/25 .. 62 63
991741387.UG.FTS.B, 29.49%, 1/24/25 .. 124 129
991742865.UG.FTS.B, 29.49%, 1/24/25 .. 373 389
991758058.UG.FTS.B, 29.49%, 1/24/25 .. 509 529
991774946.UG.FTS.B, 29.49%, 1/24/25 .. 527 549
991781667.UG.FTS.B, 29.49%, 1/24/25 .. 54 56
991799040.UG.FTS.B, 29.49%, 1/24/25 .. 118 123
991634734.UG.FTS.B, Zero Cpn, 1/25/25 . 87 6
991636211.UG.FTS.B, Zero Cpn, 1/25/25 . 765 52
991641968.UG.FTS.B, Zero Cpn, 1/25/25 . 123 9
991667459.UG.FTS.B, Zero Cpn, 1/25/25 . – –
991696083.UG.FTS.B, Zero Cpn, 1/25/25 . 352 25
991699956.UG.FTS.B, Zero Cpn, 1/25/25 . 94 6
991751144.UG.FTS.B, Zero Cpn, 1/25/25 . 213 15
991722200.UG.FTS.B, 14.98%, 1/25/25 .. 189 193
991685938.UG.FTS.B, 15.97%, 1/25/25 .. 76 78
991719427.UG.FTS.B, 15.97%, 1/25/25 .. 178 183
991706579.UG.FTS.B, 16.99%, 1/25/25 .. 33 33
991658411.UG.FTS.B, 18.97%, 1/25/25 .. 340 345
991749481.UG.FTS.B, 18.97%, 1/25/25 .. 379 386
991639650.UG.FTS.B, 19.21%, 1/25/25 .. 1,795 3
991667139.UG.FTS.B, 19.21%, 1/25/25 .. 239 245
991690379.UG.FTS.B, 19.21%, 1/25/25 .. 182 185
991811906.UG.FTS.B, 19.46%, 1/25/25 .. 83 85
991596563.UG.FTS.B, 19.99%, 1/25/25 .. 155 161
991598409.UG.FTS.B, 19.99%, 1/25/25 .. 171 173
991639253.UG.FTS.B, 19.99%, 1/25/25 .. 19 19
991647962.UG.FTS.B, 19.99%, 1/25/25 .. 174 181
991655538.UG.FTS.B, 19.99%, 1/25/25 .. 181 185
991671306.UG.FTS.B, 19.99%, 1/25/25 .. 75 78
991751611.UG.FTS.B, 19.99%, 1/25/25 .. 105 109
991754276.UG.FTS.B, 19.99%, 1/25/25 .. 203 211
991810011.UG.FTS.B, 19.99%, 1/25/25 .. 390 405
991647666.UG.FTS.B, 20.46%, 1/25/25 .. 3,817 3,896
991701511.UG.FTS.B, 20.46%, 1/25/25 .. 768 784
991735068.UG.FTS.B, 20.97%, 1/25/25 .. 263 267
991659246.UG.FTS.B, 21.46%, 1/25/25 .. 74 75
991721907.UG.FTS.B, 21.98%, 1/25/25 .. 597 614
991781998.UG.FTS.B, 21.98%, 1/25/25 .. 44 44
991643275.UG.FTS.B, 22.97%, 1/25/25 .. 1,274 1,308
991676736.UG.FTS.B, 27.99%, 1/25/25 .. 33 34
991824491.UG.FTS.B, 27.99%, 1/25/25 .. 1,166 90
991585948.UG.FTS.B, 28.98%, 1/25/25 .. 621 643
991591061.UG.FTS.B, 28.98%, 1/25/25 .. 12 13
991629093.UG.FTS.B, 28.98%, 1/25/25 .. 65 66
991632477.UG.FTS.B, 28.98%, 1/25/25 .. 73 76
991645264.UG.FTS.B, 28.98%, 1/25/25 .. 84 88
991654157.UG.FTS.B, 28.98%, 1/25/25 .. 39 40
991655910.UG.FTS.B, 28.98%, 1/25/25 .. 87 89
991666507.UG.FTS.B, 28.98%, 1/25/25 .. 123 129
991684431.UG.FTS.B, 28.98%, 1/25/25 .. 211 215
991687378.UG.FTS.B, 28.98%, 1/25/25 .. 118 122
991700250.UG.FTS.B, 28.98%, 1/25/25 .. 212 221
991708850.UG.FTS.B, 28.98%, 1/25/25 .. 162 165

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991711013.UG.FTS.B, 28.98%, 1/25/25 .. $ 103 $ 17
991711440.UG.FTS.B, 28.98%, 1/25/25 .. 26 27
991717265.UG.FTS.B, 28.98%, 1/25/25 .. 63 64
991762497.UG.FTS.B, 28.98%, 1/25/25 .. 48 49
991764057.UG.FTS.B, 28.98%, 1/25/25 .. 36 6
991767844.UG.FTS.B, 28.98%, 1/25/25 .. 88 92
991782809.UG.FTS.B, 28.98%, 1/25/25 .. 148 154
991789094.UG.FTS.B, 28.98%, 1/25/25 .. 90 7
991790856.UG.FTS.B, 28.98%, 1/25/25 .. 481 500
991801847.UG.FTS.B, 28.98%, 1/25/25 .. 105 109
991813711.UG.FTS.B, 28.98%, 1/25/25 .. 334 339
991816486.UG.FTS.B, 28.98%, 1/25/25 .. 207 214
991832332.UG.FTS.B, 28.98%, 1/25/25 .. 128 133
991583030.UG.FTS.B, 29.49%, 1/25/25 .. 356 365
991584718.UG.FTS.B, 29.49%, 1/25/25 .. 795 813
991586667.UG.FTS.B, 29.49%, 1/25/25 .. 137 145
991588166.UG.FTS.B, 29.49%, 1/25/25 .. 183 193
991588873.UG.FTS.B, 29.49%, 1/25/25 .. 236 245
991591360.UG.FTS.B, 29.49%, 1/25/25 .. 418 439
991592156.UG.FTS.B, 29.49%, 1/25/25 .. 61 62
991595877.UG.FTS.B, 29.49%, 1/25/25 .. 119 125
991597092.UG.FTS.B, 29.49%, 1/25/25 .. 104 107
991598369.UG.FTS.B, 29.49%, 1/25/25 .. 109 114
991611906.UG.FTS.B, 29.49%, 1/25/25 .. 228 239
991617012.UG.FTS.B, 29.49%, 1/25/25 .. 170 180
991625116.UG.FTS.B, 29.49%, 1/25/25 .. 619 649
991638937.UG.FTS.B, 29.49%, 1/25/25 .. 28 25
991639720.UG.FTS.B, 29.49%, 1/25/25 .. 763 795
991640216.UG.FTS.B, 29.49%, 1/25/25 .. 465 483
991640235.UG.FTS.B, 29.49%, 1/25/25 .. 1,894 265
991642788.UG.FTS.B, 29.49%, 1/25/25 .. 75 79
991643136.UG.FTS.B, 29.49%, 1/25/25 .. 291 40
991645432.UG.FTS.B, 29.49%, 1/25/25 .. 61 64
991663552.UG.FTS.B, 29.49%, 1/25/25 .. 108 114
991670639.UG.FTS.B, 29.49%, 1/25/25 .. 404 –
991670995.UG.FTS.B, 29.49%, 1/25/25 .. 90 95
991686520.UG.FTS.B, 29.49%, 1/25/25 .. 271 285
991703545.UG.FTS.B, 29.49%, 1/25/25 .. 154 158
991705543.UG.FTS.B, 29.49%, 1/25/25 .. – –
991714470.UG.FTS.B, 29.49%, 1/25/25 .. 258 269
991716801.UG.FTS.B, 29.49%, 1/25/25 .. 75 76
991727305.UG.FTS.B, 29.49%, 1/25/25 .. 524 550
991727344.UG.FTS.B, 29.49%, 1/25/25 .. 6 6
991734934.UG.FTS.B, 29.49%, 1/25/25 .. 123 124
991742823.UG.FTS.B, 29.49%, 1/25/25 .. 181 185
991750890.UG.FTS.B, 29.49%, 1/25/25 .. 171 –
991756609.UG.FTS.B, 29.49%, 1/25/25 .. 448 –
991758553.UG.FTS.B, 29.49%, 1/25/25 .. 119 125
991762455.UG.FTS.B, 29.49%, 1/25/25 .. 872 877
991773006.UG.FTS.B, 29.49%, 1/25/25 .. 310 46
991781861.UG.FTS.B, 29.49%, 1/25/25 .. 463 483
991783087.UG.FTS.B, 29.49%, 1/25/25 .. 242 253
991789248.UG.FTS.B, 29.49%, 1/25/25 .. 95 100
991789795.UG.FTS.B, 29.49%, 1/25/25 .. 211 215
991803714.UG.FTS.B, 29.49%, 1/25/25 .. 88 92
991812847.UG.FTS.B, 29.49%, 1/25/25 .. 24 25
991819908.UG.FTS.B, 29.49%, 1/25/25 .. 115 120
991670459.UG.FTS.B, Zero Cpn, 1/26/25 . 349 24
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991702170.UG.FTS.B, Zero Cpn, 1/26/25 . $ 157 $ 11
991801746.UG.FTS.B, Zero Cpn, 1/26/25 . 210 14
991705574.UG.FTS.B, 14.98%, 1/26/25 .. 366 375
991588990.UG.FTS.B, 16.99%, 1/26/25 .. 1,113 1,138
991631242.UG.FTS.B, 17.99%, 1/26/25 .. 392 3
991635395.UG.FTS.B, 17.99%, 1/26/25 .. 477 3
991639126.UG.FTS.B, 18.97%, 1/26/25 .. 89 91
991792817.UG.FTS.B, 18.97%, 1/26/25 .. 580 592
991693301.UG.FTS.B, 19.8%, 1/26/25 ... 119 122
991623713.UG.FTS.B, 19.99%, 1/26/25 .. 105 106
991664112.UG.FTS.B, 19.99%, 1/26/25 .. 18 18
991684874.UG.FTS.B, 19.99%, 1/26/25 .. 52 53
991725855.UG.FTS.B, 19.99%, 1/26/25 .. 111 112
991726295.UG.FTS.B, 19.99%, 1/26/25 .. 158 159
991747371.UG.FTS.B, 19.99%, 1/26/25 .. 164 22
991753153.UG.FTS.B, 19.99%, 1/26/25 .. 14 14
991815429.UG.FTS.B, 19.99%, 1/26/25 .. 514 535
991818136.UG.FTS.B, 19.99%, 1/26/25 .. 108 8
991722451.UG.FTS.B, 20.46%, 1/26/25 .. 467 480
991691649.UG.FTS.B, 20.97%, 1/26/25 .. 370 373
991689234.UG.FTS.B, 21.46%, 1/26/25 .. 116 119
991683377.UG.FTS.B, 21.97%, 1/26/25 .. 126 129
991718023.UG.FTS.B, 22.97%, 1/26/25 .. 116 116
991792398.UG.FTS.B, 22.97%, 1/26/25 .. 95 97
991661911.UG.FTS.B, 23.95%, 1/26/25 .. 433 438
991719060.UG.FTS.B, 23.95%, 1/26/25 .. 1,906 1,958
991644445.UG.FTS.B, 27.99%, 1/26/25 .. 70 74
991665705.UG.FTS.B, 27.99%, 1/26/25 .. 85 90
991589081.UG.FTS.B, 28.98%, 1/26/25 .. 191 201
991593236.UG.FTS.B, 28.98%, 1/26/25 .. 178 183
991593526.UG.FTS.B, 28.98%, 1/26/25 .. 162 169
991594391.UG.FTS.B, 28.98%, 1/26/25 .. 136 143
991604950.UG.FTS.B, 28.98%, 1/26/25 .. 81 84
991618996.UG.FTS.B, 28.98%, 1/26/25 .. – –
991629035.UG.FTS.B, 28.98%, 1/26/25 .. 131 137
991634636.UG.FTS.B, 28.98%, 1/26/25 .. 275 288
991638977.UG.FTS.B, 28.98%, 1/26/25 .. 174 181
991641894.UG.FTS.B, 28.98%, 1/26/25 .. 95 98
991653899.UG.FTS.B, 28.98%, 1/26/25 .. 70 74
991658925.UG.FTS.B, 28.98%, 1/26/25 .. 70 72
991661348.UG.FTS.B, 28.98%, 1/26/25 .. 668 695
991662390.UG.FTS.B, 28.98%, 1/26/25 .. 118 123
991664416.UG.FTS.B, 28.98%, 1/26/25 .. 205 212
991668688.UG.FTS.B, 28.98%, 1/26/25 .. 389 55
991678461.UG.FTS.B, 28.98%, 1/26/25 .. 102 106
991685049.UG.FTS.B, 28.98%, 1/26/25 .. 48 49
991688671.UG.FTS.B, 28.98%, 1/26/25 .. 151 157
991698131.UG.FTS.B, 28.98%, 1/26/25 .. 238 241
991701435.UG.FTS.B, 28.98%, 1/26/25 .. 183 192
991703821.UG.FTS.B, 28.98%, 1/26/25 .. 130 136
991711212.UG.FTS.B, 28.98%, 1/26/25 .. 47 48
991743995.UG.FTS.B, 28.98%, 1/26/25 .. 142 148
991745922.UG.FTS.B, 28.98%, 1/26/25 .. 69 6
991764630.UG.FTS.B, 28.98%, 1/26/25 .. 26 26
991788301.UG.FTS.B, 28.98%, 1/26/25 .. 178 185
991804080.UG.FTS.B, 28.98%, 1/26/25 .. 68 71
991808600.UG.FTS.B, 28.98%, 1/26/25 .. 118 119
991818761.UG.FTS.B, 28.98%, 1/26/25 .. 87 91

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991820446.UG.FTS.B, 28.98%, 1/26/25 .. $ 95 $ 7
991826236.UG.FTS.B, 28.98%, 1/26/25 .. 429 446
991831863.UG.FTS.B, 28.98%, 1/26/25 .. 110 111
991834362.UG.FTS.B, 28.98%, 1/26/25 .. 222 230
991712881.UG.FTS.B, 29.46%, 1/26/25 .. 406 427
991589080.UG.FTS.B, 29.49%, 1/26/25 .. 197 202
991589741.UG.FTS.B, 29.49%, 1/26/25 .. 52 55
991589763.UG.FTS.B, 29.49%, 1/26/25 .. 125 131
991591418.UG.FTS.B, 29.49%, 1/26/25 .. 354 24
991598816.UG.FTS.B, 29.49%, 1/26/25 .. 141 10
991606181.UG.FTS.B, 29.49%, 1/26/25 .. 183 194
991612147.UG.FTS.B, 29.49%, 1/26/25 .. 68 72
991616526.UG.FTS.B, 29.49%, 1/26/25 .. 126 133
991616810.UG.FTS.B, 29.49%, 1/26/25 .. 275 285
991622618.UG.FTS.B, 29.49%, 1/26/25 .. 126 20
991637203.UG.FTS.B, 29.49%, 1/26/25 .. 142 151
991637588.UG.FTS.B, 29.49%, 1/26/25 .. 209 211
991637756.UG.FTS.B, 29.49%, 1/26/25 .. 866 882
991638709.UG.FTS.B, 29.49%, 1/26/25 .. 110 116
991640409.UG.FTS.B, 29.49%, 1/26/25 .. 79 83
991640808.UG.FTS.B, 29.49%, 1/26/25 .. 17 17
991641553.UG.FTS.B, 29.49%, 1/26/25 .. 97 102
991656366.UG.FTS.B, 29.49%, 1/26/25 .. 299 23
991657417.UG.FTS.B, 29.49%, 1/26/25 .. 1,662 234
991662234.UG.FTS.B, 29.49%, 1/26/25 .. 85 90
991663623.UG.FTS.B, 29.49%, 1/26/25 .. 105 8
991664371.UG.FTS.B, 29.49%, 1/26/25 .. 234 241
991668328.UG.FTS.B, 29.49%, 1/26/25 .. 81 86
991673737.UG.FTS.B, 29.49%, 1/26/25 .. 1,881 1,944
991674552.UG.FTS.B, 29.49%, 1/26/25 .. 149 158
991680335.UG.FTS.B, 29.49%, 1/26/25 .. 1,031 1,076
991682957.UG.FTS.B, 29.49%, 1/26/25 .. 685 722
991686518.UG.FTS.B, 29.49%, 1/26/25 .. 151 158
991686882.UG.FTS.B, 29.49%, 1/26/25 .. 188 196
991688387.UG.FTS.B, 29.49%, 1/26/25 .. 633 669
991695946.UG.FTS.B, 29.49%, 1/26/25 .. 336 350
991698577.UG.FTS.B, 29.49%, 1/26/25 .. 286 298
991710350.UG.FTS.B, 29.49%, 1/26/25 .. 25 25
991714720.UG.FTS.B, 29.49%, 1/26/25 .. 384 401
991727832.UG.FTS.B, 29.49%, 1/26/25 .. 176 185
991731015.UG.FTS.B, 29.49%, 1/26/25 .. 44 46
991756106.UG.FTS.B, 29.49%, 1/26/25 .. 142 11
991772896.UG.FTS.B, 29.49%, 1/26/25 .. 1,562 1,628
991779497.UG.FTS.B, 29.49%, 1/26/25 .. 200 208
991782801.UG.FTS.B, 29.49%, 1/26/25 .. 1,484 1,545
991793797.UG.FTS.B, 29.49%, 1/26/25 .. 150 155
991806530.UG.FTS.B, 29.49%, 1/26/25 .. 103 107
991820442.UG.FTS.B, 29.49%, 1/26/25 .. 86 90
991826343.UG.FTS.B, 29.49%, 1/26/25 .. 404 421
991827132.UG.FTS.B, 29.49%, 1/26/25 .. 79 82
991829394.UG.FTS.B, 29.49%, 1/26/25 .. 432 438
991835725.UG.FTS.B, 29.49%, 1/26/25 .. 883 920
991835985.UG.FTS.B, 29.49%, 1/26/25 .. 832 870
991611663.UG.FTS.B, Zero Cpn, 1/27/25 . 307 21
991614453.UG.FTS.B, Zero Cpn, 1/27/25 . 184 13
991630700.UG.FTS.B, Zero Cpn, 1/27/25 . 247 17
991774020.UG.FTS.B, Zero Cpn, 1/27/25 . 329 23
991832201.UG.FTS.B, Zero Cpn, 1/27/25 . 1,739 119
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991836282.UG.FTS.B, Zero Cpn, 1/27/25 . $ 3,344 $ 229
991649409.UG.FTS.B, 14.98%, 1/27/25 .. – –
991681455.UG.FTS.B, 15%, 1/27/25 ..... 387 394
991594447.UG.FTS.B, 16.99%, 1/27/25 .. 2,142 2,174
991653768.UG.FTS.B, 16.99%, 1/27/25 .. 101 101
991594369.UG.FTS.B, 19.99%, 1/27/25 .. 81 82
991603461.UG.FTS.B, 19.99%, 1/27/25 .. 409 429
991604987.UG.FTS.B, 19.99%, 1/27/25 .. 194 203
991606626.UG.FTS.B, 19.99%, 1/27/25 .. 195 204
991610646.UG.FTS.B, 19.99%, 1/27/25 .. 102 107
991613609.UG.FTS.B, 19.99%, 1/27/25 .. 71 73
991639649.UG.FTS.B, 19.99%, 1/27/25 .. 1,134 1,183
991665857.UG.FTS.B, 19.99%, 1/27/25 .. 116 121
991679362.UG.FTS.B, 19.99%, 1/27/25 .. 22 23
991742004.UG.FTS.B, 19.99%, 1/27/25 .. 30 31
991706022.UG.FTS.B, 20.97%, 1/27/25 .. 28 28
991593388.UG.FTS.B, 27.99%, 1/27/25 .. 39 40
991598032.UG.FTS.B, 27.99%, 1/27/25 .. 137 143
991629247.UG.FTS.B, 27.99%, 1/27/25 .. 141 10
991784579.UG.FTS.B, 27.99%, 1/27/25 .. 8 8
991593724.UG.FTS.B, 28.98%, 1/27/25 .. 83 83
991594281.UG.FTS.B, 28.98%, 1/27/25 .. 178 179
991594298.UG.FTS.B, 28.98%, 1/27/25 .. 97 99
991594933.UG.FTS.B, 28.98%, 1/27/25 .. 729 753
991596979.UG.FTS.B, 28.98%, 1/27/25 .. 492 512
991598602.UG.FTS.B, 28.98%, 1/27/25 .. 109 114
991598783.UG.FTS.B, 28.98%, 1/27/25 .. 593 606
991600295.UG.FTS.B, 28.98%, 1/27/25 .. 112 117
991601203.UG.FTS.B, 28.98%, 1/27/25 .. 1,363 1,429
991602821.UG.FTS.B, 28.98%, 1/27/25 .. 913 948
991602932.UG.FTS.B, 28.98%, 1/27/25 .. 67 68
991603572.UG.FTS.B, 28.98%, 1/27/25 .. 458 468
991604001.UG.FTS.B, 28.98%, 1/27/25 .. 138 144
991605311.UG.FTS.B, 28.98%, 1/27/25 .. 55 57
991605868.UG.FTS.B, 28.98%, 1/27/25 .. 195 204
991608665.UG.FTS.B, 28.98%, 1/27/25 .. 340 357
991609616.UG.FTS.B, 28.98%, 1/27/25 .. 203 213
991613097.UG.FTS.B, 28.98%, 1/27/25 .. 111 116
991615892.UG.FTS.B, 28.98%, 1/27/25 .. 388 407
991617077.UG.FTS.B, 28.98%, 1/27/25 .. 116 119
991620928.UG.FTS.B, 28.98%, 1/27/25 .. 55 57
991621129.UG.FTS.B, 28.98%, 1/27/25 .. 275 285
991623357.UG.FTS.B, 28.98%, 1/27/25 .. 155 162
991623437.UG.FTS.B, 28.98%, 1/27/25 .. 222 232
991631171.UG.FTS.B, 28.98%, 1/27/25 .. 147 151
991631807.UG.FTS.B, 28.98%, 1/27/25 .. 149 155
991632093.UG.FTS.B, 28.98%, 1/27/25 .. 237 249
991632344.UG.FTS.B, 28.98%, 1/27/25 .. 70 73
991633929.UG.FTS.B, 28.98%, 1/27/25 .. 435 –
991634644.UG.FTS.B, 28.98%, 1/27/25 .. 60 62
991635049.UG.FTS.B, 28.98%, 1/27/25 .. 336 347
991635670.UG.FTS.B, 28.98%, 1/27/25 .. 525 551
991636408.UG.FTS.B, 28.98%, 1/27/25 .. 205 207
991643120.UG.FTS.B, 28.98%, 1/27/25 .. 294 305
991645234.UG.FTS.B, 28.98%, 1/27/25 .. 68 71
991645498.UG.FTS.B, 28.98%, 1/27/25 .. 185 193
991651616.UG.FTS.B, 28.98%, 1/27/25 .. 49 51
991653209.UG.FTS.B, 28.98%, 1/27/25 .. 1,684 1,766

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991654533.UG.FTS.B, 28.98%, 1/27/25 .. $ 95 $ 97
991654856.UG.FTS.B, 28.98%, 1/27/25 .. 339 355
991657182.UG.FTS.B, 28.98%, 1/27/25 .. 1,054 1,105
991659335.UG.FTS.B, 28.98%, 1/27/25 .. 233 244
991663420.UG.FTS.B, 28.98%, 1/27/25 .. 1,198 1,256
991664621.UG.FTS.B, 28.98%, 1/27/25 .. 116 121
991666634.UG.FTS.B, 28.98%, 1/27/25 .. 91 96
991670133.UG.FTS.B, 28.98%, 1/27/25 .. 128 133
991672421.UG.FTS.B, 28.98%, 1/27/25 .. 210 215
991672656.UG.FTS.B, 28.98%, 1/27/25 .. 77 80
991679811.UG.FTS.B, 28.98%, 1/27/25 .. 57 60
991684799.UG.FTS.B, 28.98%, 1/27/25 .. 102 107
991684873.UG.FTS.B, 28.98%, 1/27/25 .. 60 62
991687681.UG.FTS.B, 28.98%, 1/27/25 .. 52 53
991693260.UG.FTS.B, 28.98%, 1/27/25 .. 22 22
991693305.UG.FTS.B, 28.98%, 1/27/25 .. 579 596
991693530.UG.FTS.B, 28.98%, 1/27/25 .. 100 105
991699112.UG.FTS.B, 28.98%, 1/27/25 .. 76 80
991707195.UG.FTS.B, 28.98%, 1/27/25 .. 17 17
991714759.UG.FTS.B, 28.98%, 1/27/25 .. 88 93
991747891.UG.FTS.B, 28.98%, 1/27/25 .. 86 90
991757043.UG.FTS.B, 28.98%, 1/27/25 .. 147 150
991772279.UG.FTS.B, 28.98%, 1/27/25 .. 558 582
991772315.UG.FTS.B, 28.98%, 1/27/25 .. 561 585
991785235.UG.FTS.B, 28.98%, 1/27/25 .. 249 259
991790040.UG.FTS.B, 28.98%, 1/27/25 .. 32 33
991792500.UG.FTS.B, 28.98%, 1/27/25 .. 130 135
991796141.UG.FTS.B, 28.98%, 1/27/25 .. 30 30
991811211.UG.FTS.B, 28.98%, 1/27/25 .. 150 156
991820015.UG.FTS.B, 28.98%, 1/27/25 .. 256 267
991832387.UG.FTS.B, 28.98%, 1/27/25 .. 517 538
991594952.UG.FTS.B, 29.49%, 1/27/25 .. 731 767
991596228.UG.FTS.B, 29.49%, 1/27/25 .. 132 139
991597441.UG.FTS.B, 29.49%, 1/27/25 .. 314 331
991598580.UG.FTS.B, 29.49%, 1/27/25 .. 86 91
991600353.UG.FTS.B, 29.49%, 1/27/25 .. 153 12
991600440.UG.FTS.B, 29.49%, 1/27/25 .. 311 327
991600674.UG.FTS.B, 29.49%, 1/27/25 .. 63 67
991604744.UG.FTS.B, 29.49%, 1/27/25 .. 36 6
991604802.UG.FTS.B, 29.49%, 1/27/25 .. 26 27
991605251.UG.FTS.B, 29.49%, 1/27/25 .. 4 4
991605906.UG.FTS.B, 29.49%, 1/27/25 .. 204 –
991606487.UG.FTS.B, 29.49%, 1/27/25 .. 201 208
991608429.UG.FTS.B, 29.49%, 1/27/25 .. 136 12
991608526.UG.FTS.B, 29.49%, 1/27/25 .. 209 220
991609655.UG.FTS.B, 29.49%, 1/27/25 .. 153 160
991611049.UG.FTS.B, 29.49%, 1/27/25 .. 159 167
991611862.UG.FTS.B, 29.49%, 1/27/25 .. 105 110
991613792.UG.FTS.B, 29.49%, 1/27/25 .. – –
991613806.UG.FTS.B, 29.49%, 1/27/25 .. 897 912
991616915.UG.FTS.B, 29.49%, 1/27/25 .. 121 125
991617119.UG.FTS.B, 29.49%, 1/27/25 .. 609 42
991617295.UG.FTS.B, 29.49%, 1/27/25 .. 708 –
991619030.UG.FTS.B, 29.49%, 1/27/25 .. 101 103
991619817.UG.FTS.B, 29.49%, 1/27/25 .. 399 419
991624512.UG.FTS.B, 29.49%, 1/27/25 .. 80 83
991624910.UG.FTS.B, 29.49%, 1/27/25 .. 60 63
991626868.UG.FTS.B, 29.49%, 1/27/25 .. 52 53
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991627621.UG.FTS.B, 29.49%, 1/27/25 .. $ 72 $ 76
991628233.UG.FTS.B, 29.49%, 1/27/25 .. 13 13
991628707.UG.FTS.B, 29.49%, 1/27/25 .. 111 17
991630944.UG.FTS.B, 29.49%, 1/27/25 .. 43 43
991633038.UG.FTS.B, 29.49%, 1/27/25 .. 535 551
991635104.UG.FTS.B, 29.49%, 1/27/25 .. 87 88
991636506.UG.FTS.B, 29.49%, 1/27/25 .. 587 608
991637168.UG.FTS.B, 29.49%, 1/27/25 .. 87 91
991643691.UG.FTS.B, 29.49%, 1/27/25 .. 155 161
991643995.UG.FTS.B, 29.49%, 1/27/25 .. 281 23
991647854.UG.FTS.B, 29.49%, 1/27/25 .. 80 84
991648775.UG.FTS.B, 29.49%, 1/27/25 .. 1,546 1,626
991649572.UG.FTS.B, 29.49%, 1/27/25 .. 25 26
991654331.UG.FTS.B, 29.49%, 1/27/25 .. 199 209
991668359.UG.FTS.B, 29.49%, 1/27/25 .. 257 263
991669942.UG.FTS.B, 29.49%, 1/27/25 .. 22 3
991672322.UG.FTS.B, 29.49%, 1/27/25 .. 110 113
991683132.UG.FTS.B, 29.49%, 1/27/25 .. 819 121
991689965.UG.FTS.B, 29.49%, 1/27/25 .. 124 125
991691306.UG.FTS.B, 29.49%, 1/27/25 .. 111 116
991695728.UG.FTS.B, 29.49%, 1/27/25 .. 368 381
991696481.UG.FTS.B, 29.49%, 1/27/25 .. 323 340
991698282.UG.FTS.B, 29.49%, 1/27/25 .. 8 8
991698507.UG.FTS.B, 29.49%, 1/27/25 .. 85 89
991701480.UG.FTS.B, 29.49%, 1/27/25 .. 457 40
991702188.UG.FTS.B, 29.49%, 1/27/25 .. 78 79
991703342.UG.FTS.B, 29.49%, 1/27/25 .. 100 105
991705617.UG.FTS.B, 29.49%, 1/27/25 .. 141 144
991709075.UG.FTS.B, 29.49%, 1/27/25 .. 182 187
991710104.UG.FTS.B, 29.49%, 1/27/25 .. 19 19
991717015.UG.FTS.B, 29.49%, 1/27/25 .. 78 82
991717964.UG.FTS.B, 29.49%, 1/27/25 .. 46 47
991718575.UG.FTS.B, 29.49%, 1/27/25 .. 94 99
991720299.UG.FTS.B, 29.49%, 1/27/25 .. 512 540
991728566.UG.FTS.B, 29.49%, 1/27/25 .. 132 139
991729561.UG.FTS.B, 29.49%, 1/27/25 .. 132 109
991732661.UG.FTS.B, 29.49%, 1/27/25 .. 62 65
991737584.UG.FTS.B, 29.49%, 1/27/25 .. 66 70
991742966.UG.FTS.B, 29.49%, 1/27/25 .. 129 25
991752239.UG.FTS.B, 29.49%, 1/27/25 .. 250 263
991754719.UG.FTS.B, 29.49%, 1/27/25 .. 172 –
991759684.UG.FTS.B, 29.49%, 1/27/25 .. 755 786
991781410.UG.FTS.B, 29.49%, 1/27/25 .. 67 70
991783887.UG.FTS.B, 29.49%, 1/27/25 .. 124 –
991784000.UG.FTS.B, 29.49%, 1/27/25 .. 120 125
991792296.UG.FTS.B, 29.49%, 1/27/25 .. 515 536
991793218.UG.FTS.B, 29.49%, 1/27/25 .. 35 35
991793271.UG.FTS.B, 29.49%, 1/27/25 .. 189 –
991793324.UG.FTS.B, 29.49%, 1/27/25 .. 115 17
991800672.UG.FTS.B, 29.49%, 1/27/25 .. 79 82
991803603.UG.FTS.B, 29.49%, 1/27/25 .. 238 241
991812381.UG.FTS.B, 29.49%, 1/27/25 .. 3 3
991814678.UG.FTS.B, 29.49%, 1/27/25 .. 83 7
991828600.UG.FTS.B, 29.49%, 1/27/25 .. 54 56
991832224.UG.FTS.B, 29.49%, 1/27/25 .. 17 17
991606397.UG.FTS.B, 15.97%, 1/28/25 .. 299 306
991800530.UG.FTS.B, 15.97%, 1/28/25 .. 358 365
991617374.UG.FTS.B, 16.99%, 1/28/25 .. 1,687 1,730

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991762445.UG.FTS.B, 16.99%, 1/28/25 .. $ 8 $ 8
991854471.UG.FTS.B, 16.99%, 1/28/25 .. 4,042 4,126
991613370.UG.FTS.B, 17.99%, 1/28/25 .. 134 136
991720766.UG.FTS.B, 17.99%, 1/28/25 .. 483 496
991727531.UG.FTS.B, 17.99%, 1/28/25 .. 90 92
991843689.UG.FTS.B, 17.99%, 1/28/25 .. 3,363 3,432
991692051.UG.FTS.B, 20.46%, 1/28/25 .. 259 264
991653436.UG.FTS.B, 20.97%, 1/28/25 .. 229 16
991622578.UG.FTS.B, 22.97%, 1/28/25 .. 116 118
991647560.UG.FTS.B, 14.98%, 1/29/25 .. 830 852
991864236.UG.FTS.B, 14.98%, 1/29/25 .. 4,690 4,787
991716164.UG.FTS.B, 15.97%, 1/29/25 .. 250 256
991670873.UG.FTS.B, 16.99%, 1/29/25 .. 25 25
991748418.UG.FTS.B, 16.99%, 1/29/25 .. 1,347 1,372
991669723.UG.FTS.B, 17.99%, 1/29/25 .. 131 134
991688664.UG.FTS.B, 17.99%, 1/29/25 .. 278 285
991842042.UG.FTS.B, 17.99%, 1/29/25 .. 955 970
991619308.UG.FTS.B, 18.97%, 1/29/25 .. 1,016 1,043
991667776.UG.FTS.B, 18.97%, 1/29/25 .. 870 893
991667796.UG.FTS.B, 19.21%, 1/29/25 .. 183 185
991612495.UG.FTS.B, 19.8%, 1/29/25 ... 200 28
991681003.UG.FTS.B, 14.98%, 1/30/25 .. 407 412
991748200.UG.FTS.B, 14.98%, 1/30/25 .. 91 93
991664214.UG.FTS.B, 17.99%, 1/30/25 .. 6 6
991627597.UG.FTS.B, 18.97%, 1/30/25 .. 133 135
991619303.UG.FTS.B, 21.46%, 1/30/25 .. 95 98
991666898.UG.FTS.B, 21.98%, 1/30/25 .. 14 15
991620571.UG.FTS.B, 22.97%, 1/30/25 .. 235 237
991685973.UG.FTS.B, 14.98%, 1/31/25 .. 743 755
991718191.UG.FTS.B, 14.98%, 1/31/25 .. 250 257
991726744.UG.FTS.B, 14.98%, 1/31/25 .. 164 166
991831913.UG.FTS.B, 14.98%, 1/31/25 .. 26 26
991851449.UG.FTS.B, 14.98%, 1/31/25 .. 7 7
991646701.UG.FTS.B, 15%, 1/31/25 ..... 376 381
991659852.UG.FTS.B, 15%, 1/31/25 ..... 463 471
991853717.UG.FTS.B, 15%, 1/31/25 ..... 706 721
991638888.UG.FTS.B, 15.97%, 1/31/25 .. 69 70
991649795.UG.FTS.B, 15.97%, 1/31/25 .. – –
991746713.UG.FTS.B, 15.97%, 1/31/25 .. 92 93
991809317.UG.FTS.B, 15.97%, 1/31/25 .. 228 229
991815664.UG.FTS.B, 15.97%, 1/31/25 .. 323 330
991638718.UG.FTS.B, 16.99%, 1/31/25 .. 168 170
991642283.UG.FTS.B, 16.99%, 1/31/25 .. 110 113
991662857.UG.FTS.B, 16.99%, 1/31/25 .. 113 113
991704534.UG.FTS.B, 16.99%, 1/31/25 .. 584 599
991753549.UG.FTS.B, 16.99%, 1/31/25 .. 172 14
991757606.UG.FTS.B, 16.99%, 1/31/25 .. 246 253
991836242.UG.FTS.B, 16.99%, 1/31/25 .. 2,389 2,439
991675482.UG.FTS.B, 17.97%, 1/31/25 .. 288 294
991642242.UG.FTS.B, 17.99%, 1/31/25 .. 98 101
991682270.UG.FTS.B, 17.99%, 1/31/25 .. 141 143
991698361.UG.FTS.B, 17.99%, 1/31/25 .. 77 79
991709244.UG.FTS.B, 17.99%, 1/31/25 .. 73 75
991712841.UG.FTS.B, 17.99%, 1/31/25 .. 298 304
991713828.UG.FTS.B, 17.99%, 1/31/25 .. 3,025 3,104
991748611.UG.FTS.B, 17.99%, 1/31/25 .. 238 244
991754758.UG.FTS.B, 17.99%, 1/31/25 .. 673 691
991772768.UG.FTS.B, 17.99%, 1/31/25 .. 70 72
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991646069.UG.FTS.B, 18.97%, 1/31/25 .. $ 142 $ 146
991702370.UG.FTS.B, 18.97%, 1/31/25 .. 55 56
991639577.UG.FTS.B, 19.21%, 1/31/25 .. 149 153
991684344.UG.FTS.B, 19.21%, 1/31/25 .. 207 213
991663410.UG.FTS.B, 19.8%, 1/31/25 ... 1,921 1,946
991708296.UG.FTS.B, 19.8%, 1/31/25 ... 198 204
991648537.UG.FTS.B, 20.97%, 1/31/25 .. 117 121
991653526.UG.FTS.B, 20.97%, 1/31/25 .. 203 208
991661887.UG.FTS.B, 20.97%, 1/31/25 .. 132 136
991630777.UG.FTS.B, 21.46%, 1/31/25 .. 269 271
991656715.UG.FTS.B, 21.46%, 1/31/25 .. 1,585 1,637
991693835.UG.FTS.B, 21.46%, 1/31/25 .. 475 490
991672382.UG.FTS.B, 21.97%, 1/31/25 .. 3,636 3,730
991883831.UG.FTS.B, 14%, 2/01/25 ..... 11 11
991666265.UG.FTS.B, 16.99%, 2/01/25 .. 368 373
991668427.UG.FTS.B, 17.97%, 2/01/25 .. 28 28
991657231.UG.FTS.B, Zero Cpn, 2/02/25 . 3,712 263
991693291.UG.FTS.B, 14%, 2/02/25 ..... 118 120
991725692.UG.FTS.B, 14%, 2/02/25 ..... 147 149
991771266.UG.FTS.B, 14%, 2/02/25 ..... 108 110
991834440.UG.FTS.B, 14%, 2/02/25 ..... 165 168
991687949.UG.FTS.B, 14.98%, 2/02/25 .. 177 181
991658184.UG.FTS.B, 15%, 2/02/25 ..... 2,372 2,414
991760625.UG.FTS.B, 15.97%, 2/02/25 .. 196 200
991848002.UG.FTS.B, 15.97%, 2/02/25 .. 35 35
991849575.UG.FTS.B, 15.99%, 2/02/25 .. 27 27
991650925.UG.FTS.B, 16.99%, 2/02/25 .. 192 193
991676165.UG.FTS.B, 16.99%, 2/02/25 .. 180 184
991679270.UG.FTS.B, 16.99%, 2/02/25 .. 210 214
991689542.UG.FTS.B, 16.99%, 2/02/25 .. 374 381
991781369.UG.FTS.B, 16.99%, 2/02/25 .. 491 501
991868233.UG.FTS.B, 16.99%, 2/02/25 .. 1,956 1,984
991689544.UG.FTS.B, 17.97%, 2/02/25 .. 72 73
991683457.UG.FTS.B, 17.99%, 2/02/25 .. – –
991731323.UG.FTS.B, 17.99%, 2/02/25 .. 203 207
991880297.UG.FTS.B, 17.99%, 2/02/25 .. 230 230
991878726.UG.FTS.B, 14.98%, 2/03/25 .. 314 318
991886549.UG.FTS.B, 16.99%, 2/03/25 .. 30 31
991907914.UG.FTS.B, 17.99%, 2/03/25 .. 101 103
991689885.UG.FTS.B, 19.99%, 2/03/25 .. 388 394
991714434.UG.FTS.B, 19.99%, 2/03/25 .. 253 262
991914992.UG.FTS.B, 21.97%, 2/03/25 .. 15 15
991684537.UG.FTS.B, 27.99%, 2/03/25 .. 113 118
991744807.UG.FTS.B, 27.99%, 2/03/25 .. 136 142
991680701.UG.FTS.B, 28.98%, 2/03/25 .. 179 179
991688155.UG.FTS.B, 28.98%, 2/03/25 .. 108 108
991699673.UG.FTS.B, 28.98%, 2/03/25 .. 140 145
991700745.UG.FTS.B, 28.98%, 2/03/25 .. 2,796 2,881
991713626.UG.FTS.B, 28.98%, 2/03/25 .. 138 144
991716236.UG.FTS.B, 28.98%, 2/03/25 .. 85 88
991720594.UG.FTS.B, 28.98%, 2/03/25 .. 336 84
991743871.UG.FTS.B, 28.98%, 2/03/25 .. 185 23
991777700.UG.FTS.B, 28.98%, 2/03/25 .. 425 433
991827774.UG.FTS.B, 28.98%, 2/03/25 .. 21 21
991882827.UG.FTS.B, 28.98%, 2/03/25 .. 130 134
991910619.UG.FTS.B, 28.98%, 2/03/25 .. 312 322
991911258.UG.FTS.B, 28.98%, 2/03/25 .. 67 19
991911288.UG.FTS.B, 28.98%, 2/03/25 .. 3 3

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991916599.UG.FTS.B, 28.98%, 2/03/25 .. $ 66 $ 69
991678637.UG.FTS.B, 29.49%, 2/03/25 .. 123 129
991689327.UG.FTS.B, 29.49%, 2/03/25 .. 434 454
991722488.UG.FTS.B, 29.49%, 2/03/25 .. 132 137
991742223.UG.FTS.B, 29.49%, 2/03/25 .. – –
991747483.UG.FTS.B, 29.49%, 2/03/25 .. 232 233
991756506.UG.FTS.B, 29.49%, 2/03/25 .. 102 108
991770245.UG.FTS.B, 29.49%, 2/03/25 .. 302 318
991883418.UG.FTS.B, 29.49%, 2/03/25 .. 99 103
991909621.UG.FTS.B, 29.49%, 2/03/25 .. – –
991912447.UG.FTS.B, 29.49%, 2/03/25 .. 102 102
991917239.UG.FTS.B, 29.49%, 2/03/25 .. 174 180
991700247.UG.FTS.B, Zero Cpn, 2/04/25 . 183 13
991744504.UG.FTS.B, Zero Cpn, 2/04/25 . 107 8
991871765.UG.FTS.B, 14.98%, 2/04/25 .. 175 178
991692937.UG.FTS.B, 15%, 2/04/25 ..... 43 7
991700340.UG.FTS.B, 16.99%, 2/04/25 .. 121 122
991741062.UG.FTS.B, 16.99%, 2/04/25 .. 190 192
991803848.UG.FTS.B, 16.99%, 2/04/25 .. 375 90
991809198.UG.FTS.B, 16.99%, 2/04/25 .. 327 334
991834171.UG.FTS.B, 16.99%, 2/04/25 .. 5,351 1,287
991761530.UG.FTS.B, 17.99%, 2/04/25 .. 223 224
991752793.UG.FTS.B, 18.97%, 2/04/25 .. 208 209
991729245.UG.FTS.B, 19.8%, 2/04/25 ... 82 84
991685630.UG.FTS.B, 19.99%, 2/04/25 .. 231 236
991889300.UG.FTS.B, 19.99%, 2/04/25 .. 109 –
991697789.UG.FTS.B, 20.97%, 2/04/25 .. 544 131
991918054.UG.FTS.B, 22.97%, 2/04/25 .. 1,053 1,068
991724012.UG.FTS.B, 27.99%, 2/04/25 .. 135 140
991689281.UG.FTS.B, 28.98%, 2/04/25 .. – –
991696574.UG.FTS.B, 28.98%, 2/04/25 .. 95 99
991697057.UG.FTS.B, 28.98%, 2/04/25 .. 98 47
991700907.UG.FTS.B, 28.98%, 2/04/25 .. 133 138
991714934.UG.FTS.B, 28.98%, 2/04/25 .. 142 142
991736129.UG.FTS.B, 28.98%, 2/04/25 .. 61 18
991765630.UG.FTS.B, 28.98%, 2/04/25 .. 22 23
991786787.UG.FTS.B, 28.98%, 2/04/25 .. 110 114
991824710.UG.FTS.B, 28.98%, 2/04/25 .. 480 496
991836806.UG.FTS.B, 28.98%, 2/04/25 .. 86 89
991900572.UG.FTS.B, 28.98%, 2/04/25 .. 70 72
991911859.UG.FTS.B, 28.98%, 2/04/25 .. 70 72
991926669.UG.FTS.B, 28.98%, 2/04/25 .. 30 30
991686783.UG.FTS.B, 29.49%, 2/04/25 .. 56 58
991687371.UG.FTS.B, 29.49%, 2/04/25 .. 88 89
991693725.UG.FTS.B, 29.49%, 2/04/25 .. 239 249
991694653.UG.FTS.B, 29.49%, 2/04/25 .. 364 380
991707526.UG.FTS.B, 29.49%, 2/04/25 .. 73 72
991713833.UG.FTS.B, 29.49%, 2/04/25 .. 458 474
991717208.UG.FTS.B, 29.49%, 2/04/25 .. 166 169
991737055.UG.FTS.B, 29.49%, 2/04/25 .. 476 492
991758842.UG.FTS.B, 29.49%, 2/04/25 .. 308 319
991763796.UG.FTS.B, 29.49%, 2/04/25 .. 71 71
991774935.UG.FTS.B, 29.49%, 2/04/25 .. 760 794
991786330.UG.FTS.B, 29.49%, 2/04/25 .. 594 608
991807327.UG.FTS.B, 29.49%, 2/04/25 .. 128 132
991867247.UG.FTS.B, 29.49%, 2/04/25 .. 60 11
991878368.UG.FTS.B, 29.49%, 2/04/25 .. 105 107
991879607.UG.FTS.B, 29.49%, 2/04/25 .. 144 149
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991917180.UG.FTS.B, 29.49%, 2/04/25 .. $ 132 $ 136
991681542.UG.FTS.B, Zero Cpn, 2/05/25 . 71 5
991702149.UG.FTS.B, Zero Cpn, 2/05/25 . 244 17
991709454.UG.FTS.B, Zero Cpn, 2/05/25 . 160 11
991713293.UG.FTS.B, Zero Cpn, 2/05/25 . 111 8
991755942.UG.FTS.B, Zero Cpn, 2/05/25 . 739 51
991769018.UG.FTS.B, Zero Cpn, 2/05/25 . 260 18
991857451.UG.FTS.B, Zero Cpn, 2/05/25 . 23 2
991884966.UG.FTS.B, Zero Cpn, 2/05/25 . 228 16
991895791.UG.FTS.B, Zero Cpn, 2/05/25 . 38 3
991914304.UG.FTS.B, Zero Cpn, 2/05/25 . 111 8
991861184.UG.FTS.B, 19.21%, 2/05/25 .. 123 126
991682958.UG.FTS.B, 19.99%, 2/05/25 .. 333 333
991693967.UG.FTS.B, 19.99%, 2/05/25 .. 155 41
991710161.UG.FTS.B, 19.99%, 2/05/25 .. 31 32
991719379.UG.FTS.B, 19.99%, 2/05/25 .. 149 153
991725525.UG.FTS.B, 19.99%, 2/05/25 .. 115 116
991726938.UG.FTS.B, 19.99%, 2/05/25 .. 86 6
991735635.UG.FTS.B, 19.99%, 2/05/25 .. 74 77
991739604.UG.FTS.B, 19.99%, 2/05/25 .. 854 889
991831360.UG.FTS.B, 19.99%, 2/05/25 .. 498 519
991832671.UG.FTS.B, 19.99%, 2/05/25 .. 128 130
991915152.UG.FTS.B, 19.99%, 2/05/25 .. 163 164
991713079.UG.FTS.B, 20.46%, 2/05/25 .. 328 335
991841527.UG.FTS.B, 20.46%, 2/05/25 .. 327 328
991707903.UG.FTS.B, 20.97%, 2/05/25 .. 82 83
991715134.UG.FTS.B, 20.97%, 2/05/25 .. 169 172
991715412.UG.FTS.B, 20.97%, 2/05/25 .. 175 179
991832676.UG.FTS.B, 20.97%, 2/05/25 .. 6,532 6,673
991835755.UG.FTS.B, 20.97%, 2/05/25 .. 352 24
991834692.UG.FTS.B, 21.46%, 2/05/25 .. 639 652
991840414.UG.FTS.B, 21.46%, 2/05/25 .. 256 257
991869250.UG.FTS.B, 21.46%, 2/05/25 .. 1,013 1,003
991910043.UG.FTS.B, 21.46%, 2/05/25 .. 918 909
991911356.UG.FTS.B, 21.98%, 2/05/25 .. 117 118
991708641.UG.FTS.B, 22.97%, 2/05/25 .. 36 35
991743501.UG.FTS.B, 22.97%, 2/05/25 .. 344 351
991783388.UG.FTS.B, 22.97%, 2/05/25 .. 282 69
991703789.UG.FTS.B, 24.95%, 2/05/25 .. 124 126
991737282.UG.FTS.B, 27.95%, 2/05/25 .. 83 87
991696029.UG.FTS.B, 27.99%, 2/05/25 .. 209 218
991705622.UG.FTS.B, 27.99%, 2/05/25 .. 54 54
991717022.UG.FTS.B, 27.99%, 2/05/25 .. 150 157
991747914.UG.FTS.B, 27.99%, 2/05/25 .. 2,032 131
991675164.UG.FTS.B, 28.98%, 2/05/25 .. 1,107 144
991677817.UG.FTS.B, 28.98%, 2/05/25 .. 668 676
991680083.UG.FTS.B, 28.98%, 2/05/25 .. 16 16
991700269.UG.FTS.B, 28.98%, 2/05/25 .. 109 113
991702789.UG.FTS.B, 28.98%, 2/05/25 .. 343 348
991705698.UG.FTS.B, 28.98%, 2/05/25 .. 41 42
991705736.UG.FTS.B, 28.98%, 2/05/25 .. 117 9
991706202.UG.FTS.B, 28.98%, 2/05/25 .. 247 258
991706300.UG.FTS.B, 28.98%, 2/05/25 .. 178 182
991706343.UG.FTS.B, 28.98%, 2/05/25 .. 49 50
991708055.UG.FTS.B, 28.98%, 2/05/25 .. 179 –
991709411.UG.FTS.B, 28.98%, 2/05/25 .. 53 53
991712458.UG.FTS.B, 28.98%, 2/05/25 .. 15 15
991715735.UG.FTS.B, 28.98%, 2/05/25 .. 64 5

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991716179.UG.FTS.B, 28.98%, 2/05/25 .. $ 141 $ 147
991718944.UG.FTS.B, 28.98%, 2/05/25 .. 550 573
991724730.UG.FTS.B, 28.98%, 2/05/25 .. 530 552
991726806.UG.FTS.B, 28.98%, 2/05/25 .. 112 –
991728132.UG.FTS.B, 28.98%, 2/05/25 .. 667 –
991729522.UG.FTS.B, 28.98%, 2/05/25 .. 14 15
991730611.UG.FTS.B, 28.98%, 2/05/25 .. 551 574
991732989.UG.FTS.B, 28.98%, 2/05/25 .. 214 218
991734853.UG.FTS.B, 28.98%, 2/05/25 .. 80 84
991735560.UG.FTS.B, 28.98%, 2/05/25 .. 51 53
991737214.UG.FTS.B, 28.98%, 2/05/25 .. 126 131
991739073.UG.FTS.B, 28.98%, 2/05/25 .. 139 141
991739154.UG.FTS.B, 28.98%, 2/05/25 .. 1,836 1,914
991739980.UG.FTS.B, 28.98%, 2/05/25 .. 222 231
991742979.UG.FTS.B, 28.98%, 2/05/25 .. 63 65
991743526.UG.FTS.B, 28.98%, 2/05/25 .. 51 51
991744726.UG.FTS.B, 28.98%, 2/05/25 .. 54 54
991745601.UG.FTS.B, 28.98%, 2/05/25 .. 42 42
991746873.UG.FTS.B, 28.98%, 2/05/25 .. 125 129
991747299.UG.FTS.B, 28.98%, 2/05/25 .. 53 54
991755981.UG.FTS.B, 28.98%, 2/05/25 .. 178 186
991759687.UG.FTS.B, 28.98%, 2/05/25 .. 191 199
991761917.UG.FTS.B, 28.98%, 2/05/25 .. 125 130
991762144.UG.FTS.B, 28.98%, 2/05/25 .. 106 109
991762262.UG.FTS.B, 28.98%, 2/05/25 .. 97 99
991764086.UG.FTS.B, 28.98%, 2/05/25 .. 40 40
991772451.UG.FTS.B, 28.98%, 2/05/25 .. 665 693
991776821.UG.FTS.B, 28.98%, 2/05/25 .. 72 74
991776933.UG.FTS.B, 28.98%, 2/05/25 .. 208 215
991783771.UG.FTS.B, 28.98%, 2/05/25 .. 970 –
991789109.UG.FTS.B, 28.98%, 2/05/25 .. 195 199
991790367.UG.FTS.B, 28.98%, 2/05/25 .. 887 916
991805668.UG.FTS.B, 28.98%, 2/05/25 .. 68 70
991807068.UG.FTS.B, 28.98%, 2/05/25 .. 272 21
991808450.UG.FTS.B, 28.98%, 2/05/25 .. 94 98
991811477.UG.FTS.B, 28.98%, 2/05/25 .. 553 577
991813874.UG.FTS.B, 28.98%, 2/05/25 .. 93 97
991819745.UG.FTS.B, 28.98%, 2/05/25 .. 28 28
991819751.UG.FTS.B, 28.98%, 2/05/25 .. 397 408
991820191.UG.FTS.B, 28.98%, 2/05/25 .. 50 52
991829108.UG.FTS.B, 28.98%, 2/05/25 .. 480 500
991833444.UG.FTS.B, 28.98%, 2/05/25 .. 193 200
991836188.UG.FTS.B, 28.98%, 2/05/25 .. 114 118
991842297.UG.FTS.B, 28.98%, 2/05/25 .. 71 73
991842364.UG.FTS.B, 28.98%, 2/05/25 .. 768 790
991853603.UG.FTS.B, 28.98%, 2/05/25 .. 263 61
991855938.UG.FTS.B, 28.98%, 2/05/25 .. 193 200
991857568.UG.FTS.B, 28.98%, 2/05/25 .. 298 310
991863657.UG.FTS.B, 28.98%, 2/05/25 .. 82 86
991868870.UG.FTS.B, 28.98%, 2/05/25 .. 4 4
991884917.UG.FTS.B, 28.98%, 2/05/25 .. 310 320
991886335.UG.FTS.B, 28.98%, 2/05/25 .. 218 225
991894894.UG.FTS.B, 28.98%, 2/05/25 .. 988 1,021
991897007.UG.FTS.B, 28.98%, 2/05/25 .. 92 7
991901365.UG.FTS.B, 28.98%, 2/05/25 .. 528 544
991911562.UG.FTS.B, 28.98%, 2/05/25 .. 223 73
991916809.UG.FTS.B, 28.98%, 2/05/25 .. 28 28
991922743.UG.FTS.B, 28.98%, 2/05/25 .. 51 53
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991937493.UG.FTS.B, 28.98%, 2/05/25 .. $ 200 $ 201
991938119.UG.FTS.B, 28.98%, 2/05/25 .. 982 1,014
991680433.UG.FTS.B, 29.49%, 2/05/25 .. 79 80
991693084.UG.FTS.B, 29.49%, 2/05/25 .. 72 75
991694154.UG.FTS.B, 29.49%, 2/05/25 .. 657 656
991695684.UG.FTS.B, 29.49%, 2/05/25 .. 172 175
991697402.UG.FTS.B, 29.49%, 2/05/25 .. 114 118
991700153.UG.FTS.B, 29.49%, 2/05/25 .. 198 202
991700758.UG.FTS.B, 29.49%, 2/05/25 .. 290 305
991703611.UG.FTS.B, 29.49%, 2/05/25 .. 66 68
991704269.UG.FTS.B, 29.49%, 2/05/25 .. 76 –
991705084.UG.FTS.B, 29.49%, 2/05/25 .. 38 39
991709219.UG.FTS.B, 29.49%, 2/05/25 .. 46 47
991710338.UG.FTS.B, 29.49%, 2/05/25 .. 18 18
991710782.UG.FTS.B, 29.49%, 2/05/25 .. 682 707
991711446.UG.FTS.B, 29.49%, 2/05/25 .. 8 8
991713639.UG.FTS.B, 29.49%, 2/05/25 .. 154 158
991714180.UG.FTS.B, 29.49%, 2/05/25 .. 231 15
991715444.UG.FTS.B, 29.49%, 2/05/25 .. 666 686
991715800.UG.FTS.B, 29.49%, 2/05/25 .. 5 5
991718850.UG.FTS.B, 29.49%, 2/05/25 .. 346 353
991719235.UG.FTS.B, 29.49%, 2/05/25 .. 141 144
991722812.UG.FTS.B, 29.49%, 2/05/25 .. 162 169
991723913.UG.FTS.B, 29.49%, 2/05/25 .. 29 29
991725800.UG.FTS.B, 29.49%, 2/05/25 .. 125 127
991727032.UG.FTS.B, 29.49%, 2/05/25 .. 108 113
991728298.UG.FTS.B, 29.49%, 2/05/25 .. 67 70
991728509.UG.FTS.B, 29.49%, 2/05/25 .. 42 43
991732282.UG.FTS.B, 29.49%, 2/05/25 .. 95 99
991732719.UG.FTS.B, 29.49%, 2/05/25 .. 144 148
991733824.UG.FTS.B, 29.49%, 2/05/25 .. 1,304 –
991741465.UG.FTS.B, 29.49%, 2/05/25 .. 77 77
991745068.UG.FTS.B, 29.49%, 2/05/25 .. 4,500 280
991745294.UG.FTS.B, 29.49%, 2/05/25 .. 97 102
991745434.UG.FTS.B, 29.49%, 2/05/25 .. 9 9
991745495.UG.FTS.B, 29.49%, 2/05/25 .. 35 35
991746165.UG.FTS.B, 29.49%, 2/05/25 .. 163 171
991747447.UG.FTS.B, 29.49%, 2/05/25 .. 429 447
991747772.UG.FTS.B, 29.49%, 2/05/25 .. – –
991748448.UG.FTS.B, 29.49%, 2/05/25 .. 806 195
991750763.UG.FTS.B, 29.49%, 2/05/25 .. 72 72
991751122.UG.FTS.B, 29.49%, 2/05/25 .. 203 206
991751856.UG.FTS.B, 29.49%, 2/05/25 .. 13 13
991752282.UG.FTS.B, 29.49%, 2/05/25 .. 247 60
991752383.UG.FTS.B, 29.49%, 2/05/25 .. 110 115
991754108.UG.FTS.B, 29.49%, 2/05/25 .. 94 99
991756132.UG.FTS.B, 29.49%, 2/05/25 .. 123 16
991757533.UG.FTS.B, 29.49%, 2/05/25 .. 77 79
991761533.UG.FTS.B, 29.49%, 2/05/25 .. 114 114
991767013.UG.FTS.B, 29.49%, 2/05/25 .. 100 105
991768291.UG.FTS.B, 29.49%, 2/05/25 .. 77 82
991770008.UG.FTS.B, 29.49%, 2/05/25 .. 77 78
991770513.UG.FTS.B, 29.49%, 2/05/25 .. 66 69
991777615.UG.FTS.B, 29.49%, 2/05/25 .. – –
991779678.UG.FTS.B, 29.49%, 2/05/25 .. 103 108
991783713.UG.FTS.B, 29.49%, 2/05/25 .. 378 47
991788833.UG.FTS.B, 29.49%, 2/05/25 .. 156 159
991790182.UG.FTS.B, 29.49%, 2/05/25 .. 81 85

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991792046.UG.FTS.B, 29.49%, 2/05/25 .. $ 45 $ 46
991792427.UG.FTS.B, 29.49%, 2/05/25 .. 167 174
991796894.UG.FTS.B, 29.49%, 2/05/25 .. 468 489
991811197.UG.FTS.B, 29.49%, 2/05/25 .. 188 196
991811424.UG.FTS.B, 29.49%, 2/05/25 .. 667 –
991814933.UG.FTS.B, 29.49%, 2/05/25 .. 125 130
991815312.UG.FTS.B, 29.49%, 2/05/25 .. 188 196
991819739.UG.FTS.B, 29.49%, 2/05/25 .. 811 –
991819909.UG.FTS.B, 29.49%, 2/05/25 .. 7 7
991820737.UG.FTS.B, 29.49%, 2/05/25 .. 148 38
991831731.UG.FTS.B, 29.49%, 2/05/25 .. 54 55
991839936.UG.FTS.B, 29.49%, 2/05/25 .. 11 11
991842723.UG.FTS.B, 29.49%, 2/05/25 .. 97 101
991850751.UG.FTS.B, 29.49%, 2/05/25 .. 156 163
991853314.UG.FTS.B, 29.49%, 2/05/25 .. 93 96
991857355.UG.FTS.B, 29.49%, 2/05/25 .. 75 78
991857915.UG.FTS.B, 29.49%, 2/05/25 .. 301 300
991862214.UG.FTS.B, 29.49%, 2/05/25 .. 7 7
991875302.UG.FTS.B, 29.49%, 2/05/25 .. 100 –
991902591.UG.FTS.B, 29.49%, 2/05/25 .. 197 201
991908115.UG.FTS.B, 29.49%, 2/05/25 .. 35 35
991908155.UG.FTS.B, 29.49%, 2/05/25 .. 263 –
991919187.UG.FTS.B, 29.49%, 2/05/25 .. 133 137
991921228.UG.FTS.B, 29.49%, 2/05/25 .. 35 35
991925238.UG.FTS.B, 29.49%, 2/05/25 .. – –
991937053.UG.FTS.B, 29.49%, 2/05/25 .. 213 219
991938113.UG.FTS.B, 29.49%, 2/05/25 .. 260 268
991704035.UG.FTS.B, Zero Cpn, 2/06/25 . 234 16
991826190.UG.FTS.B, Zero Cpn, 2/06/25 . 74 5
991848757.UG.FTS.B, Zero Cpn, 2/06/25 . 2,334 161
991945741.UG.FTS.B, 15.97%, 2/06/25 .. 294 298
991941061.UG.FTS.B, 17.99%, 2/06/25 .. 252 256
991700171.UG.FTS.B, 18.97%, 2/06/25 .. 369 376
991873192.UG.FTS.B, 18.97%, 2/06/25 .. 89 22
991716319.UG.FTS.B, 19.21%, 2/06/25 .. 355 362
991786750.UG.FTS.B, 19.21%, 2/06/25 .. 135 138
991701533.UG.FTS.B, 19.8%, 2/06/25 ... 207 212
991710752.UG.FTS.B, 19.8%, 2/06/25 ... 279 285
991724990.UG.FTS.B, 19.8%, 2/06/25 ... 89 89
991698898.UG.FTS.B, 19.99%, 2/06/25 .. 969 987
991701760.UG.FTS.B, 19.99%, 2/06/25 .. 23 23
991755348.UG.FTS.B, 19.99%, 2/06/25 .. 77 80
991767533.UG.FTS.B, 19.99%, 2/06/25 .. 55 57
991802156.UG.FTS.B, 19.99%, 2/06/25 .. 519 541
991714002.UG.FTS.B, 20.46%, 2/06/25 .. 543 555
991754233.UG.FTS.B, 20.46%, 2/06/25 .. 135 34
991801256.UG.FTS.B, 20.46%, 2/06/25 .. 311 318
991829259.UG.FTS.B, 20.46%, 2/06/25 .. 134 137
991863415.UG.FTS.B, 20.46%, 2/06/25 .. 571 583
991718934.UG.FTS.B, 20.97%, 2/06/25 .. 156 158
991699332.UG.FTS.B, 21.46%, 2/06/25 .. 651 642
991726288.UG.FTS.B, 21.98%, 2/06/25 .. 134 136
991741410.UG.FTS.B, 21.98%, 2/06/25 .. 212 215
991792953.UG.FTS.B, 21.98%, 2/06/25 .. 2,653 2,706
991807809.UG.FTS.B, 21.98%, 2/06/25 .. 967 969
991845918.UG.FTS.B, 21.98%, 2/06/25 .. 126 126
991869067.UG.FTS.B, 21.98%, 2/06/25 .. 536 548
991768595.UG.FTS.B, 22.97%, 2/06/25 .. 39 39
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991871370.UG.FTS.B, 22.97%, 2/06/25 .. $ 4,364 $ 4,462
991927310.UG.FTS.B, 22.97%, 2/06/25 .. 24 24
991769602.UG.FTS.B, 23.95%, 2/06/25 .. 731 730
991793223.UG.FTS.B, 23.95%, 2/06/25 .. 460 125
991936216.UG.FTS.B, 23.95%, 2/06/25 .. 7 7
991733615.UG.FTS.B, 27.95%, 2/06/25 .. 765 785
991759445.UG.FTS.B, 27.99%, 2/06/25 .. 181 189
991851167.UG.FTS.B, 27.99%, 2/06/25 .. 33 33
991691439.UG.FTS.B, 28.98%, 2/06/25 .. 680 693
991700105.UG.FTS.B, 28.98%, 2/06/25 .. 75 78
991700313.UG.FTS.B, 28.98%, 2/06/25 .. 55 56
991701200.UG.FTS.B, 28.98%, 2/06/25 .. 70 73
991701698.UG.FTS.B, 28.98%, 2/06/25 .. 137 141
991702178.UG.FTS.B, 28.98%, 2/06/25 .. 74 77
991703634.UG.FTS.B, 28.98%, 2/06/25 .. 175 180
991706049.UG.FTS.B, 28.98%, 2/06/25 .. 101 102
991706891.UG.FTS.B, 28.98%, 2/06/25 .. 63 65
991707490.UG.FTS.B, 28.98%, 2/06/25 .. 78 79
991708571.UG.FTS.B, 28.98%, 2/06/25 .. 177 184
991709238.UG.FTS.B, 28.98%, 2/06/25 .. 142 9
991710098.UG.FTS.B, 28.98%, 2/06/25 .. 86 88
991711651.UG.FTS.B, 28.98%, 2/06/25 .. 96 7
991711745.UG.FTS.B, 28.98%, 2/06/25 .. 117 121
991717052.UG.FTS.B, 28.98%, 2/06/25 .. 332 345
991718507.UG.FTS.B, 28.98%, 2/06/25 .. 132 136
991718999.UG.FTS.B, 28.98%, 2/06/25 .. 22 22
991725784.UG.FTS.B, 28.98%, 2/06/25 .. 117 122
991725860.UG.FTS.B, 28.98%, 2/06/25 .. 60 62
991728916.UG.FTS.B, 28.98%, 2/06/25 .. 101 103
991729192.UG.FTS.B, 28.98%, 2/06/25 .. 456 475
991729721.UG.FTS.B, 28.98%, 2/06/25 .. 251 258
991732224.UG.FTS.B, 28.98%, 2/06/25 .. 152 151
991734751.UG.FTS.B, 28.98%, 2/06/25 .. 546 557
991734815.UG.FTS.B, 28.98%, 2/06/25 .. 164 171
991737546.UG.FTS.B, 28.98%, 2/06/25 .. 293 302
991739880.UG.FTS.B, 28.98%, 2/06/25 .. 102 102
991743323.UG.FTS.B, 28.98%, 2/06/25 .. 110 7
991748713.UG.FTS.B, 28.98%, 2/06/25 .. 463 465
991749171.UG.FTS.B, 28.98%, 2/06/25 .. 773 794
991751750.UG.FTS.B, 28.98%, 2/06/25 .. 150 46
991752424.UG.FTS.B, 28.98%, 2/06/25 .. 92 96
991756884.UG.FTS.B, 28.98%, 2/06/25 .. 194 202
991758045.UG.FTS.B, 28.98%, 2/06/25 .. 459 478
991762162.UG.FTS.B, 28.98%, 2/06/25 .. 181 189
991766105.UG.FTS.B, 28.98%, 2/06/25 .. 310 323
991766305.UG.FTS.B, 28.98%, 2/06/25 .. 298 311
991766721.UG.FTS.B, 28.98%, 2/06/25 .. 737 768
991770800.UG.FTS.B, 28.98%, 2/06/25 .. 89 93
991776146.UG.FTS.B, 28.98%, 2/06/25 .. 152 158
991787293.UG.FTS.B, 28.98%, 2/06/25 .. 87 90
991794977.UG.FTS.B, 28.98%, 2/06/25 .. 59 61
991813823.UG.FTS.B, 28.98%, 2/06/25 .. 111 116
991815125.UG.FTS.B, 28.98%, 2/06/25 .. 338 338
991815323.UG.FTS.B, 28.98%, 2/06/25 .. 74 19
991817047.UG.FTS.B, 28.98%, 2/06/25 .. 502 522
991823294.UG.FTS.B, 28.98%, 2/06/25 .. 152 156
991823324.UG.FTS.B, 28.98%, 2/06/25 .. 1,045 1,068
991826493.UG.FTS.B, 28.98%, 2/06/25 .. 73 75

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991832318.UG.FTS.B, 28.98%, 2/06/25 .. $ 76 $ 5
991832752.UG.FTS.B, 28.98%, 2/06/25 .. 414 432
991834196.UG.FTS.B, 28.98%, 2/06/25 .. 45 45
991836050.UG.FTS.B, 28.98%, 2/06/25 .. 166 173
991836125.UG.FTS.B, 28.98%, 2/06/25 .. 527 549
991837625.UG.FTS.B, 28.98%, 2/06/25 .. 85 86
991842664.UG.FTS.B, 28.98%, 2/06/25 .. 108 112
991852569.UG.FTS.B, 28.98%, 2/06/25 .. 40 41
991855239.UG.FTS.B, 28.98%, 2/06/25 .. 451 127
991861556.UG.FTS.B, 28.98%, 2/06/25 .. 116 120
991862866.UG.FTS.B, 28.98%, 2/06/25 .. 2,185 2,258
991868227.UG.FTS.B, 28.98%, 2/06/25 .. 473 493
991868577.UG.FTS.B, 28.98%, 2/06/25 .. 153 159
991878519.UG.FTS.B, 28.98%, 2/06/25 .. 22 22
991896380.UG.FTS.B, 28.98%, 2/06/25 .. 4,117 4,227
991912584.UG.FTS.B, 28.98%, 2/06/25 .. 287 71
991917185.UG.FTS.B, 28.98%, 2/06/25 .. 132 32
991930551.UG.FTS.B, 28.98%, 2/06/25 .. 244 252
991934063.UG.FTS.B, 28.98%, 2/06/25 .. 48 49
991712510.UG.FTS.B, 29.47%, 2/06/25 .. 196 205
991690486.UG.FTS.B, 29.49%, 2/06/25 .. 527 533
991690939.UG.FTS.B, 29.49%, 2/06/25 .. 839 877
991700095.UG.FTS.B, 29.49%, 2/06/25 .. 134 138
991700980.UG.FTS.B, 29.49%, 2/06/25 .. 320 330
991701366.UG.FTS.B, 29.49%, 2/06/25 .. 493 31
991704419.UG.FTS.B, 29.49%, 2/06/25 .. 189 198
991704708.UG.FTS.B, 29.49%, 2/06/25 .. 233 –
991706683.UG.FTS.B, 29.49%, 2/06/25 .. 50 50
991707381.UG.FTS.B, 29.49%, 2/06/25 .. 142 144
991707856.UG.FTS.B, 29.49%, 2/06/25 .. 117 118
991708109.UG.FTS.B, 29.49%, 2/06/25 .. 118 123
991708283.UG.FTS.B, 29.49%, 2/06/25 .. 64 67
991708927.UG.FTS.B, 29.49%, 2/06/25 .. 98 100
991709656.UG.FTS.B, 29.49%, 2/06/25 .. 360 371
991712333.UG.FTS.B, 29.49%, 2/06/25 .. 89 93
991712745.UG.FTS.B, 29.49%, 2/06/25 .. 86 90
991715596.UG.FTS.B, 29.49%, 2/06/25 .. 811 832
991717099.UG.FTS.B, 29.49%, 2/06/25 .. 26 26
991717494.UG.FTS.B, 29.49%, 2/06/25 .. 1 1
991718002.UG.FTS.B, 29.49%, 2/06/25 .. 123 16
991719419.UG.FTS.B, 29.49%, 2/06/25 .. 257 16
991721139.UG.FTS.B, 29.49%, 2/06/25 .. 166 174
991721483.UG.FTS.B, 29.49%, 2/06/25 .. 48 39
991725507.UG.FTS.B, 29.49%, 2/06/25 .. 214 224
991728380.UG.FTS.B, 29.49%, 2/06/25 .. 153 160
991728473.UG.FTS.B, 29.49%, 2/06/25 .. 1,058 1,105
991729831.UG.FTS.B, 29.49%, 2/06/25 .. 159 163
991730113.UG.FTS.B, 29.49%, 2/06/25 .. 162 169
991734435.UG.FTS.B, 29.49%, 2/06/25 .. 95 24
991738035.UG.FTS.B, 29.49%, 2/06/25 .. 68 71
991738990.UG.FTS.B, 29.49%, 2/06/25 .. 469 473
991746112.UG.FTS.B, 29.49%, 2/06/25 .. 49 49
991746952.UG.FTS.B, 29.49%, 2/06/25 .. 210 213
991747607.UG.FTS.B, 29.49%, 2/06/25 .. 113 119
991749942.UG.FTS.B, 29.49%, 2/06/25 .. 277 291
991754744.UG.FTS.B, 29.49%, 2/06/25 .. 211 27
991757332.UG.FTS.B, 29.49%, 2/06/25 .. 52 52
991759741.UG.FTS.B, 29.49%, 2/06/25 .. 215 226
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991767120.UG.FTS.B, 29.49%, 2/06/25 .. $ 28 $ 11
991767728.UG.FTS.B, 29.49%, 2/06/25 .. 129 135
991769688.UG.FTS.B, 29.49%, 2/06/25 .. 250 261
991769928.UG.FTS.B, 29.49%, 2/06/25 .. 176 179
991771068.UG.FTS.B, 29.49%, 2/06/25 .. 77 78
991796673.UG.FTS.B, 29.49%, 2/06/25 .. 70 70
991797405.UG.FTS.B, 29.49%, 2/06/25 .. 102 107
991798596.UG.FTS.B, 29.49%, 2/06/25 .. 32 32
991800849.UG.FTS.B, 29.49%, 2/06/25 .. 39 41
991812212.UG.FTS.B, 29.49%, 2/06/25 .. 100 101
991812574.UG.FTS.B, 29.49%, 2/06/25 .. 84 89
991815674.UG.FTS.B, 29.49%, 2/06/25 .. 285 293
991816101.UG.FTS.B, 29.49%, 2/06/25 .. 123 129
991818985.UG.FTS.B, 29.49%, 2/06/25 .. 26 26
991821554.UG.FTS.B, 29.49%, 2/06/25 .. 78 82
991825654.UG.FTS.B, 29.49%, 2/06/25 .. 159 12
991826917.UG.FTS.B, 29.49%, 2/06/25 .. 344 359
991834402.UG.FTS.B, 29.49%, 2/06/25 .. 82 5
991834986.UG.FTS.B, 29.49%, 2/06/25 .. 277 292
991835940.UG.FTS.B, 29.49%, 2/06/25 .. 132 –
991836634.UG.FTS.B, 29.49%, 2/06/25 .. 92 94
991844028.UG.FTS.B, 29.49%, 2/06/25 .. 1,721 116
991848072.UG.FTS.B, 29.49%, 2/06/25 .. 105 109
991850107.UG.FTS.B, 29.49%, 2/06/25 .. 15 15
991852176.UG.FTS.B, 29.49%, 2/06/25 .. 83 87
991854157.UG.FTS.B, 29.49%, 2/06/25 .. 330 –
991855511.UG.FTS.B, 29.49%, 2/06/25 .. 21 3
991862795.UG.FTS.B, 29.49%, 2/06/25 .. 829 860
991863148.UG.FTS.B, 29.49%, 2/06/25 .. 100 14
991869807.UG.FTS.B, 29.49%, 2/06/25 .. 96 100
991870451.UG.FTS.B, 29.49%, 2/06/25 .. 64 66
991871207.UG.FTS.B, 29.49%, 2/06/25 .. – –
991873395.UG.FTS.B, 29.49%, 2/06/25 .. 20 3
991875332.UG.FTS.B, 29.49%, 2/06/25 .. – –
991886716.UG.FTS.B, 29.49%, 2/06/25 .. 79 82
991896068.UG.FTS.B, 29.49%, 2/06/25 .. 30 30
991908415.UG.FTS.B, 29.49%, 2/06/25 .. 34 35
991914065.UG.FTS.B, 29.49%, 2/06/25 .. 106 110
991919465.UG.FTS.B, 29.49%, 2/06/25 .. 6 6
991693038.UG.FTS.B, Zero Cpn, 2/07/25 . 1,857 129
991712587.UG.FTS.B, Zero Cpn, 2/07/25 . 503 35
991729754.UG.FTS.B, Zero Cpn, 2/07/25 . 1,006 69
991792553.UG.FTS.B, Zero Cpn, 2/07/25 . 264 18
991853938.UG.FTS.B, Zero Cpn, 2/07/25 . 2,094 146
991891982.UG.FTS.B, Zero Cpn, 2/07/25 . – –
991895165.UG.FTS.B, Zero Cpn, 2/07/25 . – –
991736213.UG.FTS.B, 14.98%, 2/07/25 .. 256 260
991860327.UG.FTS.B, 17.99%, 2/07/25 .. 699 83
991933227.UG.FTS.B, 17.99%, 2/07/25 .. 32 2
991827281.UG.FTS.B, 18.97%, 2/07/25 .. 76 78
991905123.UG.FTS.B, 18.97%, 2/07/25 .. 87 88
991748413.UG.FTS.B, 19.21%, 2/07/25 .. 294 296
991783290.UG.FTS.B, 19.21%, 2/07/25 .. 201 205
991818350.UG.FTS.B, 19.21%, 2/07/25 .. – –
991924115.UG.FTS.B, 19.21%, 2/07/25 .. 58 59
991834369.UG.FTS.B, 19.8%, 2/07/25 ... 218 222
991856601.UG.FTS.B, 19.99%, 2/07/25 .. 234 243
991929262.UG.FTS.B, 19.99%, 2/07/25 .. 74 77

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991929766.UG.FTS.B, 19.99%, 2/07/25 .. $ 112 $ 115
991868003.UG.FTS.B, 20.46%, 2/07/25 .. 188 46
991711288.UG.FTS.B, 21.98%, 2/07/25 .. 123 126
991843735.UG.FTS.B, 21.98%, 2/07/25 .. 321 328
991736467.UG.FTS.B, 22.97%, 2/07/25 .. 255 260
991772252.UG.FTS.B, 23.95%, 2/07/25 .. 1,073 1,098
991762975.UG.FTS.B, 25.95%, 2/07/25 .. 272 278
991709714.UG.FTS.B, 27.99%, 2/07/25 .. 40 41
991748191.UG.FTS.B, 27.99%, 2/07/25 .. 206 215
991785599.UG.FTS.B, 27.99%, 2/07/25 .. 263 263
991800353.UG.FTS.B, 27.99%, 2/07/25 .. 61 64
991880949.UG.FTS.B, 27.99%, 2/07/25 .. 37 38
991697103.UG.FTS.B, 28.98%, 2/07/25 .. 274 283
991705793.UG.FTS.B, 28.98%, 2/07/25 .. 302 311
991705973.UG.FTS.B, 28.98%, 2/07/25 .. 134 139
991706813.UG.FTS.B, 28.98%, 2/07/25 .. 326 84
991707358.UG.FTS.B, 28.98%, 2/07/25 .. 78 81
991708937.UG.FTS.B, 28.98%, 2/07/25 .. 144 149
991708989.UG.FTS.B, 28.98%, 2/07/25 .. 144 147
991710379.UG.FTS.B, 28.98%, 2/07/25 .. 180 187
991710718.UG.FTS.B, 28.98%, 2/07/25 .. 67 69
991712303.UG.FTS.B, 28.98%, 2/07/25 .. 121 126
991712542.UG.FTS.B, 28.98%, 2/07/25 .. 48 50
991712922.UG.FTS.B, 28.98%, 2/07/25 .. 90 93
991716650.UG.FTS.B, 28.98%, 2/07/25 .. 62 47
991717771.UG.FTS.B, 28.98%, 2/07/25 .. 198 204
991724273.UG.FTS.B, 28.98%, 2/07/25 .. 919 958
991724529.UG.FTS.B, 28.98%, 2/07/25 .. 1,025 1,066
991727635.UG.FTS.B, 28.98%, 2/07/25 .. 176 183
991728955.UG.FTS.B, 28.98%, 2/07/25 .. 257 263
991731435.UG.FTS.B, 28.98%, 2/07/25 .. 139 145
991739386.UG.FTS.B, 28.98%, 2/07/25 .. 277 19
991740286.UG.FTS.B, 28.98%, 2/07/25 .. 557 581
991743968.UG.FTS.B, 28.98%, 2/07/25 .. 318 332
991755398.UG.FTS.B, 28.98%, 2/07/25 .. 75 78
991755903.UG.FTS.B, 28.98%, 2/07/25 .. 113 116
991772287.UG.FTS.B, 28.98%, 2/07/25 .. 278 290
991774768.UG.FTS.B, 28.98%, 2/07/25 .. 1,634 1,692
991784791.UG.FTS.B, 28.98%, 2/07/25 .. 155 160
991796956.UG.FTS.B, 28.98%, 2/07/25 .. 71 74
991799326.UG.FTS.B, 28.98%, 2/07/25 .. 375 386
991799442.UG.FTS.B, 28.98%, 2/07/25 .. 701 726
991801184.UG.FTS.B, 28.98%, 2/07/25 .. 1,705 221
991803039.UG.FTS.B, 28.98%, 2/07/25 .. 524 545
991805595.UG.FTS.B, 28.98%, 2/07/25 .. 29 30
991806653.UG.FTS.B, 28.98%, 2/07/25 .. 188 192
991807039.UG.FTS.B, 28.98%, 2/07/25 .. 205 212
991807123.UG.FTS.B, 28.98%, 2/07/25 .. 359 364
991809459.UG.FTS.B, 28.98%, 2/07/25 .. 31 31
991811191.UG.FTS.B, 28.98%, 2/07/25 .. 555 561
991814223.UG.FTS.B, 28.98%, 2/07/25 .. 100 104
991830675.UG.FTS.B, 28.98%, 2/07/25 .. 122 127
991835648.UG.FTS.B, 28.98%, 2/07/25 .. 110 115
991838148.UG.FTS.B, 28.98%, 2/07/25 .. 255 258
991838996.UG.FTS.B, 28.98%, 2/07/25 .. 147 36
991840095.UG.FTS.B, 28.98%, 2/07/25 .. 42 6
991849419.UG.FTS.B, 28.98%, 2/07/25 .. 336 350
991852363.UG.FTS.B, 28.98%, 2/07/25 .. 43 44
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991854543.UG.FTS.B, 28.98%, 2/07/25 .. $ 144 $ 151
991875987.UG.FTS.B, 28.98%, 2/07/25 .. 277 17
991882872.UG.FTS.B, 28.98%, 2/07/25 .. 206 213
991884000.UG.FTS.B, 28.98%, 2/07/25 .. 674 681
991922608.UG.FTS.B, 28.98%, 2/07/25 .. 171 173
991935487.UG.FTS.B, 28.98%, 2/07/25 .. 80 82
991727371.UG.FTS.B, 29.46%, 2/07/25 .. 94 24
991709575.UG.FTS.B, 29.48%, 2/07/25 .. 197 207
991705974.UG.FTS.B, 29.49%, 2/07/25 .. 445 452
991707049.UG.FTS.B, 29.49%, 2/07/25 .. 137 36
991707186.UG.FTS.B, 29.49%, 2/07/25 .. 219 224
991708039.UG.FTS.B, 29.49%, 2/07/25 .. 414 52
991709608.UG.FTS.B, 29.49%, 2/07/25 .. 178 184
991712449.UG.FTS.B, 29.49%, 2/07/25 .. 105 110
991712892.UG.FTS.B, 29.49%, 2/07/25 .. 165 166
991713198.UG.FTS.B, 29.49%, 2/07/25 .. 17 17
991714825.UG.FTS.B, 29.49%, 2/07/25 .. 39 40
991715086.UG.FTS.B, 29.49%, 2/07/25 .. 26 3
991717543.UG.FTS.B, 29.49%, 2/07/25 .. 115 121
991718167.UG.FTS.B, 29.49%, 2/07/25 .. 84 88
991720150.UG.FTS.B, 29.49%, 2/07/25 .. 216 218
991721040.UG.FTS.B, 29.49%, 2/07/25 .. 83 87
991721496.UG.FTS.B, 29.49%, 2/07/25 .. 76 80
991723604.UG.FTS.B, 29.49%, 2/07/25 .. 30 30
991726856.UG.FTS.B, 29.49%, 2/07/25 .. 19 19
991728336.UG.FTS.B, 29.49%, 2/07/25 .. 29 29
991729210.UG.FTS.B, 29.49%, 2/07/25 .. 447 461
991729445.UG.FTS.B, 29.49%, 2/07/25 .. 56 58
991729898.UG.FTS.B, 29.49%, 2/07/25 .. 54 16
991730072.UG.FTS.B, 29.49%, 2/07/25 .. 624 644
991730418.UG.FTS.B, 29.49%, 2/07/25 .. 932 943
991733135.UG.FTS.B, 29.49%, 2/07/25 .. 2,071 2,127
991734242.UG.FTS.B, 29.49%, 2/07/25 .. 122 124
991734487.UG.FTS.B, 29.49%, 2/07/25 .. 222 29
991734975.UG.FTS.B, 29.49%, 2/07/25 .. 52 54
991735751.UG.FTS.B, 29.49%, 2/07/25 .. 101 13
991735915.UG.FTS.B, 29.49%, 2/07/25 .. 213 223
991736815.UG.FTS.B, 29.49%, 2/07/25 .. 838 870
991736857.UG.FTS.B, 29.49%, 2/07/25 .. 942 982
991737666.UG.FTS.B, 29.49%, 2/07/25 .. 124 125
991738244.UG.FTS.B, 29.49%, 2/07/25 .. 87 87
991738742.UG.FTS.B, 29.49%, 2/07/25 .. 31 32
991741355.UG.FTS.B, 29.49%, 2/07/25 .. 36 37
991745513.UG.FTS.B, 29.49%, 2/07/25 .. 187 191
991745593.UG.FTS.B, 29.49%, 2/07/25 .. 371 375
991747860.UG.FTS.B, 29.49%, 2/07/25 .. 19 19
991751851.UG.FTS.B, 29.49%, 2/07/25 .. 27 27
991754591.UG.FTS.B, 29.49%, 2/07/25 .. 108 26
991759359.UG.FTS.B, 29.49%, 2/07/25 .. 406 424
991759641.UG.FTS.B, 29.49%, 2/07/25 .. 113 118
991759993.UG.FTS.B, 29.49%, 2/07/25 .. 163 171
991760081.UG.FTS.B, 29.49%, 2/07/25 .. 106 112
991761633.UG.FTS.B, 29.49%, 2/07/25 .. 91 95
991770778.UG.FTS.B, 29.49%, 2/07/25 .. 37 38
991777257.UG.FTS.B, 29.49%, 2/07/25 .. 88 24
991778724.UG.FTS.B, 29.49%, 2/07/25 .. 91 93
991778741.UG.FTS.B, 29.49%, 2/07/25 .. 156 155
991782212.UG.FTS.B, 29.49%, 2/07/25 .. 252 261

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991787617.UG.FTS.B, 29.49%, 2/07/25 .. $ 65 $ 68
991788685.UG.FTS.B, 29.49%, 2/07/25 .. 376 381
991791306.UG.FTS.B, 29.49%, 2/07/25 .. 80 82
991794594.UG.FTS.B, 29.49%, 2/07/25 .. 18 18
991795473.UG.FTS.B, 29.49%, 2/07/25 .. 28 28
991799844.UG.FTS.B, 29.49%, 2/07/25 .. 40 41
991807111.UG.FTS.B, 29.49%, 2/07/25 .. 71 72
991808521.UG.FTS.B, 29.49%, 2/07/25 .. 293 302
991809177.UG.FTS.B, 29.49%, 2/07/25 .. 196 201
991809318.UG.FTS.B, 29.49%, 2/07/25 .. 93 97
991813864.UG.FTS.B, 29.49%, 2/07/25 .. 28 29
991815263.UG.FTS.B, 29.49%, 2/07/25 .. 209 217
991818057.UG.FTS.B, 29.49%, 2/07/25 .. 74 25
991827340.UG.FTS.B, 29.49%, 2/07/25 .. 728 754
991832087.UG.FTS.B, 29.49%, 2/07/25 .. 87 91
991837440.UG.FTS.B, 29.49%, 2/07/25 .. 501 517
991842138.UG.FTS.B, 29.49%, 2/07/25 .. 135 139
991842816.UG.FTS.B, 29.49%, 2/07/25 .. 136 142
991843151.UG.FTS.B, 29.49%, 2/07/25 .. 540 134
991843726.UG.FTS.B, 29.49%, 2/07/25 .. 275 281
991843750.UG.FTS.B, 29.49%, 2/07/25 .. 31 31
991848794.UG.FTS.B, 29.49%, 2/07/25 .. 23 24
991852313.UG.FTS.B, 29.49%, 2/07/25 .. – –
991852346.UG.FTS.B, 29.49%, 2/07/25 .. 138 145
991857024.UG.FTS.B, 29.49%, 2/07/25 .. 100 101
991858094.UG.FTS.B, 29.49%, 2/07/25 .. 164 173
991860322.UG.FTS.B, 29.49%, 2/07/25 .. 102 107
991868612.UG.FTS.B, 29.49%, 2/07/25 .. 67 67
991883200.UG.FTS.B, 29.49%, 2/07/25 .. 381 397
991887497.UG.FTS.B, 29.49%, 2/07/25 .. 603 624
991895721.UG.FTS.B, 29.49%, 2/07/25 .. 149 149
991914240.UG.FTS.B, 29.49%, 2/07/25 .. 239 246
991918574.UG.FTS.B, 29.49%, 2/07/25 .. 237 246
991924888.UG.FTS.B, 29.49%, 2/07/25 .. 110 28
991930808.UG.FTS.B, 29.49%, 2/07/25 .. 524 547
991783643.UG.FTS.B, 14.98%, 2/08/25 .. 998 1,018
991895441.UG.FTS.B, 14.98%, 2/08/25 .. 911 –
991946691.UG.FTS.B, 14.98%, 2/08/25 .. 24 11
991802379.UG.FTS.B, 15.97%, 2/08/25 .. 253 258
991904951.UG.FTS.B, 15.97%, 2/08/25 .. 172 175
991908489.UG.FTS.B, 15.97%, 2/08/25 .. 251 256
991917251.UG.FTS.B, 15.97%, 2/08/25 .. 199 202
991771363.UG.FTS.B, 16.99%, 2/08/25 .. 1,275 1,302
991784207.UG.FTS.B, 16.99%, 2/08/25 .. 161 39
991894055.UG.FTS.B, 16.99%, 2/08/25 .. 161 39
991905481.UG.FTS.B, 16.99%, 2/08/25 .. 81 82
991721411.UG.FTS.B, 17.99%, 2/08/25 .. 596 42
991731306.UG.FTS.B, 17.99%, 2/08/25 .. 704 702
991746485.UG.FTS.B, 17.99%, 2/08/25 .. 23 1
991868983.UG.FTS.B, 17.99%, 2/08/25 .. 243 17
991717470.UG.FTS.B, 19.21%, 2/08/25 .. 168 169
991724869.UG.FTS.B, 15%, 2/09/25 ..... 642 656
991746108.UG.FTS.B, 15%, 2/09/25 ..... 160 162
991746306.UG.FTS.B, 15%, 2/09/25 ..... 706 712
991862382.UG.FTS.B, 15%, 2/09/25 ..... 76 77
991908452.UG.FTS.B, 15%, 2/09/25 ..... 1,493 1,525
991929779.UG.FTS.B, 15%, 2/09/25 ..... 21 21
991781627.UG.FTS.B, 15.97%, 2/09/25 .. 309 37
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991719973.UG.FTS.B, 16.99%, 2/09/25 .. $ 153 $ 157
991778289.UG.FTS.B, 16.99%, 2/09/25 .. 583 595
991783787.UG.FTS.B, 16.99%, 2/09/25 .. 510 521
991784826.UG.FTS.B, 16.99%, 2/09/25 .. 587 71
991863273.UG.FTS.B, 16.99%, 2/09/25 .. 764 779
991741247.UG.FTS.B, 17.97%, 2/09/25 .. 514 525
991764270.UG.FTS.B, 17.99%, 2/09/25 .. 264 270
991806884.UG.FTS.B, 17.99%, 2/09/25 .. 111 113
991867276.UG.FTS.B, 17.99%, 2/09/25 .. 141 143
991646974.UG.FTS.B, 28.98%, 2/15/25 .. 148 20
991766510.UG.FTS.B, 29.49%, 2/17/25 .. 70 72
991630337.UG.FTS.B, 18.97%, 2/23/25 .. 73 54
991724492.UG.FTS.B, Zero Cpn, 3/02/25 . 81 6
991849560.UG.FTS.B, 29.49%, 3/04/25 .. 68 53
991710560.UG.FTS.B, 28.98%, 3/05/25 .. 459 117
991917746.UG.FTS.B, 29.49%, 3/05/25 .. 117 89
991547229.UG.FTS.B, 29.49%, 3/15/25 .. 325 339
991693195.UG.FTS.B, 29.49%, 3/22/25 .. – –
991645315.UG.FTS.B, 29.49%, 3/23/25 .. 72 55
991654581.UG.FTS.B, Zero Cpn, 3/26/25 . 266 19
991683489.UG.FTS.B, Zero Cpn, 4/05/25 . 1,932 133
991921265.UG.FTS.B, 28.98%, 4/05/25 .. 90 21
991762048.UG.FTS.B, 18.97%, 4/06/25 .. 160 11
991545880.UG.FTS.B, 28.98%, 4/17/25 .. 67 50
991772528.UG.FTS.B, 28.98%, 4/17/25 .. 159 11
991573331.UG.FTS.B, 29.49%, 4/17/25 .. 94 97
991577516.UG.FTS.B, 29.49%, 4/17/25 .. 124 9
991699882.UG.FTS.B, 19.99%, 4/18/25 .. 83 64
991700341.UG.FTS.B, 21.46%, 4/18/25 .. 184 131
991629369.UG.FTS.B, 26.94%, 4/19/25 .. 75 55
991811950.UG.FTS.B, 19.99%, 4/20/25 .. 74 64
991786528.UG.FTS.B, 21.98%, 4/20/25 .. 106 78
991762816.UG.FTS.B, 29.49%, 4/20/25 .. 76 79
991632438.UG.FTS.B, 19.8%, 4/21/25 ... 1,202 893
991654006.UG.FTS.B, 29.49%, 4/21/25 .. 114 119
991697266.UG.FTS.B, 21.46%, 4/22/25 .. 204 209
991702030.UG.FTS.B, 21.46%, 4/22/25 .. 1,274 1,307
991732943.UG.FTS.B, 29.49%, 4/22/25 .. 120 96
991687274.UG.FTS.B, 19.99%, 4/23/25 .. 158 165
991638710.UG.FTS.B, 28.98%, 4/23/25 .. 155 158
991742808.UG.FTS.B, 29.49%, 4/23/25 .. 356 244
991613039.UG.FTS.B, 19.99%, 4/24/25 .. 523 550
991666052.UG.FTS.B, 25.98%, 4/24/25 .. 100 –
991749269.UG.FTS.B, 29.49%, 4/24/25 .. 193 203
991838313.UG.FTS.B, 15.97%, 4/25/25 .. 1,151 1,175
991659919.UG.FTS.B, 20.97%, 4/27/25 .. 92 68
991915319.UG.FTS.B, 20.46%, 5/04/25 .. 144 32
991714493.UG.FTS.B, 28.98%, 5/05/25 .. 99 6
991721024.UG.FTS.B, 28.98%, 5/05/25 .. 566 397
991724571.UG.FTS.B, 28.98%, 5/05/25 .. 140 146
991922957.UG.FTS.B, 21.98%, 5/06/25 .. 154 113
991707574.UG.FTS.B, 29.49%, 5/07/25 .. 65 60
991834646.UG.FTS.B, Zero Cpn, 5/08/25 . 1,730 122
991669072.UG.FTS.B, 28.98%, 5/16/25 .. 166 127
991770244.UG.FTS.B, 28.98%, 5/16/25 .. 451 –
991563658.UG.FTS.B, 29.49%, 5/16/25 .. 823 859
991550463.UG.FTS.B, 19.99%, 5/17/25 .. 1,160 1,215
991579762.UG.FTS.B, 19.99%, 5/17/25 .. 196 150

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991626332.UG.FTS.B, 19.99%, 5/17/25 .. $ 347 $ 265
991723012.UG.FTS.B, 27.99%, 5/17/25 .. 352 48
991601320.UG.FTS.B, 28.98%, 5/17/25 .. 585 439
991740124.UG.FTS.B, 28.98%, 5/17/25 .. 70 56
991544991.UG.FTS.B, 29.48%, 5/17/25 .. 216 18
991592560.UG.FTS.B, 29.49%, 5/17/25 .. 156 163
991686463.UG.FTS.B, 28.98%, 5/18/25 .. 468 490
991723176.UG.FTS.B, 29.49%, 5/18/25 .. 165 172
991777444.UG.FTS.B, 29.49%, 5/18/25 .. 83 66
991662231.UG.FTS.B, 28.98%, 5/19/25 .. 87 91
991693097.UG.FTS.B, 26.94%, 5/20/25 .. 325 332
991674428.UG.FTS.B, 29.49%, 5/20/25 .. 773 602
991759014.UG.FTS.B, 29.49%, 5/20/25 .. 85 63
991633359.UG.FTS.B, 29.49%, 5/21/25 .. 493 –
991746950.UG.FTS.B, 29.49%, 5/21/25 .. 144 10
991776695.UG.FTS.B, 29.49%, 5/21/25 .. 124 130
991679229.UG.FTS.B, Zero Cpn, 5/22/25 . 100 7
991721073.UG.FTS.B, Zero Cpn, 5/22/25 . 243 17
991585964.UG.FTS.B, 28.98%, 5/22/25 .. 457 480
991665672.UG.FTS.B, 28.98%, 5/22/25 .. 608 629
991813221.UG.FTS.B, 29.49%, 5/22/25 .. 116 118
991589676.UG.FTS.B, 29.49%, 5/23/25 .. 774 –
991772210.UG.FTS.B, 28.98%, 5/24/25 .. 2,734 375
991596209.UG.FTS.B, 29.49%, 5/24/25 .. 899 957
991609299.UG.FTS.B, 29.49%, 5/24/25 .. 1,256 1,325
991770465.UG.FTS.B, 29.49%, 5/24/25 .. 74 78
991802443.UG.FTS.B, 29.49%, 5/24/25 .. 268 282
991805657.UG.FTS.B, 29.49%, 6/03/25 .. 362 377
991864584.UG.FTS.B, 29.49%, 6/03/25 .. 104 81
991847043.UG.FTS.B, 29.49%, 6/04/25 .. 494 401
991772904.UG.FTS.B, 19.99%, 6/05/25 .. 122 127
991708239.UG.FTS.B, 28.98%, 6/05/25 .. 139 106
991736771.UG.FTS.B, 28.98%, 6/05/25 .. 179 185
991700073.UG.FTS.B, 29.49%, 6/05/25 .. 197 25
991748176.UG.FTS.B, 29.49%, 6/05/25 .. 82 5
991781338.UG.FTS.B, 29.49%, 6/05/25 .. 819 54
991928851.UG.FTS.B, Zero Cpn, 6/06/25 . 1,877 130
991730286.UG.FTS.B, 22.97%, 6/06/25 .. 3,282 2,371
991820156.UG.FTS.B, 28.98%, 6/06/25 .. 649 486
991871855.UG.FTS.B, 28.98%, 6/06/25 .. 87 64
991917174.UG.FTS.B, 28.98%, 6/06/25 .. 157 116
991933771.UG.FTS.B, 29.49%, 6/06/25 .. 200 147
991901076.UG.FTS.B, 27.99%, 6/07/25 .. 261 18
991771961.UG.FTS.B, 29.49%, 6/07/25 .. 140 147
991848358.UG.FTS.B, 29.49%, 6/07/25 .. 233 244
991667408.UG.FTS.B, 17.97%, 7/02/25 .. 126 128
991764922.UG.FTS.B, 28.98%, 7/05/25 .. 118 123
991694848.UG.FTS.B, 29.49%, 7/05/25 .. 996 1,033
991698089.UG.FTS.B, 28.98%, 7/16/25 .. 131 87
991754815.UG.FTS.B, 29.49%, 7/24/25 .. 79 84
991836618.UG.FTS.B, 15%, 8/01/25 ..... 775 554
991655255.UG.FTS.B, 15.99%, 8/02/25 .. 4,334 3,076
991922928.UG.FTS.B, 28.98%, 8/04/25 .. 155 161
991907895.UG.FTS.B, 21.97%, 8/06/25 .. 4,796 –
991700916.UG.FTS.B, 29.49%, 8/06/25 .. 1,074 1,123
991762808.UG.FTS.B, 29.49%, 8/07/25 .. 87 91
991664671.UG.FTS.B, 26.94%, 8/19/25 .. 103 7
991645424.UG.FTS.B, 29.49%, 8/23/25 .. 127 93
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991658758.UG.FTS.B, Zero Cpn, 8/24/25 . $ 88 $ 6
991730761.UG.FTS.B, 28.98%, 8/24/25 .. 125 131
991720650.UG.FTS.B, Zero Cpn, 9/05/25 . 1,483 104
991814652.UG.FTS.B, 29.49%, 9/05/25 .. 80 84
991688747.UG.FTS.B, 28.98%, 9/16/25 .. 87 91
991545568.UG.FTS.B, 29.49%, 9/16/25 .. 1,082 1,143
991595841.UG.FTS.B, 29.49%, 9/17/25 .. 140 146
991656357.UG.FTS.B, 29.49%, 9/17/25 .. 332 263
991692468.UG.FTS.B, 29.49%, 9/17/25 .. 158 165
991708117.UG.FTS.B, 29.49%, 9/17/25 .. 1,393 1,442
991786433.UG.FTS.B, 20.46%, 9/21/25 .. 117 119
991699663.UG.FTS.B, 21.98%, 9/22/25 .. 99 101
991596886.UG.FTS.B, 29.49%, 9/24/25 .. 174 182
991826636.UG.FTS.B, 19.99%, 10/03/25 . 687 81
991726591.UG.FTS.B, 28.98%, 10/03/25 . 192 133
991726248.UG.FTS.B, 21.46%, 10/08/25 . 141 143
991717340.UG.FTS.B, 25.95%, 10/17/25 . 167 –
991788566.UG.FTS.B, 29.49%, 10/21/25 . 94 98
991775324.UG.FTS.B, 29.49%, 10/23/25 . 511 –
991597711.UG.FTS.B, 28.98%, 10/24/25 . 156 11
991648967.UG.FTS.B, 29.49%, 10/24/25 . 108 80
991809155.UG.FTS.B, 17.99%, 10/25/25 . 679 471
991738710.UG.FTS.B, 28.98%, 11/04/25 . 204 25
991731697.UG.FTS.B, 29.49%, 11/05/25 . 192 141
991820976.UG.FTS.B, 29.49%, 11/05/25 . 453 472
991822456.UG.FTS.B, 29.49%, 11/05/25 . 105 13
991755928.UG.FTS.B, 29.49%, 11/06/25 . 217 155
991657177.UG.FTS.B, 28.98%, 11/17/25 . 2,320 2,403
991684690.UG.FTS.B, 28.98%, 11/17/25 . 296 –
991647827.UG.FTS.B, 29.49%, 11/23/25 . 129 134
991695320.UG.FTS.B, 29.49%, 12/05/25 . 97 22
991723599.UG.FTS.B, 29.49%, 12/06/25 . 94 22
991730563.UG.FTS.B, 29.49%, 12/06/25 . 418 281
991735485.UG.FTS.B, 28.98%, 12/07/25 . 134 92
991585152.UG.FTS.B, Zero Cpn, 1/17/26 . 108 7
991555378.UG.FTS.B, 29.49%, 1/17/26 .. 114 115
991579988.UG.FTS.B, 29.49%, 1/17/26 .. 141 150
991656796.UG.FTS.B, 29.49%, 1/22/26 .. 350 362
991634123.UG.FTS.B, Zero Cpn, 1/24/26 . 1,473 104
991659287.UG.FTS.B, 29.49%, 1/24/26 .. 164 173
991712219.UG.FTS.B, 28.98%, 2/05/26 .. 823 845
991757074.UG.FTS.B, 29.49%, 2/05/26 .. 119 122
991814320.UG.FTS.B, 29.49%, 2/05/26 .. 337 351
991735384.UG.FTS.B, 29.49%, 2/06/26 .. 360 374
991802598.UG.FTS.B, 21.98%, 2/07/26 .. 2,111 423
991716805.UG.FTS.B, 22.97%, 2/08/26 .. 365 368
991686979.UG.FTS.B, 29.49%, 4/04/26 .. 695 35
991726688.UG.FTS.B, 28.98%, 4/06/26 .. 98 65
991709780.UG.FTS.B, 27.99%, 5/03/26 .. 217 10
991708261.UG.FTS.B, 29.49%, 5/04/26 .. 668 456
991699796.UG.FTS.B, 29.49%, 5/06/26 .. 108 –
991722674.UG.FTS.B, 28.98%, 6/07/26 .. 101 106
991576855.UG.FTS.B, 28.98%, 7/17/26 .. 1,959 1,317
991571658.UG.FTS.B, 28.98%, 9/15/26 .. 164 108
991650190.UG.FTS.B, 29.49%, 10/24/26 . 300 21
991658250.UG.FTS.B, 16.99%, 1/20/27 .. 1,444 1,477
991607046.UG.FTS.B, 21.99%, 1/20/27 .. 3,458 3,607
991611832.UG.FTS.B, 16.99%, 1/29/27 .. 1,212 142

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991624113.UG.FTS.B, 17.99%, 1/29/27 .. $ 403 $ 407
991664785.UG.FTS.B, 18.98%, 1/29/27 .. 249 262
991676761.UG.FTS.B, 16.99%, 2/02/27 .. 872 874
991721939.UG.FTS.B, 16.99%, 2/02/27 .. 1,064 1,109
991734117.UG.FTS.B, 17.99%, 2/02/27 .. 351 361
991734377.UG.FTS.B, 17.99%, 2/02/27 .. 29 29
991684567.UG.FTS.B, 15.99%, 2/03/27 .. 344 355
991894965.UG.FTS.B, 16.99%, 2/03/27 .. 4,516 4,675
991757545.UG.FTS.B, 28.98%, 2/06/27 .. 191 122
991663324.UG.FTS.B, 22.36%, 5/29/27 .. 137 144
991753799.UG.FTS.B, Zero Cpn, 9/05/27 . – –
991648817.UG.FTS.B, Zero Cpn, 10/17/27 – –
991594819.UG.FTS.B, 28.48%, 10/17/27 . – –
991643179.UG.FTS.B, 29.48%, 10/17/27 . – –
991830029.UG.FTS.B, 28.98%, 11/06/27 . – –
991619508.UG.FTS.B, 29.49%, 11/17/27 . – –
991678457.UG.FTS.B, 19.99%, 11/30/27 . 480 261
991733288.UG.FTS.B, Zero Cpn, 12/05/27 – –
991757963.UG.FTS.B, 29.49%, 12/05/27 . – –
991884438.UG.FTS.B, 29.49%, 12/05/27 . – –
991705248.UG.FTS.B, 28.48%, 12/06/27 . – –
991803197.UG.FTS.B, 28.98%, 12/07/27 . – –
991925769.UG.FTS.B, 29.49%, 12/07/27 . – –
991607820.UG.FTS.B, 29.48%, 12/15/27 . – –
991764374.UG.FTS.B, Zero Cpn, 12/16/27 5 –
991568266.UG.FTS.B, 29.46%, 12/17/27 . – –
991773527.UG.FTS.B, 28.48%, 1/05/28 .. – –
991816825.UG.FTS.B, 29.49%, 1/05/28 .. – –
991646401.UG.FTS.B, 29.49%, 1/20/28 .. 41 34
991683577.UG.FTS.B, 28.48%, 1/21/28 .. – –
991824433.UG.FTS.B, 29.49%, 1/21/28 .. – –
991695683.UG.FTS.B, Zero Cpn, 2/05/28 . – –
991693368.UG.FTS.B, 29.49%, 2/05/28 .. – –
991927325.UG.FTS.B, 29.49%, 2/05/28 .. – –
991760060.UG.FTS.B, 29.48%, 2/17/28 .. – –
991858699.UG.FTS.B, 29.49%, 3/07/28 .. 43 37
991759963.UG.FTS.B, 29.49%, 3/18/28 .. 31 28
991719643.UG.FTS.B, 29.49%, 3/22/28 .. 150 93
991660055.UG.FTS.B, 29.49%, 4/17/28 .. 1 1
991715507.UG.FTS.B, Zero Cpn, 6/04/28 . 4 –
991581013.UG.FTS.B, Zero Cpn, 6/17/28 . 12 1
991650009.UG.FTS.B, Zero Cpn, 6/19/28 . 2 –
991669440.UG.FTS.B, 29.49%, 7/20/28 .. – –
991782171.UG.FTS.B, 28.98%, 7/22/28 .. – –
991912585.UG.FTS.B, 29.49%, 8/03/28 .. 6 –
991797851.UG.FTS.B, 29.49%, 8/06/28 .. 4 3
991777657.UG.FTS.B, Zero Cpn, 8/18/28 . 12 1
991684401.UG.FTS.B, 29.49%, 8/22/28 .. – –
991717980.UG.FTS.B, 29.49%, 8/22/28 .. – –
991844255.UG.FTS.B, 16.99%, 9/02/28 .. – –
991917590.UG.FTS.B, 29.49%, 9/03/28 .. – –
991925637.UG.FTS.B, 21.46%, 9/04/28 .. 6 –
991732982.UG.FTS.B, Zero Cpn, 9/18/28 . 19 1
991652825.UG.FTS.B, 28.98%, 9/22/28 .. – –
991777453.UG.FTS.B, 29.49%, 9/23/28 .. 13 –
991710032.UG.FTS.B, 28.98%, 10/05/28 . 9 1
991891596.UG.FTS.B, 29.49%, 10/05/28 . 19 –
991703094.UG.FTS.B, 29.49%, 10/06/28 . 5 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991745671.UG.FTS.B, 29.48%, 10/07/28 . $ 5 $ 5
991573325.UG.FTS.B, 29.49%, 10/17/28 . 6 6
991704902.UG.FTS.B, 28.98%, 10/18/28 . 4 4
991630410.UG.FTS.B, 22.36%, 10/23/28 . 993 531
991808749.UG.FTS.B, 28.98%, 10/23/28 . – –
991711538.UG.FTS.B, 28.98%, 10/24/28 . 15 –
991598640.UG.FTS.B, 29.49%, 10/24/28 . 7 7
991777410.UG.FTS.B, 29.49%, 10/24/28 . 18 16
991681442.UG.FTS.B, 15%, 11/02/28 .... 2 2
991915193.UG.FTS.B, 29.49%, 11/04/28 . – –
991704518.UG.FTS.B, 29.49%, 11/05/28 . – –
991812942.UG.FTS.B, 29.49%, 11/05/28 . 7 4
991806859.UG.FTS.B, 29.49%, 11/06/28 . 7 7
991761553.UG.FTS.B, 29.48%, 11/07/28 . 4 4
991735777.UG.FTS.B, 29.49%, 11/07/28 . 3 3
991741235.UG.FTS.B, 19.99%, 11/15/28 . 4 4
991768418.UG.FTS.B, 29.49%, 11/16/28 . 9 1
991760132.UG.FTS.B, Zero Cpn, 11/17/28 28 2
991583492.UG.FTS.B, 19.99%, 11/17/28 . 4 4
991589726.UG.FTS.B, 19.99%, 11/17/28 . 2 2
991561854.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991569026.UG.FTS.B, 29.49%, 11/17/28 . 14 2
991663176.UG.FTS.B, 29.49%, 11/17/28 . 5 5
991681470.UG.FTS.B, 29.49%, 11/18/28 . 7 7
991663564.UG.FTS.B, 29.49%, 11/19/28 . 280 19
991767100.UG.FTS.B, 27.99%, 11/20/28 . 2 2
991679075.UG.FTS.B, 28.98%, 11/20/28 . 4 4
991700691.UG.FTS.B, 28.98%, 11/20/28 . – –
991762599.UG.FTS.B, Zero Cpn, 11/21/28 21 1
991623495.UG.FTS.B, 29.49%, 11/21/28 . 23 24
991670699.UG.FTS.B, 29.49%, 11/21/28 . 7 7
991714756.UG.FTS.B, 29.49%, 11/21/28 . 39 1
991677136.UG.FTS.B, 29.48%, 11/22/28 . 6 6
991722230.UG.FTS.B, 29.49%, 11/22/28 . 21 21
991686193.UG.FTS.B, Zero Cpn, 11/23/28 37 3
991622450.UG.FTS.B, 29.49%, 11/23/28 . 1 1
991640433.UG.FTS.B, 29.49%, 11/23/28 . 7 7
991637847.UG.FTS.B, 28.98%, 11/24/28 . 5 5
991732352.UG.FTS.B, 28.98%, 11/24/28 . 2 2
991715282.UG.FTS.B, 29.49%, 3/06/32 .. 3 4
991763220.UG.FTS.B, 29.49%, 3/07/32 .. 15 15
558,029
Upstart Network, Inc.
L1668275.UP.FTS.B, 5.93%, 9/14/24 .... 1,039 1,030
L1708965.UP.FTS.B, 6.03%, 9/14/24 .... 552 548
L1711338.UP.FTS.B, 7.31%, 9/14/24 ..... 2,354 2,346
FW1711179.UP.FTS.B, 8.08%, 9/14/24 ... 2,818 2,812
L1710349.UP.FTS.B, 8.75%, 9/14/24 .... 1,668 1,665
L1709609.UP.FTS.B, 9.38%, 9/14/24 .... 1,961 1,957
L1709151.UP.FTS.B, 12.24%, 9/14/24 .... 6,209 6,207
L1709421.UP.FTS.B, 13.37%, 9/14/24 .... 1,370 1,369
L1709684.UP.FTS.B, 13.76%, 9/14/24 .... 686 686
L1709128.UP.FTS.B, 16.69%, 9/14/24 .... 343 345
L1710058.UP.FTS.B, 17.29%, 9/14/24 .... 1,246 1,253
L1710277.UP.FTS.B, 18.02%, 9/14/24 .... 5,548 5,578
L1708735.UP.FTS.B, 18.16%, 9/14/24 .... 1,825 1,834
L1712571.UP.FTS.B, 19.22%, 9/14/24 .... 556 559

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1710755.UP.FTS.B, 19.46%, 9/14/24 .... $ 1,844 $ 1,858
L1711631.UP.FTS.B, 20.05%, 9/14/24 .... 785 787
L1701584.UP.FTS.B, 21.4%, 9/14/24 .... 808 810
L1709086.UP.FTS.B, 21.87%, 9/14/24 .... 2,609 2,623
L1709006.UP.FTS.B, 22.7%, 9/14/24 .... 1,409 206
L1712071.UP.FTS.B, 22.99%, 9/14/24 .... 837 842
L1711537.UP.FTS.B, 23.1%, 9/14/24 ..... 685 690
L1711075.UP.FTS.B, 23.16%, 9/14/24 .... 571 574
L1709547.UP.FTS.B, 23.36%, 9/14/24 .... 3,071 938
L1709631.UP.FTS.B, 24.23%, 9/14/24 .... 2,305 2,318
FW1710815.UP.FTS.B, 26.35%, 9/14/24 .. 555 40
FW1709118.UP.FTS.B, 27.71%, 9/14/24 .. 791 796
FW1710694.UP.FTS.B, 29.46%, 9/14/24 .. 8,029 8,073
FW1710062.UP.FTS.B, 30.06%, 9/14/24 .. 728 729
L1873274.UP.FTS.B, 6.44%, 10/18/24 .... 2,484 2,467
L1874011.UP.FTS.B, 6.93%, 10/18/24 .... 4,419 612
FW1874507.UP.FTS.B, 7.36%, 10/18/24 .. 1,074 1,071
L1873016.UP.FTS.B, 8.3%, 10/18/24 .... 1,445 1,442
L1873058.UP.FTS.B, 8.3%, 10/18/24 .... 1,789 1,785
L1873371.UP.FTS.B, 8.48%, 10/18/24 .... 4,342 4,334
L1873876.UP.FTS.B, 8.87%, 10/18/24 .... 6,802 951
FW1874503.UP.FTS.B, 9.4%, 10/18/24 ... 3,162 3,152
L1873457.UP.FTS.B, 9.58%, 10/18/24 .... 366 365
L1873276.UP.FTS.B, 10.26%, 10/18/24 ... 2,943 2,934
L1873969.UP.FTS.B, 10.92%, 10/18/24 ... 370 370
L1873212.UP.FTS.B, 11.39%, 10/18/24 ... 5,954 5,817
L1872565.UP.FTS.B, 13.63%, 10/18/24 ... 1,897 1,894
FW1873666.UP.FTS.B, 14.61%, 10/18/24 . 498 496
L1873890.UP.FTS.B, 14.95%, 10/18/24 ... 845 851
L1873908.UP.FTS.B, 15.55%, 10/18/24 ... 579 582
L1873474.UP.FTS.B, 16.06%, 10/18/24 ... 1,086 1,092
L1873316.UP.FTS.B, 16.33%, 10/18/24 ... 1,280 1,291
FW1873590.UP.FTS.B, 17.67%, 10/18/24 . 3,533 3,562
FW1874334.UP.FTS.B, 18.25%, 10/18/24 . 3,359 3,377
L1873935.UP.FTS.B, 18.25%, 10/18/24 ... 1,167 1,176
L1869487.UP.FTS.B, 18.66%, 10/18/24 ... 2,381 2,394
L1874319.UP.FTS.B, 19.26%, 10/18/24 ... 2,416 2,430
FW1859012.UP.FTS.B, 19.54%, 10/18/24 . 5,994 6,028
L1873264.UP.FTS.B, 20.49%, 10/18/24 ... 725 727
L1873242.UP.FTS.B, 21.35%, 10/18/24 ... 1,144 1,148
L1872932.UP.FTS.B, 21.9%, 10/18/24 .... 7,687 7,721
L1873367.UP.FTS.B, 22.09%, 10/18/24 ... 571 575
L1873736.UP.FTS.B, 22.12%, 10/18/24 ... 4,085 4,094
L1873171.UP.FTS.B, 22.25%, 10/18/24 ... 818 823
FW1873087.UP.FTS.B, 22.36%, 10/18/24 . 819 823
L1873179.UP.FTS.B, 22.76%, 10/18/24 ... 891 856
L1874384.UP.FTS.B, 23.32%, 10/18/24 ... 546 544
L1874136.UP.FTS.B, 23.45%, 10/18/24 ... 1,443 412
L1874372.UP.FTS.B, 23.49%, 10/18/24 ... 886 64
FW1873053.UP.FTS.B, 23.65%, 10/18/24 . 910 915
L1872590.UP.FTS.B, 23.91%, 10/18/24 ... 1,194 1,200
FW1874061.UP.FTS.B, 24.44%, 10/18/24 . 368 369
L1873402.UP.FTS.B, 25.1%, 10/18/24 .... 3,618 258
FW1866558.UP.FTS.B, 27.33%, 10/18/24 . 2,131 2,144
FW1873960.UP.FTS.B, 28.04%, 10/18/24 . 147 146
FW1873200.UP.FTS.B, 28.1%, 10/18/24 .. 1,072 1,079
FW1870326.UP.FTS.B, 28.36%, 10/18/24 . 4,298 4,324
FW1874036.UP.FTS.B, 28.84%, 10/18/24 . 1,045 1,048
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1873386.UP.FTS.B, 29.18%, 10/18/24 . $ 437 $ 438
L1873862.UP.FTS.B, 8.52%, 10/19/24 .... 724 723
L1874133.UP.FTS.B, 16.04%, 10/21/24 ... 1,937 1,953
L2009164.UP.FTS.B, 7.47%, 11/09/24 .... 3,869 3,839
L2007742.UP.FTS.B, 8.31%, 11/09/24 .... 975 972
L2009147.UP.FTS.B, 8.62%, 11/09/24 .... 1,012 69
FW2006255.UP.FTS.B, 8.72%, 11/09/24 .. 1,017 1,014
L2006429.UP.FTS.B, 9.93%, 11/09/24 .... 19,774 19,717
L2006357.UP.FTS.B, 10.1%, 11/09/24 .... 237 235
FW2005536.UP.FTS.B, 10.27%, 11/09/24 . 1,587 1,582
L2009057.UP.FTS.B, 10.3%, 11/09/24 .... 4,534 4,519
L2007334.UP.FTS.B, 10.62%, 11/09/24 ... 2,439 336
FW2006816.UP.FTS.B, 10.79%, 11/09/24 . 3,139 3,129
FW2008742.UP.FTS.B, 11.03%, 11/09/24 . 4,851 674
L2009390.UP.FTS.B, 11.11%, 11/09/24 ... 2,717 2,712
L2007022.UP.FTS.B, 11.29%, 11/09/24 ... 801 799
L1980258.UP.FTS.B, 12.16%, 11/09/24 ... 7,757 7,724
L2000304.UP.FTS.B, 13.97%, 11/09/24 ... 1,679 1,676
L2008598.UP.FTS.B, 14.12%, 11/09/24 ... 1,231 1,229
L2009600.UP.FTS.B, 14.49%, 11/09/24 ... 1,795 1,798
FW2004099.UP.FTS.B, 15.18%, 11/09/24 . 1,241 1,248
L2009870.UP.FTS.B, 15.75%, 11/09/24 ... 1,247 1,245
L2005874.UP.FTS.B, 15.93%, 11/09/24 ... 7,080 7,119
L1964575.UP.FTS.B, 16.42%, 11/09/24 ... 837 841
L2006407.UP.FTS.B, 16.56%, 11/09/24 ... 3,351 3,369
L2009557.UP.FTS.B, 16.56%, 11/09/24 ... 2,512 2,526
FW2006915.UP.FTS.B, 17.05%, 11/09/24 . 841 845
FW2008245.UP.FTS.B, 17.41%, 11/09/24 . 2,108 2,120
L2009227.UP.FTS.B, 17.41%, 11/09/24 ... 1,476 1,484
FW2006977.UP.FTS.B, 17.62%, 11/09/24 . 2,112 2,124
FW2008456.UP.FTS.B, 17.88%, 11/09/24 . 331 327
FW2008385.UP.FTS.B, 19.08%, 11/09/24 . 1,086 1,089
FW2009194.UP.FTS.B, 19.65%, 11/09/24 . 1,289 1,296
L2004937.UP.FTS.B, 19.9%, 11/09/24 .... 2,660 2,666
L2007765.UP.FTS.B, 19.9%, 11/09/24 .... 2,939 2,948
L2009435.UP.FTS.B, 20.15%, 11/09/24 ... 7,114 7,127
L2004417.UP.FTS.B, 20.16%, 11/09/24 ... 1,192 1,196
L2008874.UP.FTS.B, 20.27%, 11/09/24 ... 4,285 4,292
L2007505.UP.FTS.B, 20.32%, 11/09/24 ... 1,382 1,390
L2006510.UP.FTS.B, 20.49%, 11/09/24 ... 2,560 1,565
L2010279.UP.FTS.B, 20.87%, 11/09/24 ... 1,626 1,621
L2008398.UP.FTS.B, 20.91%, 11/09/24 ... 1,301 1,304
L2004915.UP.FTS.B, 21%, 11/09/24 ..... 4,930 1,392
L2009328.UP.FTS.B, 21.06%, 11/09/24 ... 738 743
L2009663.UP.FTS.B, 21.46%, 11/09/24 ... 2,197 2,194
L2008922.UP.FTS.B, 22.21%, 11/09/24 ... 877 878
L2009367.UP.FTS.B, 22.33%, 11/09/24 ... 3,949 3,957
L2009655.UP.FTS.B, 22.54%, 11/09/24 ... 1,758 1,761
L2010143.UP.FTS.B, 22.58%, 11/09/24 ... 961 963
FW2003014.UP.FTS.B, 22.75%, 11/09/24 . 7,705 7,720
L2007564.UP.FTS.B, 23.08%, 11/09/24 ... 3,786 275
FW2008479.UP.FTS.B, 24.13%, 11/09/24 . 1,866 1,853
FW2009937.UP.FTS.B, 26.34%, 11/09/24 . 1,613 1,603
FW2005316.UP.FTS.B, 26.93%, 11/09/24 . 455 456
FW2008048.UP.FTS.B, 28.27%, 11/09/24 . 459 460
FW2008337.UP.FTS.B, 28.31%, 11/09/24 . 2,192 313
FW2008565.UP.FTS.B, 28.92%, 11/09/24 . 1,875 1,873
L2077512.UP.FTS.B, 6.51%, 11/19/24 .... 1,918 1,904

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2077314.UP.FTS.B, 7.63%, 11/19/24 .... $ 2,320 $ 2,303
L2079482.UP.FTS.B, 7.7%, 11/19/24 ..... 2,521 2,516
FW2078418.UP.FTS.B, 7.82%, 11/19/24 .. 19,387 19,349
L2077413.UP.FTS.B, 8.09%, 11/19/24 .... 1,587 1,582
L2077593.UP.FTS.B, 8.69%, 11/19/24 .... 1,957 1,953
L2077781.UP.FTS.B, 10.54%, 11/19/24 ... 861 859
L2078215.UP.FTS.B, 10.8%, 11/19/24 .... 2,949 2,944
L2077816.UP.FTS.B, 11%, 11/19/24 ..... 479 478
L2077041.UP.FTS.B, 11.38%, 11/19/24 ... 1,986 1,985
L2080776.UP.FTS.B, 11.71%, 11/19/24 ... 3,496 3,490
FW2077955.UP.FTS.B, 11.92%, 11/19/24 . 5 5
L2078813.UP.FTS.B, 13.69%, 11/19/24 ... 2,847 2,846
L2076941.UP.FTS.B, 13.71%, 11/19/24 ... 5,810 428
L2078440.UP.FTS.B, 13.79%, 11/19/24 ... 1,219 1,212
L2077920.UP.FTS.B, 15.31%, 11/19/24 ... 2,072 2,088
L2079064.UP.FTS.B, 15.95%, 11/19/24 ... 2,231 2,144
FW2076817.UP.FTS.B, 16.69%, 11/19/24 . 629 634
L2077340.UP.FTS.B, 17.78%, 11/19/24 ... 3,717 1,107
FW2078600.UP.FTS.B, 18.83%, 11/19/24 . 427 430
L2077669.UP.FTS.B, 19.72%, 11/19/24 ... 438 421
FW2076493.UP.FTS.B, 20.14%, 11/19/24 . 1,078 1,087
L2070757.UP.FTS.B, 20.15%, 11/19/24 ... 776 783
L2077506.UP.FTS.B, 20.58%, 11/19/24 ... 2,532 2,544
L2080270.UP.FTS.B, 21.47%, 11/19/24 ... 1,743 1,758
FW2078088.UP.FTS.B, 22.1%, 11/19/24 .. 504 501
FW2079771.UP.FTS.B, 22.21%, 11/19/24 . 2,191 2,210
L2074944.UP.FTS.B, 23.05%, 11/19/24 ... 1,962 1,967
FW2078990.UP.FTS.B, 23.53%, 11/19/24 . 2,029 2,034
FW2078899.UP.FTS.B, 24.04%, 11/19/24 . 4,012 289
FW2080736.UP.FTS.B, 25.04%, 11/19/24 . 256 253
L2076355.UP.FTS.B, 25.17%, 11/19/24 ... 3,036 3,052
FW2077958.UP.FTS.B, 27.77%, 11/19/24 . 4,878 4,692
L2009735.UP.FTS.B, 22.61%, 11/21/24 ... 2,325 2,328
L2006884.UP.FTS.B, 18.86%, 11/23/24 ... 4,647 659
L2197817.UP.FTS.B, 6.54%, 12/07/24 .... 2,473 2,453
FW2196231.UP.FTS.B, 11.5%, 12/07/24 .. 5,160 5,144
L2196723.UP.FTS.B, 12.12%, 12/07/24 ... 2,810 2,801
L2196919.UP.FTS.B, 12.98%, 12/07/24 ... 1,656 464
L2199259.UP.FTS.B, 13.19%, 12/07/24 ... 1,962 1,956
FW2199236.UP.FTS.B, 13.4%, 12/07/24 .. 655 653
L2199973.UP.FTS.B, 16.17%, 12/07/24 ... 1,340 1,345
L2198109.UP.FTS.B, 16.63%, 12/07/24 ... 506 140
L2197668.UP.FTS.B, 17.17%, 12/07/24 ... 1,126 1,130
FW2197769.UP.FTS.B, 17.83%, 12/07/24 . 1,431 54
L2196102.UP.FTS.B, 17.88%, 12/07/24 ... 6,201 239
L2199581.UP.FTS.B, 19.33%, 12/07/24 ... 825 828
FW2199717.UP.FTS.B, 20.13%, 12/07/24 . 2,305 2,303
L2198118.UP.FTS.B, 20.43%, 12/07/24 ... 924 927
L2196647.UP.FTS.B, 21.51%, 12/07/24 ... 3,034 1,835
L2199295.UP.FTS.B, 21.7%, 12/07/24 .... 1,166 1,165
L2199073.UP.FTS.B, 21.87%, 12/07/24 ... 1,168 1,172
L2195775.UP.FTS.B, 22.71%, 12/07/24 ... 792 222
L2197271.UP.FTS.B, 22.76%, 12/07/24 ... 4,292 4,276
L2196613.UP.FTS.B, 23.35%, 12/07/24 ... 3,139 3,136
FW2195695.UP.FTS.B, 24.83%, 12/07/24 . 2,344 2,341
FW2195888.UP.FTS.B, 24.84%, 12/07/24 . 368 366
L2201298.UP.FTS.B, 6.04%, 12/08/24 .... 710 704
L2203520.UP.FTS.B, 6.61%, 12/08/24 .... 7,589 7,528
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2201265.UP.FTS.B, 7.44%, 12/08/24 .. $ 2,908 $ 2,898
L2200896.UP.FTS.B, 7.68%, 12/08/24 .... 2,915 2,900
L2200163.UP.FTS.B, 8.73%, 12/08/24 .... 3,151 3,140
L2202574.UP.FTS.B, 9.1%, 12/08/24 .... 3,161 3,150
FW2206887.UP.FTS.B, 9.22%, 12/08/24 .. 4,242 4,221
L2202371.UP.FTS.B, 9.29%, 12/08/24 .... 633 630
L2202647.UP.FTS.B, 9.47%, 12/08/24 .... 1,470 1,465
L2201633.UP.FTS.B, 10.05%, 12/08/24 ... 4,121 4,106
L2202275.UP.FTS.B, 10.28%, 12/08/24 ... 8,512 8,483
L2206909.UP.FTS.B, 11.8%, 12/08/24 .... 1,292 1,289
L2205399.UP.FTS.B, 11.81%, 12/08/24 ... 429 428
L2201373.UP.FTS.B, 12.48%, 12/08/24 ... 1,300 1,297
L2201983.UP.FTS.B, 12.68%, 12/08/24 ... 4,827 353
L2206888.UP.FTS.B, 12.72%, 12/08/24 ... 4,604 335
L2200458.UP.FTS.B, 12.89%, 12/08/24 ... 2,591 2,581
L2200431.UP.FTS.B, 13.28%, 12/08/24 ... 3,177 231
L2202863.UP.FTS.B, 13.37%, 12/08/24 ... 2,607 2,600
L2204453.UP.FTS.B, 13.74%, 12/08/24 ... 1,314 1,311
L2204038.UP.FTS.B, 14.23%, 12/08/24 ... 4,363 4,351
FW2200839.UP.FTS.B, 14.26%, 12/08/24 . 2,579 2,566
L2201794.UP.FTS.B, 14.37%, 12/08/24 ... 3,743 3,759
L2204310.UP.FTS.B, 14.38%, 12/08/24 ... 440 439
L2203131.UP.FTS.B, 15.07%, 12/08/24 ... 1,489 1,486
FW2198905.UP.FTS.B, 15.38%, 12/08/24 . 2,220 2,229
L2192030.UP.FTS.B, 15.79%, 12/08/24 ... 3,385 3,400
L2199002.UP.FTS.B, 16.29%, 12/08/24 ... 1,057 1,061
L2201862.UP.FTS.B, 17%, 12/08/24 ..... 2,267 2,271
L2202850.UP.FTS.B, 17.99%, 12/08/24 ... 867 870
L2202296.UP.FTS.B, 18.33%, 12/08/24 ... 855 858
FW2201612.UP.FTS.B, 18.99%, 12/08/24 . 883 886
L2206681.UP.FTS.B, 19.32%, 12/08/24 ... 1,291 1,286
L2204182.UP.FTS.B, 19.36%, 12/08/24 ... 4,124 4,142
L2203811.UP.FTS.B, 19.85%, 12/08/24 ... 1,396 1,398
L2201390.UP.FTS.B, 19.92%, 12/08/24 ... 6,042 1,769
L2201524.UP.FTS.B, 19.94%, 12/08/24 ... 2,794 2,786
FW2206245.UP.FTS.B, 20.03%, 12/08/24 . 783 218
L2203066.UP.FTS.B, 20.07%, 12/08/24 ... 8,045 8,059
FW2201750.UP.FTS.B, 20.37%, 12/08/24 . 923 928
L2201072.UP.FTS.B, 20.37%, 12/08/24 ... 2,200 159
FW2203151.UP.FTS.B, 21.13%, 12/08/24 . 1,951 1,951
L2202392.UP.FTS.B, 21.41%, 12/08/24 ... 2,095 2,095
L2206735.UP.FTS.B, 21.46%, 12/08/24 ... 2,618 718
L2180897.UP.FTS.B, 21.81%, 12/08/24 ... 3,730 3,730
FW2201886.UP.FTS.B, 21.86%, 12/08/24 . 713 711
FW2206827.UP.FTS.B, 22.71%, 12/08/24 . 2,351 2,351
L2202398.UP.FTS.B, 23.19%, 12/08/24 ... 3,303 3,303
FW2206155.UP.FTS.B, 23.2%, 12/08/24 .. 900 899
FW2206719.UP.FTS.B, 24.2%, 12/08/24 .. 5,673 5,673
FW2176932.UP.FTS.B, 25.88%, 12/08/24 . 1,210 1,206
FW2201104.UP.FTS.B, 26.62%, 12/08/24 . 485 483
FW2201792.UP.FTS.B, 27.21%, 12/08/24 . 1,701 1,702
FW2201560.UP.FTS.B, 28.51%, 12/08/24 . 1,031 1,031
FW2204026.UP.FTS.B, 28.52%, 12/08/24 . 3,926 3,927
FW2205439.UP.FTS.B, 29.01%, 12/08/24 . 1,440 1,437
L2195358.UP.FTS.B, 20.15%, 12/16/24 ... 463 465
L2202614.UP.FTS.B, 12.88%, 12/19/24 ... 3,494 3,485
FW2198017.UP.FTS.B, 23.08%, 12/20/24 . 1,426 1,425
L2198032.UP.FTS.B, 20.55%, 12/22/24 ... 1,865 1,864

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2203707.UP.FTS.B, 26.53%, 12/23/24 . $ 1,865 $ 1,863
L2413126.UP.FTS.B, 5.21%, 1/11/25 ..... 1,742 1,728
L2411924.UP.FTS.B, 5.26%, 1/11/25 ..... 2,614 2,593
L2411777.UP.FTS.B, 5.56%, 1/11/25 ..... 3,934 3,899
L2411090.UP.FTS.B, 5.74%, 1/11/25 ..... 3,062 3,037
L2408096.UP.FTS.B, 6%, 1/11/25 ....... 1,803 1,795
L2412107.UP.FTS.B, 6.11%, 1/11/25 ..... 1,401 808
L2413813.UP.FTS.B, 6.18%, 1/11/25 ..... 1,402 807
L2413053.UP.FTS.B, 6.21%, 1/11/25 ..... 2,635 2,613
L2408176.UP.FTS.B, 6.75%, 1/11/25 ..... 310 307
L2412917.UP.FTS.B, 6.87%, 1/11/25 ..... 1,325 1,314
L2412167.UP.FTS.B, 7.12%, 1/11/25 ..... 1,770 1,756
L2410776.UP.FTS.B, 7.38%, 1/11/25 ..... 2,661 2,650
L2413637.UP.FTS.B, 7.76%, 1/11/25 ..... 1,367 382
L2402281.UP.FTS.B, 7.89%, 1/11/25 ..... 8,098 8,028
FW2408203.UP.FTS.B, 8.04%, 1/11/25 ... 1,337 1,332
L2407274.UP.FTS.B, 8.11%, 1/11/25 ..... 945 941
FW2413171.UP.FTS.B, 8.15%, 1/11/25 ... 1,339 1,333
L2412008.UP.FTS.B, 8.58%, 1/11/25 ..... 4,480 4,462
FW2408763.UP.FTS.B, 8.69%, 1/11/25 ... 2,874 2,859
L2407827.UP.FTS.B, 8.84%, 1/11/25 ..... 1,611 1,605
L2410161.UP.FTS.B, 9.06%, 1/11/25 ..... 899 896
L2407027.UP.FTS.B, 9.18%, 1/11/25 ..... 2,025 2,017
L2411609.UP.FTS.B, 9.19%, 1/11/25 ..... 900 896
L2408028.UP.FTS.B, 9.2%, 1/11/25 ...... 1,565 1,559
FW2412135.UP.FTS.B, 10.19%, 1/11/25 .. 961 558
L2413510.UP.FTS.B, 10.29%, 1/11/25 .... 7,491 7,462
L2411555.UP.FTS.B, 10.32%, 1/11/25 .... 2,051 2,041
FW2412813.UP.FTS.B, 10.67%, 1/11/25 .. 455 454
L2411669.UP.FTS.B, 10.84%, 1/11/25 .... 912 909
FW2410432.UP.FTS.B, 10.89%, 1/11/25 .. 2,281 2,274
L2411242.UP.FTS.B, 10.89%, 1/11/25 .... 1,417 1,409
L2413320.UP.FTS.B, 11.28%, 1/11/25 .... 9,151 9,117
FW2409055.UP.FTS.B, 12.38%, 1/11/25 .. 502 500
L2412366.UP.FTS.B, 12.6%, 1/11/25 ..... 462 461
L2408103.UP.FTS.B, 12.61%, 1/11/25 .... 1,156 1,152
FW2412082.UP.FTS.B, 12.62%, 1/11/25 .. 2,326 2,316
L2410850.UP.FTS.B, 13.07%, 1/11/25 .... 696 694
L2412558.UP.FTS.B, 13.17%, 1/11/25 .... 945 69
L2410120.UP.FTS.B, 14.05%, 1/11/25 .... 935 933
FW2412033.UP.FTS.B, 14.09%, 1/11/25 .. 1,505 1,499
L2410413.UP.FTS.B, 14.16%, 1/11/25 .... 7,057 7,063
L2410798.UP.FTS.B, 15.99%, 1/11/25 .... 4,746 4,764
FW2413492.UP.FTS.B, 16.11%, 1/11/25 .. 706 709
L2407096.UP.FTS.B, 16.55%, 1/11/25 .... 11,205 11,247
L2409614.UP.FTS.B, 17.29%, 1/11/25 .... 2,916 2,926
L2411442.UP.FTS.B, 17.42%, 1/11/25 .... 9,115 9,150
L2409234.UP.FTS.B, 17.51%, 1/11/25 .... 1,440 1,445
L2407062.UP.FTS.B, 17.52%, 1/11/25 .... 816 819
L2411946.UP.FTS.B, 17.59%, 1/11/25 .... 4,179 4,195
L2412453.UP.FTS.B, 19.73%, 1/11/25 .... 14,666 14,679
L2412506.UP.FTS.B, 19.8%, 1/11/25 ..... 4,606 4,610
L2407256.UP.FTS.B, 20.21%, 1/11/25 .... 3,428 3,425
L2411253.UP.FTS.B, 20.46%, 1/11/25 .... 981 985
FW2407665.UP.FTS.B, 20.61%, 1/11/25 .. 12,281 12,271
FW2388641.UP.FTS.B, 21.09%, 1/11/25 .. 493 495
FW2411559.UP.FTS.B, 21.14%, 1/11/25 .. 1,233 1,237
L2413329.UP.FTS.B, 21.38%, 1/11/25 .... 8,646 2,516
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2410058.UP.FTS.B, 22.27%, 1/11/25 .... $ 5,198 $ 5,214
L2413428.UP.FTS.B, 23.28%, 1/11/25 .... 602 600
L2407636.UP.FTS.B, 23.33%, 1/11/25 .... 554 552
FW2408676.UP.FTS.B, 24.16%, 1/11/25 .. 2,226 2,217
FW2411482.UP.FTS.B, 24.41%, 1/11/25 .. 3,810 3,806
FW2410949.UP.FTS.B, 25.16%, 1/11/25 .. 768 765
FW2408865.UP.FTS.B, 25.5%, 1/11/25 ... 437 430
FW2409120.UP.FTS.B, 26.65%, 1/11/25 .. 2,982 430
FW2411088.UP.FTS.B, 28.45%, 1/11/25 .. 1,038 1,037
FW2412560.UP.FTS.B, 28.48%, 1/11/25 .. 2,804 2,801
FW2412871.UP.FTS.B, 28.66%, 1/11/25 .. 1,040 1,039
FW2410693.UP.FTS.B, 28.78%, 1/11/25 .. 4,297 4,279
FW2408892.UP.FTS.B, 33.73%, 1/11/25 .. 2,555 2,545
L2415563.UP.FTS.B, 5.17%, 1/12/25 .... 3,167 3,141
L2415408.UP.FTS.B, 5.38%, 1/12/25 .... 4,042 4,009
L2398487.UP.FTS.B, 5.43%, 1/12/25 .... 15,257 15,135
L2418369.UP.FTS.B, 5.69%, 1/12/25 .... 656 651
L2414426.UP.FTS.B, 5.8%, 1/12/25 ..... 657 651
FW2419630.UP.FTS.B, 6.3%, 1/12/25 .... 288 285
L2420304.UP.FTS.B, 6.48%, 1/12/25 .... 1,107 1,097
L2419347.UP.FTS.B, 6.78%, 1/12/25 .... 3,759 3,726
L2416428.UP.FTS.B, 6.81%, 1/12/25 .... 883 876
FW2414692.UP.FTS.B, 6.84%, 1/12/25 ... 998 274
L2418759.UP.FTS.B, 6.94%, 1/12/25 .... 3,824 3,793
L2419328.UP.FTS.B, 7.52%, 1/12/25 .... 3,108 3,083
L2415914.UP.FTS.B, 7.64%, 1/12/25 .... 1,556 1,550
FW2418816.UP.FTS.B, 7.73%, 1/12/25 ... 2,669 2,656
L2419589.UP.FTS.B, 7.74%, 1/12/25 .... 6,675 6,641
FW2416518.UP.FTS.B, 8.11%, 1/12/25 ... 2,231 2,223
L2417943.UP.FTS.B, 8.11%, 1/12/25 ..... 2,230 2,223
L2414073.UP.FTS.B, 8.79%, 1/12/25 .... 980 976
L2415019.UP.FTS.B, 8.85%, 1/12/25 .... 898 894
L2416430.UP.FTS.B, 9.01%, 1/12/25 .... 319 315
L2414074.UP.FTS.B, 9.04%, 1/12/25 .... 6,748 6,715
L2417145.UP.FTS.B, 9.34%, 1/12/25 .... 496 494
L2415812.UP.FTS.B, 9.44%, 1/12/25 .... 2,422 2,414
FW2413836.UP.FTS.B, 10.39%, 1/12/25 .. 1,128 1,124
L2396686.UP.FTS.B, 10.42%, 1/12/25 .... 2,272 2,265
FW2416931.UP.FTS.B, 10.8%, 1/12/25 ... 5,014 5,002
L2414847.UP.FTS.B, 11.02%, 1/12/25 .... 5,032 5,010
L2414221.UP.FTS.B, 11.17%, 1/12/25 .... 2,286 2,280
FW2416547.UP.FTS.B, 11.39%, 1/12/25 .. 1,521 431
L2420369.UP.FTS.B, 11.76%, 1/12/25 .... 7,861 7,822
FW2417716.UP.FTS.B, 18.03%, 1/12/25 .. 1,201 1,207
L2418715.UP.FTS.B, 19.25%, 1/12/25 .... 2,434 2,446
L2417349.UP.FTS.B, 20.05%, 1/12/25 .... 962 966
L2417218.UP.FTS.B, 22.21%, 1/12/25 .... 1,813 1,817
L2414519.UP.FTS.B, 22.88%, 1/12/25 .... 1,648 1,648
L2414032.UP.FTS.B, 23.21%, 1/12/25 .... 1,373 1,378
L2352635.UP.FTS.B, 23.27%, 1/12/25 .... 3,706 3,705
L2412538.UP.FTS.B, 23.48%, 1/12/25 .... 2,032 2,027
FW2414957.UP.FTS.B, 23.71%, 1/12/25 .. 6,290 3,790
FW2414041.UP.FTS.B, 23.78%, 1/12/25 .. 2,010 2,011
FW2416686.UP.FTS.B, 24.84%, 1/12/25 .. 1,232 1,229
FW2414437.UP.FTS.B, 27.76%, 1/12/25 .. 1,550 1,551
L2410557.UP.FTS.B, 26.28%, 1/14/25 .... 1,282 1,281
L1711024.UP.FTS.B, 12.98%, 2/14/25 .... 1,517 1,511
L1711489.UP.FTS.B, 18.07%, 2/14/25 .... 2,336 2,339

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2631679.UP.FTS.B, 6.61%, 2/15/25 .... $ 2,338 $ 2,319
L2632890.UP.FTS.B, 6.77%, 2/15/25 .... 4,684 4,645
L2634175.UP.FTS.B, 6.95%, 2/15/25 .... 4,231 4,196
L2634533.UP.FTS.B, 8.5%, 2/15/25 ..... 9,512 9,473
L2634613.UP.FTS.B, 8.55%, 2/15/25 .... 3,323 3,310
L2633581.UP.FTS.B, 9.23%, 2/15/25 .... 1,001 997
FW2634377.UP.FTS.B, 10%, 2/15/25 .... 481 479
L2634177.UP.FTS.B, 15.21%, 2/15/25 .... 1,100 1,104
L2636760.UP.FTS.B, 15.98%, 2/15/25 .... 7,064 6,750
FW2634284.UP.FTS.B, 16.22%, 2/15/25 .. 5,035 5,053
L2634751.UP.FTS.B, 16.31%, 2/15/25 .... 957 954
L2631912.UP.FTS.B, 16.39%, 2/15/25 .... 3,767 282
L2636882.UP.FTS.B, 16.54%, 2/15/25 .... 405 400
L2634161.UP.FTS.B, 18.39%, 2/15/25 .... 2,134 2,142
L2632627.UP.FTS.B, 20.79%, 2/15/25 .... 5,199 5,194
L2634669.UP.FTS.B, 20.85%, 2/15/25 .... 5,454 5,432
L2631763.UP.FTS.B, 20.93%, 2/15/25 .... 4,523 4,540
FW2637244.UP.FTS.B, 22.65%, 2/15/25 .. 526 526
FW2633708.UP.FTS.B, 25.99%, 2/15/25 .. 3,499 3,495
FW2631136.UP.FTS.B, 27.13%, 2/15/25 .. 803 796
FW2631651.UP.FTS.B, 27.52%, 2/15/25 .. 3,534 3,530
FW2635191.UP.FTS.B, 29%, 2/15/25 .... 2,661 403
FW2631826.UP.FTS.B, 31.23%, 2/15/25 .. 2,907 2,900
L2639657.UP.FTS.B, 5.92%, 2/16/25 .... 699 694
L2639334.UP.FTS.B, 6.42%, 2/16/25 .... 2,195 2,174
FW2638680.UP.FTS.B, 7.01%, 2/16/25 ... 1,034 1,026
L2638987.UP.FTS.B, 9.25%, 2/16/25 .... 1,262 175
L2642308.UP.FTS.B, 10.18%, 2/16/25 .... 4,833 4,809
FW2644636.UP.FTS.B, 10.31%, 2/16/25 .. 480 478
L2640736.UP.FTS.B, 10.49%, 2/16/25 .... 724 722
FW2639791.UP.FTS.B, 11.24%, 2/16/25 .. 13 13
FW2644605.UP.FTS.B, 13.5%, 2/16/25 ... 4,924 4,912
FW2640049.UP.FTS.B, 13.66%, 2/16/25 .. 5,318 5,296
L2644835.UP.FTS.B, 14.27%, 2/16/25 .... 6,479 6,452
L2639914.UP.FTS.B, 14.3%, 2/16/25 .... 3,476 3,491
L2573704.UP.FTS.B, 14.5%, 2/16/25 .... 1,989 1,998
L2644825.UP.FTS.B, 15.86%, 2/16/25 .... 285 281
L2640305.UP.FTS.B, 16.68%, 2/16/25 .... 3,285 3,300
FW2644294.UP.FTS.B, 16.92%, 2/16/25 .. 1,667 1,674
FW2639338.UP.FTS.B, 17.66%, 2/16/25 .. 5,083 5,106
L2641019.UP.FTS.B, 18.97%, 2/16/25 .... 7,701 7,736
L2639930.UP.FTS.B, 19.1%, 2/16/25 .... 1,138 1,140
L2644145.UP.FTS.B, 19.28%, 2/16/25 .... 1,645 119
FW2639706.UP.FTS.B, 19.94%, 2/16/25 .. 3,308 3,308
L2641952.UP.FTS.B, 19.98%, 2/16/25 .... 2,275 2,286
L2641810.UP.FTS.B, 22.34%, 2/16/25 .... 397 144
FW2643292.UP.FTS.B, 23.05%, 2/16/25 .. 2,725 2,605
FW2639697.UP.FTS.B, 24.32%, 2/16/25 .. 847 846
FW2643827.UP.FTS.B, 25.41%, 2/16/25 .. 2,684 2,685
L2627901.UP.FTS.B, 28.31%, 2/16/25 .... 7,710 7,713
L2644671.UP.FTS.B, 5.08%, 2/17/25 .... 4,625 4,588
L2604120.UP.FTS.B, 17.7%, 2/17/25 .... 5,109 5,119
L1871398.UP.FTS.B, 22.03%, 3/18/25 .... 1,176 1,118
FW1872890.UP.FTS.B, 24.47%, 3/18/25 .. 540 538
L2006292.UP.FTS.B, 11.48%, 4/09/25 .... 378 375
L2006010.UP.FTS.B, 18.05%, 4/09/25 .... 744 745
FW2007173.UP.FTS.B, 24.62%, 4/09/25 .. 781 56
FW2008582.UP.FTS.B, 28.77%, 4/09/25 .. 883 63
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2076313.UP.FTS.B, 15.86%, 4/19/25 .... $ 678 $ 678
FW2078328.UP.FTS.B, 19.87%, 4/19/25 .. 3,554 255
L2077765.UP.FTS.B, 21.13%, 4/19/25 .... 541 517
L2078933.UP.FTS.B, 22.16%, 4/19/25 .... 7,019 6,678
L2008991.UP.FTS.B, 19.31%, 4/24/25 .... 6,556 1,786
FW2077645.UP.FTS.B, 27.94%, 4/28/25 .. 1,682 253
FW2200254.UP.FTS.B, 19.34%, 5/07/25 .. 1,095 1,089
FW2199208.UP.FTS.B, 25.58%, 5/07/25 .. 1,963 1,955
L2201277.UP.FTS.B, 23.37%, 5/08/25 .... 2,381 334
FW2202263.UP.FTS.B, 23.94%, 5/08/25 .. 1,122 81
FW2205860.UP.FTS.B, 28.57%, 5/08/25 .. 1,625 115
FW2202524.UP.FTS.B, 28.64%, 5/08/25 .. 1,266 766
FW2201579.UP.FTS.B, 28.82%, 5/08/25 .. 1,891 1,874
L2405109.UP.FTS.B, 11.47%, 6/11/25 .... 967 959
FW2410127.UP.FTS.B, 20.85%, 6/11/25 .. 571 564
L2415625.UP.FTS.B, 8.97%, 6/12/25 .... 2,291 168
L2414544.UP.FTS.B, 14.43%, 6/12/25 .... 1,652 947
L2402983.UP.FTS.B, 8.56%, 6/21/25 .... 1,427 1,414
FW1710146.UP.FTS.B, 13.91%, 7/14/25 .. 1,704 50
L2639542.UP.FTS.B, 8.21%, 7/16/25 .... 1,404 1,389
FW2640344.UP.FTS.B, 14.17%, 7/16/25 .. 1,559 218
FW2639899.UP.FTS.B, 18.71%, 7/16/25 .. 6,929 6,889
FW1873996.UP.FTS.B, 28.24%, 8/18/25 .. 3,913 279
FW1872459.UP.FTS.B, 28.31%, 9/01/25 .. 399 400
L2007014.UP.FTS.B, 20.64%, 9/09/25 .... 3,059 1,775
L2195122.UP.FTS.B, 20.26%, 10/07/25 ... 3,860 3,807
L2206982.UP.FTS.B, 9.5%, 10/08/25 .... 518 514
FW2411155.UP.FTS.B, 7.59%, 11/11/25 .. 1,875 1,858
FW2411472.UP.FTS.B, 24.01%, 11/11/25 . 6,537 1,857
FW2418164.UP.FTS.B, 9.41%, 11/12/25 .. 1,256 1,249
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 6,372 6,332
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 1,275 1,266
L1709466.UP.FTS.B, 9.12%, 9/14/26 .... 7,006 6,961
L1711063.UP.FTS.B, 9.57%, 9/14/26 ..... 8,961 8,904
L1711325.UP.FTS.B, 9.58%, 9/14/26 ..... 11,248 5,916
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 5,128 5,100
L1710722.UP.FTS.B, 9.73%, 9/14/26 .... 12,821 12,739
L1709358.UP.FTS.B, 10.97%, 9/14/26 .... 27,181 27,024
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 13,086 13,002
FW1709227.UP.FTS.B, 12.04%, 9/14/26 .. 1,028 569
L1711960.UP.FTS.B, 12.48%, 9/14/26 .... 1,970 1,960
L1708544.UP.FTS.B, 12.57%, 9/14/26 .... 2,617 2,602
L1709990.UP.FTS.B, 12.82%, 9/14/26 .... 1,431 1,420
L1709442.UP.FTS.B, 13.19%, 9/14/26 .... 33,035 32,858
L1712219.UP.FTS.B, 13.34%, 9/14/26 .... 2,091 2,073
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 13,303 13,233
L1705354.UP.FTS.B, 14.33%, 9/14/26 .... 16,012 15,927
L1712030.UP.FTS.B, 15.05%, 9/14/26 .... 2,013 2,006
FW1711888.UP.FTS.B, 15.29%, 9/14/26 .. 6,725 6,700
L1711759.UP.FTS.B, 15.35%, 9/14/26 .... 6,741 6,705
FW1710596.UP.FTS.B, 15.85%, 9/14/26 .. 3,378 3,365
FW1711241.UP.FTS.B, 16.08%, 9/14/26 .. 2,707 2,697
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 10,165 10,127
L1708577.UP.FTS.B, 16.66%, 9/14/26 .... 4,776 4,750
L1709613.UP.FTS.B, 17.03%, 9/14/26 .... 2,046 2,038
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 17,087 17,029
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... 6,857 6,831
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 6,906 6,869

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1709424.UP.FTS.B, 18.79%, 9/14/26 .. $ 10,373 $ 10,334
FW1709134.UP.FTS.B, 18.89%, 9/14/26 .. 6,952 6,914
L1710731.UP.FTS.B, 18.91%, 9/14/26 .... 2,076 2,069
L1712201.UP.FTS.B, 18.94%, 9/14/26 .... 1,715 1,708
L1709877.UP.FTS.B, 19.26%, 9/14/26 .... 3,402 3,388
L1711904.UP.FTS.B, 19.49%, 9/14/26 .... 13,809 13,892
L1711008.UP.FTS.B, 19.81%, 9/14/26 .... 6,970 7,014
L1711215.UP.FTS.B, 19.91%, 9/14/26 .... 4,682 339
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 2,792 2,783
L1708842.UP.FTS.B, 20.24%, 9/14/26 .... 5,443 5,471
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 2,104 2,117
L1710126.UP.FTS.B, 20.84%, 9/14/26 .... 4,910 4,941
L1708585.UP.FTS.B, 20.86%, 9/14/26 .... 22,713 581
L1711983.UP.FTS.B, 20.92%, 9/14/26 .... 3,961 284
FW1711817.UP.FTS.B, 20.95%, 9/14/26 .. 3,374 3,395
FW1708681.UP.FTS.B, 21.58%, 9/14/26 .. 213 210
L1707499.UP.FTS.B, 22.03%, 9/14/26 .... 7,095 7,124
L1710829.UP.FTS.B, 22.11%, 9/14/26 .... 3,545 3,532
L1710706.UP.FTS.B, 22.62%, 9/14/26 .... 2,316 340
FW1708581.UP.FTS.B, 23.53%, 9/14/26 .. 8,107 8,075
L1704673.UP.FTS.B, 23.71%, 9/14/26 .... 8,288 2,364
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 1,123 663
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 940 946
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 941 947
L1706788.UP.FTS.B, 25.12%, 9/14/26 .... 1,304 1,312
L1710759.UP.FTS.B, 25.29%, 9/14/26 .... 798 803
L1712021.UP.FTS.B, 25.29%, 9/14/26 .... 2,387 1,409
L1709050.UP.FTS.B, 25.44%, 9/14/26 .... 2,178 2,191
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... 1,235 1,242
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 1,450 1,459
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 19,324 19,379
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... 1,092 1,089
L1711668.UP.FTS.B, 26.18%, 9/14/26 .... 3,429 3,450
L1704675.UP.FTS.B, 26.55%, 9/14/26 .... 4,909 2,897
FW1711990.UP.FTS.B, 26.83%, 9/14/26 .. 6,871 4,049
FW1712164.UP.FTS.B, 28.97%, 9/14/26 .. 2,831 107
FW1701558.UP.FTS.B, 29.38%, 9/14/26 .. 8,925 8,978
FW1709270.UP.FTS.B, 29.95%, 9/14/26 .. 4,182 1,205
FW1711943.UP.FTS.B, 30.23%, 9/14/26 .. 3,963 1,146
FW1708159.UP.FTS.B, 30.6%, 9/14/26 ... 1,373 1,376
FW1710725.UP.FTS.B, 30.72%, 9/14/26 .. 2,369 1,400
FW1712184.UP.FTS.B, 30.77%, 9/14/26 .. 4,386 1,267
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 3,013 3,025
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 2,260 2,274
FW1711778.UP.FTS.B, 31.18%, 9/14/26 .. 2,585 1,538
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 3,770 3,793
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 2,189 2,202
FW1708897.UP.FTS.B, 32.27%, 9/14/26 .. 2,521 381
L1709686.UP.FTS.B, 14.5%, 9/16/26 .... 13,377 13,306
L1711180.UP.FTS.B, 21%, 9/24/26 ...... 18,565 772
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 32,010 31,807
FW1872946.UP.FTS.B, 7.02%, 10/18/26 .. 4,169 4,140
L1871496.UP.FTS.B, 10.72%, 10/18/26 ... 12,269 12,186
L1874550.UP.FTS.B, 10.94%, 10/18/26 ... 5,314 5,281
L1873178.UP.FTS.B, 11.12%, 10/18/26 ... 5,252 5,224
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 5,116 4,825
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 1,324 1,316
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 11,623 11,562
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... $ 1,004 $ 997
L1873798.UP.FTS.B, 12.44%, 10/18/26 ... 2,689 2,675
L1873392.UP.FTS.B, 12.58%, 10/18/26 ... 9,385 500
L1874099.UP.FTS.B, 12.59%, 10/18/26 ... 12,094 12,031
L1872876.UP.FTS.B, 13.07%, 10/18/26 ... 1,689 1,680
L1874284.UP.FTS.B, 13.39%, 10/18/26 ... 5,419 5,391
L1873391.UP.FTS.B, 13.44%, 10/18/26 ... 6,777 6,742
L1873434.UP.FTS.B, 13.54%, 10/18/26 ... 2,023 2,012
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 4,409 4,386
FW1874302.UP.FTS.B, 13.81%, 10/18/26 . 33,960 33,785
L1873174.UP.FTS.B, 13.86%, 10/18/26 ... 9,975 9,896
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 5,466 5,437
L1874287.UP.FTS.B, 14.37%, 10/18/26 ... 10,927 10,859
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 6,852 6,815
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 1,165 1,161
L1873194.UP.FTS.B, 15.66%, 10/18/26 ... 1,731 1,721
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 6,936 6,900
L1873166.UP.FTS.B, 16.01%, 10/18/26 ... 13,835 13,761
L1872550.UP.FTS.B, 16.04%, 10/18/26 ... 3,460 3,441
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 10,370 10,331
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 1,390 1,385
L1873808.UP.FTS.B, 16.88%, 10/18/26 ... 3,830 3,817
L1874262.UP.FTS.B, 17.04%, 10/18/26 ... 4,402 4,376
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 8,414 8,370
L1874383.UP.FTS.B, 17.27%, 10/18/26 ... 6,824 997
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 10,497 10,462
FW1874259.UP.FTS.B, 17.55%, 10/18/26 . 29 29
FW1873390.UP.FTS.B, 17.6%, 10/18/26 .. 8,402 8,374
L1873345.UP.FTS.B, 17.63%, 10/18/26 ... 4,129 4,112
FW1874335.UP.FTS.B, 17.64%, 10/18/26 . 28,019 27,872
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 4,893 4,876
FW1874438.UP.FTS.B, 18.01%, 10/18/26 . 3,097 3,052
L1868602.UP.FTS.B, 18.18%, 10/18/26 ... 2,461 2,453
FW1873109.UP.FTS.B, 18.49%, 10/18/26 . 6,697 6,675
L1872626.UP.FTS.B, 19.06%, 10/18/26 ... 5,099 5,071
L1873648.UP.FTS.B, 19.32%, 10/18/26 ... 3,197 3,180
L1873350.UP.FTS.B, 19.42%, 10/18/26 ... 8,153 8,114
FW1874119.UP.FTS.B, 19.46%, 10/18/26 . 10,871 10,293
L1873155.UP.FTS.B, 19.56%, 10/18/26 ... 1,503 1,484
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 1,209 1,214
L1873176.UP.FTS.B, 19.77%, 10/18/26 ... 10,677 10,722
FW1873722.UP.FTS.B, 19.81%, 10/18/26 . 4,989 4,962
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 4,318 4,297
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 4,282 4,259
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 35,756 35,992
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 1,434 1,426
L1872967.UP.FTS.B, 21.07%, 10/18/26 ... 5,135 370
L1874536.UP.FTS.B, 21.47%, 10/18/26 ... 3,893 3,872
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... 2,458 2,468
L1872738.UP.FTS.B, 21.97%, 10/18/26 ... 1,085 1,090
L1872849.UP.FTS.B, 21.97%, 10/18/26 ... 1,918 138
L1873278.UP.FTS.B, 21.98%, 10/18/26 ... 4,266 4,294
L1873489.UP.FTS.B, 22.12%, 10/18/26 ... 10,858 10,904
L1872381.UP.FTS.B, 22.4%, 10/18/26 .... 1,813 1,825
L1872881.UP.FTS.B, 22.46%, 10/18/26 ... 23,423 23,384
L1872904.UP.FTS.B, 22.48%, 10/18/26 ... 3,628 3,644
L1873504.UP.FTS.B, 22.55%, 10/18/26 ... 940 943
L1874352.UP.FTS.B, 22.6%, 10/18/26 .... 23,747 23,903

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... $ 1,599 $ 1,605
L1873496.UP.FTS.B, 22.72%, 10/18/26 ... 11,965 12,024
L1873741.UP.FTS.B, 22.96%, 10/18/26 ... 1,226 1,234
L1873307.UP.FTS.B, 23.79%, 10/18/26 ... 1,099 1,103
L1872931.UP.FTS.B, 23.85%, 10/18/26 ... 3,993 285
L1873492.UP.FTS.B, 23.95%, 10/18/26 ... 12,732 12,810
L1874063.UP.FTS.B, 24.01%, 10/18/26 ... 5,133 5,166
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 733 738
L1872601.UP.FTS.B, 24.04%, 10/18/26 ... 3,708 3,727
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 2,205 2,214
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 5,085 5,115
L1873373.UP.FTS.B, 24.83%, 10/18/26 ... 3,691 3,707
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 10,824 10,881
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 4,800 4,820
L1874475.UP.FTS.B, 25.04%, 10/18/26 ... 1,820 26
L1873877.UP.FTS.B, 25.05%, 10/18/26 ... 3,329 3,343
L1874065.UP.FTS.B, 25.09%, 10/18/26 ... 8,025 575
L1872998.UP.FTS.B, 25.1%, 10/18/26 .... 740 736
FW1874269.UP.FTS.B, 25.11%, 10/18/26 . 3,693 3,718
L1873308.UP.FTS.B, 25.11%, 10/18/26 ... 1,094 1,086
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 1,199 1,204
FW1873516.UP.FTS.B, 25.23%, 10/18/26 . 11,174 11,226
L1872941.UP.FTS.B, 25.23%, 10/18/26 ... 1,307 94
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 2,219 2,233
L1870436.UP.FTS.B, 25.29%, 10/18/26 ... 2,182 326
L1873627.UP.FTS.B, 25.33%, 10/18/26 ... 630 630
L1805232.UP.FTS.B, 25.36%, 10/18/26 ... 4,070 4,087
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 1,111 1,115
L1869327.UP.FTS.B, 25.42%, 10/18/26 ... 2,454 176
L1873079.UP.FTS.B, 25.43%, 10/18/26 ... 1,017 1,019
L1873235.UP.FTS.B, 25.45%, 10/18/26 ... 4,864 4,895
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 21,911 22,038
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 814 820
L1874395.UP.FTS.B, 25.5%, 10/18/26 .... 6,404 973
L1874370.UP.FTS.B, 25.71%, 10/18/26 ... 3,942 3,964
L1873151.UP.FTS.B, 25.86%, 10/18/26 ... 882 874
L1874250.UP.FTS.B, 25.87%, 10/18/26 ... 8,038 2,307
L1874041.UP.FTS.B, 26.01%, 10/18/26 ... 5,515 5,543
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 1,265 1,273
L1874047.UP.FTS.B, 26.3%, 10/18/26 .... 304 300
FW1874080.UP.FTS.B, 26.63%, 10/18/26 . 1,518 1,456
FW1874049.UP.FTS.B, 26.74%, 10/18/26 . 8,178 1,251
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 2,847 2,859
FW1873145.UP.FTS.B, 27.24%, 10/18/26 . 7,416 7,460
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 10,519 10,587
FW1873866.UP.FTS.B, 28.25%, 10/18/26 . 743 747
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 2,329 2,231
FW1873950.UP.FTS.B, 28.68%, 10/18/26 . 1,669 1,677
FW1874321.UP.FTS.B, 28.99%, 10/18/26 . 1,212 1,217
FW1874251.UP.FTS.B, 29.26%, 10/18/26 . 3,795 3,811
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 2,659 2,676
FW1873160.UP.FTS.B, 30.04%, 10/18/26 . 1,674 1,682
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 1,376 1,382
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 994 1,000
FW1872779.UP.FTS.B, 30.59%, 10/18/26 . 1,362 1,363
FW1873577.UP.FTS.B, 30.59%, 10/18/26 . 4,589 4,618
FW1872937.UP.FTS.B, 30.6%, 10/18/26 .. 3,075 3,089
FW1873110.UP.FTS.B, 30.82%, 10/18/26 . 3,323 968
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1873983.UP.FTS.B, 30.83%, 10/18/26 . $ 1,783 $ 1,793
FW1873168.UP.FTS.B, 30.88%, 10/18/26 . 2,835 2,847
FW1873018.UP.FTS.B, 31%, 10/18/26 ... 850 854
FW1874435.UP.FTS.B, 31.05%, 10/18/26 . 1,381 1,386
FW1873234.UP.FTS.B, 31.11%, 10/18/26 . 3,360 3,381
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 3,761 3,777
FW1873036.UP.FTS.B, 31.2%, 10/18/26 .. 2,462 2,473
FW1872966.UP.FTS.B, 31.83%, 10/18/26 . 3,544 3,567
FW1872975.UP.FTS.B, 32.03%, 10/18/26 . 2,391 2,402
L1873049.UP.FTS.B, 25.47%, 10/22/26 ... 3,642 3,658
FW1873980.UP.FTS.B, 31.12%, 10/28/26 . 1,972 1,978
L1874280.UP.FTS.B, 15.62%, 11/01/26 ... 21,277 21,172
L1873419.UP.FTS.B, 17.21%, 11/02/26 ... 3,596 3,573
FW1873464.UP.FTS.B, 22.91%, 11/03/26 . 2,246 2,258
FW2008579.UP.FTS.B, 5.93%, 11/09/26 .. 32,534 32,303
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 6,583 6,537
L1947969.UP.FTS.B, 8.25%, 11/09/26 .... 2,059 2,045
L2004931.UP.FTS.B, 8.92%, 11/09/26 .... 12,690 12,605
FW2005584.UP.FTS.B, 8.98%, 11/09/26 .. 10,693 10,620
L2009940.UP.FTS.B, 9.06%, 11/09/26 .... 22,734 22,580
L2009771.UP.FTS.B, 9.73%, 11/09/26 .... 3,362 3,340
L2010120.UP.FTS.B, 9.74%, 11/09/26 .... 13,449 13,359
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 3,365 3,343
L2005005.UP.FTS.B, 9.85%, 11/09/26 .... 13,787 7,393
L2007402.UP.FTS.B, 10.3%, 11/09/26 .... 7,053 1,735
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 4,053 4,026
L2008701.UP.FTS.B, 10.48%, 11/09/26 ... 4,507 4,474
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... 17,639 17,514
L2008677.UP.FTS.B, 10.77%, 11/09/26 ... 6,760 6,716
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 5,769 5,732
L2008105.UP.FTS.B, 10.89%, 11/09/26 ... 4,395 4,341
L2006261.UP.FTS.B, 10.9%, 11/09/26 .... 3,734 3,709
L2009417.UP.FTS.B, 11.04%, 11/09/26 ... 3,277 3,254
L2004983.UP.FTS.B, 11.09%, 11/09/26 ... 13,453 13,339
L2009190.UP.FTS.B, 11.31%, 11/09/26 ... 13,545 13,456
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 2,293 2,277
L1977043.UP.FTS.B, 11.43%, 11/09/26 ... 3,681 3,657
FW2006974.UP.FTS.B, 11.44%, 11/09/26 . 8,522 8,467
L2008088.UP.FTS.B, 12.1%, 11/09/26 .... 7,196 7,150
L2007707.UP.FTS.B, 12.19%, 11/09/26 ... 10,167 10,099
L2005904.UP.FTS.B, 12.3%, 11/09/26 .... 2,007 145
L1991534.UP.FTS.B, 12.48%, 11/09/26 ... 4,356 4,322
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... 10,314 10,248
L2007649.UP.FTS.B, 12.88%, 11/09/26 ... 6,897 6,853
FW2009636.UP.FTS.B, 13.06%, 11/09/26 . 4,143 4,117
L2009536.UP.FTS.B, 13.07%, 11/09/26 ... 4,235 2,269
L2009639.UP.FTS.B, 13.58%, 11/09/26 ... 11,500 831
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 1,735 1,724
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 6,938 6,894
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 13,835 13,746
L2008113.UP.FTS.B, 14.06%, 11/09/26 ... 14,966 14,872
L2009683.UP.FTS.B, 14.08%, 11/09/26 ... 4,178 4,151
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 10,468 10,403
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 4,197 4,171
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 4,063 4,037
FW2009310.UP.FTS.B, 15.19%, 11/09/26 . 3,676 264
L2009277.UP.FTS.B, 15.37%, 11/09/26 ... 6,088 6,030
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... 3,499 3,477

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... $ 7,039 $ 6,996
L2007900.UP.FTS.B, 15.91%, 11/09/26 ... 2,117 2,104
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 7,060 7,017
FW2006940.UP.FTS.B, 15.96%, 11/09/26 . 1,615 1,592
L2005019.UP.FTS.B, 16.29%, 11/09/26 ... 7,820 7,762
L2009814.UP.FTS.B, 16.29%, 11/09/26 ... 6,890 6,844
L2006713.UP.FTS.B, 16.47%, 11/09/26 ... 8,504 8,452
L2009219.UP.FTS.B, 16.5%, 11/09/26 .... 17,310 17,195
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 11,344 11,277
FW2010216.UP.FTS.B, 16.55%, 11/09/26 . 6,414 6,370
L2008001.UP.FTS.B, 16.67%, 11/09/26 ... 10,646 10,581
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 10,653 10,590
L2010173.UP.FTS.B, 16.8%, 11/09/26 .... 5,684 5,650
L2009631.UP.FTS.B, 16.91%, 11/09/26 ... 4,998 4,962
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 14,237 14,152
L2008918.UP.FTS.B, 17.09%, 11/09/26 ... 5,268 5,237
FW2008938.UP.FTS.B, 17.12%, 11/09/26 . 5,503 5,466
L2005207.UP.FTS.B, 17.16%, 11/09/26 ... 8,547 8,496
FW2003971.UP.FTS.B, 17.71%, 11/09/26 . 19,667 19,551
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 24,082 23,930
L2008937.UP.FTS.B, 18.22%, 11/09/26 ... 4,309 4,283
L2008467.UP.FTS.B, 18.23%, 11/09/26 ... 7,229 7,177
L2009319.UP.FTS.B, 18.37%, 11/09/26 ... 1,222 1,214
FW2005538.UP.FTS.B, 18.4%, 11/09/26 .. 4,271 4,241
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 3,241 3,220
L2006524.UP.FTS.B, 18.79%, 11/09/26 ... 3,604 3,582
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 4,325 4,298
L2006460.UP.FTS.B, 18.86%, 11/09/26 ... 2,549 2,531
FW2002309.UP.FTS.B, 18.9%, 11/09/26 .. 1,587 1,578
L2004618.UP.FTS.B, 18.96%, 11/09/26 ... 4,329 4,302
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 1,443 1,434
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 12,275 12,204
L2010300.UP.FTS.B, 19.58%, 11/09/26 ... 762 209
L2003306.UP.FTS.B, 19.59%, 11/09/26 ... 18,024 472
L2008422.UP.FTS.B, 19.84%, 11/09/26 ... 4,067 2,344
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 24,180 24,247
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 15,728 15,780
L2008219.UP.FTS.B, 20.5%, 11/09/26 .... 878 865
L2009017.UP.FTS.B, 20.52%, 11/09/26 ... 5,383 761
L2009697.UP.FTS.B, 20.69%, 11/09/26 ... 3,651 3,628
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 4,244 4,218
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 1,426 1,416
FW2008076.UP.FTS.B, 21.13%, 11/09/26 . 1,557 1,540
L2005679.UP.FTS.B, 21.2%, 11/09/26 .... 19,011 5,106
L2009584.UP.FTS.B, 21.3%, 11/09/26 .... 8,331 8,357
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 2,704 2,703
L2008251.UP.FTS.B, 21.4%, 11/09/26 .... 3,669 3,646
FW2004906.UP.FTS.B, 21.42%, 11/09/26 . 9,303 9,236
FW2008069.UP.FTS.B, 21.82%, 11/09/26 . 8,022 8,048
L2007361.UP.FTS.B, 21.89%, 11/09/26 ... 3,137 3,136
L2008476.UP.FTS.B, 21.9%, 11/09/26 .... 11,117 11,048
L2008042.UP.FTS.B, 22%, 11/09/26 ..... 7,735 7,687
L2005261.UP.FTS.B, 22.11%, 11/09/26 ... 7,044 7,053
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 2,950 2,932
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 9,588 9,620
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 4,709 4,704
L2008599.UP.FTS.B, 22.35%, 11/09/26 ... 1,477 1,468
L2004674.UP.FTS.B, 22.44%, 11/09/26 ... 6,475 6,489
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2007307.UP.FTS.B, 22.83%, 11/09/26 ... $ 3,480 $ 3,482
L2008480.UP.FTS.B, 22.94%, 11/09/26 ... 11,120 11,158
L2009304.UP.FTS.B, 23.03%, 11/09/26 ... 2,558 2,541
L2007937.UP.FTS.B, 23.09%, 11/09/26 ... 11,131 11,062
L2009454.UP.FTS.B, 23.92%, 11/09/26 ... 6,236 450
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 1,811 1,814
FW2009608.UP.FTS.B, 24.41%, 11/09/26 . 15,716 15,769
L2008806.UP.FTS.B, 24.53%, 11/09/26 ... 5,691 5,710
L2009932.UP.FTS.B, 24.83%, 11/09/26 ... 1,234 88
L2009896.UP.FTS.B, 24.89%, 11/09/26 ... 2,252 2,260
L2010117.UP.FTS.B, 24.96%, 11/09/26 ... 3,004 3,014
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 3,789 3,796
L2008356.UP.FTS.B, 25.02%, 11/09/26 ... 1,333 1,312
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 1,127 1,120
L2006100.UP.FTS.B, 25.1%, 11/09/26 .... 2,566 2,544
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 1,129 1,130
L2006519.UP.FTS.B, 25.11%, 11/09/26 ... 1,654 1,660
L1992164.UP.FTS.B, 25.12%, 11/09/26 ... 2,556 2,565
L2008646.UP.FTS.B, 25.12%, 11/09/26 ... 977 981
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 3,761 3,774
L2008993.UP.FTS.B, 25.21%, 11/09/26 ... 7,154 7,163
FW2006444.UP.FTS.B, 25.24%, 11/09/26 . 4,804 701
L2009998.UP.FTS.B, 25.28%, 11/09/26 ... 861 862
L2009595.UP.FTS.B, 25.31%, 11/09/26 ... 3,107 3,083
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 5,727 5,733
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 1,355 1,360
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . 6,245 6,261
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 2,334 2,342
L2005437.UP.FTS.B, 25.37%, 11/09/26 ... 753 756
L2009364.UP.FTS.B, 25.41%, 11/09/26 ... 3,799 3,806
L2009802.UP.FTS.B, 25.42%, 11/09/26 ... 6,114 884
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 1,356 1,361
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 6,027 6,047
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 3,014 3,024
L2005075.UP.FTS.B, 25.48%, 11/09/26 ... 1,628 1,624
L2009842.UP.FTS.B, 25.48%, 11/09/26 ... 2,252 2,252
L2004971.UP.FTS.B, 25.6%, 11/09/26 .... 7,495 7,518
L2005577.UP.FTS.B, 25.63%, 11/09/26 ... 4,607 2,708
L2007383.UP.FTS.B, 25.64%, 11/09/26 ... 2,942 2,952
L2009877.UP.FTS.B, 25.76%, 11/09/26 ... 6,382 458
L2008285.UP.FTS.B, 25.92%, 11/09/26 ... 4,231 4,245
L2007533.UP.FTS.B, 26.06%, 11/09/26 ... 6,573 462
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 5,295 5,313
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 7,566 7,592
L2005548.UP.FTS.B, 26.19%, 11/09/26 ... 4,995 5,012
FW1993820.UP.FTS.B, 26.38%, 11/09/26 . 4,547 4,562
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . 4,547 4,519
FW2006782.UP.FTS.B, 26.4%, 11/09/26 .. 15,157 15,210
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 1,143 1,147
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 6,472 6,489
FW2007457.UP.FTS.B, 27.58%, 11/09/26 . 2,407 345
FW2007274.UP.FTS.B, 27.62%, 11/09/26 . 2,064 148
FW2007864.UP.FTS.B, 27.83%, 11/09/26 . 3,822 3,835
FW2006870.UP.FTS.B, 27.89%, 11/09/26 . 4,931 4,946
FW2005768.UP.FTS.B, 27.98%, 11/09/26 . 1,149 1,150
FW2005435.UP.FTS.B, 28.32%, 11/09/26 . 11,499 11,539
FW2006392.UP.FTS.B, 28.34%, 11/09/26 . 1,413 1,402
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 10,056 10,074

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2009975.UP.FTS.B, 28.52%, 11/09/26 . $ 732 $ 727
FW2006618.UP.FTS.B, 28.54%, 11/09/26 . 3,692 524
FW2009953.UP.FTS.B, 28.59%, 11/09/26 . 3,455 3,467
FW2007255.UP.FTS.B, 28.65%, 11/09/26 . 4,676 4,686
FW2006396.UP.FTS.B, 28.95%, 11/09/26 . 830 58
FW2009473.UP.FTS.B, 29.09%, 11/09/26 . 4,621 4,637
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 4,671 4,680
FW2008122.UP.FTS.B, 29.26%, 11/09/26 . 445 280
FW2006599.UP.FTS.B, 29.3%, 11/09/26 .. 4,759 696
FW2007779.UP.FTS.B, 29.31%, 11/09/26 . 4,168 297
FW2006841.UP.FTS.B, 29.42%, 11/09/26 . 3,241 3,252
FW2009538.UP.FTS.B, 29.42%, 11/09/26 . 2,525 362
FW2009687.UP.FTS.B, 29.61%, 11/09/26 . 4,822 2,851
FW2009107.UP.FTS.B, 29.81%, 11/09/26 . 2,812 2,817
FW2009414.UP.FTS.B, 30.01%, 11/09/26 . 9,445 9,479
FW2005675.UP.FTS.B, 30.41%, 11/09/26 . 1,081 1,071
FW2007884.UP.FTS.B, 30.51%, 11/09/26 . 2,332 2,340
FW2009221.UP.FTS.B, 30.79%, 11/09/26 . 10,453 10,469
FW2008923.UP.FTS.B, 30.84%, 11/09/26 . 2,282 2,287
FW2009706.UP.FTS.B, 30.84%, 11/09/26 . 1,255 1,257
FW2007936.UP.FTS.B, 30.89%, 11/09/26 . 3,191 3,202
FW2006359.UP.FTS.B, 30.96%, 11/09/26 . 1,644 3
FW2007277.UP.FTS.B, 30.98%, 11/09/26 . 880 520
FW1985263.UP.FTS.B, 31.02%, 11/09/26 . 1,194 1,196
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . 5,778 5,786
FW2007426.UP.FTS.B, 31.18%, 11/09/26 . 2,003 –
FW2008461.UP.FTS.B, 31.23%, 11/09/26 . 1,563 450
FW2008432.UP.FTS.B, 31.3%, 11/09/26 .. 3,437 3,442
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 2,646 2,655
FW2005541.UP.FTS.B, 31.38%, 11/09/26 . 6,729 476
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 4,707 4,715
FW2009592.UP.FTS.B, 31.5%, 11/09/26 .. 2,280 2,271
FW2007089.UP.FTS.B, 31.52%, 11/09/26 . 6,263 1,813
L2005604.UP.FTS.B, 7.24%, 11/15/26 .... 15,823 15,714
L2009332.UP.FTS.B, 18.58%, 11/15/26 ... 1,817 1,802
L2076555.UP.FTS.B, 9.38%, 11/19/26 .... 4,694 4,665
FW2075880.UP.FTS.B, 9.48%, 11/19/26 .. 9,731 9,672
L2077362.UP.FTS.B, 10.03%, 11/19/26 ... 13,482 13,401
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 1,423 1,414
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 3,016 2,999
L2078817.UP.FTS.B, 10.96%, 11/19/26 ... 31,245 31,080
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 13,611 13,540
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 5,800 5,770
L2078831.UP.FTS.B, 11.67%, 11/19/26 ... 1,312 1,304
L2075431.UP.FTS.B, 11.87%, 11/19/26 ... 15,735 15,652
L2077619.UP.FTS.B, 12.17%, 11/19/26 ... 755 751
L2077342.UP.FTS.B, 12.81%, 11/19/26 ... 2,757 2,743
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 4,138 4,116
FW2076618.UP.FTS.B, 13.72%, 11/19/26 . 15,967 15,885
L2077586.UP.FTS.B, 13.74%, 11/19/26 ... 3,808 3,788
L2079340.UP.FTS.B, 14.05%, 11/19/26 ... 2,271 164
L2078387.UP.FTS.B, 14.26%, 11/19/26 ... 1,957 1,945
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 10,359 10,304
FW2078825.UP.FTS.B, 14.72%, 11/19/26 . 14,690 14,616
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... 5,260 5,233
L2079762.UP.FTS.B, 15.07%, 11/19/26 ... 3,387 3,371
L2078364.UP.FTS.B, 15.16%, 11/19/26 ... 4,211 4,194
L2080377.UP.FTS.B, 15.37%, 11/19/26 ... 6,326 6,301
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2078013.UP.FTS.B, 15.44%, 11/19/26 ... $ 9,130 $ 9,078
L2078858.UP.FTS.B, 16.1%, 11/19/26 .... 12,810 12,444
L2077446.UP.FTS.B, 16.31%, 11/19/26 ... 5,153 374
L2080949.UP.FTS.B, 16.51%, 11/19/26 ... 4,755 4,717
L2077345.UP.FTS.B, 16.52%, 11/19/26 ... 1,914 1,905
L2078556.UP.FTS.B, 16.55%, 11/19/26 ... 3,321 3,303
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 7,100 7,073
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 680 677
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 12,796 12,746
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 12,057 12,009
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 2,141 2,133
L2078785.UP.FTS.B, 17.53%, 11/19/26 ... 7,142 7,115
FW2077194.UP.FTS.B, 17.96%, 11/19/26 . 3,502 3,457
L2079526.UP.FTS.B, 17.98%, 11/19/26 ... 2,723 2,710
FW2077428.UP.FTS.B, 18.23%, 11/19/26 . 7,323 6,946
L2078320.UP.FTS.B, 18.26%, 11/19/26 ... 2,426 638
L2078541.UP.FTS.B, 18.53%, 11/19/26 ... 2,518 2,508
L2078767.UP.FTS.B, 18.54%, 11/19/26 ... 719 717
FW2080677.UP.FTS.B, 18.72%, 11/19/26 . 12,248 12,201
L2080184.UP.FTS.B, 19.05%, 11/19/26 ... 4,215 637
FW2078252.UP.FTS.B, 19.1%, 11/19/26 .. 1,272 1,263
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 4,327 4,310
L2077889.UP.FTS.B, 19.41%, 11/19/26 ... 5,355 5,335
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 11,967 12,043
FW2078808.UP.FTS.B, 19.87%, 11/19/26 . 18,151 18,083
L2077834.UP.FTS.B, 19.87%, 11/19/26 ... 10,914 10,851
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 14,374 14,315
L2078706.UP.FTS.B, 20.11%, 11/19/26 ... 5,819 5,797
L2080653.UP.FTS.B, 20.24%, 11/19/26 ... 3,276 3,264
L2077864.UP.FTS.B, 20.33%, 11/19/26 ... 16,026 15,966
L2076267.UP.FTS.B, 20.73%, 11/19/26 ... 10,869 10,826
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 7,304 7,351
FW2079399.UP.FTS.B, 20.8%, 11/19/26 .. 13,124 13,206
L2051484.UP.FTS.B, 21.26%, 11/19/26 ... 1,626 117
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 14,476 14,554
FW2076510.UP.FTS.B, 22.17%, 11/19/26 . 29,502 29,392
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 1,627 1,638
L2078431.UP.FTS.B, 23.7%, 11/19/26 .... 2,276 2,183
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 10,922 10,948
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 2,317 2,308
FW2079138.UP.FTS.B, 24.71%, 11/19/26 . 11,184 11,141
L2051923.UP.FTS.B, 24.73%, 11/19/26 ... 1,278 1,277
FW2078837.UP.FTS.B, 25.18%, 11/19/26 . 1,955 1,948
L2077756.UP.FTS.B, 25.18%, 11/19/26 ... 949 68
L2080819.UP.FTS.B, 25.23%, 11/19/26 ... 1,279 1,287
L2080514.UP.FTS.B, 25.27%, 11/19/26 ... 1,656 1,666
L2079636.UP.FTS.B, 25.5%, 11/19/26 .... 1,961 1,877
L2080879.UP.FTS.B, 25.51%, 11/19/26 ... 3,165 3,186
FW2080532.UP.FTS.B, 25.55%, 11/19/26 . 16,718 1,176
L2080301.UP.FTS.B, 25.61%, 11/19/26 ... 2,882 2,894
L2076428.UP.FTS.B, 25.82%, 11/19/26 ... 6,371 6,399
L2076758.UP.FTS.B, 25.84%, 11/19/26 ... 3,476 3,499
L2077747.UP.FTS.B, 25.84%, 11/19/26 ... 5,342 5,372
FW2075811.UP.FTS.B, 25.85%, 11/19/26 . 846 802
L2076862.UP.FTS.B, 25.93%, 11/19/26 ... 4,689 4,719
L2080433.UP.FTS.B, 25.97%, 11/19/26 ... 1,937 20
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 2,648 2,665
L2076228.UP.FTS.B, 26.28%, 11/19/26 ... 2,772 805

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2078057.UP.FTS.B, 26.47%, 11/19/26 . $ 497 $ 490
L2080156.UP.FTS.B, 26.56%, 11/19/26 ... 2,276 2,291
FW2076617.UP.FTS.B, 26.67%, 11/19/26 . 22,165 22,308
L2076223.UP.FTS.B, 26.74%, 11/19/26 ... 8,451 1,290
FW2070515.UP.FTS.B, 26.89%, 11/19/26 . 3,421 3,443
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 7,074 7,120
FW2076319.UP.FTS.B, 27.45%, 11/19/26 . 3,050 3,070
FW2077691.UP.FTS.B, 28%, 11/19/26 ... 6,613 465
FW2079921.UP.FTS.B, 29.67%, 11/19/26 . 2,279 2,291
FW2077874.UP.FTS.B, 30.42%, 11/19/26 . 5,936 124
FW2078643.UP.FTS.B, 30.58%, 11/19/26 . 650 640
FW2078839.UP.FTS.B, 30.61%, 11/19/26 . 635 621
FW2076598.UP.FTS.B, 31.11%, 11/19/26 . 688 688
FW2074352.UP.FTS.B, 31.13%, 11/19/26 . 934 66
FW2075287.UP.FTS.B, 31.46%, 11/19/26 . 6,283 6,130
FW2076836.UP.FTS.B, 31.47%, 11/19/26 . 6,095 5,842
L2008862.UP.FTS.B, 25.44%, 11/21/26 ... 2,596 2,601
FW2007433.UP.FTS.B, 21.02%, 11/24/26 . 5,543 5,564
L2004302.UP.FTS.B, 21.93%, 11/24/26 ... 2,402 2,296
FW2005949.UP.FTS.B, 25.57%, 11/24/26 . 5,796 5,776
FW2073062.UP.FTS.B, 27.11%, 11/25/26 . 11,431 11,505
L2077380.UP.FTS.B, 24.14%, 11/28/26 ... 3,661 3,678
L2079956.UP.FTS.B, 14.89%, 12/01/26 ... 5,034 5,008
FW2200360.UP.FTS.B, 6%, 12/07/26 .... 221 218
L2198358.UP.FTS.B, 7.09%, 12/07/26 .... 2,245 2,222
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... 4,052 4,022
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 2,735 2,714
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 2,944 2,922
L2199695.UP.FTS.B, 9.66%, 12/07/26 .... 4,126 4,095
L2199924.UP.FTS.B, 9.76%, 12/07/26 .... 4,818 4,781
L2198890.UP.FTS.B, 10.21%, 12/07/26 ... 1,036 1,028
FW2200013.UP.FTS.B, 10.26%, 12/07/26 . 9,674 9,589
L2199199.UP.FTS.B, 10.28%, 12/07/26 ... 6,634 6,582
L2198751.UP.FTS.B, 10.42%, 12/07/26 ... 5,535 5,486
L2199240.UP.FTS.B, 10.7%, 12/07/26 .... 5,685 5,643
L2196100.UP.FTS.B, 10.99%, 12/07/26 ... 1,112 1,104
FW2198003.UP.FTS.B, 11.06%, 12/07/26 . 6,469 3,461
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 3,760 3,727
L2197172.UP.FTS.B, 11.42%, 12/07/26 ... 6,899 6,845
L2196592.UP.FTS.B, 11.62%, 12/07/26 ... 3,770 3,741
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 17,222 17,089
L2200204.UP.FTS.B, 12.79%, 12/07/26 ... 9,165 9,085
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 3,535 3,508
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 3,547 3,519
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 4,269 4,232
L2197131.UP.FTS.B, 14.14%, 12/07/26 ... 783 777
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 2,633 2,613
L2196035.UP.FTS.B, 14.38%, 12/07/26 ... 3,881 3,848
L2196588.UP.FTS.B, 14.6%, 12/07/26 .... 8,160 1,098
L2196864.UP.FTS.B, 14.96%, 12/07/26 ... 5,114 2,732
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 688 683
L2197650.UP.FTS.B, 15.41%, 12/07/26 ... 5,421 5,376
L2199860.UP.FTS.B, 16.1%, 12/07/26 .... 10,817 10,729
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 10,593 10,508
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 35,829 35,533
L2199625.UP.FTS.B, 16.62%, 12/07/26 ... 7,245 7,174
L2198880.UP.FTS.B, 16.74%, 12/07/26 ... 2,621 2,593
L2198467.UP.FTS.B, 16.99%, 12/07/26 ... 14,651 14,497
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2197174.UP.FTS.B, 17.08%, 12/07/26 ... $ 11,004 $ 10,902
FW2197380.UP.FTS.B, 17.12%, 12/07/26 . 2,181 2,163
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 17,305 17,165
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 16,187 16,017
L2194879.UP.FTS.B, 17.51%, 12/07/26 ... 14,288 14,155
L2192178.UP.FTS.B, 17.53%, 12/07/26 ... 5,467 5,423
FW2196193.UP.FTS.B, 17.59%, 12/07/26 . 18,283 18,107
L2199819.UP.FTS.B, 17.72%, 12/07/26 ... 13,151 13,038
L2200255.UP.FTS.B, 17.89%, 12/07/26 ... 6,193 882
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 4,391 4,355
L2195959.UP.FTS.B, 18.12%, 12/07/26 ... 8,568 8,485
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 1,324 1,313
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 11,050 10,960
L2199663.UP.FTS.B, 19.69%, 12/07/26 ... 4,438 4,398
L2169437.UP.FTS.B, 19.73%, 12/07/26 ... 7,417 7,335
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 1,632 1,619
L2198874.UP.FTS.B, 20.19%, 12/07/26 ... 2,969 2,945
L2199523.UP.FTS.B, 20.46%, 12/07/26 ... 2,666 2,634
L2196447.UP.FTS.B, 20.62%, 12/07/26 ... 4,832 4,792
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 3,794 2,224
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 4,644 4,594
L2197631.UP.FTS.B, 21.55%, 12/07/26 ... 3,373 3,336
L2196825.UP.FTS.B, 21.8%, 12/07/26 .... 5,140 738
FW2198237.UP.FTS.B, 21.87%, 12/07/26 . 3,752 3,753
L2196775.UP.FTS.B, 22.04%, 12/07/26 ... 751 744
FW2199825.UP.FTS.B, 22.12%, 12/07/26 . 1,530 897
L2196730.UP.FTS.B, 22.21%, 12/07/26 ... 13,159 13,163
L2191085.UP.FTS.B, 22.33%, 12/07/26 ... 2,644 60
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 6,173 6,161
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 7,526 7,528
L2197670.UP.FTS.B, 22.54%, 12/07/26 ... 2,855 2,849
L2185222.UP.FTS.B, 23.13%, 12/07/26 ... 4,442 4,439
FW2200346.UP.FTS.B, 23.2%, 12/07/26 .. 8,441 610
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . 4,541 4,543
L2195799.UP.FTS.B, 23.37%, 12/07/26 ... 7,133 7,062
L2198106.UP.FTS.B, 23.42%, 12/07/26 ... 5,048 1,419
FW2192438.UP.FTS.B, 23.66%, 12/07/26 . 9,105 9,108
FW2195703.UP.FTS.B, 24.25%, 12/07/26 . 1,371 1,371
FW2196745.UP.FTS.B, 24.4%, 12/07/26 .. 4,536 4,535
FW2200190.UP.FTS.B, 24.4%, 12/07/26 .. 1,906 1,906
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 15,265 15,096
L2197090.UP.FTS.B, 24.84%, 12/07/26 ... 3,861 3,850
L2200145.UP.FTS.B, 24.91%, 12/07/26 ... 765 765
L2196714.UP.FTS.B, 25.02%, 12/07/26 ... 2,251 2,244
L2195912.UP.FTS.B, 25.21%, 12/07/26 ... 6,282 6,284
L2198146.UP.FTS.B, 25.25%, 12/07/26 ... 1,609 1,609
L2196219.UP.FTS.B, 25.27%, 12/07/26 ... 7,203 7,205
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 1,150 1,150
L2199586.UP.FTS.B, 25.33%, 12/07/26 ... 845 844
L2195664.UP.FTS.B, 25.4%, 12/07/26 .... 255 36
L2199661.UP.FTS.B, 25.4%, 12/07/26 .... 2,172 2,170
L2198050.UP.FTS.B, 25.44%, 12/07/26 ... 3,995 3,988
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 1,304 1,305
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 4,027 4,019
L2198441.UP.FTS.B, 25.48%, 12/07/26 ... 10,936 10,921
FW2197368.UP.FTS.B, 25.58%, 12/07/26 . 7,810 4,578
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... 4,609 4,610
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 6,154 6,155

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2196103.UP.FTS.B, 26.48%, 12/07/26 . $ 678 $ 667
FW2195998.UP.FTS.B, 26.86%, 12/07/26 . 13,328 13,320
FW2199488.UP.FTS.B, 27.83%, 12/07/26 . 1,845 130
FW2200076.UP.FTS.B, 28.24%, 12/07/26 . 38,988 38,995
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 3,269 3,258
FW2198203.UP.FTS.B, 29.09%, 12/07/26 . 3,210 226
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 3,264 933
FW2195399.UP.FTS.B, 29.81%, 12/07/26 . 1,809 1,810
FW2198601.UP.FTS.B, 30.14%, 12/07/26 . 3,941 3,941
FW2199215.UP.FTS.B, 30.27%, 12/07/26 . 2,554 2,551
FW2198672.UP.FTS.B, 30.42%, 12/07/26 . 4,735 4,736
FW2198825.UP.FTS.B, 30.6%, 12/07/26 .. 2,766 2,767
FW2197604.UP.FTS.B, 30.64%, 12/07/26 . 2,607 2,608
FW2198089.UP.FTS.B, 30.83%, 12/07/26 . 1,827 130
FW2198098.UP.FTS.B, 31%, 12/07/26 ... 4,683 4,674
FW2196279.UP.FTS.B, 31.01%, 12/07/26 . 2,815 1,656
FW2198397.UP.FTS.B, 32.23%, 12/07/26 . 4,611 4,611
FW2199153.UP.FTS.B, 32.29%, 12/07/26 . 3,827 3,827
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 3,909 3,909
L2201511.UP.FTS.B, 5.03%, 12/08/26 .... 7,266 7,209
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 6,666 6,617
FW2201687.UP.FTS.B, 5.98%, 12/08/26 .. 3,061 3,038
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... 6,703 6,656
L2203741.UP.FTS.B, 7.33%, 12/08/26 .... 13,497 13,399
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 6,080 6,032
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 14,803 14,695
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 2,936 2,913
L2201288.UP.FTS.B, 9.13%, 12/08/26 .... 2,260 2,244
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 29,791 29,554
L2202140.UP.FTS.B, 10.05%, 12/08/26 ... 2,615 2,596
L2202043.UP.FTS.B, 10.08%, 12/08/26 ... 13,798 13,701
L2206922.UP.FTS.B, 10.23%, 12/08/26 ... 11,792 11,677
L2205692.UP.FTS.B, 10.33%, 12/08/26 ... 11,408 11,322
L2203887.UP.FTS.B, 10.82%, 12/08/26 ... 5,552 5,511
L2202359.UP.FTS.B, 10.96%, 12/08/26 ... 2,295 2,277
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 2,540 2,520
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... 6,950 6,893
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 6,259 6,213
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 8,347 8,287
L2201926.UP.FTS.B, 11.2%, 12/08/26 .... 1,422 740
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 2,088 2,073
L2204932.UP.FTS.B, 11.21%, 12/08/26 ... 11,137 11,056
L2201522.UP.FTS.B, 11.25%, 12/08/26 ... 13,925 13,824
L2200051.UP.FTS.B, 11.78%, 12/08/26 ... 7,410 7,357
L2204302.UP.FTS.B, 11.78%, 12/08/26 ... 2,268 116
L2205067.UP.FTS.B, 11.79%, 12/08/26 ... 8,390 8,330
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 1,409 1,398
L2201401.UP.FTS.B, 12.51%, 12/08/26 ... 4,921 4,885
L2201130.UP.FTS.B, 12.56%, 12/08/26 ... 4,032 292
L2201683.UP.FTS.B, 13.05%, 12/08/26 ... 2,117 2,102
L2203910.UP.FTS.B, 13.18%, 12/08/26 ... 8,126 8,060
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 3,222 3,194
FW2206272.UP.FTS.B, 13.35%, 12/08/26 . 2,211 561
L2206744.UP.FTS.B, 13.51%, 12/08/26 ... 21,246 21,096
L2202159.UP.FTS.B, 13.54%, 12/08/26 ... 17,710 17,591
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 10,637 10,562
L2203497.UP.FTS.B, 13.78%, 12/08/26 ... 4,258 4,228
L2203856.UP.FTS.B, 13.82%, 12/08/26 ... 21,402 21,233
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... $ 5,260 $ 5,223
L2204734.UP.FTS.B, 13.99%, 12/08/26 ... 2,617 2,598
L2189789.UP.FTS.B, 14.09%, 12/08/26 ... 2,391 2,364
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 4,983 4,948
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 3,560 3,535
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 2,279 2,263
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 10,337 10,265
L2200506.UP.FTS.B, 14.67%, 12/08/26 ... 4,286 4,256
L2205095.UP.FTS.B, 14.72%, 12/08/26 ... 1,363 1,345
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 1,922 1,908
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 7,153 7,103
FW2203636.UP.FTS.B, 14.99%, 12/08/26 . 3,587 3,559
L2206751.UP.FTS.B, 15.19%, 12/08/26 ... 9,594 9,523
L2201429.UP.FTS.B, 15.27%, 12/08/26 ... 8,563 8,502
L2201509.UP.FTS.B, 15.29%, 12/08/26 ... 2,376 2,345
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 2,153 2,138
L2202058.UP.FTS.B, 15.4%, 12/08/26 .... 2,154 2,139
L2201650.UP.FTS.B, 15.45%, 12/08/26 ... 2,874 2,854
L2205307.UP.FTS.B, 15.66%, 12/08/26 ... 1,447 1,434
L2193881.UP.FTS.B, 15.75%, 12/08/26 ... 3,168 3,144
L2200487.UP.FTS.B, 15.87%, 12/08/26 ... 4,630 4,594
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 17,831 17,697
L2206448.UP.FTS.B, 16%, 12/08/26 ..... 7,572 7,520
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 9,244 9,176
L2201272.UP.FTS.B, 16.5%, 12/08/26 .... 3,603 3,577
L2202979.UP.FTS.B, 16.63%, 12/08/26 ... 1,449 1,439
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... 3,261 3,237
L2205448.UP.FTS.B, 16.81%, 12/08/26 ... 8,347 607
L2205367.UP.FTS.B, 16.83%, 12/08/26 ... 2,268 2,249
L2205691.UP.FTS.B, 16.93%, 12/08/26 ... 34,847 34,593
L2206760.UP.FTS.B, 17.01%, 12/08/26 ... 33,053 32,773
L2200739.UP.FTS.B, 17.06%, 12/08/26 ... 1,962 1,947
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 3,202 3,179
L2201984.UP.FTS.B, 17.35%, 12/08/26 ... 4,679 4,643
L2204275.UP.FTS.B, 17.48%, 12/08/26 ... 4,062 4,032
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 16,036 15,919
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 9,043 8,977
L2203323.UP.FTS.B, 17.63%, 12/08/26 ... 881 869
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 1,817 1,802
L2202435.UP.FTS.B, 17.87%, 12/08/26 ... 3,918 560
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 1,462 1,451
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 2,194 2,176
L2201314.UP.FTS.B, 18.04%, 12/08/26 ... 4,068 295
L2202238.UP.FTS.B, 18.11%, 12/08/26 ... 9,931 2,649
L2198222.UP.FTS.B, 18.15%, 12/08/26 ... 2,636 2,615
FW2200514.UP.FTS.B, 18.68%, 12/08/26 . 7,539 4,324
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 1,839 1,820
L2203614.UP.FTS.B, 18.9%, 12/08/26 .... 11,053 10,942
FW2203630.UP.FTS.B, 18.91%, 12/08/26 . 7,367 7,294
FW2204149.UP.FTS.B, 19.13%, 12/08/26 . 3,692 3,655
FW2201703.UP.FTS.B, 19.15%, 12/08/26 . 2,569 2,547
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 7,379 7,373
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 5,179 5,134
L2198227.UP.FTS.B, 19.34%, 12/08/26 ... 1,701 123
L2204805.UP.FTS.B, 19.42%, 12/08/26 ... 7,900 7,836
L2204012.UP.FTS.B, 19.62%, 12/08/26 ... 2,474 345
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 3,697 3,667
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 4,740 4,706

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203970.UP.FTS.B, 19.89%, 12/08/26 ... $ 1,630 $ 1,614
L2203336.UP.FTS.B, 19.94%, 12/08/26 ... 2,429 2,408
FW2185665.UP.FTS.B, 20.17%, 12/08/26 . 11,091 11,009
L2200446.UP.FTS.B, 20.19%, 12/08/26 ... 816 809
FW2202220.UP.FTS.B, 20.45%, 12/08/26 . 15,226 8,951
L2198053.UP.FTS.B, 20.47%, 12/08/26 ... 2,825 2,803
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 2,603 2,582
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 2,084 2,063
FW2201844.UP.FTS.B, 20.97%, 12/08/26 . 1,811 1,778
L2202584.UP.FTS.B, 20.98%, 12/08/26 ... 5,626 5,572
FW2205623.UP.FTS.B, 21.01%, 12/08/26 . 8,207 8,219
L2203340.UP.FTS.B, 21.11%, 12/08/26 ... 3,751 3,750
L2201499.UP.FTS.B, 21.34%, 12/08/26 ... 8,225 8,237
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 3,788 3,788
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 2,620 2,624
L2207000.UP.FTS.B, 21.53%, 12/08/26 ... 14,973 14,853
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 1,648 1,650
FW2200309.UP.FTS.B, 21.86%, 12/08/26 . 2,691 2,694
L2200826.UP.FTS.B, 22.16%, 12/08/26 ... 7,520 7,514
L2204816.UP.FTS.B, 22.27%, 12/08/26 ... 7,116 7,045
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 1,431 1,420
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 1,507 1,495
L2204327.UP.FTS.B, 22.78%, 12/08/26 ... 97 95
L2201275.UP.FTS.B, 22.92%, 12/08/26 ... 2,855 2,851
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 1,284 1,274
FW2203667.UP.FTS.B, 23.01%, 12/08/26 . 11,337 11,354
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 1,239 1,236
L2200929.UP.FTS.B, 23.61%, 12/08/26 ... 1,883 1,885
L2205223.UP.FTS.B, 23.62%, 12/08/26 ... 3,707 3,709
L2200784.UP.FTS.B, 23.63%, 12/08/26 ... 7,979 1,156
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... 5,021 2,947
L2197979.UP.FTS.B, 23.7%, 12/08/26 .... 3,127 883
L2205882.UP.FTS.B, 23.83%, 12/08/26 ... 2,279 2,263
L2204897.UP.FTS.B, 23.87%, 12/08/26 ... 20,207 20,058
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 2,280 2,283
FW2202739.UP.FTS.B, 24.09%, 12/08/26 . 1,826 1,829
L2205789.UP.FTS.B, 24.11%, 12/08/26 ... 4,565 4,572
L2201603.UP.FTS.B, 24.38%, 12/08/26 ... 3,848 3,848
L2199578.UP.FTS.B, 24.39%, 12/08/26 ... 1,156 666
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 915 917
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 764 763
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 9,544 9,559
L2205328.UP.FTS.B, 24.68%, 12/08/26 ... 1,557 915
L2205953.UP.FTS.B, 24.83%, 12/08/26 ... 1,208 1,188
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 841 842
L2198801.UP.FTS.B, 24.91%, 12/08/26 ... 2,482 177
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 5,859 5,811
L2201388.UP.FTS.B, 24.93%, 12/08/26 ... 2,241 2,241
L2201658.UP.FTS.B, 24.93%, 12/08/26 ... 994 986
L2200868.UP.FTS.B, 24.96%, 12/08/26 ... 1,868 1,858
L2203217.UP.FTS.B, 25.16%, 12/08/26 ... 851 851
L2202329.UP.FTS.B, 25.17%, 12/08/26 ... 1,855 1,841
L2205039.UP.FTS.B, 25.2%, 12/08/26 .... 2,676 1,531
L2202422.UP.FTS.B, 25.21%, 12/08/26 ... 2,802 2,805
L2201763.UP.FTS.B, 25.22%, 12/08/26 ... 5,332 5,288
L2203014.UP.FTS.B, 25.25%, 12/08/26 ... 3,831 3,837
L2201547.UP.FTS.B, 25.28%, 12/08/26 ... 1,039 1,025
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 4,443 4,432
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2203159.UP.FTS.B, 25.32%, 12/08/26 ... $ 6,245 $ 6,153
L2201267.UP.FTS.B, 25.35%, 12/08/26 ... 863 862
L2207019.UP.FTS.B, 25.36%, 12/08/26 ... 1,234 1,229
L2203473.UP.FTS.B, 25.37%, 12/08/26 ... 1,684 1,671
L2206798.UP.FTS.B, 25.37%, 12/08/26 ... 1,261 1,242
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 920 922
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 1,209 1,207
L2201606.UP.FTS.B, 25.43%, 12/08/26 ... 2,071 2,074
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 4,148 4,145
L2200596.UP.FTS.B, 25.49%, 12/08/26 ... 7,975 7,987
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 1,381 1,383
L2204469.UP.FTS.B, 25.55%, 12/08/26 ... 2,406 2,406
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 5,760 5,769
L2201626.UP.FTS.B, 25.65%, 12/08/26 ... 4,916 4,923
FW2202207.UP.FTS.B, 25.82%, 12/08/26 . 8,215 8,226
L2200110.UP.FTS.B, 25.93%, 12/08/26 ... 5,773 5,769
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... 5,386 5,394
L2200501.UP.FTS.B, 26.06%, 12/08/26 ... 1,694 1,697
FW2204619.UP.FTS.B, 26.36%, 12/08/26 . 1,928 1,931
L2200760.UP.FTS.B, 26.49%, 12/08/26 ... 8,492 8,505
L2203179.UP.FTS.B, 26.54%, 12/08/26 ... 3,368 239
FW2205293.UP.FTS.B, 26.73%, 12/08/26 . 3,092 3,096
FW2205802.UP.FTS.B, 27%, 12/08/26 ... 2,755 2,756
FW2205878.UP.FTS.B, 27.25%, 12/08/26 . 1,743 125
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 6,518 6,529
FW2205131.UP.FTS.B, 27.64%, 12/08/26 . 2,409 2,413
FW2202637.UP.FTS.B, 27.67%, 12/08/26 . 8,828 2,524
FW2206331.UP.FTS.B, 28.09%, 12/08/26 . 8,182 8,195
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . 14,040 14,062
FW2202084.UP.FTS.B, 28.33%, 12/08/26 . 1,190 700
FW2206080.UP.FTS.B, 28.43%, 12/08/26 . 2,546 2,542
FW2202420.UP.FTS.B, 28.72%, 12/08/26 . 3,703 3,699
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 785 785
FW2200463.UP.FTS.B, 28.91%, 12/08/26 . 939 941
FW2201925.UP.FTS.B, 29.05%, 12/08/26 . 987 984
FW2200712.UP.FTS.B, 29.25%, 12/08/26 . 2,487 177
FW2195267.UP.FTS.B, 29.27%, 12/08/26 . 5,985 1,705
FW2204212.UP.FTS.B, 29.48%, 12/08/26 . 12,798 12,818
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 6,445 6,455
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 3,778 3,784
FW2204427.UP.FTS.B, 30.34%, 12/08/26 . 6,311 6,321
FW2203423.UP.FTS.B, 30.49%, 12/08/26 . 837 –
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 917 265
FW2201735.UP.FTS.B, 30.95%, 12/08/26 . 1,006 144
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 1,109 1,111
FW2206683.UP.FTS.B, 31.07%, 12/08/26 . 1,642 1,643
FW2201843.UP.FTS.B, 31.08%, 12/08/26 . 1,357 1,357
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 2,456 2,460
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 5,214 5,203
FW2201347.UP.FTS.B, 31.17%, 12/08/26 . 2,021 2,022
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 1,110 1,112
FW2201772.UP.FTS.B, 31.27%, 12/08/26 . 4,492 1,283
FW2203562.UP.FTS.B, 32.34%, 12/08/26 . 4,786 4,794
FW2199186.UP.FTS.B, 25.95%, 12/09/26 . 1,935 1,932
L2197561.UP.FTS.B, 20.81%, 12/11/26 ... 3,734 3,736
FW2201142.UP.FTS.B, 31.05%, 12/12/26 . 795 796
L2202911.UP.FTS.B, 21.13%, 12/14/26 ... 4,822 4,781
L2205672.UP.FTS.B, 16.4%, 12/15/26 .... 19,216 2,593

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2196899.UP.FTS.B, 24.65%, 12/15/26 ... $ 4,452 $ 4,454
FW2199479.UP.FTS.B, 28.66%, 12/15/26 . 11,788 11,810
FW2197133.UP.FTS.B, 31.45%, 12/15/26 . 3,524 3,526
FW2199126.UP.FTS.B, 31.54%, 12/15/26 . 4,953 4,962
FW2198165.UP.FTS.B, 14.07%, 12/16/26 . 999 992
L2203118.UP.FTS.B, 8.78%, 12/17/26 .... 5,451 5,412
L2203117.UP.FTS.B, 13.79%, 12/17/26 ... 6,124 6,081
FW2198942.UP.FTS.B, 24.77%, 12/18/26 . 14,793 14,827
FW2205704.UP.FTS.B, 28.05%, 12/18/26 . 3,935 3,935
FW2197646.UP.FTS.B, 16.34%, 12/22/26 . 6,019 5,958
L2195329.UP.FTS.B, 17.11%, 12/22/26 ... 3,797 3,767
FW2198520.UP.FTS.B, 20.07%, 12/22/26 . 7,438 7,372
L2196637.UP.FTS.B, 24.42%, 12/22/26 ... 11,471 11,480
L2203530.UP.FTS.B, 9.65%, 12/23/26 .... 15,677 1,139
L2203381.UP.FTS.B, 18.04%, 12/23/26 ... 7,737 7,683
FW2206855.UP.FTS.B, 19.38%, 12/23/26 . 3,720 3,696
L2200814.UP.FTS.B, 19.64%, 12/23/26 ... 4,176 3,945
L2202447.UP.FTS.B, 25.34%, 12/23/26 ... 1,609 456
FW2411209.UP.FTS.B, 5.24%, 1/11/27 ... 13,584 13,486
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 23,775 23,604
FW2412321.UP.FTS.B, 5.36%, 1/11/27 ... 33,994 33,749
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 18,531 18,398
FW2408524.UP.FTS.B, 6.18%, 1/11/27 ... 7,391 7,338
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 17,144 17,018
FW2411884.UP.FTS.B, 6.2%, 1/11/27 .... 17,111 16,988
L2411160.UP.FTS.B, 7.26%, 1/11/27 ..... 10,352 10,278
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 4,274 4,243
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 4,775 4,739
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 1,386 1,376
L2412559.UP.FTS.B, 7.83%, 1/11/27 ..... 3,312 3,284
L2408557.UP.FTS.B, 7.86%, 1/11/27 ..... 3,476 3,449
L2407811.UP.FTS.B, 7.94%, 1/11/27 ..... 4,566 4,525
L2412462.UP.FTS.B, 7.99%, 1/11/27 ..... 2,537 621
L2413039.UP.FTS.B, 8.03%, 1/11/27 ..... 10,414 10,336
FW2413850.UP.FTS.B, 8.58%, 1/11/27 ... 7,462 7,406
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 2,999 2,976
L2412142.UP.FTS.B, 8.74%, 1/11/27 ..... 11,796 11,709
FW2410081.UP.FTS.B, 8.78%, 1/11/27 ... 12,570 12,476
FW2409381.UP.FTS.B, 8.85%, 1/11/27 ... 3,144 3,120
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 3,485 3,459
L2413316.UP.FTS.B, 8.98%, 1/11/27 ..... 8,398 8,331
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 4,785 4,749
FW2413111.UP.FTS.B, 9.07%, 1/11/27 ... 5,576 5,534
FW2411385.UP.FTS.B, 9.23%, 1/11/27 ... 6,306 6,259
FW2413046.UP.FTS.B, 9.47%, 1/11/27 ... 4,594 4,555
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 6,542 1,635
L2412775.UP.FTS.B, 9.82%, 1/11/27 ..... 17,417 17,279
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 2,111 2,096
L2412433.UP.FTS.B, 9.93%, 1/11/27 ..... 5,987 5,941
L2404630.UP.FTS.B, 10.03%, 1/11/27 .... 35,246 34,985
L2411759.UP.FTS.B, 10.11%, 1/11/27 .... 16,441 2,192
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 1,552 1,540
L2411928.UP.FTS.B, 10.18%, 1/11/27 .... 3,528 3,501
L2408600.UP.FTS.B, 10.21%, 1/11/27 .... 3,023 3,000
L2408318.UP.FTS.B, 10.27%, 1/11/27 .... 2,825 2,803
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 15,564 15,443
FW2412113.UP.FTS.B, 10.85%, 1/11/27 .. 18,848 2,567
L2411297.UP.FTS.B, 10.9%, 1/11/27 ..... 6,314 6,265
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2413322.UP.FTS.B, 10.93%, 1/11/27 .... $ 7,522 $ 7,464
L2413229.UP.FTS.B, 11.26%, 1/11/27 .... 12,785 12,686
L2411571.UP.FTS.B, 11.47%, 1/11/27 .... 5,501 5,456
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 5,978 1,539
FW2408471.UP.FTS.B, 11.94%, 1/11/27 .. 4,298 4,261
L2405206.UP.FTS.B, 12.1%, 1/11/27 ..... 17,242 17,095
L2370107.UP.FTS.B, 12.85%, 1/11/27 .... 3,525 3,498
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... 4,715 4,676
L2409206.UP.FTS.B, 13.1%, 1/11/27 ..... 2,995 761
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 3,613 3,585
FW2412293.UP.FTS.B, 13.57%, 1/11/27 .. 3,809 3,779
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 7,777 7,710
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 4,346 4,313
FW2410061.UP.FTS.B, 13.89%, 1/11/27 .. 14,495 14,383
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 3,928 3,898
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... 14,367 7,685
L2405215.UP.FTS.B, 14.48%, 1/11/27 .... 19,590 19,408
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 2,912 2,889
L2410681.UP.FTS.B, 14.74%, 1/11/27 .... 1,831 1,816
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 2,178 2,159
L2413295.UP.FTS.B, 15.96%, 1/11/27 .... 4,974 1,330
L2408436.UP.FTS.B, 15.99%, 1/11/27 .... 29,411 29,170
FW2412862.UP.FTS.B, 16.01%, 1/11/27 .. 8,348 602
L2379748.UP.FTS.B, 16.06%, 1/11/27 .... 3,336 1,865
L2413797.UP.FTS.B, 16.41%, 1/11/27 .... 7,372 7,312
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... 3,692 3,662
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 2,954 2,930
L2407022.UP.FTS.B, 16.96%, 1/11/27 .... 3,700 3,670
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 3,776 3,742
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 21,193 21,027
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 6,762 6,700
L2412808.UP.FTS.B, 17.54%, 1/11/27 .... 7,429 7,368
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 1,488 1,476
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 3,725 3,691
FW2407640.UP.FTS.B, 18.05%, 1/11/27 .. 8,199 8,136
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 5,545 5,497
L2410306.UP.FTS.B, 18.23%, 1/11/27 .... 5,241 5,197
FW2413451.UP.FTS.B, 18.29%, 1/11/27 .. 1,866 1,849
L2413233.UP.FTS.B, 18.45%, 1/11/27 .... 1,868 1,853
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 2,510 2,486
L2413035.UP.FTS.B, 18.66%, 1/11/27 .... 2,195 2,173
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 1,845 1,830
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 13,110 13,002
FW2406995.UP.FTS.B, 18.92%, 1/11/27 .. 8,947 8,855
L2409397.UP.FTS.B, 18.93%, 1/11/27 .... 6,681 951
L2413429.UP.FTS.B, 19.09%, 1/11/27 .... 518 512
L2407535.UP.FTS.B, 19.16%, 1/11/27 .... 4,202 1,127
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... 9,053 9,039
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 3,781 3,747
FW2412607.UP.FTS.B, 20.39%, 1/11/27 .. 3,633 3,635
FW2410858.UP.FTS.B, 20.48%, 1/11/27 .. 1,675 1,659
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 7,657 7,648
FW2410350.UP.FTS.B, 20.75%, 1/11/27 .. 7,596 7,583
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 3,039 3,040
L2410708.UP.FTS.B, 21.43%, 1/11/27 .... 1,826 1,809
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 2,674 2,669
FW2413140.UP.FTS.B, 22.12%, 1/11/27 .. 3,823 3,824
L2413585.UP.FTS.B, 22.13%, 1/11/27 .... 6,165 6,156

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2413345.UP.FTS.B, 22.45%, 1/11/27 .... $ 4,619 $ 4,612
L2410843.UP.FTS.B, 22.81%, 1/11/27 .... 3,455 3,456
FW2412276.UP.FTS.B, 22.84%, 1/11/27 .. 2,971 2,968
L2410433.UP.FTS.B, 22.92%, 1/11/27 .... 1,537 1,522
FW2409793.UP.FTS.B, 22.96%, 1/11/27 .. 7,828 4,604
L2410796.UP.FTS.B, 23%, 1/11/27 ...... 5,495 5,494
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 3,692 3,693
L2413027.UP.FTS.B, 23.16%, 1/11/27 .... 6,154 6,156
L2399356.UP.FTS.B, 23.25%, 1/11/27 .... 5,069 366
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 3,542 3,543
L2408703.UP.FTS.B, 23.63%, 1/11/27 .... 4,518 4,514
FW2413529.UP.FTS.B, 23.86%, 1/11/27 .. 1,545 1,546
L2409471.UP.FTS.B, 23.96%, 1/11/27 .... 4,637 4,639
L2412292.UP.FTS.B, 24.03%, 1/11/27 .... 14,293 14,295
L2413379.UP.FTS.B, 24.03%, 1/11/27 .... 15,469 15,474
L2413360.UP.FTS.B, 24.07%, 1/11/27 .... 1,695 122
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 6,582 6,584
FW2409686.UP.FTS.B, 24.48%, 1/11/27 .. 5,432 5,433
FW2411057.UP.FTS.B, 24.91%, 1/11/27 .. 2,845 811
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 3,889 3,890
L2410747.UP.FTS.B, 25.02%, 1/11/27 .... 1,167 83
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 3,190 3,190
L2412420.UP.FTS.B, 25.12%, 1/11/27 .... 1,250 89
L2402682.UP.FTS.B, 25.13%, 1/11/27 .... 856 856
L2410276.UP.FTS.B, 25.16%, 1/11/27 .... 718 715
L2412631.UP.FTS.B, 25.16%, 1/11/27 .... 1,012 1,012
FW2412505.UP.FTS.B, 25.22%, 1/11/27 .. 3,659 3,660
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 8,068 8,019
L2413584.UP.FTS.B, 25.24%, 1/11/27 .... 934 926
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 2,741 2,737
L2410164.UP.FTS.B, 25.3%, 1/11/27 ..... 970 276
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 3,901 3,894
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 2,604 2,583
L2413809.UP.FTS.B, 25.37%, 1/11/27 .... 6,158 6,160
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... 781 780
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 1,833 1,812
L2412889.UP.FTS.B, 25.46%, 1/11/27 .... 1,520 895
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 1,013 1,014
L2411979.UP.FTS.B, 25.48%, 1/11/27 .... 818 817
L2412081.UP.FTS.B, 25.48%, 1/11/27 .... 4,845 4,843
L2411173.UP.FTS.B, 25.49%, 1/11/27 .... 1,121 660
L2413595.UP.FTS.B, 25.51%, 1/11/27 .... 2,457 2,452
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 1,573 1,571
FW2407809.UP.FTS.B, 25.64%, 1/11/27 .. 9,163 9,133
L2406866.UP.FTS.B, 25.98%, 1/11/27 .... 1,534 110
L2413661.UP.FTS.B, 25.98%, 1/11/27 .... 2,147 312
L2408715.UP.FTS.B, 26.2%, 1/11/27 ..... 11,101 11,097
L2412410.UP.FTS.B, 26.21%, 1/11/27 .... 5,905 5,895
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 7,006 7,005
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 3,732 3,724
L2410155.UP.FTS.B, 26.8%, 1/11/27 ..... 6,284 6,285
FW2410552.UP.FTS.B, 27%, 1/11/27 .... 1,229 87
FW2408955.UP.FTS.B, 27.26%, 1/11/27 .. 1,973 1,969
FW2410353.UP.FTS.B, 27.55%, 1/11/27 .. 7,141 7,129
FW2412354.UP.FTS.B, 27.69%, 1/11/27 .. 790 790
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. 3,950 3,951
FW2408818.UP.FTS.B, 27.86%, 1/11/27 .. 8,857 8,832
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 3,505 3,502
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2405234.UP.FTS.B, 28.71%, 1/11/27 .. $ 848 $ 843
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 1,275 1,275
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 3,188 3,188
FW2407055.UP.FTS.B, 29.46%, 1/11/27 .. 3,762 3,751
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 3,586 3,586
FW2403902.UP.FTS.B, 29.51%, 1/11/27 .. 1,656 1,652
FW2410442.UP.FTS.B, 29.53%, 1/11/27 .. 1,548 913
FW2407473.UP.FTS.B, 30.14%, 1/11/27 .. 1,647 1,622
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 3,080 3,076
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 3,485 3,483
FW2407748.UP.FTS.B, 30.43%, 1/11/27 .. 1,922 1,922
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. 3,273 3,273
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 12,031 12,031
FW2410401.UP.FTS.B, 30.79%, 1/11/27 .. 1,059 1,057
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 1,369 1,366
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 1,833 1,832
FW2411172.UP.FTS.B, 30.96%, 1/11/27 .. 4,657 4,657
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 3,615 3,615
FW2409966.UP.FTS.B, 31.03%, 1/11/27 .. 2,650 2,650
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 2,892 2,892
FW2411701.UP.FTS.B, 31.06%, 1/11/27 .. 1,626 1,613
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 1,446 1,446
FW2413942.UP.FTS.B, 31.15%, 1/11/27 .. 965 965
FW2410271.UP.FTS.B, 31.19%, 1/11/27 .. 1,531 1,528
FW2411062.UP.FTS.B, 32.46%, 1/11/27 .. 5,663 5,663
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 4,003 4,002
L2419418.UP.FTS.B, 5.42%, 1/12/27 .... 10,994 10,913
L2414458.UP.FTS.B, 5.96%, 1/12/27 .... 20,492 20,352
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 7,522 7,470
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... 1,028 1,021
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 4,803 4,770
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 1,372 1,363
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... 8,252 8,195
L2417049.UP.FTS.B, 6.6%, 1/12/27 ..... 3,725 3,696
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 687 682
L2415375.UP.FTS.B, 6.85%, 1/12/27 .... 4,134 4,106
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 3,096 3,075
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... 5,168 5,131
L2419333.UP.FTS.B, 7.27%, 1/12/27 .... 9,648 9,579
FW2415988.UP.FTS.B, 7.29%, 1/12/27 ... 13,084 12,986
L2410292.UP.FTS.B, 7.3%, 1/12/27 ..... 2,897 2,874
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 34,528 34,285
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 31,053 30,828
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 10,371 10,298
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 1,729 1,717
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 15,727 15,622
L2414031.UP.FTS.B, 7.78%, 1/12/27 .... 11,086 11,009
L2417969.UP.FTS.B, 8.13%, 1/12/27 .... 5,257 2,732
FW2416734.UP.FTS.B, 8.22%, 1/12/27 ... 3,180 3,156
L2416137.UP.FTS.B, 8.26%, 1/12/27 .... 7,233 7,183
L2417948.UP.FTS.B, 8.36%, 1/12/27 .... 769 763
FW2415662.UP.FTS.B, 8.6%, 1/12/27 .... 4,883 4,849
L2418166.UP.FTS.B, 8.62%, 1/12/27 .... 3,556 1,848
FW2416458.UP.FTS.B, 9.06%, 1/12/27 ... 2,245 2,229
L2416545.UP.FTS.B, 9.07%, 1/12/27 .... 9,678 9,604
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 8,398 8,340
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 21,848 21,688
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 4,207 4,177

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2419389.UP.FTS.B, 9.58%, 1/12/27 ... $ 905 $ 513
L2418929.UP.FTS.B, 9.6%, 1/12/27 ..... 11,001 2,705
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 21,165 20,996
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 28,167 27,976
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 1,411 1,402
L2415942.UP.FTS.B, 10.21%, 1/12/27 .... 10,587 10,516
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 10,589 10,518
FW2418613.UP.FTS.B, 10.3%, 1/12/27 ... 2,739 2,719
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 4,946 4,907
L2415901.UP.FTS.B, 10.41%, 1/12/27 .... 11,311 11,231
L2414981.UP.FTS.B, 10.47%, 1/12/27 .... 8,982 8,918
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... 2,836 2,817
L2418788.UP.FTS.B, 10.88%, 1/12/27 .... 4,603 4,552
L2416866.UP.FTS.B, 11.39%, 1/12/27 .... 2,267 2,250
FW2415761.UP.FTS.B, 11.51%, 1/12/27 .. 3,874 226
FW2419104.UP.FTS.B, 11.58%, 1/12/27 .. 5,704 5,664
L2415315.UP.FTS.B, 11.71%, 1/12/27 .... 10,605 10,529
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 2,856 2,836
L2414313.UP.FTS.B, 12.04%, 1/12/27 .... 7,153 7,103
L2415035.UP.FTS.B, 12.36%, 1/12/27 .... 8,224 8,161
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 23,472 23,311
L2416405.UP.FTS.B, 13.12%, 1/12/27 .... 229 17
L2418973.UP.FTS.B, 13.17%, 1/12/27 .... 15,144 15,040
L2419419.UP.FTS.B, 13.25%, 1/12/27 .... 5,051 5,016
L2414757.UP.FTS.B, 13.72%, 1/12/27 .... 7,852 7,793
L2419716.UP.FTS.B, 13.82%, 1/12/27 .... 6,883 6,836
L2418679.UP.FTS.B, 13.97%, 1/12/27 .... 7,581 7,515
FW2417958.UP.FTS.B, 14.2%, 1/12/27 ... 6,322 6,279
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... 14,844 14,742
L2417256.UP.FTS.B, 14.46%, 1/12/27 .... 23,158 22,980
L2418826.UP.FTS.B, 14.49%, 1/12/27 .... 3,826 3,785
L2416103.UP.FTS.B, 14.61%, 1/12/27 .... 7,285 7,235
L2419563.UP.FTS.B, 14.64%, 1/12/27 .... 21,686 21,535
L2419336.UP.FTS.B, 14.72%, 1/12/27 .... 16,038 15,930
L2420324.UP.FTS.B, 14.82%, 1/12/27 .... 5,622 299
FW2417528.UP.FTS.B, 14.86%, 1/12/27 .. 3,658 3,630
FW2414824.UP.FTS.B, 15.13%, 1/12/27 .. 25,627 25,432
L2418818.UP.FTS.B, 15.34%, 1/12/27 .... 5,083 5,048
FW2420218.UP.FTS.B, 15.49%, 1/12/27 .. 4,361 4,331
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 14,661 14,557
L2416354.UP.FTS.B, 15.71%, 1/12/27 .... 3,549 3,524
FW2418121.UP.FTS.B, 15.9%, 1/12/27 ... 29,453 29,200
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 5,889 5,848
L2414062.UP.FTS.B, 16.39%, 1/12/27 .... 3,908 3,880
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 737 732
L2415142.UP.FTS.B, 16.59%, 1/12/27 .... 1,515 1,495
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 11,085 11,012
L2420206.UP.FTS.B, 16.98%, 1/12/27 .... 8,142 8,084
L2416327.UP.FTS.B, 17.17%, 1/12/27 .... 18,602 18,465
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 3,263 3,240
L2415513.UP.FTS.B, 17.29%, 1/12/27 .... 2,663 2,633
FW2414008.UP.FTS.B, 17.55%, 1/12/27 .. 2,374 2,357
FW2394068.UP.FTS.B, 18.18%, 1/12/27 .. 5,968 5,921
L2415190.UP.FTS.B, 18.58%, 1/12/27 .... 4,011 131
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 6,564 6,576
FW2414368.UP.FTS.B, 20.45%, 1/12/27 .. 1,902 1,903
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 13,724 13,617
L2416916.UP.FTS.B, 21.22%, 1/12/27 .... 3,808 3,808
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2416598.UP.FTS.B, 21.42%, 1/12/27 .... $ 5,648 $ 5,657
L2404728.UP.FTS.B, 21.56%, 1/12/27 .... 594 586
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 4,746 4,745
L2415799.UP.FTS.B, 22.22%, 1/12/27 .... 3,668 3,667
FW2408502.UP.FTS.B, 22.28%, 1/12/27 .. 4,906 4,905
L2416737.UP.FTS.B, 23.4%, 1/12/27 .... 2,084 2,084
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 3,854 3,861
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 8,567 4,603
FW2418430.UP.FTS.B, 23.78%, 1/12/27 .. 1,193 1,175
FW2414282.UP.FTS.B, 23.79%, 1/12/27 .. 1,544 1,547
FW2415097.UP.FTS.B, 23.87%, 1/12/27 .. 1,950 1,940
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 8,360 8,376
L2414849.UP.FTS.B, 24.57%, 1/12/27 .... 2,623 2,628
L2417607.UP.FTS.B, 24.68%, 1/12/27 .... 4,462 4,447
L2416370.UP.FTS.B, 25.03%, 1/12/27 .... 11,864 11,874
FW2415852.UP.FTS.B, 25.19%, 1/12/27 .. 7,119 7,125
L2420285.UP.FTS.B, 25.25%, 1/12/27 .... 1,588 432
L2418700.UP.FTS.B, 25.3%, 1/12/27 .... 1,121 1,109
FW2414825.UP.FTS.B, 25.31%, 1/12/27 .. 3,895 3,902
L2414994.UP.FTS.B, 25.32%, 1/12/27 .... 2,302 2,305
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 1,247 1,249
L2418717.UP.FTS.B, 25.38%, 1/12/27 .... 2,651 2,657
FW2414842.UP.FTS.B, 25.41%, 1/12/27 .. 783 783
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 1,079 1,081
L2416664.UP.FTS.B, 25.43%, 1/12/27 .... 1,221 341
L2417967.UP.FTS.B, 25.45%, 1/12/27 .... 4,678 4,687
L2417114.UP.FTS.B, 25.49%, 1/12/27 .... 1,481 1,484
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 2,124 2,124
FW2415078.UP.FTS.B, 25.67%, 1/12/27 .. 3,067 3,070
FW2418617.UP.FTS.B, 25.69%, 1/12/27 .. 9,979 9,988
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 7,750 7,761
L2413654.UP.FTS.B, 25.91%, 1/12/27 .... 4,548 2,621
L2414249.UP.FTS.B, 26.35%, 1/12/27 .... 3,134 3,141
FW2414970.UP.FTS.B, 26.42%, 1/12/27 .. 7,933 7,938
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 15,046 15,061
FW2415609.UP.FTS.B, 26.58%, 1/12/27 .. 1,491 1,494
FW2415999.UP.FTS.B, 26.93%, 1/12/27 .. 7,232 7,247
L2414422.UP.FTS.B, 27.95%, 1/12/27 .... 2,396 692
FW2411493.UP.FTS.B, 28.18%, 1/12/27 .. 11,154 11,143
FW2417708.UP.FTS.B, 28.27%, 1/12/27 .. 7,918 7,935
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 1,350 1,353
FW2418306.UP.FTS.B, 29.61%, 1/12/27 .. 5,584 5,596
FW2415348.UP.FTS.B, 30.45%, 1/12/27 .. 17,143 17,161
FW2419466.UP.FTS.B, 30.59%, 1/12/27 .. 4,323 4,332
FW2415122.UP.FTS.B, 30.76%, 1/12/27 .. 1,860 1,861
FW2417562.UP.FTS.B, 30.84%, 1/12/27 .. 802 804
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. 1,744 1,746
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. 1,767 1,771
FW2417415.UP.FTS.B, 31.03%, 1/12/27 .. 1,446 1,449
FW2420487.UP.FTS.B, 31.06%, 1/12/27 .. 1,443 1,439
FW2415692.UP.FTS.B, 31.1%, 1/12/27 ... 6,803 6,801
FW2417950.UP.FTS.B, 31.11%, 1/12/27 .. 796 229
FW2414984.UP.FTS.B, 31.12%, 1/12/27 .. 3,316 969
FW2415964.UP.FTS.B, 31.16%, 1/12/27 .. 1,026 1,027
FW2416377.UP.FTS.B, 31.22%, 1/12/27 .. 3,939 3,948
FW2414360.UP.FTS.B, 33.08%, 1/12/27 .. 1,968 –
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 1,090 1,090
FW2414624.UP.FTS.B, 33.41%, 1/12/27 .. 2,501 176

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2419307.UP.FTS.B, 7.34%, 1/15/27 .... $ 28,125 $ 27,937
L2410860.UP.FTS.B, 23.88%, 1/15/27 .... 4,965 4,970
L2418737.UP.FTS.B, 5.93%, 1/16/27 .... 2,734 2,715
L2410494.UP.FTS.B, 17.56%, 1/16/27 .... 14,929 14,786
L2414012.UP.FTS.B, 9.06%, 1/20/27 .... 7,011 6,965
L2408655.UP.FTS.B, 5.7%, 1/26/27 ..... 14,418 14,315
L2412759.UP.FTS.B, 15.38%, 1/26/27 .... 4,678 659
L2409264.UP.FTS.B, 16.99%, 1/26/27 .... 7,454 7,395
L2417088.UP.FTS.B, 15.78%, 1/27/27 .... 5,615 5,576
FW2418991.UP.FTS.B, 31.12%, 1/27/27 .. 4,188 4,183
L1711260.UP.FTS.B, 11.26%, 2/14/27 .... 1,465 1,451
L1710000.UP.FTS.B, 16.05%, 2/14/27 .... 14,395 14,231
L1710099.UP.FTS.B, 16.39%, 2/14/27 .... 11,332 819
FW1709115.UP.FTS.B, 20.14%, 2/14/27 .. 4,123 4,078
FW1711645.UP.FTS.B, 20.26%, 2/14/27 .. 23,822 3,343
L1711790.UP.FTS.B, 21.29%, 2/14/27 .... 1,036 1
L1709427.UP.FTS.B, 22.21%, 2/14/27 .... 3,061 3,062
L1709217.UP.FTS.B, 25.78%, 2/14/27 .... 20,706 12,258
FW1711816.UP.FTS.B, 27.5%, 2/14/27 ... 1,356 97
FW1712397.UP.FTS.B, 27.52%, 2/14/27 .. 2,467 706
FW1712574.UP.FTS.B, 28.34%, 2/14/27 .. 4,043 4,032
FW1711280.UP.FTS.B, 28.58%, 2/14/27 .. 16,512 16,525
FW1710082.UP.FTS.B, 31.29%, 2/14/27 .. 715 206
FW1687516.UP.FTS.B, 31.34%, 2/14/27 .. 26,772 15,870
FW1709995.UP.FTS.B, 32.33%, 2/14/27 .. 13,146 13,183
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 8,349 8,291
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 4,879 4,845
L2633842.UP.FTS.B, 6.31%, 2/15/27 .... 4,546 4,410
L2633588.UP.FTS.B, 6.56%, 2/15/27 .... 23,165 23,005
L2631314.UP.FTS.B, 6.7%, 2/15/27 ..... 14,757 14,655
FW2631935.UP.FTS.B, 8.55%, 2/15/27 ... 27,390 25,744
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 2,852 2,833
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 6,609 6,556
L2631278.UP.FTS.B, 9.42%, 2/15/27 .... 3,584 3,558
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 1,076 1,068
FW2633295.UP.FTS.B, 9.71%, 2/15/27 ... 13,288 13,191
FW2635362.UP.FTS.B, 9.75%, 2/15/27 ... 8,622 8,559
L2633022.UP.FTS.B, 9.86%, 2/15/27 .... 10,774 10,696
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 6,174 6,126
L2632143.UP.FTS.B, 10.83%, 2/15/27 .... 4,119 4,084
FW2637614.UP.FTS.B, 11.51%, 2/15/27 .. 9,222 9,141
L2632232.UP.FTS.B, 11.83%, 2/15/27 .... 6,215 6,154
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 7,969 7,498
FW2636201.UP.FTS.B, 12.12%, 2/15/27 .. 5,113 5,074
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 29,222 28,999
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 6,220 6,173
L2636245.UP.FTS.B, 12.68%, 2/15/27 .... 29,309 29,085
L2628202.UP.FTS.B, 13.1%, 2/15/27 .... 4,767 4,730
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 5,884 5,839
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 3,679 3,651
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 2,944 2,921
L2631964.UP.FTS.B, 14%, 2/15/27 ...... 5,558 5,511
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 3,934 3,903
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 4,752 4,716
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 11,180 11,095
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 5,525 5,483
FW2633986.UP.FTS.B, 15.46%, 2/15/27 .. 18,988 17,869
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 6,702 6,314
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2634727.UP.FTS.B, 16.18%, 2/15/27 .. $ 4,951 $ 4,911
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 30,043 29,796
L2610013.UP.FTS.B, 16.95%, 2/15/27 .... 2,972 2,946
L2630011.UP.FTS.B, 16.96%, 2/15/27 .... 3,770 3,741
L2636076.UP.FTS.B, 17.15%, 2/15/27 .... 6,219 451
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 4,155 4,117
FW2635975.UP.FTS.B, 18.14%, 2/15/27 .. 12,596 904
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 8,981 8,907
FW2632933.UP.FTS.B, 18.59%, 2/15/27 .. 7,615 7,552
FW2632544.UP.FTS.B, 18.69%, 2/15/27 .. 19,182 18,976
L2634353.UP.FTS.B, 19.06%, 2/15/27 .... 7,528 7,455
FW2634297.UP.FTS.B, 19.29%, 2/15/27 .. 10,093 10,009
FW2629363.UP.FTS.B, 19.37%, 2/15/27 .. 5,004 363
L2632256.UP.FTS.B, 19.82%, 2/15/27 .... 767 761
L2635013.UP.FTS.B, 20.25%, 2/15/27 .... 4,470 4,424
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 7,837 7,768
FW2632574.UP.FTS.B, 20.97%, 2/15/27 .. 9,123 8,977
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 3,072 3,043
L2630116.UP.FTS.B, 21.26%, 2/15/27 .... 4,642 4,598
L2637476.UP.FTS.B, 21.48%, 2/15/27 .... 8,466 8,376
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 2,456 2,455
FW2634641.UP.FTS.B, 22.06%, 2/15/27 .. 10,881 10,885
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 778 778
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... 3,923 3,918
L2632041.UP.FTS.B, 23.26%, 2/15/27 .... 9,392 9,303
L2631781.UP.FTS.B, 23.47%, 2/15/27 .... 2,137 2,057
FW2633249.UP.FTS.B, 23.49%, 2/15/27 .. 4,309 4,310
L2635262.UP.FTS.B, 24.04%, 2/15/27 .... 7,071 7,073
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 5,582 5,576
FW2634252.UP.FTS.B, 24.49%, 2/15/27 .. 5,045 5,047
L2636078.UP.FTS.B, 24.6%, 2/15/27 .... 12,021 12,007
FW2632893.UP.FTS.B, 24.67%, 2/15/27 .. 17,188 17,192
L2631848.UP.FTS.B, 24.9%, 2/15/27 .... 4,766 4,759
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 1,897 1,898
FW2635941.UP.FTS.B, 25.09%, 2/15/27 .. 4,346 4,347
L2634635.UP.FTS.B, 25.23%, 2/15/27 .... 6,593 468
L2634539.UP.FTS.B, 25.3%, 2/15/27 .... 1,503 1,504
L2630368.UP.FTS.B, 25.31%, 2/15/27 .... 2,471 56
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 18,594 18,598
L2633587.UP.FTS.B, 25.38%, 2/15/27 .... 1,467 104
L2636370.UP.FTS.B, 25.4%, 2/15/27 .... 2,375 2,375
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 2,843 2,843
L2636222.UP.FTS.B, 25.41%, 2/15/27 .... 15,832 15,835
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 871 871
L2632552.UP.FTS.B, 25.56%, 2/15/27 .... 2,851 202
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 10,390 10,392
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 3,173 3,174
FW2635210.UP.FTS.B, 25.81%, 2/15/27 .. 4,760 4,761
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 11,906 11,908
FW2634765.UP.FTS.B, 26.22%, 2/15/27 .. 14,537 13,861
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 5,008 5,009
FW2635628.UP.FTS.B, 26.36%, 2/15/27 .. 2,112 2,087
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 4,694 4,695
L2634070.UP.FTS.B, 26.45%, 2/15/27 .... 20,374 19,405
L2635219.UP.FTS.B, 26.59%, 2/15/27 .... 3,346 3,346
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 2,630 2,630
FW2637044.UP.FTS.B, 27.28%, 2/15/27 .. 1,070 1,026
FW2634310.UP.FTS.B, 27.59%, 2/15/27 .. 5,925 5,925

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. $ 5,609 $ 5,609
FW2634627.UP.FTS.B, 28.11%, 2/15/27 .. 4,816 4,816
FW2635226.UP.FTS.B, 28.22%, 2/15/27 .. 1,884 2
FW2587827.UP.FTS.B, 28.49%, 2/15/27 .. 9,777 9,320
FW2635435.UP.FTS.B, 28.75%, 2/15/27 .. 1,703 121
FW2632227.UP.FTS.B, 29.31%, 2/15/27 .. 16,151 16,151
FW2634087.UP.FTS.B, 29.37%, 2/15/27 .. 4,376 4,357
FW2632506.UP.FTS.B, 29.8%, 2/15/27 ... 4,444 4,436
FW2631008.UP.FTS.B, 30.31%, 2/15/27 .. 419 413
FW2636372.UP.FTS.B, 30.35%, 2/15/27 .. 4,870 4,869
FW2632070.UP.FTS.B, 30.58%, 2/15/27 .. 2,592 2,592
FW2631994.UP.FTS.B, 30.71%, 2/15/27 .. 4,215 4,209
FW2631494.UP.FTS.B, 30.85%, 2/15/27 .. 3,661 3,661
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 1,998 585
FW2633675.UP.FTS.B, 30.91%, 2/15/27 .. 895 895
FW2634617.UP.FTS.B, 30.93%, 2/15/27 .. 3,034 3,029
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 5,491 5,464
FW2633314.UP.FTS.B, 31.08%, 2/15/27 .. 849 847
FW2637419.UP.FTS.B, 31.1%, 2/15/27 ... 2,344 2,328
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 2,119 2,119
FW2637089.UP.FTS.B, 31.23%, 2/15/27 .. 6,846 6,845
L2640422.UP.FTS.B, 7.19%, 2/16/27 .... 4,215 4,185
L2638196.UP.FTS.B, 7.54%, 2/16/27 .... 13,043 12,957
L2642691.UP.FTS.B, 8.69%, 2/16/27 .... 23,444 23,284
L2644170.UP.FTS.B, 8.74%, 2/16/27 .... 19,615 19,483
L2644467.UP.FTS.B, 8.99%, 2/16/27 .... 1,352 1,339
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 10,512 10,441
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 4,183 4,154
FW2639996.UP.FTS.B, 9.85%, 2/16/27 ... 5,125 5,081
L2644692.UP.FTS.B, 10.37%, 2/16/27 .... 2,856 2,836
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 11,748 11,666
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 10,465 10,392
L2642767.UP.FTS.B, 10.84%, 2/16/27 .... 9,535 8,982
L2642462.UP.FTS.B, 10.86%, 2/16/27 .... 5,069 5,034
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 7,786 7,732
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 2,548 2,531
FW2644262.UP.FTS.B, 11.83%, 2/16/27 .. 7,291 7,241
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 15,614 15,507
L2643133.UP.FTS.B, 12.13%, 2/16/27 .... 7,976 7,920
L2640589.UP.FTS.B, 12.31%, 2/16/27 .... 36,566 36,316
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 8,198 8,142
L2644043.UP.FTS.B, 12.51%, 2/16/27 .... 4,665 340
FW2642297.UP.FTS.B, 12.63%, 2/16/27 .. 7,591 398
FW2641042.UP.FTS.B, 12.73%, 2/16/27 .. 880 874
L2641626.UP.FTS.B, 13.94%, 2/16/27 .... 739 734
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 7,400 7,350
FW2641444.UP.FTS.B, 14.17%, 2/16/27 .. 4,814 4,781
FW2637881.UP.FTS.B, 14.54%, 2/16/27 .. 4,310 4,279
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 11,060 10,985
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 1,486 1,476
L2641778.UP.FTS.B, 14.87%, 2/16/27 .... 33,350 33,103
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 17,111 16,997
L2641628.UP.FTS.B, 14.9%, 2/16/27 .... 9,701 702
FW2644643.UP.FTS.B, 15%, 2/16/27 .... 3,523 155
L2644502.UP.FTS.B, 15.74%, 2/16/27 .... 13,825 13,703
L2643245.UP.FTS.B, 15.83%, 2/16/27 .... 16,243 16,135
L2642945.UP.FTS.B, 15.91%, 2/16/27 .... 1,123 1,116
FW2637690.UP.FTS.B, 16.3%, 2/16/27 ... 4,901 4,865
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. $ 37,537 $ 37,271
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 8,079 8,012
L2641861.UP.FTS.B, 16.53%, 2/16/27 .... 15,193 15,053
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 1,204 1,196
FW2641664.UP.FTS.B, 17.29%, 2/16/27 .. 4,362 4,329
L2643228.UP.FTS.B, 17.64%, 2/16/27 .... 3,785 3,759
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 9,852 9,782
FW2643031.UP.FTS.B, 17.82%, 2/16/27 .. 28,984 28,777
L2641792.UP.FTS.B, 17.85%, 2/16/27 .... 3,791 3,767
FW2641155.UP.FTS.B, 18.14%, 2/16/27 .. 4,200 4,160
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 3,805 3,779
FW2642517.UP.FTS.B, 18.63%, 2/16/27 .. 8,225 8,168
L2640308.UP.FTS.B, 18.76%, 2/16/27 .... 26,685 26,475
FW2640157.UP.FTS.B, 18.91%, 2/16/27 .. 8,649 230
L2607183.UP.FTS.B, 19.09%, 2/16/27 .... 15,133 15,025
L2640102.UP.FTS.B, 19.59%, 2/16/27 .... 19,716 19,574
L2642912.UP.FTS.B, 19.59%, 2/16/27 .... 15,078 14,966
L2637788.UP.FTS.B, 19.66%, 2/16/27 .... 2,703 83
L2644725.UP.FTS.B, 19.78%, 2/16/27 .... 7,556 7,492
L2643324.UP.FTS.B, 19.84%, 2/16/27 .... 35,966 35,678
L2639587.UP.FTS.B, 20.1%, 2/16/27 .... 3,073 3,049
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. 8,380 8,397
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 11,160 10,538
L2631654.UP.FTS.B, 20.62%, 2/16/27 .... 17,264 17,298
FW2644103.UP.FTS.B, 20.8%, 2/16/27 ... 5,769 5,729
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 3,090 3,096
FW2640179.UP.FTS.B, 21.11%, 2/16/27 .. 3,585 534
FW2642916.UP.FTS.B, 21.2%, 2/16/27 ... 12,598 909
L2640498.UP.FTS.B, 21.39%, 2/16/27 .... 7,744 7,759
L2638952.UP.FTS.B, 21.6%, 2/16/27 .... 22,968 1,655
FW2638136.UP.FTS.B, 21.78%, 2/16/27 .. 6,210 6,222
FW2643646.UP.FTS.B, 21.86%, 2/16/27 .. 12,712 12,143
L2641584.UP.FTS.B, 21.92%, 2/16/27 .... 39,447 39,094
L2637535.UP.FTS.B, 21.95%, 2/16/27 .... 22,833 22,878
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 21,772 21,751
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 9,207 9,128
FW2640578.UP.FTS.B, 22.42%, 2/16/27 .. 704 703
L2640051.UP.FTS.B, 22.42%, 2/16/27 .... 7,499 201
L2639752.UP.FTS.B, 22.85%, 2/16/27 .... 39,029 38,724
FW2643850.UP.FTS.B, 23.05%, 2/16/27 .. 12,515 903
L2644478.UP.FTS.B, 23.24%, 2/16/27 .... 15,652 15,684
FW2641930.UP.FTS.B, 23.25%, 2/16/27 .. 8,135 8,072
FW2640017.UP.FTS.B, 23.28%, 2/16/27 .. 39,095 39,173
L2636952.UP.FTS.B, 23.58%, 2/16/27 .... 7,840 7,856
FW2639691.UP.FTS.B, 23.69%, 2/16/27 .. 14,273 14,302
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 12,420 12,432
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 7,198 6,792
L2638762.UP.FTS.B, 24.36%, 2/16/27 .... 2,696 775
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... 1,578 1,582
L2643360.UP.FTS.B, 24.93%, 2/16/27 .... 2,606 2,611
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 1,185 1,188
FW2642257.UP.FTS.B, 25.15%, 2/16/27 .. 7,886 7,901
FW2640811.UP.FTS.B, 25.17%, 2/16/27 .. 24,101 23,024
L2629944.UP.FTS.B, 25.26%, 2/16/27 .... 979 282
L2640772.UP.FTS.B, 25.34%, 2/16/27 .... 1,359 97
L2642246.UP.FTS.B, 25.42%, 2/16/27 .... 1,755 1,756
L2637328.UP.FTS.B, 25.43%, 2/16/27 .... 4,829 4,839
L2643718.UP.FTS.B, 25.45%, 2/16/27 .... 1,109 1,111

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2638486.UP.FTS.B, 25.48%, 2/16/27 .... $ 8,157 $ 8,174
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 955 955
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 1,243 360
L2643974.UP.FTS.B, 25.5%, 2/16/27 .... 2,886 2,888
L2644656.UP.FTS.B, 25.52%, 2/16/27 .... 3,278 37
L2638794.UP.FTS.B, 25.6%, 2/16/27 .... 10,302 10,323
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 7,934 7,950
FW2642963.UP.FTS.B, 25.88%, 2/16/27 .. 3,809 3,817
L2640846.UP.FTS.B, 26.29%, 2/16/27 .... 19,888 19,929
L2640994.UP.FTS.B, 27.05%, 2/16/27 .... 15,969 16,002
FW2641067.UP.FTS.B, 27.08%, 2/16/27 .. 5,558 5,567
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 6,868 6,882
FW2640323.UP.FTS.B, 27.2%, 2/16/27 ... 5,915 417
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 7,999 8,015
FW2643525.UP.FTS.B, 28.34%, 2/16/27 .. 9,162 9,181
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 8,094 8,097
FW2642505.UP.FTS.B, 29.14%, 2/16/27 .. 1,667 1,669
FW2644598.UP.FTS.B, 29.38%, 2/16/27 .. 8,910 8,918
FW2638733.UP.FTS.B, 29.69%, 2/16/27 .. 3,479 3,486
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 811 812
FW2640894.UP.FTS.B, 30.14%, 2/16/27 .. 22,056 22,102
FW2644440.UP.FTS.B, 30.21%, 2/16/27 .. 1,138 81
FW2641475.UP.FTS.B, 30.33%, 2/16/27 .. 1,342 1,342
FW2642574.UP.FTS.B, 30.52%, 2/16/27 .. 14,253 14,159
FW2639097.UP.FTS.B, 30.54%, 2/16/27 .. 813 815
FW2632545.UP.FTS.B, 30.71%, 2/16/27 .. 1,009 993
FW2644847.UP.FTS.B, 30.77%, 2/16/27 .. 1,106 1,101
FW2641385.UP.FTS.B, 30.96%, 2/16/27 .. 616 607
FW2643800.UP.FTS.B, 31.1%, 2/16/27 ... 1,190 1,191
FW2638255.UP.FTS.B, 31.12%, 2/16/27 .. 1,450 1,439
FW2641109.UP.FTS.B, 31.12%, 2/16/27 .. 36,736 35,046
FW2610188.UP.FTS.B, 31.13%, 2/16/27 .. 8,240 8,247
FW2641269.UP.FTS.B, 31.13%, 2/16/27 .. 9,557 9,128
FW2642792.UP.FTS.B, 31.15%, 2/16/27 .. 970 971
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 1,141 1,143
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 2,120 2,124
FW2638691.UP.FTS.B, 31.42%, 2/16/27 .. 7,913 7,551
FW2641809.UP.FTS.B, 33.83%, 2/16/27 .. 1,864 283
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 9,448 9,383
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 1,410 1,400
L2645342.UP.FTS.B, 13.93%, 2/17/27 .... 22,092 21,944
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 2,956 2,935
FW2645675.UP.FTS.B, 15.8%, 2/17/27 ... 20,356 20,216
FW2645832.UP.FTS.B, 18.88%, 2/17/27 .. 11,443 11,366
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 8,474 8,409
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 3,249 3,256
L2645135.UP.FTS.B, 21.7%, 2/17/27 .... 1,706 1,710
L2645558.UP.FTS.B, 22.43%, 2/17/27 .... 2,243 2,225
L2645378.UP.FTS.B, 22.72%, 2/17/27 .... 4,058 4,067
L2645573.UP.FTS.B, 22.94%, 2/17/27 .... 1,621 455
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 1,092 1,093
FW2645900.UP.FTS.B, 26.25%, 2/17/27 .. 1,590 1,594
FW2645472.UP.FTS.B, 26.31%, 2/17/27 .. 14,276 4,172
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. 3,185 3,192
FW2645165.UP.FTS.B, 26.81%, 2/17/27 .. 567 559
FW2644978.UP.FTS.B, 28.18%, 2/17/27 .. 8,615 8,632
FW2644973.UP.FTS.B, 28.39%, 2/17/27 .. 6,920 6,932
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 2,542 2,544
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2633374.UP.FTS.B, 7.21%, 2/18/27 .... $ 13,410 $ 13,318
L2634883.UP.FTS.B, 19.98%, 2/18/27 .... 6,170 6,114
FW2635428.UP.FTS.B, 22.3%, 2/19/27 ... 12,795 12,801
FW2639867.UP.FTS.B, 26.3%, 2/19/27 ... 1,606 1,607
L2638208.UP.FTS.B, 25.18%, 2/22/27 .... 1,985 1,989
L2644708.UP.FTS.B, 25.19%, 2/25/27 .... 3,659 3,668
L1710004.UP.FTS.B, 26.05%, 2/25/27 .... 9,183 9,201
L2631928.UP.FTS.B, 22.74%, 2/28/27 .... 5,890 5,877
L2633254.UP.FTS.B, 24.29%, 2/28/27 .... 17,303 17,145
L2645397.UP.FTS.B, 26.19%, 2/28/27 .... 2,003 2,009
FW2634686.UP.FTS.B, 28.47%, 2/28/27 .. 4,690 329
L1874015.UP.FTS.B, 15.07%, 3/18/27 .... 13,944 –
L1874238.UP.FTS.B, 17.32%, 3/18/27 .... 3,859 3,813
L1873745.UP.FTS.B, 17.46%, 3/18/27 .... 8,376 8,303
L1872889.UP.FTS.B, 18.38%, 3/18/27 .... 14,768 14,645
FW1873439.UP.FTS.B, 25.66%, 3/18/27 .. 1,336 197
FW1874338.UP.FTS.B, 26.12%, 3/18/27 .. 8,216 1,209
L1873838.UP.FTS.B, 26.46%, 3/18/27 .... 3,806 3,827
FW1873640.UP.FTS.B, 27.67%, 3/18/27 .. 28,702 27,417
FW1874126.UP.FTS.B, 27.94%, 3/18/27 .. 3,947 3,952
FW1873137.UP.FTS.B, 30.77%, 3/18/27 .. 1,543 108
L1873977.UP.FTS.B, 12.66%, 3/23/27 .... 8,754 8,692
L1874548.UP.FTS.B, 26.04%, 3/26/27 .... 5,577 5,591
L1873528.UP.FTS.B, 25.71%, 3/28/27 .... 6,008 6,028
L2005122.UP.FTS.B, 12.01%, 4/09/27 .... 6,483 1,636
L2006131.UP.FTS.B, 12.37%, 4/09/27 .... 16,408 1,139
L2008435.UP.FTS.B, 14.4%, 4/09/27 .... 6,089 6,021
FW1985810.UP.FTS.B, 16.01%, 4/09/27 .. 8,452 71
L2005313.UP.FTS.B, 17.04%, 4/09/27 .... 42,169 41,509
L2006384.UP.FTS.B, 18.95%, 4/09/27 .... 8,619 8,517
L2008942.UP.FTS.B, 21.92%, 4/09/27 .... 2,967 214
L2006933.UP.FTS.B, 23.7%, 4/09/27 .... 4,735 4,744
L2006560.UP.FTS.B, 24.67%, 4/09/27 .... 6,108 6,083
L2009664.UP.FTS.B, 25.29%, 4/09/27 .... 1,345 1,345
FW2006387.UP.FTS.B, 25.89%, 4/09/27 .. 2,909 –
FW2009466.UP.FTS.B, 29.96%, 4/09/27 .. 1,612 1,620
FW2008777.UP.FTS.B, 28.16%, 4/15/27 .. 2,713 2,723
L2079809.UP.FTS.B, 11.68%, 4/19/27 .... 5,838 5,799
L2076923.UP.FTS.B, 15.84%, 4/19/27 .... 7,287 521
L2077624.UP.FTS.B, 16.62%, 4/19/27 .... 34,722 32,720
L2080104.UP.FTS.B, 16.97%, 4/19/27 .... 41,010 5,882
L2077275.UP.FTS.B, 17.44%, 4/19/27 .... 5,946 853
L2078117.UP.FTS.B, 17.47%, 4/19/27 .... 2,306 2,282
L2080091.UP.FTS.B, 20.35%, 4/19/27 .... 2,015 1,997
L2075161.UP.FTS.B, 20.64%, 4/19/27 .... 27,457 27,171
L2076557.UP.FTS.B, 21.86%, 4/19/27 .... 22,111 21,738
L2071630.UP.FTS.B, 22.65%, 4/19/27 .... 5,512 5,502
L2078089.UP.FTS.B, 22.76%, 4/19/27 .... 16,624 16,459
FW2078029.UP.FTS.B, 23.15%, 4/19/27 .. 3,828 3,827
FW2077484.UP.FTS.B, 23.29%, 4/19/27 .. 12,693 12,764
L2073677.UP.FTS.B, 24.99%, 4/19/27 .... 13,641 3,935
L2079168.UP.FTS.B, 25.49%, 4/19/27 .... 9,305 –
FW2079109.UP.FTS.B, 25.53%, 4/19/27 .. 5,319 381
L2075052.UP.FTS.B, 25.99%, 4/19/27 .... 4,103 4,105
L2077173.UP.FTS.B, 26.59%, 4/19/27 .... 10,081 10,068
FW2076494.UP.FTS.B, 27.89%, 4/19/27 .. 5,015 5,025
FW2079282.UP.FTS.B, 30.4%, 4/19/27 ... 1,011 1,009
FW2077993.UP.FTS.B, 30.84%, 4/19/27 .. 2,463 707

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2076209.UP.FTS.B, 31.48%, 4/19/27 .. $ 2,725 $ 2,593
FW2079511.UP.FTS.B, 9.94%, 5/01/27 ... 4,635 4,602
L2079161.UP.FTS.B, 17.64%, 5/01/27 .... 4,895 4,850
FW2195774.UP.FTS.B, 11.53%, 5/07/27 .. 24,251 23,995
L2197038.UP.FTS.B, 12.26%, 5/07/27 .... 2,926 2,893
L2196990.UP.FTS.B, 14.16%, 5/07/27 .... 4,698 1,349
L2196542.UP.FTS.B, 14.21%, 5/07/27 .... 6,182 3,258
L2197143.UP.FTS.B, 15.39%, 5/07/27 .... 8,708 4,832
FW2198673.UP.FTS.B, 15.71%, 5/07/27 .. 16,095 15,881
L2199844.UP.FTS.B, 16.94%, 5/07/27 .... 8,254 8,161
L2195192.UP.FTS.B, 17.22%, 5/07/27 .... 2,549 2,516
L2195638.UP.FTS.B, 17.49%, 5/07/27 .... 8,754 1,200
L2200243.UP.FTS.B, 17.54%, 5/07/27 .... 852 226
L2200120.UP.FTS.B, 19.52%, 5/07/27 .... 9,697 9,562
L2196726.UP.FTS.B, 21.07%, 5/07/27 .... 20,267 1,444
L2197009.UP.FTS.B, 22.01%, 5/07/27 .... 5,747 417
L2197891.UP.FTS.B, 23.8%, 5/07/27 .... 3,122 3,120
FW2197402.UP.FTS.B, 23.87%, 5/07/27 .. 2,801 202
L2199876.UP.FTS.B, 25.33%, 5/07/27 .... 1,086 1,075
FW2199514.UP.FTS.B, 25.91%, 5/07/27 .. 2,353 167
FW2198564.UP.FTS.B, 27.96%, 5/07/27 .. 3,762 2,209
FW2126302.UP.FTS.B, 28.84%, 5/07/27 .. 15,216 –
FW2197220.UP.FTS.B, 29.81%, 5/07/27 .. 2,066 2,059
FW2199111.UP.FTS.B, 31.05%, 5/07/27 .. 1,547 1,541
L2201222.UP.FTS.B, 13.13%, 5/08/27 .... 39,667 1,377
L2205206.UP.FTS.B, 15.97%, 5/08/27 .... 23,847 23,589
L2205436.UP.FTS.B, 16.02%, 5/08/27 .... 21,849 21,542
L2203740.UP.FTS.B, 19.62%, 5/08/27 .... 1,929 1,901
L2203837.UP.FTS.B, 20.89%, 5/08/27 .... 10,754 1,550
L2201398.UP.FTS.B, 22.49%, 5/08/27 .... 10,205 10,092
L2169853.UP.FTS.B, 22.52%, 5/08/27 .... 4,296 4,280
L2202315.UP.FTS.B, 23.12%, 5/08/27 .... 3,240 1,911
L2204624.UP.FTS.B, 23.54%, 5/08/27 .... 15,993 15,915
L2204118.UP.FTS.B, 23.56%, 5/08/27 .... 13,870 13,811
FW2205649.UP.FTS.B, 23.84%, 5/08/27 .. 3,259 3,253
L2169986.UP.FTS.B, 24.03%, 5/08/27 .... 11,804 11,739
FW2202542.UP.FTS.B, 24.64%, 5/08/27 .. 3,676 3,684
L2204697.UP.FTS.B, 24.89%, 5/08/27 .... 18,118 1,305
FW2201944.UP.FTS.B, 25.52%, 5/08/27 .. 4,672 2,747
L2204916.UP.FTS.B, 25.63%, 5/08/27 .... 9,344 1,283
L2206165.UP.FTS.B, 26.19%, 5/08/27 .... 7,401 7,412
FW2201816.UP.FTS.B, 26.65%, 5/08/27 .. 4,264 586
FW2206860.UP.FTS.B, 28.2%, 5/08/27 ... 2,928 2,923
FW2199020.UP.FTS.B, 29.97%, 5/08/27 .. 8,984 8,861
FW2199475.UP.FTS.B, 30.86%, 5/08/27 .. 3,935 3,932
FW2202450.UP.FTS.B, 31.05%, 5/08/27 .. 2,469 2,463
FW2201216.UP.FTS.B, 31.06%, 5/08/27 .. 2,286 1,358
FW2200444.UP.FTS.B, 31.21%, 5/08/27 .. 3,309 3,308
FW2200188.UP.FTS.B, 28.66%, 5/12/27 .. 4,639 4,622
L2199654.UP.FTS.B, 12.66%, 5/13/27 .... 4,205 4,171
FW2199867.UP.FTS.B, 13.82%, 5/23/27 .. 11,646 11,530
FW2204874.UP.FTS.B, 17.03%, 5/23/27 .. 7,720 7,605
L2411745.UP.FTS.B, 7.47%, 6/11/27 ..... 5,396 1,343
L2412468.UP.FTS.B, 7.67%, 6/11/27 ..... 36,147 35,831
L2412874.UP.FTS.B, 8.03%, 6/11/27 ..... 5,240 5,189
L2412901.UP.FTS.B, 8.44%, 6/11/27 ..... 11,199 11,095
L2408994.UP.FTS.B, 9.47%, 6/11/27 ..... 5,731 1,398
L2413627.UP.FTS.B, 12.33%, 6/11/27 .... 27,424 14,482
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2412970.UP.FTS.B, 14.15%, 6/11/27 .... $ 12,114 $ 873
L2410725.UP.FTS.B, 15.84%, 6/11/27 .... 15,170 15,005
FW2407061.UP.FTS.B, 16.61%, 6/11/27 .. 13,090 12,909
FW2407472.UP.FTS.B, 18.08%, 6/11/27 .. 21,184 20,966
L2412214.UP.FTS.B, 18.34%, 6/11/27 .... 2,371 2,346
L2402977.UP.FTS.B, 20.95%, 6/11/27 .... 1,654 967
FW2406392.UP.FTS.B, 23.41%, 6/11/27 .. 8,278 8,280
L2413373.UP.FTS.B, 23.72%, 6/11/27 .... 27,303 27,358
FW2407476.UP.FTS.B, 24.28%, 6/11/27 .. 4,376 –
FW2409812.UP.FTS.B, 24.81%, 6/11/27 .. 2,482 2,465
L2412285.UP.FTS.B, 25.08%, 6/11/27 .... 11,330 1,632
L2406611.UP.FTS.B, 25.32%, 6/11/27 .... 20,626 12,200
FW2410079.UP.FTS.B, 25.81%, 6/11/27 .. 2,810 2,806
FW2411228.UP.FTS.B, 26.37%, 6/11/27 .. 3,415 3,405
FW2409497.UP.FTS.B, 26.87%, 6/11/27 .. 1,838 1,082
L2407955.UP.FTS.B, 27%, 6/11/27 ...... 7,657 7,657
FW2410593.UP.FTS.B, 28.88%, 6/11/27 .. 7,471 2,133
FW2413018.UP.FTS.B, 30.69%, 6/11/27 .. 752 740
FW2410302.UP.FTS.B, 30.97%, 6/11/27 .. 1,692 491
FW2412394.UP.FTS.B, 31.05%, 6/11/27 .. 1,931 1,925
FW2409027.UP.FTS.B, 31.16%, 6/11/27 .. 1,437 853
FW2407226.UP.FTS.B, 31.18%, 6/11/27 .. 2,977 –
FW2411177.UP.FTS.B, 31.23%, 6/11/27 .. 2,908 2,902
FW2408747.UP.FTS.B, 31.68%, 6/11/27 .. 11,206 11,221
FW2418007.UP.FTS.B, 10.28%, 6/12/27 .. 2,132 54
L2415490.UP.FTS.B, 12.71%, 6/12/27 .... 12,364 12,244
L2416143.UP.FTS.B, 14.39%, 6/12/27 .... 1,569 399
L2418555.UP.FTS.B, 15.62%, 6/12/27 .... 12,875 12,747
L2419121.UP.FTS.B, 17.04%, 6/12/27 .... 6,110 1,633
FW2417755.UP.FTS.B, 18.05%, 6/12/27 .. 14,689 14,540
L2415568.UP.FTS.B, 19.57%, 6/12/27 .... 3,062 3,048
L2415810.UP.FTS.B, 22.13%, 6/12/27 .... 4,190 4,172
L2418697.UP.FTS.B, 22.86%, 6/12/27 .... 3,777 3,727
L2417411.UP.FTS.B, 24%, 6/12/27 ...... 8,762 8,751
FW2420083.UP.FTS.B, 27.39%, 6/12/27 .. 46,536 3,326
FW2414026.UP.FTS.B, 30.61%, 6/12/27 .. 920 918
FW2418950.UP.FTS.B, 30.94%, 6/12/27 .. 1,705 1,697
FW2418092.UP.FTS.B, 30.98%, 6/12/27 .. 1,270 1,265
FW2420156.UP.FTS.B, 31.98%, 6/12/27 .. 2,616 2,618
FW2416032.UP.FTS.B, 32.75%, 6/12/27 .. 17,680 2,548
L2412701.UP.FTS.B, 25.09%, 6/15/27 .... 946 940
FW2410113.UP.FTS.B, 29.34%, 6/25/27 .. 2,858 2,847
FW2411936.UP.FTS.B, 13.61%, 6/26/27 .. 6,070 6,006
L1708948.UP.FTS.B, 7.47%, 7/14/27 .... 6,073 6,026
L1708685.UP.FTS.B, 16.63%, 7/14/27 .... 2,031 2,014
FW1706254.UP.FTS.B, 26.93%, 7/14/27 .. 27,576 4,164
L2633603.UP.FTS.B, 8.38%, 7/15/27 .... 12,721 11,949
FW2637564.UP.FTS.B, 8.54%, 7/15/27 ... 12,103 809
L2633537.UP.FTS.B, 17.39%, 7/15/27 .... 8,623 8,516
L2633453.UP.FTS.B, 19.72%, 7/15/27 .... 13,343 13,165
L2636132.UP.FTS.B, 21.91%, 7/15/27 .... 9,021 8,593
FW2632621.UP.FTS.B, 22.95%, 7/15/27 .. 4,922 356
FW2636073.UP.FTS.B, 23.1%, 7/15/27 ... 4,140 4,123
FW2632915.UP.FTS.B, 24.46%, 7/15/27 .. 12,693 12,609
L2633167.UP.FTS.B, 24.54%, 7/15/27 .... 4,800 4,726
L2605748.UP.FTS.B, 25.45%, 7/15/27 .... 1,573 1,565
FW2634423.UP.FTS.B, 28.99%, 7/15/27 .. 17,030 16,936
FW2636841.UP.FTS.B, 30.04%, 7/15/27 .. 24,352 24,228

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2638227.UP.FTS.B, 10.2%, 7/16/27 .... $ 11,762 $ 11,663
FW2639288.UP.FTS.B, 14.3%, 7/16/27 ... 12,649 12,525
FW2644039.UP.FTS.B, 16.97%, 7/16/27 .. 6,394 6,325
L2639647.UP.FTS.B, 17.04%, 7/16/27 .... 8,487 329
L2640734.UP.FTS.B, 17.15%, 7/16/27 .... 39,945 39,465
L2640760.UP.FTS.B, 19.65%, 7/16/27 .... 4,252 3,999
L2639355.UP.FTS.B, 21.49%, 7/16/27 .... 3,160 3,123
L2641233.UP.FTS.B, 22.03%, 7/16/27 .... 15,461 327
FW2641976.UP.FTS.B, 24.71%, 7/16/27 .. 11,208 1,650
L2643306.UP.FTS.B, 25.49%, 7/16/27 .... 16,936 4,886
FW2644724.UP.FTS.B, 28.24%, 7/16/27 .. 45,088 43,073
FW2644628.UP.FTS.B, 30.88%, 7/16/27 .. 1,341 1,344
FW2641207.UP.FTS.B, 30.9%, 7/16/27 ... 2,767 2,773
FW2642662.UP.FTS.B, 30.94%, 7/16/27 .. 4,584 4,574
L2645113.UP.FTS.B, 10.21%, 7/17/27 .... 6,442 6,379
L2645909.UP.FTS.B, 19.06%, 7/17/27 .... 4,079 4,031
L2642277.UP.FTS.B, 22.82%, 7/17/27 .... 5,293 5,220
L2631220.UP.FTS.B, 25.21%, 7/28/27 .... 2,476 2,465
FW1873026.UP.FTS.B, 30.69%, 8/18/27 .. 488 482
L2008894.UP.FTS.B, 11.02%, 9/09/27 .... 4,879 355
L2006623.UP.FTS.B, 15.18%, 9/09/27 .... 8,385 8,288
L2005978.UP.FTS.B, 17.84%, 9/09/27 .... 3,143 3,088
L2005478.UP.FTS.B, 23.62%, 9/09/27 .... 14,104 14,093
L2004813.UP.FTS.B, 23.68%, 9/09/27 .... 4,720 4,707
FW2007802.UP.FTS.B, 23.93%, 9/09/27 .. 28,516 28,139
FW2199121.UP.FTS.B, 15.58%, 10/07/27 . 16,972 16,775
L2199767.UP.FTS.B, 25.65%, 10/07/27 ... 5,165 5,109
FW2199624.UP.FTS.B, 25.75%, 10/07/27 . 8,490 8,470
FW2195253.UP.FTS.B, 27.11%, 10/07/27 . 5,745 –
L2202846.UP.FTS.B, 8.79%, 10/08/27 .... 16,304 1,189
L2200600.UP.FTS.B, 11.71%, 10/08/27 ... 3,667 3,633
L2206074.UP.FTS.B, 15.01%, 10/08/27 ... 6,383 6,318
FW2205781.UP.FTS.B, 22.27%, 10/08/27 . 42,161 –
FW2202576.UP.FTS.B, 22.89%, 10/08/27 . 7,058 4,124
L2203589.UP.FTS.B, 24.35%, 10/08/27 ... 3,892 3,886
L2205138.UP.FTS.B, 24.86%, 10/08/27 ... 3,154 227
L2206615.UP.FTS.B, 25.87%, 10/08/27 ... 13,141 13,008
FW2202648.UP.FTS.B, 26.05%, 10/08/27 . 6,756 107
FW2206016.UP.FTS.B, 28.92%, 10/08/27 . 854 839
FW2203404.UP.FTS.B, 29.65%, 10/08/27 . 1,500 1,499
FW2202975.UP.FTS.B, 30.2%, 10/08/27 .. 3,202 3,181
FW2205386.UP.FTS.B, 30.87%, 10/08/27 . 7,770 7,771
FW2411932.UP.FTS.B, 22.38%, 11/11/27 . 4,498 4,442
L2413593.UP.FTS.B, 23.06%, 11/11/27 ... 7,496 7,383
FW2410499.UP.FTS.B, 31.67%, 11/11/27 . 1,443 204
L2414318.UP.FTS.B, 8.81%, 11/12/27 .... 12,241 12,145
FW2414721.UP.FTS.B, 28.43%, 11/12/27 . 5,162 5,098
FW2402573.UP.FTS.B, 32.37%, 11/12/27 . 10,294 10,171
FW2634082.UP.FTS.B, 24.01%, 12/15/27 . 5,022 4,953
L2644100.UP.FTS.B, 5.16%, 12/16/27 .... 3,981 3,952
FW2643411.UP.FTS.B, 29.58%, 12/16/27 . 4,974 4,938
FW2642156.UP.FTS.B, 26.37%, 12/20/27 . 2,513 178
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 2,407 2,403
L2008544.UP.FTS.B, 14.54%, 11/09/28 ... 4,087 4,074
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... 8,802 8,786
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 15,832 15,897
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 7,958 7,977
L2197007.UP.FTS.B, 26.07%, 12/07/28 ... 2,290 2,283
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... $ 3,874 $ 3,863
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 12,593 12,537
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... 18,305 18,236
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 3,942 3,925
L2633742.UP.FTS.B, 25.95%, 2/15/29 .... 2,935 205
L2634808.UP.FTS.B, 26.03%, 2/15/29 .... 1,786 1,779
L2633894.UP.FTS.B, 26.42%, 2/15/29 .... 4,185 4,163
L2635317.UP.FTS.B, 27.28%, 2/15/29 .... 2,111 1,994
L2637431.UP.FTS.B, 26.27%, 7/15/29 .... 6,577 6,518
11,124,636
Total Marketplace Loans (Cost $48,370,766) ....
$43,002,967

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
At October 31, 2023, the Fund had the following futures contracts outstanding. See N ote 1(e).
At October 31, 2023, the Fund had the following forward exchange contracts outstanding. See Not e 1(e).
At October 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(e) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 714 $ 75,806,719 12/19/23 $ (2,689,670)
U.S. Treasury 10 Year Ultra Notes ................ Long 30 3,264,844 12/19/23 (88,751)
U.S. Treasury 2 Year Notes ..................... Long 1,339 271,042,892 12/29/23 (1,024,419)
U.S. Treasury Ultra Bonds ...................... Long 146 16,434,125 12/19/23 (2,187,948)
Total Futures Contracts ...................................................................... $(5,990,788)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 6,600,000 1,320,000 11/06/23 $ — $ (11,222)
Brazilian Real ...... JPHQ Sell 6,600,000 1,371,183 11/06/23 62,405 —
Euro ............. JPHQ Sell 2,800,000 3,000,606 12/13/23 32,544 —
Japanese Yen ...... JPHQ Buy 1,900,000,000 12,996,619 1/09/24 — (312,905)
Columbian Peso .... JPHQ Sell 56,500,000,000 13,128,849 2/26/24 — (213,344)
Brazilian Real ...... JPHQ Sell 6,600,000 1,301,929 3/04/24 11,567 —
Total Forward Exchange Contracts ................................................... $106,516 $(537,471)
Net unrealized appreciation (depreciation) ............................................ $(430,955)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 67,100,000 $ (24,343) $ (24,871) $ 528
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(24,343) $(24,871) $528

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 17,820,000 $ (2,773,280) $ (2,347,417) $ (425,863) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 3,150,000 EUR 20,804 — 20,804
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 15,800,000 461,646 (214,034) 675,680
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 22,100,000 (4,671,617) (455,447) (4,216,170)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,300,000 24,082 — 24,082
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 42,232 6,268 35,964
Investment
Grade
Total OTC Swap Contracts .............................................. $(6,896,133) $(3,010,630) $(3,885,503)
Total Credit Default Swap Contracts .................................... $(6,920,476) $ (3,035,501) $(3,884,975)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
See Note 9 regarding other derivative information.
See Abbreviations on page 138.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,765,521,615
Cost - Controlled affiliates (Note 3 f and 10 ) ...................................................... 103,286,654
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 33,988,351
Cost - Unaffiliated repurchase agreements ...................................................... 77,879,659
Value - Unaffiliated issuers (Includes securities loaned of $2,189,328) .................................. $2,469,878,183
Value - Controlled affiliates (Note 3 f and 10 ) ..................................................... 90,125,767
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 33,988,351
Value - Unaffiliated repurchase agreements ...................................................... 77,879,659
Cash .................................................................................... 1,864,894
Receivables:
Investment securities sold ................................................................... 2,052,642
Capital shares sold ........................................................................ 1,102,645
Dividends and interest ..................................................................... 26,861,493
Deposits with brokers for:
OTC derivative contracts .................................................................. 7,670,000
Futures contracts ........................................................................ 3,927,850
Centrally cleared swap contracts ............................................................ 6,180,062
Variation margin on centrally cleared swap contracts ............................................... 201,100
OTC swap contracts (upfront payments $230,998) .................................................. 6,268
Unrealized appreciation on OTC forward exchange contracts .......................................... 106,516
Unrealized appreciation on OTC swap contracts .................................................... 756,530
Deferred tax benefit ......................................................................... 287,971
Total assets .......................................................................... 2,722,889,931
Liabilities:
Payables:
Investment securities purchased .............................................................. 108,888,097
Capital shares redeemed ................................................................... 3,113,209
Management fees ......................................................................... 962,923
Distribution fees .......................................................................... 506,204
Transfer agent fees ........................................................................ 797,552
Variation margin on futures contracts ........................................................... 178,891
OTC swap contracts (upfront receipts $10,697,350) ................................................. 3,016,898
Unrealized depreciation on OTC swap contracts .................................................... 4,642,033
Unrealized depreciation on OTC forward exchange contracts .......................................... 537,471
Accrued expenses and other liabilities ........................................................... 407,491
Total liabilities ......................................................................... 123,050,769
Net assets, at value ................................................................. $2,599,839,162
Net assets consist of:
Paid-in capital ............................................................................. $3,907,097,199
Total distributable earnings (losses) ............................................................. (1,307,258,037)
Net assets, at value ................................................................. $2,599,839,162

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,094,023,743
Shares outstanding ........................................................................ 267,506,169
Net asset value per share
a
.................................................................. $7.83
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.14
Class C:
Net assets, at value ....................................................................... $74,473,536
Shares outstanding ........................................................................ 9,504,205
Net asset value and maximum offering price per share
a
............................................. $7.84
Class R:
Net assets, at value ....................................................................... $36,438,353
Shares outstanding ........................................................................ 4,676,933
Net asset value and maximum offering price per share ............................................. $7.79
Class R6:
Net assets, at value ....................................................................... $127,886,309
Shares outstanding ........................................................................ 16,307,544
Net asset value and maximum offering price per share ............................................. $7.84
Advisor Class:
Net assets, at value ....................................................................... $267,017,221
Shares outstanding ........................................................................ 34,059,993
Net asset value and maximum offering price per share ............................................. $7.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the six months ended October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Controlled affiliates (Note 3 f and 10 ) ........................................................... $6,749,951
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 876,965
Interest: (net of foreign taxes of $29,008)
Unaffiliated issuers ........................................................................ 67,920,575
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 20,721
Total investment income ................................................................... 75,568,212
Expenses:
Management fees (Note 3 a ) ................................................................... 6,367,175
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,770,746
    Class C ................................................................................ 285,162
    Class R ................................................................................ 97,258
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,643,337
    Class C ................................................................................ 65,079
    Class R ................................................................................ 28,844
    Class R6 ............................................................................... 27,580
    Advisor Class ............................................................................ 221,419
Custodian fees (Note 4 ) ...................................................................... 13,879
Reports to shareholders fees .................................................................. 166,471
Registration and filing fees .................................................................... 81,278
Professional fees ........................................................................... 75,591
Trustees' fees and expenses .................................................................. 16,655
Marketplace lending fees (Note 1 g ) ............................................................. 570,103
Other .................................................................................... 118,669
Total expenses ......................................................................... 12,549,246
Expense reductions (Note 4 ) ............................................................... (1,846)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (430,659)
Net expenses ......................................................................... 12,116,741
Net investment income ................................................................ 63,451,471
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (39,367,233)
Controlled affiliates (Note 3f and 10) .......................................................... (15,076,298)
Foreign currency transactions ................................................................ 27,954
Forward exchange contracts ................................................................. (4,556,121)
Futures contracts ......................................................................... (2,965,454)
Swap contracts ........................................................................... (3,817,853)
Net realized gain (loss) .................................................................. (65,755,005)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (75,789,733)
Controlled affiliates (Note 3 f and 10 ) .......................................................... 15,293,618
Translation of other assets and liabilities denominated in foreign currencies .............................. 453,499
Forward exchange contracts ................................................................. 1,047,580
Futures contracts ......................................................................... (12,368,216)
Swap contracts ........................................................................... 2,587,099
Net change in unrealized appreciation (depreciation) ............................................ (68,776,153)
Net realized and unrealized gain (loss) ............................................................ (134,531,158)
Net increase (decrease) in net assets resulting from operations .......................................... $(71,079,687)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
Franklin Strategic Income Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $63,451,471 $131,667,390
Net realized gain (loss) ................................................. (65,755,005) (235,838,604)
Net change in unrealized appreciation (depreciation) ........................... (68,776,153) 111,730,544
Net increase (decrease) in net assets resulting from operations ................ (71,079,687) 7,559,330
Distributions to shareholders:
Class A ............................................................. (51,399,728) (106,771,149)
Class C ............................................................. (1,809,200) (5,088,448)
Class R ............................................................. (854,803) (1,845,783)
Class R6 ............................................................ (3,306,289) (6,146,385)
Advisor Class ........................................................ (7,219,417) (16,190,187)
Total distributions to shareholders .......................................... (64,589,437) (136,041,952)
Capital share transactions: (Note 2 )
Class A ............................................................. (82,799,242) (224,634,715)
Class C ............................................................. (21,427,601) (64,606,419)
Class R ............................................................. (2,591,507) (5,595,004)
Class R6 ............................................................ 1,430,805 1,832,985
Advisor Class ........................................................ (29,545,446) (64,076,114)
Total capital share transactions ............................................ (134,932,991) (357,079,267)
Net increase (decrease) in net assets ................................... (270,602,115) (485,561,889)
Net assets:
Beginning of period ..................................................... 2,870,441,277 3,356,003,166
End of period .......................................................... $2,599,839,162 $2,870,441,277

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Strategic Income Fund
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Strategic Income Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on October 31, 2023.
d. Securities Purchased on a TBA Basis
The Fund purchases securities on a to-be-announced (TBA)
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are recognized as realized gain or loss.
At October 31, 2023, the Fund had no total return swap
contracts.
See Note 9 regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due to changes in security values is delivered to the Fund on the
next business day. Additionally, at October 31, 2023, Fund
held $2,298,132 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and  excise taxes. As a result, no provision
for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income in the Statement of Operations.
Paydown gains and losses are recorded as an adjustment
to interest income. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2023
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 12,166,639 $98,324,682 23,791,924 $194,624,798
Shares issued in reinvestment of distributions .......... 6,058,871 48,626,495 12,422,561 101,065,569
Shares redeemed ............................... (28,487,062) (229,750,419) (63,688,712) (520,325,082)
Net increase (decrease) .......................... (10,261,552) $(82,799,242) (27,474,227) $(224,634,715)
Class C Shares:
Shares sold ................................... 800,947 $6,474,962 1,064,169 $8,724,896
Shares issued in reinvestment of distributions .......... 216,516 1,740,818 605,456 4,931,255
Shares redeemed
a
.............................. (3,663,605) (29,643,381) (9,555,676) (78,262,570)
Net increase (decrease) .......................... (2,646,142) $(21,427,601) (7,886,051) $(64,606,419)
Class R Shares:
Shares sold ................................... 542,810 $4,378,070 728,664 $5,945,032
Shares issued in reinvestment of distributions .......... 106,528 851,145 226,920 1,837,872
Shares redeemed ............................... (971,409) (7,820,722) (1,648,826) (13,377,908)
Net increase (decrease) .......................... (322,071) $(2,591,507) (693,242) $(5,595,004)
Class R6 Shares:
Shares sold ................................... 2,178,647 $17,618,251 3,982,344 $32,673,110
Shares issued in reinvestment of distributions .......... 347,925 2,797,076 632,664 5,157,406
Shares redeemed ............................... (2,349,708) (18,984,522) (4,387,632) (35,997,531)
Net increase (decrease) .......................... 176,864 $1,430,805 227,376 $1,832,985
Advisor Class Shares:
Shares sold ................................... 2,139,863 $17,308,830 7,495,412 $61,389,999
Shares issued in reinvestment of distributions .......... 626,979 5,040,667 1,560,308 12,733,375
Shares redeemed ............................... (6,470,356) (51,894,943) (16,904,453) (138,199,488)
Net increase (decrease) .......................... (3,703,514) $(29,545,446) (7,848,733) $(64,076,114)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2023, the annualized gross effective investment management fee rate was 0.459% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$767,984 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2024.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $18,894
CDSC retained .............................................................................. $8,728
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $145,949,688 $— $(55,727,183) $(15,390,356) $15,293,618 $90,125,767 11,365,166 $5,511,273
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $37,364,960 $4,241,749 $(7,618,358) $— $— $33,988,351 33,988,351 $876,965
Total Affiliated Securities ... $183,314,648 $4,241,749 $(63,345,541) $(15,390,356) $15,293,618 $124,114,118 $6,388,238
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation)  for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums and swaps.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2023, aggregated
$793,484,813  and $756,083,371, respectively.
7. Credit Risk and Defaulted Securities
At October 31, 2023, the Fund had 24.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2023, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $143,373,255
Long term ................................................................................ 778,328,486
Total capital loss carryforwards ............................................................... $921,701,741
Cost of investments .......................................................................... $2,977,935,843
Unrealized appreciation ........................................................................ $39,683,338
Unrealized depreciation ........................................................................ (359,089,440)
Net unrealized appreciation (depreciation) .......................................................... $(319,406,102)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At October 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821
a
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 1/01/38 .. 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $21,266,508 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of October 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 5,990,788
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
106,516 Unrealized depreciation on OTC
forward exchange contracts
537,471
Credit contracts ............
Variation margin on centrally
cleared swap contracts
528
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
6,268 OTC swap contracts (upfront
receipts)
3,016,898
Unrealized appreciation on OTC
swap contracts
756,530 Unrealized depreciation on OTC
swap contracts
4,642,033
Total .................... $869,842 $14,187,190
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
For the period ended October 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2023, the average month end notional amount of futures contracts and swap contracts represented $350,083,445 and $142,725,397, respectively. The average month end contract value of forward exchange contracts was $43,603,350.
At October 31, 2023, the Fund's OTC derivative assets and liabilities are as follows:
At October 31, 2023, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(2,965,454) Futures contracts $(12,368,216)
Foreign exchange contracts .....
Forward exchange contracts (4,556,121) Forward exchange contracts 1,047,580
Credit contracts ...............
Swap contracts (3,817,853) Swap contracts 2,587,099
Total ....................... $(11,339,428) $(8,733,537)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Forward exchange contracts ............................. $ 106,516 $ 537,471
Swap contracts ....................................... 762,798 7,658,931
Total ............................................. $869,314 $8,196,402
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
At October 31, 2023, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 138 .
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2023, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $20,804 $— $— $— $20,804
CITI ..................... 741,994 (741,994) — — —
JPHQ ................... 106,516 (106,516) — — —
Total ................... $869,314 $(848,510) $ — $— $20,804
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 7,658,931 (741,994) — (6,916,937) —
JPHQ ................... 537,471 (106,516) — (270,000) 160,955
Total ................... $8,196,402 $(848,510) $— $(7,186,937) $160,955
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2023, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc. ............ $ 6,731,505 $ — $ (3,862,970) $ 314,058 $ —
a
$ —
a
—
a
$ 1,238,678
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $6,731,505 $— $(3,862,970) $314,058 $— $— $1,238,678
a
As of October 31, 2023, no longer an affiliate.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Oil, Gas & Consumable Fuels ............. 36,752 19,713,936 — 19,750,688
Management Investment Companies ......... — 90,125,767 — 90,125,767
Warrants ............................... — — —
a
—
Convertible Bonds ....................... — 49,095 — 49,095
Corporate Bonds :
Aerospace & Defense ................... — 24,019,086 — 24,019,086
Air Freight & Logistics ................... — 3,048,569 — 3,048,569
Automobile Components ................. — 26,730,433 — 26,730,433
Automobiles .......................... — 6,041,534 — 6,041,534
Banks ............................... — 157,262,399 — 157,262,399
Beverages ........................... — 8,747,177 — 8,747,177
Biotechnology ......................... — 14,839,897 — 14,839,897
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 21,162,880 — 21,162,880
Capital Markets ........................ — 64,600,814 — 64,600,814
Chemicals ........................... — 46,391,869 — 46,391,869
Commercial Services & Supplies ........... — 22,759,414 — 22,759,414
Communications Equipment .............. — 3,319,105 — 3,319,105
Construction & Engineering ............... — 4,892,412 — 4,892,412
Construction Materials .................. — 6,984,588 — 6,984,588
Consumer Finance ..................... — 20,387,440 — 20,387,440
Consumer Staples Distribution & Retail ...... — 12,107,863 — 12,107,863
Containers & Packaging ................. — 43,015,204 — 43,015,204
Distributors ........................... — 4,181,967 — 4,181,967
Diversified Consumer Services ............ — 6,654,750 — 6,654,750
Diversified REITs ...................... — 11,974,617 — 11,974,617
Diversified Telecommunication Services ..... — 37,939,072 — 37,939,072
Electric Utilities ........................ — 59,910,560 — 59,910,560
Electrical Equipment .................... — 9,110,310 — 9,110,310
Electronic Equipment, Instruments &
Components ........................ — 10,676,161 — 10,676,161
Energy Equipment & Services ............. — 3,503,938 — 3,503,938
Entertainment ......................... — 4,798,894 — 4,798,894
Financial Services ...................... — 10,723,393 1,228,110 11,951,503
Food Products ........................ — 21,710,843 — 21,710,843
Gas Utilities .......................... — 1,629,146 — 1,629,146
Ground Transportation .................. — 8,850,175 — 8,850,175
Health Care Equipment & Supplies ......... — 20,622,403 — 20,622,403
Health Care Providers & Services .......... — 59,554,692 — 59,554,692
Health Care REITs ..................... — 4,750,149 — 4,750,149
Health Care Technology ................. — 6,993,000 — 6,993,000
Hotel & Resort REITs ................... — 2,964,829 — 2,964,829
Hotels, Restaurants & Leisure ............. — 31,037,928 — 31,037,928
Household Durables .................... — 2,310,227 — 2,310,227
Household Products .................... — 7,590,350 — 7,590,350
Independent Power and Renewable Electricity
Producers .......................... — 25,200,303 — 25,200,303
Insurance ............................ — 34,450,233 — 34,450,233
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Interactive Media & Services .............. $ — $ 13,952,589 $ — $ 13,952,589
IT Services ........................... — 27,131,780 — 27,131,780
Life Sciences Tools & Services ............ — 3,768,375 — 3,768,375
Machinery ............................ — 8,917,937 — 8,917,937
Media ............................... — 56,072,456 — 56,072,456
Metals & Mining ....................... — 27,015,371 — 27,015,371
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 8,055,168 — 8,055,168
Multi-Utilities .......................... — 14,760,683 — 14,760,683
Oil, Gas & Consumable Fuels ............. — 137,346,284 — 137,346,284
Paper & Forest Products ................. — 9,084,873 — 9,084,873
Passenger Airlines ..................... — 13,647,704 — 13,647,704
Personal Care Products ................. — 32,508,843 — 32,508,843
Pharmaceuticals ....................... — 31,300,044 — 31,300,044
Real Estate Management & Development .... — 3,987,500 — 3,987,500
Software ............................. — 4,805,224 — 4,805,224
Specialized REITs ...................... — 7,953,271 — 7,953,271
Specialty Retail ........................ — 6,987,671 — 6,987,671
Technology Hardware, Storage & Peripherals . — 1,653,615 — 1,653,615
Textiles, Apparel & Luxury Goods .......... — 5,576,011 — 5,576,011
Tobacco ............................. — 21,656,032 — 21,656,032
Trading Companies & Distributors .......... — 17,307,841 — 17,307,841
Transportation Infrastructure .............. — 662,142 — 662,142
Wireless Telecommunication Services ....... — 14,525,290 — 14,525,290
Senior Floating Rate Interests ............... — — —
a
—
Marketplace Loans ....................... — — 43,002,967 43,002,967
Foreign Government and Agency Securities .... — 53,301,952 — 53,301,952
U.S. Government and Agency Securities ....... — 502,913,991 — 502,913,991
Asset-Backed Securities ................... — 115,392,746 — 115,392,746
Commercial Mortgage-Backed Securities ...... — 15,224,977 — 15,224,977
Mortgage-Backed Securities ................ — 296,227,832 — 296,227,832
Residential Mortgage-Backed Securities ....... — 80,225,497 — 80,225,497
Escrows and Litigation Trusts ............... — 435,000 —
a
435,000
Short Term Investments ................... 33,988,351 77,879,659 — 111,868,010
Total Investments in Securities ........... $34,025,103 $2,593,615,780 $44,231,077 $2,671,871,960
Other Financial Instruments:
Forward exchange contracts ............... $— $106,516 $— $106,516
Swap contracts ......................... — 757,058 — 757,058
Total Other Financial Instruments ......... $— $863,574 $— $863,574
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $537,471 $— $537,471
Swap contracts .......................... — 4,642,033 — 4,642,033
Futures contracts ........................ 5,990,788 — — 5,990,788
Total Other Financial Instruments ......... $5,990,788 $5,179,504 $— $11,170,292
a
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Warrants :
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Software .......... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... 1,421,613 — (1,294,615) — — 1,605 (228,563) 1,328,070 1,228,110 (57,244)
Senior Floating Rate
Interests :
Software .......... —
c
— — — — — — — — —
Marketplace Loans :
Financial Services ... 54,177,465 6,748,855 (18,062,759) — — — (437,798) 577,204 43,002,967 (703,712)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $55,599,078 $6,748,855 $(19,357,374) $— $— $1,605 $(666,361) $1,905,274 $44,231,077 $(760,956)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services $43,002,967 Discounted cash flow Loss-adjusted discount rate
0.9% – 17.8%
(9.5%)
Decrease
Projected loss rate 1.9% – 47.9%
(16.6%)
Decrease
All Other Investments . . . . . . . 1,228,110
c,d
Total . . . . . . . . . . . . . .
.........
$44,231,077
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
T-Note
Treasury Note
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 S 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.    N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 21, 2023